As filed with the Securities and Exchange Commission on April 30, 2010

1933 Act Registration No. 033-48940

1940 Act Registration No. 811-06722

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 70

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 70

FORWARD FUNDS

(Exact Name of Registrant as Specified in Charter)

433 California Street, 11th Floor

San Francisco, California 94104

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-999-6809

J. ALAN REID, JR.

Forward Funds

433 California Street, 11th Floor

San Francisco, California 94104

(Name and address of agent for service of process)

COPIES TO:

DOUGLAS P. DICK

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

(Name and address of agent for service of process)

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Prospectus

May 1, 2010

Class A Shares

Class B Shares

Class C Shares

Class M Shares

TICKERS
FUND	CLASS A	CLASS B	CLASS C	CLASS M
Forward Aggressive Growth Allocation Fund	AGRRX	N/A	ACAGX	N/A
Forward Balanced Allocation Fund	AOBAX	N/A	ABAFX	N/A
Forward Banking and Finance Fund	HSSAX	N/A	HSSCX	N/A
Forward Emerging Markets Fund	N/A	N/A	None	FEMMX
Forward Global Infrastructure Fund	KGIAX	KGIBX	KGICX	FGIMX
Forward Growth & Income Allocation Fund	AOIAX	N/A	AGIGX	N/A
Forward Growth Allocation Fund	AOGAX	N/A	AGGGX	N/A
Forward Growth Fund	HSPGX	N/A	HSPCX	N/A
Forward High Yield Bond Fund	N/A	N/A	AHYIX	N/A
Forward Income & Growth Allocation Fund	AOLAX	N/A	AIGMX	N/A
Forward Income Allocation Fund	AILAX	N/A	AIACX	N/A
Forward International Dividend Fund	None	N/A	None	N/A
Forward International Equity Fund	N/A	N/A	AICIX	N/A
Forward International Fixed Income Fund	N/A	N/A	FFXCX	N/A
Forward International Real Estate Fund	KIRAX	KIRBX	KIRCX	N/A
Forward International Small Companies Fund	FFIAX	N/A	None	FNSMX
Forward Investment Grade Fixed-Income Fund	N/A	N/A	ACCFX	N/A
Forward Large Cap Equity Fund	FFLAX	N/A	None	N/A
Forward Large Cap Growth Fund	N/A	N/A	AGCGX	N/A
Forward Large Cap Value Fund	N/A	N/A	AVCVX	N/A
Forward Legato Fund	FFLMX	N/A	None	N/A
Forward Long/Short Credit Analysis Fund	N/A	N/A	FLSFX	FLSMX
Forward Mortgage Securities Fund	N/A	N/A	ACMSX	N/A
Forward Real Estate Fund	KREAX	N/A	KRECX	N/A
Forward Select Income Fund	KIFAX	KIFBX	KIFCX	FSIMX
Forward Small Cap Equity Fund	FFHAX	N/A	None	FSCMX
Forward Small to Mid Cap Fund	N/A	N/A	ACSMX	N/A
Forward Strategic Realty Fund	KSRAX	KSRBX	KSRCX	N/A
Forward Tactical Growth Fund	FTAGX	N/A	FTGOX	FTGMX
Forward U.S. Government Money Fund	None	N/A	AUCXX	N/A

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to say otherwise.

Forward Funds, like any other mutual funds, try to meet their stated investment goals but there is no guarantee that the goals will be met. Investments in the Funds are not bank deposits; they are not insured by the FDIC, the Federal government or any other agency.

Forward Funds also offer Institutional Class, Investor Class, and Class Z shares by separate prospectuses, which are available upon request.

Forward Aggressive Growth Allocation Fund

Investment Objective

The Fund seeks high potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	N/A	0.25%
Other Expenses	0.26%	0.26%
Acquired Fund Fees and Expenses	1.10%	1.10%
Total Annual Fund Operating Expenses	1.81%	2.46%
Fee Waiver and/or Expense Reimbursement(1)	–0.14%	–0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.67%	2.32%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until April 30, 2011.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$735	$335
3 Years	$1,099	$753
5 Years	$1,486	$1,297
10 Years	$2,566	$2,782

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$735	$235
3 Years	$1,099	$753
5 Years	$1,486	$1,297
10 Years	$2,566	$2,782

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more. The Advisor may from time to time modify the asset allocation of the Fund in response to the Advisor’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

1

Forward Aggressive Growth Allocation Fund

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – June 30, 2009	17.48%
Worst Quarter – December 31, 2008	–22.18%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Aggressive Growth Allocation Fund – Class C (Inception: 12/30/02)
Return Before Taxes	22.95%	–1.09%	4.86%
Return After Taxes on Distributions(1)	22.60%	–1.30%	4.70%
Return After Taxes on Distributions and Sale of Fund Shares(1)	15.26%	–0.94%	4.20%
S&P 500 Index	26.46%	0.42%	5.52%
Forward Aggressive Growth Allocation Fund – Class A (Inception: 9/29/03)
Return Before Taxes	17.59%	–1.62%	2.69%
S&P 500 Index	26.46%	0.42%	3.72%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Roberge has managed the Fund since January 2007.

2

Forward Aggressive Growth Allocation Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Forward Balanced Allocation Fund

Investment Objective

The Fund seeks moderate current income and some potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	N/A	0.25%
Other Expenses	0.15%	0.15%
Acquired Fund Fees and Expenses	0.99%	0.99%
Total Annual Fund Operating Expenses	1.59%	2.24%
Fee Waiver and/or Expense Reimbursement(1)	–0.12%	–0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.47%	2.12%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until April 30, 2011.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$716	$315
3 Years	$1,037	$689
5 Years	$1,380	$1,188
10 Years	$2,344	$2,562

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$716	$215
3 Years	$1,037	$689
5 Years	$1,380	$1,188
10 Years	$2,344	$2,562

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon. At all times, Forward Management intends to maintain the Fund’s asset allocation to at least 40% in equity Underlying Funds and to at least 25% in fixed-income Underlying Funds. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds.

4

Forward Balanced Allocation Fund

The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – September 30, 2009	12.54%
Worst Quarter – December 31, 2008	–11.43%

5

Forward Balanced Allocation Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Balanced Allocation Fund – Class C (Inception: 12/30/02)
Return Before Taxes	18.82%	1.19%	4.46%
Return After Taxes on Distributions(1)	17.92%	0.49%	3.79%
Return After Taxes on Distributions and Sale of Fund Shares(1)	12.34%	0.65%	3.49%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.74%
S&P 500 Index	26.46%	0.42%	5.52%
Balanced Allocation Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)	16.34%	2.99%	5.41%
Forward Balanced Allocation Fund – Class A (Inception: 9/29/03)
Return Before Taxes	13.72%	0.66%	2.97%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.80%
S&P 500 Index	26.46%	0.42%	3.72%
Balanced Allocation Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)	16.34%	2.99%	4.55%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief

Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Roberge has managed the Fund since January 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Forward Banking and Finance Fund

Investment Objective

The Fund seeks long-term growth through capital appreciation. Income is a secondary objective.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	0.10%	0.25%
Other Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	1.93%	2.48%

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$760	$351
3 Years	$1,146	$772
5 Years	$1,556	$1,320
10 Years	$2,696	$2,812

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$760	$251
3 Years	$1,146	$772
5 Years	$1,556	$1,320
10 Years	$2,696	$2,812

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a portfolio of equity securities of companies principally engaged in the banking or financial services industries.

The Fund will usually emphasize smaller companies: those with a market capitalization of less than $1.5 billion. In addition, the Fund will invest not less than 25% of its net assets in securities of companies principally engaged in the banking industry and not less than 25% of its net assets in securities of companies principally engaged in the financial services industry. A company is defined as “principally engaged” in the banking or financial services industries if: a majority of the revenues or earnings were derived from the creation, purchase or sale of banking or financial services products; or a majority of the assets were devoted to such activities, based on the company’s most recent fiscal year.

Companies in the banking industry include U.S. commercial and industrial banking and savings institutions and their parent holding companies. Companies in the financial services industry include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies.

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Sub-Advisor”) utilizes a growth approach to choosing securities based upon fundamental research which attempts to identify companies whose earnings growth rate exceeds that of their peer group, exhibit a competitive advantage in niche markets, or do not receive significant coverage from other institutional investors.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Banking- and Financial Services-Related Investment: The banking and financial services industries are comparatively narrow segments of the economy. Entities in these industries may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations. In addition, entities in these industries are particularly vulnerable to certain factors affecting the industries as a whole, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

7

Forward Banking and Finance Fund

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – September 30, 2008	22.64%
Worst Quarter – March 31, 2009	–19.75%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Banking and Finance Fund – Class A (Inception: 2/18/97 )
Return Before Taxes	–16.39%	–10.10%	4.57%	5.77%
Return After Taxes on Distributions(1)	–16.42%	–10.82%	3.88%	4.60%
Return After Taxes on Distributions and Sale of Fund Shares(1)	–10.61%	–7.99%	4.06%	4.62%
Russell 2000 Index	27.17%	0.51%	3.51%	5.74%
Forward Banking and Finance Fund – Class C (Inception: 7/1/00)
Return Before Taxes	–12.93%	–9.62%	N/A	5.44%
Russell 2000 Index	27.17%	0.51%	N/A	3.37%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Manager

Forward Management has engaged the services of Emerald to act as sub-advisor to the Fund. Kenneth G. Mertz II, CFA, is responsible for the day-to-day management of the Fund’s portfolio and makes the final investment decisions for the Fund. Mr. Mertz is President of Emerald and has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

8

Forward Banking and Finance Fund

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

Forward Emerging Markets Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS C	CLASS M

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS C	CLASS M

Management Fee	1.25%	1.25%
Distribution (12b-1) Fees	0.75%	N/A
Shareholder Services Fees	0.25%	0.00%
Other Expenses(1)	0.29%	0.29%
Total Annual Fund Operating Expenses	2.54%	1.54%
Fee Waiver and/or Expense Reimbursement(2)	–0.15%	–0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.39%	1.39%

(1)	Other Expenses are based on estimated amounts for the current year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class C and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.39% and 1.39%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS C	CLASS M

1 Year	$342	$142
3 Years	$776	$472
5 Years	$1,336	$825
10 Years	$2,860	$1,820

You would pay the following expenses if you did not redeem your shares:

	CLASS C	CLASS M

1 Year	$242	$142
3 Years	$776	$472
5 Years	$1,336	$825
10 Years	$2,860	$1,820

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of emerging market companies. The Fund normally invests in at least fifteen but not fewer than eight emerging market countries. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

In allocating the Fund’s assets among emerging market countries, Pictet Asset Management Limited (“Pictet Ltd” or the “Sub-Advisor”) screens for countries that meet the following standards: safe custody of assets and freedom of capital movement; an ample number of undervalued stocks; favorable domestic liquidity environment; a liquid and diverse stock market; a good or improving fiscal balance; and an attractively valued exchange rate, combined with sustainable trade and current account balances.

In selecting individual stocks, the Sub-Advisor looks for companies with the following: strong cash generation prospects; strong balance sheets; asset valuations below replacement cost or below the average for its sector; a high free cash flow relative to the stock price; and in the case of banks, a low price to asset value, combined with a high return on equity.

In order to reduce transaction costs, Forward Management, LLC (“Forward Management” or the “Advisor”) will purchase futures and ETFs to “equitize” cash flows into the portfolio. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

10

Forward Emerging Markets Fund

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of the Institutional Class shares, which are not offered in this prospectus, are presented because Class C and Class M shares were not offered during any of the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS— INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	32.39%
Worst Quarter – September 30, 2008	–29.38%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Emerging Markets Fund – Institutional Class (Inception: 10/4/95)
Return Before Taxes	76.94%	14.21%	9.96%	7.95%
Return After Taxes on Distributions(1)	76.67%	13.12%	9.32%	7.42%
Return After Taxes on Distributions and Sale of Fund Shares(1)	50.28%	12.20%	8.67%	6.92%
MSCI Emerging Markets Index	79.02%	15.89%	10.92%	8.60%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

11

Forward Emerging Markets Fund

Investment Advisor/Portfolio Managers (Cash Portion Only)

Forward Management serves as investment advisor to the Fund and directly manages the cash portion of the Fund without the use of a sub-advisor. The cash portion of the Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst. Mr. Rowader and Mr. Herber have co-primary responsibility for the day-to-day management of the cash portion of the Fund. Messrs. Rowader, O’Donnell, Herber, and Roberge have managed the cash portion of the Fund since August 2009.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Pictet Ltd, which is part of Pictet Asset Management, to act as sub-advisor for the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Nidhi Mahurkar, Co-Lead, Global Emerging Markets Equities, Klaus Bockstaller, Co-Lead, Global Emerging Markets Equities, Stephen Burrows, Senior Investment Manager and Product Specialist, and Jonathan Bell, Senior Investment Manager, Global Emerging Market Equities. Ms. Mahurkar has managed the Fund since May 2001. Mr. Bockstaller has managed the Fund since November 2009. Mr. Burrows has managed the Fund since October 2004. Mr. Bell has managed the Fund since May 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Class M shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12

Forward Global Infrastructure Fund

Investment Objective

The Fund seeks total return through capital appreciation and current income. The Fund invests primarily in global infrastructure-related securities.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class B, Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS B	CLASS C	CLASS M

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS B	CLASS C	CLASS M

Management Fee	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%	N/A
Shareholder Services Fees	0.00%	0.25%	0.25%	0.00%
Other Expenses(1)	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	1.53%	2.28%	2.28%	1.28%
Fee Waiver and/or Expense Reimbursement(2)	–0.03%	–0.03%	–0.03%	–0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%	2.25%	2.25%	1.25%

(1)	Other Expenses for Class A, Class B, and Class C shares are restated to reflect current fees. Other Expenses for Class M shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until June 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A, Class B, Class C, and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.50%, 2.25%, 2.25%, and 1.25%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class B, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS B	CLASS C	CLASS M

1 Year	$719	$728	$328	$127
3 Years	$1,028	$1,009	$709	$403
5 Years	$1,358	$1,417	$1,217	$699
10 Years	$2,289	$2,422	$2,609	$1,541

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS B	CLASS C	CLASS M

1 Year	$719	$228	$228	$127
3 Years	$1,028	$709	$709	$403
5 Years	$1,358	$1,217	$1,217	$699
10 Years	$2,289	$2,422	$2,609	$1,541

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in infrastructure-related securities issued by companies involved in the construction, development, financing or operation of infrastructure assets. Infrastructure assets are the physical structures and networks that provide necessary services to society such as: transportation and communications networks; water, sewer and energy utilities; energy storage and transportation; and public service facilities. Infrastructure-related businesses may also provide the services and raw materials necessary for the construction and maintenance of infrastructure assets, including: mining; shipping; timber; steel; alternative energy; agriculture; and energy production and exploration. In complying with this 80% investment requirement, the Fund may invest in equity securities, debt securities and limited partnership interests, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, options, exchange traded funds (“ETFs”), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Fund considers a company to be an infrastructure related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity.

Under normal conditions, the Fund will invest at least 40% of its net assets in the securities of issuers located outside the U.S., including in issuers located in emerging markets and frontier markets. An issuer of a security generally will be considered to be located in a particular non-U.S. country, including an emerging market country or frontier market country, if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the

13

Forward Global Infrastructure Fund

country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

The Fund focuses on investments in infrastructure networks that generate stable revenue streams and positive cash flow. The Fund will also seek opportunities to participate in the growth in global infrastructure spending. Forward Management, LLC’s (“Forward Management” or the “Advisor”) investment process utilizes fundamental and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s assets and calculating relative return potential.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Infrastructure-Related Investment: Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class B, and Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of Class M shares are not presented because Class M shares were not offered during any of the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after

14

Forward Global Infrastructure Fund

taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

The Fund began operations as the Kensington Global Infrastructure Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Global Infrastructure Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – June 30, 2009	25.03%
Worst Quarter – September 30, 2008	–22.70%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Global Infrastructure Fund – Class A (Inception: 6/29/07)
Return Before Taxes	22.05%	–7.80%
Return After Taxes on Distributions(1)	21.42%	–10.12%
Return After Taxes on Distributions and Sale of Fund Shares(1)	14.70%	–8.26%
Forward Global Infrastructure Fund – Class B (Inception: 6/29/07)
Return Before Taxes	23.52%	–8.52%
Forward Global Infrastructure Fund – Class C (Inception: 6/29/07)
Return Before Taxes	27.54%	–8.52%
S&P Global Infrastructure Index	25.28%	–7.09%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager and Ian Goltra, Portfolio Manager. Mr. Visse has primary responsibility for the day-to-day management of the Fund. Messrs. Beam and Visse have managed the Fund since its inception. Messrs. McGowan and O’Donnell have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund Class A or Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

The Fund no longer offers for sale Class B shares of the Fund and shareholders are not able to make new or additional investments in Class B shares.

Class M shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

15

Forward Growth & Income Allocation Fund

Investment Objective

The Fund seeks moderate potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	N/A	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses	0.97%	0.97%
Total Annual Fund Operating Expenses	1.60%	2.25%
Fee Waiver and/or Expense Reimbursement(1)	–0.13%	–0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.47%	2.12%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until April 30, 2011.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$716	$315
3 Years	$1,039	$691
5 Years	$1,384	$1,192
10 Years	$2,353	$2,571

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$716	$215
3 Years	$1,039	$691
5 Years	$1,384	$1,192
10 Years	$2,353	$2,571

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide a balanced mix of capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

16

Forward Growth & Income Allocation Fund

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – September 30, 2009	13.59%
Worst Quarter – December 31, 2008	–14.23%

17

Forward Growth & Income Allocation Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Growth & Income Allocation Fund – Class C (Inception: 12/30/02)
Return Before Taxes	20.20%	0.56%	4.49%
Return After Taxes on Distributions(1)	19.42%	–0.04%	3.92%
Return After Taxes on Distributions and Sale of Fund Shares(1)	13.30%	0.20%	3.59%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.74%
S&P 500 Index	26.46%	0.42%	5.52%
Growth & Income Allocation Blended Index (40% Barclays Capital U.S. Aggregate Bond Index/60% S&P 500 Index)	18.40%	2.52%	5.48%
Forward Growth & Income Allocation Fund – Class A (Inception date 9/29/03)
Return Before Taxes	15.01%	0.02%	2.81%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.80%
S&P 500 Index	26.46%	0.42%	3.72%
Growth & Income Allocation Blended Index (40% Barclays Capital U.S. Aggregate Bond Index/60% S&P 500 Index)	18.40%	2.52%	4.43%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are:

Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Roberge has managed the Fund since January 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18

Forward Growth Allocation Fund

Investment Objective

The Fund seeks high potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	N/A	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses	1.07%	1.07%
Total Annual Fund Operating Expenses	1.70%	2.35%
Fee Waiver and/or Expense Reimbursement(1)	–0.14%	–0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.56%	2.21%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until April 30, 2011.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$725	$324
3 Years	$1,067	$720
5 Years	$1,432	$1,242
10 Years	$2,455	$2,672

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$725	$224
3 Years	$1,067	$720
5 Years	$1,432	$1,242
10 Years	$2,455	$2,672

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide capital appreciation and some current income to investors with a high risk tolerance and an investment time horizon of 10 years or more. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their

19

Forward Growth Allocation Fund

value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – September 30, 2009	15.46%
Worst Quarter – December 31, 2008	–18.27%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Growth Allocation Fund – Class C (Inception: 12/30/02)
Return Before Taxes	21.79%	–0.14%	5.06%
Return After Taxes on Distributions(1)	21.25%	–0.49%	4.73%
Return After Taxes on Distributions and Sale of Fund Shares(1)	14.40%	–0.23%	4.25%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.74%
S&P 500 Index	26.46%	0.42%	5.52%
Growth Allocation Blended Index (20% Barclays Capital U.S. Aggregate Bond Index/80% S&P 500 Index)	22.46%	1.52%	5.55%
Forward Growth Allocation Fund – Class A (Inception: 9/29/03)
Return Before Taxes	16.41%	–0.69%	2.99%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.80%
S&P 500 Index	26.46%	0.42%	3.72%
Growth Allocation Blended Index (20% Barclays Capital U.S. Aggregate Bond Index/80% S&P 500 Index)	22.46%	1.52%	4.12%

20

Forward Growth Allocation Fund

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Roberge has managed the Fund since January 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

21

Forward Growth Fund

Investment Objective

The Fund seeks long-term growth through capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.75%	0.75%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	0.00%	0.25%
Other Expenses	0.29%	0.29%
Total Annual Fund Operating Expenses	1.39%	2.04%
Fee Waiver and/or Expense Reimbursement(1)	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.29%	1.94%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.29% and 1.94%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$699	$297
3 Years	$980	$630
5 Years	$1,282	$1,088
10 Years	$2,138	$2,358

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$699	$197
3 Years	$980	$630
5 Years	$1,282	$1,088
10 Years	$2,138	$2,358

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least of 80% of its net assets plus borrowings for investment purposes, if any, in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

The Fund utilizes a fundamental approach to choosing securities: the research staff of Emerald Mutual Fund Advisers Trust (“Emerald” or the “Sub-Advisor”), conducts company-specific research analysis to identify companies whose earnings growth rate exceeds that of their peer group. Companies with perceived leadership positions and competitive advantages in niche markets that do not receive significant coverage from other institutional investors are favored.

The Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies, which are defined by the Sub-Advisor as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Index.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger

22

Forward Growth Fund

companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – June 30, 2003	23.46%
Worst Quarter – December 31, 2008	–25.77%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Growth Fund – Class A (Inception: 10/1/92)
Return Before Taxes	25.35%	–0.27%	–1.09%	9.50%
Return After Taxes on Distributions(1)	25.35%	–1.02%	–2.34%	7.88%
Return After Taxes on Distributions and Sale of Fund Shares(1)	16.48%	–0.14%	–1.34%	7.71%
Russell 2000 Growth Index	34.47%	0.87%	1.37%	5.92%
Forward Growth Fund – Class C (Inception: 7/1/00)
Return Before Taxes	31.44%	0.35%	N/A	–0.33%
Russell 2000 Growth Index	34.47%	0.87%	N/A	–1.57%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary.

Investment Advisor

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Emerald to act as sub-advisor for the Fund. The members of the team are: Kenneth G. Mertz II, CFA, President, Stacey L. Sears, Portfolio Manager, Peter J. Niedland, CFA, Portfolo Manager, Joseph W. Garner, Director of Research for Emerald Research, the research arm of Emerald Asset Management, Inc. Mr. Mertz is responsible for the day-to-day management of the Fund’s portfolio and makes the final investment decisions for the Fund and has managed the Fund since its inception. Ms. Sears is responsible for the day-to-day management of the Fund’s portfolio and has mangaged the Fund since 2002. Mr. Niedland is responsible for the day-to-day management of the Fund’s portfolio and has managed the Fund since May 2010. Mr. Garner is responsible for the day-to-day management of the Fund’s portfolio and has managed the Fund since May 2006.

23

Forward Growth Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24

Forward High Yield Bond Fund

Investment Objective

The Fund seeks high current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS C

Management Fee	0.61%
Distribution (12b-1) Fees	0.75%
Shareholder Services Fees	0.25%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.92%

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS C

1 Year	$295
3 Years	$603
5 Years	$1,036
10 Years	$2,240

You would pay the following expenses if you did not redeem your shares:

CLASS C(1)

1 Year	$195
3 Years	$603
5 Years	$1,036
10 Years	$2,240

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 202% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in lower-rated debt securities. The Fund will normally maintain its portfolio duration within a range of plus or minus 20% of the Fund’s benchmark, the BofA Merrill Lynch U.S. High Yield Master II Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2010, the Benchmark’s duration was 4.2. The Fund may also invest in preferred stocks, convertible securities, and non-income producing high-yield bonds, such as zero-coupon bonds, which pay interest only at maturity, or payment in kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest-rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation. The Fund may invest in debt securities of any maturity.

First Western Investment Management, Inc. (“First Western” or the “Sub-Advisor”) selects debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. The investment process includes top-down research and sector analysis that establishes an investment policy based upon their view of the business cycle, interest rate trends, yield curve analysis, and sector analysis. This analysis is then followed by a bottom-up, credit research process. Company level analysis focuses on the nature of a company’s business, its strategy, and the quality of its management. The Sub-Advisor looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s investment objective.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other

25

Forward High Yield Bond Fund

instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – June 30, 2009	12.09%
Worst Quarter – December 31, 2008	–14.83%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward High Yield Bond Fund – Class C (Inception: 12/30/02)
Return Before Taxes	38.12%	3.78%	6.99%
Return After Taxes on Distributions(1)	34.05%	1.23%	4.31%
Return After Taxes on Distributions and Sale of Fund Shares(1)	24.44%	1.70%	4.40%
BofA Merrill Lynch U.S. High Yield Master II Index	57.51%	6.35%	9.86%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Manager

Forward Management has engaged the services of First Western to act as sub-advisor to the Fund. The Fund is managed and all investment decisions are made by Steven S. Michaels. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the Fund since May 1, 2000. Mr. Michaels has managed the Fund since May 2000.

26

Forward High Yield Bond Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

27

Forward Income & Growth Allocation Fund

Investment Objective

The Fund seeks high current income and some potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	N/A	0.25%
Other Expenses	0.23%	0.23%
Acquired Fund Fees and Expenses	0.95%	0.95%
Total Annual Fund Operating Expenses	1.63%	2.28%
Fee Waiver and/or Expense Reimbursement(1)	–0.12%	–0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.51%	2.16%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until April 30, 2011.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$720	$319
3 Years	$1,048	$701
5 Years	$1,399	$1,208
10 Years	$2,385	$2,602

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$720	$219
3 Years	$1,048	$701
5 Years	$1,399	$1,208
10 Years	$2,385	$2,602

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. fixed-income, international fixed-income, money market, U.S. equity, frontier and emerging market, and international equity. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide income and some capital appreciation to investors with a low risk tolerance and a 3-5 year investment time horizon. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their

28

Forward Income & Growth Allocation Fund

value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – September 30, 2009	10.46%
Worst Quarter – December 31, 2008	–7.85%

29

Forward Income & Growth Allocation Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Income & Growth Allocation Fund – Class C (Inception: 12/30/02)
Return Before Taxes	16.54%	1.57%	3.60%
Return After Taxes on Distributions(1)	15.45%	0.62%	2.71%
Return After Taxes on Distributions and Sale of Fund Shares(1)	10.79%	0.82%	2.59%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.74%
S&P 500 Index	26.46%	0.42%	5.52%
Income & Growth Allocation Blended Index (70% Barclays Capital U.S. Aggregate Bond Index/30% S&P 500 Index)	12.20%	3.85%	5.21%
Forward Income & Growth Allocation Fund – Class A (Inception: 9/29/03)
Return Before Taxes	11.53%	1.02%	2.49%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.80%
S&P 500 Index	26.46%	0.42%	3.72%
Income & Growth Allocation Blended Index (70% Barclays Capital U.S. Aggregate Bond Index/30% S&P 500 Index)	12.20%	3.85%	4.72%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst. Mr. Rowader has managed the Fund since

February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Roberge has managed the Fund since January 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

30

Forward Income Allocation Fund

Investment Objective

The Fund seeks high current income and some stability of principal.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Services Fees	N/A	0.25%
Other Expenses	0.45%	0.45%
Acquired Fund Fees and Expenses	0.87%	0.87%
Total Annual Fund Operating Expenses	1.67%	2.42%
Fee Waiver and/or Expense Reimbursement(1)	–0.11%	–0.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.56%	2.31%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until April 30, 2011.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$528	$334
3 Years	$871	$744
5 Years	$1,238	$1,280
10 Years	$2,266	$2,744

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$528	$234
3 Years	$871	$744
5 Years	$1,238	$1,280
10 Years	$2,266	$2,744

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. fixed-income, international fixed-income, money market, U.S. equity, frontier and emerging market, and international equity. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide income to investors with a low risk tolerance and a 1-3 year investment time horizon. The Advisor may from time to time modify the asset allocation of the Fund in response to the Advisor’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

31

Forward Income Allocation Fund

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Government-Sponsored Enterprises (“GSEs”):

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – September 30, 2009	6.54%
Worst Quarter – September 30, 2008	–3.09%

32

Forward Income Allocation Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Income Allocation Fund – Class C (Inception: 12/30/02)
Return Before Taxes	12.97%	2.38%	2.46%
Return After Taxes on Distributions(1)	11.38%	0.97%	1.18%
Return After Taxes on Distributions and Sale of Fund Shares(1)	8.37%	1.20%	1.35%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.74%
Forward Income Allocation Fund – Class A (Inception: 9/29/03)
Return Before Taxes	9.37%	2.14%	2.28%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.80%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Roberge has managed the Fund since January 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

33

Forward International Dividend Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	0.20%	0.25%
Other Expenses(1)	1.65%	1.65%
Total Annual Fund Operating Expenses	3.05%	3.50%
Fee Waiver and/or Expense Reimbursement(2)	–1.30%	–1.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.75%	2.20%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.75% and 2.20%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$743	$323
3 Years	$1,348	$953
5 Years	$1,976	$1,705
10 Years	$3,656	$3,684

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$743	$223
3 Years	$1,348	$953
5 Years	$1,976	$1,705
10 Years	$3,656	$3,684

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of dividend paying companies located outside of the United States. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may invest a significant amount of its net assets in emerging market companies. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Fund may invest in securities of companies having any capitalization.

The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. Forward Management, LLC (“Forward Management” or the “Advisor”) generally chooses not to hedge the Fund’s currency exposure.

The Advisor selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less

34

Forward International Dividend Fund

information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of the Investor Class shares, which are not offered in this prospectus, are presented because Class A and Class C shares were not offered during any of the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On December 1, 2008, Forward Management assumed all responsibilites for selecting the Fund’s investments. Performance figures shown below for periods before December 1, 2008 represent performance of prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—INVESTOR CLASS

Best Quarter – June 30, 2009	22.11%
Worst Quarter – December 31, 2008	–29.65%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward International Dividend Fund – Investor Class (Inception: 10/1/98)
Return Before Taxes	35.88%	2.62%	0.43%	3.54%
Return After Taxes on Distributions(1)	28.63%	0.71%	–0.51%	2.62%
Return After Taxes on Distributions and Sale of Fund Shares(1)	29.21%	1.97%	0.24%	2.92%
MSCI All Country World Index ex-USA	42.14%	6.30%	3.12%	7.01%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, and Bruce R. Brewington, Portfolio Manager. Mr. Ruff has primary responsibility for the day-to-day management of the Fund. Messrs. O’Donnell, Ruff, Coleman, and Brewington have managed the Fund since December 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other

35

Forward International Dividend Fund

financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward International Equity Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS C

Management Fee	1.00%
Distribution (12b-1) Fees	0.75%
Shareholder Services Fees	0.25%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	2.42%

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS C

1 Year	$345
3 Years	$754
5 Years	$1,290
10 Years	$2,752

You would pay the following expenses if you did not redeem your shares:

CLASS C

1 Year	$245
3 Years	$754
5 Years	$1,290
10 Years	$2,752

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowing for investment purposes, if any, in equity securities. The Fund will concentrate investments in international securities that are located in or traded in countries included in the MSCI EAFE + Emerging Markets Index (the “Benchmark”). The Fund may invest in companies that are in developed countries, as well as companies in countries or economies generally considered to be emerging or frontier markets by the Benchmark. A company generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

Through the use of a proprietary model, Lazard Asset Management LLC (“Lazard” or the “Sub-Advisor”), uses a quantitative selection process to select securities within each underlying industry in the Benchmark. The Sub-Advisor’s bottom-up stock selection process is based on a quantitative multi-factor model that is used to select securities within each underlying industry in the Benchmark. The model factors evaluate the following metrics: value-comparing valuation measures on an industry and country basis; growth-measuring a company’s short and long term growth capabilities compared to its country and industry peers; sentiment-gauging market optimism for a stock measured in terms of price momentum and analyst expectations; and quality-assessing a company’s strength and operating efficiency.

Portfolio construction focuses on strong risk controls relative to the Benchmark, specifically for controlling country, sector and size exposures.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

37

Forward International Equity Fund

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Growth Stocks: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. In addition, if the market does not come to share Forward Management, LLC’s (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Value Stocks: Although the Fund may invest in securities that Forward Management and/or the Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On December 1, 2008, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before December 1, 2008 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – June 30, 2009	26.91%
Worst Quarter – December 31, 2008	–28.91%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward International Equity Fund – Class C (Inception: 12/30/02)
Return Before Taxes	34.77%	1.34%	7.66%
Return After Taxes on Distributions(1)	34.77%	0.77%	7.23%
Return After Taxes on Distributions and Sale of Fund Shares(1)	22.60%	1.06%	6.64%
MSCI EAFE + Emerging Markets Index	41.10%	5.97%	12.59%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Lazard to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the

38

Forward International Equity Fund

team. The members of the team are: Paul Moghtader, CFA, Taras Ivanenko, CFA, Peter Kashanek, Alex Lai, CFA, and Craig Scholl, CFA. Messrs. Moghtader, Ivanenko, Kashanek, and Scholl have managed the Fund since December 2008. Mr. Lai has managed the Fund since January 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

39

Forward International Fixed Income Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS C

Management Fee	0.70%
Distribution (12b-1) Fees	0.75%
Shareholder Services Fees	0.20%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	2.07%
Fee Waiver and/or Expense Reimbursement(1)	–0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.94%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class C shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.94%.

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS C

1 Year	$297
3 Years	$636
5 Years	$1,101
10 Years	$2,386

You would pay the following expenses if you did not redeem your shares:

CLASS C

1 Year	$197
3 Years	$636
5 Years	$1,101
10 Years	$2,386

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a diversified portfolio of fixed income securities of companies and governments located outside the United States. The Fund seeks to offer exposure primarily to non-U.S. dollar denominated fixed income securities of non-U.S. issuers and derivatives. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in non-fixed income securities of companies and governments located outside the United States. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund will not invest more than 40% of its net assets in emerging market countries. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

In allocating the Fund’s assets among emerging market countries, Pictet Asset Management SA (“PAM SA” or the “Sub-Advisor”) will take into account the following factors: safe custody of assets and freedom of capital movement; a favorable domestic liquidity environment; a reasonably liquid and diverse fixed income market; and an undervalued or fairly valued exchange rate, combined with sustainable trade and current account balances.

The Fund does not have an average duration or maturity target. The Fund may invest in all fixed income asset classes including non-U.S. government and investment-grade and high yield, high risk non-U.S. corporate instruments. The Fund will not invest more than 40% of its net assets plus borrowings for investment purposes, if any, in lower-rated debt securities.

The Sub-Advisor builds the portfolio through a diversity of fixed income strategies, each with defined risk and expected return contributions. The investment strategies may include the following: investing in foreign currencies from developed and emerging market countries; investing in investment grade non-U.S. corporate bonds or using credit default swaps to hedge corporate bonds; investing in high yield, below investment grade non-U.S. corporate bonds; investing in emerging market government or corporate bonds; taking long or short positions primarily on non-U.S. government bonds while also seeking to take advantage of distortion of the shape of the yield curve. A strategy or combination of strategies is employed after

40

Forward International Fixed Income Fund

consideration of the strategy’s individual merits, its correlation to the existing portfolio and the Sub-Advisor's outlook for the markets.

To reduce the risks of fluctuating exchange rates, the Fund may enter into forward foreign currency exchange contracts. For hedging and non-hedging purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

41

Forward International Fixed Income Fund

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – June 30, 2009	13.00%
Worst Quarter – September 30, 2008	–7.40%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward International Fixed Income Fund – Class C (Inception: 10/5/07)
Return Before Taxes	17.00%	6.49%
Return After Taxes on Distributions(1)	15.59%	5.24%
Return After Taxes on Distributions and Sale of Fund Shares(1)	10.96%	4.78%
Citigroup World BIG ex-U.S. Index Unhedged USD	6.84%	8.26%
International Fixed Income Blended Index (60% Citigroup World BIG ex-U.S. Index Unhedged USD/20% BofA Merrill Lynch European Currency High Yield Index Unhedged USD/20% JP Morgan GBI-EM Global Diversified Composite Index Unhedged USD)	23.35%	8.55%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of PAM SA to act as sub-advisor for the Fund. The Fund is team managed and all investment decisions are made jointly. The members of the team are: Sebastien Eisinger, Head, Fixed Income Team, Mickael Benhaim, Head of Global Bonds, Fixed Income Team, Alexander Baskov, Senior Investment Manager, Fixed Income Team, David Bopp, CFA, Investment Manager, Fixed Income Team, and Simon Lue-Fong, Head of Global Emerging Debt, Fixed Income Team. Messrs. Eisinger, Benhaim, Baskov, Bopp, and Lue-Fong have managed the Fund since its inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

42

Forward International Real Estate Fund

Investment Objective

The Fund seeks total return from both capital appreciation and current income through investing primarily in a portfolio of non-U.S. real estate securities.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class B, or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS B	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS B	CLASS C

Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%
Shareholder Services Fees	0.00%	0.25%	0.25%
Other Expenses(1)	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses	1.85%	2.60%	2.60%
Fee Waiver and/or Expense Reimbursement(2)	–0.20%	–0.20%	–0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%	2.40%	2.40%

(1)	Other Expenses for Class A, Class B, and Class C shares are restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of fees and reimburse other expenses until June 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A, Class B, and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.65%, 2.40%, and 2.40%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class B, or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS B	CLASS C

1 Year	$733	$743	$343
3 Years	$1,105	$1,089	$789
5 Years	$1,500	$1,562	$1,362
10 Years	$2,601	$2,733	$2,915

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS B	CLASS C

1 Year	$733	$243	$243
3 Years	$1,105	$789	$789
5 Years	$1,500	$1,362	$1,362
10 Years	$2,601	$2,733	$2,915

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 143% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in non-U.S. securities of real estate and real estate-related companies in at least three different countries. The Fund may invest in equity securities, debt securities and limited partnership interests and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, options, exchange-traded funds, American Depositary Receipts, and European Depositary Receipts. The Fund may invest up to 20% of its assets in U.S. real estate and real estate related companies. The Fund may invest in securities of companies having any capitalization and debt securities of any maturity.

The Fund may also invest in issuers located in emerging or frontier markets countries. An issuer generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Forward Management, LLC (“Forward Management” or the “Advisor”) allocates the Fund’s assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the Advisor utilizes fundamental real estate analysis and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential among other things.

43

Forward International Real Estate Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class B, and

44

Forward International Real Estate Fund

Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

The Fund began operations as the Kensington International Real Estate Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington International Real Estate Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – June 30, 2009	30.51%
Worst Quarter – December 31, 2008	–27.58%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward International Real Estate Fund – Class A (Inception: 4/28/06)
Return Before Taxes	28.24%	–6.44%
Return After Taxes on Distributions(1)	23.19%	–9.14%
Return After Taxes on Distributions and Sale of Fund Shares(1)	18.38%	–7.01%
Forward International Real Estate Fund – Class B (Inception: 4/28/06)
Return Before Taxes	30.09%	–7.15%
Forward International Real Estate Fund – Class C (Inception: 4/28/06)
Return Before Taxes	34.06%	–7.14%
FTSE EPRA/NAREIT Developed ex-US Index	44.56%	–3.65%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are presented for Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, and Ian Goltra, Portfolio Manager. Mr. McGowan has primary responsibility for the day-to-day management of the Fund. Mr. Beam has managed the Fund since its inception. Mr. McGowan has managed the Fund since 2008. Messrs. O’Donnell and Visse have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund Class A or Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

The Fund no longer offers for sale Class B shares of the Fund and shareholders are not able to make new or additional investments in Class B shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

45

Forward International Small Companies Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C	CLASS M

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C	CLASS M

Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Shareholder Services Fees	0.20%	0.25%	0.05%
Other Expenses(1)	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	1.79%	2.24%	1.29%

(1)	Other Expenses for Class C and Class M shares are based on estimated amounts for the current fiscal year.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C, and Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C	CLASS M

1 Year	$746	$327	$131
3 Years	$1,106	$700	$409
5 Years	$1,488	$1,199	$707
10 Years	$2,557	$2,571	$1,555

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C	CLASS M

1 Year	$746	$227	$131
3 Years	$1,106	$700	$409
5 Years	$1,488	$1,199	$707
10 Years	$2,557	$2,571	$1,555

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in medium and large capitalization companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country.

Pictet Asset Management Limited (“Pictet Ltd” or the “Sub-Advisor”) typically focuses its research on companies that are capitalized at less than $4 billion. The Sub-Advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the Sub-Advisor normally does not invest in companies with a market capitalization lower than $150 million, although it may do so.

The Sub-Advisor uses a “bottom-up” approach to identify 120-130 top investment opportunities using a systematic approach to stock selection and portfolio construction consisting of three stages: research short list; primary research; and stock selection. The research short list is created by screening more than 10,000 companies using both absolute measures of value based on returns to equity investors, and relative measures based on return on capital employed. The primary research stage includes a review of a company’s strategy, operations, internal controls and management. This evaluation includes a review of financial statements focusing on balance sheet strength, operating performance and valuation. Finally, at the stock selection stage, the Sub-Advisor constructs the portfolio using a team approach. The Fund’s exposure is monitored at the regional, sector and stock level.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and

46

Forward International Small Companies Fund

adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix of the Fund’s prospectus. Returns for the Class C and Class M shares are not presented because the Class C and Class M shares were not offered during the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – June 30, 2009	23.31%
Worst Quarter – September 30, 2008	–23.97%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward International Small Companies Fund – Class A (Inception: 5/2/05)
Return Before Taxes	21.40%	2.97%
Return After Taxes on Distributions(1)	21.36%	0.71%
Return After Taxes on Distributions and Sale of Fund Shares(1)	14.18%	1.26%
MSCI EAFE Small Cap Index	47.32%	3.71%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund.

47

Forward International Small Companies Fund

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Pictet Ltd, which is part of Pictet Asset Management, to act as sub-advisor for the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Aylin Suntay, Team Head and Senior Investment Manager, Justin Hill, Senior Investment Manager, Michael McLaughlin, Senior Investment Manager, Oliver Knobloch, Senior Investment Manager, and Bill Barker, Senior Investment Manager. Ms. Suntay has managed the Fund since September 2006. Mr. Hill has managed the Fund since October 2001. Mr. McLaughlin has managed the Fund since February 1996. Mr. Knobloch has managed the Fund since September 2006. Mr. Barker has managed the Fund since November 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Class M shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

48

Forward Investment Grade Fixed-Income Fund

Investment Objective

The Fund seeks generation of current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS C

Management Fee	0.58%
Distribution (12b-1) Fees	0.75%
Shareholder Services Fees	0.25%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.93%

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS C

1 Year	$296
3 Years	$606
5 Years	$1,041
10 Years	$2,251

You would pay the following expenses if you did not redeem your shares:

CLASS C

1 Year	$196
3 Years	$606
5 Years	$1,041
10 Years	$2,251

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 463% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in investment-grade, debt securities or synthetic or other instruments (i.e., options, swaps, forwards and futures) that have similar economic characteristics to investment-grade debt securities. The Fund primarily invests in U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality. The Fund’s portfolio duration will typically be within two years of the Fund’s benchmark, the Barclays Capital U.S. Government/Credit Bond Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2010, the Benchmark’s duration was 5.3.

The investment process includes both top-down and bottom-up decision making. The top-down analysis is determined by Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Advisor”), which establishes an outlook for global bond markets over the next three to five years. Selected members of the investment staff monitor monetary and fiscal policy, inflation, demographics, technology, productivity trends, global trade, etc., and the outlook is supplemented by quarterly economic forums which are used to evaluate growth and inflation over the business cycle horizon of the next 6-9 months.

Sector specialists play a key role in bottom-up security selection determining relative value within their sectors. Sector specialists are assisted by a staff of analysts who conduct independent security analysis, and library of proprietary analytical software helps to quantify risks and relative value in different securities.

The Sub-Advisor’s Investment Committee defines the model portfolio and a generalist portfolio manager is assigned to manage the portfolio. This portfolio manager is required to keep portfolio characteristics within a moderate range around the model’s targets.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap

49

Forward Investment Grade Fixed-Income Fund

agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On May 19, 2008, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before May 19, 2008 represent performance of prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – September 30, 2009	7.32%
Worst Quarter – June 30, 2008	–3.76%

50

Forward Investment Grade Fixed-Income Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Investment Grade Fixed-Income Fund – Class C (Inception: 12/30/02)
Return Before Taxes	8.62%	2.73%	2.90%
Return After Taxes on Distributions(1)	6.74%	0.84%	1.08%
Return After Taxes on Distributions and Sale of Fund Shares(1)	5.57%	1.22%	1.45%
Barclays Capital U.S. Government/Credit Bond Index	4.52%	4.71%	4.60%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Manager

Forward Management has engaged the services of PIMCO to act as sub-advisor to the Fund. The portfolio manager of the Fund is Chris Dialynas. Mr. Dialynas is a Managing Director, portfolio manager, and a senior member of PIMCO’s investment strategy group and has managed the Fund since May 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

51

Forward Large Cap Equity Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.80%	0.80%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	0.20%	0.25%
Other Expenses(1)	0.69%	0.69%
Total Annual Fund Operating Expenses	2.04%	2.49%
Fee Waiver and/or Expense Reimbursement(2)	–0.55%	–0.55%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.49%	1.94%

(1)	Other Expenses for Class C shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49% and 1.94%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$718	$297
3 Years	$1,128	$723
5 Years	$1,562	$1,275
10 Years	$2,763	$2,781

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$718	$197
3 Years	$1,128	$723
5 Years	$1,562	$1,275
10 Years	$2,763	$2,781

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies that have large capitalizations. For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $3.5 billion or are included in the S&P 500 Index.

Forward Management, LLC (“Forward Management” or the “Advisor”) seeks to invest in companies that it believes have the potential to outperform the Fund’s benchmark index. The Advisor’s investment strategy includes quantitative screening techniques, fundamental analysis and risk management. Security selection seeks to position the Fund in large cap stocks exhibiting combinations of fundamental quality, dividend yield, dividend growth potential, earnings growth, revenue growth, cash flow growth or anticipated price appreciation. When considering stocks, the Advisor seeks to draw on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis, attractiveness of earnings growth, cash flow strength, dividend growth potential, revenue growth potential, balance sheet strength, or valuation characteristics.

The Advisor regularly monitors the portfolio holdings and will normally sell a stock when the stock exceeds predetermined valuation targets or when, in the Advisor’s opinion, it appears that fundamentals are deteriorating or are not progressing as expected.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

52

Forward Large Cap Equity Fund

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix of the Fund’s prospectus. Returns of Class C shares are not presented because Class C shares were not offered during any of the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On August 15, 2009, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before August 15, 2009 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – September 30, 2009	15.53%
Worst Quarter – December 31, 2008	–21.48%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Large Cap Equity Fund – Class A (Inception: 10/31/06)
Return Before Taxes	16.73%	–2.13%
Return After Taxes on Distributions(1)	16.63%	–4.04%
Return After Taxes on Distributions and Sale of Fund Shares(1)	11.01%	–3.34%
S&P 500 Index	26.46%	–4.35%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager and Bruce R. Brewington, Portfolio Manager. Mr. O’Donnell and Mr. Ruff have co-primary responsibility for the day-to-day management of the Fund. Messrs. O’Donnell, Ruff, Coleman, and Brewington have managed the Fund since August 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

53

Forward Large Cap Growth Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS C

Management Fee	0.67%
Distribution (12b-1) Fees	0.75%
Shareholder Services Fees	0.25%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.98%

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS C

1 Year	$301
3 Years	$621
5 Years	$1,067
10 Years	$2,303

You would pay the following expenses if you did not redeem your shares:

CLASS C
1 Year	$201
3 Years	$621
5 Years	$1,067
10 Years	$2,303

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowing for investment purposes, if any, in equity securities that have large capitalizations. Smith Asset Management Group, LP (“Smith Group” or the “Sub-Advisor”), employs a bottom-up stock selection process, while maintaining an overall risk level similar to that of the Fund’s benchmark, the S&P 500 Growth Index. For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $3.5 billion or companies included in the S&P 500 Index.

The primary emphasis of the Sub-Advisor’s bottom-up stock selection process focuses on excess returns derived from two sources. First, all stocks must pass through a valuation screen designed to eliminate all companies trading above their historical relative price/earnings ratio. Second, stocks passing this screen are evaluated on the basis of their ability to produce improved earnings quality and report earnings above expectations.

The Sub-Advisor has developed a process of combining traditional fundamental research, behavioral finance and the latest technological tools in order to find companies with hidden fundamental business improvement. This process seeks to find undervalued companies that have a catalyst for unlocking their value, providing a balance within the portfolio to exposures to valuation and growth. The Sub-Advisor buys companies that are undervalued according to a number of commonly accepted value measures, but have improving business fundamentals evidenced by a pattern of reporting earnings that are better than expected. During the period in which a company is reporting this series of positive earnings surprises it is generally experiencing rapidly accelerating earnings growth that is above the company’s historic growth rate.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Growth Stocks: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. In addition, if the market does not come to share Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent

54

Forward Large Cap Growth Fund

a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix of the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On March 1, 2007, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before March 1, 2007 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – September 30, 2009	13.21%
Worst Quarter – December 31, 2008	–19.93%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Large Cap Growth Fund – Class C (Inception: 12/30/02)
Return Before Taxes	24.58%	–0.96%	3.43%
Return After Taxes on Distributions(1)	24.58%	–0.96%	3.42%
Return After Taxes on Distributions and Sale of Fund Shares(1)	15.98%	–0.82%	2.95%
S&P 500 Growth Index	31.57%	0.96%	5.08%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Smith Group to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are Stephen S. Smith, CFA, Chief Executive and Investment Officer, John D. Brim, CFA, Portfolio Manager, Royce W. Medlin, CFA, Portfolio Manager and William Ketterer, CFA, Portfolio Manager. Messrs. Smith, Brim, Medlin, and Ketterer have managed the Fund since September 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

55

Forward Large Cap Growth Fund

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

56

Forward Large Cap Value Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS C

Management Fee	0.69%
Distribution (12b-1) Fees	0.75%
Shareholder Services Fees	0.25%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	2.00%

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS C

1 Year	$303
3 Years	$627
5 Years	$1,077
10 Years	$2,324

You would pay the following expenses if you did not redeem your shares:

CLASS C

1 Year	$203
3 Years	$627
5 Years	$1,077
10 Years	$2,324

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 227% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities that have large capitalizations. Acadian Asset Management, Inc. (“Acadian” or the “Sub-Advisor”) employs a quantitative process for determining which issuers are undervalued relative to their peers and have favorable earnings, quality and price characteristics. For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $3.5 billion or are included in the S&P 500 Index.

The Sub-Advisor uses quantitative factors including valuation, earnings, quality metrics, price movements and size in an effort to predict how well each stock in its universe will perform relative to its peer group. It also applies separate industry models including valuation, risk, growth and economic movements to forecast industry group level returns, in an effort to predict how well the stock’s industry group will perform relative to other industry groups. The Sub-Advisor combines and weighs the values of all the factors, utilizing a proprietary methodology to determine a return forecast for each stock and ranks its universe from most attractive to least attractive. The Sub-Advisor then uses a portfolio optimization system to balance the expected return with such considerations as the Fund’s benchmark index, targeted level of risk, transaction cost estimates and other requirements. Industry weights result from this bottom-up stock selection process with overall portfolio risk control ensuring an appropriate level of diversification. A stock is sold if its expected return deteriorates to the point where it can be replaced by a more attractive holding, and a replacement stock’s expected return must be enough to offset the transaction costs of selling the current holding and buying the new opportunity.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Value Stocks: Although the Fund may invest in securities that Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor believes

57

Forward Large Cap Value Fund

to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On March 1, 2007, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before March 1, 2007 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – September 30, 2009	18.19%
Worst Quarter – December 31, 2008	–21.74%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Large Cap Value Fund – Class C (Inception: 12/30/02)
Return Before Taxes	15.05%	–2.86%	3.51%
Return After Taxes on Distributions(1)	14.90%	–3.05%	3.35%
Return After Taxes on Distributions and Sale of Fund Shares(1)	9.93%	–2.41%	3.01%
S&P 500 Value Index	21.18%	–0.27%	5.89%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Acadian to act as sub-advisor to the Fund. The core equity investment team oversees a single process that produces all core equity portfolios. This team consists of 15 portfolio managers. A lead manager is assigned to monitor adherence to client specific investment objectives. The lead portfolio manager of the Fund is Constantine P. Papageorgiou, CFA. Mr. Papageorgiou is a Vice President and Portfolio Manager at Acadian and has managed the Fund since March 2007. The backup portfolio manager of the Fund is Qi Zeng, CFA. Ms. Zeng is a Senior Vice President and Portfolio Manager at Acadian.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

58

Forward Large Cap Value Fund

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

59

Forward Legato Fund

Investment Objective

The Fund seeks to achieve high total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	0.20%	0.25%
Other Expenses(1)	0.69%	0.69%
Total Annual Fund Operating Expenses	2.24%	2.69%
Fee Waiver and/or Expense Reimbursement(2)	–0.38%	–0.38%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.86%	2.31%

(1)	Other Expenses for Class C shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.86% and 2.31%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$753	$334
3 Years	$1,200	$799
5 Years	$1,673	$1,390
10 Years	$2,970	$2,990

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$753	$234
3 Years	$1,200	$799
5 Years	$1,673	$1,390
10 Years	$2,970	$2,990

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of companies that have small market capitalizations of no larger than $3 billion at the time of initial purchase. Netols Asset Management, Inc. (“NAM”), Riverbridge Partners, LLC (“Riverbridge”) and Conestoga Capital Advisors, LLC (“CCA”) (each a “Sub-Advisor” and collectively the “Sub-Advisors”) may continue to hold securities of companies whose market capitalizations exceed $3 billion. The Fund may also invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated by Forward Management, LLC (“Forward Management” or the “Advisor”) to different Sub-Advisors who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another: Value Style Investment Managers emphasize investments in equity securities of companies that appear to be undervalued relative to their intrinsic value, based on earnings, book value, or cash flow; Growth Style Investment Managers emphasize investments in equity securities of companies with above-average earnings growth prospects; Core Style Investment Managers emphasize investments in equity securities of companies from the broad equity market rather than focusing on the growth or value segments of the market.

The Fund’s assets are currently allocated among three Sub-Advisors, each of which acts independently of the others and uses its own methodology to select portfolio investments. NAM, the Value Style Investment Manager, utilizes a bottom-up value approach to investing with a focus on the inefficient and under-followed areas of the stock market. Riverbridge, the Growth Style Investment Manager, focuses on companies that are building their earnings power and the intrinsic value of the company over long periods of time by investing in what they believe to be high-quality growth companies demonstrating the ability to sustain strong secular earnings growth. CCA, the Core Style Investment Manager, utilizes a core investment strategy based upon three principles: invest in well-managed companies capable of growing through

60

Forward Legato Fund

multiple business cycles; purchase companies at reasonable valuations relative to their internal growth rates; and permit compounding of returns to generate superior long-term performance relative to the Russell 2000 Index.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Multi-Manager: Although Forward Management monitors and seeks to coordinate the overall management of the Fund, each sub-advisor makes investment decisions independently, and it is possible that the investment styles of the sub-advisors may not complement one another. As a result, the Fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if the Fund had a single manager.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix of the Fund’s prospectus. Returns of

Class C shares are not presented because Class C shares were not offered during any of the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – June 30, 2009	20.03%
Worst Quarter – December 31,2008	–23.03%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 Year	SINCE INCEPTION
Forward Legato Fund – Class A (Inception: 4/1/05)
Return Before Taxes	19.05%	3.50%
Return After Taxes on Distributions(1)	19.02%	1.69%
Return After Taxes on Distributions and Sale of Fund Shares(1)	12.41%	1.88%
Russell 2000 Index	27.17%	1.70%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisors/Portfolio Managers

Forward Management has engaged the services of NAM to act as one of the sub-advisors to the Fund. Jeffery W. Netols, President and Portfolio Manager of NAM, is responsible for the day-to-day management of NAM’s segment of the Fund’s

61

Forward Legato Fund

portfolio and he makes the final investment decisions for Netols’ segment of the Fund’s portfolio. Mr. Netols has managed NAM’s segment of the Fund’s portfolio since the Fund’s inception.

Forward Management has engaged the services of Riverbridge to act as one of the sub-advisors to the Fund. Mark A. Thompson, Chief Investment Officer, Rick D. Moulton, CFA, Principal and Research Analyst, Dana L. Feick, CFA, Principal and Research Analyst, and Philip W. Dobrzynski, CFA, Principal and Research Analyst are as a team collectively responsible for the day-to-day management of the Riverbridge segment of the Fund’s portfolio and the team collectively makes the final investment decisions for Riverbridge’s segment of the Fund’s portfolio. Messrs. Thompson, Moulton, Feick, and Dobrzynski have managed Riverbridge’s segment of the Fund’s portfolio since the Fund’s inception.

Forward Management has engaged the services of CCA to act as one of the sub-advisors to the Fund. William C. Martindale Jr, Managing Partner and Chief Investment Officer, and Robert M. Mitchell, Managing Partner and Portfolio Manager, are responsible for the day-to-day management of CCA’s segment of the Fund’s portfolio and makes the final investment decisions for CCA’s segment of the Fund’s portfolio. Messrs. Martindale and Mitchell have managed CCA’s segment of the Fund’s portfolio since the Fund’s inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

62

Forward Long/Short Credit Analysis Fund

Investment Objective

The Fund seeks to maximize total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS C	CLASS M

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS C	CLASS M

Management Fee	1.50%	1.50%
Distribution (12b-1) Fees	0.75%	N/A
Shareholder Services Fees	0.25%	0.05%
Other Expenses(1)	0.32%	0.32%
Interest Expense on Short Sales	1.90%	1.90%
Total Other Expenses	2.22%	2.22%
Total Annual Fund Operating Expenses	4.72%	3.77%
Fee Waiver and/or Expense Reimbursement(2)	–0.23%	–0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	4.49%	3.54%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class C and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.59% and 1.64%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS C	CLASS M

1 Year	$550	$357
3 Years	$1,401	$1,131
5 Years	$2,358	$1,924
10 Years	$4,772	$3,991

You would pay the following expenses if you did not redeem your shares:

	CLASS C	CLASS M

1 Year	$450	$357
3 Years	$1,401	$1,131
5 Years	$2,358	$1,924
10 Years	$4,772	$3,991

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 221% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, floating rate or zero coupon securities and non-convertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures and options and other derivative instruments. The Fund may invest in derivatives both for hedging purposes and in an attempt to achieve investment returns consistent with the Fund’s investment objective. These instruments include options, futures contracts, forward currency contracts, swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps) and similar instruments. The Fund seeks to maximize total return and minimize investment risk using a credit-based, relative value investment strategy. The Fund will seek to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit risk markets.

The Fund uses a “credit long/short” investment strategy based on credit assessments of individual issues and sectors. Cedar Ridge Partners LLC (“Cedar Ridge” or the “Sub-Advisor”) will screen various sectors in order to attempt to locate undervalued and overlooked opportunities, as well as to attempt to exploit certain arbitrage opportunities among the various fixed income markets. The Sub-Advisor expects to express positive views on specific credits by taking long positions in cash bonds and negative views on specific credits by taking short positions in cash bonds. The Fund’s short positions may equal up to 100% of the Fund’s net asset value, and it is possible that at certain times, the Fund may be approximately “100”% short. The Fund may also invest without limit in federally tax-exempt municipal bonds.

The Fund may invest its total assets, including borrowings for investment purposes and proceeds from short selling, if any, without restriction in: investment-grade debt securities and lower-rated debt securities; debt securities that rank junior to other outstanding securities and obligations of an issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets; debt securities that are not protected by financial covenants or limitations on additional indebtedness; and

63

Forward Long/Short Credit Analysis Fund

securities that are moral obligations of issuers or subject to appropriations. In such situations, the Fund will be subject to additional credit and liquidity risks. The Fund may invest in debt securities of any credit quality and maturity. The Fund may also engage in borrowing for cash management purposes or for investment purposes, in order to increase its holdings of portfolio securities and/or to collateralize short sale positions.

The Sub-Advisor will seek to control risk by hedging portfolio risk through both long and short positions, based on individual credit evaluations, as well as by engaging in certain strategies such as interest rate swaps, credit default swaps, total return swaps, futures and options to hedge the portfolio’s interest rate risk.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Municipal Bonds: If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. In addition, interest rates on tax-exempt municipal bonds are generally lower than taxable bonds, and the return on investment in the Fund may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

64

Forward Long/Short Credit Analysis Fund

Tax Reform: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares, which excludes the maximum sales load applicable to Class C shares. If the Class C sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Investor Class shares’ average annual total returns to those of cetain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Returns of Class C and Class M shares are not presented because Class C shares do not yet have a full calendar year of investment returns and Class M shares were not offered during any of the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INVESTOR CLASS

Best Quarter – September 30, 2009	20.92%
Worst Quarter – December 31, 2009	–0.95%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Long/Short Credit Analysis Fund – Investor Class (Inception: 5/1/08)
Return Before Taxes	46.56%	12.79%
Return After Taxes on Distributions(1)	46.08%	12.14%
Return After Taxes on Distributions and Sale of Fund Shares(1)	32.40%	11.40%
Barclays Capital U.S. Municipal Bond Index	12.91%	5.60%
Barclays Capital U.S. Corporate High-Yield Bond Index	58.21%	9.01%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Cedar Ridge to act as sub-advisor to the Fund. Alan E. Hart and Guy J. Benstead are responsible for the day-to-day management of the Fund’s portfolio and make the final investment decisions for the Fund. Mr. Hart is Managing Partner and Chief Investment Officer and Mr. Benstead is Partner and Chief Compliance Officer of Cedar Ridge. Messrs. Hart and Benstead have managed the Fund since its inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Class M shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

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Forward Long/Short Credit Analysis Fund

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

66

Forward Mortgage Securities Fund

Investment Objective

The Fund seeks generation of current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS C

Management Fee	0.61%
Distribution (12b-1) Fees	0.75%
Shareholder Services Fees	0.25%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	2.02%

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS C

1 Year	$305
3 Years	$633
5 Years	$1,087
10 Years	$2,345

You would pay the following expenses if you did not redeem your shares:

CLASS C

1 Year	$205
3 Years	$633
5 Years	$1,087
10 Years	$2,345

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 614% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or non-U.S. Government mortgage-related securities, including passthroughs, collateralized mortgage obligations, collateralized mortgage-backed securities, and asset-backed securities, rated A or higher by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. or unrated but considered to be of comparable quality by BlackRock Financial Management, Inc. (“BlackRock” or the “Sub-Advisor”). The Fund may utilize options on U.S. Government securities, interest rate swaps, interest rate futures contracts, and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

The Fund will normally maintain its portfolio duration within a range of plus or minus 20% of the Fund’s benchmark, the Barclays Capital U.S. Mortgage Backed Securities Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2010, the Benchmark’s duration was 3.7.

The Sub-Advisor uses quantitative risk control methods to ensure that the overall risk and duration characteristics are consistent with the Benchmark. The investment philosophy and process centers around four key principles: controlling sensitivity to interest rates; analyzing a sector’s and a security’s impact on the overall portfolio; mathematically analyzing a security’s value; and analyzing a security’s credit quality.

The Sub-Advisor’s Investment Strategy Committee determines the firm’s broad investment strategy based on macroeconomics and market trends, as well as input from risk management and credit committee professionals. The Sub-Advisor then implements this strategy by selecting the sectors and securities which offer the greatest relative value within investment guidelines. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s investment objective.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

67

Forward Mortgage Securities Fund

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – September 30, 2009	3.45%
Worst Quarter – September 30, 2008	–1.75%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS
Forward Mortgage Securities Fund – Class C (Inception: 12/30/02)
Return Before Taxes	8.80%	3.75%	3.25%
Return After Taxes on Distributions(1)	7.89%	2.57%	2.09%
Return After Taxes on Distributions and Sale of Fund Shares(1)	5.69%	2.50%	2.09%
Barclays Capital U.S. Mortgage Backed Securities Index	5.74%	5.79%	5.23%

68

Forward Mortgage Securities Fund

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Manager

Forward Management has engaged the services of BlackRock, to act as sub-advisor to the Fund. Akiva Dickstein, Managing Director, is primarily responsible for the day-to-day management and investment decisions for the Fund. Mr. Dickstein has managed the Fund since April 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

69

Forward Real Estate Fund

Investment Objective

The Fund seeks income with capital appreciation as a secondary goal.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Services Fees	0.00%	0.25%
Other Expenses(1)	0.48%	0.48%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.59%	2.34%
Fee Waiver and/or Expense Reimbursement(2)	–0.13%	–0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.46%	2.21%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until June 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A shares and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.45% and 2.20%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$715	$324
3 Years	$1,036	$718
5 Years	$1,379	$1,238
10 Years	$2,343	$2,662

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$715	$224
3 Years	$1,036	$718
5 Years	$1,379	$1,238
10 Years	$2,343	$2,662

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of real estate companies. Under normal conditions, the Fund expects to invest principally in common stock and units of beneficial interest of real estate investment trusts (REITs), preferred stock, rights to purchase common stock and securities which may convert into common stock of real estate companies. The Fund may invest in securities of real estate companies of any market capitalization. If market conditions warrant, the Fund may invest in debt securities issued or guaranteed by real estate companies, which may be of any maturity or credit quality.

Security selection is guided by the comparison of current market prices for securities relative to their estimated fair value in a process conducted by Forward Management, LLC (“Forward Management” or the “Advisor”). Fair value is estimated based on both a discounted cash flow approach and a net asset value approach. Both approaches are reconciled based on the relevance of each given business conditions and the issuing company’s prospects.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

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Forward Real Estate Fund

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Returns of the Investor Class shares, which are not offered in this prospectus, are presented because Class A and Class C shares do not yet have a full calendar year of investment returns. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On March 1, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below represent performance of prior sub-advisors to the Fund.

Calendar Year Total Returns—Investor Class

Best Quarter – September 30, 2009	31.50%
Worst Quarter – December 31, 2008	–38.32%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Real Estate Fund – Investor Class (Inception: 5/10/99)
Return Before Taxes	22.44%	–1.91%	8.39%	6.90%
Return After Taxes on Distributions(1)	21.63%	–3.36%	6.78%	5.28%
Return After Taxes on Distributions and Sale of Fund Shares(1)	14.48%	–1.60%	6.96%	5.55%
S&P 500 Index	26.46%	0.42%	–0.95%	0.04%
FTSE NAREIT Equity REITs Index	27.99%	0.36%	10.63%	8.73%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, and Ian Goltra, Portfolio Manager. Messrs. Beam and Goltra have co-primary responsibility for the day-to-day management of the Fund. Messrs. Beam, Goltra, McGowan, O’Donnell, and Visse have managed the Fund since March 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or

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Forward Real Estate Fund

sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

72

Forward Select Income Fund

Investment Objective

The Fund seeks high current income and potential for modest long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class B, Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS B	CLASS C	CLASS M

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS B	CLASS C	CLASS M

Management Fee	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%	N/A
Shareholder Services Fees	0.00%	0.25%	0.25%	0.00%
Other Expenses(1)	0.25%	0.25%	0.25%	0.25%
Interest Expense	0.29%	0.29%	0.29%	0.29%
Total Other Expenses	0.54%	0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses	1.79%	2.54%	2.54%	1.54%
Fee Waiver and/or Expense Reimbursement(2)	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.79%	2.54%	2.54%	1.54%

(1)	Other Expenses for Class A, Class B, and Class C shares are restated to reflect current fees. Other Expenses for Class M shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until June 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class A, Class B, Class C, and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.60%, 2.35%, 2.35%, and 1.35%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class B, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS B	CLASS C	CLASS M

1 Year	$746	$757	$357	$157
3 Years	$1,106	$1,090	$790	$486
5 Years	$1,488	$1,550	$1,350	$839
10 Years	$2,557	$2,688	$2,871	$1,832

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS B	CLASS C	CLASS M

1 Year	$746	$257	$257	$157
3 Years	$1,106	$790	$790	$486
5 Years	$1,488	$1,350	$1,350	$839
10 Years	$2,557	$2,688	$2,871	$1,832

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in income-producing securities. The Fund invests primarily in securities of companies in the real estate industry, such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Investments in these issuers are expected to include a significant portion of assets in preferred stock, as well as convertible preferred stock, debt obligations and other senior securities. The Fund may invest a significant portion of its assets in preferred stock. The Fund may also invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent Forward Management, LLC (“Forward Management” or the “Advisor”) deems appropriate.

The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity. The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may purchase restricted securities or securities which are deemed to be not readily marketable. The Fund may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

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Forward Select Income Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class B, and Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix of the Fund’s prospectus. Returns of Class M shares are not presented because Class M shares were not offered during any of the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

The Fund began operations as the Kensington Select Income Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Select Income Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management.

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Forward Select Income Fund

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – June 30, 2009	38.88%
Worst Quarter – September 30, 2008	–23.83%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Select Income Fund – Class A (Inception: 3/30/01)
Return Before Taxes	64.97%	–3.36%	7.31%
Return After Taxes on Distributions(1)	59.13%	–5.68%	3.75%
Return After Taxes on Distributions and Sale of Fund Shares(1)	41.29%	–3.97%	4.17%
Forward Select Income Fund – Class B (Inception: 3/30/01)
Return Before Taxes	68.52%	–3.24%	6.48%
Forward Select Income Fund – Class C (Inception: 3/30/01)
Return Before Taxes	72.60%	–2.98%	6.49%
BofA Merrill Lynch Preferred Index	20.07%	–2.77%	1.57%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are presented for Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Michael

McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, and Ian Goltra, Portfolio Manager. Mr. Beam has primary responsibility for the day-to-day management of the Fund. Mr. Beam has managed the Fund since its inception. Messrs. O’Donnell, McGowan, Visse, and Goltra have managed the Fund since June 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund Class A or Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

The Fund no longer offers for sale Class B shares of the Fund and shareholders are not able to make new or additional investments in Class B shares.

Class M shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

75

Forward Small Cap Equity Fund

Investment Objective

The Fund seeks to achieve high total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C	CLASS M

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C	CLASS M

Management Fee	1.05%	1.05%	1.05%
Distribution (12b-1) Fees	0.25%	0.75%	N/A
Shareholder Services Fees	0.15%	0.25%	0.05%
Other Expenses(1)	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	1.75%	2.35%	1.40%

(1)	Other Expenses for Class C and Class M shares are based on estimated amounts for the current fiscal year.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C	CLASS M

1 Year	$743	$338	$143
3 Years	$1,094	$733	$443
5 Years	$1,469	$1,255	$765
10 Years	$2,516	$2,682	$1,678

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C	CLASS M

1 Year	$743	$238	$143
3 Years	$1,094	$733	$443
5 Years	$1,469	$1,255	$765
10 Years	$2,516	$2,682	$1,678

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of small capitalization companies. The Fund may also invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments. For purposes of the Fund’s investment strategy, small capitalization companies generally are companies with market capitalizations of up to $2.5 billion at the time of initial purchase. However, small capitalization companies may include any company with a market capitalization equal to or less than any company in the Russell 2000 Index at time of purchase so long as the purchase of those securities would not cause the average weighted market capitalization of the Fund to exceed $2.5 billion.

In making its investments, Hoover Investment Management Co., LLC (“Hoover” or the “Sub-Advisor”), seeks out companies with characteristics such as significant potential for future growth in earnings, ability to compete in its business, a clearly defined business focus, strong financial health and management ownership. The Sub-Advisor attempts to locate out of favor and undiscovered companies and industries that are selling at low relative valuations. The Sub-Advisor’s investment process focuses on specific companies but also takes into account the overall economic environment and specific industry or sector developments.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will

76

Forward Small Cap Equity Fund

be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of Class C and Class M shares are not presented because Class C and Class M shares were not offered during any of the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – June 30, 2009	14.71%
Worst Quarter – December 31, 2008	–26.57%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Small Cap Equity Fund – Class A (Inception: 5/2/05)
Return Before Taxes	13.74%	0.47%
Return After Taxes on Distributions(1)	13.74%	–1.63%
Return After Taxes on Distributions and Sale of Fund Shares(1)	8.93%	–0.78%
Russell 2000 Index	27.17%	3.03%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Manager

Forward Management has engaged the services of Hoover to act as sub-advisor for the Fund. Irene Hoover, CFA, Chief Investment Officer and Managing Member of Hoover is responsible for the day-to-day management of the Fund’s portfolio and makes the final investment decisions for the Fund. Ms. Hoover has managed the Fund since October 1998.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Class M shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

77

Forward Small Cap Equity Fund

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

78

Forward Small to Mid Cap Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS C

Management Fee	1.00%
Distribution (12b-1) Fees	0.75%
Shareholder Services Fees	0.25%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	2.26%

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS C

1 Year	$329
3 Years	$706
5 Years	$1,209
10 Years	$2,591

You would pay the following expenses if you did not redeem your shares:

Class C

1 Year	$229
3 Years	$706
5 Years	$1,209
10 Years	$2,591

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in common stocks of small and medium capitalization issuers. For purposes of the Fund’s investment strategy, small capitalization issuers have a capitalization of $1 billion or less at the time of investment and medium capitalization issuers have a capitalization ranging from $1 billion to $10 billion at the time of investment. In addition, the Fund will seek to maintain an average market capitalization similar to and will attempt to have a roughly similar distribution of stocks by market capitalization as the Fund’s benchmark, The Wilshire 4500 Completion Index. Investment selections may be based on fundamental economic, market and other factors which may lead to variation by economic sectors, industry or other appropriate criteria to meet the Fund’s investment objective.

Los Angeles Capital Management and Equity Research, Inc. (“LA Capital” or the “Sub-Advisor”), employs its multifactor quantitative model which responds dynamically to changing investor preferences in managing the Fund. The Sub-Advisor’s approach identifies a portfolio of mid and small cap stocks which the Sub-Advisor believes offers the best long-term return potential subject to the Fund’s investment guidelines. The Sub-Advisor will seek to meet the Fund’s investment objective by investing primarily in stocks of companies with risk characteristics which are in favor in the current market environment while underweighting stocks whose characteristics are presently out of favor. The characteristics include measures of valuation, market dynamics, financial performance, and earnings related metrics.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Growth Stocks: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. In addition, if the market does not come to share Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Value Stocks: Although the Fund may invest in securities that Forward Management and/or the Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to

79

Forward Small to Mid Cap Fund

be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On June 2, 2008, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before June 2, 2008 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – June 30, 2003	20.94%
Worst Quarter – December 31, 2008	–25.33%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Small to Mid Cap Fund – Class C (Inception: 12/30/02)
Return Before Taxes	30.66%	–1.20%	6.80%
Return After Taxes on Distributions(1)	30.64%	–1.22%	6.79%
Return After Taxes on Distributions and Sale of Fund Shares(1)	19.94%	–1.01%	5.94%
The Wilshire 4500 Completion Index (Float-Adjusted)	36.99%	2.23%	9.65%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of LA Capital to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Thomas D. Stevens, CFA, Chairman, Hal Reynolds, CFA, Chief Investment Officer, David Borger, CFA, Director of Research, Stuart Matsuda, Director of Trading, and Christine Kugler, Director of Implementation. All members have managed the Fund since June 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

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Forward Small to Mid Cap Fund

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

81

Forward Strategic Realty Fund

Investment Objective

The Fund seeks total return through a combination of high current income relative to equity investment alternatives, plus long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class B or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS B	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS B	CLASS C

Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%
Shareholder Services Fees	0.00%	0.25%	0.25%
Other Expenses(1)	0.50%	0.50%	0.50%
Dividend Expense on Short Sales(1)	0.25%	0.25%	0.25%
Interest Expense(1)	0.14%	0.14%	0.14%
Total Other Expenses	0.89%	0.89%	0.89%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	2.17%	2.92%	2.92%
Fee Waiver and/or Expense Reimbursement(2)	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.17%	2.92%	2.92%

(1)	Other Expenses for Class A, Class B, and Class C shares are restated to reflect current fees. Dividend Expense on Short Sales and Interest Expense are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until June 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class A, Class B, and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.15%, 2.90%, and 2.90%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS B	CLASS C

1 Year	$782	$795	$395
3 Years	$1,215	$1,203	$903
5 Years	$1,672	$1,737	$1,537
10 Years	$2,931	$3,062	$3,238

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS B	CLASS C

1 Year	$782	$295	$295
3 Years	$1,215	$903	$903
5 Years	$1,672	$1,537	$1,537
10 Years	$2,931	$3,062	$3,238

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 291% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of issuers engaged primarily in the real estate industry such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Its investments in these issuers may include equity securities, debt obligations and other senior securities (e.g., convertible bonds and preferred stock) and limited partnership interests. The Fund may invest in both U.S. and non-U.S. real estate securities as well as companies located in emerging and frontier market countries.

Forward Management, LLC (“Forward Management” or the “Advisor”) uses a variety of strategies in managing the Fund’s investments. The Advisor may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options, selling securities short or writing covered call options. The Fund’s short positions may equal up to 100% of the Fund’s net asset value. The Fund may also leverage its portfolio by borrowing money to purchase securities. The Fund may also purchase restricted securities or securities which are deemed to be not readily marketable.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed

82

Forward Strategic Realty Fund

funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class B, and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s

83

Forward Strategic Realty Fund

other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

The Fund began operations as the Kensington Strategic Realty Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Strategic Realty Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – June 30, 2009	38.89%
Worst Quarter – December 31, 2008	–50.61%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Strategic Realty Fund – Class A (Inception: 9/15/99)
Return Before Taxes	39.69%	–9.30%	5.93%	8.45%
Return After Taxes on Distributions(1)	36.40%	–11.73%	2.78%	4.59%
Return After Taxes on Distributions and Sale of Fund Shares(1)	25.19%	–7.83%	4.13%	5.75%
Forward Strategic Realty Fund – Class B (Inception: 9/15/99)
Return Before Taxes	42.02%	–9.11%	5.76%	7.65%
Forward Strategic Realty Fund – Class C (Inception: 9/15/99)
Return Before Taxes	46.03%	–8.91%	5.76%	7.64%
FTSE NAREIT Composite Index	27.80%	–1.08%	10.10%	9.41%
FTSE NAREIT Equity REITs Index	27.99%	0.36%	10.63%	9.36%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, and Ian Goltra, Portfolio Manager. Mr. Goltra is primarily responsible for the day-to-day management of the Fund. Mr. Beam has managed the Fund since its inception. Mr. McGowan has managed the Fund since 2008. Messrs. O’Donnell and Visse have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

The Fund no longer offers for sale Class B shares of the Fund and shareholders are not able to make new or additional investments in Class B shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

84

Forward Tactical Growth Fund

Investment Objective

The Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C	CLASS M

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C	CLASS M

Management Fee	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Shareholder Services Fee	0.20%	0.25%	0.05%
Other Expenses(1)	0.13%	0.13%	0.13%
Dividend Expense on Short Sales(1)	0.09%	0.09%	0.09%
Total Other Expenses	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses(1)	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	2.25%	2.70%	1.75%
Fee Waiver and/or Expense Reimbursement(2)	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.25%	2.70%	1.75%

(1)	Other Expenses, Acquired Fund Fees and Expenses and Dividend Expense on Short Sales are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class A, Class C, and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.09%, 2.54%, and 1.59%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C	CLASS M

1 Year	$790	$373	$178
3 Years	$1,238	$838	$551

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C	CLASS M

1 Year	$790	$273	$178
3 Years	$1,238	$838	$551

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the period since the Fund’s inception on September 14, 2009, the Fund’s portfolio turnover rate was 758% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of exchange-traded funds (“ETFs”) and instruments providing exposure to U.S. and non-U.S. equity securities (comprised of futures and options on securities, securities indexes and shares of ETFs), which represent general asset classes, including both U.S. and overseas equity markets. The Fund may also invest in equity securities of U.S. and non-U.S. issuers in all market capitalization ranges, including small capitalization stocks, without limitation. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash and cash equivalents and/or fixed income securities of U.S. and non-U.S. issuers that are investment grade quality and of any maturity.

The Fund’s investment strategy is designed to evaluate potential long and short investments in an attempt to isolate those securities that Broadmark Asset Management, LLC (“Broadmark” or the “Sub-Advisor”) believes are undervalued or overvalued relative to their intrinsic value and offer the greatest risk-adjusted potential for returns. The Sub-Advisor will rely on a variety of factors to determine whether the market itself or a particular sector or industry is undervalued or overvalued. Such factors include valuation and monetary conditions, investor sentiment, and momentum factors. As part of this strategy, the Sub-Advisor seeks to invest in equity securities and indices in sectors and industry groups that it believes are more attractive on a relative basis.

Additionally, the Sub-Advisor may sell short equity securities that it believes are less attractive on a relative basis. The Fund may employ both leveraged investment techniques as well as short positions on target securities which allow the Fund a net exposure which can range from 120% net long to 100% net short in its portfolio. Generally, it is the Fund’s objective to maintain net exposure between 100% net long and 100% net short. The Fund may write covered put and call options and purchase put and call options on securities, securities indexes and shares of ETFs. The Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust risk and return of its overall investment positions.

85

Forward Tactical Growth Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in the following risks include the Fund or underlying ETF, as applicable.

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

86

Forward Tactical Growth Fund

Performance Information

The Fund commenced operations on September 14, 2009 and does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Manager

Forward Management has engaged the services of Broadmark to act as sub-advisor to the Fund. The portfolio manager of the Fund is Christopher J. Guptill. Mr. Guptill is Chief Executive Officer and Chief Investment Officer of Broadmark which he co-founded in April 1999. Mr. Guptill has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, or (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Class M shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

87

Forward U.S. Government Money Fund

Investment Objective

The Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A and Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.08%	0.08%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Services Fees	N/A	0.25%
Other Expenses	0.17%	0.17%
Administrative Fees	0.25%	0.25%
Total Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	0.75%	1.50%

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$77	$253
3 Years	$240	$474
5 Years	$417	$818
10 Years	$930	$1,788

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$77	$153
3 Years	$240	$474
5 Years	$417	$818
10 Years	$930	$1,788

Principal Investment Strategies

The Fund is a money market fund investing exclusively in high quality, short-term money market instruments. Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”) or in repurchase agreements secured by such instruments. The Fund may also invest up to 20% of its assets in domestic U.S. dollar denominated commercial paper that is rated in the highest, short-term rating category (i.e., A1 by Standard & Poor’s Corporation or P1 by Moody’s Investor Services, Inc., or, if unrated, determined by Forward Management, LLC (“Forward Management” or the “Advisor”) to be of comparable quality) at the time of purchase, or in repurchase agreements secured by such instruments. The Fund follows applicable regulatory requirements concerning the quality, maturity, liquidity and diversifications of its investments. The Fund seeks to maintain an average-dollar-weighted portfolio maturity of 60 days or less, while maintaining liquidity and maximizing current yield.

The Advisor directly invests the assets of the Fund, and uses quantitative analysis to attempt to maximize the Fund’s yield. The Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

88

Forward U.S. Government Money Fund

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – December 31, 2006	0.96%
Worst Quarter – December 31, 2009	0.02%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward U.S. Government Money Fund – Class A (Inception: 9/29/03)
Return Before Taxes	0.20%	2.68%	2.27%
Citigroup 3-Month Treasury Bill Index	0.16%	2.88%	2.53%
Forward U.S. Government Money Fund – Class C (Inception: 12/30/02)
Return Before Taxes	–0.84%	2.08%	1.63%
Citigroup 3-Month Treasury Bill Index	0.16%	2.88%	2.38%

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments and Justin H. Roberge, Investment Analyst, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Mr. Roberge. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Roberge has managed the Fund since January 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

89

Additional Investment Strategies and Risks

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to all of the Forward Funds, unless otherwise noted.

Lending of Portfolio Securities

In order to generate additional income, a Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Objectives and Investment Policies

The investment objective of each of the Funds (except the Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Allocation Fund, and Forward Income & Growth Allocation Fund (each an “Allocation Fund” and collectively, the “Allocation Funds”)) is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund.

The investment objectives of the Allocation Funds, although non-fundamental and subject to change by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund, are subject to prior shareholder notice requirements. Shareholders of these Funds must be notified at least 60 days prior to any material amendment to the investment objective of these Funds.

As discussed in the relevant “Fund Summary” sections above, certain Funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), each of these Funds has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. A Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The name and 80% investment policy of each of these Funds may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by one of these Funds of its name or 80% investment policy covered by Rule 35d-1.

The Forward Growth Fund, although not subject to Rule 35d-1 under the 1940 Act as discussed above, has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of the Fund may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy.

For purposes of a Fund’s policy to invest 80% of it assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment, “net assets” includes not only the amount of the Fund’s net assets attributable to the particular type of investment, but also a Fund’s net assets that are segregated or “earmarked” on the Fund’s books and records or being used for collateral, in accordance with procedures established by the Board of Trustees and applicable regulatory guidance, or otherwise used to cover such investment exposure.

Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, a Fund may not follow its principal investment strategy. Under such conditions, a Fund may invest without limit in money market securities, U.S. Government obligations, and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Although the issuers of certain federal agency securities or government-sponsored entity securities in which a Fund may invest (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks (“FHLB”), and other government-sponsored entities) may be chartered or sponsored by Acts of Congress, the issuers are not funded by Congressional appropriations, and their securities are neither guaranteed nor issued by the United States Treasury.

Each Fund (other than the Forward U.S. Government Money Fund) is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by a Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. The Funds (other than the Forward U.S. Government Money Fund) also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with their investment objectives to minimize the impact of cash balances. This will enable the Funds to hold cash while receiving return on the cash that is similar to holding equity or fixed-income securities.

Management Risk

The strategy used by Forward Management and/or a Fund’s sub-advisor may fail to produce the intended result or Forward Management’s and/or a Fund’s sub-advisor’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk

Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments. Historically, markets have moved in cycles, and the value of a Fund’s securities may fluctuate drastically from day to day. A Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

90

Additional Investment Strategies and Risks

Other Investments Techniques and Risks

Each Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject a Fund to additional risks. Please review the Statement of Additional Information (“SAI”) for more information about the additional types of securities in which each Fund may invest and their associated risks.

SECURITY TYPES OF THE ALLOCATION FUNDS

The Allocation Funds invest in Class Z shares of other Forward Funds. If a particular underlying Forward Fund does not currently offer Class Z shares, then the Allocation Funds invest in Institutional Class shares of the underlying Forward Fund. In addition, the Allocation Funds may also invest directly in short-term instruments, such as repurchase agreements, and U.S. Government securities. For a more detailed description of the security types in which the Allocations Funds invest, please see “Security Types of the Funds” below.

SECURITY TYPES OF THE FUNDS

The security types in which the Funds may invest (as discussed in each Fund’s “Fund Summary” section above) are as follows:

Asset-Backed Securities

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Debt Securities

A Fund may invest in short- and/or long-term debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage- and other asset-backed securities.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored.

Derivatives

A Fund may invest in derivatives, which are securities whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments.

Each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

Dollar Rolls and Reverse Repurchase Agreements

A Fund may enter into dollar rolls and reverse repurchase agreements. When a Fund enters into a dollar roll or reverse repurchase agreement, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

Entering into dollar rolls and reverse repurchase agreements by a Fund may be considered a form of borrowing for some purposes. As such, each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations under dollar rolls and reverse repurchase agreements.

Emerging Market Securities and Frontier Market Securities

Investment in emerging market securities and frontier market securities includes both direct investment in such securities as well as investment in securities with exposure to the returns of an emerging market or frontier market.

Emerging market countries are those identified as developing or emerging countries by the World Bank, International Finance Corporation or United Nations, or countries not listed in the MSCI World Index. Generally, emerging market countries are considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Frontier market countries are those listed in the MSCI Frontier Emerging Markets Index, or similar market indices, and the smaller of the traditionally-recognized emerging markets. Generally, frontier market countries are considered to include all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States, and the larger traditionally-recognized emerging markets of Taiwan, Korea, Mexico, South Africa, Brazil, India, China, and Russia.

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Additional Investment Strategies and Risks

An issuer of a security generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Equity Securities and Convertible Securities

Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

Convertible securities are generally preferred stocks and other securities, including certain fixed-income securities and warrants, that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock.

Exchange-Traded Funds (“ETFs”)

ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

Government-Sponsored Enterprises (“GSEs”)

GSEs are privately-owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government and are not guaranteed by the U.S. Government. As such, GSEs are different from “agencies,” which have the explicit backing of the U.S. Government.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are securities that represent ownership in the common stock or American Depositary Receipts of specified companies in a particular industry, sector or group. A Fund’s investment in a HOLDR allows the Fund to buy and sell an entire collection of common stocks in a single transaction.

Illiquid Securities

A Fund may invest up to 15% (up to 5% in the case of the Forward U.S. Government Money Fund) of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment.

International Securities (Generally)

International securities include both direct investment in such securities as well as investment in securities with exposure to the returns of an international market. Generally, international countries are considered to include all countries except the United States. For a more detailed description with respect to those Funds which may invest in emerging market or frontier market securities, please see “Emerging Market Securities and Frontier Market Securities” above.

An issuer of a security generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Investment Grade Debt Securities

Investment grade debt securities are securities rated as investment grade by a nationally recognized statistical ratings organization (“NRSRO”) (e.g., rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or in the “BBB” category or above by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”)) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or a Fund’s sub-advisor. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal.

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Additional Investment Strategies and Risks

Lower-Rated Debt Securities

Lower-rated debt securities (often referred to as “high yield” or “junk” bonds) are securities rated below investment grade by an NRSRO (e.g., rated below the “Baa” category by Moody’s, or rated below the “BBB” category by S&P or Fitch) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or a Fund’s sub-advisor. Generally, debt securities in these categories are considered speculative with regard to the issuer’s capacity to pay interest and repay principal, and may be in default. Lower-rated debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or highly-leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.

Money Market Securities

Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage-related securities may be U.S. Government securities or issued by a bank or other financial institution.

Real Estate-Related Company

A company is considered to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (“REITs”) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies, and financial institutions that issue or service mortgages.

A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.

Repurchase Agreements

A Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, the Fund agrees to buy a security at on price and simultaneously agrees to sell it back at an agreed upon price on a specified future date. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Securities Issued by Other Investment Companies

Investment companies are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies. Each Fund (other than the Forward Growth Fund and the Forward Banking and Finance Fund) may invest in securities of other investment companies, including ETFs. Each of the Forward Growth Fund and the Forward Banking and Finance Fund may also invest in securities of other investment companies, but only in no-load, open-end money market mutual funds. By investing in another investment company, a Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

Restrictions on Investments – Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its total assets in securities of all investment companies.

ETFs – Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. Each Fund (other than the Forward Growth Fund and Forward Banking and Finance Fund) may rely on these exemptive orders to invest in unaffiliated ETFs.

Structured Notes

A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

A Fund investing in commodities will effect such investment primarily through the purchase of a leveraged structured note. However, it is not the intent to provide leveraged exposure to the commodities market. Forward Management and/or a Fund’s sub-advisor will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as those issued by the U.S. Treasury and U.S. Government agencies. The combination of the leveraged structured note and the separate pool of high quality bonds is designed to replicate the performance of the broad commodities markets and will be managed for the exposure to the commodities market. For example, if a Fund were to hold a structured note with 3 times exposure to a specified commodity index and Forward Management and/or the Fund’s sub-advisor hoped to achieve $15 million in exposure, Forward Management and/or the Fund’s sub-advisor would invest $5 million in the structured note and $10 million in high quality bonds. When the investment performance of the structured note and high quality bonds is viewed together, the total investment is designed to approximate the unleveraged performance of the index underlying the structured note.

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Additional Investment Strategies and Risks

Swaps

Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” (i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index).

TBAs

A TBA (To Be Announced) transaction is a contract for the purchase or sale of a mortgage-backed security for future settlement at an agreed upon date but does not include a specified mortgage pool number, number of mortgage pools, or precise amount to be delivered.

U.S. Government Securities

U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

When-Issued, Delayed-Delivery and Forward Commitments

A Fund may purchase securities on a when-issued basis, may purchase and sell such securities on a delayed-delivery basis, and may enter into contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (i.e., forward commitments). Each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations with respect to any when-issued securities, delayed-delivery securities or forward commitments. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Discussion of Principal Risks

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in each Fund’s “Fund Summary” section above and further described following the table. The table below identifies the principal and non-principal risks of each Fund. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. Because certain Funds invest in other investment companies, they will be subject to the same risks of the other investment companies to the extent of their investment. For additional information regarding risks of investing in a Fund, please see the SAI.

RISKS:	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND(1)	FORWARD BALANCED ALLOCATION FUND(1)	FORWARD BANKING AND FINANCE FUND(2)	FORWARD EMERGING MARKETS FUND	FORWARD GLOBAL INFRASTRUCTURE FUND(3)	FORWARD GROWTH & INCOME ALLOCATION FUND(1)	FORWARD GROWTH ALLOCATION FUND(1)	FORWARD GROWTH FUND	FORWARD HIGH YIELD BOND FUND	FORWARD INCOME & GROWTH ALLOCATION FUND(1)	FORWARD INCOME ALLOCATION FUND(1)
Allocation	P	P	N/A	N/A	N/A	P	P	N/A	N/A	P	P
Banking and Financial Services	N/A	N/A	P	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Borrowing	N/A	N/A	NP	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cash and Cash Equivalents	N/A	N/A	NP	P	N/A	N/A	N/A	NP	N/A	N/A	N/A
Concentration	N/A	N/A	P	N/A	P	N/A	N/A	N/A	N/A	N/A	N/A
Currency Transactions	NP	N/A	N/A	P	P	N/A	NP	N/A	N/A	N/A	N/A
Debt Securities	N/A	P	NP	NP	P	P	P	NP	P	P	P
Depositary Receipts	P	N/A	NP	NP	N/A	N/A	P	NP	N/A	N/A	N/A
Derivatives	P	P	NP	P	N/A	P	P	NP	P	P	P
Emerging Market and Frontier Market Securities	P	N/A	NP	P	P	N/A	P	NP	N/A	N/A	N/A
Equity Securities	P	P	P	P	P	P	P	P	N/A	P	N/A
Exchange-Traded Funds	NP	N/A	N/A	NP	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Exchange-Traded Notes	NP	N/A	N/A	NP	N/A	N/A	NP	N/A	N/A	N/A	N/A
Foreign Securities	NP	N/A	NP	P	P	P	NP	NP	N/A	N/A	N/A
Government-Sponsored Enterprises	N/A	P	NP	N/A	N/A	N/A	N/A	NP	N/A	P	P
Growth Stocks	NP	N/A	NP	NP	N/A	N/A	N/A	NP	N/A	N/A	N/A
Hedging	N/A	N/A	N/A	NP	P	N/A	N/A	NP	N/A	N/A	N/A
Infrastructure-Related Investment	N/A	N/A	N/A	N/A	P	N/A	N/A	N/A	N/A	N/A	N/A
Liquidity Risk	N/A	P	NP	NP	N/A	P	NP	NP	P	P	P

94

Discussion of Principal Risks

RISKS:	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND(1)	FORWARD BALANCED ALLOCATION FUND(1)	FORWARD BANKING AND FINANCE FUND	FORWARD EMERGING MARKETS FUND	FORWARD GLOBAL INFRASTRUCTURE FUND	FORWARD GROWTH & INCOME ALLOCATION FUND(1)	FORWARD GROWTH ALLOCATION FUND(1)	FORWARD GROWTH FUND	FORWARD HIGH YIELD BOND FUND	FORWARD INCOME & GROWTH ALLOCATION FUND(1)	FORWARD INCOME ALLOCATION FUND(1)
Lower-Rated Debt Securities	N/A	NP	NP	NP	N/A	P	N/A	NP	P	P	P
Mortgage-Related and Other Asset- Backed Securities	N/A	P	NP	N/A	N/A	NP	N/A	NP	N/A	P	P
Multi-Manager	NP	NP	N/A	NP	N/A	NP	NP	N/A	N/A	NP	NP
Municipal Bonds	N/A	N/A	NP	N/A	N/A	N/A	N/A	NP	N/A	N/A	N/A
No Operating History	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Non-Diversification	N/A	N/A	N/A	N/A	P	N/A	N/A	N/A	N/A	N/A	N/A
Overseas Exchanges	NP	N/A	N/A	NP	P	N/A	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover	NP	NP	NP	P	N/A	NP	NP	P	P	NP	NP
Real Estate Securities and REITs	N/A	N/A	NP	N/A	N/A	N/A	N/A	NP	N/A	N/A	N/A
Repurchase Agreements	N/A	N/A	NP	NP	N/A	N/A	N/A	NP	N/A	N/A	N/A
Restricted and Illiquid Securities	N/A	N/A	NP	NP	P	N/A	N/A	NP	N/A	N/A	N/A
Securities Issued by Other Investment Companies	P	P	N/A	NP	N/A	P	P	N/A	N/A	P	P
Short Sales	N/A	N/A	NP	NP	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Small and Medium Capitalization Stocks	NP	N/A	P	NP	N/A	NP	N/A	P	N/A	N/A	N/A
Tax	P	P	NP	P	N/A	P	P	NP	P	P	P
Tax Reform	N/A	N/A	NP	N/A	N/A	N/A	N/A	NP	N/A	N/A	N/A
Value Stocks	NP	N/A	NP	NP	N/A	NP	NP	NP	N/A	N/A	N/A

RISKS:	FORWARD INTERNATIONAL DIVIDEND FUND	FORWARD INTERNATIONAL EQUITY FUND	FORWARD INTERNATIONAL FIXED INCOME FUND	FORWARD INTERNATIONAL REAL ESTATE FUND(4)	FORWARD INTERNATIONAL SMALL COMPANIES FUND	FORWARD INVESTMENT GRADE FIXED INCOME FUND	FORWARD LARGE CAP EQUITY FUND	FORWARD LARGE CAP GROWTH FUND	FORWARD LARGE CAP VALUE FUND	FORWARD LEGATO FUND
Allocation	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Banking and Financial Services	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Borrowing	NP	N/A	NP	P	NP	N/A	NP	N/A	N/A	NP
Cash and Cash Equivalents	NP	N/A	NP	NP	NP	NP	NP	N/A	N/A	NP
Concentration	N/A	N/A	N/A	P	N/A	N/A	N/A	N/A	N/A	N/A
Currency Transactions	P	P	P	P	P	N/A	NP	N/A	N/A	NP
Debt Securities	NP	N/A	P	P	NP	P	NP	N/A	N/A	N/A
Depositary Receipts	P	P	NP	N/A	NP	N/A	NP	N/A	N/A	NP
Derivatives	NP	N/A	P	N/A	NP	P	NP	N/A	N/A	NP
Emerging Market and Frontier Market Securities	P	P	P	P	P	NP	N/A	N/A	N/A	NP
Equity Securities	P	P	NP	P	P	N/A	P	P	P	P
Exchange-Traded Funds	NP	N/A	NP	NP	NP	N/A	NP	N/A	N/A	NP
Exchange-Traded Notes	NP	N/A	NP	NP	NP	N/A	NP	N/A	N/A	NP
Foreign Securities	P	P	P	P	P	NP	NP	N/A	N/A	NP
Government-Sponsored Enterprises	NP	N/A	NP	NP	N/A	P	NP	N/A	N/A	N/A
Growth Stocks	NP	P	N/A	NP	NP	N/A	NP	P	NP	NP
Hedging	NP	N/A	NP	P	NP	N/A	NP	N/A	N/A	NP
Infrastructure-Related Investment	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Liquidity Risk	NP	N/A	NP	NP	N/A	P	NP	N/A	N/A	NP
Lower-Rated Debt Securities	NP	N/A	P	NP	N/A	NP	NP	N/A	N/A	N/A
Mortgage-Related and Other Asset-Backed Securities	N/A	N/A	NP	NP	N/A	P	NP	N/A	N/A	N/A
Multi-Manager	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	P
Municipal Bonds	N/A	N/A	N/A	N/A	N/A	N/A	NP	N/A	N/A	N/A

95

Discussion of Principal Risks

RISKS:	FORWARD INTERNATIONAL DIVIDEND FUND	FORWARD INTERNATIONAL EQUITY FUND	FORWARD INTERNATIONAL FIXED INCOME FUND	FORWARD INTERNATIONAL REAL ESTATE FUND(4)	FORWARD INTERNATIONAL SMALL COMPANIES FUND	FORWARD INVESTMENT GRADE FIXED INCOME FUND	FORWARD LARGE CAP EQUITY FUND	FORWARD LARGE CAP GROWTH FUND	FORWARD LARGE CAP VALUE FUND	FORWARD LEGATO FUND
No Operating History	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Non-Diversification	N/A	N/A	P	P	N/A	N/A	N/A	N/A	N/A	N/A
Overseas Exchanges	P	P	NP	P	P	N/A	N/A	N/A	N/A	NP
Portfolio Turnover	NP	NP	P	P	P	P	NP	P	P	P
Real Estate Securities and REITs	NP	N/A	NP	P	NP	N/A	NP	N/A	N/A	NP
Repurchase Agreements	NP	N/A	NP	NP	NP	N/A	NP	N/A	N/A	NP
Restricted and Illiquid Securities	NP	N/A	NP	P	NP	NP	NP	N/A	N/A	NP
Securities Issued by Other Investment Companies	NP	N/A	NP	NP	NP	N/A	NP	N/A	N/A	NP
Short Sales	NP	N/A	NP	NP	NP	N/A	NP	N/A	N/A	NP
Small and Medium Capitalization Stocks	NP	P	N/A	NP	P	N/A	NP	NP	NP	P
Tax	NP	N/A	P	N/A	NP	P	NP	N/A	N/A	NP
Tax Reform	N/A	N/A	N/A	N/A	N/A	N/A	NP	N/A	N/A	N/A
Value Stocks	NP	P	NP	NP	NP	N/A	NP	NP	P	NP

RISKS:	FORWARD LONG/SHORT CREDIT ANALYSIS FUND	FORWARD MORTGAGE SECURITIES FUND	FORWARD REAL ESTATE FUND(4)	FORWARD SELECT INCOME FUND(4)	FORWARD SMALL CAP EQUITY FUND	FORWARD SMALL TO MID CAP FUND	FORWARD STRATEGIC REALTY FUND(4)	FORWARD TACTICAL GROWTH FUND	FORWARD U.S. GOVERNMENT MONEY FUND
Allocation	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Banking and Financial Services	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Borrowing	P	N/A	NP	P	NP	N/A	P	P	N/A
Cash and Cash Equivalents	NP	NP	NP	NP	NP	N/A	NP	P	N/A
Concentration	N/A	N/A	P	P	N/A	N/A	P	N/A	N/A
Currency Transactions	NP	N/A	N/A	N/A	NP	N/A	P	NP	N/A
Debt Securities	P	P	P	P	N/A	N/A	P	P	P
Depositary Receipts	N/A	N/A	N/A	N/A	NP	N/A	NP	NP	N/A
Derivatives	P	P	NP	NP	NP	N/A	NP	P	N/A
Emerging Market and Frontier Market Securities	N/A	N/A	N/A	N/A	NP	N/A	P	P	N/A
Equity Securities	NP	N/A	P	P	P	P	P	P	N/A
Exchange-Traded Funds	NP	N/A	NP	NP	NP	N/A	NP	P	N/A
Exchange-Traded Notes	NP	N/A	NP	NP	NP	N/A	NP	NP	N/A
Foreign Securities	P	N/A	N/A	N/A	P	N/A	P	P	N/A
Government-Sponsored Enterprises	NP	P	NP	NP	N/A	N/A	NP	NP	P
Growth Stocks	N/A	N/A	NP	NP	NP	P	NP	NP	N/A
Hedging	NP	N/A	NP	P	N/A	N/A	P	P	N/A
Infrastructure-Related Investment	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Liquidity Risk	NP	P	NP	NP	NP	N/A	NP	NP	N/A
Lower-Rated Debt Securities	P	N/A	NP	NP	N/A	N/A	NP	NP	N/A
Mortgage-Related and Other Asset-Backed Securities	NP	P	NP	NP	N/A	N/A	NP	NP	NP
Multi-Manager	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Municipal Bonds	P	N/A	NP	NP	N/A	N/A	NP	NP	N/A
No Operating History	N/A	N/A	N/A	N/A	N/A	N/A	N/A	P	N/A
Non-Diversification	P	N/A	P	P	N/A	N/A	P	P	N/A
Overseas Exchanges	N/A	N/A	N/A	N/A	NP	N/A	P	NP	N/A
Portfolio Turnover	P	P	NP	P	P	NP	P	P	N/A
Real Estate Securities and REITs	N/A	N/A	P	P	NP	N/A	P	NP	N/A

96

Discussion of Principal Risks

RISKS:	FORWARD LONG/SHORT CREDIT ANALYSIS FUND	FORWARD MORTGAGE SECURITIES FUND	FORWARD REAL ESTATE FUND(4)	FORWARD SELECT INCOME FUND(4)	FORWARD SMALL CAP EQUITY FUND	FORWARD SMALL TO MID CAP FUND	FORWARD STRATEGIC REALTY FUND(4)	FORWARD TACTICAL GROWTH FUND	FORWARD U.S. GOVERNMENT MONEY FUND
Repurchase Agreements	NP	N/A	NP	NP	NP	N/A	NP	NP	P
Restricted and Illiquid Securities	NP	N/A	NP	P	NP	N/A	P	N/A	N/A
Securities Issued by Other Investment Companies	NP	N/A	NP	NP	NP	N/A	NP	NP	N/A
Short Sales	P	N/A	NP	NP	NP	N/A	P	P	N/A
Small and Medium Capitalization Stocks	N/A	N/A	NP	NP	P	P	NP	NP	N/A
Tax	P	P	NP	NP	NP	N/A	NP	P	N/A
Tax Reform	P	N/A	NP	NP	N/A	N/A	NP	NP	N/A
Value Stocks	N/A	N/A	NP	NP	NP	P	NP	NP	N/A

P = Principal Risk

NP = Non-Principal Risk

N/A = Not Applicable

(1)	The Fund is a “fund of funds” that primarily invests in a combination of Underlying Funds. With the exception of “Allocation” risk and “Securities Issued by Other Investment Companies” risk which are direct principal risks of the Fund, any risks set forth in the chart above with respect to the Fund are risks of the Underlying Funds, which in the aggregate also constitute risks of the Fund by virtue of its investment in the Underlying Funds.
(2)	The Fund concentrates its investments in the banking and financial services industries. For more information regarding the risks associated with a concentration in the banking and financial services industries, see “Banking- and Financial Services-Related Investment” below.
(3)	The Fund concentrates its investments in the infrastructure industry. For more information regarding the risks associated with a concentration in the infrastructure industry, see “Infrastructure-Related Investment” below.
(4)	The Fund concentrates its investments in the real estate industry. For more information regarding the risks associated with a concentration in the real estate industry, see “Real Estate Securities and REITs” below.

Allocation

A Fund’s investment performance depends upon how its assets are allocated and reallocated among particular asset classes. With respect to an Allocation Fund, which primarily invests in underlying Forward Funds, the Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds. Forward Management may make less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. A Fund might lose money as a result of these allocation decisions.

Banking- and Financial Services-Related Investment

A Fund that concentrates in the banking and financial services industries may be subject to greater risks than a portfolio without such a concentration. Such a Fund will be particularly subject to the risks associated with regulatory developments in, or related to, the banking and financial services industries. The banking and financial services industries are comparatively narrow segments of the economy and, therefore, a Fund that concentrates its investments in these industries may experience greater volatility than funds investing in a broader range of industries. In addition, companies in these industries may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the banking and financial services industries. The value of a Fund’s shares is particularly vulnerable to factors affecting the banking and financial services industries, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition.

Borrowing

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a Fund. Borrowing will exaggerate the effect of any increase or decrease in the market price of securities in a Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce a Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of a Fund. Successful use of borrowing depends on the ability of Forward Management and/or a Fund’s sub-advisor to correctly predict interest rates and market movements, and there is no assurance that the use of borrowing will be successful. Capital raised through leverage will be subject to interest costs, which may fluctuate with changing market rates of interest. A Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit) and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Some of a Fund’s portfolio securities may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may, under certain market conditions, reduce the net asset value of a Fund.

97

Discussion of Principal Risks

Cash and Cash Equivalents

The holding by a Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Currency Transactions

If a security is denominated in a foreign currency, the value of the security will fluctuate if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of a Fund’s shares. Costs are incurred by a Fund in connection with conversions between currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payments of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Currency risks are greater in lesser developed markets, where there is a higher risk of currency depreciation, and can be unpredictably affected by external events. In some situations, Forward Management and/or a Fund’s sub-advisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country as a result of these potential risks.

Fund managers are authorized to hedge against currency risks but are not required to do so and may choose not to do so because of the cost, the manager’s investment philosophy, or other reasons. There is no assurance that attempts to hedge currency risk will be successful if utilized and such attempts may have the effect of limiting the gains from favorable market movements.

Debt Securities

A Fund may invest in short-term and/or long-term debt securities. Debt securities in which a Fund may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a Fund’s investments in bonds. Investments in these types of securities pose the risk that Forward Management’s and/or a Fund’s sub-advisor’s forecast of the direction of interest rates might be incorrect.

Debt securities are subject to credit risk, which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that a sovereign government will support certain government sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest. In addition, the value of a Fund’s debt securities will generally decline if the credit rating of the issuer declines, and an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

Call or income risk exists with respect to corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. A Fund would have to reinvest the proceeds at a possibly lower interest rate. A Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Debt securities generally increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives

A Fund may invest in derivatives, which are securities whose value is based on the value of another security or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. There is limited consensus as to what constitutes a “derivative.” For certain Funds’ purposes, derivatives also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is linked to foreign currencies. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. A Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by Forward Management and/or a Fund’s sub-advisor or, if available, that such techniques will be utilized by Forward Management and/or a sub-advisor.

98

Discussion of Principal Risks

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and Forward Management and/or a Fund’s sub-advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of a Fund. If Forward Management and/or a Fund’s sub-advisor inaccurately forecast the values of securities, currencies or interest rates or other economic factors in using derivatives, a Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by a Fund. A Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

A Fund that invests in commodity-linked derivative instruments, such as structured notes, may be subject to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. A Fund’s ability to invest in commodity-related investments may be limited by tax considerations.

The SAI provides a more detailed description of the types of derivative instruments in which a Fund may invest and their associated risks.

Emerging Market and Frontier Market Securities

A Fund may invest in emerging market and frontier market securities. Emerging market and frontier market securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. Emerging market and frontier market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, investments in emerging market and frontier market securities are subject to the following risks:

•	Greater likelihood of economic, political or social instability;
•	Less liquid and more volatile stock markets;
•	Lower trading volume of markets;
•	Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;
•	Governmental restrictions on currency conversion or trading;
•	Difficulties in accurately valuing emerging market and frontier market securities or selling them at their fair value, especially in down markets;
•	Greater possibility of imposition of international sanctions or embargoes on emerging market or frontier market countries;
•	A lack of government regulation and different legal systems, which may result in difficulty in enforcing judgments;
•	The contagious effect of market or economic setbacks in one country on another emerging market country;
•	Immature economic structures; and
•	The availability of less information about emerging market and frontier market companies because of less rigorous accounting and regulatory standards.

Equity Securities

A Fund may invest in equity securities, which include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which a Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

A Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

99

Discussion of Principal Risks

Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to a Fund.

Exchange-Traded Funds (“ETFs”)

A Fund that invests in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. The value of a Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with a Fund’s purchase and sale of shares of ETFs, a Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. The market value of an ETF share may differ from its net asset value and there may be times when an ETF share trades at a premium or discount to its net asset value.

Many ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of a corresponding market index or basket of securities, and the value of their shares should, under normal circumstances, closely track the value of the underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index or basket of securities does not, ETFs that track particular indices or baskets of securities typically will be unable to match the performance of the index or basket of securities exactly. Investment in a Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or baskets of securities they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other ETF expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the indices or baskets of securities. Certain securities comprising the indices or baskets of securities tracked by the ETFs may, from time to time, temporarily be unavailable.

Exchange-Traded Notes (“ETNs”)

The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. A Fund that invests in ETNs will bear its proportionate share of any fees and expenses associated with investment in such securities, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on a Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities due to a number of factors. In particular, as a result of investing in foreign securities, a Fund may be subject to increased risk of loss caused by any of the factors listed below:

•	Unstable political, social, and economic conditions;
•	Lower levels of liquidity and market efficiency;
•	Greater securities price volatility;
•	Currency exchange rate fluctuations, exchange control, and restrictions or prohibitions on the repatriation of foreign currencies;
•	Less availability of adequate or accurate public information about issuers;
•	Limitations on foreign ownership of securities;
•	Imposition of withholding taxes, other taxes or exit levies;
•	Imposition of restrictions on the expatriation of funds or other assets of the Fund;
•	Higher transaction and custody costs and delays in settlement procedures;
•	Difficulties in enforcing contractual obligations;
•	Lower levels of regulation of the securities market and other differences in the way securities markets operate;
•	Weaker accounting, disclosure, and reporting requirements; and
•

Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and stockholders’ rights in markets in which the Fund invests may not be as extensive as those that apply in the United States.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Investments in emerging markets in particular involve even greater risks such as immature economic structures and different legal systems.

Government-Sponsored Enterprises (“GSEs”)

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

100

Discussion of Principal Risks

Growth Stocks

Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share Forward Management’s and/or a Fund’s sub-advisor’s assessment of an investment’s long-term growth, a Fund may underperform other mutual funds or stock indexes.

Hedging

A Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause a Fund to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that Forward Management and/or a Fund’s sub-advisor does not expect or if a Fund cannot close out its position in a hedging instrument.

Infrastructure-Related Investment

A Fund that concentrates its investments in infrastructure-related entities has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities. Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies, and accounting standards.

Liquidity Risk

Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Lower-Rated Debt Securities

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk, and a Fund that concentrates its investments in junk bonds is therefore subject to substantial credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities, and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities, which could substantially adversely affect the market value of the security. Issuers of junk bonds may be more susceptible than other issuers to economic downturns. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing its portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit quality in the high yield bond market can change suddenly and unexpectedly, and credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated. As a result, even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. Forward Management and/or a Fund’s sub-advisor may or may not rely solely on ratings issued by established credit rating agencies, and may utilize these ratings in conjunction with their own independent and ongoing credit analysis.

Mortgage-Related and Other Asset-Backed Securities

A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

101

Discussion of Principal Risks

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Multi-Manager

Although Forward Management monitors and seeks to coordinate the overall management of a Fund with multiple sub-advisors, each sub-advisor makes investment decisions independently, and it is possible that the investment styles of the sub-advisors may not complement one another. As a result, a Fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if the Fund had a single manager.

Municipal Bonds

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. There is no assurance that a Fund will invest at least 50% of its assets in tax-exempt municipal bonds. A Fund will not be managed to qualify a specified portion of its distributions as tax-exempt.

Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in a Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, if a Fund invests less than 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in federally tax-exempt municipal bonds, which may be the case from time to time, no portion of the Fund’s distributions would be designated as tax-exempt dividends.

Generally, municipal bonds are issued as general obligations of a state or local government that are secured by the issuer’s taxing power, or as revenue bonds that are secured by user fees and other revenues pledged to pay debt service on such bonds. The major portion of municipal bonds are issued to fund public projects, including economic development, education, electric power, healthcare, housing, transportation, water and sewer, and pollution control.

In addition, U.S. federal tax law has enabled governmental issuers to issue billions of dollars of tax-exempt municipal bonds on behalf of certain corporate entities for various qualified purposes. Corporate-backed municipal bonds are typically issued as limited obligations of a governmental issuer payable from revenues derived pursuant to a loan, lease, installment sale or financing agreement with a corporate entity (including, but not limited to, entities such as airlines, electric utilities, healthcare facilities, and industrials). Such bonds are typically treated as a long-term debt on a parity with senior unsecured bonds issued by such corporate entity, except that interest payable on corporate-backed municipal bonds is federally tax exempt. Subject to certain requirements, a Fund may be permitted to pass through to its shareholders the interest earned on municipal bonds as federally tax exempt interest dividends. For more information see “Dividends and Taxes”. In addition, corporate credits in the municipal bond market generally trade at a higher pre-tax yield than an equivalent corporate credit in the corporate bond market and, therefore, it is possible for investments in corporate-backed municipal bonds to achieve higher relative returns than comparable investments in corporate bonds.

No Operating History

A newly organized Fund that has not operated for a full fiscal year has no prior operating history by which an investor can evaluate performance.

Non-Diversification

A Fund that is non-diversified is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

As a “non-diversified” mutual fund, a Fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of a Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges

A Fund may engage in transactions on a number of overseas stock exchanges. Market practices relating to clearance and settlement of securities transactions and custody of assets can potentially pose an increased risk to a Fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result, affect the calculation of a Fund’s net asset value per share).

A Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller, and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

102

Discussion of Principal Risks

Portfolio Turnover

A Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by a Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. A Fund’s portfolio turnover rate will vary from year to year.

The calculation of a Fund’s portfolio turnover rate excludes purchases and sale of short positions. To the extent a Fund engages in short sales, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs

A Fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities.

Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject a Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities. In addition, the organizational documents of a REIT may give the trust’s sponsors the ability to control the operation of the REIT even though another person or entity could own a majority of the interests of the trust. These trusts may also contain provisions which would delay or make a change in control of the REIT difficult.

A Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

Repurchase Agreements

Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells a Fund a security at one price and agrees to repurchase that security at a higher price, normally within a seven day period. Each repurchase agreement entered into by a Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. If a seller becomes subject to bankruptcy or other insolvency proceedings or fails to repurchase a security from a Fund, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Restricted and Illiquid Securities

Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, a Fund may not be able to sell the security at a time and/or price at which Forward Management and/or a Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Fund could realize upon disposition.

Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies

A Fund may invest in shares of other investment companies, such as mutual funds, ETFs, holding company deposit receipts, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes a Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Short Sales

A Fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a Fund. When a Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by a Fund. A Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. While short sales can be used to further a Fund’s investment objective, under certain market conditions they can increase the volatility of a Fund and may lower a Fund’s return or result in losses, which potentially may be unlimited. A Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, a Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities or the price of the security is otherwise rising, a “short squeeze” could

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occur, causing the security’s price to rise and making it more likely that a Fund will have to cover its short position at an unfavorable price. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by a Fund in the short sale, and may cause a Fund’s share price to be volatile. In rising securities markets, a Fund’s risk of loss related to short selling will be greater than in declining securities markets. Over time, securities markets have risen more often than they have declined.

Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition.

Small and Medium Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength. Small capitalization stocks may be traded over the counter or listed on an exchange.

Tax

The federal income tax treatment of the complex securities in which a Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for a Fund itself to comply with such rules. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Tax Reform

As a Fund may purchase the debt securities of municipal issuers, changes or proposed changes in federal tax laws could impact the value of those securities. Of particular concern would be large changes in marginal income tax rates or the elimination of the tax preference for municipal interest income versus currently taxable interest income. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of a Fund’s portfolio, and such a failure could also result in additional taxable income to a Fund and/or shareholders. In addition, the municipal market is a fragmented market that is very technically driven. There can be regional variations in economic conditions or supply-demand fundamentals. Although a Fund may engage in short selling of municipal bonds and may enter into repurchase agreements for municipal bonds, such activity may be infrequent and a Fund may not engage in such transactions due to operational and/or investment considerations. Any interest or other expenses incurred for the purchase of municipal bonds cannot be deducted. Bonds issued by municipalities must be held by beneficial owners for their interest to be treated as tax exempt. The municipal market is predominantly a retail buyer driven market. For these reasons, the municipal bond market is subject to very different supply-demand fundamentals than corporate markets. Public information in the municipal market is also less available than in other markets, increasing the difficulty of evaluating and valuing securities. As opposed to the majority of municipal bonds outstanding, a portion of the municipal bonds held by a Fund may be secured by payments to be made by private companies and changes in market conditions affecting such bonds, including the downgrade of a private company obligated to make such payments, could have a negative impact on the value of Fund holdings, the municipal market generally, or a Fund’s performance.

Value Stocks

Although a Fund may invest in securities that Forward Management and/or a Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Management of the Funds

INVESTMENT ADVISOR/PORTFOLIO MANAGERS

Forward Management serves as investment advisor to each of the Forward Funds. Forward Management is a registered investment advisor that supervises the activities of each sub-advisor and has the authority to engage the services of different sub-advisors with the approval of the Board of Trustees of each of the respective Funds and each Fund’s shareholders. Forward Management is located at 433 California Street, 11th Floor, San Francisco, California 94104. As of December 31, 2009, Forward Management had approximately $5.4 billion of assets under management.

Forward Management has the authority to manage the Forward Funds in accordance with the investment objectives, policies, and restrictions of the Funds, subject to general supervision of the Trust’s Board of Trustees. Forward Management has managed the Forward Funds since September 1998 and the Forward Funds are its principal investment advisory clients. Forward Management directly manages the assets of the Allocation Funds, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Large Cap Equity Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward Emerging Markets Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds. Forward Management also provides the Funds with ongoing management supervision and policy direction.

Forward Management uses rigorous criteria to select sub-advisors to manage the Funds’ assets. In choosing the sub-advisors, Forward Management considers a number of factors, including market trends, the sub-advisor’s investment style, its own outlook for a given market capitalization or investment style category, the sub-advisor’s performance in various market conditions, as well as the characteristics of the sub-advisor’s typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings, and price volatility statistics.

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Management of the Funds

In addition to selecting the sub-advisors and, where applicable, allocating the Funds’ assets, Forward Management is responsible for monitoring and coordinating the overall management of the Funds. Forward Management reviews each Fund’s portfolio holdings and evaluates the ongoing performance of the sub-advisors.

The Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management, including the Funds. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund since June 2009 and the Forward Real Estate Fund since March 2010.

Joel Beam. Mr. Beam has been a portfolio manager for Forward Management since June 2009. Mr. Beam has primary responsibility for the day-to-day management of the Forward Select Income Fund and the Forward Real Estate Fund. Mr. Beam served as a portfolio manager responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s income-oriented portfolios from 1997 to June 2009. He joined Kensington in 1995 as a Senior Analyst and began managing portfolios in 1997. He was previously employed by Liquidity Financial Advisors, Inc. where he was responsible for valuation and pricing of real estate limited partnership and institutional commingled investment fund securities, as well as their underlying properties. Mr. Beam has managed the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund since their inception and the Forward Real Estate Fund since March 2010.

Michael McGowan. Mr. McGowan has been a portfolio manager for Forward Management since June 2009. Mr. McGowan has primary responsibility for the day-to-day management of the Forward International Real Estate Fund. Mr. McGowan was responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s real estate portfolios from 2007 to June 2009. Mr. McGowan joined Kensington in 2005 as a Senior Analyst and began managing portfolios in 2007. Prior to joining Kensington, he was employed at RREEF since 1995 as a Director of Economic and Market Research where he specialized in industrial and office property markets. Prior to joining RREEF, Mr. McGowan was Vice President and co-founder of The Valuations Group where he performed valuations on real estate limited partnerships. Mr. McGowan began his career at Liquidity Fund Investment Corporation and MacKenzie Patterson. At both firms, he was involved in the syndication of real properties and the analysis and the reorganization of real estate securities. Mr. McGowan has managed the Forward International Real Estate Fund and Forward Strategic Realty Fund since 2008, the Forward Global Infrastructure Fund and Forward Select Income Fund since June 2009, and the Forward Real Estate Fund since March 2010.

Aaron Visse, CFA. Mr. Visse has been a portfolio manager for Forward Management since June 2009. Mr. Visse has primary responsibility for the day-to-day management of the Forward Global Infrastructure Fund. Mr. Visse was responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s infrastructure portfolios from 2007 to June 2009. He joined Kensington in 2002 as an Analyst and began managing portfolios in 2007. Prior to joining Kensington, he was a Senior Research Analyst at Linsco/Private Ledger (LPL) Financial Services, where he followed REITs and financial services companies. Mr. Visse holds an MS in Business Administration. He is a Chartered Financial Analyst and a member of the CFA Institute and the CFA Society of San Francisco. Mr. Visse has managed the Forward Global Infrastructure Fund since inception. Mr. Visse has managed the Forward International Real Estate Fund, Forward Select Income Fund, and the Forward Strategic Realty Fund since June 2009 and the Forward Real Estate Fund since March 2010.

Ian Goltra. Mr. Goltra joined Forward Management as a Senior Analyst on June 2009 and has been a portfolio manager for Forward Management since March 2010. Since May 2010, Mr. Goltra has had primary responsibility for the day-to-day management of the Forward Strategic Realty Fund and the Forward Real Estate Fund. From May 1998 to June 2009, Mr. Goltra was Senior Analyst and Senior Vice President of Kensington Investment Group, Inc., and he became a Senior Vice President of Kensington in 2004, focusing on the public real estate sector. From 1993 to 1998, Mr. Goltra was Senior Financial Analyst and Western Americas Vice President at Textainer Equipment Management. From 1991 to 1993, Mr. Goltra was Senior Financial Analyst for Meridian Point Properties, and from 1987 to 1990, he was an Analyst at Liquidity Fund Investment Corporation. Mr. Goltra has managed the Forward Real Estate Fund since March 2010 and the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund since May 2010.

The Forward International Dividend Fund and Forward Large Cap Equity Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has co-primary responsibility for the day-to-day management of the Forward Large Cap Equity Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an M.B.A. Mr. O’Donnell has managed the Forward International Dividend Fund since December 2008 and the Forward Large Cap Equity Fund since August 2009.

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff has primary responsibility for the day-to-day management of the Forward International Dividend Fund and co-primary responsibility for the day-to-day management of the Forward Large Cap Equity Fund. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of

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Management of the Funds

the Investment Policy Committee for Berkeley Capital Management. From 1987-2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst. Mr. Ruff has managed the Forward International Dividend Fund since December 2008 and the Forward Large Cap Equity Fund since August 2009.

Randall T. Coleman, CFA. Mr. Coleman is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2001 – July 2008, Mr. Coleman was a Portfolio Manager and Member of the Investment Policy Committee for Berkeley Capital Management. From 1994-2001, Mr. Coleman was Vice President at London Pacific Advisors. From 1987-1988, he served as a Compliance Officer for Intrust Investor Services and from 1986-1987, he was a Registered Representative with First Investors Corp. Mr. Coleman is a Chartered Financial Analyst and holds an MBA. Mr. Coleman has managed the Forward International Dividend Fund since December 2008 and the Forward Large Cap Equity Fund since August 2009.

Bruce R. Brewington. Mr. Brewington is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From September 2005 to July 2008, Mr. Brewington was an Analyst and Member of the Investment Policy Committee for Berkeley Capital Management. From 1995 – 2003, he was an Analyst with Putnam Lovell Securities, and from 1992-1994, he was an Analyst for Prudential Securities. Mr. Brewington holds an MBA. Mr. Brewington has managed the Forward International Dividend Fund since December 2008 and the Forward Large Cap Equity Fund since August 2009.

The Allocation Funds, Forward U.S. Government Money Fund, and the cash portion of the Forward Emerging Markets Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management, including the Funds. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Allocation Funds and the Forward U.S. Government Money Fund since September 2008 and has managed the cash portion of the Forward Emerging Markets Fund since August 2009.

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader has primary responsibility for the day-to-day management of the Allocation Funds and co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund and the cash portion of the Forward Emerging Markets Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA. Mr. Rowader has managed the Allocation Funds and the Forward U.S. Government Money Fund since February 2007 and the cash portion of the Forward Emerging Markets Fund since August 2009.

Paul Herber, CFA. Mr. Herber has been with Forward Management since September 2008 as an Investment Officer. Mr. Herber has co-primary responsibility for the day-to-day management of the cash portion of the Forward Emerging Markets Fund. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the Allocation Funds and Forward U.S. Government Money Fund since February 2008 and the cash portion of the Forward Emerging Markets Fund since August 2009.

Justin H. Roberge. Mr. Roberge has been with Forward Management since September 2008 as Investment Analyst. Mr. Roberge has co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund. Prior to joining Forward Management, Mr. Roberge was with Accessor Capital Management since April 2002 as an Operations Associate, from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. Prior to Accessor Capital Management, Mr. Roberge was a Registered Representative at Diversified Financial Concepts from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001. Mr. Roberge has managed the Allocation Funds and Forward U.S. Government Money Fund since January 2007 and the cash portion of Forward Emerging Markets Fund since August 2009.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Funds.

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Management of the Funds

During the most recent fiscal year ended December 31, 2009, each Fund paid the following management fees (net of waivers) to the Fund’s investment advisor and/or the Fund’s sub-advisor (as applicable). Daily investment decisions are made by the respective sub-advisor(s) for each Fund (as applicable), whose investment experience is described below under the heading “Sub-Advisors/Portfolio Managers.”

FUND	TOTAL ANNUAL ADVISORY FEE (AS A PERCENTAGE OF DAILY NET ASSETS)	ANNUAL ADVISORY FEE TO INVESTMENT ADVISOR (AS A PERCENTAGE OF DAILY NET ASSETS)	ANNUAL ADVISORY FEE TO SUB-ADVISOR (AS A PERCENTAGE OF DAILY NET ASSETS)
Forward Aggressive Growth Allocation Fund	0.03%	0.03%	N/A
Forward Balanced Allocation Fund	0.03%	0.03%	N/A
Forward Banking and Finance Fund(1)	1.00%	1.00%	N/A
Forward Emerging Markets Fund(1)	1.09%	1.09%	N/A
Forward Global Infrastructure Fund(2)	0.87%	0.87%	N/A
Forward Growth & Income Allocation Fund	0.03%	0.03%	N/A
Forward Growth Allocation Fund	0.03%	0.03%	N/A
Forward Growth Fund(1)	0.66%	0.66%	N/A
Forward High Yield Bond Fund(3)	0.61%	0.36%	0.25%
Forward Income & Growth Allocation Fund	0.03%	0.03%	N/A
Forward Income Allocation Fund	0.03%	0.03%	N/A
Forward International Dividend Fund	0.42%	0.42%	N/A
Forward International Equity Fund(3)	1.00%	0.55%	0.45%
Forward International Fixed Income Fund(1)	0.56%	0.56%	N/A
Forward International Real Estate Fund(2)	0.82%	0.82%	N/A
Forward International Small Companies Fund(1)	1.00%	1.00%	N/A
Forward Investment Grade Fixed-Income Fund(3), (4)	0.58%	0.33%	0.25%
Forward Large Cap Equity Fund	0.25%	0.25%	N/A
Forward Large Cap Growth Fund(3)	0.67%	0.45%	0.22%
Forward Large Cap Value Fund(3)	0.69%	0.45%	0.24%
Forward Legato Fund(1)	0.60%	0.60%	N/A
Forward Long/Short Credit Analysis Fund(1)	1.22%	1.22%	N/A
Forward Mortgage Securities Fund(3)	0.61%	0.36%	0.25%
Forward Real Estate Fund(1), (5)	0.80%	0.80%	N/A
Forward Select Income Fund(2)	1.00%	1.00%	N/A
Forward Small Cap Equity Fund(1)	1.05%	1.05%	N/A
Forward Small to Mid Cap Fund(3)	1.00%	0.60%	0.40%
Forward Strategic Realty Fund(2)	1.00%	1.00%	N/A
Forward Tactical Growth Fund(1), (6)	1.24%	1.24%	N/A
Forward U.S. Government Money Fund	0.07%	0.07%	N/A

(1)	The Fund pays advisory fees to Forward Management, which in turn pays each sub-advisor a sub-advisory fee, as applicable.
(2)	Forward Management became the Fund’s investment advisor on June 12, 2009. Payment of management fees prior to that date were made to the Fund’s previous investment advisor, Kensington Investment Group, Inc.
(3)	The Fund directly pays each sub-advisor a sub-advisory fee, as applicable.
(4)	Effective May 1, 2009, the Accessor Short-Intermediate Fixed-Income Fund was reorganized into the Accessor Intermediate Fixed-Income Fund and the name of the Accessor Intermediate Fixed-Income Fund was changed to the Accessor Investment Grade Fixed-Income Fund (now known as the Forward Investment Grade Fixed-Income Fund).
(5)	On March 1, 2010, Forward Management assumed all responsibilities with respect to directing the investments of the Forward Real Estate Fund.
(6)	As of December 31, 2009, the Forward Tactical Growth Fund had not operated for a full fiscal year. The Forward Tactical Growth Fund pays Forward Management an annual advisory fee equal to 1.25% of the Fund’s daily net assets. Forward Management pays the sub-advisor an annual sub-advisory fee equal to 0.70% of the Fund’s daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and investment sub-advisory contracts of the Funds is available in the Forward Funds’ annual reports for the most recent fiscal year ended December 31, 2009.

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Management of the Funds

SUB-ADVISORS/PORTFOLIO MANAGERS

The sub-advisor(s) for each Fund manage the assets of the Fund and make decisions with respect to, and place orders for, all purchases and sales of the Fund’s securities, subject to the general supervision of the Board of Trustees and Forward Management and in accordance with the investment objectives, policies, and restrictions of the Fund.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and their ownership of securities in the Fund.

•	Forward Banking and Finance Fund and Forward Growth Fund

Forward Management has engaged the services of Emerald Mutual Fund Advisers Trust (“Emerald”) to act as sub-advisor to the Forward Banking and Finance Fund and Forward Growth Fund. Emerald is located at 1703 Oregon Pike, Suite 101, Lancaster, Pennsylvania 17601. Emerald is a wholly owned subsidiary of Emerald Advisers, Inc., the former investment advisor to these Funds, and is located at the same address as that of Emerald. As of December 31, 2009, Emerald Advisers, Inc. had approximately $2.1 billion in assets under management.

The portfolio managers of the Forward Growth Fund are:

Kenneth G. Mertz II, CFA, is responsible for the day-to-day management of the Fund and makes the final investment decisions for the Fund. Mr. Mertz has been the Chief Investment Officer & President of Emerald since October 1992. Before joining Emerald, Mr. Mertz was the Chief Investment Officer to the Pennsylvania State Employees’ Retirement System. Mr. Mertz has managed the Fund since its inception.

Stacey L. Sears is responsible for the day-to-day management of the Fund. Ms. Sears is Senior Vice President of Emerald Advisers, Inc. and Vice President of Emerald. Ms. Sears was employed by Emerald’s parent company from 1992 to 2001, and from 1995 to 2000, served as a Research Analyst. She became an assistant portfolio manager to Mr. Mertz in 2001. In 2002, Ms. Sears became a Portfolio Manager and was named the portfolio manager of the Fund. Ms. Sears has managed the Fund since January 2002.

Joseph W. Garner is responsible for the day-to-day management of the Fund. Mr. Garner is the Director of Research for Emerald Research, the research arm of Emerald Asset Management, Inc., a position he has held since January 1995. Mr. Garner has been employed by Emerald Advisers, Inc. since April 1994 as an analyst, focusing on small to mid-size firms. He holds an M.B.A. Mr. Garner has managed the Fund since May 2006.

Peter J. Niedland, CFA, is responsible for the day-to-day management of the Fund. Mr. Niedland is a portfolio manager and research analyst, a position he has held since October 2009. Prior to joining Emerald in 2009, Mr. Niedland co-founded NS Investment Partners, LLC in March 2006. From 1993 through 2006, Mr. Niedland worked at Liberty Ridge Capital as a small cap research analyst and portfolio manager. Mr. Niedland has managed the Fund since May 2010.

The Forward Banking and Finance Fund is managed by Kenneth G. Mertz II, CFA, whose biographical information appears above. He has managed the Fund since its inception.

•	Forward Emerging Markets Fund and Forward International Small Companies Fund

Forward Management has engaged the services of Pictet Asset Management Limited (“PAM Ltd”), which is part of Pictet Asset Management (“PAM”), to act as sub-advisor for the Forward Emerging Markets Fund and Forward International Small Companies Fund. PAM Ltd’s address is Moor House, 120 London Wall, London, EC2Y 5ET, United Kingdom. PAM is the institutional business division of Pictet & Cie and includes all of the operating subsidiaries and divisions of Pictet & Cie that carry on institutional asset management. As of December 31, 2009, PAM had approximately $122.5 billion of assets under management, and Pictet & Cie had approximately $243.6 billion of assets under management and administration for institutional and private clients.

The Forward Emerging Markets Fund is team managed and all investment decisions are made jointly by the team. The team members are:

Nidhi Mahurkar, Co-Head, Global Emerging Markets Equities. Ms. Mahurkar joined PAM in May 2001. Ms. Mahurkar has served as the Co-Business Unit Head of the Emerging Markets Team since January 2006. From May 2001 through January 2006 she was a Senior Investment Manager in the Emerging Markets Team. Before joining PAM, Ms. Mahurkar managed Asian equities at Lazard Asset Management and was the industry leader for technology within Lazard’s global emerging markets product (1996-2001). Prior to joining Lazard, Ms. Mahurkar worked with American Express in London. She holds a BA in economics and an MBA from the Indian Institute of Management in Bangalore. Ms. Mahurkar has managed the Fund since May 2001.

Klaus Bockstaller, Co-Head, Global Emerging Markets Equities. Mr. Bockstaller joined PAM in November 2009. Before joining PAM, Mr. Bockstaller was founding partner at Fleming Capital Management, where he managed a Global Equity long/short fund since 2004. Previously, Mr. Bockstaller spent four years at Baring Asset Management as Head of EMEA (long only) and six years at UBS Brinson (co-manager, Eastern Europe). Mr. Bockstaller has managed the Fund since November 2009.

Stephen Burrows, Senior Investment Manager and Product Specialist, Global Emerging Markets Equities. Mr. Burrows joined PAM in February 1997. He has held his current position since October 2004. From January 2002 through October 2004, Mr. Burrows served as Senior Investment Manager in the Regional Equities Team and from 1997 through 2001, he was a Senior Investment Manager with the European Equities Team. Before joining PAM, Mr. Burrows began his investment career in 1987 with a three year training program at Rothschild Asset Management before moving on to become an Investment Manager for European Equities and a member of the Global Asset Allocation Committee. In 1995, he moved to Norwich Union Investment Management as an Investment Manager in the European Equity team. Mr. Burrows is an Associate member of the Society of Investment Professionals. Mr. Burrows has managed the Fund since October 2004.

Jonathan Bell, Senior Investment Manager, Global Emerging Market Equities. Mr. Bell joined PAM in December 2002, Mr. Bell specializes in the Chinese market and in global emerging market telecom and new media. Mr. Bell also manages PAM’s emerging market large cap product. He has held his current position since October 2007. From April 2005 to September 2007, he was an Investment Manager on the Emerging Markets Team and from December 2002 through March 2005, he served as Assistant Fund Manager

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on the Emerging Markets Team. Before joining PAM, he worked as a TMT industry analyst for Pyramid Research, a global consultancy with an emerging markets focus (June 2000 to November 2002). He played a leading role in a variety of financial analysis and due diligence projects and presented at telecommunications conferences throughout the world. Mr. Bell holds an MBA from the Goizueta Business School at Emory University and an MA in International Relations from the Fletcher School of Law & Diplomacy (Harvard/Tufts). He is a team member of the Council on Foreign Relations. Mr. Bell has managed the Fund since May 2007.

The Forward International Small Companies Fund is team managed and all investment management decisions are made jointly by the team. The team members are:

Aylin Suntay, Head and Senior Investment Manager, Small Cap Equities Team. Ms. Suntay joined PAM in October 2001. She has served in her current position as PAM’s Business Unit Head and Senior Investment Manager in the Small Capitalization Equities Team since September 2006. From February 2006 through September 2006, she served as Senior Investment Manager in PAM’s sector teams and EAFE Team. From September 2002 through September 2006, she was a Senior Investment Manager in PAM’s sector teams. From January 2002 through August 2002, Ms. Suntay was Technology Investment Manager for Specialist Equities. Before joining PAM, she worked for Colonial First State in London, first as Head of European Equities and afterwards as Head of Global Media and Consumer Sectors and also worked for Nicholas Applegate Capital Management as a Portfolio Manager in Emerging Markets in California, USA and London, UK. Before Applegate, Ms. Suntay spent four years with Global Securities in Istanbul, Turkey as an equity analyst. Ms. Suntay holds a BSc in Economics from Istanbul University and a Masters in Finance from the London Business School. Ms. Suntay has managed the Fund since September 2006.

Justin Hill, Senior Investment Manager. Mr. Hill joined PAM in October 2001 as a Senior Investment Manager in the Specialist Equities Team, concentrating on the UK and Asia Small Cap markets. Before joining PAM, Mr. Hill spent five years with the UK smaller companies team at Friends Ivory & Sime Asset Management in London and four years at Arthur Andersen. He is a graduate of St. Hugh’s College, Oxford and is a member of the Institute of Chartered Accountants. Mr. Hill has managed the Fund since October 2001.

Michael McLaughlin, Senior Investment Manager. Mr. McLaughlin joined PAM in November 1995 as an Investment Manager in the Specialist Equities Team, responsible for Japan and the Asia-Pacific region. He became a Senior Investment Manager in 1996. His responsibilities cover equity strategy, stock selection and research, as well as asset allocation. Before joining PAM he worked for Provident Mutual, where he was the Japanese Investment Manager and a member of the asset allocation committee. Having graduated from the London School of Economics with a BSc in Industry and Trade, Mr. McLaughlin started his financial career in 1987 with the Central Finance Board of the Methodist Church where he was responsible for Japan and Asia. Mr. McLaughlin has managed the Fund since February 1996.

Oliver Knobloch, Senior Investment Manager. Mr. Knobloch joined Pictet & Cie in May 1993 and PAM in 2002. Mr. Knobloch has served in his current position as Senior Investment Manager, Specialist Equities in the Small Capitalization Equities Team since September 2006. From September 2002 through September 2006, he served as Senior Investment Manager in PAM’s Sector Teams. From January 2002 through September 2002, he served as an Analyst and Fund Manager—Technology Specialist, Private Banking. In addition, Mr. Knobloch managed the PF-Telecom Fund before he took his current position in September 2006. Before joining PAM, Mr. Knobloch was a sell-side analyst following the European Engineering sector at Credit Suisse in Zurich. Before that, he spent three years at SBC in Basel as a sell-side analyst for the Swiss machinery and watch sector. Mr. Knobloch holds a Masters degree in Economics and a CFPI. Mr. Knobloch has managed the Fund since September 2006.

Bill Barker, Senior Investment Manager, Small Cap Team. Mr. Barker joined PAM in November 2007 and is responsible for the UK. Before joining PAM, he worked as a UK Small Caps Manager for Threadneedle Investments (2000-2007) and previously held the same position at HSBC Asset Management (1996-1999) and Lloyds Investment Management (1992-1996). Mr. Barker graduated from Hull University with a BSc in Economics & Econometrics. Mr. Barker has managed the Fund since November 2007.

•	Forward High Yield Bond Fund

Forward Management has engaged the services of First Western Investment Management, Inc. (“First Western”) to act as sub-advisor to the Forward High Yield Bond Fund. First Western is located at 1900 Avenue of the Stars, Suite 900, Los Angeles, California 90067. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the Fund since May 1, 2000. First Western is the principal investment advisory subsidiary of First Western Financial, Inc. First Western has approximately $1.33 billion of assets under management as of December 31, 2009, and First Western Financial, Inc. has approximately $2.9 billion of assets under management as of December 31, 2009.

Steven S. Michaels is responsible for the day-to-day management of the Fund. Mr. Michaels is Managing Director of High Yield at First Western, with 21 years of industry experience and had served as a member of the professional investment staff at FMA for 19 years. Mr. Michaels’ responsibility over the last 16 years include high yield fixed income portfolio management and directing the firm’s credit research. Mr. Michaels has managed the Fund since May 2000.

•	Forward International Equity Fund

Forward Management has engaged the services of Lazard Asset Management LLC (“Lazard”) to act as sub-advisor to the Forward International Equity Fund. Lazard is located at 30 Rockefeller Plaza, New York, NY 10112. Lazard has managed the Fund since December 1, 2008. Lazard is a subsidiary of Lazard Freres & Co., LLC, a global investment bank. Lazard has $116.5 billion in assets under management as of December 31, 2009.

Lazard uses a team approach to managing the Forward International Equity Fund. Paul Moghtader, CFA, serves as the lead portfolio manager and Taras Ivanenko, CFA, Peter Kashanek, Alex Lai, CFA, and Craig Scholl, CFA, serve as back-up portfolio managers. Investment decisions are made jointly by the team.

Paul Moghtader, CFA, Director, Portfolio Manager/Analyst. Mr. Moghtader is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity Team. He began working in the investment field in 1992. Prior to joining Lazard in 2007, Mr. Moghtader was Head of the Global Active Equity Group and a Senior Portfolio Manager at State Street Global Advisors (SSgA) from 1998-2007. At SSgA, Mr. Moghtader was the senior manager responsible for the research and portfolio management of all multiregional active quantitative equity strategies. Previously, Mr. Moghtader was an analyst at State Street Bank. He began his career at Dain Bosworth as a research assistant. Mr. Moghtader has a Master of Management (MM) from Northwestern University and a BA in Economics from Macalester College. Mr. Moghtader has managed the Fund since December 2008.

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Taras Ivanenko, CFA, Senior Vice President, Portfolio Manager/Analyst. Mr. Ivanenko is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity Team. He began working in the investment field in 1995. Prior to joining Lazard in 2007, Mr. Ivanenko was a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2002. Earlier at SSgA, he was a Principal and Senior Application Development Architect in the Equity Systems group. Previously, Mr. Ivanenko was an analyst in Quantitative Research and Trading Systems at Oxbridge Research. He has a Ph.D. in Physics from Massachusetts Institute of Technology and an Engineer-Physicist degree from Moscow Physical-Technical Institute. Mr. Ivanenko has managed the Fund since December 2008.

Peter Kashanek, Senior Vice President, Client Portfolio Manager. Mr. Kashanek is a Client Portfolio Manager on Lazard’s Quantitative Equity Team. He began working in the investment field in 1994. Prior to joining Lazard in 2007, Mr. Kashanek was a Principal and a Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2005-2007. Previously, Mr. Kashanek was an investment analyst in the Institutional Equity Research Group at Bank of Montreal where he focused on global energy companies 2003-2004. Prior to that, he was an Associate in the Global Equity Research Group at Deutsche Bank Securities. Mr. Kashanek also worked at Reliant Energy in Houston as a member of its Corporate Development team. Mr. Kashanek has an MBA with a concentration in Finance from Vanderbilt University and a BA in Government from St. Lawrence University. Mr. Kashanek has managed the Fund since December 2008.

Alex Lai, CFA, Vice President, Portfolio Manager/Analyst. Mr. Lai is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity Team. He began working in the investment field in 2002. Prior to joining Lazard in 2009, Mr. Lai was a Vice President and Quantitative Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2003. Prior to that, Mr. Lai was an investment-banking analyst at Lehman Brothers Asia in Hong Kong. He has a BBA (Hons) in Finance and Accounting from the University of Michigan, Ann Arbor. Mr. Lai has managed the Fund since January 2009.

Craig Scholl, CFA, Director, Portfolio Manager/Analyst. Mr. Scholl is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity Team. He began working in the investment field in 1984. Prior to joining Lazard in 2007, Mr. Scholl was a Principal and a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2000. Previously he was Managing Director of Public Equities for the Virginia Retirement System, where he was responsible for internally and externally managed portfolios. Prior to that, Mr. Scholl was a pension investment manager for two large corporations. He also worked as a consultant with InterSec Research and a vice president in data analytics at Lynch, Jones & Ryan. Mr. Scholl has a BS in Finance and Public Communications from Syracuse University. He is a member of the CFA Institute and the Boston Security Analysts Society. Mr. Scholl has managed the Fund since December 2008.

•	Forward International Fixed Income Fund

Forward Management has engaged the services of Pictet Asset Management SA (“PAM SA”) to act as sub-advisor for the Forward International Fixed Income Fund. PAM SA is located at Route des Acacias 60, 1211 Geneva 73, Switzerland. PAM SA was established in 2005 and is part of PAM, which is the institutional business division of Pictet & Cie. As of December 31, 2009, PAM had approximately $122.5 billion of assets under management. As of December 31, 2009, Pictet & Cie had approximately $243.6 billion of assets under management and administration for institutional and private clients.

The Forward International Fixed Income Fund is team managed. All investment management decisions are made jointly by the team. The team members are:

Sebastien Eisinger, Head, Fixed Income Team. Mr. Eisinger is Head of PAM SA’s Fixed Income business and a member of the Executive Board. Mr. Eisinger joined PAM SA in 1999 as an Investment Manager in charge of quantitative bond analysis. From September 2004 to December 2006, he was a Senior Investment Manager responsible for absolute return products and fixed income solutions. From May 2005 to December 2006, Mr. Eisinger additionally served as Deputy Head of the Fixed Income Team. From December 2006 to August 2007, Mr. Eisinger was Senior Investment Manager and Product Specialist for debt related products for Pictet Asset Management (Japan) Ltd. in Tokyo. Mr. Eisinger holds an MSc in Mathematics and a post-graduate degree in stochastic models from Jussieu University in Paris. Mr. Eisinger has managed the Fund since its inception.

Mickael Benhaim, Head of Global Bonds, Fixed Income Team. Mr. Benhaim joined PAM SA in 2006 as head of Global Bonds. Mr. Benhaim is also a member of PAM SA’s credit and absolute return committee. Immediately before joining PAM SA, Mr. Benhaim was Head of Euro Aggregate Fixed Income for AXA Investment Managers for five years (2001 – 2006). Mr. Benhaim has more than 15 years’ professional experience that includes working at the Dresdner Group (1997-1999, deputy Head of Fixed Income at Dresdner RCM Gestion) and Cadiff Asset Management, part of BNP Paribas Group (2000-2001, Senior Portfolio Manager, Euro Global Fixed Income). Mr. Benhaim holds a MSc in Mathematics and a degree in stochastic models from the University of Paris Jussieu and Paris Pantheon-Sorbonne. Mr. Benhaim has managed the Fund since its inception.

Alexander Baskov, Senior Investment Manager, Fixed Income Team. Mr. Baskov has been a Senior Investment Manager on PAM SA’s Fixed Income Team specializing in high yield bonds since 2005. Mr. Baskov joined the Fixed Income team of PAM SA as a Senior Credit Analyst in 2003. Between 1999 and 2003, Mr. Baskov was in charge of credit research for European industrial high yield issuers for the fund manager RMF Investment Products. Between 1997 and 1999, he was a financial analyst in the project financing group of Nat West Markets in London. Mr. Baskov is a graduate from the Polytechnic University in St. Petersburg, and holds an Executive MBA degree from the HEC Business School in Lausanne. Mr. Baskov has managed the Fund since its inception.

David Bopp, CFA, Investment Manager, Fixed Income Team. Mr. Bopp has been an Investment Manager with responsibility for absolute return products since joining PAM SA in 2004. From 2001 to 2004, Mr. Bopp was a portfolio manager at UBS. Mr. Bopp holds a degree in Economics from the HEC Business School and is a Chartered Financial Analyst. Mr. Bopp has managed the Fund since its inception.

Simon Lue-Fong, Head of Global Emerging Debt, Fixed Income Team. Mr. Lue-Fong joined PAM SA in 2005 as a Senior Investment Manager and Head of Global Emerging Debt with responsibility for investment management, product development and client relations. Before joining PAM SA, he worked for Standard Asset Management (2004-2005) and INVESCO (2000-2003) as a Senior Investment Manager in their respective Emerging Markets Debt teams. Between 1996 and 2000, Mr. Lue-Fong was an Investment Manager and then Head of Emerging Market Debt at Fischer Francis Trees & Watts. Mr. Lue-Fong graduated from Bournemouth University with a BA (Hons) degree in Finance. Mr. Lue-Fong has managed the Fund since its inception.

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•	Forward Investment Grade Fixed-Income Fund

Forward Management has engaged the services of Pacific Investment Management Company LLC (“PIMCO”) to act as sub-advisor for the Forward Investment Grade Fixed-Income Fund. PIMCO is located at 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660. PIMCO has managed the Fund since May 19, 2008. PIMCO has approximately $1.0 trillion in assets under management as of December 31, 2009.

Chris Dialynas is the portfolio manager responsible for the day-to-day investment decisions of the Fund. Mr. Dialynas is a managing director, portfolio manager, and a member of PIMCO’s Investment Committee. He joined PIMCO in 1980 and has been a Managing Director and Senior Portfolio Manager since 1985. Mr. Dialynas has written extensively and lectured on the topic of fixed income investing. He served on the Editorial Board of The Journal of Portfolio Management and was a member of the Fixed Income Curriculum Committee of the Association for Investment Management and Research. He has over thirty years of investment experience and holds a bachelor’s degree in economics from Pomona College, and holds an MBA in finance from The University of Chicago Graduate School of Business. Mr. Dialynas has managed the Fund since May 2008.

•	Forward Large Cap Growth Fund

Forward Management has engaged the services of Smith Asset Management Group, LP (“Smith Group”) to act as sub-advisor for the Forward Large Cap Growth Fund. Smith Group is located at 100 Crescent Court, Suite 1150, Dallas, TX 75201. Smith Group has managed the Fund since September 21, 2007. Founded in 1995, Smith Group has approximately $3.0 billion in assets under management as of December 31, 2009.

The Fund is team-managed. Stephen S. Smith, CFA, John D. Brim, CFA, Royce W. Medlin, CFA, and William Ketterer, CFA, have been jointly and primarily responsible for the day-to-day management of the Fund. As Chief Investment Officer, Stephen S. Smith, CFA, directs the portfolio management team in implementing the investment process he designed. The team employs a process that combines quantitative and traditional research criteria that Stephen S. Smith, CFA has executed for over 25 years.

Stephen S. Smith, CFA, CEO, and Chief Investment Officer, is the founder of Smith Group. Since the firm’s founding in 1995, he has served as both chief executive officer and chief investment officer. He began his investment management career as a portfolio manager with Wachovia Bank in 1976. In 1983 he joined the predecessor to Bank of America, where he held a variety of senior investment management positions. Mr. Smith has managed the Fund since September 2007.

John D. Brim, CFA, Portfolio Manager, joined Smith Group in March 1998. Mr. Brim has been a Senior Portfolio Manager with Smith Group since 2003 and is responsible for equity research within the health care sector. From April 1997 to March 1998, he was a manager within the Institutional Investment Consulting Group of Deloitte & Touche, LLP. From June 1990 to April 1997, he held a variety of positions, including senior client manager, with NationsBank Asset Management in Dallas. Mr. Brim has managed the Fund since September 2007.

Royce W. Medlin, CFA, Portfolio Manager and Director of Portfolio Management, joined Smith Group in January 2006 as a Senior Portfolio Manager. Prior to joining Smith Group, he was President and Portfolio Manager of Belmont Wealth Management where he worked from 2002 to 2005. From 1991 to 2002, he served as a portfolio manager at U.S. Trust in Dallas and Team Bank Trust Investments in Fort Worth. Mr. Medlin has managed the Fund since September 2007.

William Ketterer, CFA, Portfolio Manager, joined Smith Group in January of 2007 as a Senior Portfolio Manager. From March 1999 to January 2007, he served as Senior Vice President and Portfolio Manager with The Private Bank at Bank of America where he managed portfolios for institutions and high net worth individuals. From 1993 to 1999, he worked in corporate development within the healthcare industry. Prior to 1993, he was Vice President and General Manager of a west coast startup. Mr. Ketterer has managed the Fund since September 2007.

•	Forward Large Cap Value Fund

Forward Management has engaged the services of Acadian Asset Management LLC (“Acadian”) to act as sub-advisor for the Forward Large Cap Value Fund. Acadian is located at One Post Office Square, 20th Floor, Boston, MA 02109. Acadian has managed the Fund since March 1, 2007. Acadian has approximately $49 billion of assets under management as of December 31, 2009.

The core equity investment team oversees a single process that produces all core equity portfolios. This team consists of 15 portfolio managers. A lead manager is assigned to monitor adherence to client specific investment objectives.

Constantine P. Papageorgiou, CFA, Vice President, and Portfolio Manager is the lead manager for the Fund. Mr. Papageorgiou has been a portfolio manager with Acadian since August 2006 and is a member of the global research and portfolio management team. Prior to Acadian, Mr. Papageorgiou was with the AlphaSimplex Group in Cambridge, Massachusetts as Vice President, Research Scientist from 2002 to 2006 and was a software engineer at iSpheres Corporation from 2001 to 2002. Mr. Papageorgiou has managed the Fund since March 2007.

Qi Zeng, CFA, Senior Vice President, and Portfolio Manager, is the backup portfolio manager. Ms. Zeng has been a portfolio manager with Acadian since November 2006. Prior to Acadian, Ms. Zeng was the head of the global quantitative research team at State Street Global Markets from 2005 to 2006 and the head of US quantitative strategy at Morgan Stanley from 1999 to 2005. Ms. Zeng has managed the Fund since March 2007.

•	Forward Legato Fund

Investments in the Forward Legato Fund are allocated among three sub-advisors. Each sub-advisor employs its own investment approach and independently manages its portion of the Fund. The sub-advisors manage roughly equal portions of the Fund’s assets. A team of professional portfolio managers employed by each sub-advisor makes investment decisions for the Fund.

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Management of the Funds

Forward Management has engaged the services of Netols Asset Management Inc. (“NAM”) to act as one of the sub-advisors for the Forward Legato Fund. NAM is located at 1045 West Glen Oaks Lane, Suite 202, Mequon, WI 53092. As of December 31, 2009, NAM had assets under management of $924.2 million. Jeffery W. Netols, President and Portfolio Manager, is responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by NAM. Mr. Netols has been the only portfolio manager at Netols since its inception in September 2000. Prior to founding NAM, Mr. Netols was a Portfolio Manager for Putnam Investments. Mr. Netols has managed the portion of the Fund that NAM manages since its inception.

Forward Management has engaged the services of Conestoga Capital Advisors, LLC (“CCA”) to act as one of the sub-advisors for the Forward Legato Fund. CCA is located at 259 N. Radnor-Chester Road, Suite 120, Radnor, PA 19087. As of December 31, 2009, CCA had assets under management of $345.4 million. William C. Martindale, Jr., Managing Partner & Chief Investment Officer, and Robert M. Mitchell, Managing Partner & Portfolio Manager, are responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by CCA. Messrs. Martindale and Mitchell share joint responsibility for management of the Fund. Each manager is responsible for analysis of certain securities, and buy and sell decisions are made on a unanimous basis. Mr. Martindale has been Managing Partner and Portfolio Manager of Conestoga since its inception in March 2001. Mr. Martindale formerly served as CIO of Martindale Andres & Company from 1989 to March 2001. Mr. Mitchell has served as Managing Partner and Portfolio Manager of Conestoga since its inception in March 2001. Mr. Mitchell formerly served as Director of Equity Research and as a Portfolio Manager for Martindale Andres & Company from 1995 to March 2001. Messrs. Martindale and Mitchell have managed the portion of the Fund that CCA manages since its inception.

Forward Management has engaged the services of Riverbridge Partners, LLC (“Riverbridge”) to act as one of the sub-advisors for the Forward Legato Fund. Riverbridge is located at 801 Nicollet Mall, Suite 600, Minneapolis, MN 55402. As of December 31, 2009, Riverbridge had assets under management of $1.73 billion. Each member of the Riverbridge investment team is responsible for both research and portfolio management functions. Mark A. Thompson, Chief Investment Officer, Rick D. Moulton, CFA, Principal and Research Analyst, Dana L. Feick, CFA, Principal, and Research Analyst, Philip W. Dobrzynski, CFA, Principal and Research Analyst are responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by Riverbridge. Mark A. Thompson co-founded Riverbridge Partners in 1987. As Chief Investment Officer, Mr. Thompson is responsible for coordinating the efforts of the investment team and overall portfolio compliance to Riverbridge Partners investment disciplines. Rick D. Moulton, CFA joined Riverbridge Partners in May 1991 and is responsible for securities analysis and company research across all industry sectors. Mr. Moulton is also a client relationship manager for Riverbridge’s institutional clients and intermediaries. Dana L. Feick, CFA joined Riverbridge Partners in January 1992 and is responsible for securities analysis across all industry sectors. Mr. Feick has over 18 years of experience in the financial services industry. Philip W. Dobrzynski, CFA joined Riverbridge Partners in May 1998 and is responsible for securities analysis across all industry sectors. Messrs. Moulton, Thompson, Feick, and Dobrzynski have managed the portion of the Fund that Riverbridge manages since its inception.

•	Forward Long/Short Credit Analysis Fund

Forward Management has engaged the services of Cedar Ridge Partners, LLC (“Cedar Ridge”) to act as sub-advisor for the Forward Long/Short Credit Analysis Fund. Cedar Ridge is located at 45 East Putnam Avenue, Suite 124, Greenwich , CT 06830. As of December 31, 2009, Cedar Ridge had assets under management of $169.7 million.

Alan E. Hart is the Managing Partner and Chief Investment Officer of Cedar Ridge and serves as the Portfolio Manager for the Fund. Mr. Hart is responsible for the day-to-day portfolio management of the Fund and makes the final investment decisions for the Fund. Mr. Hart is responsible for formulation of overall portfolio strategy and implementation of municipal bond portfolio investments. Since May 2004, Mr. Hart has also served as the Portfolio Manager of an unregistered hedge fund. Prior to founding Cedar Ridge in March 2004, he was an investment banker for 21 years specializing in municipal bonds, including “corporate-backed” issues in the airline, airport, electric utility, energy, industrial, and power generation sectors. From 1996-2004, he was a Managing Director at Bear, Stearns & Co. Inc. where he also managed high-yield, structured transactions and advised issuers in private equity and distressed debt situations. From 1986-1996, Mr. Hart was a Vice President and managed the Corporate-Related Group in the Municipal Bond Department at Goldman, Sachs & Co. Prior to joining Goldman Sachs, he spent three years at The First Boston Corporation. He holds an M.B.A. (Finance) from the Columbia University Graduate School of Business and received a B.S. (Business) from California State University, Chico. Mr. Hart has managed the Fund since its inception.

Guy J. Benstead is a Partner and Chief Compliance Officer of Cedar Ridge and serves as a Co-Portfolio Manager for the Fund. Mr. Benstead is responsible for day-to-day portfolio management of the Fund. Mr. Benstead is responsible for portfolio hedging and risk management and implementation of corporate bond and preferred stock portfolio investments. Since March 2005, Mr. Benstead has also served as a Co-Portfolio Manager and Risk Manager of an unregistered hedge fund. Prior to joining Cedar Ridge, Mr. Benstead had an investment banking career that spanned over 22 years, with a specific focus on credit risk in the fixed income markets. From 1991 to 2005 he was a Managing Director in Institutional Fixed Income at Bear, Stearns & Co. Inc. in San Francisco. Prior to joining Bear, Stearns & Co. Inc. in 1991, he was a member of Gruntal & Company’s Institutional Fixed Income Group in San Francisco for one year. He began his career on Wall Street in 1983 with Drexel Burnham Lambert and spent seven years with the firm. He holds an M.B.A. (Finance) from the Columbia University Graduate School of Business and received a B.A. (International Relations) from University of California, Davis. Mr. Benstead has managed the Fund since its inception.

•	Forward Mortgage Securities Fund

Forward Management has engaged the services of BlackRock Financial Management, Inc. (“BlackRock”) to act as sub-advisor for the Forward Mortgage Securities Fund. BlackRock is located at 40 E. 52nd Street, New York, NY 10022. BlackRock or its predecessors have managed the Forward Mortgage Securities Fund since May 18, 1992. Founded in 1988, BlackRock has approximately $3.35 trillion in assets under management as of December 31, 2009.

BlackRock’s Investment Strategy Group has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios. Akiva Dickstein, Managing Director, has been primarily responsible for the day-to-day management and investment decisions for the Fund. While Mr. Dickstein is supported by the Investment Strategy Group, he is responsible for the investment decisions of the Fund. Mr. Dickstein is a member of BlackRock’s Fixed Income Portfolio Management Group and is the lead portfolio manager for dedicated mortgage portfolios. Prior to joining BlackRock in April 2009, Mr. Dickstein spent eight years at Merrill Lynch, where he served as Managing Director and head of the U.S. Rates & Structured Credit Research Group. He was responsible for the team that produced MBS, ABS, CMBS, Treasuries, swaps, and

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interest rate derivatives research. In addition, he developed Merrill’s prepayment models for fixed rate and hybrid MBS. Mr. Dickstein earned a BA degree in economics, summa cum laude, from Yale University in 1990, and an MA degree in physics from Princeton University in 1993. Mr. Dickstein has managed the Fund since April 2009.

•	Forward Small Cap Equity Fund

Forward Management has engaged the services of Hoover Investment Management Co., LLC (“Hoover”) to act as sub-advisor for the Forward Small Cap Equity Fund. Hoover is located at 600 California Street, Suite 550, San Francisco, California 94108. As of December 31, 2009, Hoover had approximately $1.2 billion of assets under management. Irene G. Hoover, CFA, is Hoover’s Chief Investment Officer, the portfolio manager of the Fund, and is the managing member of Hoover. Ms. Hoover has over 30 years of investment management experience. From 1991-1997, Ms. Hoover was Director of Research and a member of the three-person investment committee at Jurika & Voyles, Inc., an investment management firm in Oakland, California. She is a Chartered Financial Analyst and holds a B.A. from Stanford University and an M.A. from Northwestern University. Ms. Hoover has managed the Fund since its inception.

•	Forward Small to Mid Cap Fund

Forward Management has engaged the services of Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) to act as sub-advisor for the Forward Small to Mid Cap Fund. LA Capital is located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025. LA Capital has managed the Forward Small to Mid Cap Fund since June 2008. As of December 31, 2009, LA Capital managed approximately $6.0 billion in assets.

A team of investment professionals manages the Fund. The portfolio management team consists of Thomas D. Stevens, CFA, Hal Reynolds, CFA, David Borger, CFA, Stuart Matsuda, and Christine Kugler.

Thomas Stevens, Chairman and President, is responsible for developing and managing the firm’s resources for research, portfolio management, trading, operations, and relationship management. Hal Reynolds, Chief Investment Officer, chairs the Investment Committee and is responsible for the firm’s investment process. David Borger, Director of Research, is responsible for managing the firm’s research activities. Stuart Matsuda, Director of Trading, and Christine Kugler, Director of Implementation, are responsible for developing the firm’s trading strategies and implementing the trading program. All five members of the portfolio management team are principals of the firm and have been in the positions with LA Capital since the firm’s inception in March 2002. All five members of the portfolio management team also serve on the Investment and Portfolio Review Committees. The Investment Committee is responsible for reviewing investment research in the areas of stock selection, risk management, portfolio construction, trading, and for approving all changes to the investment process. The Portfolio Review committee meets monthly and is responsible for monitoring the risk exposures of each portfolio to ensure compliance with written investment guidelines and the current outlook of the Dynamic Alpha stock selection model. Messers. Stevens, Reynolds, Borger, and Matsuda and Ms. Kugler have managed the Fund since June 2008.

•	Forward Tactical Growth Fund

Forward Management has engaged the services of Broadmark Asset Management, LLC (“Broadmark”) to act as sub-advisor to the Fund. Broadmark is located at 12 East 52nd St., 3rd Floor, New York, New York 10022. As of December 31, 2009, Broadmark had assets under management of approximately $600 million.

The portfolio manager of the Forward Tactical Growth Fund is Christopher J. Guptill. Mr. Guptill is Chief Executive Officer and has been Chief Investment Officer of Broadmark since its inception in 1999. Mr. Guptill has over 30 years of investment experience. He holds a BA in economics from California State University, Chico. Mr. Guptill has managed the Fund since its inception.

COMPARABLE ACCOUNT PRESENTATION FOR THE FORWARD TACTICAL GROWTH FUND

Performance of a comparable account shows you how a substantially similar account managed by Broadmark, sub-advisor to the Forward Tactical Growth Fund, has performed in the past over a longer period of time. It does not show you how the Forward Tactical Growth Fund that is available in this prospectus has performed or will perform.

The returns are asset weighted and calculated monthly. Annual performance figures are computed by linking monthly returns. Monthly market values include income accruals.

Performance information has been provided by Broadmark and is not within the control of Forward Funds. None of the performance or expense information regarding the comparable account has been independently verified by Forward Funds.

The chart below does not show you the performance of the Forward Tactical Growth Fund—it shows the performance of a similar account previously managed by Broadmark.

The Forward Tactical Growth Fund has no calendar year, historical performance to report because it commenced operations on September 14, 2009. The chart shows the historical performance of a U.S. unregistered fund previously managed by Broadmark (the “Comparable Account”). The Comparable Account , which is no longer operational, had an investment objective, policies, and strategies that were substantially similar to those of the Forward Tactical Growth Fund. Other than the Comparable Account, Broadmark did not have discretionary investment management authority during the applicable period over any other account or investment company that has a similar investment objective and strategy as the Forward Tactical Growth Fund.

The performance shows the historical track record of Broadmark and is not intended to imply how the Forward Tactical Growth Fund has performed or will perform. Total returns represent past performance of the Comparable Account and not the Forward Tactical Growth Fund. The Comparable Account was not subject to the investment limitations, diversification requirements and other restrictions of the 1940 Act or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected performance.

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The performance below has been adjusted to reflect the operating expenses of Class C shares of the Forward Tactical Growth Fund excluding acquired fund fees and expenses and dividend expense on short sales which are included in the total returns of the Comparable Account. The performance reflected in the Comparable Account may be calculated differently than the method used for calculating fund performance pursuant to SEC guidelines.

Annual total returns/Average annual total returns for the periods shown. Total returns and expenses are not annualized for periods less than one year. The total returns do not reflect the deduction of the CDSC that would apply for redemptions of Class C shares within one year. If the CDSC was included, total returns would have been lower.

YEAR/PERIOD	COMPARABLE ACCOUNT	S&P 500 INDEX(1)
2009(2)	22.43%	19.26%
2008(3)	1.76%	-37.00%
2007(3)	6.65%	5.49%
2006(3)	9.94%	15.79%
2005(3)	0.59%	4.91%
2004(4)	5.24%	10.86%
1 year(5)	26.05%	-6.91%
3 years(6)	12.66%	-5.43%
Since Inception(7)	8.95%	1.21%

(1)	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index and one of the most widely used benchmarks of U.S. stock performance. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.
(2)	January 1, 2009 through September 30, 2009
(3)	Calendar year ending December 31
(4)	Broadmark began managing the Comparable Account on October 1, 2004. Performance is calculated from October 1, 2004 through December 31, 2004.
(5)	October 1, 2008 through September 30, 2009
(6)	October 1, 2006 through September 30, 2009
(7)	October 1, 2004 through September 30, 2009

PERFORMANCE FEES

The sub-advisors for the Forward Large Cap Growth Fund and Forward Large Cap Value Fund are compensated based, in part, on their performance and each subadvisory agreement contains a fulcrum fee arrangement. A fulcrum fee has two parts, a base fee and a performance fee. In a typical fulcrum fee arrangement, the base fee is the predetermined rate at which the sub-advisor is paid when its net performance is in line with that of the fund’s benchmark. The base fee is adjusted up or down by the performance fee, which is derived by comparing net fund performance versus that of the fund’s benchmark over a rolling twelve-month period, in accordance with predetermined rates of adjustment. In a fulcrum fee arrangement, a sub-advisor is rewarded for outperformance or penalized for underperformance in equal measure. Depending on a fund’s net performance versus its benchmark, the sub-advisor will receive a fee adjustment in accordance with a formula that equates a percentage of out or underperformance to a percentage of fee increases or decreases, respectively. This formula has matching maximum and minimum ranges in which the fees can be adjusted. Also typical of most fulcrum fee arrangements is that there is no adjustment to the base fee in the first twelve months. In addition, most fulcrum fees employ a “null zone” around the base fee, whereby very small differences in performance versus the benchmark will not trigger a fee increase or decrease. The basic idea of a fulcrum fee is that when fund performance is bad, the sub-advisor should sacrifice some of its fee, and when fund performance is good, the fee will increase while still permitting shareholders to reap most of the profit.

Under a fulcrum fee arrangement, it is possible that a fund could pay a sub-advisor more than the base fee, even though the performance of both the fund and the fund’s benchmark is negative. This situation may occur when the decline in the performance of the benchmark is greater than the decline in the fund’s net performance.

Forward Large Cap Growth Fund

The Fund has agreed to pay Smith Group a management fee composed of a monthly base fee (the “Base Fee”) payable at an annual rate of 0.25% of the Fund’s average daily net assets over such month and a performance fee adjustment (the “Performance Fee Adjustment”) based on the average net assets of the Fund over a 12-month rolling period. The Performance Fee Adjustment will be calculated monthly by (i) determining the difference in performance between the Institutional Class shares of the Fund and the S&P 500 Growth Index, the Fund’s benchmark index (the “Performance Difference”); (ii) using the Performance Difference to determine the performance adjustment rate (“Performance Adjustment Rate”); and (iii) applying the Performance Adjustment Rate to the average daily net assets of the Fund during a rolling 12-month comparison period. The Performance Adjustment Rate will increase or decrease proportionately with the Performance Difference. To the extent that the Performance Difference falls within a null zone that is equal to plus 1.00% or minus 1.00%, the Performance Adjustment Rate shall be zero and there shall be no Performance Fee Adjustment. The Performance Adjustment Rate shall not exceed an absolute value of 0.15% and shall be made when the Performance Difference reaches plus or minus 3.50%. Therefore, the minimum possible annual fee payable to Smith Group will be 0.10% and the maximum possible annual fee will be 0.40%.

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Management of the Funds

The chart below illustrates how Smith Group’s fees are calculated. Because of the higher expenses associated with Class A, Class C, and Investor Class, the performance of Institutional Class shares is generally better (although Class Z has lower expenses which may result in higher performance than the Fund’s Institutional Class). Regardless of any differences in performance among different share classes, a Performance Adjustment Rate will be determined using the performance of the Fund’s Institutional Class.

Forward Large Cap Value Fund

The Fund has agreed to pay Acadian a management fee composed of a Base Fee payable at an annual rate of 0.25% of the Fund’s average daily net assets over such month and a Performance Fee Adjustment based on the average net assets of the Fund over a 12-month rolling period. The Performance Fee Adjustment will be calculated monthly by (i) determining the Performance Difference between the Institutional Class shares of the Fund and the S&P 500 Value Index, the Fund’s benchmark index; (ii) using the Performance Difference to determine the Performance Adjustment Rate; and (iii) applying the Performance Adjustment Rate to the average daily net assets of the Fund during a rolling 12-month comparison period. To the extent that the Performance Difference falls within a null zone that is equal to plus 0.75% or minus 0.75%, the Performance Adjustment Rate shall be zero and there shall be no Performance Fee Adjustment. The Performance Adjustment Rate shall not exceed an absolute value of .05% and shall be made when the Performance Difference reaches plus or minus 3.25%. Therefore, the minimum possible annual fee payable to the Money Manager will be 0.20% and the maximum possible annual fee will be 0.30%.

The chart below illustrates how Acadian’s fees are calculated. Because of the higher expenses associated with Class A, Class C and Investor Class, the performance of Institutional Class shares is generally better (although Class Z has lower expenses which may result in higher performance than the Fund’s Institutional Class). Regardless of any differences in performance among different share classes, a Performance Adjustment Rate will be determined using the performance of the Fund’s Institutional Class.

HIRING SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for each of the Funds (except the Forward Banking and Finance Fund and Forward Growth Fund) without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

115

Valuation of Shares

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for each Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV of a Fund (and each class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you buy shares, you pay the NAV per share. When you sell shares, you receive the NAV per share. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to a Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The NAV per share of a Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different classes of shares of the same Fund will differ due to differing class expenses. A Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter markets, and that are freely transferable will be valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts will be valued at either the last available sale price, or at fair value, as discussed below.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available will be valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, Forward Funds receives pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter market and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indexes will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

To the extent that a Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that a Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day

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Valuation of Shares

foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m., Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m., Eastern Time, which approximates the close of the London Exchange.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Forward Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of a Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of certain of a Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Forward Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Forward Funds’ procedures are intended to represent the amount a Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because certain Funds may invest in below investment grade securities and securities of small capitalization companies, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, a Fund may, at times, fair value some or all of its portfolio securities in order to deter such market timing.

Purchasing Shares

HOW TO BUY SHARES

Class A Shares and Class C Shares

You can open an account and make an initial purchase of Class A or Class C shares of the Funds directly from the Funds or through a financial intermediary that has established an agreement with the Funds’ Distributor. Not all Funds or classes of Funds may be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase a Fund or a class of a Fund.

To open an account and make an initial purchase directly with the Funds, you can mail a check (payable to Forward Funds) in the minimum amounts described below, along with a completed and signed Account Application, to Forward Funds, P.O. Box 1345, Denver, CO 80201. To obtain an Account Application, call (800) 999-6809 or download one from www.forwardfunds.com. A completed Account Application must include your valid taxpayer identification number, street address, name, and date of birth. You may be subject to penalties if you falsify information with respect to your taxpayer identification number.

After you have opened an account, you can make subsequent purchases of Class A or Class C shares of a Fund through your financial intermediary or directly from the Funds. To purchase shares directly by mail, send your instruction and a check to the Funds at P.O. Box 1345, Denver, CO 80201.

For certain of the Funds, you also can make subsequent purchases of Class A or Class C shares of a Fund through the Internet. To do so, you must be an existing shareholder of a Fund and your account must be bank ACH active. You may not initially open an account with the Funds via the Internet. To purchase Fund shares online, you must select this option on the account application. You can establish a user ID and password at www.forwardfunds.com by selecting Account Login. If you have questions or problems accessing your account, contact Forward Funds at (800) 999-6809.

For all Funds, requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. For the Forward U.S. Government Money Fund, if the Transfer Agent receives a purchase order for shares of the Forward U.S. Government Money Fund on any business day marked “Same Day Settlement” and the invested monies are received via fedfunds wire before 3:00 p.m., Eastern Time, on the same day, the investor will be entitled to receive that day’s dividend. For all Funds purchase orders not marked “Same Day Settlement,” the Transfer Agent must receive payment for shares by 12:00 p.m., Eastern Time, on the business day following the purchase request.

You also can open an account and make an initial purchase of Class A or Class C shares and subsequent purchases of shares through a financial intermediary that has established an agreement with the Funds’ Distributor.

Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in Class A or Class C shares of a Fund. Financial intermediaries may charge their customers a transaction or service fee. Forward Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

Class B Shares

The Funds no longer offer for sale Class B shares and shareholders are not able to make new or additional investments in Class B shares. Current Class B Shareholders are permitted to: (1) hold their Class B shares until they are converted to Class A shares; (2) exchange their Class B shares for Class B shares of another Forward Fund that offers Class B shares, if any; (3) automatically reinvest dividends in Class B shares; and (4) make additional investments in other share classes of the Forward Funds, subject to pricing and eligibility requirements of those other classes.

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Purchasing Shares

Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in Class B shares of a Fund. Financial intermediaries may charge their customers a transaction or service fee. Forward Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

Class M Shares

Class M shares may only be purchased through asset allocation, wrap fee, and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Funds’ Distributor, and through group retirement plans. These financial intermediaries and group retirement plans will purchase Class M shares at net asset value through an omnibus account arrangement. The use of Class M shares will depend on the structure of the program offered by a particular financial intermediary or the particular group retirement plan.

Class M shares may also be purchased by officers, directors, trustees, and employees of Forward Funds, Forward Management and their affiliates.

Depending upon the terms of the program offered by your financial intermediary, your financial intermediary may charge transaction or service fees in connection with your investment in Class M shares of a Fund. Your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

SHARE CLASSES

Share Classes Offered by each Forward Fund*

FUND	INSTITUTIONAL CLASS	INVESTOR CLASS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS Z
Forward Aggressive Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Balanced Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Banking and Finance Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Emerging Markets Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Frontier Markets Fund	Yes	Yes	No	No	No	No	Yes
Forward Global Infrastructure Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Growth & Income Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Growth Fund	Yes	Yes	Yes	No	Yes	No	No
Forward High Yield Bond Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Income & Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Income Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward International Dividend Fund	Yes	Yes	Yes	No	Yes	No	No
Forward International Equity Fund	Yes	Yes	No	No	Yes	No	Yes
Forward International Fixed Income Fund	Yes	Yes	No	No	Yes	No	No
Forward International Real Estate Fund	Yes	Yes	Yes	Yes	Yes	No	No
Forward International Small Companies Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Investment Grade Fixed-Income Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Large Cap Equity Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Large Cap Growth Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Large Cap Value Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Legato Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Long/Short Credit Analysis Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Mortgage Securities Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Real Estate Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Select Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Small Cap Equity Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Small to Mid Cap Fund	Yes	Yes	No	No	Yes	No	Yes

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FUND	INSTITUTIONAL CLASS	INVESTOR CLASS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS Z
Forward Strategic Alternatives Fund	Yes	Yes	No	No	No	No	Yes
Forward Strategic Realty Fund	Yes	Yes	Yes	Yes	Yes	No	No
Forward Tactical Growth Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward U.S. Government Money Fund	Yes	Yes	Yes	No	Yes	No	Yes

*	Not all Funds or Fund share classes listed herein are made available pursuant to this prospectus. Not all Funds or Fund share classes are available in every state.

When you purchase shares of a Fund, you must choose a share class. Each share class of a Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The Funds contained in this prospectus also offer additional classes of shares pursuant to separate prospectuses. Information on such other share classes can be requested by calling (800) 999-6809. When you purchase shares of a Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include

•	How long you expect to own the shares
•	How much you intend to invest
•	Total expenses associated with owning shares of each class
•	Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Minimum Initial Investment Amount per Fund for Class A Shares and Class C Shares

•	$2,000 for accounts enrolled in eDelivery

•	$2,000 for Coverdell Education Savings accounts

•	$500 for Automatic Investment Plan accounts

•	$4,000 for all other accounts

Subsequent investments for each Fund must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

Automatic Investment Plan for Class A Shares and Class C Shares

Forward Funds offers an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Forward Funds. The minimum initial investment amount is $500 and minimum subsequent investments are $100 per Fund. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call (800) 999-6809 if you would like more information.

Minimum Investment Amount per Fund for Class M Shares

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

Class M—Minimum Account Size:

Forward Funds reserves the right to redeem shares in the account of any financial intermediary for their then-current value (which will be promptly paid to the financial intermediary), if, due to redemption by the financial intermediary, the account does not have a value of at least $500,000 of Class M shares of one or more Funds within one year from the date of initial purchase of Class M shares of a Fund by a financial intermediary. A financial intermediary will receive advance notice of a redemption and will be given at least 30 days to bring the value of the account up to at least $500,000.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

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Purchasing Shares

SALES CHARGES

•	Class A Shares

For all Funds except the Forward Income Allocation Fund and the Forward U.S. Government Money Fund, the maximum sales charge on the purchase of Class A shares is 5.75% of the offering price. The offering price is the NAV per share plus the applicable front-end sales charge. The current sales charges are:

	SALES CHARGE AS A PERCENTAGE OF:		DEALER’S CONCESSION (AS A % OF OFFERING PRICE)
DOLLAR AMOUNT INVESTED	OFFERING PRICE	NAV
Less than $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999.99	5.00%	5.26%	4.25%
$50,000 to $99,999.99	4.50%	4.71%	3.75%
$100,000 to $249,999.99	3.50%	3.63%	2.75%
$250,000 to $499,999.99	2.50%	2.56%	2.00%
$500,000 to $749,999.99	2.00%	2.04%	1.60%
$750,000 to $999,999.99	1.50%	1.52%	1.20%
$1,000,000 & Above	0.00%	0.00%	up to 0.50%

For the Forward Income Allocation Fund, the maximum sales charge on the purchase of Class A shares is 4.75% of the offering price. The offering price is the NAV per share plus the applicable front-end sales charge. The current sales charges for the Forward Income Allocation Fund are:

	SALES CHARGE AS A PERCENTAGE OF:		DEALER’S CONCESSION (AS A % OF OFFERING PRICE)
DOLLAR AMOUNT INVESTED	OFFERING PRICE	NAV
Less than $100,000	4.75%	4.99%	4.00%
$100,000 – $249,999	4.00%	4.17%	3.25%
$250,000 – $499,999	3.00%	3.09%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.50%
$1 million or more	0.00%	0.00%	up to 0.50%

For the Forward U.S. Government Money Fund, you will not pay an initial sales charge on direct purchases of Class A shares. However, should you exchange or transfer out of the Class A shares of the Forward U.S. Government Money Fund into Class A shares of another Fund, you will be subject to an initial sales charge upon the transfer or exchange.

If your account value, including the amount of your current investment, totals $1 million or more, you will not pay a front-end sales charge on the current investment amount. The Distributor may pay the selling financial intermediary up to 0.50% of the offering price. However, if you sell these shares (for which you did not pay a front-end sales charge) within eighteen months of purchase, you will pay a contingent deferred sales charge (“CDSC”) of 0.50%. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The Funds will use the first-in, first-out (FIFO) method to determine the eighteen-month holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of Class A shares not subject to a sales charge held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than eighteen months, using the anniversary date of a transaction to determine the “eighteen-month” mark. As an example, shares purchased on December 1, 2009 would be subject to the CDSC if they were redeemed on or prior to June 1, 2011. On or after June 2, 2011, they would not be subject to the CDSC. The CDSC primarily goes to the Distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

Class A shares acquired by reinvestment of dividends are not subject to the CDSC. CDSC waivers are available in certain circumstances. For information regarding waivers, please see “Waiver of CDSC” below.

•	Reduced Sales Charge for Class A Shareholders

As noted in the table above, discounts (“breakpoints”) are available for larger purchases. There are several ways for shareholders to reach a higher discount level and qualify to pay a lower sales charge. Shareholders may qualify by combining current and past purchases in any of the Class A shares of the Forward Funds. To determine whether or not a reduced initial sales charge applies to a proposed purchase, we take into account not only the money that is invested upon such proposed purchase, but also the value of all Class A shares of the Forward Funds that we currently have associated with you, calculated at their historical cost and/or offering price.

You can minimize sales charges in any of the following ways:

1.	Increase your initial Class A investment amount to reach a higher discount level.

2.	Right of Accumulation. Add to an existing Class A shareholder account so that the current offering price value (or if greater, the amount of the initial purchase less any redemptions) of the total combined holdings in Class A reaches a higher discount level. Shares of the Forward U.S. Government Money Fund are excluded.

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3.	Letter of Intent. Inform the Funds that you wish to sign a non-binding Letter of Intent to purchase an additional value of Class A shares over a 13-month period at a level that would entitle you to a higher discount level. Shares of the Forward U.S. Government Money Market Fund are excluded.

4.	Combined Purchase Privilege. Combine the following investor accounts to qualify for a reduced sales charge:

(a)	An individual or “company,” as defined in Section 2(a)(8) of the 1940 Act (which includes corporations that are corporate affiliates of each other, but does not include those companies in existence less than six months or which have no purpose other than the purchase of shares of the Fund or other registered investment companies at a discount);

(b)	An individual, his or her spouse, and children under age 21, purchasing for his, her or their own account;

(c)	A single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or

(d)	A single purchase for the employee benefit plans of a single employer.

To qualify for the Combined Purchase Privilege or to obtain the Right of Accumulation, when each such purchase is made, the investor or financial intermediary must provide us with sufficient information to verify that the purchase qualifies for the privilege or discount. Because breakpoint eligibility may be determined based on historical cost, you should retain any records necessary to substantiate those costs in cases where the Funds, their transfer agent, and financial intermediaries do not maintain this information.

It may be necessary for an investor to provide the following information or records to a Fund or his or her financial intermediary in order to verify his or her eligibility for a breakpoint discount: (a) information or records regarding shares of the Fund or other Funds held in all accounts (e.g., retirement accounts) of the investor at the financial intermediary; (b) information or records regarding shares of the Fund or other Forward Funds held in any account of the shareholder at another financial intermediary; and (c) information or records regarding shares of the Fund or other Funds held at any financial intermediary by related parties of the investor, such as members of the same family or household. If an investor fails to identify necessary breakpoint information, the investor may not receive the breakpoints that would otherwise be available.

•	Reinstatement Privilege for Class A Shares

An investor who has sold Class A shares of a Fund may, upon prompt written notification to Forward Funds, reinvest the proceeds of such sale in Class A shares of any of the Forward Funds within 120 days of the sale, and any such reinvestment will be made at the Fund’s then-current net asset value, so that no sales charge will be levied. Investors should call the Forward Funds for additional information prior to exercising this privilege.

By exercising this reinstatement privilege, the investor does not alter the federal income tax treatment of any capital gains realized on the previous sale of shares of a Fund, but to the extent that any shares are sold at a loss and proceeds are reinvested in shares of the Fund, some or all of the loss may be disallowed as a deduction. Please contact your tax advisor for more information concerning tax treatment of such transactions.

•	Waiver of Initial Sales Charges for Class A Shares

A Fund may waive the imposition of sales charges on investor purchases of Class A shares of the Fund under certain circumstances and conditions, including shares purchased by:

•	Officers, directors, trustees, and employees of Forward Funds, Forward Management, sub-advisors, and their respective affiliates.
•	ReFlow, which is a program designed to provide a liquidity source for mutual funds experiencing redemptions of their shares.
•	Registered representatives and employees of financial intermediaries with a current selling agreement with the Distributor or Forward Management and their affiliates.
•	Clients of financial intermediaries using Forward Funds in fee-based investment products under a signed agreement with the Distributor or Forward Management.
•	Accounts managed by registered investment advisers or bank trust departments.
•	Employees of designated asset management firms, other service providers, and their affiliates.
•	Immediate family members of all such persons as described above.
•	Certain qualified plans, including pension funds, endowments, and other institutional funds.
•	Financial intermediary supermarkets and fee-based platforms.

•	Class B Shares

If you sell your Class B shares before the 6th anniversary of their purchase, you will have to pay a CDSC at the time of redemption. The CDSC will be based upon the lower of the net asset value at the time of purchase or the net asset value at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

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The CDSC is imposed according to the following schedule:

Years Since Purchase	CDSC

1	5.00%
2	4.00%
3	3.00%
4	3.00%
5	2.00%
6	1.00%
7	0.00%

If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically, shares held for the longest time).

•	Conversion Feature—Class B Shares

•	Class B shares automatically convert to Class A shares of a Fund after 8 years on the 3rd business day of the month in which they were originally purchased.
•

After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares, which will increase your investment return compared to the Class B shares.

•	You will not pay any sales charge or fees when your shares convert, nor will the transaction give rise to any taxable event.

•	Class C Shares

There is no sales charge on the purchase of Class C shares. The offering price is the net asset value per share. The maximum purchase amount for the Class C shares is $999,999.99. Purchasers of $1 million or more in shares of a Fund will not be able to purchase Class C shares of a Fund. Depending on each investor’s specific situation, Class C shares may have a higher expense ratio and pay lower dividends than other share classes offered by the Fund because the distribution and service fee for the Class C shares are higher than the distribution and service fee for other share classes (if applicable). Furthermore, the length of the holding period for the deferred sales charge for Class C shares (as discussed below) may differ from the length of the deferred sales charge holding period for other share classes offered by the Fund (if applicable). You should speak with your financial advisor to help you decide which share class is best for you.

The Fund’s Distributor pays 1.00% of the amount invested to financial intermediaries who sell Class C shares of the Fund. Investors purchasing Class C shares pay a contingent deferred sales charge (“CDSC”) of 1% if such shares are held for less than one year. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The CDSC primarily goes to the Fund’s Distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

The Fund will use the first-in, first-out (FIFO) method to determine the holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of shares held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than one year, using the anniversary date of a transaction to determine the “one year” mark. As an example, shares purchased on December 1, 2009 would be subject to the CDSC if they were redeemed on or prior to December 1, 2010. On or after December 2, 2010, they would not be subject to the CDSC.

Class C shares acquired by reinvestment of dividends are not subject to the CDSC. CDSC waivers are available in certain circumstances. For information regarding waivers, please see “Waiver of CDSC” below.

•	Waiver of CDSC

A Fund may waive the imposition of a CDSC on redemptions of Class A, Class B or Class C shares of the Fund under certain circumstances and conditions, including without limitation the following:

•

Redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•

Redemptions made through a Systematic Withdrawal Plan, limited to 10% per year of the account value at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested.

•

Required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Internal Revenue Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Funds.

•	Forced redemptions made by the Funds of shares held by shareholders whose account has a value of less than $100.
•	Redemptions made by ReFlow.
•	Redemptions in cases of natural disaster affecting shareholders.

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If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify Forward Funds prior to the redemption request to ensure your receipt of the waiver. Please call (800) 999-6809 for additional information.

Certain Defined Contribution Plans: Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more and with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the Forward Funds, may invest with no sales charge and are not subject to a CDSC. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets. Retirement and benefit plans include qualified and nonqualified retirement plans, deferred compensation plans, and certain other retirement, savings or benefit plans, excluding traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPS, SARSEPS, SIMPLE IRAs, and individual 403(b) plans.

EXCHANGE PRIVILEGE

Exchanges of Class A, Class B, and Class C Shares for the Same Class Shares of Any Other Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Class A, Class B or Class C shares of any Fund for the same class shares of any other Fund, or, with the exception of Class B shares, a money market fund. Please check with Forward Funds to determine which money market funds are available.

There are generally no fees for exchanges, but an exchange of shares between Funds is technically a sale of shares in one Fund followed by a purchase of shares in another Fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Class A shares of a Fund initially purchased subject to a front-end sales load may generally be exchanged for Class A shares of another Fund without the payment of an additional front-end sales load. If you exchange Class A shares of a Fund for Class A shares of another Fund that is subject to a higher front-end sales load, you will be charged the difference between the two sales loads. If the front-end sales load was waived for your initial purchase of Class A shares, you may be subject to the imposition of a front-end sales load upon exchanging into Class A shares of another Fund. If you purchased Class A shares subject to a sales load, you will not be reimbursed the sales load upon exchange of the shares to another Fund.

If your Class A, Class B or Class C shares are subject to a CDSC, and you exchange them for Class A, Class B or Class C shares subject to a CDSC, the shares will be subject to the higher applicable CDSC of the two classes and, for purposes of calculating CDSC rates, will be deemed to have been held since the date the shares being exchanged were initially purchased.

Shareholders should read the prospectus for any other Fund into which they are considering exchanging.

Exchanges of Class A, Class B or Class C Shares for a Different Class within the Same Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Class A, Class B, and Class C shares for Investor Class, Institutional Class or Class M shares of the same Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Class A, Class B, and Class C shares subject to a CDSC will be charged the applicable CDSC upon exchange for Institutional Class or Investor Class shares.

If you purchased Class A shares subject to a sales load, you will not be reimbursed the sales load upon exchange of the shares to another Class in the same Fund.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

Exchanges of Class A or Class C Shares of the Forward U.S. Government Money Fund for Class Z shares of the Forward U.S. Government Money Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange your Class A and Class C shares of the Forward U.S. Government Money Fund for Class Z shares of the Forward U.S. Government Money Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Class A and Class C Class shares subject to a CDSC will be charged the applicable CDSC upon exchange for Class Z shares of the Forward U.S. Government Money Fund.

If you purchased Class A shares subject to a sales load, you will not be reimbursed the sales load upon exchange of the shares to another Class in the same Fund.

Shareholders should read the prospectus for Class Z shares of the Forward U.S. Government Money Fund into which they are considering exchanging.

Exchanges of Class M Shares for the Same Class Shares of Any Other Fund

Subject to such limitations as may be imposed by the Trust, you may exchange your Class M shares of any Fund for Class M shares of any other Fund, if available, by having your financial intermediary process your exchange request. There are generally no fees for exchanges, but an exchange of shares between Funds is technically a sale of shares in one Fund followed by a purchase of shares in another Fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Shareholders should read the prospectus for any other Fund into which they are considering exchanging.

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Exchanges of Class M Shares for Investor Class Shares within the Same Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange your Class M shares of any Fund for Investor Class shares of the same Fund, if available, by having your financial intermediary process your exchange request. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

General Information about Exchanges

Shares of one Fund or class may be exchanged for shares of another Fund or class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Fund or class. Your exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in good order, it cannot be revoked by you. Exchanges into another Fund and/or class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholders exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this prospectus.

Not all Funds or Fund classes may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

Please contact your financial intermediary if you are considering an exchange of your Class M shares of a Fund.

PRICING OF FUND SHARES

When you purchase shares, you will pay the NAV (plus any applicable sales load) that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that Business Day’s closing price must be settled between the financial intermediary and you.

Purchases of shares of a Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Funds.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a matter of policy, Forward Funds requires that all individual shareholders be a U.S. citizen or resident alien. U.S. citizens holding shares of the Forward Funds who subsequently move out of the U.S. are permitted to hold and redeem shares, but are not permitted to purchase shares while residing outside of the U.S.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name
•	Date of birth (for individuals)
•	Residential or business street address in the U.S. (post office boxes are permitted for mailing only)
•	Social Security number or taxpayer identification number

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

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Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Forward Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDELIVERY—Class A, Class B and Class C Shares

eDelivery allows you to receive your quarterly account statements, transaction confirmations, tax forms, and other important information concerning your investment in Forward Funds online. Select this option on your account application to receive email notifications when quarterly statements, confirmations, or tax forms are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (800) 999-6809 or visit www.forwardfunds.com. The minimum initial investment for accounts enrolled in eDelivery is $2,000.

ONLINE ACCOUNT ACCESS—Class A, Class B and Class C Shares

Shareholders can opt to access their account information online. You must select this option on your account application or go online to register. To set up online access, go to www.forwardfunds.com, select Account Login and obtain a user id and password. If you have questions, or problems accessing your account, contact Forward Funds at (800) 999-6809.

OTHER INFORMATION—Class A, Class B and Class C Shares

The issuance of shares is recorded electronically on the books of Forward Funds. You will receive a confirmation and a quarterly account statement reflecting each new transaction in your account. Your quarterly statements will show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Funds will not be issued.

Forward Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Due to the relatively high cost of handling small investments, Forward Funds reserve the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account has a value of less than $100 in a Fund, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $100 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

Forward Funds reserves the right to refuse any request to purchase shares.

ACCOUNT STATEMENTS AND OTHER INFORMATION—Class M Shares

You will receive your quarterly account statements, transaction confirmations, and other important information concerning your investment in Class M shares of the Funds from your financial intermediary. Your financial intermediary can provide you with additional information, including online account access (if available).

The issuance of shares is recorded electronically on the books of Forward Funds. Certificates representing shares of the Funds will not be issued.

Redeeming Shares

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in good order by the Funds’ Distributor, Forward Funds or their agent, and subject to any applicable CDSC. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Forward Funds intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

For all Funds, requests must be received prior to the close of NYSE, normally 4:00 p.m., Eastern Time. If the Transfer Agent receives a redemption request in good order from a shareholder of the Forward U.S. Government Money Fund by 3:00 p.m., Eastern Time, marked “Same Day Settlement”, the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the Forward U.S. Government Money Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day. Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Payment will ordinarily be made within seven days of the request as set out in the current payment instruction on file for a shareholder’s account.

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HOW TO REDEEM SHARES

Neither the investment advisor, the Distributor, the Transfer Agent, Forward Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, written or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Forward Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

Class A, Class B and Class C Shares

•	By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Forward Funds in order to add this option. The maximum amount that an individual investor may redeem by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record, wired or sent via ACH to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by Forward Funds.

•	By Mail

To redeem by mail, you must send a written request for redemption to Forward Funds, P.O. Box 1345, Denver, CO 80201. The Fund’s Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption is payable to the shareholder(s) of record, (2) the redemption is delivered to the shareholder(s) at the address of record or current banking instructions on file (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

•	By Systematic Withdrawal

You may elect to have annual or monthly electronic transfers ($100 minimum) made to your bank account from your Forward Funds account. Your Forward Funds account must have a minimum balance of $100 and automatically have all dividends and capital gains reinvested. If the balance of your account falls below $100, the systematic withdrawal will be terminated, and you must resubmit your request in writing to have the privilege reinstated. The transfer will be made on the day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

•	Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Forward Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

Class M Shares

You may only redeem your Class M shares by having your financial representative process your redemption. Your financial representative will be responsible for furnishing all necessary documents to the Funds and may charge you for this service.

PAYMENTS OF REDEMPTION PROCEEDS

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Forward Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Forward Funds cannot sell shares or accurately determine the value of assets, or if the SEC orders Forward Funds to suspend redemptions or delay payment of redemption proceeds, or to the extent permitted by applicable laws and regulations.

Class A, Class B and Class C Shares

At various times, Forward Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. Forward Funds intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire or ACH transfer. Forward Funds intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

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•	By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201.

•	By ACH Transfer

You can arrange for the proceeds of a redemption to be sent by ACH to a single previously designated bank account if you have given authorization for ACH redemption on your Forward Funds Account Application.

•	By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for wire redemption on your Forward Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by Forward Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Forward Funds for up to seven days if Forward Funds deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Forward Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Forward Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

Class M Shares

Please contact your financial intermediary for additional information regarding the payment of redemption proceeds.

Policies Concerning Frequent Purchases and Redemptions

The Funds do not accommodate short-term or excessive trading that interferes with the efficient management of a Fund, significantly increases transaction costs or taxes, or may harm a Fund’s performance. The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring (which may take into account transaction size), and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective, and involve a significant degree of judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. These frequent trading policies may be amended in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If the Funds believe that a shareholder of a Fund has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Funds may, in their sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ frequent trading policies. Although they attempt to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Funds have adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

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Distribution and Shareholder Services Plans

Distribution Plans

Forward Funds has adopted distribution plans under Rule 12b-1 (each a “Plan” and collectively, the “Plans”) for Class A, Class B, and Class C shares of the Funds that allow each Fund to pay for the sale and distribution of its shares. A Fund may make payments under a Plan for the purpose of financing any activity primarily intended to result in the sale of its shares. In addition, payments under a Plan may be made to banks and their affiliates and other financial intermediaries, including broker-dealers, for the provision of administrative, and/or shareholder services for Fund shareholders.

Under the Plans, a Fund may pay one or more persons or entities a fee up to the following annual rates for service rendered and expenses borne in connection with the provision of distribution, administrative and/or shareholder services with respect to Class A, Class B, and Class C shares of a Fund:

	ANNUAL RATE (EXPRESSED AS A PERCENTAGE OF THE FUND’S AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO THE NOTED CLASS OF SHARES)*
FUND NAME	CLASS A	CLASS B	CLASS C
Forward Aggressive Growth Allocation Fund	0.35%	N/A	0.75%
Forward Balanced Allocation Fund	0.35%	N/A	0.75%
Forward Banking and Finance Fund	0.35%	N/A	0.75%
Forward Emerging Markets Fund	N/A	N/A	0.75%
Forward Global Infrastructure Fund	0.35%	0.75%	0.75%
Forward Growth & Income Allocation Fund	0.35%	N/A	0.75%
Forward Growth Allocation Fund	0.35%	N/A	0.75%
Forward Growth Fund	0.35%	N/A	0.75%
Forward High Yield Bond Fund	N/A	N/A	0.75%
Forward Income & Growth Allocation Fund	0.35%	N/A	0.75%
Forward Income Allocation Fund	0.25%	N/A	0.75%
Forward International Dividend Fund	0.35%	N/A	0.75%
Forward International Equity Fund	N/A	N/A	0.75%
Forward International Fixed Income Fund	N/A	N/A	0.75%
Forward International Real Estate Fund	0.35%	0.75%	0.75%
Forward International Small Companies Fund	0.35%	N/A	0.75%
Forward Investment Grade Fixed-Income Fund	N/A	N/A	0.75%
Forward Large Cap Equity Fund	0.35%	N/A	0.75%
Forward Large Cap Growth Fund	N/A	N/A	0.75%
Forward Large Cap Value Fund	N/A	N/A	0.75%
Forward Legato Fund	0.35%	N/A	0.75%
Forward Long/Short Credit Analysis Fund	N/A	N/A	0.75%
Forward Mortgage Securities Fund	N/A	N/A	0.75%
Forward Real Estate Fund	0.35%	N/A	0.75%
Forward Select Income Fund	0.35%	0.75%	0.75%
Forward Small Cap Equity Fund	0.35%	N/A	0.75%
Forward Small to Mid Cap Fund	N/A	N/A	0.75%
Forward Strategic Realty Fund	0.35%	0.75%	0.75%
Forward Tactical Growth Fund	0.35%	N/A	0.75%
Forward U.S. Government Money Fund	0.25%	N/A	0.75%

*	A Rule 12b-1 distribution plan has not been adopted for Class M shares.

Payments available under the Plans may exceed amounts received by broker-dealers or other financial intermediaries in connection with the sale of the Fund’s shares.

Because these 12b-1 fees are paid out of assets attributable to each Fund’s Class A, Class B, and Class C shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

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Distribution and Shareholder Services Plans

Each of the Plans recognizes that Forward Management may use its management or administrative fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder services in the form of cash, or if permitted, non-cash payments.

Shareholder Services Plans

Forward Funds has adopted shareholder services plans (each a “Shareholder Services Plan” and collectively, the “Shareholder Services Plans”) with respect to Class A, Class B, Class C, and Class M shares of certain Funds. Under the Shareholder Services Plans, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders of each respective class.

Payments under the Shareholder Services Plans are calculated daily and paid monthly, and are not to exceed the following annual rates:

	ANNUAL RATE (EXPRESSED AS A PERCENTAGE OF THE FUND’S AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO THE NOTED CLASS OF SHARES)
FUND NAME	CLASS A	CLASS B	CLASS C	CLASS M
Forward Aggressive Growth Allocation Fund	None	N/A	0.25%	N/A
Forward Balanced Allocation Fund	None	N/A	0.25%	N/A
Forward Banking and Finance Fund	0.20%	N/A	0.25%	N/A
Forward Emerging Markets Fund	N/A	N/A	0.25%	0.10%
Forward Global Infrastructure Fund	0.20%	0.25%	0.25%	0.10%
Forward Growth & Income Allocation Fund	None	N/A	0.25%	N/A
Forward Growth Allocation Fund	None	N/A	0.25%	N/A
Forward Growth Fund	0.20%	N/A	0.25%	N/A
Forward High Yield Bond Fund	N/A	N/A	0.25%	N/A
Forward Income & Growth Allocation Fund	None	N/A	0.25%	N/A
Forward Income Allocation Fund	None	N/A	0.25%	N/A
Forward International Dividend Fund	0.20%	N/A	0.25%	N/A
Forward International Equity Fund	N/A	N/A	0.25%	N/A
Forward International Fixed Income Fund	N/A	N/A	0.25%	N/A
Forward International Real Estate Fund	0.20%	0.25%	0.25%	N/A
Forward International Small Companies Fund	0.20%	N/A	0.25%	0.10%
Forward Investment Grade Fixed-Income Fund	N/A	N/A	0.25%	N/A
Forward Large Cap Equity Fund	0.20%	N/A	0.25%	N/A
Forward Large Cap Growth Fund	N/A	N/A	0.25%	N/A
Forward Large Cap Value Fund	N/A	N/A	0.25%	N/A
Forward Legato Fund	0.20%	N/A	0.25%	N/A
Forward Long/Short Credit Analysis Fund	N/A	N/A	0.25%	0.10%
Forward Mortgage Securities Fund	N/A	N/A	0.25%	N/A
Forward Real Estate Fund	0.20%	N/A	0.25%	N/A
Forward Select Income Fund	0.20%	0.25%	0.25%	0.10%
Forward Small Cap Equity Fund	0.20%	N/A	0.25%	0.10%
Forward Small to Mid Cap Fund	N/A	N/A	0.25%	N/A
Forward Strategic Realty Fund	0.20%	0.25%	0.25%	N/A
Forward Tactical Growth Fund	0.20%	N/A	0.25%	0.10%
Forward U.S. Government Money Fund	None	N/A	0.25%	N/A

Payments available under the Shareholder Services Plans may exceed amounts received by third party service providers for the provision of shareholder services.

Because these shareholder services fees are paid out of assets attributable to each Fund’s Class A, Class B, Class C, and Class M shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

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Distribution and Shareholder Services Plans

Administrative Plan—Forward U.S. Government Money Fund

The Forward U.S. Government Money Fund has adopted a plan (the “Administrative Plan”) with respect to each class of shares currently offered by the Forward U.S. Government Money Fund (except for Class Z shares). Pursuant to the Administrative Plan, the Forward U.S. Government Money Fund will pay Forward Management for certain administrative, informational and support services to investors who may from time to time beneficially own Forward U.S. Government Money Fund shares either directly or through omnibus accounts. The maximum annual amount payable to Forward Management is 0.25% of the average daily net assets of the shares of the Forward U.S. Government Money Fund; provided, however, that the Forward U.S. Government Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for Class A or Class C shares that will be allocated under the Fund’s Rule 12b-1 distribution plan or Shareholder Services Plan.

Additional Payments to Intermediaries

Forward Management or its affiliates may enter into arrangements to make additional payments, also referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. For purposes of these additional payments, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third-party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with either Forward Management or its affiliates.

Revenue sharing arrangements occur when Forward Management or its affiliates agree to pay out of their own resources (which may include legitimate profits from providing advisory or other services to the Funds) cash or other compensation to financial intermediaries, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in each Fund’s Fees and Expenses tables in this prospectus. Such additional payments are generally based on the average net assets of a Fund, assets held over a certain time period by a certain financial intermediary, and/or sales of a Fund’s shares through a particular financial intermediary. Furthermore, such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of a Fund as disclosed in each Fund’s Fees and Expenses tables in this prospectus.

Revenue sharing arrangements may include payments for various purposes, including but not limited to:

•	payments for providing shareholder recordkeeping, processing, accounting, and/or other administrative or distribution services;
•

payments for placement of a Fund on an intermediary’s list of mutual funds available for purchase by its customers or for including a Fund within a group that receives special marketing focus or are placed on a “preferred list”;

•	“due diligence” payments for an intermediary’s examination of a Fund and payments for providing extra employee training and information relating to a Fund;
•	“marketing support fees” for providing assistance in promoting the sale of Fund shares;
•	provision of educational programs, including information and related support materials; and
•

occasional meals and entertainment, tickets to sporting events, nominal gifts, and travel and lodging (subject to the applicable rules and regulations of the Financial Industry Regulatory Authority, Inc.).

A list of the financial intermediaries with which Forward Management or its affiliates has entered into ongoing contractual arrangements with as of January 10, 2010, as described in this section, is contained in the “Additional Payments to Intermediaries” section of the SAI. Forward Management or its affiliates may in the future enter into ongoing contractual arrangements with other financial intermediaries.

Please ask your financial intermediary for more information about these additional payments.

Dividends and Taxes

The following Forward Funds expect to declare and pay dividends of net investment income and capital gain distributions annually, if available:

Forward Banking and Finance Fund	Forward International Small Companies Fund
Forward Emerging Markets Fund	Forward Large Cap Equity Fund
Forward Growth Fund	Forward Legato Fund
Forward International Dividend Fund	Forward Small Cap Equity Fund
Forward International Equity Fund	Forward Tactical Growth Fund

The following Forward Funds expect to declare and pay income dividends semi-annually and capital gains distributions annually, if available:

Forward International Real Estate Fund
Forward Global Infrastructure Fund

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Dividends and Taxes

The following Forward Funds expect to declare and pay income dividends quarterly and capital gain distributions annually, if available:

Forward International Fixed Income Fund	Forward Long/Short Credit Analysis Fund
Forward Aggressive Growth Allocation Fund	Forward Large Cap Value Fund
Forward Growth & Income Allocation Fund	Forward Small to Mid Cap Fund
Forward Growth Allocation Fund	Forward Select Income Fund
Forward Large Cap Growth Fund	Forward Strategic Realty Fund

The following Funds expect to declare and pay income dividends monthly and capital gains distributions annually, if available:

Forward Balanced Allocation Fund	Forward Investment Grade Fixed-Income Fund
Forward High Yield Bond Fund	Forward Mortgage Securities Fund
Forward Income Allocation Fund	Forward Real Estate Fund
Forward Income & Growth Allocation Fund

The following Fund expects to declare daily and pay income dividends monthly and capital gains distributions annually, if available:

Forward U.S. Government Money Fund

Any annual income dividends and/or capital gain distributions are of record and payable in December.

A shareholder will automatically receive all income, dividends, and capital gain distributions in additional full and fractional shares reinvested into their Forward Funds account, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

TAX-EXEMPT INCOME

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. Although a Fund may satisfy the 50% requirement for paying exempt interest dividends, there can be no assurance that any Fund will do so. Further, as discussed below, distributions of a Fund’s other income and gains will be generally includable in the taxable income of a Fund’s investors.

FEDERAL TAXES

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state, and local or foreign tax consequences to you of investing in a Forward Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will generally be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

Dividends attributable to interest are not eligible for the reductions in rates described below. Current tax law (which is scheduled to expire after 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and on certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%;
•	Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends;
•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and
•

Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

•

In the absence of further Congressional action, for calendar years after 2010, the maximum rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

Dividends declared by a Fund in October, November, or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared. Each year, the Funds will send shareholders tax reports detailing the tax status of any distributions for that year.

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Dividends and Taxes

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% (currently scheduled to increase to 31% after 2010) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Please see the SAI for additional tax information.

A Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. For taxable years beginning on or before December 31, 2010, certain distributions of ordinary dividends to a non-corporate shareholder of a Fund may qualify as “qualified dividend income”, provided that they are so designated by the Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at reduced rates to the extent derived from “qualified dividend income” of the applicable Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of a Fund’s shares or an exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction will be subject to federal income tax.

As discussed in the relevant “Fund Summary” section above, certain Funds receive dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce a Fund’s total return. If the amount of taxes withheld by foreign governments is material and certain requirements are met, a Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes, subject to certain limitations.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, each Fund will withhold U.S. Federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund. For Fund taxable years beginning before December 31, 2009, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest related dividends, to the extent such dividends are derived from a Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from interest and from original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. Congress is considering whether to extend the exemption from withholding for properly designated net interest income and qualified short-term gain for one year, but there is no assurance that they will extend the exemption. Each Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% (currently scheduled to increase to 31% after 2010) on taxable dividends, redemption proceeds, and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

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Dividends and Taxes

INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

Certain Funds may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs primarily invest directly in real property and derive income from the collection of rents. Equity REITs may also sell properties that have appreciated in value and thereby realize capital gains. Mortgage REITs invest primarily in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if the REITs comply with Code requirements.

REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT do not qualify for the intercorporate dividends-received deductions and are taxable as ordinary income to the extent of the REIT’s earnings and profits. Distributions in excess of a REIT’s earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. The Forward Select Income Fund intends to, and the other Funds may, include the gross dividends received from such REITs in its distributions to shareholders, and accordingly, a portion of that fund’s distributions may also be designated as a return of capital. REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund to extend the deadline for issuance of Forms 1099-DIV beyond February 15.

Please see the SAI for additional tax information.

Portfolio Holdings Disclosure

Forward Funds discloses all portfolio holdings of each Fund, except for the Forward Long/Short Credit Analysis Fund and Forward Tactical Growth Fund, as of the end of each month on its website at www.forwardfunds.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day). Forward Funds discloses the portfolio holdings of the Forward Long/Short Credit Analysis Fund and Forward Tactical Growth Fund quarterly on its website at www.forwardfunds.com no sooner than one day after such information is filed with the SEC in a publicly available filing.

A description of the Forward Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the SAI.

Householding

To avoid sending duplicate copies of materials to households, Forward Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 999-6809. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

General Information

You can obtain current price, yield, and other performance information on any of the Forward Funds between the hours of 9:00 a.m. and 8:00 p.m., Eastern Time, Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about Forward Funds, write to Forward Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this prospectus and the SAI concerning the offering of the Forward Funds’ shares. We have not authorized anyone to give any information that is not already contained in this prospectus and the SAI. Shares of the Forward Funds are offered only where the sale is legal.

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance and other financial information for the last five years (or since inception, if shorter) of the Funds’ operations. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in each Fund increased (or lost) assuming reinvestment of all dividends and distributions.

Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward Growth Fund, Forward International Dividend Fund, Forward International Fixed Income Fund, Forward International Small Companies Fund, Forward Large Cap Equity Fund, Forward Legato Fund, Forward Long/Short Credit Analysis Fund, Forward Real Estate Fund, Forward Small Cap Equity Fund, and Forward Tactical Growth Fund

Information for the fiscal years ended December 31, 2005 through and including 2009 for these Funds has been audited by PricewaterhouseCoopers, LLP (“PwC”), whose report, along with the Funds’ financial statements, are included in these Funds’ Annual Reports which were filed with the SEC on March 10, 2010 (Accession No. 0001193125-10-052459).

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Financial Highlights

The Forward Banking and Finance Fund and the Forward Growth Fund (the “Predecessor Emerald Funds”) were previously organized as series of a separate legal entity called the HomeState Group, a Pennsylvania common law trust. The Predecessor Emerald Funds were reorganized into series of the Trust effective May 1, 2005, pursuant to an Agreement and Plan of Reorganization. For any period prior to May 1, 2005, the financial highlights table for each Fund relates to the Predecessor Emerald Funds.

The Forward Emerging Markets Fund, Forward International Dividend Fund, Forward International Small Companies Fund, Forward Small Cap Equity Fund, Forward Legato Fund, and Forward Real Estate Fund are successor mutual funds to previously operational funds (the “Predecessor Funds”) which were series of a separate legal entity called Forward Funds, Inc., a Maryland corporation. The Predecessor Funds were reorganized into newly organized series of the Trust effective July 1, 2005, pursuant to an Agreement and Plan of Reorganization. For any period prior to July 1, 2005, the financial highlights table for each Fund relates to the Predecessor Funds.

The Allocation Funds, Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Mortgage Securities Fund, Forward Small to Mid Cap Fund, and Forward U.S. Government Money Fund

Information for the fiscal year ended December 31, 2009 for these Funds has been audited by PwC, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report which was filed with the SEC on March 11, 2010 (Accession No. 0001193125-10-053791). Information for the fiscal years ended December 31, 2005 through and including 2008 for these Funds has been audited by these Funds’ former independent registered public accounting firm.

These Funds are successor mutual funds to previously operational funds (the “Predecessor Accessor Funds”) which were series of a separate legal entity called Accessor Funds, Inc., a Maryland corporation. The Predecessor Accessor Funds were reorganized into series of the Trust effective September 1, 2008, pursuant to an Agreement and Plan of Reorganization. For any period prior to September 1, 2008, the financial highlights table for these Funds relates to the Predecessor Accessor Funds.

Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund

Information for the fiscal year ended December 31, 2009 for these Funds has been audited by PwC, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report which was filed with the SEC on March 10, 2010 (Accession No. 0001193125-10-052459). Information for the fiscal years ended December 31, 2005 through and including 2008 for these Funds has been audited by these Funds’ former independent registered public accounting firm.

These Funds are successor mutual funds to previously operational funds (the “Predecessor Kensington Funds”) which were series of a separate legal entity called The Kensington Funds. The Predecessor Kensington Funds were reorganized into series of the Trust effective June 12, 2009, pursuant to an Agreement and Plan of Reorganization. For any period prior to June 12, 2009, the financial highlights table for these Funds relates to the Predecessor Kensington Funds.

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Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND - CLASS A SHARES
	FOR THE YEARS ENDED DECEMBER 31,(3)
	2009(4)	2008	2007	2006	2005
Net asset value, beginning of year	$11.09	$19.31	$18.66	$16.17	$14.92
Net investment income(1)	0.24	0.02	0.03	0.03	0.01
Net realized and unrealized gain (loss) on investments(1)	2.51	(7.75)	0.96	2.49	1.25
Total from investment operations	2.75	(7.73)	0.99	2.52	1.26
Distributions from net investment income	(0.26)	(0.12)	(0.31)	(0.03)	(0.01)
Distributions from capital gains	—	(0.37)	(0.03)	—	—
Total distributions	(0.26)	(0.49)	(0.34)	(0.03)	(0.01)
Net asset value, end of year	$13.58	$11.09	$19.31	$18.66	$16.17
Total Return(2)	24.80%	(40.66)%	5.30%	15.56%	8.46%
Net assets, end of period (in thousands)	$9,027	$7,587	$12,864	$9,032	$5,589
Ratio of expenses to average net assets	0.71%	0.60%	0.55%	0.61%	0.59%
Ratio of net expenses to average net assets	0.61%	0.60%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	1.90%	0.11%	0.16%	0.12%	0.03%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	2.01%	0.11%	0.16%	0.18%	0.06%
Portfolio turnover rate	39.63%	30.06%	10.36%	10.73%	2.01%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(4)	Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund – Class A was known as the Accessor Aggressive Growth Allocation Fund – A Class.

135

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND - CLASS C SHARES
	FOR THE YEARS ENDED DECEMBER 31,(3)
	2009(4)	2008	2007	2006	2005
Net asset value, beginning of year	$10.78	$18.86	$18.24	$15.89	$14.74
Net investment income (loss)(1)	0.15	(0.08)	(0.09)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments(1)	2.44	(7.55)	0.95	2.43	1.24
Total from investment operations	2.59	(7.63)	0.86	2.35	1.15
Distributions from net investment income	(0.21)	(0.08)	(0.21)	—	—
Distributions from capital gains	—	(0.37)	(0.03)	—	—
Total distributions	(0.21)	(0.45)	(0.24)	—	—
Net asset value, end of year	$13.16	$10.78	$18.86	$18.24	$15.89
Total Return(2)	23.95%	(41.05)%	4.69%	14.79%	7.80%
Net assets, end of period (in thousands)	$7,086	$5,944	$10,144	$7,966	$5,399
Ratio of expenses to average net assets	1.36%	1.25%	1.20%	1.25%	1.24%
Ratio of net expenses to average net assets	1.26%	1.25%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets (excluding expenses paid directly by the advisor)	1.25%	(0.56)%	(0.49)%	(0.55)%	(0.64)%
Ratio of net investment income (loss) to average net assets (including expenses paid directly by the advisor)	1.36%	(0.56)%	(0.49)%	(0.50)%	(0.61)%
Portfolio turnover rate	39.63%	30.06%	10.36%	10.73%	2.01%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(4)	Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund – Class C was known as the Accessor Aggressive Growth Allocation Fund – C Class.

136

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD BALANCED ALLOCATION FUND - CLASS A SHARES
	FOR THE YEARS ENDED DECEMBER 31,(4)
	2009(5)	2008	2007	2006		2005
Net asset value, beginning of year	$12.46	$17.27	$17.13	$15.88		$15.37
Net investment income(1)	0.42	0.36	0.45	0.39		0.30
Net realized and unrealized gain (loss) on investments(1)	2.11	(4.61)	0.26	1.25		0.51
Total from investment operations	2.53	(4.25)	0.71	1.64		0.81
Distributions from net investment income	(0.43)	(0.42)	(0.57)	(0.39)		(0.30)
Distributions from capital gains	—	(0.14)	—	0.00	(3)	—
Total distributions	(0.43)	(0.56)	(0.57)	(0.39)		(0.30)
Net asset value, end of year	$14.56	$12.46	$17.27	$17.13		$15.88
Total Return(2)	20.66%	(25.02)%	4.16%	10.45%		5.37%
Net assets, end of period (in thousands)	$21,999	$19,506	$29,735	$10,820		$6,450
Ratio of expenses to average net assets	0.60%	0.55%	0.54%	0.58%		0.57%
Ratio of net expenses to average net assets	0.52%	0.55%	0.54%	0.55%		0.55%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	3.09%	2.40%	2.57%	2.38%		1.95%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	3.17%	2.40%	2.57%	2.41%		1.97%
Portfolio turnover rate	27.94%	26.31%	23.56%	13.27%		3.20%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	Less than ($0.005) per share
(4)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(5)	Prior to May 1, 2010, the Forward Balanced Allocation Fund – Class A was known as the Accessor Balanced Allocation Fund – A Class.

137

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD BALANCED ALLOCATION FUND - CLASS C SHARES
	FOR THE YEARS ENDED DECEMBER 31,(4)
	2009(5)	2008	2007	2006		2005
Net asset value, beginning of year	$12.45	$17.25	$17.11	$15.86		$15.36
Net investment income(1)	0.35	0.26	0.31	0.28		0.20
Net realized and unrealized gain (loss) on investments(1)	2.09	(4.60)	0.29	1.25		0.51
Total from investment operations	2.44	(4.34)	0.60	1.53		0.71
Distributions from net investment income	(0.35)	(0.32)	(0.46)	(0.28)		(0.21)
Distributions from capital gains	—	(0.14)	—	(0.00)	(3)	—
Total distributions	(0.35)	(0.46)	(0.46)	(0.28)		(0.21)
Net asset value, end of year	$14.54	$12.45	$17.25	$17.11		$15.86
Total Return(2)	19.82%	(25.49)%	3.49%	9.75%		4.64%
Net assets, end of period (in thousands)	$15,548	$12,770	$21,040	$21,272		$16,448
Ratio of expenses to average net assets	1.25%	1.20%	1.18%	1.22%		1.22%
Ratio of net expenses to average net assets	1.17%	1.20%	1.18%	1.20%		1.20%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	2.56%	1.72%	1.77%	1.69%		1.28%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	2.64%	1.72%	1.77%	1.71%		1.30%
Portfolio turnover rate	27.94%	26.31%	23.56%	13.27%		3.20%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	Less than ($0.005) per share.
(4)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(5)	Prior to May 1, 2010, the Forward Balanced Allocation Fund – Class C was known as the Accessor Balanced Allocation Fund – C Class.

138

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD BANKING AND FINANCE FUND - CLASS A
	YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005
Net asset value, beginning of period	$15.39		$19.61	$28.81	$27.61		$27.99		$25.74
Income/(loss) from operations:(b)
Net investment income/(loss)	0.02	(c)	0.08	(0.05)	(0.04)		(0.01)	(c)	(0.06)	(c)
Net realized and unrealized gain/(loss) on investments	(1.76)		(4.28)	(5.86)	2.78		1.49		3.30
Total from Investment Operations	(1.74)		(4.20)	(5.91)	2.74		1.48		3.24
Less distributions:
From net investment income	(0.03)		(0.02)	—	—		—		—
From capital gains	—		—	(3.30)	(1.54)		(1.86)		(0.99)
Total distributions	(0.03)		(0.02)	(3.30)	(1.54)		(1.86)		(0.99)
Redemption fees added to paid in capital	—		—	0.01	0.00	(d)	—		—
Net increase/(decrease) in net asset value	(1.77)		(4.22)	(9.20)	1.20		(0.38)		2.25
Net asset value, end of period	$13.62		$15.39	$19.61	$28.81		$27.61		$27.99
Total Return(e)	(11.29)%		(21.41)%	(20.92)%	9.94%		5.31%	(f)	13.12%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$22,675		$48,460	$64,560	$164,164		$184,550		$183,556
Ratios to average net assets:
Net investment income/(loss)	0.15%		0.36%	(0.14)%	(0.13)%		(0.10)%	(g)	(0.23)%
Operating expenses	1.88%		1.65%	1.69%	1.62%		1.57%	(g)	1.80%
Portfolio turnover rate	43%		61%	29%	34%		15%	(f)	25%

(a)	Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(c)	Per share amounts calculated based on the average shares outstanding during the period.
(d)	Amount represents less than $0.01 per share.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.

139

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD BANKING AND FINANCE FUND - CLASS C
	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005
Net asset value, beginning of period	$14.52	$18.60	$27.71	$26.73		$27.23		$25.23
Income/(loss) from operations:(b)
Net investment loss	(0.19)	(0.19)	(0.29)	(0.22)		(0.10)	(c)	(0.23)	(c)
Net realized and unrealized gain/(loss) on investments	(1.56)	(3.89)	(5.53)	2.74		1.46		3.22
Total from investment operations	(1.75)	(4.08)	(5.82)	2.52		1.36		2.99
Less distributions:
From capital gains	—	—	(3.30)	(1.54)		(1.86)		(0.99)
Total distributions	—	—	(3.30)	(1.54)		(1.86)		(0.99)
Redemption fees added to paid in capital	—	—	0.01	0.00	(d)	—		—
Net increase/(decrease) in net asset value	(1.75)	(4.08)	(9.11)	0.98		(0.50)		2.00
Net asset value, end of period	$12.77	$14.52	$18.60	$27.71		$26.73		$27.23
Total Return(e)	(12.05)%	(21.94)%	(21.43)%	9.44%		5.01%	(f)	12.37%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$16,907	$23,486	$41,441	$111,868		$112,774		$107,804
Ratios to average net assets:
Net investment loss	(0.47)%	(0.30)%	(0.79)%	(0.79)%		(0.75)%	(g)	(0.88)%
Operating expenses	2.49%	2.30%	2.34%	2.27%		2.22%	(g)	2.45%
Portfolio turnover rate	43%	61%	29%	34%		15%	(f)	25%

(a)	Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(c)	Per share amounts calculated based on the average shares outstanding during the period.
(d)	Amount represents less than $0.01 per share.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.

140

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD EMERGING MARKETS FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008(a)		YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
Net asset value, beginning of period	$12.28		$28.51		$23.08	$18.83		$14.21
Income/(loss) from operations:
Net investment income	0.01	(b)	0.38		0.04	0.05		0.27
Net realized and unrealized gain/(loss) on investments	9.33		(16.20)		8.98	5.58		4.61
Total from investment operations	9.34		(15.82)		9.02	5.63		4.88
Less distributions:
From investment income	(0.15)		—		(0.05)	(0.06)		(0.26)
From capital gains	—		(0.41)		(3.55)	(1.34)		—
Total distributions	(0.15)		(0.41)		(3.60)	(1.40)		(0.26)
Redemption fees added to paid in capital	—		—		0.01	0.02		0.00	(c)
Net increase/(decrease) in net asset value	9.19		(16.23)		5.43	4.25		4.62
Net asset value, end of period	$21.47		$12.28		$28.51	$23.08		$18.83
Total Return	76.16%		(55.38)%		38.63%	30.36%		34.36%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$39,864		$14,576		$25,008	$13,336		$8,833
Ratios to average net assets:
Net investment income including reimbursement/waiver	0.04%		1.67%		0.17%	0.26%		2.57%
Operating expenses including reimbursement/waiver	1.77%	(f)	1.72%	(e)	1.69%	1.81%	(d)	1.95%
Operating expenses excluding reimbursement/waiver	2.00%		2.10%		2.09%	2.26%		3.04%
Portfolio turnover rate	120%		214%		121%	102%		62%

(a)	Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.01 per share.
(d)	Effective January 2, 2006, the net expense limitation changed from 1.95% to 1.89%. Effective May 1, 2006, the net expense limitation changed from 1.89% to 1.69%.
(e)	Effective May 1, 2008, the net expense limitation changed from 1.69% to 1.74%.
(f)	Effective May 1, 2009, the net expense limitation changed from 1.74% to 1.79%.

141

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD GLOBAL INFRASTRUCTURE FUND - CLASS A
	YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(b)
Net asset value, beginning of period	$15.35		$27.10		$25.00
Income/(loss) from operations:
Net investment income	0.40		0.44	(c)	0.20	(c)
Net realized and unrealized gain/(loss) on investments	4.08		(11.82)		2.08
Total from investment operations	4.48		(11.38)		2.28
Less distributions:
From investment income	(0.45)		(0.33)		(0.11)
From capital gains	—		(0.04)		(0.07)
Tax return of capital	—		(0.00)	(d)	—
Total distributions	(0.45)		(0.37)		(0.18)
Redemption fees added to paid in capital	0.00	(d)	0.00	(d)	0.00	(d)
Net increase/(decrease) in net asset value	4.03		(11.75)		2.10
Net asset value, end of period	$19.38		$15.35		$27.10
Total Return(e)	29.53%		(42.28)%		9.12%	(f)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$73,490		$62,918		$70,389
Ratios to average net assets:
Net investment income including reimbursement/waiver	2.42%		1.99%		1.53%	(g)
Operating expenses including reimbursement/waiver	1.49%		1.51%		1.49%	(g)
Operating expenses excluding reimbursement/waiver	1.57%		1.69%		1.81%	(g)
Portfolio turnover rate	61%		123%		42%	(f)

(a)	Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.
(b)	From commencement of operations on June 29, 2007.
(c)	Per share numbers have been calculated using the average share method.
(d)	Amount represents less than $0.01 per share.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.

142

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD GLOBAL INFRASTRUCTURE FUND - CLASS B
	YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(b)
Net asset value, beginning of period	$15.30		$27.04		$25.00
Income/(loss) from operations:
Net investment income	0.27		0.27	(c)	0.10	(c)
Net realized and unrealized gain/(loss) on investments	4.05		(11.78)		2.08
Total from investment operations	4.32		(11.51)		2.18
Less distributions:
From investment income	(0.26)		(0.19)		(0.07)
From capital gains	—		(0.04)		(0.07)
Tax return of capital	—		(0.00)	(d)	—
Total distributions	(0.26)		(0.23)		(0.14)
Redemption fees added to paid in capital	0.00	(d)	0.00	(d)	0.00	(d)
Net increase/(decrease) in net asset value	4.06		(11.74)		2.04
Net asset value, end of period	$19.36		$15.30		$27.04
Total Return(e)	28.52%		(42.73)%		8.68%	(f)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,140		$3,708		$4,741
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.66%		1.24%		0.78%	(g)
Operating expenses including reimbursement/waiver	2.24%		2.26%		2.24%	(g)
Operating expenses excluding reimbursement/waiver	2.32%		2.44%		2.56%	(g)
Portfolio turnover rate	61%		123%		42%	(f)

(a)	Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.
(b)	From commencement of operations on June 29, 2007.
(c)	Per share numbers have been calculated using the average share method.
(d)	Amount represents less than $0.01 per share.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.

143

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD GLOBAL INFRASTRUCTURE FUND - CLASS C
	YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(b)
Net asset value, beginning of period	$15.32		$27.04		$25.00
Income/(loss) from operations:
Net investment income	0.28		0.27	(c)	0.10	(c)
Net realized and unrealized gain/(loss) on investments	4.05		(11.78)		2.08
Total from investment operations	4.33		(11.51)		2.18
Less distributions:
From investment income	(0.25)		(0.17)		(0.07)
From capital gains	—		(0.04)		(0.07)
Tax return of capital	—		(0.00)	(d)	—
Total distributions	(0.25)		(0.21)		(0.14)
Redemption fees added to paid in capital	0.00	(d)	0.00	(d)	0.00	(d)
Net increase/(decrease) in net asset value	4.08		(11.72)		2.04
Net asset value, end of period	$19.40		$15.32		$27.04
Total Return(e)	28.54%		(42.76)%		8.72%	(f)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$15,035		$15,369		$23,550
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.66%		1.24%		0.78%	(g)
Operating expenses including reimbursement/waiver	2.24%		2.26%		2.24%	(g)
Operating expenses excluding reimbursement/waiver	2.32%		2.44%		2.56%	(g)
Portfolio turnover rate	61%		123%		42%	(f)

(a)	Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.
(b)	From commencement of operations on June 29, 2007.
(c)	Per share numbers have been calculated using the average share method.
(d)	Amount represents less than $0.01 per share.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.

144

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD GROWTH & INCOME ALLOCATION FUND - CLASS A SHARES
	FOR THE YEARS ENDED DECEMBER 31,(4)
	2009(5)	2008	2007	2006		2005
Net asset value, beginning of year	$11.93	$17.67	$17.44	$15.93		$15.29
Net investment income(1)	0.37	0.30	0.36	0.34		0.26
Net realized and unrealized gain (loss) on investments(1)	2.23	(5.41)	0.39	1.48		0.65
Total from investment operations	2.60	(5.11)	0.75	1.82		0.91
Distributions from net investment income	(0.40)	(0.37)	(0.52)	(0.31)		(0.26)
Distributions from capital gains	—	(0.26)	—	(0.00)	(3)	(0.01)
Total distributions	(0.40)	(0.63)	(0.52)	(0.31)		(0.27)
Net asset value, end of year	$14.13	$11.93	$17.67	$17.44		$15.93
Total Return(2)	22.04%	(29.44)%	4.32%	11.56%		5.97%
Net assets, end of period (in thousands)	$19,428	$20,190	$30,036	$20,836		$20,121
Ratio of expenses to average net assets	0.63%	0.55%	0.53%	0.56%		0.55%
Ratio of net expenses to average net assets	0.53%	0.55%	0.53%	0.55%		0.55%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	2.85%	1.96%	1.98%	1.92%		1.70%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	2.95%	1.96%	1.98%	1.93%		1.70%
Portfolio turnover rate	27.75%	35.22%	18.45%	14.32%		1.95%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	Less than ($0.005) per share
(4)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(5)	Prior to May 1, 2010, the Forward Growth & Income Allocation Fund – Class A was known as the Accessor Growth & Income Allocation Fund – A Class.

145

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD GROWTH & INCOME ALLOCATION FUND - CLASS C SHARES
	FOR THE YEARS ENDED DECEMBER 31,(4)
	2009(5)	2008	2007	2006		2005
Net asset value, beginning of year	$11.91	$17.64	$17.42	$15.91		$15.27
Net investment income(1)	0.29	0.20	0.23	0.22		0.16
Net realized and unrealized gain (loss) on investments(1)	2.22	(5.40)	0.40	1.50		0.65
Total from investment operations	2.51	(5.20)	0.63	1.72		0.81
Distributions from net investment income	(0.31)	(0.27)	(0.41)	(0.21)		(0.16)
Distributions from capital gains	—	(0.26)	—	(0.00)	(3)	(0.01)
Total distributions	(0.31)	(0.53)	(0.41)	(0.21)		(0.17)
Net asset value, end of year	$14.11	$11.91	$17.64	$17.42		$15.91
Total Return(2)	21.20%	(29.86)%	3.60%	10.88%		5.32%
Net assets, end of period (in thousands)	$33,843	$31,953	$55,880	$48,233		$37,020
Ratio of expenses to average net assets	1.28%	1.20%	1.18%	1.22%		1.20%
Ratio of net expenses to average net assets	1.18%	1.20%	1.18%	1.20%		1.20%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	2.22%	1.29%	1.30%	1.24%		1.03%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	2.32%	1.29%	1.30%	1.26%		1.03%
Portfolio turnover rate	27.75%	35.22%	18.45%	14.32%		1.95%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	Less than ($0.005) per share.
(4)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(5)	Prior to May 1, 2010, the Forward Growth & Income Allocation Fund – Class C was known as the Accessor Growth & Income Allocation Fund – C Class.

146

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD GROWTH ALLOCATION FUND - CLASS A SHARES
	FOR THE YEARS ENDED DECEMBER 31,(3)
	2009(4)	2008	2007	2006	2005
Net asset value, beginning of year	$11.61	$18.67	$18.19	$16.13	$15.17
Net investment income(1)	0.31	0.15	0.18	0.16	0.15
Net realized and unrealized gain (loss) on investments(1)	2.40	(6.62)	0.72	2.06	0.95
Total from Investment operations	2.71	(6.47)	0.90	2.22	1.10
Distributions from net investment income	(0.33)	(0.25)	(0.41)	(0.16)	(0.14)
Distributions from capital gains	—	(0.34)	(0.01)	—	—
Total distributions	(0.33)	(0.59)	(0.42)	(0.16)	(0.14)
Net asset value, end of year	$13.99	$11.61	$18.67	$18.19	$16.13
Total Return(2)	23.53%	(35.25)%	4.91%	13.85%	7.32%
Net assets, end of period (in thousands)	$20,268	$17,808	$29,580	$21,064	$20,159
Ratio of expenses to average net assets	0.63%	0.55%	0.53%	0.57%	0.55%
Ratio of net expenses to average net assets	0.53%	0.55%	0.53%	0.55%	0.55%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	2.42%	0.99%	0.92%	0.99%	0.96%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	2.52%	0.99%	0.92%	0.97%	0.96%
Portfolio turnover rate	32.24%	31.17%	7.43%	18.90%	1.76%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(4)	Prior to May 1, 2010, the Forward Growth Allocation Fund – Class A was known as the Accessor Growth Allocation Fund – A Class.

147

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD GROWTH ALLOCATION FUND - CLASS C SHARES
	FOR THE YEARS ENDED DECEMBER 31,(3)
	2009(4)	2008	2007	2006	2005
Net asset value, beginning of year	$11.55	$18.57	$18.12	$16.07	$15.12
Net investment income(1)	0.23	0.05	0.05	0.06	0.05
Net realized and unrealized gain (loss) on investments(1)	2.39	(6.58)	0.71	2.05	0.95
Total from investment operations	2.62	(6.53)	0.76	2.11	1.00
Distributions from net investment income	(0.25)	(0.15)	(0.30)	(0.06)	(0.05)
Distributions from capital gains	—	(0.34)	(0.01)	—	—
Total distributions	(0.25)	(0.49)	(0.31)	(0.06)	(0.05)
Net asset value, end of year	$13.92	$11.55	$18.57	$18.12	$16.07
Total Return(2)	22.79%	(35.66)%	4.18%	13.15%	6.64%
Net assets, end of period (in thousands)	$30,775	$26,814	$45,687	$38,013	$26,399
Ratio of expenses to average net assets	1.28%	1.20%	1.18%	1.22%	1.19%
Ratio of net expenses to average net assets	1.18%	1.20%	1.18%	1.20%	1.19%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	1.78%	0.34%	0.25%	0.34%	0.31%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	1.88%	0.34%	0.25%	0.36%	0.31%
Portfolio turnover rate	32.24%	31.17%	7.43%	18.90%	1.76%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(4)	Prior to May 1, 2010, the Forward Growth Allocation Fund – Class C was known as the Accessor Growth Allocation Fund – C Class.

148

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD GROWTH FUND - CLASS A
	YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005
Net asset value, beginning of period	$7.99		$12.73	$13.90		$13.57		$12.98		$13.02
Income/(loss) from operations:
Net investment loss	(0.11)		(0.11)	(0.13)		(0.14)		(0.07)	(b)	(0.16)	(b)
Net realized and unrealized gain/(loss) on investments	2.75		(4.59)	0.44		1.86		1.38		0.43
Total from Investment Operations	2.64		(4.70)	0.31		1.72		1.31		0.27
Less distributions:
From capital gains	—		(0.04)	(1.48)		(1.39)		(0.72)		(0.31)
Total distributions	—		(0.04)	(1.48)		(1.39)		(0.72)		(0.31)
Redemption fees added to paid in capital	—		—	0.00	(c)	0.00	(c)	—		—
Net increase/(decrease) in net asset value	2.64		(4.74)	(1.17)		0.33		0.59		(0.04)
Net asset value, end of period	$10.63		$7.99	$12.73		$13.90		$13.57		$12.98
Total Return(d)	33.04%		(36.91)%	1.97%		12.56%		10.21%	(e)	2.48%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$51,177		$92,675	$174,019		$177,429		$158,056		$145,193
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(1.03)%		(0.95)%	(0.96)%		(1.05)%		(1.08)%	(f)	(1.31)%
Operating expenses including reimbursement/waiver	1.29%	(g)	n/a	n/a		n/a		n/a		n/a
Operating expenses excluding reimbursement/waiver	1.38%		1.35%	1.36%		1.40%		1.40%	(f)	1.63%
Portfolio turnover rate	113%		108%	76%		84%		34%	(e)	73%

(a)	Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.01 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	Effective January 1, 2009, the Advisor agreed to limit expenses at 1.29%.

149

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD GROWTH FUND - CLASS C
	YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005
Net asset value, beginning of period	$7.49		$12.03	$13.30		$13.06		$12.56		$12.70
Income/(loss) from operations:
Net investment loss	(0.36)		(0.48)	(0.23)		(0.24)		(0.11)	(b)	(0.23)	(b)
Net realized and unrealized gain/(loss) on investments	2.79		(4.02)	0.44		1.87		1.33		0.40
Total from investment operations	2.43		(4.50)	0.21		1.63		1.22		0.17
Less distributions:
From capital gains	—		(0.04)	(1.48)		(1.39)		(0.72)		(0.31)
Total distributions	—		(0.04)	(1.48)		(1.39)		(0.72)		(0.31)
Redemption fees added to paid in capital	—		—	0.00	(c)	0.00	(c)	—		—
Net increase/(decrease) in net asset value	2.43		(4.54)	(1.27)		0.24		0.50		(0.14)
Net asset value, end of period	$9.92		$7.49	$12.03		$13.30		$13.06		$12.56
Total Return(d)	32.44%		(37.40)%	1.31%		12.36%		9.82%	(e)	1.74%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,555		$2,623	$8,593		$10,617		$11,287		$11,498
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(1.68)%		(1.65)%	(1.61)%		(1.72)%		(1.73)%	(f)	(1.94)%
Operating expenses including reimbursement/waiver	1.94%	(g)	n/a	n/a		n/a		n/a		n/a
Operating expenses excluding reimbursement/waiver	2.04%		2.04%	2.01%		2.07%		2.04%	(f)	2.28%
Portfolio turnover rate	113%		108%	76%		84%		34%	(e)	73%

(a)	Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.01 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	Effective January 1, 2009, the Advisor agreed to limit expenses at 1.94%.

150

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD HIGH YIELD BOND FUND - CLASS C SHARES
	FOR THE YEARS ENDED DECEMBER 31,(5)
	2009(6)	2008	2007	2006	2005
Net asset value, beginning of year	$7.44	$10.43	$10.99	$10.71	$11.29
Net investment income(1)	0.74	0.67	0.69	0.70	0.71
Net realized and unrealized gain (loss) on investments(1)	2.08	(2.98)	(0.56)	0.29	(0.57)
Total from Investment Operations	2.82	(2.31)	0.13	0.99	0.14
Distributions from net investment income	(0.74)	(0.68)	(0.69)	(0.71)	(0.72)
Total distributions	(0.74)	(0.68)	(0.69)	(0.71)	(0.72)
Redemption fees	—	—	—	0.00(4)	0.00(4)
Net asset value, end of year	$9.52	$7.44	$10.43	$10.99	$10.71
Total Return(2)	39.12%	(22.97)%	1.17%	9.65%	1.29%
Net assets, end of period (in thousands)	$760	$623	$1,416	$1,804	$1,565
Ratio of expenses to average net assets(3)	1.92%	1.96%	1.89%	1.90%	1.93%
Ratio of net investment income to average net assets	8.66%	7.03%	6.37%	6.53%	6.51%
Portfolio turnover rate	202.38%	109.77%	86.29%	87.80%	62.75%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	The effect of any custody credits on this ratio is less than 0.01%.
(4)	Less than $0.005 per share.
(5)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(6)	Prior to May 1, 2010, the Forward High Yield Bond Fund – Class C was known as the Accessor High Yield Bond Fund – C Class.

151

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INCOME & GROWTH ALLOCATION FUND - CLASS A SHARES
	FOR THE YEARS ENDED DECEMBER 31,(3)
	2009(4)	2008	2007	2006	2005
Net asset value, beginning of year	$12.60	$16.20	$16.25	$15.56	$15.37
Net investment income(1)	0.46	0.48	0.57	0.52	0.40
Net realized and unrealized gain (loss) on investments(1)	1.81	(3.48)	0.02	0.68	0.20
Total from Investment Operations	2.27	(3.00)	0.59	1.20	0.60
Distributions from net investment income	(0.48)	(0.51)	(0.63)	(0.50)	(0.40)
Distributions from capital gains	—	(0.09)	(0.01)	(0.01)	(0.01)
Total distributions	(0.48)	(0.60)	(0.64)	(0.51)	(0.41)
Net asset value, end of year	$14.39	$12.60	$16.20	$16.25	$15.56
Total Return(2)	18.35%	(18.86)%	3.61%	7.96%	3.94%
Net assets, end of period (in thousands)	$3,118	$2,590	$3,233	$1,787	$3,437
Ratio of expenses to average net assets	0.68%	0.63%	0.59%	0.59%	0.63%
Ratio of net expenses to average net assets	0.61%	0.63%	0.59%	0.55%	0.55%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	3.41%	3.28%	3.42%	3.14%	2.54%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	3.48%	3.28%	3.42%	3.18%	2.62%
Portfolio turnover rate	24.69%	20.29%	48.68%	19.31%	11.49%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(4)	Prior to May 1, 2010, the Forward Income & Growth Allocation Fund – Class A was known as the Accessor Income & Growth Allocation Fund – A Class.

152

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD INCOME & GROWTH ALLOCATION FUND - CLASS C SHARES
	FOR THE YEARS ENDED DECEMBER 31,(3)
	2009(4)	2008	2007	2006	2005
Net asset value, beginning of year	$12.57	$16.16	$16.21	$15.52	$15.33
Net investment income(1)	0.37	0.38	0.44	0.40	0.30
Net realized and unrealized gain (loss) on investments(1)	1.80	(3.46)	0.05	0.70	0.20
Total from Investment operations	2.17	(3.08)	0.49	1.10	0.50
Distributions from net investment income	(0.39)	(0.42)	(0.53)	(0.40)	(0.30)
Distributions from capital gains	—	(0.09)	(0.01)	(0.01)	(0.01)
Total distributions	(0.39)	(0.51)	(0.54)	(0.41)	(0.31)
Net asset value, end of year	$14.35	$12.57	$16.16	$16.21	$15.52
Total Return(2)	17.54%	(19.38)%	3.02%	7.22%	3.29%
Net assets, end of period (in thousands)	$6,387	$6,258	$10,464	$10,376	$8,856
Ratio of expenses to average net assets	1.33%	1.28%	1.24%	1.27%	1.28%
Ratio of net expenses to average net assets	1.26%	1.28%	1.24%	1.20%	1.20%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	2.75%	2.60%	2.70%	2.44%	1.86%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	2.82%	2.60%	2.70%	2.51%	1.94%
Portfolio turnover rate	24.69%	20.29%	48.68%	19.31%	11.49%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(4)	Prior to May 1, 2010, the Forward Income & Growth Allocation Fund – Class C was known as the Accessor Income & Growth Allocation Fund – C Class.

153

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD INCOME ALLOCATION FUND - CLASS A SHARES
	FOR THE YEARS ENDED DECEMBER 31,(3)
	2009(4)	2008	2007	2006	2005
Net asset value, beginning of year	$12.77	$14.44	$14.84	$14.92	$15.17
Net investment income(1)	0.63	0.69	0.80	0.73	0.56
Net realized and unrealized gain (loss) on investments(1)	1.22	(1.68)	(0.39)	(0.12)	(0.25)
Total from investment operations	1.85	(0.99)	0.41	0.61	0.31
Distributions from net investment income	(0.63)	(0.68)	(0.81)	(0.69)	(0.55)
Distributions from capital gains	—	—	—	—	(0.01)
Total distributions	(0.63)	(0.68)	(0.81)	(0.69)	(0.56)
Net asset value, end of year	$13.99	$12.77	$14.44	$14.84	$14.92
Total Return(2)	14.86%	(7.03)%	2.88%	4.13%	2.06%
Net assets, end of period (in thousands)	$726	$997	$689	$617	$720
Ratio of expenses to average net assets	0.79%	0.71%	0.57%	0.54%	0.61%
Ratio of net expenses to average net assets	0.71%	0.71%	0.57%	0.45%	0.45%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	4.62%	5.03%	5.45%	4.62%	3.57%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	4.69%	5.03%	5.45%	4.71%	3.73%
Portfolio turnover rate	26.98%	45.58%	60.59%	14.19%	19.91%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(4)	Prior to May 1, 2010, the Forward Income Allocation Fund – Class A was known as the Accessor Income Allocation Fund – A Class.

154

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD INCOME ALLOCATION FUND - CLASS C SHARES
	FOR THE YEARS ENDED DECEMBER 31,(3)
	2009(4)	2008	2007	2006	2005
Net asset value, beginning of year	$12.74	$14.41	$14.81	$14.91	$15.15
Net investment income(1)	0.54	0.57	0.69	0.60	0.44
Net realized and unrealized gain (loss) on investments(1)	1.21	(1.67)	(0.39)	(0.12)	(0.23)
Total from investment operations	1.75	(1.10)	0.30	0.48	0.21
Distributions from net investment income	(0.53)	(0.57)	(0.70)	(0.58)	(0.44)
Distributions from capital gains	—	—	—	—	(0.01)
Total distributions	(0.53)	(0.57)	(0.70)	(0.58)	(0.45)
Net asset value, end of year	$13.96	$12.74	$14.41	$14.81	$14.91
Total Return(2)	13.97%	(7.68)%	2.07%	3.31%	1.38%
Net assets, end of period (in thousands)	$3,839	$2,474	$2,872	$3,033	$1,546
Ratio of expenses to average net assets	1.55%	1.46%	1.29%	1.40%	1.36%
Ratio of net expenses to average net assets	1.47%	1.46%	1.29%	1.20%	1.20%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	3.91%	4.18%	4.74%	3.79%	2.79%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	3.99%	4.18%	4.74%	3.99%	2.95%
Portfolio turnover rate	26.98%	45.58%	60.59%	14.19%	19.91%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(4)	Prior to May 1, 2010, the Forward Income Allocation Fund – Class C was known as the Accessor Income Allocation Fund – C Class.

155

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INTERNATIONAL DIVIDEND FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2009(h)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005(a)
Net asset value, beginning of period	$8.63		$19.40		$18.23		$15.01		$12.78
Income/(loss) from operations:(b)
Net investment income	0.27	(c)	0.66		0.14		0.09		0.05
Net realized and unrealized gain/(loss) on investments	2.82		(11.00)		2.32		4.99		2.19
Total from investment operations	3.09		(10.34)		2.46		5.08		2.24
Less distributions:
From investment income	(3.24)		(0.12)		(0.13)		(0.12)		(0.01)
From capital gains	—		(0.31)		(1.18)		(1.74)		—
Total distributions	(3.24)		(0.43)		(1.31)		(1.86)		(0.01)
Redemption fees added to paid in capital	—		—		0.02		0.00	(d)	0.00	(d)
Net increase/(decrease) in net asset value	(0.15)		(10.77)		1.17		3.22		2.23
Net asset value, end of period	$8.48		$8.63		$19.40		$18.23		$15.01
Total Return	35.88%		(53.22)%		13.39%		34.40%		17.50%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,954		$12,494		$59,726		$33,823		$24,880
Ratios to average net assets:
Net investment income including reimbursement/waiver	2.97%		2.32%		0.90%		0.53%		0.37%
Operating expenses including reimbursement/waiver	1.34%		1.30%	(g)	1.25%	(f)	1.42%	(e)	1.69%
Operating expenses excluding reimbursement/waiver	1.81%		1.70%		1.48%		1.80%		2.28%
Portfolio turnover rate	73%		94%		63%		94%		138%

(a)	Prior to September 1, 2005, the Forward International Equity Fund was known as the Forward Hansberger International Growth Fund.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Amount represents less than $0.01 per share.
(e)	Effective May 1, 2006, the net expense limitation changed from 1.69% to 1.29%.
(f)	Effective May 1, 2007, the net expense limitation changed from 1.29% to 1.24%.
(g)	Effective May 1, 2008, the net expense limitation changed from 1.24% to 1.34%.
(h)	Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.

156

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD INTERNATIONAL EQUITY FUND - CLASS C SHARES
	FOR THE YEARS ENDED DECEMBER 31,(5)
	2009(6)	2008	2007		2006		2005
Net asset value, beginning of year	$10.41	$23.14	$22.33		$16.94		$14.97
Net investment income (loss)(1)	0.10	0.14	(0.01)		(0.09)		(0.02)
Net realized and unrealized gain (loss) on investments(1)	3.61	(12.01)	2.63		5.48		1.99
Total from investment operations	3.71	(11.87)	2.62		5.39		1.97
Distributions from net investment income	—	—	—		—		—
Distributions from capital gains	—	(0.86)	(1.81)		—		—
Total distributions	—	(0.86)	(1.81)		—		—
Redemption fees	—	—	0.00	(4)	(0.00)	(4)	(0.00)	(4)
Net asset value, end of year	$14.12	$10.41	$23.14		$22.33		$16.94
Total Return(2)	35.77%	(52.82)%	11.85%		31.82%		13.16%
Net assets, end of period (in thousands)	$775	$1,111	$7,631		$5,095		$2,392
Ratio of expenses to average net assets(3)	2.42%	2.27%	2.33%		2.41%		2.41%
Ratio of net investment income (loss) to average net assets	0.87%	0.75%	(0.03)%		(0.48)%		(0.12)%
Portfolio turnover rate	70.87%	102.02%	73.71%		93.54%		127.58%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	The effect of any custody credits on this ratio is less than 0.01%.
(4)	Less than $0.005 per share.
(5)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(6)	Prior to May 1, 2010, the Forward International Equity Fund – Class C was known as the Accessor International Equity Fund – C Class.

157

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INTERNATIONAL FIXED INCOME FUND - CLASS C
	YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(a)
Net asset value, beginning of period	$9.35		$10.19	$10.00
Income/(loss) from operations:
Net investment income	0.42		0.39	0.07
Net realized and unrealized gain/(loss) on investments	1.23		(0.88)	0.19
Total from investment operations	1.65		(0.49)	0.26
Less distributions:
From investment income	(0.34)		(0.35)	(0.07)
Total distributions	(0.34)		(0.35)	(0.07)
Net increase/(decrease) in net asset value	1.31		(0.84)	0.19
Net asset value, end of period	$10.66		$9.35	$10.19
Total Return(b)	18.00%		(5.00)%	2.63%	(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,445		$3,879	$4,229
Ratios to average net assets:
Net investment income including reimbursement/waiver	4.24%		3.90%	3.23%	(d)
Operating expenses including reimbursement/waiver	1.63%	(e)	1.35%	1.58%	(d)
Operating expenses excluding reimbursement/waiver	1.77%		1.36%	1.60%	(d)
Portfolio turnover rate	59%		56%	1%	(c)

(a)	The Fund began offering Class C shares on October 5, 2007.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)	Effective May 1, 2009, the net expense limitation changed from 1.89% to 1.94%.

158

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INTERNATIONAL REAL ESTATE FUND - CLASS A
	YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		PERIOD ENDED DECEMBER 31, 2006(b)
Net asset value, beginning of period	$12.89		$27.17		$30.00		$25.00
Income/(loss) from operations:
Net investment income	0.31		0.37	(c)	0.12	(c)	0.21	(c)
Net realized and unrealized gain/(loss) on investments	4.29		(14.29)		(1.23)		5.57
Total from investment operations	4.60		(13.92)		(1.11)		5.78
Less distributions:
From investment income	(1.95)		(0.02)		(1.64)		(0.71)
From capital gains	—		—		(0.08)		(0.07)
Tax return of capital	—		(0.34)		—		—
Total distributions	(1.95)		(0.36)		(1.72)		(0.78)
Redemption fees added to paid in capital	0.00	(d)	0.00	(d)	0.00	(d)	—
Net increase/(decrease) in net asset value	2.65		(14.28)		(2.83)		5.00
Net asset value, end of period	$15.54		$12.89		$27.17		$30.00
Total Return(e)	36.10%		(51.56)%		(3.59)%		23.18%	(f)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$38,132		$43,311		$195,641		$85,573
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.86%		1.72%		0.40%		1.33%	(g)
Operating expenses including reimbursement/waiver	1.65%		1.66%		1.66%		1.85%	(g)
Operating expenses excluding reimbursement/waiver	1.92%		1.75%		1.62%		1.85%	(g)
Portfolio turnover rate	143%		110%		90%		60%	(f)

(a)	Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.
(b)	From commencement of operations on April 28, 2006.
(c)	Per share numbers have been calculated using the average share method.
(d)	Amount represents less than $0.01 per share.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.

159

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INTERNATIONAL REAL ESTATE FUND - CLASS B
	YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		PERIOD ENDED DECEMBER 31, 2006(b)
Net asset value, beginning of period	$12.88		$27.05		$29.92		$25.00
Income/(loss) from operations:
Net investment income/(loss)	0.27		0.21	(c)	(0.11)	(c)	0.09	(c)
Net realized and unrealized gain/(loss) on investments	4.21		(14.21)		(1.23)		5.55
Total from investment operations	4.48		(14.00)		(1.34)		5.64
Less distributions:
From investment income	(1.79)		—		(1.45)		(0.65)
From capital gains	—		—		(0.08)		(0.07)
Tax return of capital	—		(0.17)		—		—
Total distributions	(1.79)		(0.17)		(1.53)		(0.72)
Redemption fees added to paid in capital	0.00	(d)	0.00	(d)	0.00	(d)	—
Net increase/(decrease) in net asset value	2.69		(14.17)		(2.87)		4.92
Net asset value, end of period	$15.57		$12.88		$27.05		$29.92
Total Return(e)	35.09%		(51.94)%		(4.36)%		22.61%	(f)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,984		$1,838		$7,711		$3,127
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	1.05%		0.97%		(0.35)%		0.59%	(g)
Operating expenses including reimbursement/waiver	2.40%		2.41%		2.41%		2.60%	(g)
Operating expenses excluding reimbursement/waiver	2.66%		2.50%		2.37%		2.60%	(g)
Portfolio turnover rate	143%		110%		90%		60%	(f)

(a)	Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.
(b)	From commencement of operations on April 28, 2006.
(c)	Per share numbers have been calculated using the average share method.
(d)	Amount represents less than $0.01 per share.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.

160

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INTERNATIONAL REAL ESTATE FUND - CLASS C
	YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		PERIOD ENDED DECEMBER 31, 2006(b)
Net asset value, beginning of period	$12.87		$27.04		$29.91		$25.00
Income/(loss) from operations:
Net investment income/(loss)	0.24		0.21	(c)	(0.11)	(c)	0.09	(c)
Net realized and unrealized gain/(loss) on investments	4.23		(14.20)		(1.23)		5.55
Total from investment operations	4.47		(13.99)		(1.34)		5.64
Less distributions:
From investment income	(1.78)		—		(1.45)		(0.66)
From capital gains	—		—		(0.08)		(0.07)
Tax return of capital	—		(0.18)		—		—
Total distributions	(1.78)		(0.18)		(1.53)		(0.73)
Redemption fees added to paid in capital	0.00	(d)	0.00	(d)	0.00	(d)	—
Net increase/(decrease) in net asset value	2.69		(14.17)		(2.87)		4.91
Net asset value, end of period	$15.56		$12.87		$27.04		$29.91
Total Return(e)	35.06%		(51.92)%		(4.36)%		22.61%	(f)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$11,852		$12,935		$51,964		$21,499
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	1.08%		0.97%		(0.35)%		0.59%	(g)
Operating expenses including reimbursement/waiver	2.40%		2.41%		2.41%		2.60%	(g)
Operating expenses excluding reimbursement/waiver	2.67%		2.50%		2.37%		2.60%	(g)
Portfolio turnover rate	143%		110%		90%		60%	(f)

(a)	Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.
(b)	From commencement of operations on April 28, 2006.
(c)	Per share numbers have been calculated using the average share method.
(d)	Amount represents less than $0.01 per share.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.

161

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INTERNATIONAL SMALL COMPANIES FUND - CLASS A
	YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		PERIOD ENDED DECEMBER 31, 2005(a)
Net asset value, beginning of period	$9.51		$18.04		$18.95		$15.06		$13.13
Income/(loss) from operations:(b)
Net investment income	0.08	(c)	0.18		0.03		0.18		0.13	(c)
Net realized and unrealized gain/(loss) on investments	2.66		(8.59)		0.76		4.23		2.90
Total from investment operations	2.74		(8.41)		0.79		4.41		3.03
Less distributions:
From investment income	(0.09)		(0.12)		(0.11)		(0.01)		(0.08)
From capital gains	—		—		(1.60)		(0.54)		(1.02)
Total distributions	(0.09)		(0.12)		(1.71)		(0.55)		(1.10)
Redemption fees added to paid in capital	—		—		0.01		0.03		0.00	(d)
Net increase/(decrease) in net asset value	2.65		(8.53)		(0.91)		3.89		1.93
Net asset value, end of period	$12.16		$9.51		$18.04		$18.95		$15.06
Total Return(e)	28.80%		(46.64)%		4.03%		29.55%		23.78%	(f)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,247		$2,010		$5,632		$3,416		$5,065
Ratios to average net assets:
Net investment income including reimbursement/waiver/ repayment of previously waived fees	0.77%		0.91%		0.52%		0.71%		0.51%	(g)
Operating expenses including reimbursement/waiver/ repayment of previously waived fees	1.72%		1.61%	(k)	1.52%	(j)	1.47%	(h)	1.78%	(g)
Operating expenses excluding reimbursement/waiver	n/a		1.63%		1.53%		1.48%		1.82%	(g)
Portfolio turnover rate	114%		95%		79%		75%		91%	(i)

(a)	The Fund began offering Class A shares on May 2, 2005.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(c)	Per share numbers have been calculated using the average share method.
(d)	Amount represents less than $0.01 per share.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.
(h)	Effective January 2, 2006, the net expense limitation changed from 1.78% to 1.56%.
(i)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2005.
(j)	Effective January 2, 2007, the net expense limitation changed from 1.56% to 1.60%.
(k)	Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

162

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD INVESTMENT GRADE FIXED-INCOME FUND - CLASS C SHARES
	FOR THE YEARS ENDED DECEMBER 31,(4)
	2009(5)	2008	2007	2006	2005
Net asset value, beginning of year	$9.99	$10.86	$11.23	$11.63	$11.91
Net investment income(1)	0.45	0.45	0.71	0.70	0.52
Net realized and unrealized gain (loss) on investments(1)	0.48	(0.83)	(0.44)	(0.40)	(0.22)
Total from investment operations	0.93	(0.38)	0.27	0.30	0.30
Distributions from net investment income	(0.47)	(0.49)	(0.64)	(0.70)	(0.54)
Distributions from capital gains	(0.04)	—	—	—	(0.04)
Total distributions	(0.51)	(0.49)	(0.64)	(0.70)	(0.58)
Net asset value, end of year	$10.41	$9.99	$10.86	$11.23	$11.63
Total Return(2)	9.62%	(3.40)%	2.51%	2.76%	2.59%
Net assets, end of period (in thousands)	$320	$600	$856	$5,119	$846
Ratio of expenses to average net assets(3)	1.95%	1.87%	1.72%	1.74%	1.73%
Ratio of net investment income to average net assets	4.48%	4.47%	6.26%	6.08%	4.37%
Portfolio turnover rate	463.32%	259.79%	71.66%	102.65%	93.26%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	The effect of any custody credits on this ratio is less than 0.01%.
(4)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(5)	Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund – Class C was known as the Accessor Investment Grade Fixed-Income Fund – C Class.

163

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD LARGE CAP EQUITY FUND - CLASS A
	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		PERIOD ENDED DECEMBER 31, 2006(a)
Net asset value, beginning of period	$7.45	$11.65		$10.40		$10.00
Income/(loss) from operations:
Net investment income	0.04	0.04		0.06		0.02
Net realized and unrealized gain/(loss) on investments	1.73	(4.20)		1.24		0.40
Total from investment operations	1.77	(4.16)		1.30		0.42
Less distributions:
From investment income	(0.05)	(0.04)		(0.06)		(0.02)
Total distributions	(0.05)	(0.04)		(0.06)		(0.02)
Redemption fees added to paid in capital	—	—		0.01		—
Net increase/(decrease) in net asset value	1.72	(4.20)		1.25		0.40
Net asset value, end of period	$9.17	$7.45		$11.65		$10.40
Total Return(b)	23.78%	(35.70)%		12.58%		4.24%	(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$13,761	$8,102		$12,291		$10,425
Ratios to average net assets:
Net investment income including reimbursement/waiver	0.64%	0.44%		0.52%		1.44%	(d)
Operating expenses including reimbursement/waiver	1.49%	1.44%	(f)	1.34%	(e)	1.35%	(d)
Operating expenses excluding reimbursement/waiver	2.01%	1.73%		1.87%		1.84%	(d)
Portfolio turnover rate	182%	89%		75%		0%	(c)

(a)	The Fund began offering Class A shares on October 31, 2006.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)	Effective January 2, 2007, the net expense limitation changed from 1.35% to 1.34%.
(f)	Effective May 1, 2008, the net expense limitation changed from 1.34% to 1.49%.

164

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD LARGE CAP GROWTH FUND - CLASS C SHARES
	FOR THE YEARS ENDED DECEMBER 31,(5)
	2009(6)	2008	2007	2006		2005
Net asset value, beginning of year	$17.32	$26.61	$25.39	$24.07		$22.83
Net investment loss(1)	(0.03)	(0.19)	(0.18)	(0.17)		(0.18)
Net realized and unrealized gain (loss) on investments(1)	4.46	(9.10)	1.40	1.49		1.42
Total from investment operations	4.43	(9.29)	1.22	1.32		1.24
Distributions from net investment income	—	—	—	—		—
Total distributions	—	—	—	—		—
Redemption fees	—	—	—	0.00	(3)	0.00	(3)
Net asset value, end of year	$21.75	$17.32	$26.61	$25.39		$24.07
Total Return(2)	25.58%	(34.91)%	4.81%	5.48%		5.43%
Net assets, end of period (in thousands)	$415	$866	$5,470	$5,269		$4,095
Ratio of expenses to average net assets(4)	1.99%	2.00%	2.10%	2.20%		2.22%
Ratio of net investment loss to average net assets	(0.19)%	(0.81)%	(0.70)%	(0.71)%		(0.80)%
Portfolio turnover rate	105.96%	166.14%	190.94%	130.94%		97.70%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	Less than $0.005 per share.
(4)	The effect of any custody credits on this ratio is less than 0.01%.
(5)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(6)	Prior to May 1, 2010, the Forward Large Cap Growth Fund – Class C was known as the Accessor Growth Fund – C Class.

165

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD LARGE CAP VALUE FUND - CLASS C SHARES
	FOR THE YEARS ENDED DECEMBER 31,(4)
	2009(5)	2008	2007	2006	2005
Net asset value, beginning of year	$14.19	$23.79	$23.92	$20.84	$19.92
Net investment income(1)	0.18	0.15	0.01	0.09	0.07
Net realized and unrealized gain (loss) on investments(1)	2.07	(9.59)	0.54	3.09	0.93
Total from investment operations	2.25	(9.44)	0.55	3.18	1.00
Distributions from net investment income	(0.11)	(0.16)	(0.02)	(0.10)	(0.08)
Distributions from capital gains	—	—	(0.66)	—	—
Total distributions	(0.11)	(0.16)	(0.68)	(0.10)	(0.08)
Redemption fees	—	—	—	—	—
Net asset value, end of year	$16.33	$14.19	$23.79	$23.92	$20.84
Total Return(2)	16.05%	(39.79)%	2.23%	15.31%	5.02%
Net assets, end of period (in thousands)	$107	$581	$4,162	$3,831	$3,314
Ratio of expenses to average net assets(3)	2.02%	1.99%	1.97%	1.99%	2.00%
Ratio of net expenses to average net assets(3)	2.02%	1.99%	1.97%	1.99%	1.85%
Ratio of net investment income to average net assets	1.37%	0.75%	0.03%	0.40%	0.36%
Portfolio turnover rate	227.06%	144.57%	158.41%	64.20%	70.01%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	The effect of any custody credits on this ratio is less than 0.01%.
(4)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(5)	Prior to May 1, 2010, the Forward Large Cap Value Fund – Class C was known as the Accessor Value Fund – C Class.

166

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD LEGATO FUND - CLASS A
	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		PERIOD ENDED DECEMBER 31, 2005(a)
Net asset value, beginning of period	$7.99	$11.92		$12.19		$11.30		$10.00
Income/(loss) from operations:
Net investment loss	(0.02)	(0.11)		(0.10)		(0.12)		(0.10)
Net realized and unrealized gain/(loss) on investments	2.12	(3.57)		1.13		1.21		1.43
Total from investment operations	2.10	(3.68)		1.03		1.09		1.33
Less distributions:
From capital gains	(0.01)	(0.25)		(1.30)		(0.20)		(0.03)
Total distributions	(0.01)	(0.25)		(1.30)		(0.20)		(0.03)
Net increase/(decrease) in net asset value	2.09	(3.93)		(0.27)		0.89		1.30
Net asset value, end of period	$10.08	$7.99		$11.92		$12.19		$11.30
Total Return(b)	26.35%	(30.78)%		8.30%		9.69%		13.34%	(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$7,450	$2,194		$7,294		$8,991		$6,876
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(0.84)%	(0.66)%		(0.73)%		(1.03)%		(1.25)%	(d)
Operating expenses including reimbursement/waiver	1.84%	1.77%	(g)	1.69%	(f)	1.78%	(e)	1.89%	(d)
Operating expenses excluding reimbursement/waiver	2.22%	2.07%		1.96%		1.95%		3.53%	(d)
Portfolio turnover rate	22%	35%		33%		36%		28%	(c)

(a)	The Fund commenced operations on April 1, 2005.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)	Effective May 1, 2006, the net expense limitation changed from 1.89% to 1.79%.
(f)	Effective January 2, 2007, the net expense limitation changed from 1.79% to 1.69%.
(g)	Effective May 1, 2008, the net expense limitation changed from 1.69% to 1.84%.

167

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD LONG/SHORT CREDIT ANALYSIS FUND - CLASS C
	PERIOD ENDED DECEMBER 31, 2009(a)
Net asset value, beginning of period	$7.26
Income/(loss) from operations:
Net investment income	0.29
Net realized and unrealized gain on investments	0.88
Total from investment operations	1.17
Less distributions:
From investment income	(0.33)
Total distributions	(0.33)
Net increase in net asset value	0.84
Net asset value, end of period	$8.10
Total Return(b)	16.37%	(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,377
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	9.32%	(d)
Operating expenses including reimbursement/waiver	2.24%	(d)
Operating expenses excluding reimbursement/waiver	2.41%	(d)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	6.55%	(d)
Operating expenses including reimbursement/waiver	5.01%	(d)
Operating expenses excluding reimbursement/waiver	5.18%	(d)
Portfolio turnover rate	221%	(e)

(a)	The Fund began offering Class C shares on June 3, 2009.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

168

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD MORTGAGE SECURITIES FUND - CLASS C SHARES
	FOR THE YEARS ENDED DECEMBER 31,(4)
	2009(5)	2008	2007	2006	2005
Net asset value, beginning of year	$12.06	$12.44	$12.23	$12.40	$12.67
Net investment income(1)	0.36	0.27	0.44	0.38	0.33
Net realized and unrealized gain (loss) on investments(1)	0.81	(0.25)	0.18	(0.03)	(0.21)
Total from investment operations	1.17	0.02	0.62	0.35	0.12
Distributions from net investment income	(0.30)	(0.40)	(0.41)	(0.45)	(0.37)
Distributions from capital gains	—	—	—	(0.07)	(0.02)
Total distributions	(0.30)	(0.40)	(0.41)	(0.52)	(0.39)
Net asset value, end of year	$12.93	$12.06	$12.44	$12.23	$12.40
Total Return(2)	9.80%	0.17%	5.22%	2.94%	0.90%
Net assets, end of period (in thousands)	$244	$624	$857	$778	$1,522
Ratio of expenses to average net assets(3)	2.02%	1.97%	1.92%	2.10%	1.92%
Ratio of net investment income to average net assets	2.90%	3.42%	3.57%	3.13%	2.58%
Portfolio turnover rate	614.22%	654.15%	496.94%	578.95%	474.16%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	The effect of any custody credits on this ratio is less than 0.01%.
(4)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(5)	Prior to May 1, 2010, the Forward Mortgage Securities Fund – Class C was known as the Accessor Mortgage Securities Fund – C Class.

169

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD REAL ESTATE FUND - CLASS A
	PERIOD ENDED DECEMBER 31, 2009(a)
Net asset value, beginning of period	$7.48
Income/(loss) from operations:
Net investment income	0.06
Net realized and unrealized gain on investments	2.60
Total from investment operations	2.66
Less distributions:
From investment income	(0.19)
Total distributions	(0.19)
Net increase in net asset value	2.47
Net asset value, end of period	$9.95
Total Return(b)	35.84%	(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$9,039
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.39%	(d)
Operating expenses including reimbursement/waiver	1.45%	(d)
Operating expenses excluding reimbursement/waiver	1.48%	(d)
Portfolio turnover rate	64%	(e)

(a)	The Fund began offering Class A shares on June 12, 2009.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

170

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD REAL ESTATE FUND - CLASS C
	PERIOD ENDED DECEMBER 31, 2009(a)
Net asset value, beginning of period	$7.48
Income/(loss) from operations:
Net investment income	0.03
Net realized and unrealized gain on investments	2.59
Total from investment operations	2.62
Less distributions:
From investment income	(0.06)
Total distributions	(0.06)
Net increase in net asset value	2.56
Net asset value, end of period	$10.04
Total Return(b)	35.18%	(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,893
Ratios to average net assets:
Net investment income including reimbursement/waiver	0.65%	(d)
Operating expenses including reimbursement/waiver	2.20%	(d)
Operating expenses excluding reimbursement/waiver	2.23%	(d)
Portfolio turnover rate	64%	(e)

(a)	The Fund began offering Class C shares on June 12, 2009.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

171

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD SELECT INCOME FUND - CLASS A
	YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
Net asset value, beginning of period	$13.17	$25.14		$35.90		$33.69		$37.07
Income/(loss) from operations:
Net investment income	1.70	2.42	(b)	2.40	(b)	2.19	(b)	2.41	(b)
Net realized and unrealized gain/(loss) on investments	7.42	(12.02)		(10.70)		2.87		(3.09)
Total from investment operations	9.12	(9.60)		(8.30)		5.06		(0.68)
Less distributions:
From investment income	(1.68)	(1.70)		(1.83)		(2.31)		(2.50)
From capital gains	—	—		—		(0.37)		(0.19)
Tax return of capital	(0.49)	(0.71)		(0.63)		(0.17)		(0.01)
Total distributions	(2.17)	(2.41)		(2.46)		(2.85)		(2.70)
Redemption fees added to paid in capital	0.01	0.04		0.00	(c)	0.00	(c)	0.00	(c)
Net increase/(decrease) in net asset value	6.96	(11.97)		(10.76)		2.21		(3.38)
Net asset value, end of period	$20.13	$13.17		$25.14		$35.90		$33.69
Total Return(d)	74.98%	(40.49)%	(e)(f)	(24.21)%	(g)	15.61%		(1.99)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$442,444	$208,502		$246,986		$484,186		$444,576
Ratios to average net assets (excluding interest expense):
Net investment income	11.36%	12.28%		7.85%		7.27%		7.32%
Operating expenses	1.52%	1.58%		1.50%		1.48%		1.47%
Ratios to average net assets (including interest expense):
Net investment income	11.07%	11.50%		7.20%		6.31%		6.66%
Operating expenses	1.81%	2.36%		2.15%		2.44%		2.13%
Portfolio turnover rate	138%	66%		88%		21%		36%

(a)	Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.
(b)	Per share numbers have been calculated using the average share method.
(c)	Amount represents less than $0.01 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.30%.
(f)	Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.
(g)	Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.

172

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD SELECT INCOME FUND - CLASS B
	YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
Net asset value, beginning of period	$12.98	$24.86		$35.60		$33.44		$36.84
Income/(loss) from operations:
Net investment income	1.65	2.28	(b)	2.13	(b)	1.92	(b)	2.12	(b)
Net realized and unrealized gain/(loss) on investments	7.19	(11.90)		(10.59)		2.83		(3.07)
Total from investment operations	8.84	(9.62)		(8.46)		4.75		(0.95)
Less distributions:
From investment income	(1.44)	(1.62)		(1.65)		(2.05)		(2.25)
From capital gains	—	—		—		(0.37)		(0.19)
Tax return of capital	(0.43)	(0.64)		(0.63)		(0.17)		(0.01)
Total distributions	(1.87)	(2.26)		(2.28)		(2.59)		(2.45)
Redemption fees added to paid in capital	0.01	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net increase/(decrease) in net asset value	6.98	(11.88)		(10.74)		2.16		(3.40)
Net asset value, end of period	$19.96	$12.98		$24.86		$35.60		$33.44
Total Return(d)	73.52%	(41.01)%	(e)(f)	(24.78)%	(g)	14.72%		(2.73)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$29,667	$21,423		$37,874		$69,867		$74,926
Ratios to average net assets (excluding interest expense):
Net investment income	10.60%	11.53%		7.10%		6.52%		6.61%
Operating expenses	2.28%	2.33%		2.25%		2.23%		2.22%
Ratios to average net assets (including interest expense):
Net investment income	10.31%	10.75%		6.45%		5.56%		5.95%
Operating expenses	2.57%	3.11%		2.90%		3.19%		2.88%
Portfolio turnover rate	138%	66%		88%		21%		36%

(a)	Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.
(b)	Per share numbers have been calculated using the average share method.
(c)	Amount represents less than $0.01 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.31%.
(f)	Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.
(g)	Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.

173

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD SELECT INCOME FUND - CLASS C
	YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
Net asset value, beginning of period	$12.95	$24.80		$35.53		$33.38		$36.77
Income/(loss) from operations:
Net investment income	1.75	2.22	(b)	2.11	(b)	1.91	(b)	2.12	(b)
Net realized and unrealized gain/(loss) on investments	7.07	(11.81)		(10.56)		2.83		(3.06)
Total from investment operations	8.82	(9.59)		(8.45)		4.74		(0.94)
Less distributions:
From investment income	(1.48)	(1.62)		(1.65)		(2.05)		(2.25)
From capital gains	—	—		—		(0.37)		(0.19)
Tax return of capital	(0.44)	(0.64)		(0.63)		(0.17)		(0.01)
Total distributions	(1.92)	(2.26)		(2.28)		(2.59)		(2.45)
Redemption fees added to paid in capital	0.01	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net increase/(decrease) in net asset value	6.91	(11.85)		(10.73)		2.15		(3.39)
Net asset value, end of period	$19.86	$12.95		$24.80		$35.53		$33.38
Total Return(d)	73.60%	(40.99)%	(e)(f)	(24.80)%	(g)	14.72%		(2.71)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$210,227	$102,163		$134,139		$223,325		$220,262
Ratios to average net assets (excluding interest expense):
Net investment income	10.65%	11.53%		7.10%		6.52%		6.62%
Operating expenses	2.27%	2.33%		2.25%		2.23%		2.22%
Ratios to average net assets (including interest expense):
Net investment income	10.36%	10.75%		6.45%		5.56%		5.96%
Operating expenses	2.56%	3.11%		2.90%		3.19%		2.88%
Portfolio turnover rate	138%	66%		88%		21%		36%

(a)	Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.
(b)	Per share numbers have been calculated using the average share method.
(c)	Amount represents less than $0.01 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.31%.
(f)	Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.
(g)	Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.

174

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD SMALL CAP EQUITY FUND - CLASS A
	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006	PERIOD ENDED DECEMBER 31, 2005(b)
Net asset value, beginning of period	$12.01	$19.75	$20.49		$19.41	$17.13
Income/(loss) from operations:
Net investment loss	(0.65)	(0.22)	(0.28)		(0.22)	(0.10)
Net realized and unrealized gain/(loss) on investments	3.13	(7.48)	1.84		2.02	3.20
Total from Investment Operations	2.48	(7.70)	1.56		1.80	3.10
Less distributions:
From investment income	—	(0.04)	—		—	—
From capital gains	—	—	(2.30)		(0.75)	(0.82)
Total distributions	—	(0.04)	(2.30)		(0.75)	(0.82)
Redemption fees added to paid in capital	—	—	0.00	(c)	0.03	0.00	(c)
Net increase/(decrease) in net asset value	2.48	(7.74)	(0.74)		1.08	2.28
Net asset value, end of period	$14.49	$12.01	$19.75		$20.49	$19.41
Total Return(d)	20.65%	(38.99)%	7.45%		9.39%	18.13%	( e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,289	$4,637	$10,934		$14,379	$23,090
Ratios to average net assets:
Net investment loss including reimbursement/waiver/ repayment of previously waived fees	(1.02)%	(0.60)%	(0.96)%		(0.71)%	(0.82)%	(f)
Operating expenses including reimbursement/waiver/ repayment of previously waived fees	1.70%	1.61%	1.62%	(i)	1.59%	1.69%	(f)(g)
Operating expenses excluding reimbursement/waiver	n/a	n/a	n/a		1.59%	1.92%	(f)
Portfolio turnover rate	203%	313%	232%		210%	181%	(h)

(a)	Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.
(b)	The Fund began offering Class A shares on May 2, 2005.
(c)	Amount represents less than $0.01 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	Effective July 1, 2005, the net expense limitation changed from 1.89% to 1.69%.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2005.
(i)	Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

175

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD SMALL TO MID CAP FUND - CLASS C SHARES
	FOR THE YEARS ENDED DECEMBER 31,(6)
	2009(7)	2008	2007	2006		2005
Net asset value, beginning of year	$17.42	$29.65	$30.88	$27.43		$24.52
Net investment loss(1)	(0.05)	(0.25)	(0.27)	(0.24)		(0.21)
Net realized and unrealized gain (loss) on investments(1)	5.56	(11.85)	(0.91)	3.69		3.12
Total from investment operations	5.51	(12.10)	(1.18)	3.45		2.91
Distributions from net investment income	(0.01)	—	—	—		—
Distributions from capital gains	—	(0.13)	(0.05)	—		—
Total distributions	(0.01)	(0.13)	(0.05)	—		—
Redemption fees	—	—	—	(0.00)	(3)	(0.00)	(3)
Net asset value, end of year	$22.92	$17.42	$29.65	$30.88		$27.43
Total Return(2)	31.66%	(40.95)%	(3.83)%	12.58%		11.87%
Net assets, end of period (in thousands)	$501	$699	$3,250	$3,272		$2,617
Ratio of expenses (including dividend expense) to average net assets(4),(5)	2.27%	2.53%	2.26%	2.22%		2.27%
Ratio of expenses (excluding dividend expense) to average net assets(4),(5)	2.27%	2.35%	2.20%	2.22%		2.27%
Ratio of net investment loss (including dividend expense) to average net assets(4),(5)	(0.28)%	(0.97)%	(0.85)%	(0.82)%		(0.84)%
Ratio of net investment loss (excluding dividend expense) to average net assets(4),(5)	(0.28)%	(0.79)%	(0.79)%	(0.82)%		(0.84)%
Portfolio turnover rate	84.24%	139.69%	57.25%	37.24%		41.64%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	Less than $0.005 per share.
(4)	The effect of any custody credits on this ratio is less than 0.01%.
(5)	Dividend expense totaled 0.00%, 0.18%, 0.06%, 0.00% and 0.00%, respectively, of average net assets for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.
(6)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(7)	Prior to May 1, 2010, the Forward Small to Mid Cap Fund – Class C was known as the Accessor Small to Mid Cap Fund – C Class.

176

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD STRATEGIC REALTY FUND - CLASS A
	YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
Net asset value, beginning of period	$13.02		$34.88		$54.22		$46.47		$51.06
Income/(loss) from operations:
Net investment income	1.36		1.92	(b)	1.63	(b)	1.38	(b)	1.44	(b)
Net realized and unrealized gain/(loss) on investments	4.52		(21.78)		(12.98)		12.28		0.98
Total from investment operations	5.88		(19.86)		(11.35)		13.66		2.42
Less distributions:
From investment income	(0.91)		(1.58)		(1.87)		(2.18)		(2.16)
From capital gains	—		(0.10)		(6.12)		(3.73)		(4.84)
Tax return of capital	—		(0.32)		—		—		(0.07)
Total distributions	(0.91)		(2.00)		(7.99)		(5.91)		(7.07)
Redemption fees added to paid in capital	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Repayment of advisory fees	—		—		—		—		0.06
Net increase/(decrease) in net asset value	4.97		(21.86)		(19.34)		7.75		(4.59)
Net asset value, end of period	$17.99		$13.02		$34.88		$54.22		$46.47
Total Return(d)	48.18%		(58.78)%		(21.81)%		30.16%		4.76%	(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$36,323		$43,718		$208,147		$473,172		$392,881
Ratios to average net assets (excluding interest expense):
Net investment income	6.58%		7.52%		4.65%		4.33%		4.53%
Operating expenses	0.84%		0.71%		1.55%		1.40%		1.96%
Ratios to average net assets (including interest expense):
Net investment income	6.58%		6.43%		3.14%		2.66%		2.87%
Operating expenses	0.84%		1.80%		3.06%		3.07%		3.62%
Portfolio turnover rate	291%		189%		222%		152%		206%

(a)	Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.
(b)	Per share numbers have been calculated using the average share method.
(c)	Amount represents less than $0.01 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	In 2005, the return excludes a reimbursement by the adviser for advisory fee correction. Including such item, the total return would have increased by 0.13%.

177

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD STRATEGIC REALTY FUND - CLASS B
	YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
Net asset value, beginning of period	$12.83		$34.42		$53.60		$46.00		$50.63
Income/(loss) from operations:
Net investment income	0.37		1.64	(b)	1.22	(b)	0.98	(b)	1.04	(b)
Net realized and unrealized gain/(loss) on investments	5.33		(21.44)		(12.79)		12.14		0.97
Total from investment operations	5.70		(19.80)		(11.57)		13.12		2.01
Less distributions:
From investment income	(0.64)		(1.40)		(1.49)		(1.79)		(1.79)
From capital gains	—		(0.10)		(6.12)		(3.73)		(4.84)
Tax return of capital	—		(0.29)		—		—		(0.07)
Total Distributions	(0.64)		(1.79)		(7.61)		(5.52)		(6.70)
Redemption fees added to paid in capital	0.00	(c)	—		0.00	(c)	0.00	(c)	0.00	(c)
Repayment of advisory fees	—		—		—		—		0.06
Net increase/(decrease) in net asset value	5.06		(21.59)		(19.18)		7.60		(4.63)
Net asset value, end of period	$17.89		$12.83		$34.42		$53.60		$46.00
Total Return(d)	47.02%		(59.07)%		(22.38)%		29.18%		3.96%	(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$8,729		$9,597		$37,461		$67,851		$57,629
Ratios to average net assets (excluding interest expense):
Net investment income	5.78%		6.77%		3.91%		3.58%		3.76%
Operating expenses	1.62%		1.46%		2.29%		2.15%		2.71%
Ratios to average net assets (including interest expense):
Net investment income	5.78%		5.68%		2.39%		1.91%		2.10%
Operating expenses	1.62%		2.55%		3.81%		3.82%		4.37%
Portfolio turnover rate	291%		189%		222%		152%		206%

(a)	Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.
(b)	Per share numbers have been calculated using the average share method.
(c)	Amount represents less than $0.01 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	In 2005, the return excludes a reimbursement by the adviser for advisory fee correction. Including such item, the total return would have increased by 0.13%.

178

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD STRATEGIC REALTY FUND - CLASS C
	YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
Net asset value, beginning of period	$12.84		$34.41		$53.56		$45.97		$50.60
Income/(loss) from operations:
Net investment income	0.53		1.64	(b)	1.22	(b)	0.98	(b)	1.04	(b)
Net realized and unrealized gain/(loss) on investments	5.16		(21.43)		(12.78)		12.13		0.97
Total from investment operations	5.69		(19.79)		(11.56)		13.11		2.01
Less distributions:
From investment income	(0.66)		(1.39)		(1.47)		(1.79)		(1.79)
From capital gains	—		(0.10)		(6.12)		(3.73)		(4.84)
Tax return of capital	—		(0.29)		—		—		(0.07)
Total distributions	(0.66)		(1.78)		(7.59)		(5.52)		(6.70)
Redemption fees added to paid in capital	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Repayment of advisory fees	—		—		—		—		0.06
Net increase/(decrease) in net asset value	5.03		(21.57)		(19.15)		7.59		(4.63)
Net asset value, end of period	$17.87		$12.84		$34.41		$53.56		$45.97
Total Return(d)	47.03%		(59.08)%		(22.36)%		29.18%		3.97%	(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$23,191		$22,658		$90,500		$183,049		$148,222
Ratios to average net assets (excluding interest expense):
Net investment income	5.77%		6.77%		3.90%		3.58%		3.76%
Operating expenses	1.65%		1.46%		2.30%		2.15%		2.71%
Ratios to average net assets (including interest expense):
Net investment income	5.77%		5.68%		2.39%		1.91%		2.10%
Operating expenses	1.65%		2.55%		3.81%		3.82%		4.37%
Portfolio turnover rate	291%		189%		222%		152%		206%

(a)	Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.
(b)	Per share numbers have been calculated using the average share method.
(c)	Amount represents less than $0.01 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	In 2005, the return excludes a reimbursement by the adviser for advisory fee correction. Including such item, the total return would have increased by 0.13%.

179

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD TACTICAL GROWTH FUND - CLASS C
	PERIOD ENDED DECEMBER 31, 2009(a)
Net asset value, beginning of period	$25.00
Income/(loss) from operations:
Net investment loss	(0.06)
Net realized and unrealized gain on investments	0.71
Total from investment operations	0.65
Net increase in net asset value	0.65
Net asset value, end of period	$25.65
Total Return(b)	2.60%	(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$23,250
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(1.71)%	(d)
Operating expenses including reimbursement/waiver	2.43%	(d)
Operating expenses excluding reimbursement/waiver	2.44%	(d)
Portfolio turnover rate	758%	(c)

(a)	The Fund began offering Class C shares on September 14, 2009.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.

180

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD U.S. GOVERNMENT MONEY FUND - CLASS A SHARES
	FOR THE YEARS ENDED DECEMBER 31,(5)
	2009(6)	2008	2007	2006	2005
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income(1)	0.00(4)	0.02	0.04	0.04	0.03
Net realized and unrealized gain on investments(1)	—	—	—	—	—
Total from investment operations	0.00(4)	0.02	0.04	0.04	0.03
Distributions from net investment income	0.00(4)	(0.02)	(0.04)	(0.04)	(0.03)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.20%	2.05%	4.46%	4.27%	2.54%
Net assets, end of period (in thousands)	$594	$708	$1,370	$290	$109
Ratio of expenses to average net assets(3)	0.75%	0.74%	0.72%	0.70%	0.65%
Ratio of net expenses to average net assets(3)	0.52%	0.74%	0.72%	0.70%	0.65%
Ratio of net investment income (loss) to (excluding waiver) average net assets	(0.02)%	2.22%	4.28%	4.30%	2.63%
Ratio of net investment income to average net assets	0.22%	2.22%	4.28%	4.30%	2.63%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	The effect of any custody credits on this ratio is less than 0.01%.
(4)	Less than $0.005 per share.
(5)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(6)	Prior to May 1, 2010, the Forward U.S. Government Money Fund – Class A was known as the Accessor U.S. Government Money Fund – A Class.

181

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD U.S. GOVERNMENT MONEY FUND - CLASS C SHARES
	FOR THE YEARS ENDED DECEMBER 31,(5)
	2009(6)		2008	2007	2006	2005
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income(1)	0.00	(4)	0.01	0.04	0.03	0.02
Net realized and unrealized gain on investments(1)	—		—	—	—	—
Total from investment operations	0.00	(4)	0.01	0.04	0.03	0.02
Distributions from net investment income	0.00	(4)	(0.01)	(0.04)	(0.03)	(0.02)
Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.16%		1.29%	3.70%	3.45%	1.91%
Net assets, end of period (in thousands)	$1,252		$1,937	$1,507	$2,808	$2,014
Ratio of expenses to average net assets(3)	1.50%		1.50%	1.46%	1.47%	1.29%
Ratio of net expenses to average net assets(3)	0.56%		1.50%	1.46%	1.47%	1.29%
Ratio of net investment income (loss) to (excluding waiver) average net assets	(0.77)%		1.24%	3.59%	3.42%	1.88%
Ratio of net investment income to average net assets	0.17%		1.24%	3.59%	3.42%	1.88%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Total return assumes dividend reinvestment and does not reflect the effect of sale charges.
(3)	The effect of any custody credits on this ratio is less than 0.01%.
(4)	Less than $0.005 per share.
(5)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(6)	Prior to May 1, 2010, the Forward U.S. Government Money Fund – Class C was known as the Accessor U.S. Government Money Fund – C Class.

182

Forward Funds Privacy Policy

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and
•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

183

Appendix—Description of Market Indices

Balanced Allocation Blended Index (50% Barclays Capital U.S. Aggregate Bond Index and 50% S&P 500 Index): The Balanced Allocation Blended Index is a hypothetical index constructed by Forward Management, which consists of 50% Barclays Capital U.S. Aggregate Bond Index and 50% S&P 500 Index.

Barclays Capital U.S. Aggregate Bond Index: The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclays Capital U.S. Corporate High-Yield Bond Index: The Barclays Capital U.S. Corporate High-Yield Bond Index covers the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Barclays Capital U.S. Government/Credit Bond Index: The Barclays Capital U.S. Government/Credit Bond Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher.

Barclays Capital U.S. Mortgage Backed Securities Index: The Barclays Capital U.S. Mortgage Backed Securities Index is an unmanaged index of fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

Barclays Capital U.S. Municipal Bond Index: The Barclays Capital U.S. Municipal Bond Index covers the USD-denominated long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

BofA Merrill Lynch Preferred Index: The BofA Merrill Lynch Preferred Index is a capitalization-weighted index of preferred stock issues that is generally representative of the market for preferred securities.

BofA Merrill Lynch U.S. High Yield Master II Index: The BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market.

Citigroup 3-Month Treasury Bill Index: The Citigroup 3- Month Treasury Bill Index is designed to measure the return of the 3 month Treasury bills.

Citigroup World BIG ex-U.S. Index Unhedged USD: The Citigroup World BIG (Broad Investment-Grade) Bond ex-U.S. Index Unhedged USD is a market capitalization weighted index that tracks the performance of international fixed rate bonds that have remaining maturities of one year or longer and that are rated BBB-/Baa3, or better, by S&P or Moody’s, respectively. This index excludes the U.S. and is unhedged USD.

FTSE EPRA/NAREIT Developed ex-US Index: The FTSE EPRA/NAREIT Developed ex-US Index is designed to track the performance of listed real estate companies and REITs worldwide, excluding U.S. companies.

FTSE NAREIT Composite Index: The FTSE NAREIT Composite Index is an unmanaged index consisting of approximately 200 Real Estate Investment Trust stocks.

FTSE NAREIT Equity REITs Index: The FTSE NAREIT Equity REITs Index is representative of the tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market.

Growth Allocation Blended Index (20% Barclays Capital U.S. Aggregate Bond Index and 80% S&P 500 Index): The Growth Allocation Blended Index is a hypothetical index constructed by Forward Management, which consists of 20% Barclays Capital U.S. Aggregate Bond Index and 80% S&P 500 Index.

Growth & Income Allocation Blended Index (40% Barclays Capital U.S. Aggregate Bond Index and 60% S&P 500 Index): The Growth & Income Allocation Blended Index is a hypothetical index constructed by Forward Management, which consists of 40% Barclays Capital U.S. Aggregate Bond Index and 60% S&P 500 Index.

Income & Growth Allocation Blended Index (70% Barclays Capital U.S. Aggregate Bond Index and 30% S&P 500 Index): The Income & Growth Allocation Blended Index is a hypothetical index constructed by Forward Management, which consists of 70% Barclays Capital U.S. Aggregate Bond Index and 30% S&P 500 Index.

International Fixed Income Blended Index (60% Citigroup World BIG ex-U.S. Index Unhedged USD/20% BofA Merrill Lynch European Currency High Yield Index Unhedged USD/20% JP Morgan GBI-EM Global Diversified Composite Index Unhedged USD): The International Fixed Income Blended Index is a hypothetical index created by Forward Management, which consists of 60% Citigroup World BIG Bond ex-U.S. Index Unhedged USD; 20% BofA Merrill Lynch European Currency High Yield Index Unhedged USD; and 20% JP Morgan GBI-EM Global Diversified Composite Index Unhedged USD. The BofA Merrill Lynch European Currency High Yield Index tracks the performance of below investment grade sterling, euro and euro legacy currency denominated bonds of corporate issuers domiciled in countries having an investment grade foreign currency long-term debt rating based on a composite of Moody’s and S&P. This index is unhedged USD. The JPMorgan GBI-EM (Government Bond Index-Emerging Markets) Global Diversified Composite Index Unhedged USD is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic currency government bonds and includes only the countries that give access to their capital market to foreign investors (excludes China, India, and Thailand). The index is market capitalization weighted, with a cap of 10% to any one country. This index is unhedged USD.

MSCI All Country World Index ex-USA: The MSCI All Country World Index ex-USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.

184

Appendix—Description of Market Indices

MSCI EAFE (Europe, Australasia, Far East) + Emerging Markets Index: The MSCI EAFE + Emerging Markets Index is an unmanaged index of 44 developed (excluding the U.S. and Canada and including Japan, the United Kingdom, Germany and France) and emerging market countries. The U.S. dollar is used as the base currency.

MSCI EAFE Small Cap Index: The MSCI EAFE Small Cap Index is an unmanaged, market-weighted index of small companies in developed markets, excluding the U.S. and Canada.

MSCI Emerging Markets Index: The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

Russell 2000 Growth Index: The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth value. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

Russell 2000 Index: The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

S&P 500 Growth Index: The S&P 500 Growth Index is an unmanaged index of growth stocks in the S&P 500 Index. Large capitalization growth stocks are the stocks within the S&P 500 Index that generally have high expected earnings growth and higher than average price-to-book ratios.

S&P 500 Index: The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

S&P 500 Value Index: The S&P 500 Value Index is an unmanaged index of value stocks in the S&P 500 Index. Large capitalization value stocks are the stocks within the S&P 500 Index that generally are priced below the market average based on earnings and lower than average price-to-book ratios.

S&P Global Infrastructure Index: The S&P Global Infrastructure Index provides liquid and tradable exposure to 75 companies from around the world that represent the listed infrastructure universe. The index has balanced weights across three distinct infrastructure clusters: utilities, transportation and energy.

The Wilshire 4500 Completion Index (Float-Adjusted): The Wilshire 4500 Completion Index (Float-Adjusted) is an unmanaged index of stocks of medium and small capitalization companies not in the S&P 500 Index.

185

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Banking and Finance Fund

Forward Emerging Markets Fund

Forward Global Infrastructure Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Growth Fund

Forward High Yield Bond Fund

Forward Income & Growth Allocation Fund

Forward Income Allocation Fund

Forward International Dividend Fund

Forward International Equity Fund

Forward International Fixed Income Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Equity Fund

Forward Large Cap Growth Fund

Forward Large Cap Value Fund

Forward Legato Fund

Forward Long/Short Credit Analysis Fund

Forward Mortgage Securities Fund

Forward Real Estate Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Small to Mid Cap Fund

Forward Strategic Realty Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Investment Advisor
Forward Management, LLC

Sub-Advisors

Acadian Asset Management LLC

Forward Large Cap Value Fund

Blackrock Financial Management, Inc.

Forward Mortgage Securities Fund

Broadmark Asset Management, LLC

Forward Tactical Growth Fund

Cedar Ridge Partners, LLC

Forward Long/Short Credit Analysis Fund

Conestoga Capital Advisors, LLC

Netols Asset Management Inc.

Riverbridge Partners, LLC

Forward Legato Fund

Emerald Mutual Fund Advisers Trust

Forward Banking and Finance Fund

Forward Growth Fund

First Western Investment Management, Inc.

Forward High Yield Bond Fund

Hoover Investment Management Co., LLC

Forward Small Cap Equity Fund

Lazard Asset Management LLC

Forward International Equity Fund

Los Angeles Capital Management and Equity Research, Inc.

Forward Small to Mid Cap Fund

Pacific Investment Management Company LLC

Forward Investment Grade Fixed-Income Fund

Pictet Asset Management Limited

Forward Emerging Markets Fund

Forward International Small Companies Fund

Pictet Asset Management SA

Forward International Fixed Income Fund

Smith Asset Management Group, LP

Forward Large Cap Growth Fund

Administrator ALPS Fund Services, Inc. Distributor ALPS Distributors, Inc. Counsel Dechert LLP	Independent Registered Public Accounting Firm PricewaterhouseCoopers, LLP Custodian Brown Brothers Harriman & Co. Transfer Agent ALPS Fund Services, Inc.

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Banking and Finance Fund

Forward Emerging Markets Fund

Forward Global Infrastructure Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Growth Fund

Forward High Yield Bond Fund

Forward Income & Growth Allocation Fund

Forward Income Allocation Fund

Forward International Dividend Fund

Forward International Equity Fund

Forward International Fixed Income Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Equity Fund

Forward Large Cap Growth Fund

Forward Large Cap Value Fund

Forward Legato Fund

Forward Long/Short Credit Analysis Fund

Forward Mortgage Securities Fund

Forward Real Estate Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Small to Mid Cap Fund

Forward Strategic Realty Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Want More Information?

You can find out more about our Funds by reviewing the following documents:

Annual And Semi-Annual Reports

Our annual and semi-annual reports list the holdings of each Fund, describe each Fund’s performance, include the Funds’ financial statements, and discuss the market conditions and strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement Of Additional Information

The Statement of Additional Information (“SAI”) contains additional and more detailed information about each Fund and is considered a part of this prospectus. The SAI also contains a description of the Funds’ policies and procedures for disclosing its portfolio holdings.

How Do I Obtain A Copy Of These Documents?

By following one of the four procedures below:

1. Call or write, and copies will be sent to you free of charge: Forward Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809. Or go to www.forwardfunds.com and download a free copy.

2. Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-0102. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.

3. Go to the EDGAR database on the SEC’s web site at

www.sec.gov and download a free text-only copy.

4. After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-06722

STAT001 050310

Printed on recycled paper using soy-based inks.

Prospectus

May 1, 2010

Investor and Institutional Class Shares

TICKERS
FUND	INVESTOR CLASS	INSTITUTIONAL CLASS
Forward Aggressive Growth Allocation Fund	ACAIX	AAGRX
Forward Balanced Allocation Fund	ACBIX	ABAAX
Forward Banking and Finance Fund	FFBFX	FFBFX
Forward Emerging Markets Fund	PGERX	PTEMX
Forward Frontier Markets Fund	FRONX	FRNMX
Forward Global Infrastructure Fund	None	KGIYX
Forward Growth & Income Allocation Fund	AGIIX	AGWAX
Forward Growth Allocation Fund	AGALX	ACGAX
Forward Growth Fund	None	FGROX
Forward High Yield Bond Fund	AHBIX	AHBAX
Forward Income & Growth Allocation Fund	ACIGX	AIGAX
Forward Income Allocation Fund	AIAIX	AIAAX
Forward International Dividend Fund	FFINX	FFIEX
Forward International Equity Fund	AIINX	ACIEX
Forward International Fixed Income Fund	FFXRX	FFXIX
Forward International Real Estate Fund	None	KIRYX
Forward International Small Companies Fund	PISRX	PTSCX
Forward Investment Grade Fixed-Income Fund	AITIX	AIFIX
Forward Large Cap Equity Fund	None	FFLSX
Forward Large Cap Growth Fund	AGRIX	AGROX
Forward Large Cap Value Fund	AVUIX	AVAIX
Forward Legato Fund	FLFRX	FFLFX
Forward Long/Short Credit Analysis Fund	FLSRX	FLSIX
Forward Mortgage Securities Fund	AMSIX	AMSFX
Forward Real Estate Fund	FFREX	FPREX
Forward Select Income Fund	None	KIFYX
Forward Small Cap Equity Fund	FFSCX	FFHIX
Forward Small to Mid Cap Fund	ACSIX	ASMCX
Forward Strategic Alternatives Fund	FSAFX	ASAFX
Forward Strategic Realty Fund	None	KSRYX
Forward Tactical Growth Fund	FFTGX	FTGWX
Forward U.S. Government Money Fund	AUIXX	AUSXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to say otherwise.

Forward Funds, like any other mutual funds, try to meet their stated investment goals but there is no guarantee that the goals will be met. Investments in the Funds are not bank deposits; they are not insured by the FDIC, the Federal government or any other agency.

Forward Funds also offer Class A, Class B, Class C, Class M, and Class Z shares by separate prospectuses, which are available upon request.

Forward Aggressive Growth Allocation Fund

Investment Objective

The Fund seeks high potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	N/A
Other Expenses	0.26%	0.26%
Acquired Fund Fees and Expenses	1.10%	1.10%
Total Annual Fund Operating Expenses	1.96%	1.46%
Fee Waiver and/or Expense Reimbursement(1)	–0.14%	–0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.82%	1.32%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until April 30, 2011.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$185	$134
3 Years	$602	$448
5 Years	$1,044	$784
10 Years	$2,271	$1,732

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more. The Advisor may from time to time modify the asset allocation of the Fund in response to the Advisor’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of

1

Forward Aggressive Growth Allocation Fund

U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	17.80%
Worst Quarter – December 31, 2008	–22.04%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Aggressive Growth Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	25.26%	–0.10%	0.06%
Return After Taxes on Distributions(1)	24.79%	–0.42%	–0.15%
Return After Taxes on Distributions and Sale of Fund Shares(1)	16.86%	–0.14%	0.00%
Forward Aggressive Growth Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	24.67%	–0.60%	–0.44%
S&P 500 Index	26.46%	0.42%	–0.07%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Roberge has managed the Fund since January 2007.

2

Forward Aggressive Growth Allocation Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Forward Balanced Allocation Fund

Investment Objective

The Fund seeks moderate current income and some potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	N/A
Other Expenses	0.15%	0.15%
Acquired Fund Fees and Expenses	0.99%	0.99%
Total Annual Fund Operating Expenses	1.74%	1.24%
Fee Waiver and/or Expense Reimbursement(1)	–0.12%	–0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.62%	1.12%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until April 30, 2011.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$165	$114
3 Years	$536	$381
5 Years	$932	$669
10 Years	$2,039	$1,488

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon. At all times, Forward Management intends to maintain the Fund’s asset allocation to at least 40% in equity Underlying Funds and to at least 25% in fixed-income Underlying Funds. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that

4

Forward Balanced Allocation Fund

a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	12.79%
Worst Quarter – December 31, 2008	–11.16%

5

Forward Balanced Allocation Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Balanced Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	20.97%	2.21%	2.75%
Return After Taxes on Distributions(1)	19.71%	1.17%	1.72%
Return After Taxes on Distributions and Sale of Fund Shares(1)	13.77%	1.34%	1.76%
Forward Balanced Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	20.38%	1.71%	2.24%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	5.75%
S&P 500 Index	26.46%	0.42%	–0.07%
Balanced Allocation Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)	16.34%	2.99%	3.17%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Roberge has managed the Fund since January 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Forward Banking and Finance Fund

Investment Objective

The Fund seeks long-term growth through capital appreciation. Income is a secondary objective.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses(1)	0.48%	0.48%
Total Annual Fund Operating Expenses	1.88%	1.53%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$191	$156
3 Years	$591	$483
5 Years	$1,016	$834
10 Years	$2,198	$1,821

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a portfolio of equity securities of companies principally engaged in the banking or financial services industries.

The Fund will usually emphasize smaller companies: those with a market capitalization of less than $1.5 billion. In addition, the Fund will invest not less than 25% of its net assets in securities of companies principally engaged in the banking industry and not less than 25% of its net assets in securities of companies principally engaged in the financial services industry. A company is defined as “principally engaged” in the banking or financial services industries if: a majority of the revenues or earnings were derived from the creation, purchase or sale of banking or financial services products; or a majority of the assets were devoted to such activities, based on the company’s most recent fiscal year.

Companies in the banking industry include U.S. commercial and industrial banking and savings institutions and their parent holding companies. Companies in the financial services industry include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies.

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Sub-Advisor”) utilizes a growth approach to choosing securities based upon fundamental research which attempts to identify companies whose earnings growth rate exceeds that of their peer group, exhibit a competitive advantage in niche markets, or do not receive significant coverage from other institutional investors.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Banking- and Financial Services-Related Investment: The banking and financial services industries are comparatively narrow segments of the economy. Entities in these industries may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations. In addition, entities in these industries are particularly vulnerable to certain factors affecting the industries as a whole, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an

7

Forward Banking and Finance Fund

investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of the Class A shares, which are not offered in this prospectus, are presented because Investor Class and Institutional Class shares were not offered during any of the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – September 30, 2008	22.64%
Worst Quarter – March 31, 2009	–19.75%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Banking and Finance Fund – Class A (Inception: 2/18/97)
Return Before Taxes	–16.39%	–10.10%	4.57%	5.77%
Return After Taxes on Distributions(1)	–16.42%	–10.82%	3.88%	4.60%
Return After Taxes on Distributions and Sale of Fund Shares(1)	–10.61%	–7.99%	4.06%	4.62%
Russell 2000 Index	27.17%	0.51%	3.51%	5.74%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management, LLC (“Forward Management” or the “Advisor” ) serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Manager

Forward Management has engaged the services of Emerald to act as sub-advisor to the Fund. Kenneth G. Mertz II, CFA, is responsible for the day-to-day management of the Fund’s portfolio and makes the final investment decisions for the Fund. Mr. Mertz is President of Emerald and has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

8

Forward Banking and Finance Fund

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

Forward Emerging Markets Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses	0.29%	0.29%
Total Annual Fund Operating Expenses	1.94%	1.54%
Fee Waiver and/or Expense Reimbursement(1)	–0.15%	–0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.79%	1.39%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.79% and 1.39%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Investor or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$182	$142
3 Years	$595	$472
5 Years	$1,033	$825
10 Years	$2,249	$1,820

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of emerging market companies. The Fund normally invests in at least fifteen but not fewer than eight emerging market countries. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

In allocating the Fund’s assets among emerging market countries, Pictet Asset Management Limited (“Pictet Ltd” or the “Sub-Advisor”) screens for countries that meet the following standards: safe custody of assets and freedom of capital movement; an ample number of undervalued stocks; favorable domestic liquidity environment; a liquid and diverse stock market; a good or improving fiscal balance; and an attractively valued exchange rate, combined with sustainable trade and current account balances.

In selecting individual stocks, the Sub-Advisor looks for companies with the following: strong cash generation prospects; strong balance sheets; asset valuations below replacement cost or below the average for its sector; a high free cash flow relative to the stock price; and in the case of banks, a low price to asset value, combined with a high return on equity.

In order to reduce transaction costs, Forward Management, LLC (“Forward Management” or the “Advisor”) will purchase futures and ETFs to “equitize” cash flows into the portfolio. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

10

Forward Emerging Markets Fund

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	32.39%
Worst Quarter – September 30, 2008	–29.38%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Emerging Markets Fund – Institutional Class (Inception: 10/4/95)
Return Before Taxes	76.94%	14.21%	9.96%	7.95%
Return After Taxes on Distributions(1)	76.67%	13.12%	9.32%	7.42%
Return After Taxes on Distributions and Sale of Fund Shares(1)	50.28%	12.20%	8.67%	6.92%
MSCI Emerging Markets Index	79.02%	15.89%	10.92%	8.60%
Forward Emerging Markets Fund – Investor Class (Inception: 4/9/03)
Return Before Taxes	76.16%	13.80%	N/A	22.79%
MSCI Emerging Markets Index	79.02%	15.89%	N/A	24.40%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

11

Forward Emerging Markets Fund

Investment Advisor/Portfolio Managers

(Cash Portion Only)

Forward Management serves as investment advisor to the Fund and directly manages the cash portion of the Fund without the use of a sub-advisor. The cash portion of the Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst. Mr. Rowader and Mr. Herber have co-primary responsibility for the day-to-day management of the cash portion of the Fund. Messrs. Rowader, O’Donnell, Herber, and Roberge have managed the cash portion of the Fund since August 2009.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Pictet Ltd, which is part of Pictet Asset Management, to act as sub-advisor for the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Nidhi Mahurkar, Co-Lead, Global Emerging Markets Equities, Klaus Bockstaller, Co-Lead, Global Emerging Markets Equities, Stephen Burrows, Senior Investment Manager and Product Specialist, and Jonathan Bell, Senior Investment Manager, Global Emerging Market Equities. Ms. Mahurkar has managed the Fund since May 2001. Mr. Bockstaller has managed the Fund since November 2009. Mr. Burrows has managed the Fund since October 2004. Mr. Bell has managed the Fund since May 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12

Forward Frontier Markets Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.10%
Other Expenses	0.38%	0.38%
Acquired Fund Fees and Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses	1.78%	1.48%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$181	$151
3 Years	$560	$468
5 Years	$964	$808
10 Years	$2,092	$1,766

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities with exposure to the returns of frontier markets. “Frontier Markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. Where exposure to Frontier Markets is not feasible, Forward Management, LLC (“Forward Management”

or the “Advisor”) will invest in securities with exposure to emerging markets. To the extent that the swaps, P-notes (participation interest notes that are issued by banks and designed to offer a return linked to a particular underlying equity, debt, currency or market), warrants, structured notes, futures and options (collectively, the “Structured Products”) used by the Fund have economic characteristics similar to Frontier Market countries, they will be counted toward the 80% policy described above. The Fund may invest in securities of companies having any capitalization.

The Advisor seeks exposure to Frontier Markets by attempting to approximate the country and industry allocations of the Fund’s benchmark, the MSCI Frontier Markets Index (the “Benchmark”), and will primarily invest directly or indirectly in Structured Products, exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), depositary receipts, and securities of companies in Frontier Market countries. The Fund may also invest in instruments based on country indexes, industries and sectors, individual stocks and currencies. The Fund may invest directly in such securities and financial instruments and/or indirectly by investing in shares of other investment companies. An issuer of a security generally will be considered to be located in a particular frontier market country or emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Due to potential difficulties regarding accessibility in some markets, the Fund’s actual holdings may deviate from the Benchmark. The Advisor will seek to reduce deviations whenever possible. When determining investment decisions, the Advisor will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, the Advisor will attempt to maximize the Fund’s overall exposure to Frontier Markets and lastly will seek exposure to emerging markets.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

13

Forward Frontier Markets Fund

Exchange-Traded Notes (“ETNs”): The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	32.55%
Worst Quarter – March 31, 2009	–22.17%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Frontier Markets Fund – Institutional Class (Inception: 12/31/08)
Return Before Taxes	2.89%	2.89%
Return After Taxes on Distributions(1)	–0.15%	–0.15%
Return After Taxes on Distributions and Sale of Fund Shares(1)	1.90%	1.90%
Forward Frontier Markets Fund – Investor Class (Inception: 12/31/08)
Return Before Taxes	3.03%	3.03%
MSCI Frontier Markets Index	11.61%	11.61%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, and Paul Herber, CFA, Investment Officer, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Mr. Herber, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, and Justin H. Roberge, Investment Analyst. Messrs. Rowader, Herber, O’Donnell, and Roberge have managed the Fund since its inception.

14

Forward Frontier Markets Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

15

Forward Global Infrastructure Fund

Investment Objective

The Fund seeks total return through capital appreciation and current income. The Fund invests primarily in global infrastructure-related securities.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses(1)	0.38%	0.38%
Total Annual Fund Operating Expenses	1.68%	1.28%
Fee Waiver and/or Expense Reimbursement(2)	–0.03%	–0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%	1.25%

(1)	Other Expenses for Investor Class shares are based on estimated amounts for the current fiscal year. Other Expenses for Institutional Class shares are restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until June 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.65% and 1.25%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$168	$127
3 Years	$527	$403
5 Years	$909	$699
10 Years	$1,982	$1,541

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in infrastructure-related securities issued by companies involved in the construction, development, financing or operation of infrastructure assets. Infrastructure assets are the physical structures and networks that provide necessary services to society such as: transportation and communications networks; water, sewer and energy utilities; energy storage and transportation; and public service facilities. Infrastructure-related businesses may also provide the services and raw materials necessary for the construction and maintenance of infrastructure assets, including: mining; shipping; timber; steel; alternative energy; agriculture; and energy production and exploration. In complying with this 80% investment requirement, the Fund may invest in equity securities, debt securities and limited partnership interests, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, options, exchange traded funds (“ETFs”), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Fund considers a company to be an infrastructure related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity.

Under normal conditions, the Fund will invest at least 40% of its net assets in the securities of issuers located outside the U.S., including in issuers located in emerging markets and frontier markets. An issuer of a security generally will be considered to be located in a particular non-U.S. country, including an emerging market country or frontier market country, if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

The Fund focuses on investments in infrastructure networks that generate stable revenue streams and positive cash flow. The Fund will also seek opportunities to participate in the growth in global infrastructure spending. Forward Management, LLC’s (“Forward Management” or the “Advisor”) investment process utilizes fundamental and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s assets and calculating relative return potential.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a

16

Forward Global Infrastructure Fund

risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Infrastructure-Related Investment: Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of the Investor Class shares are not presented because Investor Class shares were not offered during the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

The Fund began operations as the Kensington Global Infrastructure Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Global Infrastructure Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management. Performance Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington Global Infrastructure Fund.

17

Forward Global Infrastructure Fund

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	25.10%
Worst Quarter – September 30, 2008	–22.63%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Global Infrastructure Fund – Institutional Class (Inception: 6/29/07)
Return Before Taxes	29.84%	–7.54%
Return After Taxes on Distributions(1)	29.07%	–7.75%
Return After Taxes on Distributions and Sale of Fund Shares(1)	19.82%	–6.25%
S&P Global Infrastructure Index	25.28%	–7.09%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager and Ian Goltra, Portfolio Manager. Mr. Visse has primary responsibility for the day-to-day management of the Fund. Messrs. Beam and Visse have managed the Fund since its inception. Messrs. McGowan and O’Donnell have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18

Forward Growth & Income Allocation Fund

Investment Objective

The Fund seeks moderate potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	N/A
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses	0.97%	0.97%
Total Annual Fund Operating Expenses	1.75%	1.25%
Fee Waiver and/or Expense Reimbursement(1)	–0.13%	–0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.62%	1.12%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until April 30, 2011.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$165	$114
3 Years	$538	$384
5 Years	$936	$674
10 Years	$2,049	$1,498

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide a balanced mix of capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

19

Forward Growth & Income Allocation Fund

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	13.88%
Worst Quarter – December 31, 2008	–14.01%

20

Forward Growth & Income Allocation Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Growth & Income Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	22.39%	1.58%	2.14%
Return After Taxes on Distributions(1)	21.28%	0.66%	1.25%
Return After Taxes on Distributions and Sale of Fund Shares(1)	14.78%	0.90%	1.34%
Forward Growth & Income Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	21.84%	1.07%	1.64%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	5.75%
S&P 500 Index	26.46%	0.42%	–0.07%
Growth & Income Allocation Blended Index (40% Barclays Capital U.S. Aggregate Bond Index/60% S&P 500 Index)	18.40%	2.52%	2.57%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Roberge has managed the Fund since January 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

21

Forward Growth Allocation Fund

Investment Objective

The Fund seeks high potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Service Fees	0.25%	N/A
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses	1.07%	1.07%
Total Annual Fund Operating Expenses	1.85%	1.35%
Fee Waiver and/or Expense Reimbursement(1)	–0.14%	–0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.71%	1.21%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until April 30, 2011.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$174	$123
3 Years	$568	$414
5 Years	$987	$726
10 Years	$2,155	$1,610

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide capital appreciation and some current income to investors with a high risk tolerance and an investment time horizon of 10 years or more. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap

22

Forward Growth Allocation Fund

agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	15.72%
Worst Quarter – December 31, 2008	–18.14%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Growth Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	24.04%	0.86%	1.32%
Return After Taxes on Distributions(1)	23.22%	0.23%	0.71%
Return After Taxes on Distributions and Sale of Fund Shares(1)	15.96%	0.48%	0.82%
Forward Growth Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	23.35%	0.36%	0.83%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	5.75%
S&P 500 Index	26.46%	0.42%	–0.07%
Growth Allocation Blended Index (20% Barclays Capital U.S. Aggregate Bond Index/80% S&P 500 Index)	22.46%	1.52%	1.30%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

23

Forward Growth Allocation Fund

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Roberge has managed the Fund since January 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24

Forward Growth Fund

Investment Objective

The Fund seeks long-term growth through capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses(1)	0.29%	0.29%
Total Annual Fund Operating Expenses	1.44%	1.09%
Fee Waiver and/or Expense Reimbursement(2)	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.34%	0.99%

(1)	Other Expenses for Investor Class shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.34% and 0.99%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$136	$101
3 Years	$446	$337
5 Years	$777	$591
10 Years	$1,714	$1,318

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least of 80% of its net assets plus borrowings for investment purposes, if any, in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

The Fund utilizes a fundamental approach to choosing securities: the research staff of Emerald Mutual Fund Advisers Trust (“Emerald” or the “Sub-Advisor”), conducts company-specific research analysis to identify companies whose earnings growth rate exceeds that of their peer group. Companies with perceived leadership positions and competitive advantages in niche markets that do not receive significant coverage from other institutional investors are favored.

The Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies, which are defined by the Sub-Advisor as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Index.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

25

Forward Growth Fund

Performance Information

The following bar chart and table illustrate the risk of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns for Investor Class shares are not presented because the Investor Class shares were not offered during the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL

Best Quarter – September 30, 2009	17.66%
Worst Quarter – March 31, 2009	–8.25%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Growth Fund – Institutional Class (Inception: 10/21/08)
Return Before Taxes	33.50%	15.54%
Return After Taxes on Distributions(1)	33.50%	15.47%
Return After Taxes on Distributions and Sale of Fund Shares(1)	21.78%	13.22%
Russell 2000 Growth Index	34.47%	17.29%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Emerald to act as sub-advisor for the Fund. The members of the team are: Kenneth G. Mertz II, CFA, President, Stacey L. Sears, Portfolio Manager, Peter J. Niedland, CFA, Portfolo Manager, Joseph W. Garner, Director of Research for Emerald Research, the research arm of Emerald Asset Management, Inc. Mr. Mertz is responsible for the day-to-day management of the Fund’s portfolio and makes the final investment decisions for the Fund and has managed the Fund since its inception. Ms. Sears is responsible for the day-to-day management of the Fund’s portfolio and has mangaged the Fund since 2002. Mr. Niedland is responsible for the day-to-day management of the Fund’s portfolio and has managed the Fund since May 2010. Mr. Garner is responsible for the day-to-day management of the Fund’s portfolio and has managed the Fund since May 2006.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

26

Forward High Yield Bond Fund

Investment Objective

The Fund seeks high current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.61%	0.61%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	0.10%
Other Expenses	0.31%	0.31%
Total Annual Fund Operating Expenses	1.42%	1.02%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$145	$104
3 Years	$449	$325
5 Years	$776	$563
10 Years	$1,700	$1,247

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 202% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in lower-rated debt securities. The Fund will normally maintain its portfolio duration within a range of plus or minus 20% of the Fund’s benchmark, the BofA Merrill Lynch U.S. High Yield Master II Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of

“three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2010, the Benchmark’s duration was 4.2. The Fund may also invest in preferred stocks, convertible securities, and non-income producing high-yield bonds, such as zero-coupon bonds, which pay interest only at maturity, or payment in kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest-rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation. The Fund may invest in debt securities of any maturity.

First Western Investment Management, Inc. (“First Western” or the “Sub-Advisor”) selects debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. The investment process includes top-down research and sector analysis that establishes an investment policy based upon their view of the business cycle, interest rate trends, yield curve analysis, and sector analysis. This analysis is then followed by a bottom-up, credit research process. Company level analysis focuses on the nature of a company’s business, its strategy, and the quality of its management. The Sub-Advisor looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s investment objective.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade

27

Forward High Yield Bond Fund

securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	12.45%
Worst Quarter – December 31, 2008	–14.59%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward High Yield Bond Fund – Institutional Class (Inception: 5/1/00)
Return Before Taxes	40.36%	4.79%	6.25%
Return After Taxes on Distributions(1)	35.82%	1.86%	3.06%
Return After Taxes on Distributions and Sale of Fund Shares(1)	25.85%	2.32%	3.35%
Forward High Yield Bond Fund – Investor Class (Inception: 5/1/00)
Return Before Taxes	39.61%	4.48%	5.85%
BofA Merrill Lynch U.S. High Yield Master II Index	57.51%	6.35%	6.93%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

28

Forward High Yield Bond Fund

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Manager

Forward Management has engaged the services of First Western to act as sub-advisor to the Fund. The Fund is managed and all investment decisions are made by Steven S. Michaels. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the Fund since May 1, 2000. Mr. Michaels has managed the Fund since May 2000.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

29

Forward Income & Growth Allocation Fund

Investment Objective

The Fund seeks high current income and some potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	N/A
Other Expenses	0.23%	0.23%
Acquired Fund Fees and Expenses	0.95%	0.95%
Total Annual Fund Operating Expenses	1.78%	1.28%
Fee Waiver and/or Expense Reimbursement(1)	–0.12%	–0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.66%	1.16%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until April 30, 2011.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$169	$118
3 Years	$548	$394
5 Years	$953	$690
10 Years	$2,082	$1,533

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. fixed-income, international fixed-income, money market, U.S. equity, frontier and emerging market, and international equity. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide income and some capital appreciation to investors with a low risk tolerance and a 3-5 year investment time horizon. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

30

Forward Income & Growth Allocation Fund

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	10.77%
Worst Quarter – December 31, 2008	–7.66%

31

Forward Income & Growth Allocation Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Income & Growth Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	18.83%	2.59%	3.24%
Return After Taxes on Distributions(1)	17.35%	1.30%	1.96%
Return After Taxes on Distributions and Sale of Fund Shares(1)	12.28%	1.49%	2.02%
Forward Income & Growth Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	18.08%	2.09%	2.73%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	5.75%
S&P 500 Index	26.46%	0.42%	–0.07%
Income & Growth Allocation Blended Index (70% Barclays Capital U.S. Aggregate Bond Index/30% S&P 500 Index)	12.20%	3.85%	4.28%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Roberge has managed the Fund since January 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32

Forward Income Allocation Fund

Investment Objective

The Fund seeks high current income and some stability of principal.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	N/A
Other Expenses	0.45%	0.45%
Acquired Fund Fees and Expenses	0.87%	0.87%
Total Annual Fund Operating Expenses	1.92%	1.42%
Fee Waiver and/or Expense Reimbursement(1)	–0.11%	–0.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.81%	1.31%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until April 30, 2011.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$184	$133
3 Years	$592	$438
5 Years	$1,026	$766
10 Years	$2,231	$1,691

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. fixed-income, international fixed-income, money market, U.S. equity, frontier and emerging market, and international equity. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide income to investors with a low risk tolerance and a 1-3 year investment time horizon. The Advisor may from time to time modify the asset allocation of the Fund in response to the Advisor’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

33

Forward Income Allocation Fund

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	6.79%
Worst Quarter – September 30, 2008	–2.76%

34

Forward Income Allocation Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Income Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	15.14%	3.41%	4.02%
Return After Taxes on Distributions(1)	13.15%	1.63%	2.29%
Return After Taxes on Distributions and Sale of Fund Shares(1)	9.75%	1.85%	2.40%
Forward Income Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	14.58%	2.91%	3.50%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	5.75%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Roberge has managed the Fund since January 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

35

Forward International Dividend Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	1.65%	1.65%
Total Annual Fund Operating Expenses	2.90%	2.55%
Fee Waiver and/or Expense Reimbursement(1)	–1.30%	–1.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.60%	1.25%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.60% and 1.25%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$163	$127
3 Years	$775	$669
5 Years	$1,413	$1,238
10 Years	$3,126	$2,784

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of dividend paying companies located outside of the United States. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may invest a significant amount of its net assets in emerging market companies. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Fund may invest in securities of companies having any capitalization.

The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. Forward Management, LLC (“Forward Management” or the “Advisor”) generally chooses not to hedge the Fund’s currency exposure.

The Advisor selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

36

Forward International Dividend Fund

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On December 1, 2008, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before December 1, 2008 represent performance of prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—

INVESTOR CLASS

Best Quarter – June 30, 2009	22.11%
Worst Quarter – December 31, 2008	–29.65%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward International Dividend Fund – Investor Class (Inception: 10/1/98)
Return Before Taxes	35.88%	2.62%	0.43%	3.54%
Return After Taxes on Distributions(1)	28.63%	0.71%	–0.51%	2.62%
Return After Taxes on Distributions and Sale of Fund Shares(1)	29.21%	1.97%	0.24%	2.92%
MSCI All Country World Index ex-USA	42.14%	6.30%	3.12%	7.01%
Forward International Dividend Fund – Institutional Class (Inception: 5/1/07)
Return Before Taxes	35.84%	N/A	N/A	–14.44%
MSCI All Country World Index ex-USA	42.14%	N/A	N/A	–6.36%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class shares. After-tax returns for other classes will vary.

37

Forward International Dividend Fund

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, and Bruce R. Brewington, Portfolio Manager. Mr. Ruff has primary responsibility for the day-to-day management of the Fund. Messrs. O’Donnell, Ruff, Coleman, and Brewington have managed the Fund since December 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

38

Forward International Equity Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	0.10%
Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	1.92%	1.52%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$195	$155
3 Years	$603	$480
5 Years	$1,036	$829
10 Years	$2,240	$1,810

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowing for investment purposes, if any, in equity securities. The Fund will concentrate investments in international securities that are located in or traded in countries included in the MSCI EAFE + Emerging Markets Index (the “Benchmark”). The Fund may invest in companies that are in developed countries, as well as companies in countries or economies generally considered to be emerging or frontier markets by the

Benchmark. A company generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

Through the use of a proprietary model, Lazard Asset Management LLC (“Lazard” or the “Sub-Advisor”), uses a quantitative selection process to select securities within each underlying industry in the Benchmark. The Sub-Advisor’s bottom-up stock selection process is based on a quantitative multi-factor model that is used to select securities within each underlying industry in the Benchmark. The model factors evaluate the following metrics: value-comparing valuation measures on an industry and country basis; growth-measuring a company’s short and long term growth capabilities compared to its country and industry peers; sentiment-gauging market optimism for a stock measured in terms of price momentum and analyst expectations; and quality-assessing a company’s strength and operating efficiency.

Portfolio construction focuses on strong risk controls relative to the Benchmark, specifically for controlling country, sector and size exposures.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

39

Forward International Equity Fund

Growth Stocks: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. In addition, if the market does not come to share Forward Management, LLC’s (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Value Stocks: Although the Fund may invest in securities that Forward Management and/or the Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On December 1, 2008, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before December 1, 2008 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	27.14%
Worst Quarter – December 31, 2008	–28.68%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward International Equity Fund – Institutional Class (Inception: 10/3/94)
Return Before Taxes	37.02%	2.37%	–1.51%	4.52%
Return After Taxes on Distributions(1)	36.56%	1.85%	–2.02%	3.72%
Return After Taxes on Distributions and Sale of Fund Shares(1)	25.70%	2.16%	–1.35%	3.71%
MSCI EAFE + Emerging Markets Index	41.10%	5.97%	2.79%	5.58%
Forward International Equity Fund – Investor Class (Inception: 7/6/98)
Return Before Taxes	36.57%	1.92%	–1.94%	1.38%
MSCI EAFE + Emerging Markets Index	41.10%	5.97%	2.79%	4.83%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

40

Forward International Equity Fund

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Lazard to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Paul Moghtader, CFA, Taras Ivanenko, CFA, Peter Kashanek, Alex Lai, CFA, and Craig Scholl, CFA. Messrs. Moghtader, Ivanenko, Kashanek, and Scholl have managed the Fund since December 2008. Mr. Lai has managed the Fund since January 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

41

Forward International Fixed Income Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	1.52%	1.12%
Fee Waiver and/or Expense Reimbursement(1)	–0.13%	–0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	0.99%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.39% and 0.99%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$142	$101
3 Years	$467	$343
5 Years	$816	$604
10 Years	$1,799	$1,350

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a diversified portfolio of fixed income securities of companies and governments located outside the United States. The Fund seeks to offer exposure primarily to non-U.S. dollar denominated fixed income securities of non-U.S. issuers and derivatives. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in non-fixed income securities of companies and governments located outside the United States. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund will not invest more than 40% of its net assets in emerging market countries. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

In allocating the Fund’s assets among emerging market countries, Pictet Asset Management SA (“PAM SA” or the “Sub-Advisor”) will take into account the following factors: safe custody of assets and freedom of capital movement; a favorable domestic liquidity environment; a reasonably liquid and diverse fixed income market; and an undervalued or fairly valued exchange rate, combined with sustainable trade and current account balances.

The Fund does not have an average duration or maturity target. The Fund may invest in all fixed income asset classes including non-U.S. government and investment-grade and high yield, high risk non-U.S. corporate instruments. The Fund will not invest more than 40% of its net assets plus borrowings for investment purposes, if any, in lower-rated debt securities.

The Sub-Advisor builds the portfolio through a diversity of fixed income strategies, each with defined risk and expected return contributions. The investment strategies may include the following: investing in foreign currencies from developed and emerging market countries; investing in investment grade non-U.S. corporate bonds or using credit default swaps to hedge corporate bonds; investing in high yield, below investment grade non-U.S. corporate bonds; investing in emerging market government or corporate bonds; taking long or short positions primarily on non-U.S. government bonds while also seeking to take advantage of distortion of the shape of the yield curve. A strategy or combination of strategies is employed after consideration of the strategy’s individual merits, its correlation to the existing portfolio and the Sub-Advisor’s outlook for the markets.

To reduce the risks of fluctuating exchange rates, the Fund may enter into forward foreign currency exchange contracts. For hedging and non-hedging purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates.

42

Forward International Fixed Income Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

43

Forward International Fixed Income Fund

CALENDAR YEAR TOTAL RETURNS—

INVESTOR CLASS

                                    [CHART]

Best Quarter – June 30, 2009	13.01%
Worst Quarter – September 30, 2008	–7.46%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward International Fixed Income Fund – Investor Class (Inception: 10/5/07)
Return Before Taxes	18.43%	6.75%
Return After Taxes on Distributions(1)	16.86%	5.31%
Return After Taxes on Distributions and Sale of Fund Shares(1)	11.89%	4.89%
Forward International Fixed Income Fund – Institutional Class (Inception: 10/5/07)
Return Before Taxes	18.70%	7.05%
Citigroup World BIG ex-U.S. Index Unhedged USD	6.84%	8.26%
International Fixed Income Blended Index (60% Citigroup World BIG ex-U.S. Index Unhedged USD/20% BofA Merrill Lynch European Currency High Yield Index Unhedged USD/20% JP Morgan GBI-EM Global Diversified Composite Index Unhedged USD)	23.35%	8.55%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of PAM SA to act as sub-advisor for the Fund. The Fund is team managed and all investment decisions are made jointly. The members of the team are: Sebastien Eisinger, Head, Fixed Income Team, Mickael Benhaim, Head of Global Bonds, Fixed Income Team, Alexander Baskov, Senior Investment Manager, Fixed Income Team, David Bopp, CFA, Investment Manager, Fixed Income Team, and Simon Lue-Fong, Head of Global Emerging Debt, Fixed Income Team. Messrs. Eisinger, Benhaim, Baskov, Bopp, and Lue-Fong have managed the Fund since its inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

44

Forward International Real Estate Fund

Investment Objective

The Fund seeks total return from both capital appreciation and current income through investing primarily in a portfolio of non-U.S. real estate securities.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses(1)	0.60%	0.60%
Total Annual Fund Operating Expenses	2.00%	1.60%
Fee Waiver and/or Expense Reimbursement(2)	–0.20%	–0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.80%	1.40%

(1)	Other Expenses for Investor Class shares are based on estimated amounts for the current fiscal year. Other Expenses for Institutional Class shares are restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until June 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.80% and 1.40%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$183	$143
3 Years	$608	$485
5 Years	$1,059	$852
10 Years	$2,308	$1,881

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 143% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in non-U.S. securities of real estate and real estate-related companies in at least three different countries. The Fund may invest in equity securities, debt securities and limited partnership interests and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, options, exchange-traded funds, American Depositary Receipts, and European Depositary Receipts. The Fund may invest up to 20% of its assets in U.S. real estate and real estate related companies. The Fund may invest in securities of companies having any capitalization and debt securities of any maturity.

The Fund may also invest in issuers located in emerging or frontier markets countries. An issuer generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Forward Management, LLC (“Forward Management” or the “Advisor”) allocates the Fund’s assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the Advisor utilizes fundamental real estate analysis and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential among other things.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a

45

Forward International Real Estate Fund

risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns for Investor Class shares are not presented because the Investor Class shares were not offered during the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

The Fund began operations as the Kensington International Real Estate Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington International Real Estate Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management. Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington International Real Estate Fund.

46

Forward International Real Estate Fund

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	30.59%
Worst Quarter – December 31, 2008	–27.54%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward International Real Estate Fund – Institutional Class (Inception: 4/28/06)
Return Before Taxes	36.49%	–6.21%
Return After Taxes on Distributions(1)	30.87%	–7.49%
Return After Taxes on Distributions and Sale of Fund Shares(1)	23.70%	–5.63%
FTSE EPRA/NAREIT Developed ex-US Index	44.56%	–3.65%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Michael

McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, and Ian Goltra, Portfolio Manager. Mr. McGowan has primary responsibility for the day-to-day management of the Fund. Mr. Beam has managed the Fund since its inception. Mr. McGowan has managed the Fund since 2008. Messrs. O’Donnell and Visse have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

47

Forward International Small Companies Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	0.24%	0.24%
Total Annual Fund Operating Expenses	1.64%	1.29%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$167	$131
3 Years	$517	$409
5 Years	$891	$707
10 Years	$1,941	$1,555

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in medium and large capitalization companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country.

Pictet Asset Management Limited (“Pictet Ltd” or the “Sub-Advisor”) typically focuses its research on companies that are capitalized at less than $4 billion. The Sub-Advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the Sub-Advisor normally does not invest in companies with a market capitalization lower than $150 million, although it may do so.

The Sub-Advisor uses a “bottom-up” approach to identify 120-130 top investment opportunities using a systematic approach to stock selection and portfolio construction consisting of three stages: research short list; primary research; and stock selection. The research short list is created by screening more than 10,000 companies using both absolute measures of value based on returns to equity investors, and relative measures based on return on capital employed. The primary research stage includes a review of a company’s strategy, operations, internal controls and management. This evaluation includes a review of financial statements focusing on balance sheet strength, operating performance and valuation. Finally, at the stock selection stage, the Sub-Advisor constructs the portfolio using a team approach. The Fund’s exposure is monitored at the regional, sector and stock level.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

48

Forward International Small Companies Fund

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – March 31, 2000	38.93%
Worst Quarter – September 30, 2008	–23.85%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward International Small Companies Fund – Institutional Class (Inception: 2/7/96)
Return Before Taxes	29.37%	3.53%	5.09%	8.39%
Return After Taxes on Distributions(1)	29.19%	2.53%	4.32%	6.52%
Return After Taxes on Distributions and Sale of Fund Shares(1)	19.48%	2.84%	4.20%	6.36%
MSCI EAFE Small Cap Index	47.32%	3.88%	6.87%	4.31%
Forward International Small Companies Fund – Investor Class (Inception: 3/5/02)
Return Before Taxes	28.89%	3.21%	N/A	10.03%
MSCI EAFE Small Cap Index	47.32%	3.88%	N/A	11.82%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Class shares. After-tax returns for other classes will vary.

49

Forward International Small Companies Fund

Investment Advisor

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Pictet Ltd, which is part of Pictet Asset Management, to act as sub-advisor for the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Aylin Suntay, Team Head and Senior Investment Manager, Justin Hill, Senior Investment Manager, Michael McLaughlin, Senior Investment Manager, Oliver Knobloch, Senior Investment Manager, and Bill Barker, Senior Investment Manager. Ms. Suntay has managed the Fund since September 2006. Mr. Hill has managed the Fund since October 2001. Mr. McLaughlin has managed the Fund since February 1996. Mr. Knobloch has managed the Fund since September 2006. Mr. Barker has managed the Fund since November 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

50

Forward Investment Grade Fixed-Income Fund

Investment Objective

The Fund seeks generation of current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.58%	0.58%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	0.10%
Other Expenses	0.35%	0.35%
Total Annual Fund Operating Expenses	1.43%	1.03%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$146	$105
3 Years	$452	$328
5 Years	$781	$568
10 Years	$1,711	$1,258

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 463% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in investment-grade, debt securities or synthetic or other instruments (i.e., options, swaps, forwards and futures) that have similar economic characteristics to investment-grade debt securities. The Fund primarily invests in U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality. The Fund’s portfolio duration will typically be within two years of the Fund’s benchmark, the Barclays Capital U.S. Government/Credit Bond Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2010, the Benchmark’s duration was 5.3.

The investment process includes both top-down and bottom-up decision making. The top-down analysis is determined by Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Advisor”), which establishes an outlook for global bond markets over the next three to five years. Selected members of the investment staff monitor monetary and fiscal policy, inflation, demographics, technology, productivity trends, global trade, etc., and the outlook is supplemented by quarterly economic forums which are used to evaluate growth and inflation over the business cycle horizon of the next 6-9 months.

Sector specialists play a key role in bottom-up security selection determining relative value within their sectors. Sector specialists are assisted by a staff of analysts who conduct independent security analysis, and library of proprietary analytical software helps to quantify risks and relative value in different securities.

The Sub-Advisor’s Investment Committee defines the model portfolio and a generalist portfolio manager is assigned to manage the portfolio. This portfolio manager is required to keep portfolio characteristics within a moderate range around the model’s targets.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

51

Forward Investment Grade Fixed-Income Fund

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On May 19, 2008, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before May 19, 2008 represent performance of prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	7.59%
Worst Quarter – June 30, 2008	–3.52%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Investment Grade Fixed-Income Fund – Institutional Class (Inception: 6/15/92)
Return Before Taxes	10.69%	3.78%	5.72%	5.60%
Return After Taxes on Distributions(1)	8.43%	1.51%	3.42%	3.24%
Return After Taxes on Distributions and Sale of Fund Shares(1)	6.90%	1.88%	3.55%	3.35%
Barclays Capital U.S. Government/Credit Bond Index	4.52%	4.71%	6.34%	6.52%
Forward Investment Grade Fixed-Income Fund – Investor Class (Inception: 7/14/98)
Return Before Taxes	10.12%	3.33%	5.23%	4.56%
Barclays Capital U.S. Government/Credit Bond Index	4.52%	4.71%	6.34%	5.77%

52

Forward Investment Grade Fixed-Income Fund

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Manager

Forward Management has engaged the services of PIMCO to act as sub-advisor to the Fund. The portfolio manager of the Fund is Chris Dialynas. Mr. Dialynas is a Managing Director, portfolio manager, and a senior member of PIMCO’s investment strategy group and has managed the Fund since May 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

53

Forward Large Cap Equity Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses(1)	0.69%	0.69%
Total Annual Fund Operating Expenses	1.89%	1.54%
Fee Waiver and/or Expense Reimbursement(2)	–0.55%	–0.55%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.34%	0.99%

(1)	Other Expenses for Investor Class shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.34% and 0.99%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$136	$101
3 Years	$540	$432
5 Years	$970	$787
10 Years	$2,164	$1,786

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies that have large capitalizations. For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $3.5 billion or are included in the S&P 500 Index.

Forward Management, LLC (“Forward Management” or the “Advisor”) seeks to invest in companies that it believes have the potential to outperform the Fund’s benchmark index. The Advisor’s investment strategy includes quantitative screening techniques, fundamental analysis and risk management. Security selection seeks to position the Fund in large cap stocks exhibiting combinations of fundamental quality, dividend yield, dividend growth potential, earnings growth, revenue growth, cash flow growth or anticipated price appreciation. When considering stocks, the Advisor seeks to draw on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis, attractiveness of earnings growth, cash flow strength, dividend growth potential, revenue growth potential, balance sheet strength, or valuation characteristics.

The Advisor regularly monitors the portfolio holdings and will normally sell a stock when the stock exceeds predetermined valuation targets or when, in the Advisor’s opinion, it appears that fundamentals are deteriorating or are not progressing as expected.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of Investor Class shares are not presented because Investor Class shares were not offered during any of the periods shown. All of

54

Forward Large Cap Equity Fund

the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On August 15, 2009, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before August 15, 2009 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS— INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	15.67%
Worst Quarter – December 31, 2008	–21.39%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Large Cap Equity Fund – Institutional Class Shares (Inception: 1/31/07)
Return Before Taxes	24.34%	–3.73%
Return After Taxes on Distributions(1)	23.91%	–3.93%
Return After Taxes on Distributions and Sale of Fund Shares(1)	16.39%	–3.15%
S&P 500 Index	26.46%	–6.26%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager and Bruce R. Brewington, Portfolio Manager. Mr. O’Donnell and Mr. Ruff have co-primary responsibility for the day-to-day management of the Fund. Messrs. O’Donnell, Ruff, Coleman, and Brewington have managed the Fund since August 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

55

Forward Large Cap Growth Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.67%	0.67%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	0.10%
Other Expenses	0.31%	0.31%
Total Annual Fund Operating Expenses	1.48%	1.08%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$151	$110
3 Years	$468	$343
5 Years	$808	$595
10 Years	$1,766	$1,316

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowing for investment purposes, if any, in equity securities that have large capitalizations. Smith Asset Management Group, LP (“Smith Group” or the “Sub-Advisor”), employs a bottom-up stock selection process, while maintaining an overall risk level similar to that of the Fund’s benchmark, the S&P 500 Growth Index. For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $3.5 billion or companies included in the S&P 500 Index.

The primary emphasis of the Sub-Advisor’s bottom-up stock selection process focuses on excess returns derived from two sources. First, all stocks must pass through a valuation screen designed to eliminate all companies trading above their historical relative price/earnings ratio. Second, stocks passing this screen are evaluated on the basis of their ability to produce improved earnings quality and report earnings above expectations.

The Sub-Advisor has developed a process of combining traditional fundamental research, behavioral finance and the latest technological tools in order to find companies with hidden fundamental business improvement. This process seeks to find undervalued companies that have a catalyst for unlocking their value, providing a balance within the portfolio to exposures to valuation and growth. The Sub-Advisor buys companies that are undervalued according to a number of commonly accepted value measures, but have improving business fundamentals evidenced by a pattern of reporting earnings that are better than expected. During the period in which a company is reporting this series of positive earnings surprises it is generally experiencing rapidly accelerating earnings growth that is above the company’s historic growth rate.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Growth Stocks: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. In addition, if the market does not come to share Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is

56

Forward Large Cap Growth Fund

included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On March 1, 2007, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before March 1, 2007 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	13.50%
Worst Quarter – December 31, 2008	–19.75%

Average Annual Total Returns

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Large Cap Growth Fund – Institutional Class (Inception: 8/24/92)
Return Before Taxes	26.72%	0.01%	–3.97%	7.40%
Return After Taxes on Distributions(1)	26.59%	–0.07%	–4.05%	6.29%
Return After Taxes on Distributions and Sale of Fund Shares(1)	17.50%	–0.02%	–3.31%	5.99%
S&P 500 Growth Index	31.57%	0.96%	–3.57%	N/A
Forward Large Cap Growth Fund – Investor Class (Inception: 7/1/98)
Return Before Taxes	26.21%	–0.16%	–4.27%	–0.48%
S&P 500 Growth Index	31.57%	0.96%	–3.57%	0.55%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Smith Group to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are Stephen S. Smith, CFA, Chief Executive and Investment Officer, John D. Brim, CFA, Portfolio Manager, Royce W. Medlin, CFA, Portfolio Manager and William Ketterer, CFA, Portfolio Manager. Messrs. Smith, Brim, Medlin, and Ketterer have managed the Fund since September 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

57

Forward Large Cap Value Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.69%	0.69%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	0.10%
Other Expenses	0.31%	0.31%
Total Annual Fund Operating Expenses	1.50%	1.10%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$153	$112
3 Years	$474	$350
5 Years	$818	$606
10 Years	$1,788	$1,339

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 227% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities that have large capitalizations. Acadian Asset Management, Inc. (“Acadian” or the “Sub-Advisor”) employs a quantitative process for determining which issuers are undervalued relative to their peers and have favorable earnings, quality and price characteristics. For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $3.5 billion or are included in the S&P 500 Index.

The Sub-Advisor uses quantitative factors including valuation, earnings, quality metrics, price movements and size in an effort to predict how well each stock in its universe will perform relative to its peer group. It also applies separate industry models including valuation, risk, growth and economic movements to forecast industry group level returns, in an effort to predict how well the stock’s industry group will perform relative to other industry groups. The Sub-Advisor combines and weighs the values of all the factors, utilizing a proprietary methodology to determine a return forecast for each stock and ranks its universe from most attractive to least attractive. The Sub-Advisor then uses a portfolio optimization system to balance the expected return with such considerations as the Fund’s benchmark index, targeted level of risk, transaction cost estimates and other requirements. Industry weights result from this bottom-up stock selection process with overall portfolio risk control ensuring an appropriate level of diversification. A stock is sold if its expected return deteriorates to the point where it can be replaced by a more attractive holding, and a replacement stock’s expected return must be enough to offset the transaction costs of selling the current holding and buying the new opportunity.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Value Stocks: Although the Fund may invest in securities that Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is

58

Forward Large Cap Value Fund

included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On March 1, 2007, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before March 1, 2007 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	18.46%
Worst Quarter – December 31, 2008	–21.54%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Large Cap Value Fund – Institutional Class (Inception: 8/24/92)
Return Before Taxes	17.13%	–1.89%	–0.30%	6.66%
Return After Taxes on Distributions(1)	16.78%	–2.31%	–0.83%	5.19%
Return After Taxes on Distributions and Sale of Fund Shares(1)	11.51%	–1.66%	–0.45%	5.12%
S&P 500 Value Index	21.18%	–0.27%	1.20%	N/A
Forward Large Cap Value Fund – Investor Class (Inception: 7/1/98)
Return Before Taxes	16.60%	–2.33%	–0.74%	–0.20%
S&P 500 Value Index	21.18%	–0.27%	1.20%	1.80%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Acadian to act as sub-advisor to the Fund. The core equity investment team oversees a single process that produces all core equity portfolios. This team consists of 15 portfolio managers. A lead manager is assigned to monitor adherence to client specific investment objectives. The lead portfolio manager of the Fund is Constantine P. Papageorgiou, CFA. Mr. Papageorgiou is a Vice President and Portfolio Manager at Acadian and has managed the Fund since March 2007. The backup portfolio manager of the Fund is Qi Zeng, CFA. Ms. Zeng is a Senior Vice President and Portfolio Manager at Acadian.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

59

Forward Legato Fund

Investment Objective

The Fund seeks to achieve high total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	0.69%	0.69%
Total Annual Fund Operating Expenses	2.09%	1.74%
Fee Waiver and/or Expense Reimbursement(1)	–0.38%	–0.38%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.71%	1.36%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.71% and 1.36%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$174	$138
3 Years	$618	$512
5 Years	$1,088	$908
10 Years	$2,387	$2,018

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of companies that have small market capitalizations of no larger than $3 billion at the time of initial purchase. Netols Asset Management, Inc. (“NAM”), Riverbridge Partners, LLC (“Riverbridge”) and Conestoga Capital Advisors, LLC (“CCA”) (each a “Sub-Advisor” and collectively the “Sub-Advisors”) may continue to hold securities of companies whose market capitalizations exceed $3 billion. The Fund may also invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated by Forward Management, LLC (“Forward Management” or the “Advisor”) to different Sub-Advisors who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another: Value Style Investment Managers emphasize investments in equity securities of companies that appear to be undervalued relative to their intrinsic value, based on earnings, book value, or cash flow; Growth Style Investment Managers emphasize investments in equity securities of companies with above-average earnings growth prospects; Core Style Investment Managers emphasize investments in equity securities of companies from the broad equity market rather than focusing on the growth or value segments of the market.

The Fund’s assets are currently allocated among three Sub-Advisors, each of which acts independently of the others and uses its own methodology to select portfolio investments. NAM, the Value Style Investment Manager, utilizes a bottom-up value approach to investing with a focus on the inefficient and under-followed areas of the stock market. Riverbridge, the Growth Style Investment Manager, focuses on companies that are building their earnings power and the intrinsic value of the company over long periods of time by investing in what they believe to be high-quality growth companies demonstrating the ability to sustain strong secular earnings growth. CCA, the Core Style Investment Manager, utilizes a core investment strategy based upon three principles: invest in well-managed companies capable of growing through multiple business cycles; purchase companies at reasonable valuations relative to their internal growth rates; and permit compounding of returns to generate superior long-term performance relative to the Russell 2000 Index.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

60

Forward Legato Fund

Multi-Manager: Although Forward Management monitors and seeks to coordinate the overall management of the Fund, each sub-advisor makes investment decisions independently, and it is possible that the investment styles of the sub-advisors may not complement one another. As a result, the Fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if the Fund had a single manager.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS— INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	20.22%
Worst Quarter – March 31, 2009	–11.22%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Legato Fund – Institutional Class Shares (Inception: 5/1/08)
Return Before Taxes	27.00%	–4.06%
Return After Taxes on Distributions(1)	26.97%	–4.34%
Return After Taxes on Distributions and Sale of Fund Shares(1)	17.58%	–3.50%
Russell 2000 Index	27.17%	–7.36%
Forward Legato Fund – Investor Class Shares (Inception: 10/21/08)
Return Before Taxes	26.44%	14.10%
Russell 2000 Index	27.17%	13.73%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Class shares. After-tax returns for other classes will vary.

61

Forward Legato Fund

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisors/Portfolio Managers

Forward Management has engaged the services of NAM to act as one of the sub-advisors to the Fund. Jeffery W. Netols, President and Portfolio Manager of NAM, is responsible for the day-to-day management of NAM’s segment of the Fund’s portfolio and he makes the final investment decisions for Netols’ segment of the Fund’s portfolio. Mr. Netols has managed NAM’s segment of the Fund’s portfolio since the Fund’s inception.

Forward Management has engaged the services of Riverbridge to act as one of the sub-advisors to the Fund. Mark A. Thompson, Chief Investment Officer, Rick D. Moulton, CFA, Principal and Research Analyst, Dana L. Feick, CFA, Principal and Research Analyst, and Philip W. Dobrzynski, CFA, Principal and Research Analyst are as a team collectively responsible for the day-to-day management of the Riverbridge segment of the Fund’s portfolio and the team collectively makes the final investment decisions for Riverbridge’s segment of the Fund’s portfolio. Messrs. Thompson, Moulton, Feick, and Dobrzynski have managed Riverbridge’s segment of the Fund’s portfolio since the Fund’s inception.

Forward Management has engaged the services of CCA to act as one of the sub-advisors to the Fund. William C. Martindale Jr, Managing Partner and Chief Investment Officer, and Robert M. Mitchell, Managing Partner and Portfolio Manager, are responsible for the day-to-day management of CCA’s segment of the Fund’s portfolio and makes the final investment decisions for CCA’s segment of the Fund’s portfolio. Messrs. Martindale and Mitchell have managed CCA’s segment of the Fund’s portfolio since the Fund’s inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 1-800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

62

Forward Long/Short Credit Analysis Fund

Investment Objective

The Fund seeks to maximize total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.50%	1.50%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	0.32%	0.32%
Interest Expense on Short Sales	1.90%	1.90%
Total Other Expenses	2.22%	2.22%
Total Annual Fund Operating Expenses	4.12%	3.77%
Fee Waiver and/or Expense Reimbursement(1)	–0.23%	–0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.89%	3.54%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.99% and 1.64%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$391	$357
3 Years	$1,231	$1,131
5 Years	$2,086	$1,924
10 Years	$4,288	$3,991

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 221% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, floating rate or zero coupon securities and non-convertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures and options and other derivative instruments. The Fund may invest in derivatives both for hedging purposes and in an attempt to achieve investment returns consistent with the Fund’s investment objective. These instruments include options, futures contracts, forward currency contracts, swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps) and similar instruments. The Fund seeks to maximize total return and minimize investment risk using a credit-based, relative value investment strategy. The Fund will seek to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit risk markets.

The Fund uses a “credit long/short” investment strategy based on credit assessments of individual issues and sectors. Cedar Ridge Partners LLC (“Cedar Ridge” or the “Sub-Advisor”) will screen various sectors in order to attempt to locate undervalued and overlooked opportunities, as well as to attempt to exploit certain arbitrage opportunities among the various fixed income markets. The Sub-Advisor expects to express positive views on specific credits by taking long positions in cash bonds and negative views on specific credits by taking short positions in cash bonds. The Fund’s short positions may equal up to 100% of the Fund’s net asset value, and it is possible that at certain times, the Fund may be approximately “100”% short. The Fund may also invest without limit in federally tax-exempt municipal bonds.

The Fund may invest its total assets, including borrowings for investment purposes and proceeds from short selling, if any, without restriction in: investment-grade debt securities and lower-rated debt securities; debt securities that rank junior to other outstanding securities and obligations of an issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets; debt securities that are not protected by financial covenants or limitations on additional indebtedness; and securities that are moral obligations of issuers or subject to appropriations. In such situations, the Fund will be subject to additional credit and liquidity risks. The Fund may invest in debt securities of any credit quality and maturity. The Fund may also engage in borrowing for cash management purposes or for investment purposes, in order to increase its holdings of portfolio securities and/or to collateralize short sale positions.

The Sub-Advisor will seek to control risk by hedging portfolio risk through both long and short positions, based on individual credit evaluations, as well as by engaging in certain strategies such as interest rate swaps, credit default swaps, total return swaps, futures and options to hedge the portfolio’s interest rate risk.

63

Forward Long/Short Credit Analysis Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Municipal Bonds: If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. In addition, interest rates on tax-exempt municipal bonds are generally lower than taxable bonds, and the return on investment in the Fund may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Tax Reform: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

64

Forward Long/Short Credit Analysis Fund

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS— INVESTOR CLASS

Best Quarter – September 30, 2009	20.92%
Worst Quarter – December 31, 2009	–0.95%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Long/Short Credit Analysis Fund – Investor Class (Inception: 5/1/08)
Return Before Taxes	46.56%	12.79%
Return After Taxes on Distributions(1)	46.08%	12.14%
Return After Taxes on Distributions and Sale of Fund Shares(1)	32.40%	11.40%
Forward Long/Short Credit Analysis Fund – Institutional Class (Inception: 5/1/08)
Return Before Taxes	47.08%	13.22%
Barclays Capital U.S. Municipal Bond Index	12.91%	5.60%
Barclays Capital U.S. Corporate High-Yield Bond Index	58.21%	9.01%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are presented for Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Cedar Ridge to act as sub-advisor to the Fund. Alan E. Hart and Guy J. Benstead are responsible for the day-to-day management of the Fund’s portfolio and make the final investment decisions for the Fund. Mr. Hart is Managing Partner and Chief Investment Officer and Mr. Benstead is Partner and Chief Compliance Officer of Cedar Ridge. Messrs. Hart and Benstead have managed the Fund since its inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

65

Forward Long/Short Credit Analysis Fund

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

66

Forward Mortgage Securities Fund

Investment Objective

The Fund seeks generation of current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.61%	0.61%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	0.10%
Other Expenses	0.41%	0.41%
Total Annual Fund Operating Expenses	1.52%	1.12%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$155	$114
3 Years	$480	$356
5 Years	$829	$617
10 Years	$1,810	$1,362

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 614% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or non-U.S. Government mortgage-related securities, including passthroughs, collateralized mortgage obligations, collateralized mortgage-backed securities, and asset-backed securities, rated A or higher by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. or unrated but considered to be of comparable quality by BlackRock Financial Management, Inc. (“BlackRock” or the “Sub-Advisor”). The Fund may utilize options on U.S. Government securities, interest rate swaps, interest rate futures contracts, and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

The Fund will normally maintain its portfolio duration within a range of plus or minus 20% of the Fund’s benchmark, the Barclays Capital U.S. Mortgage Backed Securities Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2010, the Benchmark’s duration was 3.7.

The Sub-Advisor uses quantitative risk control methods to ensure that the overall risk and duration characteristics are consistent with the Benchmark. The investment philosophy and process centers around four key principles: controlling sensitivity to interest rates; analyzing a sector’s and a security’s impact on the overall portfolio; mathematically analyzing a security’s value; and analyzing a security’s credit quality.

The Sub-Advisor’s Investment Strategy Committee determines the firm’s broad investment strategy based on macroeconomics and market trends, as well as input from risk management and credit committee professionals. The Sub-Advisor then implements this strategy by selecting the sectors and securities which offer the greatest relative value within investment guidelines. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s investment objective.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

67

Forward Mortgage Securities Fund

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On December 30, 2002, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before December 30, 2002 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS— INSTITUTIONAL CLASS

Best Quarter – September 30, 2001	4.24%
Worst Quarter – September 30, 2008	–1.50%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Mortgage Securities Fund – Institutional Class (Inception: 5/18/92)
Return Before Taxes	10.80%	4.77%	5.65%	5.86%
Return After Taxes on Distributions(1)	9.51%	3.22%	3.85%	3.80%
Return After Taxes on Distributions and Sale of Fund Shares(1)	6.98%	3.15%	3.76%	3.74%
Barclays Capital U.S. Mortgage Backed Securities Index	5.74%	5.79%	6.47%	6.49%
Forward Mortgage Securities Fund – Investor Class (Inception: 07/8/98)
Return Before Taxes	10.31%	4.32%	5.18%	4.79%
Barclays Capital U.S. Mortgage Backed Securities Index	5.74%	5.79%	6.47%	6.07%

68

Forward Mortgage Securities Fund

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Manager

Forward Management has engaged the services of BlackRock, to act as sub-advisor to the Fund. Akiva Dickstein, Managing Director, is primarily responsible for the day-to-day management and investment decisions for the Fund. Mr. Dickstein has managed the Fund since April 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

69

Forward Real Estate Fund

Investment Objective

The Fund seeks income with capital appreciation as a secondary goal.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses	0.48%	0.48%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.74%	1.34%
Fee Waiver and/or Expense Reimbursement(1)	–0.13%	–0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.61%	1.21%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until June 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class shares and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.60% and 1.20%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$164	$123
3 Years	$535	$412
5 Years	$931	$721
10 Years	$2,038	$1,600

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of real estate companies. Under normal conditions, the Fund expects to invest principally in common stock and units of beneficial interest of real estate investment trusts (REITs), preferred stock, rights to purchase common stock and securities which may convert into common stock of real estate companies. The Fund may invest in securities of real estate companies of any market capitalization. If market conditions warrant, the Fund may invest in debt securities issued or guaranteed by real estate companies, which may be of any maturity or credit quality.

Security selection is guided by the comparison of current market prices for securities relative to their estimated fair value in a process conducted by Forward Management, LLC (“Forward Management” or the “Advisor”). Fair value is estimated based on both a discounted cash flow approach and a net asset value approach. Both approaches are reconciled based on the relevance of each given business conditions and the issuing company’s prospects.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

70

Forward Real Estate Fund

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On March 1, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below represent performance of prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—

INVESTOR CLASS

Best Quarter – September 30, 2009	31.50%
Worst Quarter – December 31, 2008	–38.32%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Real Estate Fund – Investor Class (Inception: 5/10/99)
Return Before Taxes	22.44%	–1.91%	8.39%	6.90%
Return After Taxes on Distributions(1)	21.63%	–3.36%	6.78%	5.28%
Return After Taxes on Distributions and Sale of Fund Shares(1)	14.48%	–1.60%	6.96%	5.55%
S&P 500 Index	26.46%	0.42%	–0.95%	0.04%
FTSE NAREIT Equity REITs Index	27.99%	0.36%	10.63%	8.73%
Forward Real Estate Fund – Institutional Class (Inception: 5/1/08)
Return Before Taxes	21.62%	N/A	N/A	–20.84%
S&P 500 Index	26.46%	N/A	N/A	–10.90%
FTSE NAREIT Equity REITs Index	27.99%	N/A	N/A	–17.57%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are presented for Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, and Ian Goltra, Portfolio Manager. Messrs. Beam and Goltra have co-primary responsibility for the day-to-day management of the Fund. Messrs. Beam, Goltra, McGowan, O’Donnell, and Visse have managed the Fund since March 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

71

Forward Real Estate Fund

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

72

Forward Select Income Fund

Investment Objective

The Fund seeks high current income and potential for modest long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses(1)	0.25%	0.25%
Dividend and Interest Expense	0.29%	0.29%
Total Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.94%	1.54%
Fee Waiver and/or Expense Reimbursement(2)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.94%	1.54%

(1)	Other Expenses for Investor Class shares are based on estimated amounts for the current fiscal year. Other Expenses for Institutional Class shares are restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until June 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.75% and 1.35%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$197	$157
3 Years	$609	$486
5 Years	$1,046	$839
10 Years	$2,261	$1,832

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in income-producing securities. The Fund invests primarily in securities of companies in the real estate industry, such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Investments in these issuers are expected to include a significant portion of assets in preferred stock, as well as convertible preferred stock, debt obligations and other senior securities. The Fund may invest a significant portion of its assets in preferred stock. The Fund may also invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent Forward Management, LLC (“Forward Management” or the “Advisor”) deems appropriate.

The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity. The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may purchase restricted securities or securities which are deemed to be not readily marketable. The Fund may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the

73

Forward Select Income Fund

principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of the Investor Class shares are not presented because Investor Class shares were not offered during the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

The Fund began operations as the Kensington Select Income Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Select Income Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management. Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington Select Income Fund.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	38.98%
Worst Quarter – September 30, 2008	–23.83%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Select Income Fund – Institutional Class (Inception: 4/28/06)
Return Before Taxes	76.03%	–3.01%
Return After Taxes on Distributions(1)	69.63%	–5.48%
Return After Taxes on Distributions and Sale of Fund Shares(1)	48.41%	–3.81%
BofA Merrill Lynch Preferred Index	20.07%	–4.36%

(1)

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are

74

Forward Select Income Fund

not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, and Ian Goltra, Portfolio Manager. Mr. Beam has primary responsibility for the day-to-day management of the Fund. Mr. Beam has managed the Fund since its inception. Messrs. O’Donnell, McGowan, Visse, and Goltra have managed the Fund since June 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

75

Forward Small Cap Equity Fund

Investment Objective

The Fund seeks to achieve high total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.05%	1.05%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.10%	0.05%
Other Expenses	0.30%	0.30%
Total Annual Fund Operating Expenses	1.70%	1.40%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$173	$143
3 Years	$536	$443
5 Years	$922	$765
10 Years	$2,006	$1,678

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of small capitalization companies. The Fund may also invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments. For purposes of the Fund’s investment strategy, small capitalization companies generally are companies with market capitalizations of up to $2.5 billion at the time of initial purchase. However, small capitalization companies may include any company with a market capitalization equal to or less than any company in the Russell 2000 Index at time of purchase so long as the purchase of those securities would not cause the average weighted market capitalization of the Fund to exceed $2.5 billion.

In making its investments, Hoover Investment Management Co., LLC (“Hoover” or the “Sub-Advisor”), seeks out companies with characteristics such as significant potential for future growth in earnings, ability to compete in its business, a clearly defined business focus, strong financial health and management ownership. The Sub-Advisor attempts to locate out of favor and undiscovered companies and industries that are selling at low relative valuations. The Sub-Advisor’s investment process focuses on specific companies but also takes into account the overall economic environment and specific industry or sector developments.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to

76

Forward Small Cap Equity Fund

those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS— INVESTOR CLASS

Best Quarter – December 31, 2001	22.07%
Worst Quarter – December 31, 2008	–26.53%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Small Cap Equity Fund – Investor Class (Inception: 10/1/98)
Return Before Taxes	20.62%	–1.09%	4.74%	6.06%
Return After Taxes on Distributions(1)	20.62%	–1.86%	4.17%	5.54%
Return After Taxes on Distributions and Sale of Fund Shares(1)	13.40%	–1.02%	4.08%	5.29%
Russell 2000 Index	27.17%	0.51%	3.51%	6.31%
Forward Small Cap Equity Fund – Institutional Class (Inception: 6/6/02)
Return Before Taxes	21.10%	–0.74%	N/A	4.50%
Russell 2000 Index	27.17%	0.51%	N/A	5.36%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are presented for Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Manager

Forward Management has engaged the services of Hoover to act as sub-advisor for the Fund. Irene Hoover, CFA, Chief Investment Officer and Managing Member of Hoover is responsible for the day-to-day management of the Fund’s portfolio and makes the final investment decisions for the Fund. Ms. Hoover has managed the Fund since October 1998.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

77

Forward Small to Mid Cap Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	0.10%
Other Expenses	0.26%	0.26%
Total Annual Fund Operating Expenses	1.76%	1.36%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$179	$138
3 Years	$554	$431
5 Years	$954	$744
10 Years	$2,070	$1,633

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in common stocks of small and medium capitalization issuers. For purposes of the Fund’s investment strategy, small capitalization issuers have a capitalization of $1 billion or less at the time of investment and medium capitalization issuers have a capitalization ranging from $1 billion to $10 billion at the time of investment. In addition, the Fund will seek to maintain an average market capitalization similar to and will attempt to have a roughly similar distribution of stocks by market capitalization as the Fund’s benchmark, The Wilshire 4500 Completion Index. Investment selections may be based on fundamental economic, market and other factors which may lead to variation by economic sectors, industry or other appropriate criteria to meet the Fund’s investment objective.

Los Angeles Capital Management and Equity Research, Inc. (“LA Capital” or the “Sub-Advisor”), employs its multifactor quantitative model which responds dynamically to changing investor preferences in managing the Fund. The Sub-Advisor’s approach identifies a portfolio of mid and small cap stocks which the Sub-Advisor believes offers the best long-term return potential subject to the Fund’s investment guidelines. The Sub-Advisor will seek to meet the Fund’s investment objective by investing primarily in stocks of companies with risk characteristics which are in favor in the current market environment while underweighting stocks whose characteristics are presently out of favor. The characteristics include measures of valuation, market dynamics, financial performance, and earnings related metrics.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Growth Stocks: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. In addition, if the market does not come to share Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Value Stocks: Although the Fund may invest in securities that Forward Management and/or the Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes

78

Forward Small to Mid Cap Fund

invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On June 2, 2008, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before June 2, 2008 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS— INSTITUTIONAL CLASS

Best Quarter – June 30, 2003	21.33%
Worst Quarter – December 31, 2008	–25.12%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Small to Mid Cap Fund – Institutional Class (Inception: 8/24/92)
Return Before Taxes	32.90%	–0.21%	0.14%	8.58%
Return After Taxes on Distributions(1)	32.77%	–0.26%	–0.29%	7.17%
Return After Taxes on Distributions and Sale of Fund Shares(1)	21.51%	–0.18%	–0.12%	6.84%
The Wilshire 4500 Completion Index (Float-Adjusted)	36.99%	2.23%	1.76%	8.91%
Forward Small to Mid Cap Fund – Investor Class (Inception: 6/24/98)
Return Before Taxes	32.32%	–0.66%	–0.31%	2.08%
The Wilshire 4500 Completion Index (Float-Adjusted)	36.99%	2.23%	1.76%	4.29%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of LA Capital to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Thomas D. Stevens, CFA, Chairman, Hal Reynolds, CFA, Chief Investment Officer, David Borger, CFA, Director of Research, Stuart Matsuda, Director of Trading, and Christine Kugler, Director of Implementation. All members have managed the Fund since June 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

79

Forward Strategic Alternatives Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation and income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.10%
Other Expenses	0.29%	0.29%
Acquired Fund Fees and Expenses	0.18%	0.18%
Total Annual Fund Operating Expenses	1.57%	1.27%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$160	$129
3 Years	$496	$403
5 Years	$855	$697
10 Years	$1,865	$1,532

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in alternative asset classes such as real estate-related securities, commodity-related securities and currencies and other securities that exhibit low historical correlations with global stock and bond markets. The Fund gains exposure to alternative asset classes by investing in structured notes, exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”), mutual funds, and closed-end funds. The Fund may also seek to obtain, or reduce, exposure to one or more alternative asset classes through investments in derivatives, such as futures, options, and swaps. Forward Management, LLC (“Forward Management” or the “Advisor”) may also seek to protect positions within the Fund’s portfolio through hedging techniques such as covered calls, buffered strategies (long calls coupled with collateralized short puts) or through the use of swaps. The Fund may invest in securities of companies having any capitalization and debt securities of any credit quality.

The Advisor utilizes a core/satellite approach to managing the Fund. The core portfolio is designed to have less portfolio turnover than the satellite portfolio, while the satellite portfolio can be more actively managed and may add additional assets that are not part of the core portfolio.

The core portfolio will consist generally of investments in assets that provide exposure to the commodity markets, currency markets and real estate related investments that either (i) invest in domestic and international real estate including real estate investment trusts (“REITs”), (ii) seek to track a broad U.S. real estate benchmark, or (iii) seek to track a broad international real estate benchmark. The core portfolio may represent 50% to 100% of the overall portfolio, but typically comprises approximately 75% of the Fund. The satellite portfolio may be opportunistically invested in any other non-traditional asset class that the Advisor believes provides returns that have weak correlation to traditional stock and bond asset classes.

The Advisor uses a combination of techniques and strategies to achieve the Fund’s investment objective but primarily relies on a top-down systematic approach. This top-down approach generally utilizes four broad factors: valuation, growth, macroeconomic conditions, and sentiment. Overall, the Advisor attempts to realize the Fund’s investment objective by optimally positioning the Fund in order to take advantage of long-term trends.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular asset classes. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

80

Forward Strategic Alternatives Fund

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses.

Exchange-Traded Notes (“ETNs”): The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds ex-

poses the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	13.11%
Worst Quarter – March 31, 2009	–10.60%

81

Forward Strategic Alternatives Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Strategic Alternatives Fund – Institutional Class (Inception: 1/30/08)
Return Before Taxes	12.19%	–1.40%
Return After Taxes on Distributions(1)	11.82%	–1.78%
Return After Taxes on Distributions and Sale of Fund Shares(1)	7.91%	–1.39%
Strategic Alternatives Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)	16.34%	–0.79%
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.04%
S&P 500 Index	26.46%	–7.45%
Forward Strategic Alternatives Fund – Investor Class (Inception: 12/31/08)
Return Before Taxes	12.34%	12.34%
Strategic Alternatives Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)	16.34%	16.34%
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.93%
S&P 500 Index	26.46%	26.46%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst. Mr. Rowader has managed the Fund since

February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Roberge has managed the Fund since January 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

82

Forward Strategic Realty Fund

Investment Objective

The Fund seeks total return through a combination of high current income relative to equity investment alternatives, plus long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses(1)	0.50%	0.50%
Dividend Expense on Short Sales(1)	0.25%	0.25%
Interest Expense(1)	0.14%	0.14%
Total Other Expenses	0.89%	0.89%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	2.32%	1.92%
Fee Waiver and/or Expense Reimbursement(2)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.32%	1.92%

(1)	Other Expenses for Investor Class shares are restated to reflect current fees. Other Expenses for Institutional Class shares are restated to reflect current fees. Dividend Expense on Short Sales and Interest Expense are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until June 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.30% and 1.90%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$235	$195
3 Years	$724	$603
5 Years	$1,239	$1,036
10 Years	$2,652	$2,240

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 291% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of issuers engaged primarily in the real estate industry such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Its investments in these issuers may include equity securities, debt obligations and other senior securities (e.g., convertible bonds and preferred stock) and limited partnership interests. The Fund may invest in both U.S. and non-U.S. real estate securities as well as companies located in emerging and frontier market countries.

Forward Management, LLC (“Forward Management” or the “Advisor”) uses a variety of strategies in managing the Fund’s investments. The Advisor may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options, selling securities short or writing covered call options. The Fund’s short positions may equal up to 100% of the Fund’s net asset value. The Fund may also leverage its portfolio by borrowing money to purchase securities. The Fund may also purchase restricted securities or securities which are deemed to be not readily marketable.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments

83

Forward Strategic Realty Fund

in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Returns of the Investor Class shares are not presented because Investor Class shares were not offered during the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

84

Forward Strategic Realty Fund

The Fund began operations as the Kensington Strategic Realty Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Strategic Realty Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management. Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington Strategic Realty Fund.

CALENDAR YEAR TOTAL RETURNS— INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	38.93%
Worst Quarter – December 31, 2008	–49.40%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Strategic Realty Fund – Institutional Class (Inception: 4/28/06)
Return Before Taxes	48.57%	–13.27%
Return After Taxes on Distributions(1)	44.89%	–15.69%
Return After Taxes on Distributions and Sale of Fund Shares(1)	30.92%	–11.18%
FTSE NAREIT Composite Index	27.80%	–6.94%
FTSE NAREIT Equity REITs Index	27.99%	–5.20%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, and Ian Goltra, Portfolio Manager. Mr. Goltra is primarily responsible for the day-to-day management of the Fund. Mr. Beam has managed the Fund since its inception. Mr. McGowan has managed the Fund since 2008. Messrs. O’Donnell and Visse have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

85

Forward Tactical Growth Fund

Investment Objective

The Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fee	0.15%	0.05%
Other Expenses(1)	0.13%	0.13%
Dividend Expense on Short Sales(1)	0.09%	0.09%
Total Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses(1)	0.23%	0.23%
Total Annual Fund Operating Expenses	2.10%	1.75%
Fee Waiver and/or Expense Reimbursement(2)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.10%	1.75%

(1)	Other Expenses, Acquired Fund Fees and Expenses and Dividend Expense on Short Sales are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.94% and 1.59%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$213	$178
3 Years	$658	$551

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the period since the Fund’s inception on September 14, 2009, the Fund’s portfolio turnover rate was 758% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of exchange-traded funds (“ETFs”) and instruments providing exposure to U.S. and non-U.S. equity securities (comprised of futures and options on securities, securities indexes and shares of ETFs), which represent general asset classes, including both U.S. and overseas equity markets. The Fund may also invest in equity securities of U.S. and non-U.S. issuers in all market capitalization ranges, including small capitalization stocks, without limitation. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash and cash equivalents and/or fixed income securities of U.S. and non-U.S. issuers that are investment grade quality and of any maturity.

The Fund’s investment strategy is designed to evaluate potential long and short investments in an attempt to isolate those securities that Broadmark Asset Management, LLC (“Broadmark” or the “Sub-Advisor”) believes are undervalued or overvalued relative to their intrinsic value and offer the greatest risk-adjusted potential for returns. The Sub-Advisor will rely on a variety of factors to determine whether the market itself or a particular sector or industry is undervalued or overvalued. Such factors include valuation and monetary conditions, investor sentiment, and momentum factors. As part of this strategy, the Sub-Advisor seeks to invest in equity securities and indices in sectors and industry groups that it believes are more attractive on a relative basis.

Additionally, the Sub-Advisor may sell short equity securities that it believes are less attractive on a relative basis. The Fund may employ both leveraged investment techniques as well as short positions on target securities which allow the Fund a net exposure which can range from 120% net long to 100% net short in its portfolio. Generally, it is the Fund’s objective to maintain net exposure between 100% net long and 100% net short. The Fund may write covered put and call options and purchase put and call options on securities, securities indexes and shares of ETFs. The Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust risk and return of its overall investment positions.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in the following risks include the Fund or underlying ETF, as applicable.

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that

86

Forward Tactical Growth Fund

may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund commenced operations on September 14, 2009 and does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Manager

Forward Management has engaged the services of Broadmark to act as sub-advisor to the Fund. The portfolio manager of the Fund is Christopher J. Guptill. Mr. Guptill is Chief Executive Officer and Chief Investment Officer of Broadmark which he co-founded in April 1999. Mr. Guptill has managed the Fund since its inception.

87

Forward Tactical Growth Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, or (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

88

Forward U.S. Government Money Fund

Investment Objective

The Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.08%	0.08%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	N/A
Other Expenses	0.17%	0.17%
Administrative Fees	0.25%	0.25%
Total Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	1.00%	0.50%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$102	$51
3 Years	$318	$160
5 Years	$552	$280
10 Years	$1,223	$628

Principal Investment Strategies

The Fund is a money market fund investing exclusively in high quality, short-term money market instruments. Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”) or in repurchase agreements secured by such instruments. The Fund may also invest up to 20% of its assets in domestic U.S. dollar denominated commercial paper that is rated in the highest, short-term rating category (i.e., A1 by Standard & Poor’s Corporation or P1 by Moody’s Investor Services, Inc., or, if unrated, determined by Forward Management, LLC (“Forward Management” or the “Advisor”) to be of comparable quality) at the time of purchase, or in repurchase agreements secured by such instruments. The Fund follows applicable regulatory requirements concerning the quality, maturity, liquidity and diversifications of its investments. The Fund seeks to maintain an average-dollar-weighted portfolio maturity of 60 days or less, while maintaining liquidity and maximizing current yield.

The Advisor directly invests the assets of the Fund, and uses quantitative analysis to attempt to maximize the Fund’s yield. The Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

89

Forward U.S. Government Money Fund

CALENDAR YEAR TOTAL RETURNS— INSTITUTIONAL CLASS

Best Quarter – December 31, 2000	1.53%
Worst Quarter – December 31, 2009	0.02%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward U.S. Government Money Fund – Institutional Class (Inception: 4/9/92)
Return Before Taxes	0.26%	2.88%	2.72%	3.45%
Citigroup 3-Month Treasury Bill Index	0.16%	2.88%	2.84%	3.61%
Forward U.S. Government Money Fund – Investor Class (Inception: 7/29/98)
Return Before Taxes	0.18%	2.46%	2.30%	2.54%
Citigroup 3-Month Treasury Bill Index	0.16%	2.88%	2.84%	3.07%

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments and Justin H. Roberge, Investment Analyst, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of

Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Mr. Roberge. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Roberge has managed the Fund since January 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

90

Additional Investment Strategies and Risks

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to all of the Forward Funds, unless otherwise noted.

Lending of Portfolio Securities

In order to generate additional income, a Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Objectives and Investment Policies

The investment objective of each of the Funds (except the Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund (each an “Allocation Fund” and collectively, the “Allocation Funds”), Forward Frontier Markets Fund, and Forward Strategic Alternatives Fund) is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund.

The investment objectives of the Allocation Funds, Forward Frontier Markets Fund, and Forward Strategic Alternatives Fund, although non-fundamental and subject to change by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund, are subject to prior shareholder notice requirements. Shareholders of these Funds must be notified at least 60 days prior to any material amendment to the investment objective of these Funds.

As discussed in the relevant “Fund Summary” sections above, certain Funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), each of these Funds has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. A Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The name and 80% investment policy of each of these Funds may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by one of these Funds of its name or 80% investment policy covered by Rule 35d-1.

The Forward Growth Fund and Forward Strategic Alternatives Fund, although not subject to Rule 35d-1 under the 1940 Act as discussed above, each have adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. Each Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of each of these Funds may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by one of these Funds of its 80% investment policy.

For purposes of a Fund’s policy to invest 80% of it assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment, “net assets” includes not only the amount of the Fund’s net assets attributable to the particular type of investment, but also a Fund’s net assets that are segregated or “earmarked” on the Fund’s books and records or being used for collateral, in accordance with procedures established by the Board of Trustees and applicable regulatory guidance, or otherwise used to cover such investment exposure.

Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, a Fund may not follow its principal investment strategy. Under such conditions, a Fund may invest without limit in money market securities, U.S. Government obligations, and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Although the issuers of certain federal agency securities or government-sponsored entity securities in which a Fund may invest (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks (“FHLB”), and other government-sponsored entities) may be chartered or sponsored by Acts of Congress, the issuers are not funded by Congressional appropriations, and their securities are neither guaranteed nor issued by the United States Treasury.

Each Fund (other than the Forward U.S. Government Money Fund) is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by a Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. The Funds (other than the Forward U.S. Government Money Fund) also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with their investment objectives to minimize the impact of cash balances. This will enable the Funds to hold cash while receiving return on the cash that is similar to holding equity or fixed-income securities.

Management Risk

The strategy used by Forward Management and/or a Fund’s sub-advisor may fail to produce the intended result or Forward Management’s and/or a Fund’s sub-advisor’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk

Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments. Historically, markets have moved in cycles, and the value of a Fund’s securities may fluctuate drastically from day to day. A Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

91

Additional Investment Strategies and Risks

Other Investments Techniques and Risks

Each Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject a Fund to additional risks. Please review the Statement of Additional Information (“SAI”) for more information about the additional types of securities in which each Fund may invest and their associated risks.

SECURITY TYPES OF THE ALLOCATION FUNDS

The Allocation Funds invest in Class Z shares of other Forward Funds. If a particular underlying Forward Fund does not currently offer Class Z shares, then the Allocation Funds invest in Institutional Class shares of the underlying Forward Fund. In addition, the Allocation Funds may also invest directly in short-term instruments, such as repurchase agreements, and U.S. Government securities. For a more detailed description of the security types in which the Allocations Funds invest, please see “Security Types of the Funds” below.

SECURITY TYPES OF THE FUNDS

The security types in which the Funds may invest (as discussed in each Fund’s “Fund Summary” section above) are as follows:

Asset-Backed Securities

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Debt Securities

A Fund may invest in short- and/or long-term debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage- and other asset-backed securities.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored.

Derivatives

A Fund may invest in derivatives, which are securities whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments.

Each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

Dollar Rolls and Reverse Repurchase Agreements

A Fund may enter into dollar rolls and reverse repurchase agreements. When a Fund enters into a dollar roll or reverse repurchase agreement, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

Entering into dollar rolls and reverse repurchase agreements by a Fund may be considered a form of borrowing for some purposes. As such, each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations under dollar rolls and reverse repurchase agreements.

Emerging Market Securities and Frontier Market Securities

Investment in emerging market securities and frontier market securities includes both direct investment in such securities as well as investment in securities with exposure to the returns of an emerging market or frontier market.

Emerging market countries are those identified as developing or emerging countries by the World Bank, International Finance Corporation or United Nations, or countries not listed in the MSCI World Index. Generally, emerging market countries are considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Frontier market countries are those listed in the MSCI Frontier Emerging Markets Index, or similar market indices, and the smaller of the traditionally-recognized emerging markets. Generally, frontier market countries are considered to include all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States, and the larger traditionally-recognized emerging markets of Taiwan, Korea, Mexico, South Africa, Brazil, India, China, and Russia.

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Additional Investment Strategies and Risks

An issuer of a security generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Equity Securities and Convertible Securities

Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

Convertible securities are generally preferred stocks and other securities, including certain fixed-income securities and warrants, that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock.

Exchange-Traded Funds (“ETFs”)

ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

Government-Sponsored Enterprises (“GSEs”)

GSEs are privately-owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government and are not guaranteed by the U.S. Government. As such, GSEs are different from “agencies,” which have the explicit backing of the U.S. Government.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are securities that represent ownership in the common stock or American Depositary Receipts of specified companies in a particular industry, sector or group. A Fund’s investment in a HOLDR allows the Fund to buy and sell an entire collection of common stocks in a single transaction.

Illiquid Securities

A Fund may invest up to 15% (up to 5% in the case of the Forward U.S. Government Money Fund) of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment.

International Securities (Generally)

International securities include both direct investment in such securities as well as investment in securities with exposure to the returns of an international market. Generally, international countries are considered to include all countries except the United States. For a more detailed description with respect to those Funds which may invest in emerging market or frontier market securities, please see “Emerging Market Securities and Frontier Market Securities” above.

An issuer of a security generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Investment Grade Debt Securities

Investment grade debt securities are securities rated as investment grade by a nationally recognized statistical ratings organization (“NRSRO”) (e.g., rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or in the “BBB” category or above by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”)) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or a Fund’s sub-advisor. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal.

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Additional Investment Strategies and Risks

Lower-Rated Debt Securities

Lower-rated debt securities (often referred to as “high yield” or “junk” bonds) are securities rated below investment grade by an NRSRO (e.g., rated below the “Baa” category by Moody’s, or rated below the “BBB” category by S&P or Fitch) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or a Fund’s sub-advisor. Generally, debt securities in these categories are considered speculative with regard to the issuer’s capacity to pay interest and repay principal, and may be in default. Lower-rated debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or highly-leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.

Money Market Securities

Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage-related securities may be U.S. Government securities or issued by a bank or other financial institution.

Real Estate-Related Company

A company is considered to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (“REITs”) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies, and financial institutions that issue or service mortgages.

A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.

Repurchase Agreements

A Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, the Fund agrees to buy a security at on price and simultaneously agrees to sell it back at an agreed upon price on a specified future date. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Securities Issued by Other Investment Companies

Investment companies are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies. Each Fund (other than the Forward Growth Fund and the Forward Banking and Finance Fund) may invest in securities of other investment companies, including ETFs. Each of the Forward Growth Fund and the Forward Banking and Finance Fund may also invest in securities of other investment companies, but only in no-load, open-end money market mutual funds. By investing in another investment company, a Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

Restrictions on Investments – Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its total assets in securities of all investment companies.

ETFs – Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. Each Fund (other than the Forward Growth Fund and Forward Banking and Finance Fund) may rely on these exemptive orders to invest in unaffiliated ETFs.

Structured Notes

A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

A Fund investing in commodities will effect such investment primarily through the purchase of a leveraged structured note. However, it is not the intent to provide leveraged exposure to the commodities market. Forward Management and/or a Fund’s sub-advisor will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as those issued by the U.S. Treasury and U.S. Government agencies. The combination of the leveraged structured note and the separate pool of high quality bonds is designed to replicate the performance of the broad commodities markets and will be managed for the exposure to the commodities market. For example, if a Fund were to hold a structured note with 3 times exposure to a specified commodity index and Forward Management and/or the Fund’s sub-advisor hoped to achieve $15 million in exposure, Forward Management and/or the Fund’s sub-advisor would invest $5 million in the structured note and $10 million in high quality bonds. When the investment performance of the structured note and high quality bonds is viewed together, the total investment is designed to approximate the unleveraged performance of the index underlying the structured note.

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Additional Investment Strategies and Risks

Swaps

Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” (i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index).

TBAs

A TBA (To Be Announced) transaction is a contract for the purchase or sale of a mortgage-backed security for future settlement at an agreed upon date but does not include a specified mortgage pool number, number of mortgage pools, or precise amount to be delivered.

U.S. Government Securities

U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

When-Issued, Delayed-Delivery and Forward Commitments

A Fund may purchase securities on a when-issued basis, may purchase and sell such securities on a delayed-delivery basis, and may enter into contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (i.e., forward commitments). Each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations with respect to any when-issued securities, delayed-delivery securities or forward commitments. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

95

Discussion of Principal Risks

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in each Fund’s “Fund Summary” section above and further described following the table. The table below identifies the principal and non-principal risks of each Fund. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. Because certain Funds invest in other investment companies, they will be subject to the same risks of the other investment companies to the extent of their investment. For additional information regarding risks of investing in a Fund, please see the SAI.

RISKS:	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND(1)	FORWARD BALANCED ALLOCATION FUND(1)	FORWARD BANKING AND FINANCE FUND(2)	FORWARD EMERGING MARKETS FUND	FORWARD FRONTIER MARKETS FUND	FORWARD GLOBAL INFRASTRUCTURE FUND(3)	FORWARD GROWTH & INCOME ALLOCATION FUND(1)	FORWARD GROWTH ALLOCATION FUND(1)	FORWARD GROWTH FUND	FORWARD HIGH YIELD BOND FUND	FORWARD INCOME & GROWTH ALLOCATION FUND(1)
Allocation	P	P	N/A	N/A	N/A	N/A	P	P	N/A	N/A	P
Banking and Financial Services	N/A	N/A	P	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Borrowing	N/A	N/A	NP	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cash and Cash Equivalents	N/A	N/A	NP	P	N/A	N/A	N/A	N/A	NP	N/A	N/A
Concentration	N/A	N/A	P	N/A	NP	P	N/A	N/A	N/A	N/A	N/A
Currency Transactions	NP	N/A	N/A	P	N/A	P	N/A	NP	N/A	N/A	N/A
Debt Securities	N/A	P	NP	NP	NP	P	P	P	NP	P	P
Depositary Receipts	P	N/A	NP	NP	P	N/A	N/A	P	NP	N/A	N/A
Derivatives	P	P	NP	P	P	N/A	P	P	NP	P	P
Emerging Market and Frontier Market Securities	P	N/A	NP	P	P	P	N/A	P	NP	N/A	N/A
Equity Securities	P	P	P	P	NP	P	P	P	P	N/A	P
Exchange-Traded Funds	NP	N/A	N/A	NP	NP	N/A	N/A	N/A	N/A	N/A	N/A
Exchange-Traded Notes	NP	N/A	N/A	NP	P	N/A	N/A	NP	N/A	N/A	N/A
Foreign Securities	NP	N/A	NP	P	NP	P	P	NP	NP	N/A	N/A
Government-Sponsored Enterprises	N/A	P	NP	N/A	N/A	N/A	N/A	N/A	NP	N/A	P
Growth Stocks	NP	N/A	NP	NP	N/A	N/A	N/A	N/A	NP	N/A	N/A
Hedging	N/A	N/A	N/A	NP	N/A	P	N/A	N/A	NP	N/A	N/A
Infrastructure-Related Investment	N/A	N/A	N/A	N/A	N/A	P	N/A	N/A	N/A	N/A	N/A
Liquidity Risk	N/A	P	NP	NP	N/A	N/A	P	NP	NP	P	P
Lower-Rated Debt Securities	N/A	NP	NP	NP	N/A	N/A	P	N/A	NP	P	P
Mortgage-Related and Other Asset-Backed Securities	N/A	P	NP	N/A	N/A	N/A	NP	N/A	NP	N/A	P
Multi-Manager	NP	NP	N/A	NP	N/A	N/A	NP	NP	N/A	N/A	NP
Municipal Bonds	N/A	N/A	NP	N/A	N/A	N/A	N/A	N/A	NP	N/A	N/A
No Operating History	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Non-Diversification	N/A	N/A	N/A	N/A	P	P	N/A	N/A	N/A	N/A	N/A
Overseas Exchanges	NP	N/A	N/A	NP	N/A	P	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover	NP	NP	NP	P	NP	N/A	NP	NP	P	P	NP
Real Estate Securities and REITs	N/A	N/A	NP	N/A	N/A	N/A	N/A	N/A	NP	N/A	N/A
Repurchase Agreements	N/A	N/A	NP	NP	N/A	N/A	N/A	N/A	NP	N/A	N/A
Restricted and Illiquid Securities	N/A	N/A	NP	NP	N/A	P	N/A	N/A	NP	N/A	N/A
Securities Issued by Other Investment Companies	P	P	N/A	NP	NP	N/A	P	P	N/A	N/A	P
Short Sales	N/A	N/A	NP	NP	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Small and Medium Capitalization Stocks	NP	N/A	P	NP	N/A	N/A	NP	N/A	P	N/A	N/A
Tax	P	P	NP	P	P	N/A	P	P	NP	P	P
Tax Reform	N/A	N/A	NP	N/A	N/A	N/A	N/A	N/A	NP	N/A	N/A
Value Stocks	NP	N/A	NP	NP	N/A	N/A	NP	NP	NP	N/A	N/A

96

Discussion of Principal Risks

RISKS:	FORWARD INCOME ALLOCATION FUND(1)	FORWARD INTERNATIONAL DIVIDEND FUND	FORWARD INTERNATIONAL EQUITY FUND	FORWARD INTERNATIONAL FIXED INCOME FUND	FORWARD INTERNATIONAL REAL ESTATE FUND(4)	FORWARD INTERNATIONAL SMALL COMPANIES FUND	FORWARD INVESTMENT GRADE FIXED INCOME FUND	FORWARD LARGE CAP EQUITY FUND	FORWARD LARGE CAP GROWTH FUND	FORWARD LARGE CAP VALUE FUND
Allocation	P	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Banking and Financial Services	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Borrowing	N/A	NP	N/A	NP	P	NP	N/A	NP	N/A	N/A
Cash and Cash Equivalents	N/A	NP	N/A	NP	NP	NP	NP	NP	N/A	N/A
Concentration	N/A	N/A	N/A	N/A	P	N/A	N/A	N/A	N/A	N/A
Currency Transactions	N/A	P	P	P	P	P	N/A	NP	N/A	N/A
Debt Securities	P	NP	N/A	P	P	NP	P	NP	N/A	N/A
Depositary Receipts	N/A	P	P	NP	N/A	NP	N/A	NP	N/A	N/A
Derivatives	P	NP	N/A	P	N/A	NP	P	NP	N/A	N/A
Emerging Market and Frontier Market Securities	N/A	P	P	P	P	P	NP	N/A	N/A	N/A
Equity Securities	N/A	P	P	NP	P	P	N/A	P	P	P
Exchange-Traded Funds	N/A	NP	N/A	NP	NP	NP	N/A	NP	N/A	N/A
Exchange-Traded Notes	N/A	NP	N/A	NP	NP	NP	N/A	NP	N/A	N/A
Foreign Securities	N/A	P	P	P	P	P	NP	NP	N/A	N/A
Government-Sponsored Enterprises	P	NP	N/A	NP	NP	N/A	P	NP	N/A	N/A
Growth Stocks	N/A	NP	P	N/A	NP	NP	N/A	NP	P	NP
Hedging	N/A	NP	N/A	NP	P	NP	N/A	NP	N/A	N/A
Infrastructure-Related Investment	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Liquidity Risk	P	NP	N/A	NP	NP	N/A	P	NP	N/A	N/A
Lower-Rated Debt Securities	P	NP	N/A	P	NP	N/A	NP	NP	N/A	N/A
Mortgage-Related and Other Asset-Backed Securities	P	N/A	N/A	NP	NP	N/A	P	NP	N/A	N/A
Multi-Manager	NP	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Municipal Bonds	N/A	N/A	N/A	N/A	N/A	N/A	N/A	NP	N/A	N/A
No Operating History	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Non-Diversification	N/A	N/A	N/A	P	P	N/A	N/A	N/A	N/A	N/A
Overseas Exchanges	N/A	P	P	NP	P	P	N/A	N/A	N/A	N/A
Portfolio Turnover	NP	NP	NP	P	P	P	P	NP	P	P
Real Estate Securities and REITs	N/A	NP	N/A	NP	P	NP	N/A	NP	N/A	N/A
Repurchase Agreements	N/A	NP	N/A	NP	NP	NP	N/A	NP	N/A	N/A
Restricted and Illiquid Securities	N/A	NP	N/A	NP	P	NP	NP	NP	N/A	N/A
Securities Issued by Other Investment Companies	P	NP	N/A	NP	NP	NP	N/A	NP	N/A	N/A
Short Sales	N/A	NP	N/A	NP	NP	NP	N/A	NP	N/A	N/A
Small and Medium Capitalization Stocks	N/A	NP	P	N/A	NP	P	N/A	NP	NP	NP
Tax	P	NP	N/A	P	N/A	NP	P	NP	N/A	N/A
Tax Reform	N/A	N/A	N/A	N/A	N/A	N/A	N/A	NP	N/A	N/A
Value Stocks	N/A	NP	P	NP	NP	NP	N/A	NP	NP	P

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Discussion of Principal Risks

RISKS:	FORWARD LEGATO FUND	FORWARD LONG/SHORT CREDIT ANALYSIS FUND	FORWARD MORTGAGE SECURITIES FUND	FORWARD REAL ESTATE FUND(4)	FORWARD SELECT INCOME FUND(4)	FORWARD SMALL CAP EQUITY FUND	FORWARD SMALL TO MID CAP FUND	FORWARD STRATEGIC ALTERNATIVES FUND	FORWARD STRATEGIC REALTY FUND(4)	FORWARD TACTICAL GROWTH FUND	FORWARD U.S. GOVERNMENT MONEY FUND
Allocation	N/A	N/A	N/A	N/A	N/A	N/A	N/A	P	N/A	N/A	N/A
Banking and Financial Services	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Borrowing	NP	P	N/A	NP	P	NP	N/A	N/A	P	P	N/A
Cash and Cash Equivalents	NP	NP	NP	NP	NP	NP	N/A	N/A	NP	P	N/A
Concentration	N/A	N/A	N/A	P	P	N/A	N/A	NP	P	N/A	N/A
Currency Transactions	NP	NP	N/A	N/A	N/A	NP	N/A	N/A	P	NP	N/A
Debt Securities	N/A	P	P	P	P	N/A	N/A	NP	P	P	P
Depositary Receipts	NP	N/A	N/A	N/A	N/A	NP	N/A	N/A	NP	NP	N/A
Derivatives	NP	P	P	NP	NP	NP	N/A	P	NP	P	N/A
Emerging Market and Frontier Market Securities	NP	N/A	N/A	N/A	N/A	NP	N/A	P	P	P	N/A
Equity Securities	P	NP	N/A	P	P	P	P	P	P	P	N/A
Exchange-Traded Funds	NP	NP	N/A	NP	NP	NP	N/A	P	NP	P	N/A
Exchange-Traded Notes	NP	NP	N/A	NP	NP	NP	N/A	P	NP	NP	N/A
Foreign Securities	NP	P	N/A	N/A	N/A	P	N/A	NP	P	P	N/A
Government- Sponsored Enterprises	N/A	NP	P	NP	NP	N/A	N/A	P	NP	NP	P
Growth Stocks	NP	N/A	N/A	NP	NP	NP	P	N/A	NP	NP	N/A
Hedging	NP	NP	N/A	NP	P	N/A	N/A	N/A	P	P	N/A
Infrastructure-Related Investment	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Liquidity Risk	NP	NP	P	NP	NP	NP	N/A	P	NP	NP	N/A
Lower-Rated Debt Securities	N/A	P	N/A	NP	NP	N/A	N/A	NP	NP	NP	N/A
Mortgage- Related and Other Asset- Backed Securities	N/A	NP	P	NP	NP	N/A	N/A	NP	NP	NP	NP
Multi-Manager	P	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Municipal Bonds	N/A	P	N/A	NP	NP	N/A	N/A	N/A	NP	NP	N/A
No Operating History	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	P	N/A
Non-Diversification	N/A	P	N/A	P	P	N/A	N/A	P	P	P	N/A
Overseas Exchanges	NP	N/A	N/A	N/A	N/A	NP	N/A	N/A	P	NP	N/A
Portfolio Turnover	P	P	P	NP	P	P	NP	NP	P	P	N/A
Real Estate Securities and REITs	NP	N/A	N/A	P	P	NP	N/A	P	P	NP	N/A
Repurchase Agreements	NP	NP	N/A	NP	NP	NP	N/A	N/A	NP	NP	P
Restricted and Illiquid Securities	NP	NP	N/A	NP	P	NP	N/A	N/A	P	N/A	N/A
Securities Issued by Other Investment Companies	NP	NP	N/A	NP	NP	NP	N/A	P	NP	NP	N/A
Short Sales	NP	P	N/A	NP	NP	NP	N/A	N/A	P	P	N/A
Small and Medium Capitalization Stocks	P	N/A	N/A	NP	NP	P	P	NP	NP	NP	N/A
Tax	NP	P	P	NP	NP	NP	N/A	P	NP	P	N/A
Tax Reform	N/A	P	N/A	NP	NP	N/A	N/A	N/A	NP	NP	N/A
Value Stocks	NP	N/A	N/A	NP	NP	NP	P	NP	NP	NP	N/A

P	= Principal Risk

NP	= Non-Principal Risk

N/A	= Not Applicable

(1)	The Fund is a “fund of funds” that primarily invests in a combination of Underlying Funds. With the exception of “Allocation” risk and “Securities Issued by Other Investment Companies” risk which are direct principal risks of the Fund, any risks set forth in the chart above with respect to the Fund are risks of the Underlying Funds, which in the aggregate also constitute risks of the Fund by virtue of its investment in the Underlying Funds.

(2)	The Fund concentrates its investments in the banking and financial services industries. For more information regarding the risks associated with a concentration in the banking and financial services industries, see “Banking- and Financial Services-Related Investment” below.

(3)	The Fund concentrates its investments in the infrastructure industry. For more information regarding the risks associated with a concentration in the infrastructure industry, see “Infrastructure-Related Investment” below.

(4)	The Fund concentrates its investments in the real estate industry. For more information regarding the risks associated with a concentration in the real estate industry, see “Real Estate Securities and REITs” below.

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Discussion of Principal Risks

Allocation

A Fund’s investment performance depends upon how its assets are allocated and reallocated among particular asset classes. With respect to an Allocation Fund, which primarily invests in underlying Forward Funds, the Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds.

Forward Management may make less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. A Fund might lose money as a result of these allocation decisions.

Banking- and Financial Services-Related Investment

A Fund that concentrates in the banking and financial services industries may be subject to greater risks than a portfolio without such a concentration. Such a Fund will be particularly subject to the risks associated with regulatory developments in, or related to, the banking and financial services industries. The banking and financial services industries are comparatively narrow segments of the economy and, therefore, a Fund that concentrates its investments in these industries may experience greater volatility than funds investing in a broader range of industries. In addition, companies in these industries may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the banking and financial services industries. The value of a Fund’s shares is particularly vulnerable to factors affecting the banking and financial services industries, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition.

Borrowing

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a Fund. Borrowing will exaggerate the effect of any increase or decrease in the market price of securities in a Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce a Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of a Fund. Successful use of borrowing depends on the ability of Forward Management and/or a Fund’s sub-advisor to correctly predict interest rates and market movements, and there is no assurance that the use of borrowing will be successful. Capital raised through leverage will be subject to interest costs, which may fluctuate with changing market rates of interest. A Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit) and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Some of a Fund’s portfolio securities may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may, under certain market conditions, reduce the net asset value of a Fund.

Cash and Cash Equivalents

The holding by a Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Currency Transactions

If a security is denominated in a foreign currency, the value of the security will fluctuate if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of a Fund’s shares. Costs are incurred by a Fund in connection with conversions between currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payments of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Currency risks are greater in lesser developed markets, where there is a higher risk of currency depreciation, and can be unpredictably affected by external events. In some situations, Forward Management and/or a Fund’s sub-advisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country as a result of these potential risks.

Fund managers are authorized to hedge against currency risks but are not required to do so and may choose not to do so because of the cost, the manager’s investment philosophy, or other reasons. There is no assurance that attempts to hedge currency risk will be successful if utilized and such attempts may have the effect of limiting the gains from favorable market movements.

Debt Securities

A Fund may invest in short-term and/or long-term debt securities. Debt securities in which a Fund may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a Fund’s investments in bonds. Investments in these types of securities pose the risk that Forward Management’s and/or a Fund’s sub-advisor’s forecast of the direction of interest rates might be incorrect.

Debt securities are subject to credit risk, which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that a sovereign government will support certain government sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest. In addition, the value of a Fund’s debt securities will generally decline if the credit rating of the issuer declines, and an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

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Discussion of Principal Risks

Call or income risk exists with respect to corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. A Fund would have to reinvest the proceeds at a possibly lower interest rate. A Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Debt securities generally increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives

A Fund may invest in derivatives, which are securities whose value is based on the value of another security or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. There is limited consensus as to what constitutes a “derivative.” For certain Funds’ purposes, derivatives also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is linked to foreign currencies. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. A Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by Forward Management and/or a Fund’s sub-advisor or, if available, that such techniques will be utilized by Forward Management and/or a sub-advisor.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and Forward Management and/or a Fund’s sub-advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of a Fund. If Forward Management and/or a Fund’s sub-advisor inaccurately forecast the values of securities, currencies or interest rates or other economic factors in using derivatives, a Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by a Fund. A Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

A Fund that invests in commodity-linked derivative instruments, such as structured notes, may be subject to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. A Fund’s ability to invest in commodity-related investments may be limited by tax considerations.

The SAI provides a more detailed description of the types of derivative instruments in which a Fund may invest and their associated risks.

Emerging Market and Frontier Market Securities

A Fund may invest in emerging market and frontier market securities. Emerging market and frontier market securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. Emerging market and frontier market countries have historically experienced, and may continue to

100

Discussion of Principal Risks

experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, investments in emerging market and frontier market securities are subject to the following risks:

•	Greater likelihood of economic, political or social instability;
•	Less liquid and more volatile stock markets;
•	Lower trading volume of markets;
•	Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;
•	Governmental restrictions on currency conversion or trading;
•	Difficulties in accurately valuing emerging market and frontier market securities or selling them at their fair value, especially in down markets;
•	Greater possibility of imposition of international sanctions or embargoes on emerging market or frontier market countries;
•	A lack of government regulation and different legal systems, which may result in difficulty in enforcing judgments;
•	The contagious effect of market or economic setbacks in one country on another emerging market country;
•	Immature economic structures; and
•	The availability of less information about emerging market and frontier market companies because of less rigorous accounting and regulatory standards.

Equity Securities

A Fund may invest in equity securities, which include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which a Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

A Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to a Fund.

Exchange-Traded Funds (“ETFs”)

A Fund that invests in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. The value of a Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with a Fund’s purchase and sale of shares of ETFs, a Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. The market value of an ETF share may differ from its net asset value and there may be times when an ETF share trades at a premium or discount to its net asset value.

Many ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of a corresponding market index or basket of securities, and the value of their shares should, under normal circumstances, closely track the value of the underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index or basket of securities does not, ETFs that track particular indices or baskets of securities typically will be unable to match the performance of the index or basket of securities exactly. Investment in a Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or baskets of securities they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other ETF expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the indices or baskets of securities. Certain securities comprising the indices or baskets of securities tracked by the ETFs may, from time to time, temporarily be unavailable.

Exchange-Traded Notes (“ETNs”)

The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. A Fund that invests in ETNs will bear its proportionate share of any fees and expenses associated with investment in such securities, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on a Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings due to limited availability of a secondary market.

101

Discussion of Principal Risks

Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities due to a number of factors. In particular, as a result of investing in foreign securities, a Fund may be subject to increased risk of loss caused by any of the factors listed below:

•	Unstable political, social, and economic conditions;
•	Lower levels of liquidity and market efficiency;
•	Greater securities price volatility;
•	Currency exchange rate fluctuations, exchange control, and restrictions or prohibitions on the repatriation of foreign currencies;
•	Less availability of adequate or accurate public information about issuers;
•	Limitations on foreign ownership of securities;
•	Imposition of withholding taxes, other taxes or exit levies;
•	Imposition of restrictions on the expatriation of funds or other assets of the Fund;
•	Higher transaction and custody costs and delays in settlement procedures;
•	Difficulties in enforcing contractual obligations;
•	Lower levels of regulation of the securities market and other differences in the way securities markets operate;
•	Weaker accounting, disclosure, and reporting requirements; and
•

Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and stockholders’ rights in markets in which the Fund invests may not be as extensive as those that apply in the United States.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Investments in emerging markets in particular involve even greater risks such as immature economic structures and different legal systems.

Government-Sponsored Enterprises (“GSEs”)

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Growth Stocks

Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share Forward Management’s and/or a Fund’s sub-advisor’s assessment of an investment’s long-term growth, a Fund may underperform other mutual funds or stock indexes.

Hedging

A Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause a Fund to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that Forward Management and/or a Fund’s sub-advisor does not expect or if a Fund cannot close out its position in a hedging instrument.

Infrastructure-Related Investment

A Fund that concentrates its investments in infrastructure-related entities has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities. Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies, and accounting standards.

Liquidity Risk

Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

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Discussion of Principal Risks

Lower-Rated Debt Securities

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk, and a Fund that concentrates its investments in junk bonds is therefore subject to substantial credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities, which could substantially adversely affect the market value of the security. Issuers of junk bonds may be more susceptible than other issuers to economic downturns. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing its portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit quality in the high yield bond market can change suddenly and unexpectedly, and credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated. As a result, even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. Forward Management and/or a Fund’s sub-advisor may or may not rely solely on ratings issued by established credit rating agencies, and may utilize these ratings in conjunction with their own independent and ongoing credit analysis.

Mortgage-Related and Other Asset-Backed Securities

A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Multi-Manager

Although Forward Management monitors and seeks to coordinate the overall management of a Fund with multiple sub-advisors, each sub-advisor makes investment decisions independently, and it is possible that the investment styles of the sub-advisors may not complement one another. As a result, a Fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if the Fund had a single manager.

Municipal Bonds

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. There is no assurance that a Fund will invest at least 50% of its assets in tax-exempt municipal bonds. A Fund will not be managed to qualify a specified portion of its distributions as tax-exempt.

Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in a Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, if a Fund invests less than 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in federally tax-exempt municipal bonds, which may be the case from time to time, no portion of the Fund’s distributions would be designated as tax-exempt dividends.

Generally, municipal bonds are issued as general obligations of a state or local government that are secured by the issuer’s taxing power, or as revenue bonds that are secured by user fees and other revenues pledged to pay debt service on such bonds. The major portion of municipal bonds are issued to fund public projects, including economic development, education, electric power, healthcare, housing, transportation, water and sewer, and pollution control.

In addition, U.S. federal tax law has enabled governmental issuers to issue billions of dollars of tax-exempt municipal bonds on behalf of certain corporate entities for various qualified purposes. Corporate-backed municipal bonds are typically issued as limited obligations of a governmental issuer payable from revenues derived pursuant to a loan,

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Discussion of Principal Risks

lease, installment sale or financing agreement with a corporate entity (including, but not limited to, entities such as airlines, electric utilities, healthcare facilities, and industrials). Such bonds are typically treated as a long-term debt on a parity with senior unsecured bonds issued by such corporate entity, except that interest payable on corporate-backed municipal bonds is federally tax exempt. Subject to certain requirements, a Fund may be permitted to pass through to its shareholders the interest earned on municipal bonds as federally tax exempt interest dividends. For more information see “Dividends and Taxes”. In addition, corporate credits in the municipal bond market generally trade at a higher pre-tax yield than an equivalent corporate credit in the corporate bond market and, therefore, it is possible for investments in corporate-backed municipal bonds to achieve higher relative returns than comparable investments in corporate bonds.

No Operating History

A newly organized Fund that has not operated for a full fiscal year has no prior operating history by which an investor can evaluate performance.

Non-Diversification

A Fund that is non-diversified is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

As a “non-diversified” mutual fund, a Fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of a Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges

A Fund may engage in transactions on a number of overseas stock exchanges. Market practices relating to clearance and settlement of securities transactions and custody of assets can potentially pose an increased risk to a Fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result, affect the calculation of a Fund’s net asset value per share).

A Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller, and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

Portfolio Turnover

A Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by a Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. A Fund’s portfolio turnover rate will vary from year to year.

The calculation of a Fund’s portfolio turnover rate excludes purchases and sale of short positions. To the extent a Fund engages in short sales, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs

A Fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities.

Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject a Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities. In addition, the organizational documents of a REIT may give the trust’s sponsors the ability to control the operation of the REIT even though another person or entity could own a majority of the interests of the trust. These trusts may also contain provisions which would delay or make a change in control of the REIT difficult.

A Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

Repurchase Agreements

Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells a Fund a security at one price and agrees to repurchase that security at a higher price, normally within a seven day period. Each repurchase agreement entered into by a Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. If a seller becomes subject to bankruptcy or other insolvency proceedings or fails to repurchase a security from a Fund, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

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Restricted and Illiquid Securities

Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, a Fund may not be able to sell the security at a time and/or price at which Forward Management and/or a Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Fund could realize upon disposition.

Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies

A Fund may invest in shares of other investment companies, such as mutual funds, ETFs, holding company deposit receipts, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes a Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Short Sales

A Fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a Fund. When a Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by a Fund. A Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. While short sales can be used to further a Fund’s investment objective, under certain market conditions they can increase the volatility of a Fund and may lower a Fund’s return or result in losses, which potentially may be unlimited. A Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, a Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities or the price of the security is otherwise rising, a “short squeeze” could occur, causing the security’s price to rise and making it more likely that a Fund will have to cover its short position at an unfavorable price. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by a Fund in the short sale, and may cause a Fund’s share price to be volatile. In rising securities markets, a Fund’s risk of loss related to short selling will be greater than in declining securities markets. Over time, securities markets have risen more often than they have declined.

Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition.

Small and Medium Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength. Small capitalization stocks may be traded over the counter or listed on an exchange.

Tax

The federal income tax treatment of the complex securities in which a Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for a Fund itself to comply with such rules. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Tax Reform

As a Fund may purchase the debt securities of municipal issuers, changes or proposed changes in federal tax laws could impact the value of those securities. Of particular concern would be large changes in marginal income tax rates or the elimination of the tax preference for municipal interest income versus currently taxable interest income. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of a Fund’s portfolio, and such a failure could also result in additional taxable income to a Fund and/or shareholders. In addition, the municipal market is a fragmented market that is very technically driven. There can be regional variations in economic conditions or supply-demand fundamentals. Although a Fund may engage in short selling of municipal bonds and may enter into repurchase agreements for municipal bonds, such activity may be infrequent and a Fund may not engage in such transactions due to operational and/or investment considerations. Any interest or other expenses incurred for the purchase of municipal bonds cannot be deducted. Bonds issued by municipalities must be held by beneficial owners for their interest to be treated as tax exempt. The municipal market is predominantly a retail buyer driven market. For these reasons, the municipal bond market is subject to very different supply-demand fundamentals than corporate markets. Public information in the municipal market is also less available than in other markets, increasing the difficulty of evaluating and valuing securities. As opposed to the majority of municipal bonds outstanding, a portion of the municipal bonds held by a Fund may be secured by payments to be made by private companies and changes in market conditions affecting such bonds, including the downgrade of a private company obligated to make such payments, could have a negative impact on the value of Fund holdings, the municipal market generally, or a Fund’s performance.

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Discussion of Principal Risks

Value Stocks

Although a Fund may invest in securities that Forward Management and/or a Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Management of the Funds

INVESTMENT ADVISOR/PORTFOLIO MANAGERS

Forward Management serves as investment advisor to each of the Forward Funds. Forward Management is a registered investment advisor that supervises the activities of each sub-advisor and has the authority to engage the services of different sub-advisors with the approval of the Board of Trustees of each of the respective Funds and each Fund’s shareholders. Forward Management is located at 433 California Street, 11th Floor, San Francisco, California 94104. As of December 31, 2009, Forward Management had approximately $5.4 billion of assets under management.

Forward Management has the authority to manage the Forward Funds in accordance with the investment objectives, policies, and restrictions of the Funds, subject to general supervision of the Trust’s Board of Trustees. Forward Management has managed the Forward Funds since September 1998 and the Forward Funds are its principal investment advisory clients. Forward Management directly manages the assets of the Allocation Funds, Forward Frontier Markets Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Large Cap Equity Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward Strategic Alternatives Fund, Forward Strategic Realty Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward Emerging Markets Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds. Forward Management also provides the Funds with ongoing management supervision and policy direction.

Forward Management uses rigorous criteria to select sub-advisors to manage the Funds’ assets. In choosing the sub-advisors, Forward Management considers a number of factors, including market trends, the sub-advisor’s investment style, its own outlook for a given market capitalization or investment style category, the sub-advisor’s performance in various market conditions, as well as the characteristics of the sub-advisor’s typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings, and price volatility statistics.

In addition to selecting the sub-advisors and, where applicable, allocating the Funds’ assets, Forward Management is responsible for monitoring and coordinating the overall management of the Funds. Forward Management reviews each Fund’s portfolio holdings and evaluates the ongoing performance of the sub-advisors.

The Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management, including the Funds. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund since June 2009 and the Forward Real Estate Fund since March 2010.

Joel Beam. Mr. Beam has been a portfolio manager for Forward Management since June 2009. Mr. Beam has primary responsibility for the day-to-day management of the Forward Select Income Fund and the Forward Real Estate Fund. Mr. Beam served as a portfolio manager responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s income-oriented portfolios from 1997 to June 2009. He joined Kensington in 1995 as a Senior Analyst and began managing portfolios in 1997. He was previously employed by Liquidity Financial Advisors, Inc. where he was responsible for valuation and pricing of real estate limited partnership and institutional commingled investment fund securities, as well as their underlying properties. Mr. Beam has managed the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund since their inception and the Forward Real Estate Fund since March 2010.

Michael McGowan. Mr. McGowan has been a portfolio manager for Forward Management since June 2009. Mr. McGowan has primary responsibility for the day-to-day management of the Forward International Real Estate Fund. Mr. McGowan was responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s real estate portfolios from 2007 to June 2009. Mr. McGowan joined Kensington in 2005 as a Senior Analyst and began managing portfolios in 2007. Prior to joining Kensington, he was employed at RREEF since 1995 as a Director of Economic and Market Research where he specialized in industrial and office property markets. Prior to joining RREEF, Mr. McGowan was Vice President and co-founder of The Valuations Group where he performed valuations on real estate limited partnerships. Mr. McGowan began his career at Liquidity Fund Investment Corporation and MacKenzie Patterson. At both firms, he was involved in the syndication of real properties and the analysis and the reorganization of real estate securities. Mr. McGowan has managed the Forward International Real Estate Fund and Forward Strategic Realty Fund since 2008, the Forward Global Infrastructure Fund and Forward Select Income Fund since June 2009, and the Forward Real Estate Fund since March 2010.

Aaron Visse, CFA. Mr. Visse has been a portfolio manager for Forward Management since June 2009. Mr. Visse has primary responsibility for the day-to-day management of the Forward Global Infrastructure Fund. Mr. Visse was responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s infrastructure portfolios from

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2007 to June 2009. He joined Kensington in 2002 as an Analyst and began managing portfolios in 2007. Prior to joining Kensington, he was a Senior Research Analyst at Linsco/Private Ledger (LPL) Financial Services, where he followed REITs and financial services companies. Mr. Visse holds an MS in Business Administration. He is a Chartered Financial Analyst and a member of the CFA Institute and the CFA Society of San Francisco. Mr. Visse has managed the Forward Global Infrastructure Fund since inception. Mr. Visse has managed the Forward International Real Estate Fund, Forward Select Income Fund, and the Forward Strategic Realty Fund since June 2009 and the Forward Real Estate Fund since March 2010.

Ian Goltra. Mr. Goltra joined Forward Management as a Senior Analyst on June 2009 and has been a portfolio manager for Forward Management since March 2010. Since May 2010, Mr. Goltra has had primary responsibility for the day-to-day management of the Forward Strategic Realty Fund and the Forward Real Estate Fund. From May 1998 to June 2009, Mr. Goltra was Senior Analyst and Senior Vice President of Kensington Investment Group, Inc., and he became a Senior Vice President of Kensington in 2004, focusing on the public real estate sector. From 1993 to 1998, Mr. Goltra was Senior Financial Analyst and Western Americas Vice President at Textainer Equipment Management. From 1991 to 1993, Mr. Goltra was Senior Financial Analyst for Meridian Point Properties, and from 1987 to 1990, he was an Analyst at Liquidity Fund Investment Corporation. Mr. Goltra has managed the Forward Real Estate Fund since March 2010 and the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund since May 2010.

The Forward International Dividend Fund and Forward Large Cap Equity Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has co-primary responsibility for the day-to-day management of the Forward Large Cap Equity Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an M.B.A. Mr. O’Donnell has managed the Forward International Dividend Fund since December 2008 and the Forward Large Cap Equity Fund since August 2009.

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff has primary responsibility for the day-to-day management of the Forward International Dividend Fund and co-primary responsibility for the day-to-day management of the Forward Large Cap Equity Fund. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987-2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst. Mr. Ruff has managed the Forward International Dividend Fund since December 2008 and the Forward Large Cap Equity Fund since August 2009.

Randall T. Coleman, CFA. Mr. Coleman is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2001 – July 2008, Mr. Coleman was a Portfolio Manager and Member of the Investment Policy Committee for Berkeley Capital Management. From 1994-2001, Mr. Coleman was Vice President at London Pacific Advisors. From 1987-1988, he served as a Compliance Officer for Intrust Investor Services and from 1986-1987, he was a Registered Representative with First Investors Corp. Mr. Coleman is a Chartered Financial Analyst and holds an MBA. Mr. Coleman has managed the Forward International Dividend Fund since December 2008 and the Forward Large Cap Equity Fund since August 2009.

Bruce R. Brewington. Mr. Brewington is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From September 2005 to July 2008, Mr. Brewington was an Analyst and Member of the Investment Policy Committee for Berkeley Capital Management. From 1995 – 2003, he was an Analyst with Putnam Lovell Securities, and from 1992-1994, he was an Analyst for Prudential Securities. Mr. Brewington holds an MBA. Mr. Brewington has managed the Forward International Dividend Fund since December 2008 and the Forward Large Cap Equity Fund since August 2009.

The Allocation Funds, Forward Frontier Markets Fund, Forward Strategic Alternatives Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward Emerging Markets Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management, including the Funds. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Allocation Funds, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund since September 2008, has managed the cash portion of the Forward Emerging Markets Fund since August 2009, and has managed the Forward Frontier Markets Fund since its inception.

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader has primary responsibility for the day-to-day management of the Allocation Funds and the Forward Strategic Alternatives Fund and co-primary responsibility for the day-to-day management of the Forward Frontier Markets Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward Emerging Markets Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds

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from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA. Mr. Rowader has managed the Allocation Funds and the Forward U.S. Government Money Fund since February 2007, the Forward Strategic Alternatives Fund since September 2008, the cash portion of the Forward Emerging Markets Fund since August 2009, and the Forward Frontier Markets Fund since its inception.

Paul Herber, CFA. Mr. Herber has been with Forward Management since September 2008 as an Investment Officer. Mr. Herber has co-primary responsibility for the day-to-day management of the Forward Frontier Markets Fund and the cash portion of the Forward Emerging Markets Fund. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the Allocation Funds, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund since February 2008, the cash portion of the Forward Emerging Markets Fund since August 2009, and the Forward Frontier Markets Fund since its inception.

Justin H. Roberge. Mr. Roberge has been with Forward Management since September 2008 as Investment Analyst. Mr. Roberge has co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund. Prior to joining Forward Management, Mr. Roberge was with Accessor Capital Management since April 2002 as an Operations Associate, from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. Prior to Accessor Capital Management, Mr. Roberge was a Registered Representative at Diversified Financial Concepts from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001. Mr. Roberge has managed the Allocation Funds and Forward U.S. Government Money Fund since January 2007, the Forward Strategic Alternatives Fund since September 2008, the cash portion of the Forward Emerging Markets Fund since August 2009, and the Forward Frontier Markets Fund since its inception.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Funds.

During the most recent fiscal year ended December 31, 2009, each Fund paid the following management fees (net of waivers) to the Fund’s investment advisor and/or the Fund’s sub-advisor (as applicable). Daily investment decisions are made by the respective sub-advisor(s) for each Fund (as applicable), whose investment experience is described below under the heading “Sub-Advisors/Portfolio Managers.”

FUND	TOTAL ANNUAL ADVISORY FEE (AS A PERCENTAGE OF DAILY NET ASSETS)	ANNUAL ADVISORY FEE TO INVESTMENT ADVISOR (AS A PERCENTAGE OF DAILY NET ASSETS)	ANNUAL ADVISORY FEE TO SUB-ADVISOR (AS A PERCENTAGE OF DAILY NET ASSETS)
Forward Aggressive Growth Allocation Fund	0.03%	0.03%	N/A
Forward Balanced Allocation Fund	0.03%	0.03%	N/A
Forward Banking and Finance Fund(1)	1.00%	1.00%	N/A
Forward Emerging Markets Fund(1)	1.09%	1.09%	N/A
Forward Frontier Markets Fund	0.85%	0.85%	N/A
Forward Global Infrastructure Fund(2)	0.87%	0.87%	N/A
Forward Growth & Income Allocation Fund(3)	0.03%	0.03%	N/A
Forward Growth Allocation Fund	0.03%	0.03%	N/A
Forward Growth Fund(1)	0.66%	0.66%	N/A
Forward High Yield Bond Fund(3)	0.61%	0.36%	0.25%
Forward Income & Growth Allocation Fund	0.03%	0.03%	N/A
Forward Income Allocation Fund	0.03%	0.03%	N/A
Forward International Dividend Fund	0.42%	0.42%	N/A
Forward International Equity Fund(3)	1.00%	0.55%	0.45%
Forward International Fixed Income Fund(1)	0.56%	0.56%	N/A
Forward International Real Estate Fund(2)	0.82%	0.82%	N/A
Forward International Small Companies Fund(1)	1.00%	1.00%	N/A
Forward Investment Grade Fixed-Income Fund(3),(4)	0.58%	0.33%	0.25%
Forward Large Cap Equity Fund	0.25%	0.25%	N/A
Forward Large Cap Growth Fund(3)	0.67%	0.45%	0.22%
Forward Large Cap Value Fund(3)	0.69%	0.45%	0.24%
Forward Legato Fund(1)	0.60%	0.60%	N/A

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FUND	TOTAL ANNUAL ADVISORY FEE (AS A PERCENTAGE OF DAILY NET ASSETS)	ANNUAL ADVISORY FEE TO INVESTMENT ADVISOR (AS A PERCENTAGE OF DAILY NET ASSETS)	ANNUAL ADVISORY FEE TO SUB-ADVISOR (AS A PERCENTAGE OF DAILY NET ASSETS)
Forward Long/Short Credit Analysis Fund(1)	1.22%	1.22%	N/A
Forward Mortgage Securities Fund(3)	0.61%	0.36%	0.25%
Forward Real Estate Fund(1),(5)	0.80%	0.80%	N/A
Forward Select Income Fund(2)	1.00%	1.00%	N/A
Forward Small Cap Equity Fund(1)	1.05%	1.05%	N/A
Forward Small to Mid Cap Fund(3)	1.00%	0.60%	0.40%
Forward Strategic Alternatives Fund	0.70%	0.70%	N/A
Forward Strategic Realty Fund(2)	1.00%	1.00%	N/A
Forward Tactical Growth Fund(1),(6)	1.24%	1.24%	N/A
Forward U.S. Government Money Fund	0.07%	0.07%	N/A

(1)	The Fund pays advisory fees to Forward Management, which in turn pays each sub-advisor a sub-advisory fee, as applicable.

(2)	Forward Management became the Fund’s investment advisor on June 12, 2009. Payment of management fees prior to that date were made to the Fund’s previous investment advisor, Kensington Investment Group, Inc.

(3)	The Fund directly pays each sub-advisor a sub-advisory fee, as applicable.

(4)	Effective May 1, 2009, the Accessor Short-Intermediate Fixed-Income Fund was reorganized into the Accessor Intermediate Fixed-Income Fund and the name of the Accessor Intermediate Fixed-Income Fund was changed to the Accessor Investment Grade Fixed-Income Fund (now known as the Forward Investment Grade Fixed-Income Fund).

(5)	On March 1, 2010, Forward Management assumed all responsibilities with respect to directing the investments of the Forward Real Estate Fund.

(6)	As of December 31, 2009, the Forward Tactical Growth Fund had not operated for a full fiscal year. The Forward Tactical Growth Fund pays Forward Management an annual advisory fee equal to 1.25% of the Fund’s daily net assets. Forward Management pays the sub-advisor an annual sub-advisory fee equal to 0.70% of the Fund’s daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and investment sub-advisory contracts of the Funds is available in the Forward Funds’ annual reports for the most recent fiscal year ended December 31, 2009.

SUB-ADVISORS/PORTFOLIO MANAGERS

The sub-advisor(s) for each Fund manage the assets of the Fund and make decisions with respect to, and place orders for, all purchases and sales of the Fund’s securities, subject to the general supervision of the Board of Trustees and Forward Management and in accordance with the investment objectives, policies, and restrictions of the Fund.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and their ownership of securities in the Fund.

•	Forward Banking and Finance Fund and Forward Growth Fund

Forward Management has engaged the services of Emerald Mutual Fund Advisers Trust (“Emerald”) to act as sub-advisor to the Forward Banking and Finance Fund and Forward Growth Fund . Emerald is located at 1703 Oregon Pike, Suite 101, Lancaster, Pennsylvania 17601. Emerald is a wholly owned subsidiary of Emerald Advisers, Inc., the former investment advisor to these Funds, and is located at the same address as that of Emerald. As of December 31, 2009, Emerald Advisers, Inc. had approximately $2.1 billion in assets under management.

The portfolio managers of the Forward Growth Fund are:

Kenneth G. Mertz II, CFA, is responsible for the day-to-day management of the Fund and makes the final investment decisions for the Fund. Mr. Mertz has been the Chief Investment Officer & President of Emerald since October 1992. Before joining Emerald, Mr. Mertz was the Chief Investment Officer to the Pennsylvania State Employees’ Retirement System. Mr. Mertz has managed the Fund since its inception.

Stacey L. Sears is responsible for the day-to-day management of the Fund. Ms. Sears is Senior Vice President of Emerald Advisers, Inc. and Vice President of Emerald. Ms. Sears was employed by Emerald’s parent company from 1992 to 2001, and from 1995 to 2000, served as a Research Analyst. She became an assistant portfolio manager to Mr. Mertz in 2001. In 2002, Ms. Sears became a Portfolio Manager and was named the portfolio manager of the Fund. Ms. Sears has managed the Fund since January 2002.

Joseph W. Garner is responsible for the day-to-day management of the Fund. Mr. Garner is the Director of Research for Emerald Research, the research arm of Emerald Asset Management, Inc., a position he has held since January 1995. Mr. Garner has been employed by Emerald Advisers, Inc. since April 1994 as an analyst, focusing on small to mid-size firms. He holds an M.B.A. Mr. Garner has managed the Fund since May 2006.

Peter J. Niedland, CFA, is responsible for the day-to-day management of the Fund. Mr. Niedland is a portfolio manager and research analyst, a position he has held since October 2009. Prior to joining Emerald in 2009, Mr. Niedland co-founded NS Investment Partners, LLC in March 2006. From 1993 through 2006, Mr. Niedland worked at Liberty Ridge Capital as a small cap research analyst and portfolio manager. Mr. Niedland has managed the Fund since May 2010.

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The Forward Banking and Finance Fund is managed by Kenneth G. Mertz II, CFA, whose biographical information appears above. He has managed the Fund since its inception.

•	Forward Emerging Markets Fund and Forward International Small Companies Fund

Forward Management has engaged the services of Pictet Asset Management Limited (“PAM Ltd”), which is part of Pictet Asset Management (“PAM”), to act as sub-advisor for the Forward Emerging Markets Fund and Forward International Small Companies Fund. PAM Ltd’s address is Moor House, 120 London Wall, London, EC2Y 5ET, United Kingdom. PAM is the institutional business division of Pictet & Cie and includes all of the operating subsidiaries and divisions of Pictet & Cie that carry on institutional asset management. As of December 31, 2009, PAM had approximately $122.5 billion of assets under management, and Pictet & Cie had approximately $243.6 billion of assets under management and administration for institutional and private clients.

The Forward Emerging Markets Fund is team managed and all investment decisions are made jointly by the team. The team members are:

Nidhi Mahurkar, Co-Head, Global Emerging Markets Equities. Ms. Mahurkar joined PAM in May 2001. Ms. Mahurkar has served as the Co-Business Unit Head of the Emerging Markets Team since January 2006. From May 2001 through January 2006 she was a Senior Investment Manager in the Emerging Markets Team. Before joining PAM, Ms. Mahurkar managed Asian equities at Lazard Asset Management and was the industry leader for technology within Lazard’s global emerging markets product (1996-2001). Prior to joining Lazard, Ms. Mahurkar worked with American Express in London. She holds a BA in economics and an MBA from the Indian Institute of Management in Bangalore. Ms. Mahurkar has managed the Fund since May 2001.

Klaus Bockstaller, Co-Head, Global Emerging Markets Equities. Mr. Bockstaller joined PAM in November 2009. Before joining PAM, Mr. Bockstaller was founding partner at Fleming Capital Management, where he managed a Global Equity long/short fund since 2004. Previously, Mr. Bockstaller spent four years at Baring Asset Management as Head of EMEA (long only) and six years at UBS Brinson (co-manager, Eastern Europe). Mr. Bockstaller has managed the Fund since November 2009.

Stephen Burrows, Senior Investment Manager and Product Specialist, Global Emerging Markets Equities. Mr. Burrows joined PAM in February 1997. He has held his current position since October 2004. From January 2002 through October 2004, Mr. Burrows served as Senior Investment Manager in the Regional Equities Team and from 1997 through 2001, he was a Senior Investment Manager with the European Equities Team. Before joining PAM, Mr. Burrows began his investment career in 1987 with a three year training program at Rothschild Asset Management before moving on to become an Investment Manager for European Equities and a member of the Global Asset Allocation Committee. In 1995, he moved to Norwich Union Investment Management as an Investment Manager in the European Equity team. Mr. Burrows is an Associate member of the Society of Investment Professionals. Mr. Burrows has managed the Fund since October 2004.

Jonathan Bell, Senior Investment Manager, Global Emerging Market Equities. Mr. Bell joined PAM in December 2002, Mr. Bell specializes in the Chinese market and in global emerging market telecom and new media. Mr. Bell also manages PAM’s emerging market large cap product. He has held his current position since October 2007. From April 2005 to September 2007, he was an Investment Manager on the Emerging Markets Team and from December 2002 through March 2005, he served as Assistant Fund Manager on the Emerging Markets Team. Before joining PAM, he worked as a TMT industry analyst for Pyramid Research, a global consultancy with an emerging markets focus (June 2000 to November 2002). He played a leading role in a variety of financial analysis and due diligence projects and presented at telecommunications conferences throughout the world. Mr. Bell holds an MBA from the Goizueta Business School at Emory University and an MA in International Relations from the Fletcher School of Law & Diplomacy (Harvard/Tufts). He is a team member of the Council on Foreign Relations. Mr. Bell has managed the Fund since May 2007.

The Forward International Small Companies Fund is team managed and all investment management decisions are made jointly by the team. The team members are:

Aylin Suntay, Head and Senior Investment Manager, Small Cap Equities Team. Ms. Suntay joined PAM in October 2001. She has served in her current position as PAM’s Business Unit Head and Senior Investment Manager in the Small Capitalization Equities Team since September 2006. From February 2006 through September 2006, she served as Senior Investment Manager in PAM’s sector teams and EAFE Team. From September 2002 through September 2006, she was a Senior Investment Manager in PAM’s sector teams. From January 2002 through August 2002, Ms. Suntay was Technology Investment Manager for Specialist Equities. Before joining PAM, she worked for Colonial First State in London, first as Head of European Equities and afterwards as Head of Global Media and Consumer Sectors and also worked for Nicholas Applegate Capital Management as a Portfolio Manager in Emerging Markets in California, USA and London, UK. Before Applegate, Ms. Suntay spent four years with Global Securities in Istanbul, Turkey as an equity analyst. Ms. Suntay holds a BSc in Economics from Istanbul University and a Masters in Finance from the London Business School. Ms. Suntay has managed the Fund since September 2006.

Justin Hill, Senior Investment Manager. Mr. Hill joined PAM in October 2001 as a Senior Investment Manager in the Specialist Equities Team, concentrating on the UK and Asia Small Cap markets. Before joining PAM, Mr. Hill spent five years with the UK smaller companies team at Friends Ivory & Sime Asset Management in London and four years at Arthur Andersen. He is a graduate of St. Hugh’s College, Oxford and is a member of the Institute of Chartered Accountants. Mr. Hill has managed the Fund since October 2001.

Michael McLaughlin, Senior Investment Manager. Mr. McLaughlin joined PAM in November 1995 as an Investment Manager in the Specialist Equities Team, responsible for Japan and the Asia-Pacific region. He became a Senior Investment Manager in 1996. His responsibilities cover equity strategy, stock selection and research, as well as asset allocation. Before joining PAM he worked for Provident Mutual, where he was the Japanese Investment Manager and a member of the asset allocation committee. Having graduated from the London School of Economics with a BSc in Industry and Trade, Mr. McLaughlin started his financial career in 1987 with the Central Finance Board of the Methodist Church where he was responsible for Japan and Asia. Mr. McLaughlin has managed the Fund since February 1996.

Oliver Knobloch, Senior Investment Manager. Mr. Knobloch joined Pictet & Cie in May 1993 and PAM in 2002. Mr. Knobloch has served in his current position as Senior Investment Manager, Specialist Equities in the Small Capitalization Equities Team since September 2006. From September 2002 through September 2006, he served as Senior Investment Manager in PAM’s Sector Teams. From January 2002 through September 2002, he served as an Analyst and Fund Manager—Technology Specialist, Private Banking. In addition, Mr. Knobloch managed the PF-Telecom Fund before he took his current position in September 2006. Before joining PAM, Mr. Knobloch was a sell-side analyst following the European Engineering sector at Credit Suisse in Zurich. Before that, he spent three years at SBC in Basel as a sell-side analyst for the Swiss machinery and watch sector. Mr. Knobloch holds a Masters degree in Economics and a CFPI. Mr. Knobloch has managed the Fund since September 2006.

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Bill Barker, Senior Investment Manager, Small Cap Team. Mr. Barker joined PAM in November 2007 and is responsible for the UK. Before joining PAM, he worked as a UK Small Caps Manager for Threadneedle Investments (2000-2007) and previously held the same position at HSBC Asset Management (1996-1999) and Lloyds Investment Management (1992-1996). Mr. Barker graduated from Hull University with a BSc in Economics & Econometrics. Mr. Barker has managed the Fund since November 2007.

•	Forward High Yield Bond Fund

Forward Management has engaged the services of First Western Investment Management, Inc. (“First Western”) to act as sub-advisor to the Forward High Yield Bond Fund. First Western is located at 1900 Avenue of the Stars, Suite 900, Los Angeles, California 90067. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the Fund since May 1, 2000. First Western is the principal investment advisory subsidiary of First Western Financial, Inc. First Western has approximately $1.33 billion of assets under management as of December 31, 2009, and First Western Financial, Inc. has approximately $2.9 billion of assets under management as of December 31, 2009.

Steven S. Michaels is responsible for the day-to-day management of the Fund. Mr. Michaels is Managing Director of High Yield at First Western, with 21 years of industry experience and had served as a member of the professional investment staff at FMA for 19 years. Mr. Michaels’ responsibility over the last 16 years include high yield fixed income portfolio management and directing the firm’s credit research. Mr. Michaels has managed the Fund since May 2000.

•	Forward International Equity Fund

Forward Management has engaged the services of Lazard Asset Management LLC (“Lazard”) to act as sub-advisor to the Forward International Equity Fund. Lazard is located at 30 Rockefeller Plaza, New York, NY 10112. Lazard has managed the Fund since December 1, 2008. Lazard is a subsidiary of Lazard Freres & Co., LLC, a global investment bank. Lazard has $116.5 billion in assets under management as of December 31, 2009.

Lazard uses a team approach to managing the Forward International Equity Fund. Paul Moghtader, CFA, serves as the lead portfolio manager and Taras Ivanenko, CFA, Peter Kashanek, Alex Lai, CFA, and Craig Scholl, CFA, serve as back-up portfolio managers. Investment decisions are made jointly by the team.

Paul Moghtader, CFA, Director, Portfolio Manager/Analyst. Mr. Moghtader is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity Team. He began working in the investment field in 1992. Prior to joining Lazard in 2007, Mr. Moghtader was Head of the Global Active Equity Group and a Senior Portfolio Manager at State Street Global Advisors (SSgA) from 1998-2007. At SSgA, Mr. Moghtader was the senior manager responsible for the research and portfolio management of all multiregional active quantitative equity strategies. Previously, Mr. Moghtader was an analyst at State Street Bank. He began his career at Dain Bosworth as a research assistant. Mr. Moghtader has a Master of Management (MM) from Northwestern University and a BA in Economics from Macalester College. Mr. Moghtader has managed the Fund since December 2008.

Taras Ivanenko, CFA, Senior Vice President, Portfolio Manager/Analyst. Mr. Ivanenko is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity Team. He began working in the investment field in 1995. Prior to joining Lazard in 2007, Mr. Ivanenko was a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2002. Earlier at SSgA, he was a Principal and Senior Application Development Architect in the Equity Systems group. Previously, Mr. Ivanenko was an analyst in Quantitative Research and Trading Systems at Oxbridge Research. He has a Ph.D. in Physics from Massachusetts Institute of Technology and an Engineer-Physicist degree from Moscow Physical-Technical Institute. Mr. Ivanenko has managed the Fund since December 2008.

Peter Kashanek, Senior Vice President, Client Portfolio Manager. Mr. Kashanek is a Client Portfolio Manager on Lazard’s Quantitative Equity Team. He began working in the investment field in 1994. Prior to joining Lazard in 2007, Mr. Kashanek was a Principal and a Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2005-2007. Previously, Mr. Kashanek was an investment analyst in the Institutional Equity Research Group at Bank of Montreal where he focused on global energy companies 2003-2004. Prior to that, he was an Associate in the Global Equity Research Group at Deutsche Bank Securities. Mr. Kashanek also worked at Reliant Energy in Houston as a member of its Corporate Development team. Mr. Kashanek has an MBA with a concentration in Finance from Vanderbilt University and a BA in Government from St. Lawrence University. Mr. Kashanek has managed the Fund since December 2008.

Alex Lai, CFA, Vice President, Portfolio Manager/Analyst. Mr. Lai is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity Team. He began working in the investment field in 2002. Prior to joining Lazard in 2009, Mr. Lai was a Vice President and Quantitative Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2003. Prior to that, Mr. Lai was an investment-banking analyst at Lehman Brothers Asia in Hong Kong. He has a BBA (Hons) in Finance and Accounting from the University of Michigan, Ann Arbor. Mr. Lai has managed the Fund since January 2009.

Craig Scholl, CFA, Director, Portfolio Manager/Analyst. Mr. Scholl is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity Team. He began working in the investment field in 1984. Prior to joining Lazard in 2007, Mr. Scholl was a Principal and a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2000. Previously he was Managing Director of Public Equities for the Virginia Retirement System, where he was responsible for internally and externally managed portfolios. Prior to that, Mr. Scholl was a pension investment manager for two large corporations. He also worked as a consultant with InterSec Research and a vice president in data analytics at Lynch, Jones & Ryan. Mr. Scholl has a BS in Finance and Public Communications from Syracuse University. He is a member of the CFA Institute and the Boston Security Analysts Society. Mr. Scholl has managed the Fund since December 2008.

•	Forward International Fixed Income Fund

Forward Management has engaged the services of Pictet Asset Management SA (“PAM SA”) to act as sub-advisor for the Forward International Fixed Income Fund. PAM SA is located at Route des Acacias 60, 1211 Geneva 73, Switzerland. PAM SA was established in 2005 and is part of PAM, which is the institutional business division of Pictet & Cie. As of December 31, 2009, PAM had approximately $122.5 billion of assets under management. As of December 31, 2009, Pictet & Cie had approximately $243.6 billion of assets under management and administration for institutional and private clients.

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The Forward International Fixed Income Fund is team managed. All investment management decisions are made jointly by the team. The team members are:

Sebastien Eisinger, Head, Fixed Income Team. Mr. Eisinger is Head of PAM SA’s Fixed Income business and a member of the Executive Board. Mr. Eisinger joined PAM SA in 1999 as an Investment Manager in charge of quantitative bond analysis. From September 2004 to December 2006, he was a Senior Investment Manager responsible for absolute return products and fixed income solutions. From May 2005 to December 2006, Mr. Eisinger additionally served as Deputy Head of the Fixed Income Team. From December 2006 to August 2007, Mr. Eisinger was Senior Investment Manager and Product Specialist for debt related products for Pictet Asset Management (Japan) Ltd. in Tokyo. Mr. Eisinger holds an MSc in Mathematics and a post-graduate degree in stochastic models from Jussieu University in Paris. Mr. Eisinger has managed the Fund since its inception.

Mickael Benhaim, Head of Global Bonds, Fixed Income Team. Mr. Benhaim joined PAM SA in 2006 as head of Global Bonds. Mr. Benhaim is also a member of PAM SA’s credit and absolute return committee. Immediately before joining PAM SA, Mr. Benhaim was Head of Euro Aggregate Fixed Income for AXA Investment Managers for five years (2001 – 2006). Mr. Benhaim has more than 15 years’ professional experience that includes working at the Dresdner Group (1997-1999, deputy Head of Fixed Income at Dresdner RCM Gestion) and Cadiff Asset Management, part of BNP Paribas Group (2000-2001, Senior Portfolio Manager, Euro Global Fixed Income). Mr. Benhaim holds a MSc in Mathematics and a degree in stochastic models from the University of Paris Jussieu and Paris Pantheon-Sorbonne. Mr. Benhaim has managed the Fund since its inception.

Alexander Baskov, Senior Investment Manager, Fixed Income Team. Mr. Baskov has been a Senior Investment Manager on PAM SA’s Fixed Income Team specializing in high yield bonds since 2005. Mr. Baskov joined the Fixed Income team of PAM SA as a Senior Credit Analyst in 2003. Between 1999 and 2003, Mr. Baskov was in charge of credit research for European industrial high yield issuers for the fund manager RMF Investment Products. Between 1997 and 1999, he was a financial analyst in the project financing group of Nat West Markets in London. Mr. Baskov is a graduate from the Polytechnic University in St. Petersburg, and holds an Executive MBA degree from the HEC Business School in Lausanne. Mr. Baskov has managed the Fund since its inception.

David Bopp, CFA, Investment Manager, Fixed Income Team. Mr. Bopp has been an Investment Manager with responsibility for absolute return products since joining PAM SA in 2004. From 2001 to 2004, Mr. Bopp was a portfolio manager at UBS. Mr. Bopp holds a degree in Economics from the HEC Business School and is a Chartered Financial Analyst. Mr. Bopp has managed the Fund since its inception.

Simon Lue-Fong, Head of Global Emerging Debt, Fixed Income Team. Mr. Lue-Fong joined PAM SA in 2005 as a Senior Investment Manager and Head of Global Emerging Debt with responsibility for investment management, product development and client relations. Before joining PAM SA, he worked for Standard Asset Management (2004-2005) and INVESCO (2000-2003) as a Senior Investment Manager in their respective Emerging Markets Debt teams. Between 1996 and 2000, Mr. Lue-Fong was an Investment Manager and then Head of Emerging Market Debt at Fischer Francis Trees & Watts. Mr. Lue-Fong graduated from Bournemouth University with a BA (Hons) degree in Finance. Mr. Lue-Fong has managed the Fund since its inception.

•	Forward Investment Grade Fixed-Income Fund

Forward Management has engaged the services of Pacific Investment Management Company LLC (“PIMCO”) to act as sub-advisor for the Forward Investment Grade Fixed-Income Fund. PIMCO is located at 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660. PIMCO has managed the Fund since May 19, 2008. PIMCO has approximately $1.0 trillion in assets under management as of December 31, 2009.

Chris Dialynas is the portfolio manager responsible for the day-to-day investment decisions of the Fund. Mr. Dialynas is a managing director, portfolio manager, and a member of PIMCO’s Investment Committee. He joined PIMCO in 1980 and has been a Managing Director and Senior Portfolio Manager since 1985. Mr. Dialynas has written extensively and lectured on the topic of fixed income investing. He served on the Editorial Board of The Journal of Portfolio Management and was a member of the Fixed Income Curriculum Committee of the Association for Investment Management and Research. He has over thirty years of investment experience and holds a bachelor’s degree in economics from Pomona College, and holds an MBA in finance from The University of Chicago Graduate School of Business. Mr. Dialynas has managed the Fund since May 2008.

•	Forward Large Cap Growth Fund

Forward Management has engaged the services of Smith Asset Management Group, LP (“Smith Group”) to act as sub-advisor for the Forward Large Cap Growth Fund. Smith Group is located at 100 Crescent Court, Suite 1150, Dallas, TX 75201. Smith Group has managed the Fund since September 21, 2007. Founded in 1995, Smith Group has approximately $3.0 billion in assets under management as of December 31, 2009.

The Fund is team-managed. Stephen S. Smith, CFA, John D. Brim, CFA, Royce W. Medlin, CFA, and William Ketterer, CFA, have been jointly and primarily responsible for the day-to-day management of the Fund. As Chief Investment Officer, Stephen S. Smith, CFA, directs the portfolio management team in implementing the investment process he designed. The team employs a process that combines quantitative and traditional research criteria that Stephen S. Smith, CFA has executed for over 25 years.

Stephen S. Smith, CFA, CEO, and Chief Investment Officer, is the founder of Smith Group. Since the firm’s founding in 1995, he has served as both chief executive officer and chief investment officer. He began his investment management career as a portfolio manager with Wachovia Bank in 1976. In 1983 he joined the predecessor to Bank of America, where he held a variety of senior investment management positions. Mr. Smith has managed the Fund since September 2007.

John D. Brim, CFA, Portfolio Manager and Director of Portfolio Management, joined Smith Group in March 1998. Mr. Brim has been a Senior Portfolio Manager with Smith Group since 2003 and is responsible for equity research within the health care sector. From April 1997 to March 1998, he was a manager within the Institutional Investment Consulting Group of Deloitte & Touche, LLP. From June 1990 to April 1997, he held a variety of positions, including senior client manager, with NationsBank Asset Management in Dallas. Mr. Brim has managed the Fund since September 2007.

Royce W. Medlin, CFA, Portfolio Manager, joined Smith Group in January 2006 as a Senior Portfolio Manager. Prior to joining Smith Group, he was President and Portfolio Manager of Belmont Wealth Management where he worked from 2002 to 2005. From 1991 to 2002, he served as a portfolio manager at U.S. Trust in Dallas and Team Bank Trust Investments in Fort Worth. Mr. Medlin has managed the Fund since September 2007.

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William Ketterer, CFA, Portfolio Manager, joined Smith Group in January of 2007 as a Senior Portfolio Manager. From March 1999 to January 2007, he served as Senior Vice President and Portfolio Manager with The Private Bank at Bank of America where he managed portfolios for institutions and high net worth individuals. From 1993 to 1999, he worked in corporate development within the healthcare industry. Prior to 1993, he was Vice President and General Manager of a west coast startup. Mr. Ketterer has managed the Fund since September 2007.

•	Forward Large Cap Value Fund

Forward Management has engaged the services of Acadian Asset Management LLC (“Acadian”) to act as sub-advisor for the Forward Large Cap Value Fund. Acadian is located at One Post Office Square, 20th Floor, Boston, MA 02109. Acadian has managed the Fund since March 1, 2007. Acadian has approximately $49 billion of assets under management as of December 31, 2009.

The core equity investment team oversees a single process that produces all core equity portfolios. This team consists of 15 portfolio managers. A lead manager is assigned to monitor adherence to client specific investment objectives.

Constantine P. Papageorgiou, CFA, Vice President, and Portfolio Manager is the lead manager for the Fund. Mr. Papageorgiou has been a portfolio manager with Acadian since August 2006 and is a member of the global research and portfolio management team. Prior to Acadian, Mr. Papageorgiou was with the AlphaSimplex Group in Cambridge, Massachusetts as Vice President, Research Scientist from 2002 to 2006 and was a software engineer at iSpheres Corporation from 2001 to 2002. Mr. Papageorgiou has managed the Fund since March 2007.

Qi Zeng, CFA, Senior Vice President, and Portfolio Manager, is the backup portfolio manager. Ms. Zeng has been a portfolio manager with Acadian since November 2006. Prior to Acadian, Ms. Zeng was the head of the global quantitative research team at State Street Global Markets from 2005 to 2006 and the head of US quantitative strategy at Morgan Stanley from 1999 to 2005. Ms. Zeng has managed the Fund since March 2007.

•	Forward Legato Fund

Investments in the Forward Legato Fund are allocated among three sub-advisors. Each sub-advisor employs its own investment approach and independently manages its portion of the Fund. The sub-advisors manage roughly equal portions of the Fund’s assets. A team of professional portfolio managers employed by each sub-advisor makes investment decisions for the Fund.

Forward Management has engaged the services of Netols Asset Management Inc. (“NAM”) to act as one of the sub-advisors for the Forward Legato Fund. NAM is located at 1045 West Glen Oaks Lane, Suite 202, Mequon, WI 53092. As of December 31, 2009, NAM had assets under management of $924.2 million. Jeffery W. Netols, President and Portfolio Manager, is responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by NAM. Mr. Netols has been the only portfolio manager at Netols since its inception in September 2000. Prior to founding NAM, Mr. Netols was a Portfolio Manager for Putnam Investments. Mr. Netols has managed the portion of the Fund that NAM manages since its inception.

Forward Management has engaged the services of Conestoga Capital Advisors, LLC (“CCA”) to act as one of the sub-advisors for the Forward Legato Fund. CCA is located at 259 N. Radnor-Chester Road, Suite 120, Radnor, PA 19087. As of December 31, 2009, CCA had assets under management of $345.4 million. William C. Martindale, Jr., Managing Partner & Chief Investment Officer, and Robert M. Mitchell, Managing Partner & Portfolio Manager, are responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by CCA. Messrs. Martindale and Mitchell share joint responsibility for management of the Fund. Each manager is responsible for analysis of certain securities, and buy and sell decisions are made on a unanimous basis. Mr. Martindale has been Managing Partner and Portfolio Manager of Conestoga since its inception in March 2001. Mr. Martindale formerly served as CIO of Martindale Andres & Company from 1989 to March 2001. Mr. Mitchell has served as Managing Partner and Portfolio Manager of Conestoga since its inception in March 2001. Mr. Mitchell formerly served as Director of Equity Research and as a Portfolio Manager for Martindale Andres & Company from 1995 to March 2001. Messrs. Martindale and Mitchell have managed the portion of the Fund that CCA manages since its inception.

Forward Management has engaged the services of Riverbridge Partners, LLC (“Riverbridge”) to act as one of the sub-advisors for the Forward Legato Fund. Riverbridge is located at 801 Nicollet Mall, Suite 600, Minneapolis, MN 55402. As of December 31, 2009, Riverbridge had assets under management of $1.73 billion. Each member of the Riverbridge investment team is responsible for both research and portfolio management functions. Mark A. Thompson, Chief Investment Officer, Rick D. Moulton, CFA, Principal and Research Analyst, Dana L. Feick, CFA, Principal, and Research Analyst, Philip W. Dobrzynski, CFA, Principal and Research Analyst are responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by Riverbridge. Mark A. Thompson co-founded Riverbridge Partners in 1987. As Chief Investment Officer, Mr. Thompson is responsible for coordinating the efforts of the investment team and overall portfolio compliance to Riverbridge Partners investment disciplines. Rick D. Moulton, CFA joined Riverbridge Partners in May 1991 and is responsible for securities analysis and company research across all industry sectors. Mr. Moulton is also a client relationship manager for Riverbridge’s institutional clients and intermediaries. Dana L. Feick, CFA joined Riverbridge Partners in January 1992 and is responsible for securities analysis across all industry sectors. Mr. Feick has over 18 years of experience in the financial services industry. Philip W. Dobrzynski, CFA joined Riverbridge Partners in May 1998 and is responsible for securities analysis across all industry sectors. Messrs. Moulton, Thompson, Feick, and Dobrzynski have managed the portion of the Fund that Riverbridge manages since its inception.

•	Forward Long/Short Credit Analysis Fund

Forward Management has engaged the services of Cedar Ridge Partners, LLC (“Cedar Ridge”) to act as sub-advisor for the Forward Long/Short Credit Analysis Fund. Cedar Ridge is located at 45 East Putnam Avenue, Suite 124, Greenwich , CT 06830. As of December 31, 2009, Cedar Ridge had assets under management of $169.7 million.

Alan E. Hart is the Managing Partner and Chief Investment Officer of Cedar Ridge and serves as the Portfolio Manager for the Fund. Mr. Hart is responsible for the day-to-day portfolio management of the Fund and makes the final investment decisions for the Fund. Mr. Hart is responsible for formulation of overall portfolio strategy and implementation of

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municipal bond portfolio investments. Since May 2004, Mr. Hart has also served as the Portfolio Manager of an unregistered hedge fund. Prior to founding Cedar Ridge in March 2004, he was an investment banker for 21 years specializing in municipal bonds, including “corporate-backed” issues in the airline, airport, electric utility, energy, industrial, and power generation sectors. From 1996-2004, he was a Managing Director at Bear, Stearns & Co. Inc. where he also managed high-yield, structured transactions and advised issuers in private equity and distressed debt situations. From 1986-1996, Mr. Hart was a Vice President and managed the Corporate-Related Group in the Municipal Bond Department at Goldman, Sachs & Co. Prior to joining Goldman Sachs, he spent three years at The First Boston Corporation. He holds an M.B.A. (Finance) from the Columbia University Graduate School of Business and received a B.S. (Business) from California State University, Chico. Mr. Hart has managed the Fund since its inception.

Guy J. Benstead is a Partner and Chief Compliance Officer of Cedar Ridge and serves as a Co-Portfolio Manager for the Fund. Mr. Benstead is responsible for day-to-day portfolio management of the Fund. Mr. Benstead is responsible for portfolio hedging and risk management and implementation of corporate bond and preferred stock portfolio investments. Since March 2005, Mr. Benstead has also served as a Co-Portfolio Manager and Risk Manager of an unregistered hedge fund. Prior to joining Cedar Ridge, Mr. Benstead had an investment banking career that spanned over 22 years, with a specific focus on credit risk in the fixed income markets. From 1991 to 2005 he was a Managing Director in Institutional Fixed Income at Bear, Stearns & Co. Inc. in San Francisco. Prior to joining Bear, Stearns & Co. Inc. in 1991, he was a member of Gruntal & Company’s Institutional Fixed Income Group in San Francisco for one year. He began his career on Wall Street in 1983 with Drexel Burnham Lambert and spent seven years with the firm. He holds an M.B.A. (Finance) from the Columbia University Graduate School of Business and received a B.A. (International Relations) from University of California, Davis. Mr. Benstead has managed the Fund since its inception.

•	Forward Mortgage Securities Fund

Forward Management has engaged the services of BlackRock Financial Management, Inc. (“BlackRock”) to act as sub-advisor for the Forward Mortgage Securities Fund. BlackRock is located at 40 E. 52nd Street, New York, NY 10022. BlackRock or its predecessors have managed the Forward Mortgage Securities Fund since May 18, 1992. Founded in 1988, BlackRock has approximately $3.35 trillion in assets under management as of December 31, 2009.

BlackRock’s Investment Strategy Group has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios. Akiva Dickstein, Managing Director, has been primarily responsible for the day-to-day management and investment decisions for the Fund. While Mr. Dickstein is supported by the Investment Strategy Group, he is responsible for the investment decisions of the Fund. Mr. Dickstein is a member of BlackRock’s Fixed Income Portfolio Management Group and is the lead portfolio manager for dedicated mortgage portfolios. Prior to joining BlackRock in April 2009, Mr. Dickstein spent eight years at Merrill Lynch, where he served as Managing Director and head of the U.S. Rates & Structured Credit Research Group. He was responsible for the team that produced MBS, ABS, CMBS, Treasuries, swaps, and interest rate derivatives research. In addition, he developed Merrill’s prepayment models for fixed rate and hybrid MBS. Mr. Dickstein earned a BA degree in economics, summa cum laude, from Yale University in 1990, and an MA degree in physics from Princeton University in 1993. Mr. Dickstein has managed the Fund since April 2009.

•	Forward Small Cap Equity Fund

Forward Management has engaged the services of Hoover Investment Management Co., LLC (“Hoover”) to act as sub-advisor for the Forward Small Cap Equity Fund. Hoover is located at 600 California Street, Suite 550, San Francisco, California 94108. As of December 31, 2009, Hoover had approximately $1.2 billion of assets under management. Irene G. Hoover, CFA, is Hoover’s Chief Investment Officer, the portfolio manager of the Fund, and is the managing member of Hoover. Ms. Hoover has over 30 years of investment management experience. From 1991-1997, Ms. Hoover was Director of Research and a member of the three-person investment committee at Jurika & Voyles, Inc., an investment management firm in Oakland, California. She is a Chartered Financial Analyst and holds a B.A. from Stanford University and an M.A. from Northwestern University. Ms. Hoover has managed the Fund since its inception.

•	Forward Small to Mid Cap Fund

Forward Management has engaged the services of Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) to act as sub-advisor for the Forward Small to Mid Cap Fund. LA Capital is located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025. LA Capital has managed the Forward Small to Mid Cap Fund since June 2008. As of December 31, 2009, LA Capital managed approximately $6.0 billion in assets.

A team of investment professionals manages the Fund. The portfolio management team consists of Thomas D. Stevens, CFA, Hal Reynolds, CFA, David Borger, CFA, Stuart Matsuda, and Christine Kugler.

Thomas Stevens, Chairman and President, is responsible for developing and managing the firm’s resources for research, portfolio management, trading, operations, and relationship management. Hal Reynolds, Chief Investment Officer, chairs the Investment Committee and is responsible for the firm’s investment process. David Borger, Director of Research, is responsible for managing the firm’s research activities. Stuart Matsuda, Director of Trading, and Christine Kugler, Director of Implementation, are responsible for developing the firm’s trading strategies and implementing the trading program. All five members of the portfolio management team are principals of the firm and have been in the positions with LA Capital since the firm’s inception in March 2002. All five members of the portfolio management team also serve on the Investment and Portfolio Review Committees. The Investment Committee is responsible for reviewing investment research in the areas of stock selection, risk management, portfolio construction, trading, and for approving all changes to the investment process. The Portfolio Review committee meets monthly and is responsible for monitoring the risk exposures of each portfolio to ensure compliance with written investment guidelines and the current outlook of the Dynamic Alpha stock selection model. Messers. Stevens, Reynolds, Borger, and Matsuda and Ms. Kugler have managed the Fund since June 2008.

•	Forward Tactical Growth Fund

Forward Management has engaged the services of Broadmark Asset Management, LLC (“Broadmark”) to act as sub-advisor to the Fund. Broadmark is located at 12 East 52nd St., 3rd Floor, New York, New York 10022. As of December 31, 2009, Broadmark had assets under management of approximately $600 million.

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The portfolio manager of the Forward Tactical Growth Fund is Christopher J. Guptill. Mr. Guptill is Chief Executive Officer and has been Chief Investment Officer of Broadmark since its inception in 1999. Mr. Guptill has over 30 years of investment experience. He holds a BA in economics from California State University, Chico. Mr. Guptill has managed the Fund since its inception.

COMPARABLE ACCOUNT PRESENTATION FOR THE FORWARD TACTICAL GROWTH FUND

Performance of a comparable account shows you how a substantially similar account managed by Broadmark, sub-advisor to the Forward Tactical Growth Fund, has performed in the past over a longer period of time. It does not show you how the Forward Tactical Growth Fund that is available in this prospectus has performed or will perform.

The returns are asset weighted and calculated monthly. Annual performance figures are computed by linking monthly returns. Monthly market values include income accruals.

Performance information has been provided by Broadmark and is not within the control of Forward Funds. None of the performance or expense information regarding the comparable account has been independently verified by Forward Funds.

The chart below does not show you the performance of the Forward Tactical Growth Fund – it shows the performance of a similar account previously managed by Broadmark.

The Forward Tactical Growth Fund has no calendar year, historical performance to report because it commenced operations on September 14, 2009. The chart shows the historical performance of a U.S. unregistered fund previously managed by Broadmark (the “Comparable Account”). The Comparable Account , which is no longer operational, had an investment objective, policies, and strategies that were substantially similar to those of the Forward Tactical Growth Fund. Other than the Comparable Account, Broadmark did not have discretionary investment management authority during the applicable time period over any other account or investment company that has a similar investment objective and strategy as the Forward Tactical Growth Fund.

The performance shows the historical track record of Broadmark and is not intended to imply how the Forward Tactical Growth Fund has performed or will perform. Total returns represent past performance of the Comparable Account and not the Forward Tactical Growth Fund. The Comparable Account was not subject to the investment limitations, diversification requirements and other restrictions of the 1940 Act or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected performance.

The performance below has been adjusted to reflect the operating expenses of Class C shares of the Forward Tactical Growth Fund excluding acquired fund fees and expenses and dividend expense on short sales which are included in the total returns of the Comparable Account. The performance reflected in the Comparable Account may be calculated differently than the method used for calculating fund performance pursuant to SEC guidelines.

Annual total returns/Average annual total returns for the periods shown. Total returns and expenses are not annualized for periods less than one year. The total returns do not reflect the deduction of the CDSC that would apply for redemptions of Class C shares within one year. If the CDSC was included, total returns would have been lower.

YEAR/PERIOD	COMPARABLE ACCOUNT	S&P 500 INDEX(1)
2009(2)	22.43%	19.26%
2008(3)	1.76%	-37.00%
2007(3)	6.65%	5.49%
2006(3)	9.94%	15.79%
2005(3)	0.59%	4.91%
2004(4)	5.24%	10.86%
1 year(5)	26.05%	-6.91%
3 years(6)	12.66%	-5.43%
Since Inception(7)	8.95%	1.21%

(1)	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index and one of the most widely used benchmarks of U.S. stock performance. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.

(2)	January 1, 2009 through September 30, 2009

(3)	Calendar year ending December 31

(4)	Broadmark began managing the Comparable Account on October 1, 2004. Performance is calculated from October 1, 2004 through December 31, 2004.

(5)	October 1, 2008 through September 30, 2009

(6)	October 1, 2006 through September 30, 2009

(7)	October 1, 2004 through September 30, 2009

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PERFORMANCE FEES

The sub-advisors for the Forward Large Cap Growth Fund and Forward Large Cap Value Fund are compensated based, in part, on their performance, and each subadvisory agreement contains a fulcrum fee arrangement. A fulcrum fee has two parts, a base fee and a performance fee. In a typical fulcrum fee arrangement, the base fee is the predetermined rate at which the sub-advisor is paid when its net performance is in line with that of the fund’s benchmark. The base fee is adjusted up or down by the performance fee, which is derived by comparing net fund performance versus that of the fund’s benchmark over a rolling twelve-month period, in accordance with predetermined rates of adjustment. In a fulcrum fee arrangement, a sub-advisor is rewarded for outperformance or penalized for underperformance in equal measure. Depending on a fund’s net performance versus its benchmark, the sub-advisor will receive a fee adjustment in accordance with a formula that equates a percentage of out or underperformance to a percentage of fee increases or decreases, respectively. This formula has matching maximum and minimum ranges in which the fees can be adjusted. Also typical of most fulcrum fee arrangements is that there is no adjustment to the base fee in the first twelve months. In addition, most fulcrum fees employ a “null zone” around the base fee, whereby very small differences in performance versus the benchmark will not trigger a fee increase or decrease. The basic idea of a fulcrum fee is that when fund performance is bad, the sub-advisor should sacrifice some of its fee, and when fund performance is good, the fee will increase while still permitting shareholders to reap most of the profit.

Under a fulcrum fee arrangement, it is possible that a fund could pay a sub-advisor more than the base fee, even though the performance of both the fund and the fund’s benchmark is negative. This situation may occur when the decline in the performance of the benchmark is greater than the decline in the fund’s net performance.

Forward Large Cap Growth Fund

The Fund has agreed to pay Smith Group a management fee composed of a monthly base fee (the “Base Fee”) payable at an annual rate of 0.25% of the Fund’s average daily net assets over such month and a performance fee adjustment (the “Performance Fee Adjustment”) based on the average net assets of the Fund over a 12-month rolling period. The Performance Fee Adjustment will be calculated monthly by (i) determining the difference in performance between the Institutional Class shares of the Fund and the S&P 500 Growth Index, the Fund’s benchmark index (the “Performance Difference”); (ii) using the Performance Difference to determine the performance adjustment rate (“Performance Adjustment Rate”); and (iii) applying the Performance Adjustment Rate to the average daily net assets of the Fund during a rolling 12-month comparison period. The Performance Adjustment Rate will increase or decrease proportionately with the Performance Difference. To the extent that the Performance Difference falls within a null zone that is equal to plus 1.00% or minus 1.00%, the Performance Adjustment Rate shall be zero and there shall be no Performance Fee Adjustment. The Performance Adjustment Rate shall not exceed an absolute value of 0.15% and shall be made when the Performance Difference reaches plus or minus 3.50%. Therefore, the minimum possible annual fee payable to Smith Group will be 0.10% and the maximum possible annual fee will be 0.40%.

The chart below illustrates how Smith Group’s fees are calculated. Because of the higher expenses associated with Class A, Class C, and Investor Class, the performance of Institutional Class shares is generally better (although Class Z has lower expenses which may result in higher performance than the Fund’s Institutional Class). Regardless of any differences in performance among different share classes, a Performance Adjustment Rate will be determined using the performance of the Fund’s Institutional Class.

Forward Large Cap Value Fund

The Fund has agreed to pay Acadian a management fee composed of a Base Fee payable at an annual rate of 0.25% of the Fund’s average daily net assets over such month and a Performance Fee Adjustment based on the average net assets of the Fund over a 12-month rolling period. The Performance Fee Adjustment will be calculated monthly by (i) determining the Performance Difference between the Institutional Class shares of the Fund and the S&P 500 Value Index, the Fund’s benchmark index; (ii) using the Performance Difference to determine the Performance Adjustment Rate; and (iii) applying the Performance Adjustment Rate to the average daily net assets of the Fund during a rolling 12-month comparison period. To the extent that the Performance Difference falls within a null zone that is equal to plus 0.75% or minus 0.75%, the Performance Adjustment Rate shall be zero and there shall be no Performance Fee Adjustment. The Performance Adjustment Rate shall not exceed an absolute value of .05% and shall be made when the Performance Difference reaches plus or minus 3.25%. Therefore, the minimum possible annual fee payable to the Money Manager will be 0.20% and the maximum possible annual fee will be 0.30%.

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The chart below illustrates how Acadian’s fees are calculated. Because of the higher expenses associated with Class A, Class C and Investor Class, the performance of Institutional Class shares is generally better (although Class Z has lower expenses which may result in higher performance than the Fund’s Institutional Class). Regardless of any differences in performance among different share classes, a Performance Adjustment Rate will be determined using the performance of the Fund’s Institutional Class.

HIRING SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for each of the Funds (except the Forward Banking and Finance Fund and Forward Growth Fund) without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

Valuation of Shares

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for each Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV of a Fund (and each class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you buy shares, you pay the NAV per share. When you sell shares, you receive the NAV per share. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time). A “Business Day” is a day on which the NYSE is open for trading. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to a Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The NAV per share of a Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different classes of shares of the same Fund will differ due to differing class expenses. A Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable will be valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts will be valued at either the last available sale price, or at fair value, as discussed below.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available will be valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless the Board of

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Trustees determines that this method does not represent fair value). For most debt securities, Forward Funds receives pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indexes will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

To the extent that a Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that a Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m., Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m., Eastern Time, which approximates the close of the London Exchange.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Forward Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of a Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of certain of a Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Forward Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Forward Funds’ procedures are intended to represent the amount a Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because certain Funds may invest in below investment grade securities and securities of small capitalization companies, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, a Fund may, at times, fair value some or all of its portfolio securities in order to deter such market timing.

Purchasing Shares

HOW TO BUY SHARES

You can open an account and make an initial purchase of Investor Class or Institutional Class shares of the Funds directly from the Funds or through a financial intermediary that has established an agreement with the Funds’ Distributor. Not all Funds or classes of Funds may be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase a Fund or a class of a Fund.

To open an account and make an initial purchase directly with the Funds, you can mail a check (payable to Forward Funds) in the minimum amounts described below, along with a completed and signed Account Application, to Forward Funds, P.O. Box 1345, Denver, CO 80201. To obtain an Account Application, call (800) 999-6809 or download one

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from www.forwardfunds.com. A completed Account Application must include your valid taxpayer identification number, street address, name, and date of birth. You may be subject to penalties if you falsify information with respect to your taxpayer identification number.

After you have opened an account, you can make subsequent purchases of Investor Class or Institutional Class shares of a Fund through your financial intermediary or directly from the Funds. To purchase shares directly by mail, send your instruction and a check to the Funds at P.O. Box 1345, Denver, CO 80201.

For certain of the Funds, you also can make subsequent purchases of Investor Class or Institutional Class shares of a Fund through the Internet. To do so, you must be an existing shareholder of a Fund and your account must be bank ACH active. You may not initially open an account with the Funds via the Internet. To purchase Fund shares online, you must select this option on the account application. You can establish a user ID and password at www.forwardfunds.com by selecting Account Login. If you have questions or problems accessing your account, contact Forward Funds at (800) 999-6809.

For all Funds, requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. For the Forward U.S. Government Money Fund, if the Transfer Agent receives a purchase order for shares of the Forward U.S. Government Money Fund on any business day marked “Same Day Settlement” and the invested monies are received via fedfunds wire before 3:00 p.m., Eastern Time, on the same day, the investor will be entitled to receive that day’s dividend. For all Funds purchase orders not marked “Same Day Settlement,” the Transfer Agent must receive payment for shares by 12:00 p.m., Eastern Time, on the business day following the purchase request.

You also can open an account and make an initial purchase of Investor Class or Institutional Class shares and subsequent purchases of shares through a financial intermediary that has established an agreement with the Funds’ Distributor.

There are no initial sales loads for Investor Class or Institutional Class shares of the Funds. Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in Investor Class or Institutional Class shares of a Fund. Financial intermediaries may charge their customers a transaction or service fee. Forward Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

SHARE CLASSES

Share Classes Offered by each Forward Fund*

FUND	INSTITUTIONAL CLASS	INVESTOR CLASS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS Z
Forward Aggressive Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Balanced Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Banking and Finance Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Emerging Markets Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Frontier Markets Fund	Yes	Yes	No	No	No	No	Yes
Forward Global Infrastructure Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Growth & Income Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Growth Fund	Yes	Yes	Yes	No	Yes	No	No
Forward High Yield Bond Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Income & Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Income Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward International Dividend Fund	Yes	Yes	Yes	No	Yes	No	No
Forward International Equity Fund	Yes	Yes	No	No	Yes	No	Yes
Forward International Fixed Income Fund	Yes	Yes	No	No	Yes	No	No
Forward International Real Estate Fund	Yes	Yes	Yes	Yes	Yes	No	No
Forward International Small Companies Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Investment Grade Fixed-Income Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Large Cap Equity Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Large Cap Growth Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Large Cap Value Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Legato Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Long/Short Credit Analysis Fund	Yes	Yes	No	No	Yes	Yes	No

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FUND	INSTITUTIONAL CLASS	INVESTOR CLASS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS Z
Forward Mortgage Securities Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Real Estate Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Select Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Small Cap Equity Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Small to Mid Cap Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Strategic Alternatives Fund	Yes	Yes	No	No	No	No	Yes
Forward Strategic Realty Fund	Yes	Yes	Yes	Yes	Yes	No	No
Forward Tactical Growth Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward U.S. Government Money Fund	Yes	Yes	Yes	No	Yes	No	Yes

*	Not all Funds or Fund share classes listed herein are made available pursuant to this prospectus. Not all Funds or Fund share classes are available in every state.

When you purchase shares of a Fund, you must choose a share class. Each share class of a Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The Funds contained in this prospectus also offer additional classes of shares pursuant to separate prospectuses. Information on such other share classes can be requested by calling (800) 999-6809. When you purchase shares of a Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include

•	How long you expect to own the shares
•	How much you intend to invest
•	Total expenses associated with owning shares of each class

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Minimum Initial Investment Amount per Fund for Investor Class Shares

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Minimum Initial Investment Amount for Institutional Class Shares

•	$100,000 per Fund

Subsequent investments in Investor Class Shares of a Fund must be $100 or more. There is no subsequent investment minimum for Institutional Class Shares. Financial intermediaries may charge their customers a transaction or service fee.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

Automatic Investment Plan for Investor Class Shares

Forward Funds offers an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Forward Funds. The minimum initial investment amount is $500 and minimum subsequent investments are $100 per Fund. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call (800) 999-6809 if you would like more information.

EXCHANGE PRIVILEGE

Exchanges of Institutional or Investor Class Shares for the Same Class Shares of Any Other Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Institutional Class or Investor Class shares of any Fund for the same class shares of any other Fund, or with a money market fund. Please check with Forward Funds to determine which money market funds are available. There are generally no fees for exchanges, but an exchange of shares between Funds is technically a sale of shares in one Fund followed by a purchase of shares in another Fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Shareholders	should read the prospectus for any other Fund into which they are considering exchanging.

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Exchanges of Institutional or Investor Class Shares for a Different Class within the Same Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange shares of one class of a Fund for another class within the same Fund. You may exchange your Institutional Class shares for Investor Class or Class M shares of the same Fund. You may exchange your Investor Class shares for Institutional Class shares or Class M shares of the same Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Shareholdersshould read the prospectus for any other class of shares into which they are considering exchanging.

Exchanges of Institutional Class or Investor Class Shares of the Forward U.S. Government Money Fund for Class Z shares of the Forward U.S. Government Money Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange your Institutional Class and Investor Class shares of the Forward U.S. Government Money Fund for Class Z shares of the Forward U.S. Government Money Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Shareholdersshould read the prospectus for Class Z shares of the Forward U.S. Government Money Fund into which they are considering exchanging.

General Information about Exchanges

Shares of one Fund or class may be exchanged for shares of another Fund or class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Fund or class. Your exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in good order, it cannot be revoked by you. Exchanges into another Fund and/or class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholders exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this prospectus.

Not all Funds or Fund classes may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

PRICING OF FUND SHARES

When you purchase shares, you will pay the NAV that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that Business Day’s closing price must be settled between the financial intermediary and you.

Purchases of shares of a Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Funds.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a matter of policy, Forward Funds requires that all individual shareholders be a U.S. citizen or resident alien. U.S. citizens holding shares of the Forward Funds who subsequently move out of the U.S. are permitted to hold and redeem shares, but are not permitted to purchase shares while residing outside of the U.S.

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As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name
•	Date of birth (for individuals)
•	Residential or business street address in the U.S. (post office boxes are permitted for mailing only)
•	Social Security number or taxpayer identification number

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Forward Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDELIVERY

eDelivery allows you to receive your quarterly account statements, transaction confirmations, tax forms, and other important information concerning your investment in Forward Funds online. Select this option on your account application to receive email notifications when quarterly statements, confirmations, or tax forms are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (800) 999-6809 or visit www.forwardfunds.com. The minimum initial investment (excluding Institutional Class shares) for accounts enrolled in eDelivery is $2,000.

ONLINE ACCOUNT ACCESS

Shareholders can opt to access their account information online. You must select this option on your account application or go online to register. To set up online access, go to www.forwardfunds.com, select Account Login and obtain a user id and password. If you have questions, or problems accessing your account, contact Forward Funds at (800) 999-6809.

OTHER INFORMATION

The issuance of shares is recorded electronically on the books of Forward Funds. You will receive a confirmation and a quarterly account statement reflecting each new transaction in your account. Your quarterly statements will show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Funds will not be issued.

Forward Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Due to the relatively high cost of handling small investments, Forward Funds reserve the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account has a value of less than $100 in a Fund, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $100 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

Forward Funds reserves the right to refuse any request to purchase shares.

Redeeming Shares

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in good order by the Funds’ Distributor, Forward Funds, or their agent. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Forward Funds intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

For all Funds, requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. If the Transfer Agent receives a redemption request in good order from a shareholder of the Forward U.S. Government Money Fund by 3:00 p.m., Eastern Time, marked “Same Day Settlement”, the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the Forward U.S. Government Money Fund who elect this option should be aware that their account will not be credited with

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the daily dividend on that day. Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Payment will ordinarily be made within seven days of the request as set out in the current payment instruction on file for a shareholder’s account.

HOW TO REDEEM SHARES

Neither the investment advisor, the Distributor, the Transfer Agent, Forward Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, written or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Forward Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

•	By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Forward Funds in order to add this option. The maximum amount that an individual investor may redeem by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record, wired or sent via ACH to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by Forward Funds.

•	By Mail

To redeem by mail, you must send a written request for redemption to Forward Funds, P.O. Box 1345, Denver, CO 80201. The Fund’s Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption is payable to the shareholder(s) of record, (2) the redemption is delivered to the shareholder(s) at the address of record or current banking instructions on file (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

•	By Systematic Withdrawal

You may elect to have annual or monthly electronic transfers ($100 minimum) made to your bank account from your Forward Funds account. Your Forward Funds account must have a minimum balance of $100 and automatically have all dividends and capital gains reinvested. If the balance of your account falls below $100, the systematic withdrawal will be terminated, and you must resubmit your request in writing to have the privilege reinstated. The transfer will be made on the day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

•	Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Forward Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

PAYMENTS OF REDEMPTION PROCEEDS

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Forward Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Forward Funds cannot sell shares or accurately determine the value of assets, if the SEC orders Forward Funds to suspend redemptions or delay payment of redemption proceeds, or to the extent permitted by applicable laws and regulations.

At various times, Forward Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. Forward Funds intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire or ACH transfer. Forward Funds intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

•	By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201.

•	By ACH Transfer

You can arrange for the proceeds of a redemption to be sent by ACH to a single previously designated bank account if you have given authorization for ACH redemption on your Forward Funds Account Application.

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•	By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for wire redemption on your Forward Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by Forward Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Forward Funds for up to seven days if Forward Funds deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Forward Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Forward Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

Policies Concerning Frequent Purchases and Redemptions

The Funds do not accommodate short-term or excessive trading that interferes with the efficient management of a Fund, significantly increases transaction costs or taxes, or may harm a Fund’s performance. The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring (which may take into account transaction size), and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective, and involve a significant degree of judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. These frequent trading policies may be amended in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If the Funds believe that a shareholder of a Fund has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Funds may, in their sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ frequent trading policies. Although they attempt to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Funds have adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

Distribution and Shareholder Services Plans

Distribution Plan

Forward Funds has adopted distribution plans under Rule 12b-1 (each a “Plan” and collectively, the “Plans”) for Investor Class shares of the Funds that allows each Fund to pay for the sale and distribution of its shares. A Fund may make payments under a Plan for the purpose of financing any activity primarily intended to result in the sale of its shares. In addition, payments under a Plan may be made to banks and their affiliates and other financial intermediaries, including broker-dealers, for the provision of administrative and/or shareholder services for Fund shareholders.

Under the Plans, a Fund may pay one or more persons or entities a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets for service rendered and expenses borne in connection with the provision of distribution, administrative and/or shareholder services with respect to Investor Class shares of a Fund. Payments available under the Plans may exceed amounts received by broker-dealers or other financial intermediaries in connection with the sale of the Fund’s shares.

Because these 12b-1 fees are paid out of assets attributable to each Fund’s Investor Class shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges. Shareholders owning Institutional Class shares of a Fund will not be subject to a Plan or any 12b-1 fees.

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Distribution and Shareholder Services Plans

Each of the Plans recognizes that Forward Management may use its management or administrative fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder services in the form of cash, or if permitted, non-cash payments.

Shareholder Services Plans

Forward Funds has adopted shareholder services plans (each a “Shareholder Services Plan” and collectively, the “Shareholder Services Plans”) with respect to Investor Class and Institutional Class shares of certain Funds. Under the Shareholder Services Plans, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders of each respective class.

Payments under the Shareholder Services Plans are calculated daily and paid monthly, and are not to exceed the following annual rates:

FUND NAME	ANNUAL RATE (EXPRESSED AS A PERCENTAGE OF THE FUND’S AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO THE NOTED CLASS OF SHARES)
	INVESTOR CLASS	INSTITUTIONAL CLASS
Forward Aggressive Growth Allocation Fund	0.25%	None
Forward Balanced Allocation Fund	0.25%	None
Forward Banking and Finance Fund	0.15%	0.05%
Forward Emerging Markets Fund	0.15%	0.05%
Forward Frontier Markets Fund	0.15%	0.10%
Forward Global Infrastructure Fund	0.15%	0.05%
Forward Growth & Income Allocation Fund	0.25%	None
Forward Growth Allocation Fund	0.25%	None
Forward Growth Fund	0.15%	0.05%
Forward High Yield Bond Fund	0.25%	0.10%
Forward Income & Growth Allocation Fund	0.25%	None
Forward Income Allocation Fund	0.25%	None
Forward International Dividend Fund	0.15%	0.05%
Forward International Equity Fund	0.25%	0.10%
Forward International Fixed Income Fund	0.15%	0.05%
Forward International Real Estate Fund	0.15%	0.05%
Forward International Small Companies Fund	0.15%	0.05%
Forward Investment Grade Fixed-Income Fund	0.25%	0.10%
Forward Large Cap Equity Fund	0.15%	0.05%
Forward Large Cap Growth Fund	0.25%	0.10%
Forward Large Cap Value Fund	0.25%	0.10%
Forward Legato Fund	0.15%	0.05%
Forward Long/Short Credit Analysis Fund	0.15%	0.05%
Forward Mortgage Securities Fund	0.25%	0.10%
Forward Real Estate Fund	0.15%	0.05%
Forward Select Income Fund	0.15%	0.05%
Forward Small Cap Equity Fund	0.15%	0.05%
Forward Small to Mid Cap Fund	0.25%	0.10%
Forward Strategic Alternatives Fund	0.15%	0.10%
Forward Strategic Realty Fund	0.15%	0.05%
Forward Tactical Growth Fund	0.15%	0.05%
Forward U.S. Government Money Fund	0.25%	None

Payments available under the Shareholder Services Plans may exceed amounts received by third party service providers for the provision of shareholder services.

Because these shareholder services fees are paid out of assets attributable to each Fund’s Investor Class and Institutional Class shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

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Distribution and Shareholder Services Plans

Administrative Plan – Forward U.S. Government Money Fund

The Forward U.S. Government Money Fund has adopted a plan (the “Administrative Plan”) with respect to each class of shares currently offered by the Forward U.S. Government Money Fund (except for Class Z shares). Pursuant to the Administrative Plan, the Forward U.S. Government Money Fund will pay Forward Management for certain administrative, informational and support services to investors who may from time to time beneficially own Forward U.S. Government Money Fund shares either directly or through omnibus accounts. The maximum annual amount payable to Forward Management is 0.25% of the average daily net assets of the shares of the Forward U.S. Government Money Fund; provided, however, that the Forward U.S. Government Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for Investor Class or Institutional Class shares that will be allocated under the Fund’s Rule 12b-1 distribution plan or Shareholder Services Plan.

Additional Payments to Intermediaries

Forward Management or its affiliates may enter into arrangements to make additional payments, also referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. For purposes of these additional payments, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third-party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with either Forward Management or its affiliates.

Revenue sharing arrangements occur when Forward Management or its affiliates agree to pay out of their own resources (which may include legitimate profits from providing advisory or other services to the Funds) cash or other compensation to financial intermediaries, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in each Fund’s Fees and Expenses tables in this prospectus. Such additional payments are generally based on the average net assets of a Fund, assets held over a certain time period by a certain financial intermediary, and/or sales of a Fund’s shares through a particular financial intermediary. Furthermore, such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of a Fund as disclosed in each Fund’s Fees and Expenses tables in this prospectus.

Revenue sharing arrangements may include payments for various purposes, including but not limited to:

•	Payments for providing shareholder recordkeeping, processing, accounting, and/or other administrative or distribution services;

•

Payments for placement of a Fund on an intermediary’s list of mutual funds available for purchase by its customers or for including a Fund within a group that receives special marketing focus or are placed on a “preferred list”;

•	“Due diligence” payments for an intermediary’s examination of a Fund and payments for providing extra employee training and information relating to a Fund;

•	“Marketing support fees” for providing assistance in promoting the sale of Fund shares;

•	Provision of educational programs, including information and related support materials; and

•

Occasional meals and entertainment, tickets to sporting events, nominal gifts, and travel and lodging (subject to the applicable rules and regulations of the Financial Industry Regulatory Authority, Inc.).

A list of the financial intermediaries with which Forward Management or its affiliates has entered into ongoing contractual arrangements as of January 10, 2010, as described in this section, is contained in the “Additional Payments to Intermediaries” section of the SAI. Forward Management or its affiliates may in the future enter into ongoing contractual arrangements with other financial intermediaries.

Please ask your financial intermediary for more information about these additional payments.

Dividends and Taxes

The following Forward Funds expect to declare and pay dividends of net investment income and capital gain distributions annually, if available:

Forward Banking and Finance Fund	Forward International Small Companies Fund
Forward Emerging Markets Fund	Forward Large Cap Equity Fund
Forward Frontier Markets Fund	Forward Legato Fund
Forward Growth Fund	Forward Small Cap Equity Fund
Forward International Dividend Fund	Forward Tactical Growth Fund
Forward International Equity Fund

The following Forward Funds expect to declare and pay income dividends semi-annually and capital gains distributions annually, if available:

Forward International Real Estate Fund
Forward Global Infrastructure Fund

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The following Forward Funds expect to declare and pay income dividends quarterly and capital gain distributions annually, if available:

Forward International Fixed Income Fund	Forward Long/Short Credit Analysis Fund
Forward Aggressive Growth Allocation Fund	Forward Large Cap Value Fund
Forward Growth & Income Allocation Fund	Forward Small to Mid Cap Fund
Forward Growth Allocation Fund	Forward Select Income Fund
Forward Large Cap Growth Fund	Forward Strategic Realty Fund
Forward Strategic Alternatives Fund

The following Funds expect to declare and pay income dividends monthly and capital gains distributions annually, if available:

Forward Balanced Allocation Fund	Forward Investment Grade Fixed-Income Fund
Forward High Yield Bond Fund	Forward Mortgage Securities Fund
Forward Income Allocation Fund	Forward Real Estate Fund
Forward Income & Growth Allocation Fund

The following Fund expects to declare daily and pay income dividends monthly and capital gains distributions annually, if available:

Forward U.S. Government Money Fund

Any annual income dividends and/or capital gain distributions are of record and payable in December.

A shareholder will automatically receive all income, dividends, and capital gain distributions in additional full and fractional shares reinvested into their Forward Funds account, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

TAX-EXEMPT INCOME

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. Although a Fund may satisfy the 50% requirement for paying exempt interest dividends, there can be no assurance that any Fund will do so. Further, as discussed below, distributions of a Fund’s other income and gains will be generally includable in the taxable income of a Fund’s investors.

FEDERAL TAXES

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state, and local or foreign tax consequences to you of investing in a Forward Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will generally be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

Dividends attributable to interest are not eligible for the reductions in rates described below. Current tax law (which is scheduled to expire after 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and on certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%;

•	Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends;

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and

•

Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

•

In the absence of further Congressional action, for calendar years after 2010, the maximum rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

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Dividends and Taxes

Dividends declared by a Fund in October, November, or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared. Each year, the Funds will send shareholders tax reports detailing the tax status of any distributions for that year.

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% (currently scheduled to increase to 31% after 2010) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Please see the SAI for additional tax information.

A Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. For taxable years beginning on or before December 31, 2010, certain distributions of ordinary dividends to a non-corporate shareholder of a Fund may qualify as “qualified dividend income”, provided that they are so designated by the Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at reduced rates to the extent derived from “qualified dividend income” of the applicable Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

As discussed in the relevant “Fund Summary” section above, certain Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of a Fund’s shares or an exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction will be subject to federal income tax.

As discussed in the relevant “Fund Summary” section above, certain Funds receive dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce a Fund’s total return. If the amount of taxes withheld by foreign governments is material, and certain requirements are met, a Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes, subject to certain limitations.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, each Fund will withhold U.S. Federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund. For Fund taxable years beginning before December 31, 2009, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest related dividends, to the extent such dividends are derived from a Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from interest and from original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. Congress is considering whether to extend the exemption from withholding for properly designated net interest income and qualified short-term gain for one year, but there is no assurance that they will extend the exemption. Each Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% (currently scheduled to increase to 31% after 2010) on taxable dividends, redemption proceeds, and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

128

Dividends and Taxes

INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

Certain Funds may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs primarily invest directly in real property and derive income from the collection of rents. Equity REITs may also sell properties that have appreciated in value and thereby realize capital gains. Mortgage REITs invest primarily in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if the REITs comply with Code requirements.

REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT do not qualify for the intercorporate dividends-received deductions and are taxable as ordinary income to the extent of the REIT’s earnings and profits. Distributions in excess of a REIT’s earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. The Forward Select Income Fund intends to, and the other Funds may, include the gross dividends received from such REITs in its distributions to shareholders, and accordingly, a portion of that fund’s distributions may also be designated as a return of capital. REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund to extend the deadline for issuance of Forms 1099-DIV beyond February 15.

Please see the SAI for additional tax information.

Portfolio Holdings Disclosure

Forward Funds discloses all portfolio holdings of each Fund, except for the Forward Long/Short Credit Analysis Fund and Forward Tactical Growth Fund, as of the end of each month on its website at www.forwardfunds.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day). Forward Funds discloses the portfolio holdings of the Forward Long/Short Credit Analysis Fund and Forward Tactical Growth Fund quarterly on its website at www.forwardfunds.com no sooner than one day after such information is filed with the SEC in a publicly available filing.

A description of the Forward Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the SAI.

Householding

To avoid sending duplicate copies of materials to households, Forward Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you want to receive multiple cop-ies of these materials, you may call the Transfer Agent at (800) 999-6809. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

General Information

You can obtain current price, yield, and other performance information on any of the Forward Funds between the hours of 9:00 a.m. and 8:00 p.m., Eastern Time, Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about Forward Funds, write to Forward Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this prospectus and the SAI concerning the offering of the Forward Funds’ shares. We have not authorized anyone to give any information that is not already contained in this prospectus and the SAI. Shares of the Forward Funds are offered only where the sale is legal.

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance and other financial information for the last five years (or since inception, if shorter) of the Funds’ operations. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in each Fund increased (or lost) assuming reinvestment of all dividends and distributions.

Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward Growth Fund, Forward International Dividend Fund, Forward International Fixed Income Fund, Forward International Small Companies Fund, Forward Large Cap Equity Fund, Forward Legato Fund, Forward Long/Short Credit Analysis Fund, Forward Real Estate Fund, Forward Small Cap Equity Fund, and Forward Tactical Growth Fund

Information for the fiscal years ended December 31, 2005 through and including 2009 for these Funds has been audited by PricewaterhouseCoopers, LLP (“PwC”), whose report, along with the Funds’ financial statements, are included in these Funds’ Annual Reports which were filed with the SEC on March 10, 2010 (Accession No. 0001193125-10-052459).

129

Financial Highlights

The Forward Banking and Finance Fund and the Forward Growth Fund (the “Predecessor Emerald Funds”) were previously organized as series of a separate legal entity called the HomeState Group, a Pennsylvania common law trust. The Predecessor Emerald Funds were reorganized into series of the Trust effective May 1, 2005, pursuant to an Agreement and Plan of Reorganization. For any period prior to May 1, 2005, the financial highlights table for each Fund relates to the Predecessor Emerald Funds.

The Forward Emerging Markets Fund, Forward International Dividend Fund, Forward International Small Companies Fund, Forward Small Cap Equity Fund, Forward Legato Fund, and Forward Real Estate Fund are successor mutual funds to previously operational funds (the “Predecessor Funds”) which were series of a separate legal entity called Forward Funds, Inc., a Maryland corporation. The Predecessor Funds were reorganized into newly organized series of the Trust effective July 1, 2005, pursuant to an Agreement and Plan of Reorganization. For any period prior to July 1, 2005, the financial highlights table for each Fund relates to the Predecessor Funds.

The Allocation Funds, Forward Frontier Markets Fund, Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Mortgage Securities Fund, Forward Small to Mid Cap Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund

Information for the fiscal year ended December 31, 2009 for these Funds has been audited by PwC, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report which was filed with the SEC on March 11, 2010 (Accession No. 0001193125-10-053791). Information for the fiscal years ended December 31, 2005 through and including 2008 for these Funds (except for the Forward Frontier Markets Fund which commenced operations on December 31, 2008) has been audited by these Funds’ former independent registered public accounting firm.

These Funds (except for the Forward Frontier Markets Fund) are successor mutual funds to previously operational funds (the “Predecessor Accessor Funds”) which were series of a separate legal entity called Accessor Funds, Inc., a Maryland corporation. The Predecessor Accessor Funds were reorganized into series of the Trust effective September 1, 2008, pursuant to an Agreement and Plan of Reorganization. For any period prior to September 1, 2008, the financial highlights table for these Funds relates to the Predecessor Accessor Funds.

Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund

Information for the fiscal year ended December 31, 2009 for these Funds has been audited by PwC, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report which was filed with the SEC on March 10, 2010 (Accession No. 0001193125-10-052459). Information for the fiscal years ended December 31, 2005 through and including 2008 for these Funds has been audited by these Funds’ former independent registered public accounting firm.

These Funds are successor mutual funds to previously operational funds (the “Predecessor Kensington Funds”) which were series of a separate legal entity called The Kensington Funds. The Predecessor Kensington Funds were reorganized into series of the Trust effective June 12, 2009, pursuant to an Agreement and Plan of Reorganization. For any period prior to June 12, 2009, the financial highlights table for these Funds relates to the Predecessor Kensington Funds. In addition: (i) as part of the reorganization, Class Y shares of the Predecessor Kensington Funds were exchanged for Institutional Class shares of the Funds; and (ii) information for Class A shares of the Kensington Predecessor Funds is presented for those periods prior to April 28, 2006 because Class Y shares of the Kensington Predecessor Funds were not offered prior to April 28, 2006.

130

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND - INVESTOR CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(2)
	2009(3)	2008	2007	2006	2005
Net asset value, beginning of year	$10.93	$19.06	$18.42	$15.98	$14.76
Net investment income (loss)(1)	0.19	(0.01)	0.00	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments(1)	2.50	(7.64)	0.95	2.47	1.25
Total from investment operations	2.69	(7.65)	0.95	2.46	1.23
Distributions from net investment income	(0.24)	(0.11)	(0.28)	(0.02)	(0.01)
Distributions from capital gains	—	(0.37)	(0.03)	—	—
Total distributions	(0.24)	(0.48)	(0.31)	(0.02)	(0.01)
Net asset value, end of year	$13.38	$10.93	$19.06	$18.42	$15.98
Total Return	24.67%	(40.77)%	5.15%	15.39%	8.31%
Net assets, end of period (in thousands)	$7,255	$6,920	$12,913	$11,518	$12,353
Ratio of expenses to average net assets	0.85%	0.75%	0.70%	0.73%	0.74%
Ratio of net expenses to average net assets	0.75%	0.75%	0.70%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets (excluding expenses paid directly by the advisor)	1.51%	(0.09)%	(0.02)%	(0.09)%	(0.14)%
Ratio of net investment income (loss) to average net assets (including expenses paid directly by the advisor)	1.61%	(0.09)%	(0.02)%	(0.05)%	(0.11)%
Portfolio turnover rate	39.63%	30.06%	10.36%	10.73%	2.01%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(3)	Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

131

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND - INSTITUTIONAL CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(2)
	2009(3)	2008	2007	2006	2005
Net asset value, beginning of year	$11.20	$19.48	$18.81	$16.27	$14.97
Net investment income(1)	0.29	0.07	0.10	0.09	0.06
Net realized and unrealized gain (loss) on investments(1)	2.53	(7.82)	0.98	2.50	1.26
Total from investment operations	2.82	(7.75)	1.08	2.59	1.32
Distributions from net investment income	(0.29)	(0.16)	(0.38)	(0.05)	(0.02)
Distributions from capital gains	—	(0.37)	(0.03)	—	—
Total distributions	(0.29)	(0.53)	(0.41)	(0.05)	(0.02)
Net asset value, end of year	$13.73	$11.20	$19.48	$18.81	$16.27
Total Return	25.26%	(40.46)%	5.71%	15.95%	8.86%
Net assets, end of period (in thousands)	$32,953	$25,412	$44,106	$37,716	$21,970
Ratio of expenses to average net assets	0.36%	0.25%	0.20%	0.26%	0.24%
Ratio of net expenses to average net assets	0.26%	0.25%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	2.30%	0.44%	0.49%	0.48%	0.35%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	2.40%	0.44%	0.49%	0.54%	0.39%
Portfolio turnover rate	39.63%	30.06%	10.36%	10.73%	2.01%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(3)	Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

132

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD BALANCED ALLOCATION FUND - INVESTOR CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(3)
	2009(4)	2008	2007	2006		2005
Net asset value, beginning of year	$12.47	$17.28	$17.13	$15.88		$15.38
Net investment income(1)	0.41	0.34	0.40	0.36		0.29
Net realized and unrealized gain (loss) on investments(1)	2.09	(4.61)	0.29	1.25		0.49
Total from investment operations	2.50	(4.27)	0.69	1.61		0.78
Distributions from net investment income	(0.41)	(0.40)	(0.54)	(0.36)		(0.28)
Distributions from capital gains	—	(0.14)	—	(0.00	)(2)	—
Total distributions	(0.41)	(0.54)	(0.54)	(0.36)		(0.28)
Net asset value, end of year	$14.56	$12.47	$17.28	$17.13		$15.88
Total Return	20.38%	(25.12)%	4.06%	10.29%		5.24%
Net assets, end of period (in thousands)	$13,137	$10,243	$15,219	$12,970		$12,161
Ratio of expenses to average net assets	0.75%	0.70%	0.68%	0.71%		0.69%
Ratio of net expenses to average net assets	0.67%	0.70%	0.68%	0.69%		0.67%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	2.99%	2.24%	2.29%	2.18%		1.82%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	3.07%	2.24%	2.29%	2.20%		1.84%
Portfolio turnover rate	27.94%	26.31%	23.56%	13.27%		3.20%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Less than ($0.005) per share.
(3)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(4)	Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

133

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD BALANCED ALLOCATION FUND - INSTITUTIONAL CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(3)
	2009(4)	2008	2007	2006	2005
Net asset value, beginning of year	$12.48	$17.29	$17.14	$15.89	$15.38
Net investment income(1)	0.48	0.42	0.49	0.45	0.36
Net realized and unrealized gain (loss) on investments(1)	2.09	(4.62)	0.29	1.24	0.51
Total from investment operations	2.57	(4.20)	0.78	1.69	0.87
Distributions from net investment income	(0.48)	(0.47)	(0.63)	(0.44)	(0.36)
Distributions from capital gains	—	(0.14)	—	0.00 (2)	—
Total distributions	(0.48)	(0.61)	(0.63)	(0.44)	(0.36)
Net asset value, end of year	$14.57	$12.48	$17.29	$17.14	$15.89
Total Return	20.97%	(24.73)%	4.57%	10.81%	5.72%
Net assets, end of period (in thousands)	$76,923	$52,881	$63,372	$53,958	$35,693
Ratio of expenses to average net assets	0.25%	0.20%	0.18%	0.23%	0.22%
Ratio of net expenses to average net assets	0.17%	0.20%	0.18%	0.20%	0.20%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	3.50%	2.79%	2.79%	2.70%	2.29%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	3.58%	2.79%	2.79%	2.73%	2.31%
Portfolio turnover rate	27.94%	26.31%	23.56%	13.27%	3.20%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Less than ($0.005) per share.
(3)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(4)	Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

134

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD BANKING AND FINANCE FUND - CLASS A
	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005
Net asset value, beginning of period	$15.39	$19.61	$28.81	$27.61		$27.99		$25.74
Income/(loss) from operations:(b)
Net investment income/(loss)	0.02 (c)	0.08	(0.05)	(0.04)		(0.01	)( c)	(0.06	)(c)
Net realized and unrealized gain/(loss) on investments	(1.76)	(4.28)	(5.86)	2.78		1.49		3.30
Total from investment operations	(1.74)	(4.20)	(5.91)	2.74		1.48		3.24
Less distributions:
From net investment income	(0.03)	(0.02)	—	—		—		—
From capital gains	—	—	(3.30)	(1.54)		(1.86)		(0.99)
Total distributions	(0.03)	(0.02)	(3.30)	(1.54)		(1.86)		(0.99)
Redemption fees added to paid in capital	—	—	0.01	0.00	( d)	—		—
Net increase/(decrease) in net asset value	(1.77)	(4.22)	(9.20)	1.20		(0.38)		2.25
Net asset value, end of period	$13.62	$15.39	$19.61	$28.81		$27.61		$27.99
Total Return(e)	(11.29)%	(21.41)%	(20.92)%	9.94%		5.31	%( f)	13.12%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$22,675	$48,460	$64,560	$164,164		$184,550		$183,556
Ratios to average net assets:
Net investment income/(loss)	0.15%	0.36%	(0.14)%	(0.13)%		(0.10	)%( g)	(0.23)%
Operating expenses	1.88%	1.65%	1.69%	1.62%		1.57	%( g)	1.80%
Portfolio turnover rate	43%	61%	29%	34%		15	%( f)	25%

(a)	Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(c)	Per share amounts calculated based on the average shares outstanding during the period.
(d)	Amount represents less than $0.01 per share.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.

135

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD EMERGING MARKETS FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008(a)		YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
Net asset value, beginning of period	$12.28		$28.51		$23.08	$18.83		$14.21
Income/(loss) from operations:
Net investment income	0.01	(b)	0.38		0.04	0.05		0.27
Net realized and unrealized gain/(loss) on investments	9.33		(16.20)		8.98	5.58		4.61
Total from investment operations	9.34		(15.82)		9.02	5.63		4.88
Less distributions:
From investment income	(0.15)		—		(0.05)	(0.06)		(0.26)
From capital gains	—		(0.41)		(3.55)	(1.34)		—
Total distributions	(0.15)		(0.41)		(3.60)	(1.40)		(0.26)
Redemption fees added to paid in capital	—		—		0.01	0.02		0.00 (c)
Net increase/(decrease) in net asset value	9.19		(16.23)		5.43	4.25		4.62
Net asset value, end of period	$21.47		$12.28		$28.51	$23.08		$18.83
Total Return	76.16%		(55.38)%		38.63%	30.36%		34.36%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$39,864		$14,576		$25,008	$13,336		$8,833
Ratios to average net assets:
Net investment income including reimbursement/waiver	0.04%		1.67%		0.17%	0.26%		2.57%
Operating expenses including reimbursement/waiver	1.77	%(f)	1.72	%(e)	1.69%	1.81	%(d)	1.95%
Operating expenses excluding reimbursement/waiver	2.00%		2.10%		2.09%	2.26%		3.04%
Portfolio turnover rate	120%		214%		121%	102%		62%

(a)	Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.01 per share.
(d)	Effective January 2, 2006, the net expense limitation changed from 1.95% to 1.89%. Effective May 1, 2006, the net expense limitation changed from 1.89% to 1.69%.
(e)	Effective May 1, 2008, the net expense limitation changed from 1.69% to 1.74%.
(f)	Effective May 1, 2009, the net expense limitation changed from 1.74% to 1.79%.

136

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD EMERGING MARKETS FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
Net asset value, beginning of period	$12.40	$28.66	$23.18	$18.88		$14.23
Income/(loss) from operations:
Net investment income	0.07 (b)	0.34	0.12	0.12		0.33
Net realized and unrealized gain/(loss) on investments	9.48	(16.19)	9.03	5.62		4.62
Total from investment operations	9.55	(15.85)	9.15	5.74		4.95
Less distributions:
From investment income	(0.19)	—	(0.13)	(0.12)		(0.30)
From capital gains	—	(0.41)	(3.55)	(1.34)		—
Total distributions	(0.19)	(0.41)	(3.68)	(1.46)		(0.30)
Redemption fees added to paid in capital	—	—	0.01	0.02		0.00 (c)
Net increase/(decrease) in net asset value	9.36	(16.26)	5.48	4.30		4.65
Net asset value, end of period	$21.76	$12.40	$28.66	$23.18		$18.88
Total Return	76.94%	(55.19)%	39.00%	30.84%		34.79%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$291,105	$49,529	$61,829	$42,283		$28,765
Ratios to average net assets:
Net investment income including reimbursement/waiver	0.36%	1.76%	0.51%	0.68%		2.34%
Operating expenses including reimbursement/waiver	1.38%	1.39%	1.39%	1.47	%(d)	1.70%
Operating expenses excluding reimbursement/waiver	1.53%	1.77%	1.79%	1.86%		2.84%
Portfolio turnover rate	120%	214%	121%	102%		62%

(a)	Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.01 per share.
(d)	Effective January 2, 2006, the net expense limitation changed from 1.70% to 1.59%. Effective May 1, 2006, the net expense limitation changed from 1.59% to 1.39%.

137

Financial Highlights

For a share outstanding throughout the periods presented.

FORWARD FRONTIER MARKETS FUND - INVESTOR CLASS SHARES
FOR THE YEAR ENDED DECEMBER 31, 2009(2)(3)
Net asset value, beginning of year	$12.00
Net investment loss(1)	(0.08)
Net realized and unrealized gain on investments(1)	0.45
Total from investment operations	0.37
Distributions from net investment income	(0.86)
Distributions from capital gains	(0.19)
Total distributions	(1.05)
Redemption fees	—
Net asset value, end of year	$11.32
Total Return	3.03%
Net assets, end of period (in thousands)	$1,124
Ratio of expenses to average net assets	1.38%
Ratio of net investment loss to average net assets	(0.67)%
Portfolio turnover rate	78.86%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Commenced operations on December 31, 2008.
(3)	Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

138

Financial Highlights

For a share outstanding throughout the periods presented.

FORWARD FRONTIER MARKETS FUND - INSTITUTIONAL CLASS SHARES
FOR THE YEAR ENDED DECEMBER 31, 2009(2)(3)
Net asset value, beginning of year	$12.00
Net investment loss(1)	(0.08)
Net realized and unrealized gain on investments(1)	0.43
Total from investment operations	0.35
Distributions from net investment income	(0.85)
Distributions from capital gains	(0.19)
Total distributions	(1.04)
Redemption fees	—
Net asset value, end of year	$11.31
Total Return	2.89%
Net assets, end of period (in thousands)	$13,105
Ratio of expenses to average net assets	1.39%
Ratio of net investment loss to average net assets	(0.69)%
Portfolio turnover rate	78.86%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Commenced operations on December 31, 2008.
(3)	Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

139

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD GLOBAL INFRASTRUCTURE FUND - INSTITUTIONAL CLASS(a)
	YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(c)
Net asset value, beginning of period	$15.37	$27.11		$25.00
Income/(loss) from operations:
Net investment income	0.45	0.47	(d)	0.24	(d)
Net realized and unrealized gain/(loss) on investments	4.08	(11.80)		2.06
Total from investment operations	4.53	(11.33)		2.30
Less distributions:
From investment income	(0.51)	(0.39)		(0.12)
From capital gains	—	(0.04)		(0.07)
Tax return of capital	—	(0.00	)(e)	—
Total distributions	(0.51)	(0.43)		(0.19)
Redemption fees added to paid in capital	0.00 (e)	0.02		0.00	(e)
Net increase/(decrease) in net asset value	4.02	(11.74)		2.11
Net asset value, end of period	$19.39	$15.37		$27.11
Total Return	29.84%	(42.05)%		9.20	%(f)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$67,523	$32,664		$18,870
Ratios to average net assets:
Net investment income including reimbursement/waiver	2.63%	2.24%		1.78	%(g)
Operating expenses including reimbursement/waiver	1.24%	1.26%		1.24	%(g)
Operating expenses excluding reimbursement/waiver	1.32%	1.44%		1.56	%(g)
Portfolio turnover rate	61%	123%		42	%(f)

(a)	Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.
(b)	Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.
(c)	From commencement of operations on June 29, 2007.
(d)	Per share numbers have been calculated using the average share method.
(e)	Amount represents less than $0.01 per share.
(f)	Not Annualized.
(g)	Annualized.

140

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD GROWTH & INCOME ALLOCATION FUND - INVESTOR CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(3)
	2009(4)	2008	2007	2006		2005
Net asset value, beginning of year	$11.95	$17.70	$17.47	$15.96		$15.31
Net investment income(1)	0.35	0.27	0.33	0.27		0.24
Net realized and unrealized gain (loss) on investments(1)	2.23	(5.41)	0.40	1.53		0.66
Total from investment operations	2.58	(5.14)	0.73	1.80		0.90
Distributions from net investment income	(0.38)	(0.35)	(0.50)	(0.29)		(0.24)
Distributions from capital gains	—	(0.26)	—	(0.00	)(2)	(0.01)
Total distributions	(0.38)	(0.61)	(0.50)	(0.29)		(0.25)
Net asset value, end of year	$14.15	$11.95	$17.70	$17.47		$15.96
Total Return	21.84%	(29.56)%	4.16%	11.40%		5.91%
Net assets, end of period (in thousands)	$12,083	$11,049	$16,134	$11,166		$7,546
Ratio of expenses to average net assets	0.78%	0.70%	0.68%	0.69%		0.63%
Ratio of net expenses to average net assets	0.68%	0.70%	0.68%	0.67%		0.63%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	2.70%	1.81%	1.83%	1.78%		1.57%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	2.80%	1.81%	1.83%	1.80%		1.57%
Portfolio turnover rate	27.75%	35.22%	18.45%	14.32%		1.95%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Less than ($0.005) per share.
(3)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(4)	Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

141

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD GROWTH & INCOME ALLOCATION FUND - INSTITUTIONAL CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(3)
	2009(4)	2008	2007	2006		2005
Net asset value, beginning of year	$11.97	$17.72	$17.49	$15.97		$15.32
Net investment income(1)	0.44	0.35	0.42	0.38		0.31
Net realized and unrealized gain (loss) on investments(1)	2.20	(5.41)	0.39	1.51		0.65
Total from investment operations	2.64	(5.06)	0.81	1.89		0.96
Distributions from net investment income	(0.44)	(0.43)	(0.58)	(0.37)		(0.30)
Distributions from capital gains	—	(0.26)	—	(0.00	)(2)	(0.01)
Total distributions	(0.44)	(0.69)	(0.58)	(0.37)		(0.31)
Net asset value, end of year	$14.17	$11.97	$17.72	$17.49		$15.97
Total Return	22.39%	(29.16)%	4.66%	11.96%		6.43%
Net assets, end of period (in thousands)	$51,974	$40,382	$67,402	$54,430		$45,890
Ratio of expenses to average net assets	0.29%	0.20%	0.18%	0.22%		0.20%
Ratio of net expenses to average net assets	0.18%	0.20%	0.18%	0.20%		0.20%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	3.33%	2.28%	2.31%	2.23%		2.03%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	3.43%	2.28%	2.31%	2.25%		2.03%
Portfolio turnover rate	27.75%	35.22%	18.45%	14.32%		1.95%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Less than ($0.005) per share.
(3)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(4)	Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

142

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD GROWTH ALLOCATION FUND - INVESTOR CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(2)
	2009(3)	2008	2007	2006	2005
Net asset value, beginning of year	$11.61	$18.66	$18.19	$16.12	$15.17
Net investment income(1)	0.28	0.13	0.14	0.15	0.13
Net realized and unrealized gain (loss) on investments(1)	2.41	(6.61)	0.72	2.06	0.94
Total from investment operations	2.69	(6.48)	0.86	2.21	1.07
Distributions from net investment income	(0.31)	(0.23)	(0.38)	(0.14)	(0.12)
Distributions from capital gains	—	(0.34)	(0.01)	—	—
Total distributions	(0.31)	(0.57)	(0.39)	(0.14)	(0.12)
Net asset value, end of year	$13.99	$11.61	$18.66	$18.19	$16.12
Total Return	23.35%	(35.30)%	4.70%	13.77%	7.12%
Net assets, end of period (in thousands)	$12,610	$12,597	$18,724	$15,282	$14,422
Ratio of expenses to average net assets	0.78%	0.70%	0.68%	0.69%	0.67%
Ratio of net expenses to average net assets	0.68%	0.70%	0.68%	0.68%	0.67%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	2.16%	0.86%	0.76%	0.83%	0.82%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	2.26%	0.86%	0.76%	0.82%	0.82%
Portfolio turnover rate	32.24%	31.17%	7.43%	18.90%	1.76%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(3)	Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

143

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD GROWTH ALLOCATION FUND - INSTITUTIONAL CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(2)
	2009(3)	2008	2007	2006	2005
Net asset value, beginning of year	$11.61	$18.68	$18.21	$16.14	$15.17
Net investment income(1)	0.36	0.21	0.24	0.23	0.20
Net realized and unrealized gain (loss) on investments(1)	2.40	(6.64)	0.71	2.06	0.96
Total from investment operations	2.76	(6.43)	0.95	2.29	1.16
Distributions from net investment income	(0.37)	(0.30)	(0.47)	(0.22)	(0.19)
Distributions from capital gains	—	(0.34)	(0.01)	—	—
Total distributions	(0.37)	(0.64)	(0.48)	(0.22)	(0.19)
Net asset value, end of year	$14.00	$11.61	$18.68	$18.21	$16.14
Total Return	24.04%	(35.05)%	5.19%	14.30%	7.73%
Net assets, end of period (in thousands)	$50,952	$39,210	$64,364	$51,586	$39,186
Ratio of expenses to average net assets	0.28%	0.20%	0.18%	0.22%	0.20%
Ratio of net expenses to average net assets	0.18%	0.20%	0.18%	0.20%	0.20%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	2.85%	1.35%	1.24%	1.33%	1.30%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	2.95%	1.35%	1.24%	1.35%	1.30%
Portfolio turnover rate	32.24%	31.17%	7.43%	18.90%	1.76%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(3)	Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

144

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD GROWTH FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2009		PERIOD ENDED DECEMBER 31, 2008(a)(b)
Net asset value, beginning of period	$8.00		$9.03
Income/(loss) from operations:
Net investment loss	(0.17)		(0.01)
Net realized and unrealized gain/(loss) on investments	2.85		(0.98)
Total from investment operations	2.68		(0.99)
Less distributions:
From capital gains	—		(0.04)
Total distributions	—		(0.04)
Net increase/(decrease) in net asset value	2.68		(1.03)
Net asset value, end of period	$10.68		$8.00
Total Return	33.50%		(10.95	)%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$47,091		$908
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(0.73)%		(0.45	)%(d)
Operating expenses including reimbursement/waiver	0.99	%(f)	n/a
Operating expenses excluding reimbursement/waiver	1.08%		1.08	%(d)
Portfolio turnover rate	113%		108	%(e)

(a)	Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.
(b)	The Fund began offering Institutional Class shares on October 21, 2008.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.
(f)	Effective January 1, 2009, the Advisor agreed to limit expenses at 0.99%.

145

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD HIGH YIELD BOND FUND - INVESTOR CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(4)
	2009(5)	2008	2007	2006	2005
Net asset value, beginning of year	$7.45	$10.45	$11.01	$10.73	$11.30
Net investment income(!)	0.80	0.71	0.76	0.82	0.78
Net realized and unrealized gain (loss) on investments(1)	2.06	(2.98)	(0.56)	0.28	(0.55)
Total from investment operations	2.86	(2.27)	0.20	1.10	0.23
Distributions from net investment income	(0.78)	(0.73)	(0.76)	(0.82)	(0.80)
Total distributions	(0.78)	(0.73)	(0.76)	(0.82)	(0.80)
Redemption fees	—	—	—	0.00 (3)	0.00 (3)
Net asset value, end of year	$9.53	$7.45	$10.45	$11.01	$10.73
Total Return	39.61%	(22.54)%	1.85%	10.71%	2.11%
Net assets, end of period (in thousands)	$4,390	$486	$1,850	$498	$471
Ratio of expenses to average net assets(2)	1.41%	1.45%	1.29%	0.91%	1.22%
Ratio of net investment income to average net assets	8.97%	7.32%	7.02%	7.54%	7.29%
Portfolio turnover rate	202.38%	109.77%	86.29%	87.80%	62.75%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The effect of any custody credits on this ratio is less than 0.01%.
(3)	Less than $0.005 per share.
(4)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(5)	Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

146

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD HIGH YIELD BOND FUND - INSTITUTIONAL CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(4)
	2009(5)	2008	2007	2006	2005
Net asset value, beginning of year	$7.45	$10.44	$11.01	$10.72	$11.31
Net investment income(1)	0.83	0.77	0.80	0.80	0.82
Net realized and unrealized gain (loss) on investments(1)	2.07	(2.98)	(0.57)	0.31	(0.58)
Total from Investment Operations	2.90	(2.21)	0.23	1.11	0.24
Distributions from net investment income	(0.82)	(0.78)	(0.80)	(0.82)	(0.83)
Total distributions	(0.82)	(0.78)	(0.80)	(0.82)	(0.83)
Redemption fees	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net asset value, end of year	$9.53	$7.45	$10.44	$11.01	$10.72
Total Return	40.36%	(22.16)%	2.10%	10.82%	2.20%
Net assets, end of period (in thousands)	$76,640	$50,902	$72,604	$59,931	$50,311
Ratio of expenses to average net assets(2)	0.99%	0.96%	0.91%	0.90%	0.93%
Ratio of net investment income to average net assets	9.64%	8.16%	7.38%	7.52%	7.51%
Portfolio turnover rate	202.38%	109.77%	86.29%	87.80%	62.75%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The effect of any custody credits on this ratio is less than 0.01%.
(3)	Less than $0.005 per share.
(4)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(5)	Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

147

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INCOME & GROWTH ALLOCATION FUND - INVESTOR CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(2)
	2009(3)	2008	2007	2006	2005
Net asset value, beginning of year	$12.60	$16.21	$16.26	$15.57	$15.37
Net investment income(1)	0.45	0.44	0.53	0.49	0.37
Net realized and unrealized gain (loss) on investments(1)	1.80	(3.47)	0.04	0.69	0.22
Total from investment operations	2.25	(3.03)	0.57	1.18	0.59
Distributions from net investment income	(0.46)	(0.49)	(0.61)	(0.48)	(0.38)
Distributions from capital gains	—	(0.09)	(0.01)	(0.01)	(0.01)
Total distributions	(0.46)	(0.58)	(0.62)	(0.49)	(0.39)
Net asset value, end of year	$14.39	$12.60	$16.21	$16.26	$15.57
Total Return	18.08%	(18.97)%	3.51%	7.76%	3.89%
Net assets, end of period (in thousands)	$4,725	$3,445	$4,955	$5,263	$2,740
Ratio of expenses to average net assets	0.83%	0.78%	0.74%	0.78%	0.72%
Ratio of net expenses to average net assets	0.75%	0.78%	0.74%	0.69%	0.64%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	3.32%	3.00%	3.19%	3.01%	2.31%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	3.40%	3.00%	3.19%	3.10%	2.39%
Portfolio turnover rate	24.69%	20.29%	48.68%	19.31%	11.49%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(3)	Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.

148

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INCOME & GROWTH ALLOCATION FUND - INSTITUTIONAL CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(2)
	2009(3)	2008	2007	2006	2005
Net asset value, beginning of year	$12.61	$16.22	$16.27	$15.57	$15.38
Net investment income(1)	0.52	0.52	0.62	0.56	0.45
Net realized and unrealized gain (loss) on investments(1)	1.80	(3.47)	0.03	0.71	0.20
Total from investment operations	2.32	(2.95)	0.65	1.27	0.65
Distributions from net investment income	(0.52)	(0.57)	(0.69)	(0.56)	(0.45)
Distributions from capital gains	—	(0.09)	(0.01)	(0.01)	(0.01)
Total distributions	(0.52)	(0.66)	(0.70)	(0.57)	(0.46)
Net asset value, end of year	$14.41	$12.61	$16.22	$16.27	$15.57
Total Return	18.83%	(18.61)%	4.03%	8.33%	4.29%
Net assets, end of period (in thousands)	$40,855	$24,869	$24,914	$15,923	$14,277
Ratio of expenses to average net assets	0.33%	0.29%	0.24%	0.28%	0.28%
Ratio of net expenses to average net assets	0.25%	0.29%	0.24%	0.20%	0.20%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	3.82%	3.63%	3.78%	3.44%	2.87%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	3.90%	3.63%	3.78%	3.52%	2.95%
Portfolio turnover rate	24.69%	20.29%	48.68%	19.31%	11.49%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(3)	Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.

149

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INCOME ALLOCATION FUND - INVESTOR CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(2)
	2009(3)	2008	2007	2006	2005
Net asset value, beginning of year	$12.76	$14.43	$14.83	$14.93	$15.17
Net investment income(1)	0.60	0.63	0.77	0.65	0.52
Net realized and unrealized gain (loss) on investments(1)	1.23	(1.66)	(0.40)	(0.10)	(0.23)
Total from investment operations	1.83	(1.03)	0.37	0.55	0.29
Distributions from net investment income	(0.60)	(0.64)	(0.77)	(0.65)	(0.52)
Distributions from capital gains	—	—	—	—	(0.01)
Total distributions	(0.60)	(0.64)	(0.77)	(0.65)	(0.53)
Net asset value, end of year	$13.99	$12.76	$14.43	$14.83	$14.93
Total Return	14.58%	(7.20)%	2.58%	3.81%	1.92%
Net assets, end of period (in thousands)	$2,040	$2,035	$3,067	$3,037	$3,399
Ratio of expenses to average net assets	1.05%	0.95%	0.79%	0.83%	0.82%
Ratio of net expenses to average net assets	0.97%	0.95%	0.79%	0.69%	0.66%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	4.37%	4.62%	5.24%	4.23%	3.32%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	4.45%	4.62%	5.24%	4.37%	3.48%
Portfolio turnover rate	26.98%	45.58%	60.59%	14.19%	19.91%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(3)	Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

150

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INCOME ALLOCATION FUND - INSTITUTIONAL CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(2)
	2009(3)	2008	2007	2006	2005
Net asset value, beginning of year	$12.77	$14.45	$14.84	$14.94	$15.17
Net investment income(1)	0.66	0.69	0.84	0.73	0.60
Net realized and unrealized gain (loss) on investments(1)	1.24	(1.66)	(0.38)	(0.10)	(0.23)
Total from investment operations	1.90	(0.97)	0.46	0.63	0.37
Distributions from net investment income	(0.67)	(0.71)	(0.85)	(0.73)	(0.59)
Distributions from capital gains	—	—	—	—	(0.01)
Total distributions	(0.67)	(0.71)	(0.85)	(0.73)	(0.60)
Net asset value, end of year	$14.00	$12.77	$14.45	$14.84	$14.94
Total Return	15.14%	(6.79)%	3.16%	4.32%	2.38%
Net assets, end of period (in thousands)	$13,880	$10,464	$11,696	$10,440	$8,415
Ratio of expenses to average net assets	0.55%	0.46%	0.29%	0.35%	0.36%
Ratio of net expenses to average net assets	0.46%	0.46%	0.29%	0.20%	0.20%
Ratio of net investment income to average net assets (excluding expenses paid directly by the advisor)	4.83%	5.09%	5.75%	4.76%	3.79%
Ratio of net investment income to average net assets (including expenses paid directly by the advisor)	4.91%	5.09%	5.75%	4.91%	3.94%
Portfolio turnover rate	26.98%	45.58%	60.59%	14.19%	19.91%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(3)	Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

151

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INTERNATIONAL DIVIDEND FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2009(h)	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005(a)
Net asset value, beginning of period	$8.63	$19.40		$18.23		$15.01		$12.78
Income/(loss) from operations:(b)
Net investment income	0.27 (c)	0.66		0.14		0.09		0.05
Net realized and unrealized gain/(loss) on investments	2.82	(11.00)		2.32		4.99		2.19
Total from investment operations	3.09	(10.34)		2.46		5.08		2.24
Less distributions:
From investment income	(3.24)	(0.12)		(0.13)		(0.12)		(0.01)
From capital gains	—	(0.31)		(1.18)		(1.74)		—
Total distributions	(3.24)	(0.43)		(1.31)		(1.86)		(0.01)
Redemption fees added to paid in capital	—	—		0.02		0.00	(d)	0.00 (d)
Net increase/(decrease) in net asset value	(0.15)	(10.77)		1.17		3.22		2.23
Net asset value, end of period	$8.48	$8.63		$19.40		$18.23		$15.01
Total Return	35.88%	(53.22)%		13.39%		34.40%		17.50%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,954	$12,494		$59,726		$33,823		$24,880
Ratios to average net assets:
Net investment income including reimbursement/waiver	2.97%	2.32%		0.90%		0.53%		0.37%
Operating expenses including reimbursement/waiver	1.34%	1.30	%(g)	1.25	%(f)	1.42	%(e)	1.69%
Operating expenses excluding reimbursement/waiver	1.81%	1.70%		1.48%		1.80%		2.28%
Portfolio turnover rate	73%	94%		63%		94%		138%

(a)	Prior to September 1, 2005, the Forward International Equity Fund was known as the Forward Hansberger International Growth Fund.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Amount represents less than $0.01 per share.
(e)	Effective May 1, 2006, the net expense limitation changed from 1.69% to 1.29%.
(f)	Effective May 1, 2007, the net expense limitation changed from 1.29% to 1.24%.
(g)	Effective May 1, 2008, the net expense limitation changed from 1.24% to 1.34%.
(h)	Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.

152

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INTERNATIONAL DIVIDEND FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2009(g)	YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007 (a)
Net asset value, beginning of period	$8.62	$19.41	$19.99
Income/(loss) from operations:(b)
Net investment income	0.29 (c)	0.43	0.09
Net realized and unrealized gain/(loss) on investments	2.79	(10.76)	0.66
Total from investment operations	3.08	(10.33)	0.75
Less distributions:
From investment income	(4.47)	(0.15)	(0.16)
From capital gains	—	(0.31)	(1.18)
Total distributions	(4.47)	(0.46)	(1.34)
Redemption fees added to paid in capital	—	—	0.01
Net increase/(decrease) in net asset value	(1.39)	(10.79)	(0.58)
Net asset value, end of period	$7.23	$8.62	$19.41
Total Return	35.84%	(53.12)%	3.59	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$283	$13,036	$23,078
Ratios to average net assets:
Net investment income including reimbursement/waiver	3.12%	2.82%	0.95	%(e)
Operating expenses including reimbursement/waiver	0.99%	0.99%	0.99	%(e)
Operating expenses excluding reimbursement/waiver	1.39%	1.42%	1.23	%(e)
Portfolio turnover rate	73%	94%	63	%(f)

(a)	The Fund began offering Institutional Class shares on May 1, 2007.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.
(g)	Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.

153

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INTERNATIONAL EQUITY FUND - INVESTOR CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(4)
	2009(5)	2008	2007	2006		2005
Net asset value, beginning of year	$10.46	$23.14	$22.32	$16.85		$14.79
Net investment income(1)	0.13	0.37	0.07	0.03		0.10
Net realized and unrealized gain (loss) on investments(1)	3.68	(12.20)	2.66	5.46		1.96
Total from investment operations	3.81	(11.83)	2.73	5.49		2.06
Distributions from net investment income	(0.40)	(0.01)	(0.10)	(0.02)		—
Distributions from capital gains	—	(0.86)	(1.81)	—		—
Total distributions	(0.40)	(0.87)	(1.91)	(0.02)		—
Redemption fees	—	0.02	0.00 (3)	(0.00	)(3)	(0.00	)(3)
Net asset value, end of year	$13.87	$10.46	$23.14	$22.32		$16.85
Total Return	36.57%	(52.57)%	12.37%	32.59%		13.93%
Net assets, end of period (in thousands)	$1,530	$1,845	$6,523	$1,746		$1,200
Ratio of expenses to average net assets(2)	1.92%	1.76%	1.79%	1.92%		1.68%
Ratio of net investment income to average net assets	1.18%	2.05%	0.27%	0.18%		0.65%
Portfolio turnover rate	70.87%	102.02%	73.71%	93.54%		127.58%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The effect of any custody credits on this ratio is less than 0.01%.
(3)	Less than $0.005 per share.
(4)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(5)	Prior to May 1, 2010, the Forward International Equity Fund was known as the Accessor International Equity Fund.

154

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INTERNATIONAL EQUITY FUND - INSTITUTIONAL CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(4)
	2009(5)	2008	2007	2006		2005
Net asset value, beginning of year	$10.89	$23.93	$22.99	$17.35		$15.21
Net investment income(1)	0.23	0.46	0.24	0.10		0.14
Net realized and unrealized gain (loss) on investments(1)	3.80	(12.63)	2.71	5.65		2.04
Total from investment operations	4.03	(12.17)	2.95	5.75		2.18
Distributions from net investment income	(0.65)	(0.01)	(0.20)	(0.11)		(0.04)
Distributions from capital gains	—	(0.86)	(1.81)	—		—
Total distributions	(0.65)	(0.87)	(2.01)	(0.11)		(0.04)
Redemption fees	—	0.00 (3)	0.00 (3)	(0.00	)(3)	(0.00	)(3)
Net asset value, end of year	$14.27	$10.89	$23.93	$22.99		$17.35
Total Return	37.02%	(52.29)%	12.97%	33.13%		14.33%
Net assets, end of period (in thousands)	$26,243	$94,963	$241,397	$152,545		$100,146
Ratio of expenses to average net assets(2)	1.50%	1.25%	1.33%	1.44%		1.41%
Ratio of net investment income to average net assets	2.11%	2.49%	0.96%	0.53%		0.89%
Portfolio turnover rate	70.87%	102.02%	73.71%	93.54%		127.58%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The effect of any custody credits on this ratio is less than 0.01%.
(3)	Less than $0.005 per share.
(4)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(5)	Prior to May 1, 2010, the Forward International Equity Fund was known as the Accessor International Equity Fund.

155

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INTERNATIONAL FIXED INCOME FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(a)
Net asset value, beginning of period	$9.30		$10.19	$10.00
Income/(loss) from operations:
Net investment income	0.47		0.40	0.08
Net realized and unrealized gain/(loss) on investments	1.21		(0.87)	0.19
Total from investment operations	1.68		(0.47)	0.27
Less distributions:
From investment income	(0.38)		(0.42)	(0.08)
Total distributions	(0.38)		(0.42)	(0.08)
Net increase/(decrease) in net asset value	1.30		(0.89)	0.19
Net asset value, end of period	$10.60		$9.30	$10.19
Total Return	18.43%		(4.91)%	2.71	%( b)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$5,766		$5,073	$4,297
Ratios to average net assets:
Net investment income including reimbursement/waiver	4.61%		4.10%	3.57	%( c)
Operating expenses including reimbursement/waiver	1.26	%( d)	1.16%	1.24	%( c)
Operating expenses excluding reimbursement/waiver	1.41%		1.36%	1.60	%( c)
Portfolio turnover rate	59%		56%	1	%( b)

(a)	The Fund began offering Investor Class shares on October 5, 2007.
(b)	Not Annualized.
(c)	Annualized.
(d)	Effective May 1, 2009, the net expense limitation changed from 1.24% to 1.39%.

156

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INTERNATIONAL FIXED INCOME FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(a)
Net asset value, beginning of period	$9.27	$10.19	$10.00
Income/(loss) from operations:
Net investment income	0.48	0.44	0.09
Net realized and unrealized gain/(loss) on investments	1.21	(0.88)	0.19
Total from investment operations	1.69	(0.44)	0.28
Less distributions:
From investment income	(0.41)	(0.48)	(0.09)
Total distributions	(0.41)	(0.48)	(0.09)
Net increase/(decrease) in net asset value	1.28	(0.92)	0.19
Net asset value, end of period	$10.55	$9.27	$10.19
Total Return	18.70%	(4.60)%	2.77	%( b)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$16,257	$12,088	$12,858
Ratios to average net assets:
Net investment income including reimbursement/waiver	4.89%	4.27%	3.84	%( c)
Operating expenses including reimbursement/waiver	0.97%	0.97%	0.99	%( c)
Operating expenses excluding reimbursement/waiver	1.13%	1.35%	1.60	%( c)
Portfolio turnover rate	59%	56%	1	%( b)

(a)	The Fund began offering Institutional Class shares on October 5, 2007.
(b)	Not Annualized.
(c)	Annualized.

157

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INTERNATIONAL REAL ESTATE FUND - INSTITUTIONAL CLASS(a)
	YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	PERIOD ENDED DECEMBER 31, 2006(c)
Net asset value, beginning of period	$12.89	$27.20	$30.03	$25.00
Income/(loss) from operations:
Net investment income	0.47	0.43 (d)	0.20 (d)	0.26	(d)
Net realized and unrealized gain/(loss) on investments	4.18	(14.32)	(1.25)	5.57
Total from investment operations	4.65	(13.89)	(1.05)	5.83
Less distributions:
From investment income	(2.03)	(0.02)	(1.70)	(0.73)
From capital gains	—	—	(0.08)	(0.07)
Tax return of capital	—	(0.40)	—	—
Total distributions	(2.03)	(0.42)	(1.78)	(0.80)
Redemption fees added to paid in capital	0.00 (e)	0.00 (e)	0.00 (e)	—
Net increase/(decrease) in net asset value	2.62	(14.31)	(2.83)	5.03
Net asset value, end of period	$15.51	$12.89	$27.20	$30.03
Total Return	36.49%	(51.44)%	(3.39)%	23.38	%(f)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$3,532	$5,420	$22,283	$12,797
Ratios to average net assets:
Net investment income including reimbursement/waiver	2.24%	1.97%	0.65%	1.58	%(g)
Operating expenses including reimbursement/waiver	1.40%	1.41%	1.41%	1.60	%(g)
Operating expenses excluding reimbursement/waiver	1.70%	1.50%	1.37%	1.60	%(g)
Portfolio turnover rate	143%	110%	90%	60	%(f)

(a)	Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.
(b)	Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.
(c)	From commencement of operations on April 28, 2006.
(d)	Per share numbers have been calculated using the average share method.
(e)	Amount represents less than $0.01 per share.
(f)	Not Annualized.
(g)	Annualized.

158

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INTERNATIONAL SMALL COMPANIES FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
Net asset value, beginning of period	$9.51	$18.04		$18.96		$15.11		$12.87
Income/(loss) from operations:
Net investment income	0.12	0.15		0.11		0.08		0.11	( a)
Net realized and unrealized gain/(loss) on investments	2.63	(8.56)		0.64		4.34		3.23
Total from investment operations	2.75	(8.41)		0.75		4.42		3.34
Less distributions:
From investment income	(0.11)	(0.12)		(0.08)		(0.04)		(0.08)
From capital gains	—	—		(1.60)		(0.54)		(1.02)
Total distributions	(0.11)	(0.12)		(1.68)		(0.58)		(1.10)
Redemption fees added to paid in capital	—	—		0.01		0.01		0.00	( b)
Net increase/(decrease) in net asset value	2.64	(8.53)		(0.92)		3.85		2.24
Net asset value, end of period	$12.15	$9.51		$18.04		$18.96		$15.11
Total Return	28.89%	(46.60)%		3.82%		29.51%		26.57%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$101,110	$108,661		$274,585		$251,488		$64,346
Ratios to average net assets:
Net investment income including reimbursement/waiver/ repayment of previously waived fees	0.72%	0.91%		0.54%		0.51%		0.82%
Operating expenses including reimbursement/waiver/ repayment of previously waived fees	1.62%	1.58	%( e)	1.60	%( d)	1.56	%( c)	1.45%
Operating expenses excluding reimbursement/waiver	n/a	1.61%		1.62%		1.66%		1.84%
Portfolio turnover rate	114%	95%		79%		75%		91%

(a)	Per share numbers have been calculated using the average share method.
(b)	Amount represents less than $0.01 per share.
(c)	Effective January 2, 2006, the net expense limitation changed from 1.45% to 1.56%.
(d)	Effective January 2, 2007, the net expense limitation changed from 1.56% to 1.60%.
(e)	Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

159

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INTERNATIONAL SMALL COMPANIES FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
Net asset value, beginning of period	$9.52	$18.10		$19.02		$15.15		$12.89
Income/(loss) from operations:
Net investment income	0.12	0.18		0.14		0.09		0.16 (a)
Net realized and unrealized gain/(loss) on investments	2.68	(8.58)		0.68		4.39		3.23
Total from investment operations	2.80	(8.40)		0.82		4.48		3.39
Less distributions:
From investment income	(0.16)	(0.18)		(0.15)		(0.08)		(0.11)
From capital gains	—	—		(1.60)		(0.54)		(1.02)
Total distributions	(0.16)	(0.18)		(1.75)		(0.62)		(1.13)
Redemption fees added to paid in capital	—	—		0.01		0.01		0.00 (b)
Net increase/(decrease) in net asset value	2.64	(8.58)		(0.92)		3.87		2.26
Net asset value, end of period	$12.16	$9.52		$18.10		$19.02		$15.15
Total Return	29.37%	(46.42)%		4.18%		29.91%		26.81%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$431,875	$329,966		$626,083		$389,983		$144,302
Ratios to average net assets:
Net investment income including reimbursement/waiver/ repayment of previously waived fees	1.10%	1.26%		0.84%		0.77%		1.12%
Operating expenses including reimbursement/waiver/ repayment of previously waived fees	1.25%	1.23	%(e)	1.25	%(d)	1.25	%(c)	1.20%
Operating expenses excluding reimbursement/waiver	n/a	1.26%		1.28%		1.28%		1.46%
Portfolio turnover rate	114%	95%		79%		75%		91%

(a)	Per share numbers have been calculated using the average share method.
(b)	Amount represents less than $0.01 per share.
(c)	Effective January 2, 2006, the net expense limitation changed from 1.20% to 1.26%.
(d)	Effective January 2, 2007, the net expense limitation changed from 1.26% to 1.25%.
(e)	Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

160

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INVESTMENT GRADE FIXED-INCOME FUND - INVESTOR CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(3)
	2009(4)	2008	2007	2006	2005
Net asset value, beginning of year	$9.99	$10.85	$11.23	$11.63	$11.91
Net investment income(1)	0.55	0.51	0.70	0.75	0.61
Net realized and unrealized gain (loss) on investments(1)	0.42	(0.83)	(0.36)	(0.39)	(0.22)
Total from investment operations	0.97	(0.32)	0.34	0.36	0.39
Distributions from net investment income	(0.52)	(0.54)	(0.72)	(0.76)	(0.63)
Distributions from capital gains	(0.04)	—	—	—	(0.04)
Total distributions	(0.56)	(0.54)	(0.72)	(0.76)	(0.67)
Net asset value, end of year	$10.40	$9.99	$10.85	$11.23	$11.63
Total Return	10.12%	(2.85)%	3.15%	3.30%	3.36%
Net assets, end of period (in thousands)	$1,027	$1,260	$7,083	$1,646	$1,552
Ratio of expenses to average net assets(2)	1.45%	1.33%	1.29%	1.15%	0.97%
Ratio of net investment income to average net assets	5.47%	4.91%	6.45%	6.64%	5.12%
Portfolio turnover rate	463.32%	259.79%	71.66%	102.65%	93.26%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The effect of any custody credits on this ratio is less than 0.01%.
(3)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(4)	Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

161

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INVESTMENT GRADE FIXED-INCOME FUND - INSTITUTIONAL CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(3)
	2009(4)	2008	2007	2006	2005
Net asset value, beginning of year	$9.99	$10.86	$11.24	$11.64	$11.91
Net investment income(1)	0.59	0.56	0.75	0.79	0.63
Net realized and unrealized gain (loss) on investments(1)	0.44	(0.84)	(0.36)	(0.38)	(0.20)
Total from investment operations	1.03	(0.28)	0.39	0.41	0.43
Distributions from net investment income	(0.57)	(0.59)	(0.77)	(0.81)	(0.66)
Distributions from capital gains	(0.04)	—	—	—	(0.04)
Total distributions	(0.61)	(0.59)	(0.77)	(0.81)	(0.70)
Net asset value, end of year	$10.41	$9.99	$10.86	$11.24	$11.64
Total Return	10.69%	(2.43)%	3.64%	3.73%	3.69%
Net assets, end of period (in thousands)	$18,176	$63,900	$71,409	$36,331	$56,312
Ratio of expenses to average net assets(2)	1.04%	0.88%	0.79%	0.73%	0.73%
Ratio of net investment income to average net assets	5.90%	5.49%	6.87%	6.90%	5.36%
Portfolio turnover rate	463.32%	259.79%	71.66%	102.65%	93.26%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The effect of any custody credits on this ratio is less than 0.01%.
(3)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(4)	Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

162

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD LARGE CAP EQUITY FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(a)
Net asset value, beginning of period	$7.44	$11.66	$10.53
Income/(loss) from operations:
Net investment income	0.30	0.08	0.09
Net realized and unrealized gain/(loss) on investments	1.51	(4.22)	1.12
Total from investment operations	1.81	(4.14)	1.21
Less distributions:
From investment income	(0.21)	(0.08)	(0.09)
Total distributions	(0.21)	(0.08)	(0.09)
Redemption fees added to paid in capital	—	—	0.01
Net increase/(decrease) in net asset value	1.60	(4.22)	1.13
Net asset value, end of period	$9.04	$7.44	$11.66
Total Return	24.34%	(35.48)%	11.59	%(b)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$990	$5,016	$6,683
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.14%	0.91%	0.95	%(c)
Operating expenses including reimbursement/waiver	0.99%	0.99%	0.99	%(c)
Operating expenses excluding reimbursement/waiver	1.67%	1.29%	1.52	%(c)
Portfolio turnover rate	182%	89%	75	%(d)

(a)	The Fund began offering Institutional Class shares on January 31, 2007.
(b)	Not Annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

163

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD LARGE CAP GROWTH FUND - INVESTOR CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(4)
	2009(5)	2008	2007	2006	2005
Net asset value, beginning of year	$17.58	$26.87	$25.49	$24.00	$22.65
Net investment income (loss)(1)	0.05	0.06	(0.01)	0.02	(0.03)
Net realized and unrealized gain (loss) on investments(1)	4.55	(9.19)	1.41	1.51	1.41
Total from investment operations	4.60	(9.13)	1.40	1.53	1.38
Distributions from net investment income	(0.05)	(0.16)	(0.02)	(0.04)	(0.03)
Total distributions	(0.05)	(0.16)	(0.02)	(0.04)	(0.03)
Redemption fees	—	—	—	0.00 (2)	0.00 (2)
Net asset value, end of year	$22.13	$17.58	$26.87	$25.49	$24.00
Total Return	26.21%	(33.96)%	5.49%	6.36%	6.11%
Net assets, end of period (in thousands)	$736	$812	$2,037	$2,293	$2,682
Ratio of expenses to average net assets(3)	1.48%	1.00%	1.47%	1.39%	1.54%
Ratio of net investment income (loss) to average net assets	0.27%	0.26%	(0.05)%	0.06%	(0.13)%
Portfolio turnover rate	105.96%	166.14%	190.94%	130.94%	97.70%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Less than $0.005 per share.
(3)	The effect of any custody credits on this ratio is less than 0.01%.
(4)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(5)	Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.

164

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD LARGE CAP GROWTH FUND - INSTITUTIONAL CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(4)
	2009(5)	2008	2007	2006	2005
Net asset value, beginning of year	$18.01	$27.48	$26.03	$24.49	$23.08
Net investment income(1)	0.11	0.06	0.08	0.07	0.05
Net realized and unrealized gain (loss) on investments(1)	4.68	(9.46)	1.44	1.54	1.43
Total from investment operations	4.79	(9.40)	1.52	1.61	1.48
Distributions from net investment income	(0.13)	(0.07)	(0.07)	(0.07)	(0.07)
Total distributions	(0.13)	(0.07)	(0.07)	(0.07)	(0.07)
Redemption fees	—	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of year	$22.67	$18.01	$27.48	$26.03	$24.49
Total Return	26.72%	(34.24)%	5.86%	6.56%	6.44%
Net assets, end of period (in thousands)	$20,757	$80,617	$161,713	$178,084	$133,132
Ratio of expenses to average net assets(3)	1.06%	1.02%	1.12%	1.20%	1.22%
Ratio of net investment income to average net assets	0.62%	0.26%	0.30%	0.29%	0.21%
Portfolio turnover rate	105.96%	166.14%	190.94%	130.94%	97.70%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Less than $0.005 per share.
(3)	The effect of any custody credits on this ratio is less than 0.01%.
(4)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(5)	Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.

165

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD LARGE CAP VALUE FUND - INVESTOR CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(4)
	2009(5)	2008	2007	2006	2005
Net asset value, beginning of year	$14.23	$23.87	$23.97	$20.88	$19.95
Net investment income(1)	0.21	0.26	0.13	0.20	0.21
Net realized and unrealized gain (loss) on investments(1)	2.11	(9.64)	0.55	3.10	0.93
Total from investment operations	2.32	(9.38)	0.68	3.30	1.14
Distributions from net investment income	(0.22)	(0.26)	(0.12)	(0.21)	(0.21)
Distributions from capital gains	—	—	(0.66)	—	—
Total distributions	(0.22)	(0.26)	(0.78)	(0.21)	(0.21)
Redemption fees	—	—	—	0.00 (2)	—
Net asset value, end of year	$16.33	$14.23	$23.87	$23.97	$20.88
Total Return	16.60%	(39.49)%	2.76%	15.88%	5.78%
Net assets, end of period (in thousands)	$ 626	$ 795	$2,053	$2,207	$2,448
Ratio of expenses to average net assets(3)	1.50%	1.50%	1.47%	1.47%	1.29%
Ratio of net expenses to average net assets(3)	1.50%	1.50%	1.47%	1.47%	1.14%
Ratio of net investment income to average net assets	1.55%	1.32%	0.53%	0.91%	1.06%
Portfolio turnover rate	227.06%	144.57%	158.41%	64.20%	70.01%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Less than $0.005 per share.
(3)	The effect of any custody credits on this ratio is less than 0.01%.
(4)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(5)	Prior to May 1, 2010, the Forward Large Cap Value Fund was known as the Accessor Value Fund.

166

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD LARGE CAP VALUE FUND - INSTITUTIONAL CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(4)
	2009(5)	2008	2007	2006	2005
Net asset value, beginning of year	$14.21	$23.85	$23.94	$20.86	$19.93
Net investment income(1)	0.30	0.36	0.26	0.31	0.27
Net realized and unrealized gain (loss) on investments(1)	2.09	(9.64)	0.55	3.09	0.93
Total from investment operations	2.39	(9.28)	0.81	3.40	1.20
Distributions from net investment income	(0.29)	(0.36)	(0.24)	(0.32)	(0.27)
Distributions from capital gains	—	—	(0.66)	—	—
Total distributions	(0.29)	(0.36)	(0.90)	(0.32)	(0.27)
Redemption fees	—	0.00 (2)	0.00 (2)	0.00 (2)	—
Net asset value, end of year	$16.31	$14.21	$23.85	$23.94	$20.86
Total Return	17.13%	(39.18)%	3.32%	16.42%	6.09%
Net assets, end of period (in thousands)	$15,348	$78,171	$141,422	$127,895	$109,228
Ratio of expenses to average net assets(3)	1.07%	1.01%	0.97%	0.99%	1.00%
Ratio of net expenses to average net assets(3)	1.07%	1.01%	0.97%	0.99%	0.85%
Ratio of net investment income to average net assets	2.30%	1.87%	1.04%	1.40%	1.36%
Portfolio turnover rate	227.06%	144.57%	158.41%	64.20%	70.01%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Less than $0.005 per share.
(3)	The effect of any custody credits on this ratio is less than 0.01%.
(4)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(5)	Prior to May 1, 2010, the Forward Large Cap Value Fund was known as the Accessor Value Fund.

167

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD LEGATO FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2009	PERIOD ENDED DECEMBER 31, 2008(a)
Net asset value, beginning of period	$8.00	$ 8.92
Income/(loss) from operations:
Net investment loss	(0.10)	(0.00	)(b)
Net realized and unrealized gain/(loss) on investments	2.21	(0.67)
Total from investment operations	2.11	(0.67)
Less distributions:
From capital gains	(0.01)	(0.25)
Total distributions	(0.01)	(0.25)
Net increase/(decrease) in net asset value	2.10	(0.92)
Net asset value, end of period	$10.10	$ 8.00
Total Return	26.44%	(7.38	)%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,145	$ 906
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(0.79)%	(0.30	)%(d)
Operating expenses including reimbursement/waiver	1.68%	1.69	%(d)
Operating expenses excluding reimbursement/waiver	2.09%	2.56	%(d)
Portfolio turnover rate	22%	35	%(e)

(a)	The Fund began offering Investor Class shares on October 21, 2008.
(b)	Amount represents less than $0.01 per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

168

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD LEGATO FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2009	PERIOD ENDED DECEMBER 31, 2008(a)
Net asset value, beginning of period	$8.02	$11.27
Income/(loss) from operations:
Net investment income/(loss)	(0.03)	0.01
Net realized and unrealized gain/(loss) on investments	2.19	(3.01)
Total from investment operations	2.16	(3.00)
Less distributions:
From capital gains	(0.01)	(0.25)
Total distributions	(0.01)	(0.25)
Net increase/(decrease) in net asset value	2.15	(3.25)
Net asset value, end of period	$10.17	$8.02
Total Return	27.00%	(26.52	)%(b)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$3,686	$2,142
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	(0.27)%	0.19	%(c)
Operating expenses including reimbursement/waiver	1.29%	1.29	%(c)
Operating expenses excluding reimbursement/waiver	1.72%	1.81	%(c)
Portfolio turnover rate	22%	35	%(d)

(a)	The Fund began offering Institutional Class shares on May 1, 2008.
(b)	Not Annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

169

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD LONG/SHORT CREDIT ANALYSIS FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2009		PERIOD ENDED DECEMBER 31, 2008(a)
Net asset value, beginning of period	$5.84		$7.63
Income/(loss) from operations:
Net investment income	0.48		0.47
Net realized and unrealized gain/(loss) on investments	2.19		(1.68)
Total from investment operations	2.67		(1.21)
Less distributions:
From investment income	(0.43)		(0.58)
Total distributions	(0.43)		(0.58)
Net increase/(decrease) in net asset value	2.24		(1.79)
Net asset value, end of period	$8.08		$5.84
Total Return	46.56%		(16.59	)%(b)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$61,043		$12,867
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	8.48%		13.10	%(c)
Operating expenses including reimbursement/waiver	1.93	%(e)	1.84	%(c)
Operating expenses excluding reimbursement/waiver	2.22%		2.52	%(c)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	6.61%		8.79	%(c)
Operating expenses including reimbursement/waiver	3.80	%(e)	6.14	%(c)
Operating expenses excluding reimbursement/waiver	4.09%		6.82	%(c)
Portfolio turnover rate	221%		311	%(d)

(a)	The Fund began offering Investor Class shares on May 1, 2008.
(b)	Not Annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.
(e)	Effective May 1, 2009, the net expense limitation changed from 1.84% to 1.95%.

170

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD LONG/SHORT CREDIT ANALYSIS FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2009		PERIOD ENDED DECEMBER 31, 2008(a)
Net asset value, beginning of period	$5.81		$7.63
Income/(loss) from operations:
Net investment income	0.54		0.39
Net realized and unrealized gain/(loss) on investments	2.14		(1.59)
Total from investment operations	2.68		(1.20)
Less distributions:
From investment income	(0.46)		(0.62)
Total distributions	(0.46)		(0.62)
Net increase/(decrease) in net asset value	2.22		(1.82)
Net asset value, end of period	$8.03		$5.81
Total Return	47.08%		(16.35	)%(b)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,787		$793
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	8.89%		12.49	%(c)
Operating expenses including reimbursement/waiver	1.57	%(e)	1.49	%(c)
Operating expenses excluding reimbursement/waiver	1.86%		2.53	%(c)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	7.01%		8.58	%(c)
Operating expenses including reimbursement/waiver	3.45	%(e)	5.40	%(c)
Operating expenses excluding reimbursement/waiver	3.74%		6.44	%(c)
Portfolio turnover rate	221%		311	%(d)

(a)	The Fund began offering Institutional Class shares on May 1, 2008.
(b)	Not Annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.
(e)	Effective May 1, 2009, the net expense limitation changed from 1.49% to 1.60%.

171

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD MORTGAGE SECURITIES FUND - INVESTOR CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(3)
	2009(4)	2008	2007	2006	2005
Net asset value, beginning of year	$12.04	$12.42	$12.21	$12.38	$12.64
Net investment income(1)	0.40	0.72	0.50	0.45	0.41
Net realized and unrealized gain (loss) on investments(1)	0.82	(0.64)	0.19	(0.03)	(0.20)
Total from investment operations	1.22	0.08	0.69	0.42	0.21
Distributions from net investment income	(0.36)	(0.46)	(0.48)	(0.52)	(0.45)
Distributions from capital gains	—	—	—	(0.07)	(0.02)
Total distributions	(0.36)	(0.46)	(0.48)	(0.59)	(0.47)
Net asset value, end of year	$12.90	$12.04	$12.42	$12.21	$12.38
Total Return	10.31%	0.67%	5.76%	3.55%	1.59%
Net assets, end of period (in thousands)	$857	$954	$1,259	$894	$1,111
Ratio of expenses to average net assets(2)	1.52%	1.48%	1.45%	1.56%	1.22%
Ratio of net investment income to average net assets	3.22%	3.78%	4.12%	3.72%	3.25%
Portfolio turnover rate	614.22%	654.15%	496.94%	578.95%	474.16%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The effect of any custody credits on this ratio is less than 0.01%.
(3)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(4)	Prior to May 1, 2010, the Forward Mortgage Securities Fund was known as the Accessor Mortgage Securities Fund.

172

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD MORTGAGE SECURITIES FUND - INSTITUTIONAL CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(3)
	2009(4)	2008	2007	2006	2005
Net asset value, beginning of year	$12.04	$12.42	$12.21	$12.39	$12.65
Net investment income(1)	0.49	0.53	0.56	0.52	0.45
Net realized and unrealized gain (loss) on investments(1)	0.79	(0.39)	0.19	(0.05)	(0.20)
Total from investment operations	1.28	0.14	0.75	0.47	0.25
Distributions from net investment income	(0.42)	(0.52)	(0.54)	(0.58)	(0.49)
Distributions from capital gains	—	—	—	(0.07)	(0.02)
Total distributions	(0.42)	(0.52)	(0.54)	(0.65)	(0.51)
Net asset value, end of year	$12.90	$12.04	$12.42	$12.21	$12.39
Total Return	10.80%	1.17%	6.28%	3.92%	1.96%
Net assets, end of period (in thousands)	$18,779	$65,419	$62,498	$48,202	$158,056
Ratio of expenses to average net assets(2)	1.07%	0.98%	0.95%	1.00%	0.92%
Ratio of net investment income to average net assets	3.94%	4.34%	4.54%	4.24%	3.56%
Portfolio turnover rate	614.22%	654.15%	496.94%	578.95%	474.16%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The effect of any custody credits on this ratio is less than 0.01%.
(3)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(4)	Prior to May 1, 2010, the Forward Mortgage Securities Fund was known as the Accessor Mortgage Securities Fund.

173

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD REAL ESTATE FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006(b)		YEAR ENDED DECEMBER 31, 2005
Net asset value, beginning of period	$8.35		$14.30	$20.66		$16.69		$16.62
Income/(loss) from operations:
Net investment income	0.21		0.22	0.30		0.13		0.33
Net realized and unrealized gain/(loss) on investments	1.63		(5.88)	(3.21)		5.08		1.47
Total from investment operations	1.84		(5.66)	(2.91)		5.21		1.80
Less distributions:
From investment income	(0.16)		(0.19)	(0.27)		(0.27)		(0.22)
From capital gains	—		(0.09)	(3.18)		(0.97)		(1.50)
Tax return of capital	—		(0.01)	—		—		(0.01)
Total distributions	(0.16)		(0.29)	(3.45)		(1.24)		(1.73)
Redemption fees added to paid in capital	—		—	0.00	(c)	0.00	(c)	0.00 (c)
Net increase/(decrease) in net asset value	1.68		(5.95)	(6.36)		3.97		0.07
Net asset value, end of period	$10.03		$8.35	$14.30		$20.66		$16.69
Total Return	22.44%		(39.88)%	(15.30)%		31.24%		11.01%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$22,199		$19,065	$38,962		$48,450		$43,288
Ratios to average net assets:
Net investment income including reimbursement/waiver	2.44%		1.53%	1.22%		0.70%		1.98%
Operating expenses including reimbursement/waiver	1.69	%(g)	1.47%	1.41	%(f)	1.35	%(d)	1.79%
Operating expenses excluding reimbursement/waiver	1.74%		n/a	n/a		n/a	(e)	n/a (e)
Portfolio turnover rate	64%		7%	40%		19%		21%

(a)	Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.
(b)	Prior to October 30, 2006, the Forward Progressive Real Estate Fund was known as the Forward Uniplan Real Estate Investment Fund.
(c)	Amount represents less than $0.01 per share.
(d)	Effective January 2, 2006, the net expense limitation changed from 1.79% to 1.69%
(e)	Not applicable, no reimbursements were made by the Advisor.
(f)	Effective January 2, 2007, the Advisor had not agreed to limit the expenses.
(g)	Effective May 1, 2009, the Advisor agreed to limit expenses at 1.60%.

174

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD REAL ESTATE FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2009		PERIOD ENDED DECEMBER 31, 2008(a)
Net asset value, beginning of period	$8.13		$15.39
Income/(loss) from operations:
Net investment income	0.23	(b)	0.16
Net realized and unrealized gain/(loss) on investments	1.39		(6.92)
Total from investment operations	1.62		(6.76)
Less distributions:
From investment income	(0.77)		(0.38)
From capital gains	—		(0.09)
Tax return of capital	—		(0.03)
Total distributions	(0.77)		(0.50)
Net increase/(decrease) in net asset value	0.85		(7.26)
Net asset value, end of period	$8.98		$8.13
Total Return	21.62%		(44.33	)%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$583		$3,747
Ratios to average net assets:
Net investment income including reimbursement/waiver	3.29%		2.05	%(d)
Operating expenses including reimbursement/waiver	1.43	%(f)	n/a
Operating expenses excluding reimbursement/waiver	1.50%		1.26	%(d)
Portfolio turnover rate	64%		7	%(e)

(a)	The Fund began offering Institutional Class shares on May 1, 2008. Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.
(f)	Effective May 1, 2009, the Advisor agreed to limit expenses at 1.20%.

175

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD SELECT INCOME FUND - INSTITUTIONAL CLASS(a)
	YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		PERIOD ENDED DECEMBER 31, 2006(c)
Net asset value, beginning of period	$13.14	$25.13		$35.87		$34.14
Income/(loss) from operations:
Net investment income	1.91	2.38	(d)	2.41	(d)	1.75	(d)
Net realized and unrealized gain/(loss) on investments	7.29	(11.90)		(10.62)		2.27
Total from investment operations	9.20	(9.52)		(8.21)		4.02
Less distributions:
From investment income	(1.73)	(1.77)		(1.90)		(1.75)
From capital gains	—	—		—		(0.37)
Tax return of capital	(0.51)	(0.71)		(0.63)		(0.17)
Total distributions	(2.24)	(2.48)		(2.53)		(2.29)
Redemption fees added to paid in capital	0.01	0.01		0.00	(e)	0.00	(e)
Net increase/(decrease) in net asset value	6.97	(11.99)		(10.74)		1.73
Net asset value, end of period	$20.11	$13.14		$25.13		$35.87
Total Return	76.03%	(40.43	)%(f)(g)	(24.02	)%(h)	12.16	%( i)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$139,624	$71,934		$35,609		$21,367
Ratios to average net assets (excluding interest expense):
Net investment income	11.43%	12.54%		8.10%		7.52	%(j)
Operating expenses	1.27%	1.33%		1.25%		1.23	%(j)
Ratios to average net assets (including interest expense):
Net investment income	11.14%	11.76%		7.45%		6.56	%(j)
Operating expenses	1.56%	2.11%		1.90%		2.19	%(j)
Portfolio turnover rate	138%	66%		88%		21	%(k)

(a)	Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.
(b)	Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.
(c)	From commencement of operations on April 28, 2006.
(d)	Per share numbers have been calculated using the average share method.
(e)	Amount represents less than $0.01 per share.
(f)	Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.38%.
(g)	Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.
(h)	Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.
(i)	Not Annualized.
(j)	Annualized.
(k)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2006.

176

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD SMALL CAP EQUITY FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
Net asset value, beginning of period	$11.98	$19.71	$20.47		$19.40	$18.45
Income/(loss) from operations:
Net investment loss	(0.17)	(0.11)	(0.22)		(0.16)	(0.14)
Net realized and unrealized gain/(loss) on investments	2.64	(7.58)	1.76		1.96	1.91
Total from investment operations	2.47	(7.69)	1.54		1.80	1.77
Less distributions:
From investment income	—	(0.04)	—		—	—
From capital gains	—	—	(2.30)		(0.75)	(0.82)
Total distributions	—	(0.04)	(2.30)		(0.75)	(0.82)
Redemption fees added to paid in capital	—	—	0.00	(b)	0.02	0.00	(b)
Net increase/(decrease) in net asset value	2.47	(7.73)	(0.76)		1.07	0.95
Net asset value, end of period	$14.45	$11.98	$19.71		$20.47	$19.40
Total Return	20.62%	(39.02)%	7.36%		9.34%	9.63%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$194,146	$202,874	$386,404		$407,848	$323,125
Ratios to average net assets:
Net investment loss including reimbursement/waiver/ repayment of previously waived fees	(1.05)%	(0.60)%	(1.05)%		(0.79)%	(0.96)%
Operating expenses including reimbursement/waiver/ repayment of previously waived fees	1.70%	1.65%	1.71	%(d)	1.69%	1.73	%(c)
Operating expenses excluding reimbursement/waiver	n/a	n/a	n/a		1.71%	1.98%
Portfolio turnover rate	203%	313%	232%		210%	181%

(a)	Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.
(b)	Amount represents less than $0.01 per share.
(c)	Effective July 1, 2005, the net expense limitation changed from 1.89% to 1.69%.
(d)	Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

177

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD SMALL CAP EQUITY FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005
Net asset value, beginning of period	$12.37	$20.27	$20.93		$19.77	$18.71
Income/(loss) from operations:
Net investment loss	(0.12)	(0.07)	(0.16)		(0.05)	(0.08)
Net realized and unrealized gain/(loss) on investments	2.73	(7.79)	1.80		1.95	1.96
Total from investment operations	2.61	(7.86)	1.64		1.90	1.88
Less distributions:
From investment income	—	(0.04)	—		—	—
From capital gains	—	—	(2.30)		(0.75)	(0.82)
Total Distributions	—	(0.04)	(2.30)		(0.75)	(0.82)
Redemption fees added to paid in capital	—	—	0.00	(b)	0.01	0.00 (b)
Net increase/(decrease) in net asset value	2.61	(7.90)	(0.66)		1.16	1.06
Net asset value, end of period	$14.98	$12.37	$20.27		$20.93	$19.77
Total Return	21.10%	(38.78)%	7.67%		9.63%	10.08%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$221,890	$141,442	$178,787		$139,716	$34,442
Ratios to average net assets:
Net investment loss including reimbursement/waiver/ repayment of previously waived fees	(0.72)%	(0.25)%	(0.70)%		(0.47)%	(0.53)%
Operating expenses including reimbursement/waiver/ repayment of previously waived fees	1.36%	1.30%	1.37	%(c)	1.34%	1.34%
Operating expenses excluding reimbursement/waiver	n/a	n/a	n/a		1.39%	1.66%
Portfolio turnover rate	203%	313%	232%		210%	181%

(a)	Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.
(b)	Amount represents less than $0.01 per share.
(c)	Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

178

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD SMALL TO MID CAP FUND - INVESTOR CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(5)
	2009(6)	2008	2007		2006	2005
Net asset value, beginning of year	$17.58	$29.76	$30.84		$27.24	$24.20
Net investment income (loss)(1)	0.04	(0.11)	(0.10)		(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments(1)	5.63	(11.94)	(0.93)		3.68	3.10
Total from investment operations	5.67	(12.05)	(1.03)		3.60	3.04
Distributions from net investment income	(0.06)	—	—		—	—
Distributions from capital gains	—	(0.13)	(0.05)		—	—
Total distributions	(0.06)	(0.13)	(0.05)		—	—
Redemption fees	—	—	(0.00	) (2)	0.00 (2)	0.00 (2)
Net asset value, end of year	$23.19	$17.58	$29.76		$30.84	$27.24
Total Return	32.32%	(40.63)%	(3.35)%		13.22%	12.56%
Net assets, end of period (in thousands)	$1,490	$1,744	$4,719		$4,396	$4,028
Ratio of expenses (including dividend expense) to average net assets(3),(4)	1.77%	2.02%	1.74%		1.68%	1.64%
Ratio of expenses (excluding dividend expense) to average net assets(3),(4)	1.77%	1.84%	1.68%		1.68%	1.64%
Ratio of net investment income (loss) (including dividend expense) to average net assets (3),(4)	0.23%	(0.44)%	(0.33)%		(0.29)%	(0.24)%
Ratio of net investment income (loss) (excluding dividend expense) to average net assets(3),(4)	0.23%	(0.26)%	(0.27)%		(0.29)%	(0.24)%
Portfolio turnover rate	84.24%	139.69%	57.25%		37.24%	41.64%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Less than $0.005 per share.
(3)	The effect of any custody credits on this ratio is less than 0.01%.
(4)	Dividend expense totaled 0.00%, 0.18%, 0.06%, 0.00% and 0.00%, respectively, of average net assets for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.
(5)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(6)	Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

179

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD SMALL TO MID CAP FUND - INSTITUTIONAL CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(5)
	2009(6)	2008	2007	2006	2005
Net asset value, beginning of year	$18.42	$31.02	$32.06	$28.20	$24.96
Net investment income(1)	0.13	0.03	0.05	0.05	0.03
Net realized and unrealized gain (loss) on investments(1)	5.90	(12.50)	(0.97)	3.83	3.21
Total from investment operations	6.03	(12.47)	(0.92)	3.88	3.24
Distributions from net investment income	(0.13)	—	(0.07)	(0.02)	—
Distributions from capital gains	—	(0.13)	(0.05)	—	—
Total distributions	(0.13)	(0.13)	(0.12)	(0.02)	—
Redemption fees	—	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of year	$24.32	$18.42	$31.02	$32.06	$28.20
Total Return	32.90%	(40.33)%	(2.89)%	13.75%	12.98%
Net assets, end of period (in thousands)	$126,090	$138,263	$291,934	$288,277	$155,235
Ratio of expenses (including dividend expense) to average net assets(3),(4)	1.33%	1.52%	1.26%	1.22%	1.26%
Ratio of expenses (excluding dividend expense) to average net assets(3),(4)	1.33%	1.34%	1.20%	1.22%	1.26%
Ratio of net investment income (including dividend expense) to average net assets(3),(4)	0.68%	0.10%	0.15%	0.18%	0.13%
Ratio of net investment income (excluding dividend expense) to average net assets(3),(4)	0.68%	0.28%	0.21%	0.18%	0.13%
Portfolio turnover rate	84.24%	139.69%	57.25%	37.24%	41.64%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Less than $0.005 per share.
(3)	The effect of any custody credits on this ratio is less than 0.01%.
(4)	Dividend expense totaled 0.00%, 0.18%, 0.06%, 0.00% and 0.00%, respectively, of average net assets for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.
(5)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(6)	Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Smalll to Mid Cap Fund.

180

Financial Highlights

For a share outstanding throughout the periods presented.

FORWARD STRATEGIC ALTERNATIVES FUND - INVESTOR CLASS SHARES
FOR THE YEAR ENDED DECEMBER 31, 2009(3),(4)
Net asset value, beginning of year	$10.27
Net investment income(1)	0.15
Net realized and unrealized gain on investments(1)	1.12
Total from investment operations	1.27
Distributions from net investment income
Distributions from capital gains	(0.11)
Total distributions	(0.11)
Redemption fees	—
Net asset value, end of year	$11.43
Total Return	12.34%
Net assets, end of year (in thousands)	$668
Ratio of expenses to average net assets(2)	1.04%
Ratio of net investment income to average net assets	1.33%
Portfolio turnover rate	75.56%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The effect of any custody credits on this ratio is less than 0.01%.
(3)	Commenced operations December 31, 2008.
(4)	Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.

181

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD STRATEGIC ALTERNATIVES FUND - INSTITUTIONAL CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(5)
	2009(6)	2008(3)
Net asset value, beginning of period	$10.27	$12.00
Net investment income(1)	0.10	0.16
Net realized and unrealized gain (loss) on investments(1)	1.15	(1.74)
Total from investment operations	1.25	(1.58)
Distributions from net investment income	(0.10)	(0.15)
Total distributions	(0.10)	(0.15)
Redemption fees	—	0.00 (4)
Net asset value, end of period	$11.42	$10.27
Total Return	12.19%	(13.25)%*
Net assets, end of period (in thousands)	$76,766	$102,327
Ratio of expenses to average net assets(2)	1.05%	1.04%**
Ratio of net investment income to average net assets	0.95%	1.54%**
Portfolio turnover rate	75.56%	158.92%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The effect of any custody credits on this ratio is less than 0.01%.
(3)	Commenced operations on January 29, 2008.
(4)	Less than $0.005 per share.
(5)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(6)	Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.
*	Not Annualized.
**	Annualized.

182

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD STRATEGIC REALTY FUND - INSTITUTIONAL CLASS(a)
	YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	PERIOD ENDED DECEMBER 31, 2006(c)
Net asset value, beginning of period	$13.35	$34.89	$54.19	$49.83
Income/(loss) from operations:
Net investment income	0.81	1.95 (d)	1.76 (d)	1.49	(d)
Net realized and unrealized gain/(loss) on investments	5.27	(21.42)	(12.99)	8.36
Total from investment operations	6.08	(19.47)	(11.23)	9.85
Less distributions:
From investment income	(1.00)	(1.64)	(2.00)	(1.76)
From capital gains	—	(0.10)	(6.12)	(3.73)
Tax return of capital	—	(0.33)	—	—
Total distributions	(1.00)	(2.07)	(8.12)	(5.49)
Redemption fees added to paid in capital	0.00 (e)	—	0.05	—
Net increase/(decrease) in net asset value	5.08	(21.54)	(19.30)	4.36
Net asset value, end of period	$18.43	$13.35	$34.89	$54.19
Total Return	48.57%	(57.68)%	(21.55)%	20.14	%(f)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,502	$711	$2,550	$1,397
Ratios to average net assets (excluding interest expense):
Net investment income	7.14%	7.77%	4.90%	4.58	%(g)
Operating expenses	0.84%	0.46%	1.30%	1.15	%(g)
Ratios to average net assets (including interest expense):
Net investment income	7.14%	6.68%	3.39%	2.91	%(g)
Operating expenses	0.84%	1.55%	2.81%	2.82	%(g)
Portfolio turnover rate	291%	189%	222%	152	%(h)

(a)	Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.
(b)	Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.
(c)	From commencement of operations on April 28, 2006.
(d)	Per share numbers have been calculated using the average share method.
(e)	Amount represents less than $0.01 per share.
(f)	Not Annualized.
(g)	Annualized.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2006.

183

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD TACTICAL GROWTH FUND - INVESTOR CLASS
	PERIOD ENDED DECEMBER 31, 2009(a)
Net asset value, beginning of period	$25.00
Income/(loss) from operations:
Net investment loss	(0.05)
Net realized and unrealized gain on investments	0.74
Total from investment operations	0.69
Net increase in net asset value	0.69
Net asset value, end of period	$25.69
Total Return	2.76	%(b)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$133,848
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(1.28	)%(c)
Operating expenses including reimbursement/waiver	1.82	%(c)
Operating expenses excluding reimbursement/waiver	1.82	%(c)
Portfolio turnover rate	758	%(b)

(a)	The Fund began offering Investor Class shares on September 14, 2009.
(b)	Not Annualized.
(c)	Annualized.

184

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD TACTICAL GROWTH FUND - INSTITUTIONAL CLASS
	PERIOD ENDED DECEMBER 31, 2009(a)
Net asset value, beginning of period	$25.00
Income/(loss) from operations:
Net investment loss	(0.01)
Net realized and unrealized gain on investments	0.72
Total from investment operations	0.71
Net increase in net asset value	0.71
Net asset value, end of period	$25.71
Total Return	2.84	%(b)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$64,399
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(0.36	)%(c)
Operating expenses including reimbursement/waiver	1.50	%(c)
Operating expenses excluding reimbursement/waiver	1.53	%(c)
Portfolio turnover rate	758	%(b)

(a)	The Fund began offering Institutional Class shares on September 14, 2009.
(b)	Not Annualized.
(c)	Annualized.

185

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD U.S. GOVERNMENT MONEY FUND - INVESTOR CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(4)
	2009(5)	2008	2007	2006	2005
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income(1)	0.00 (3)	0.02	0.04	0.04	0.02
Net realized and unrealized gain on investments(1)	0.00 (3)	—	—	—	—
Total from investment operations	0.00 (3)	0.02	0.04	0.04	0.02
Distributions from net investment income	0.00 (3)	(0.02)	(0.04)	(0.04)	(0.02)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.18%	1.79%	4.20%	3.97%	2.27%
Net assets, end of period (in thousands)	$3,948	$10,697	$11,203	$9,286	$6,355
Ratio of expenses to average net assets(2)	1.00%	0.99%	0.96%	0.98%	0.91%
Ratio of net expenses to average net assets(2)	0.57%	0.99%	0.96%	0.98%	0.91%
Ratio of net investment income (loss) to (excluding waiver) average net assets	(0.22)%	1.84%	4.09%	3.89%	2.19%
Ratio of net investment income to average net assets	0.21%	1.84%	4.09%	3.89%	2.19%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The effect of any custody credits on this ratio is less than 0.01%.
(3)	Less than $0.005 per share.
(4)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(5)	Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

186

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD U.S. GOVERNMENT MONEY FUND - INSTITUTIONAL CLASS SHARES
	FOR THE YEARS ENDED DECEMBER 31,(4)
	2009(5)	2008	2007	2006	2005
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income(1)	0.00 (3)	0.03	0.05	0.04	0.03
Net realized and unrealized gain (loss) on investments(1)	0.00 (3)	(0.01)	—	—	—
Total from investment operations	0.00 (3)	0.02	0.05	0.04	0.03
Distributions from net investment income	0.00 (3)	(0.02)	(0.05)	(0.04)	(0.03)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.26%	2.30%	4.72%	4.49%	2.75%
Net assets, end of period (in thousands)	$275,448	$392,599	$1,344,292	$1,433,080	$1,266,322
Ratio of expenses to average net assets(2)	0.50%	0.49%	0.46%	0.47%	0.45%
Ratio of net expenses to average net assets(2)	0.44%	0.49%	0.46%	0.47%	0.45%
Ratio of net investment income to (excluding waiver) average net assets	0.22%	2.53%	4.60%	4.37%	2.68%
Ratio of net investment income to average net assets	0.28%	2.53%	4.60%	4.37%	2.68%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The effect of any custody credits on this ratio is less than 0.01%.
(3)	Less than $0.005 per share.
(4)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(5)	Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

187

Forward Funds Privacy Policy

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

188

Appendix – Description of Market Indices

Balanced Allocation Blended Index (50% Barclays Capital U.S. Aggregate Bond Index and 50% S&P 500 Index): The Balanced Allocation Blended Index is a hypothetical index constructed by Forward Management, which consists of 50% Barclays Capital U.S. Aggregate Bond Index and 50% S&P 500 Index.

Barclays Capital U.S. Aggregate Bond Index: The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclays Capital U.S. Corporate High-Yield Bond Index: The Barclays Capital U.S. Corporate High-Yield Bond Index covers the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Barclays Capital U.S. Government/Credit Bond Index: The Barclays Capital U.S. Government/Credit Bond Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher.

Barclays Capital U.S. Mortgage Backed Securities Index: The Barclays Capital U.S. Mortgage Backed Securities Index is an unmanaged index of fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

Barclays Capital U.S. Municipal Bond Index: The Barclays Capital U.S. Municipal Bond Index covers the USD-denominated long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

BofA Merrill Lynch Preferred Index: The BofA Merrill Lynch Preferred Index is a capitalization-weighted index of preferred stock issues that is generally representative of the market for preferred securities.

BofA Merrill Lynch U.S. High Yield Master II Index: The BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market.

Citigroup 3-Month Treasury Bill Index: The Citigroup 3- Month Treasury Bill Index is designed to measure the return of the 3 month Treasury bills.

Citigroup World BIG ex-U.S. Index Unhedged USD: The Citigroup World BIG (Broad Investment-Grade) Bond ex-U.S. Index Unhedged USD is a market capitalization weighted index that tracks the performance of international fixed rate bonds that have remaining maturities of one year or longer and that are rated BBB-/Baa3, or better, by S&P or Moody’s, respectively. This index excludes the U.S. and is unhedged USD.

FTSE EPRA/NAREIT Developed ex-US Index: The FTSE EPRA/NAREIT Developed ex-US Index is designed to track the performance of listed real estate companies and REITs worldwide, excluding U.S. companies.

FTSE NAREIT Composite Index: The FTSE NAREIT Composite Index is an unmanaged index consisting of approximately 200 Real Estate Investment Trust stocks.

FTSE NAREIT Equity REITs Index: The FTSE NAREIT Equity REITs Index is representative of the tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market.

Growth Allocation Blended Index (20% Barclays Capital U.S. Aggregate Bond Index and 80% S&P 500 Index): The Growth Allocation Blended Index is a hypothetical index constructed by Forward Management, which consists of 20% Barclays Capital U.S. Aggregate Bond Index and 80% S&P 500 Index.

Growth & Income Allocation Blended Index (40% Barclays Capital U.S. Aggregate Bond Index and 60% S&P 500 Index): The Growth & Income Allocation Blended Index is a hypothetical index constructed by Forward Management, which consists of 40% Barclays Capital U.S. Aggregate Bond Index and 60% S&P 500 Index.

Income & Growth Allocation Blended Index (70% Barclays Capital U.S. Aggregate Bond Index and 30% S&P 500 Index): The Income & Growth Allocation Blended Index is a hypothetical index constructed by Forward Management, which consists of 70% Barclays Capital U.S. Aggregate Bond Index and 30% S&P 500 Index.

International Fixed Income Blended Index (60% Citigroup World BIG ex-U.S. Index Unhedged USD/20% BofA Merrill Lynch European Currency High Yield Index Unhedged USD/20% JP Morgan GBI-EM Global Diversified Composite Index Unhedged USD): The International Fixed Income Blended Index is a hypothetical index created by Forward Management, which consists of 60% Citigroup World BIG Bond ex-U.S. Index Unhedged USD; 20% BofA Merrill Lynch European Currency High Yield Index Unhedged USD; and 20% JP Morgan GBI-EM Global Diversified Composite Index Unhedged USD. The BofA Merrill Lynch European Currency High Yield Index tracks the performance of below investment grade sterling, euro and euro legacy currency denominated bonds of corporate issuers domiciled in countries having an investment grade foreign currency long-term debt rating based on a composite of Moody’s and S&P. This index is unhedged USD. The JPMorgan GBI-EM (Government Bond Index-Emerging Markets) Global Diversified Composite Index Unhedged USD is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic currency government bonds and includes only the countries that give access to their capital market to foreign investors (excludes China, India, and Thailand). The index is market capitalization weighted, with a cap of 10% to any one country. This index is unhedged USD.

MSCI All Country World Index ex-USA: The MSCI All Country World Index ex-USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.

MSCI EAFE (Europe, Australasia, Far East) + Emerging Markets Index: The MSCI EAFE + Emerging Markets Index is an unmanaged index of 44 developed (excluding the U.S. and Canada and including Japan, the United Kingdom, Germany and France) and emerging market countries. The U.S. dollar is used as the base currency.

MSCI EAFE Small Cap Index: The MSCI EAFE Small Cap Index is an unmanaged, market-weighted index of small companies in developed markets, excluding the U.S. and Canada.

189

Appendix – Description of Market Indices

MSCI Emerging Markets Index: The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

MSCI Frontier Markets Index: The MSCI Frontier Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of frontier markets.

Russell 2000 Growth Index: The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth value. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

Russell 2000 Index: The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

S&P 500 Growth Index: The S&P 500 Growth Index is an unmanaged index of growth stocks in the S&P 500 Index. Large capitalization growth stocks are the stocks within the S&P 500 Index that generally have high expected earnings growth and higher than average price-to-book ratios.

S&P 500 Index: The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

S&P 500 Value Index: The S&P 500 Value Index is an unmanaged index of value stocks in the S&P 500 Index. Large capitalization value stocks are the stocks within the S&P 500 Index that generally are priced below the market average based on earnings and lower than average price-to-book ratios.

S&P Global Infrastructure Index: The S&P Global Infrastructure Index provides liquid and tradable exposure to 75 companies from around the world that represent the listed infrastructure universe. The index has balanced weights across three distinct infrastructure clusters: utilities, transportation and energy.

Strategic Alternatives Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index): The Strategic Alternatives Blended Index is a hypothetical index constructed by Forward Management, which consists of 50% Barclays Capital U.S. Aggregate Bond Index and 50% S&P 500 Index.

The Wilshire 4500 Completion Index (Float-Adjusted): The Wilshire 4500 Completion Index (Float-Adjusted) is an unmanaged index of stocks of medium and small capitalization companies not in the S&P 500 Index.

190

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Banking and Finance Fund

Forward Emerging Markets Fund

Forward Frontier Markets Fund

Forward Global Infrastructure Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Growth Fund

Forward High Yield Bond Fund

Forward Income & Growth Allocation Fund

Forward Income Allocation Fund

Forward International Dividend Fund

Forward International Equity Fund

Forward International Fixed Income Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Equity Fund

Forward Large Cap Growth Fund

Forward Large Cap Value Fund

Forward Legato Fund

Forward Long/Short Credit Analysis Fund

Forward Mortgage Securities Fund

Forward Real Estate Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Small to Mid Cap Fund

Forward Strategic Alternatives Fund

Forward Strategic Realty Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Investment Advisor
Forward Management, LLC

Sub-Advisors

Acadian Asset Management LLC

Forward Large Cap Value Fund

Blackrock Financial Management, Inc.

Forward Mortgage Securities Fund

Broadmark Asset Management, LLC

Forward Tactical Growth Fund

Cedar Ridge Partners, LLC

Forward Long/Short Credit Analysis Fund

Conestoga Capital Advisors, LLC

Netols Asset Management Inc.

Riverbridge Partners, LLC

Forward Legato Fund

Emerald Mutual Fund Advisers Trust

Forward Banking and Finance Fund

Forward Growth Fund

First Western Investment Management, Inc.

Forward High Yield Bond Fund

Hoover Investment Management Co., LLC

Forward Small Cap Equity Fund

Lazard Asset Management LLC

Forward International Equity Fund

Los Angeles Capital Management and Equity Research, Inc.

Forward Small to Mid Cap Fund

Pacific Investment Management Company LLC

Forward Investment Grade Fixed-Income Fund

Pictet Asset Management Limited

Forward Emerging Markets Fund

Forward International Small Companies Fund

Pictet Asset Management SA

Forward International Fixed Income Fund

Smith Asset Management Group, LP

Forward Large Cap Growth Fund

Administrator ALPS Fund Services, Inc. Distributor ALPS Distributors, Inc. Counsel Dechert LLP	Independent Registered Public Accounting Firm PricewaterhouseCoopers, LLP Custodian Brown Brothers Harriman & Co. Transfer Agent ALPS Fund Services, Inc.

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Banking and Finance Fund

Forward Emerging Markets Fund

Forward Frontier Markets Fund

Forward Global Infrastructure Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Growth Fund

Forward High Yield Bond Fund

Forward Income & Growth Allocation Fund

Forward Income Allocation Fund

Forward International Dividend Fund

Forward International Equity Fund

Forward International Fixed Income Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Equity Fund

Forward Large Cap Growth Fund

Forward Large Cap Value Fund

Forward Legato Fund

Forward Long/Short Credit Analysis Fund

Forward Mortgage Securities Fund

Forward Real Estate Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Small to Mid Cap Fund

Forward Strategic Alternatives Fund

Forward Strategic Realty Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Want More Information?

You can find out more about our Funds by reviewing the following documents:

Annual And Semi-Annual Reports

Our annual and semi-annual reports list the holdings of each Fund, describe each Fund’s performance, include the Funds’ financial statements, and discuss the market conditions and strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement Of Additional Information

The Statement of Additional Information (“SAI”) contains additional and more detailed information about each Fund and is considered a part of this prospectus. The SAI also contains a description of the Funds’ policies and procedures for disclosing its portfolio holdings.

How Do I Obtain A Copy Of These Documents?

By following one of the four procedures below:

1. Call or write, and copies will be sent to you free of charge: Forward Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809. Or go to www.forwardfunds.com and download a free copy.

2. Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-0102. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.

3. Go to the EDGAR database on the SEC’s web site at www.sec.gov and download a free text-only copy.

4. After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-06722

STAT002 050310

Printed on recycled paper using soy-based inks.

Prospectus

May 1, 2010

Class Z Shares

TICKERS
FUND	CLASS Z
Forward Frontier Markets Fund	None
Forward High Yield Bond Fund	None
Forward International Equity Fund	None
Forward Investment Grade Fixed-Income Fund	None
Forward Large Cap Growth Fund	None
Forward Large Cap Value Fund	None
Forward Mortgage Securities Fund	None
Forward Small to Mid Cap Fund	None
Forward Strategic Alternatives Fund	None
Forward U.S. Government Money Fund	ANIXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to say otherwise.

Forward Funds, like any other mutual funds, try to meet their stated investment goals but there is no guarantee that the goals will be met. Investments in the Funds are not bank deposits; they are not insured by the FDIC, the Federal government or any other agency.

Forward Funds also offer Class A, Class B, Class C, Class M, Investor Class, and Institutional Class shares by separate prospectuses, which are available upon request.

PAGE
FORWARD FUNDS PRIVACY POLICY	65
APPENDIX – DESCRIPTION OF MARKET INDICES	66

Forward Frontier Markets Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z

Management Fee	0.85%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses	0.38%
Acquired Fund Fees and Expenses	0.15%
Total Annual Fund Operating Expenses	1.38%

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to Class Z shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z

1 Year	$141
3 Years	$437
5 Years	$755
10 Years	$1,655

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities with exposure to the returns of frontier markets. “Frontier Markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. Where exposure to Frontier Markets is not feasible, Forward Management, LLC (“Forward Management” or the “Advisor”) will invest in securities with exposure to emerging markets. To the extent that the swaps, P-notes (participation interest notes that are issued by banks and designed to offer a return linked to a particular underlying equity, debt, currency or market), warrants, structured notes, futures and options (collectively, the “Structured Products”) used by the Fund have economic characteristics similar to Frontier Market countries, they will be counted toward the 80% policy described above. The Fund may invest in securities of companies having any capitalization.

The Advisor seeks exposure to Frontier Markets by attempting to approximate the country and industry allocations of the Fund’s benchmark, the MSCI Frontier Markets Index (the “Benchmark”), and will primarily invest directly or indirectly in Structured Products, exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), depositary receipts, and securities of companies in Frontier Market countries. The Fund may also invest in instruments based on country indexes, industries and sectors, individual stocks and currencies. The Fund may invest directly in such securities and financial instruments and/or indirectly by investing in shares of other investment companies. An issuer of a security generally will be considered to be located in a particular frontier market country or emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Due to potential difficulties regarding accessibility in some markets, the Fund’s actual holdings may deviate from the Benchmark. The Advisor will seek to reduce deviations whenever possible. When determining investment decisions, the Advisor will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, the Advisor will attempt to maximize the Fund’s overall exposure to Frontier Markets and lastly will seek exposure to emerging markets.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Exchange-Traded Notes (“ETNs”): The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in

1

Forward Frontier Markets Fund

the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of the Institutional Class shares, which are not offered in this prospectus, are presented because Class Z shares do not yet have a full calendar year of investment returns. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	32.55%
Worst Quarter – March 31, 2009	–22.17%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Frontier Markets Fund – Institutional Class (Inception: 12/31/08)
Return Before Taxes	2.89%	2.89%
Return After Taxes on Distributions(1)	–0.15%	–0.15%
Return After Taxes on Distributions and Sale of Fund Shares(1)	1.90%	1.90%
MSCI Frontier Markets Index	11.61%	11.61%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, and Paul Herber, CFA, Investment Officer, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Mr. Herber, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, and Justin H. Roberge, Investment Analyst. Messrs. Rowader, Herber, O’Donnell, and Roberge have managed the Fund since its inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

2

Forward Frontier Markets Fund

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Forward High Yield Bond Fund

Investment Objective

The Fund seeks high current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z

Management Fee	0.61%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.92%

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to Class Z shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z

1 Year	$94
3 Years	$293
5 Years	$509
10 Years	$1,130

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 202% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in lower-rated debt securities. The Fund will normally maintain its portfolio duration within a range of plus or minus 20% of the Fund’s benchmark, the BofA Merrill Lynch U.S. High Yield Master II Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2010, the Benchmark’s duration was 4.2. The Fund may also invest in preferred stocks, convertible securities, and non-income producing high-yield bonds, such as zero-coupon bonds, which pay interest only at maturity, or payment in kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest-rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation. The Fund may invest in debt securities of any maturity.

First Western Investment Management, Inc. (“First Western” or the “Sub-Advisor”) selects debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. The investment process includes top-down research and sector analysis that establishes an investment policy based upon their view of the business cycle, interest rate trends, yield curve analysis, and sector analysis. This analysis is then followed by a bottom-up, credit research process. Company level analysis focuses on the nature of a company’s business, its strategy, and the quality of its management. The Sub-Advisor looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s investment objective.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may

4

Forward High Yield Bond Fund

not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of the Institutional Class shares, which are not offered in this prospectus, are presented because Class Z shares do not yet have a full calendar year of investment returns. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS— INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	12.45%
Worst Quarter – December 31, 2008	–14.59%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward High Yield Bond Fund – Institutional Class (Inception: 5/1/00)
Return Before Taxes	40.36%	4.79%	6.25%
Return After Taxes on Distributions(1)	35.82%	1.86%	3.06%
Return After Taxes on Distributions and Sale of Fund Shares(1)	25.85%	2.32%	3.35%
BofA Merrill Lynch U.S. High Yield Master II Index	57.51%	6.35%	6.93%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Manager

Forward Management has engaged the services of First Western to act as sub-advisor to the Fund. The Fund is managed and all investment decisions are made by Steven S. Michaels. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the Fund since May 1, 2000. Mr. Michaels has managed the Fund since May 2000.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the

5

Forward High Yield Bond Fund

Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Forward International Equity Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z

Management Fee	1.00%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.42%

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to Class Z shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z

1 Year	$145
3 Years	$449
5 Years	$776
10 Years	$1,700

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowing for investment purposes, if any, in equity securities. The Fund will concentrate investments in international securities that are located in or traded in countries included in the MSCI EAFE + Emerging Markets Index (the “Benchmark”). The Fund may invest in companies that are in developed countries, as well as companies in countries or economies generally considered to be emerging or frontier markets by the Benchmark. A company generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the fol-

lowing criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

Through the use of a proprietary model, Lazard Asset Management LLC (“Lazard” or the “Sub-Advisor”), uses a quantitative selection process to select securities within each underlying industry in the Benchmark. The Sub-Advisor’s bottom-up stock selection process is based on a quantitative multi-factor model that is used to select securities within each underlying industry in the Benchmark. The model factors evaluate the following metrics: value-comparing valuation measures on an industry and country basis; growth-measuring a company’s short and long term growth capabilities compared to its country and industry peers; sentiment-gauging market optimism for a stock measured in terms of price momentum and analyst expectations; and quality-assessing a company’s strength and operating efficiency.

Portfolio construction focuses on strong risk controls relative to the Benchmark, specifically for controlling country, sector and size exposures.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

7

Forward International Equity Fund

Growth Stocks: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. In addition, if the market does not come to share Forward Management, LLC’s (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Value Stocks: Although the Fund may invest in securities that Forward Management and/or the Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of the Institutional Class shares, which are not offered in this prospectus, are presented because Class Z shares do not yet have a full calendar year of investment returns. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On December 1, 2008, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before December 1, 2008 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS— INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	27.14%
Worst Quarter – December 31, 2008	–28.68%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward International Equity Fund – Institutional Class (Inception: 10/3/94)
Return Before Taxes	37.02%	2.37%	–1.51%	4.52%
Return After Taxes on Distributions(1)	36.56%	1.85%	–2.02%	3.72%
Return After Taxes on Distributions and Sale of Fund Shares(1)	25.70%	2.16%	–1.35%	3.71%
MSCI EAFE + Emerging Markets Index	41.10%	5.97%	2.79%	5.58%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Lazard to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Paul Moghtader, CFA, Taras Ivanenko, CFA, Peter Kashanek, Alex Lai, CFA, and Craig Scholl, CFA. Messrs. Moghtader, Ivanenko, Kashanek, and Scholl have managed the Fund since December 2008. Mr. Lai has managed the Fund since January 2009.

8

Forward International Equity Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

Forward Investment Grade Fixed-Income Fund

Investment Objective

The Fund seeks generation of current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z

Management Fee	0.58%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses	0.35%
Total Annual Fund Operating Expenses	0.93%

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to Class Z shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

INSTITUTIONAL CLASS

1 Year	$95
3 Years	$296
5 Years	$514
10 Years	$1,142

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 463% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in investment-grade, debt securities or synthetic or other instruments (i.e., options, swaps, forwards and futures) that have similar economic characteristics to investment-grade debt securities. The Fund primarily invests in U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality. The Fund’s portfolio duration will typically be within two years of the Fund’s benchmark, the Barclays Capital U.S. Government/Credit Bond Index (the “Benchmark”). Duration is a

measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2010, the Benchmark’s duration was 5.3.

The investment process includes both top-down and bottom-up decision making. The top-down analysis is determined by Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Advisor”), which establishes an outlook for global bond markets over the next three to five years. Selected members of the investment staff monitor monetary and fiscal policy, inflation, demographics, technology, productivity trends, global trade, etc., and the outlook is supplemented by quarterly economic forums which are used to evaluate growth and inflation over the business cycle horizon of the next 6-9 months.

Sector specialists play a key role in bottom-up security selection determining relative value within their sectors. Sector specialists are assisted by a staff of analysts who conduct independent security analysis, and library of proprietary analytical software helps to quantify risks and relative value in different securities.

The Sub-Advisor’s Investment Committee defines the model portfolio and a generalist portfolio manager is assigned to manage the portfolio. This portfolio manager is required to keep portfolio characteristics within a moderate range around the model’s targets.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities

10

Forward Investment Grade Fixed-Income Fund

and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of the Institutional Class shares, which are not offered in this prospectus, are presented because Class Z shares do not yet have a full calendar year of investment returns. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On May 19, 2008, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before May 19, 2008 represent performance of prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	7.59%
Worst Quarter – June 30, 2008	–3.52%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Investment Grade Fixed-Income Fund – Institutional Class (Inception: 6/15/92)
Return Before Taxes	10.69%	3.78%	5.72%	5.60%
Return After Taxes on Distributions(1)	8.43%	1.51%	3.42%	3.24%
Return After Taxes on Distributions and Sale of Fund Shares(1)	6.90%	1.88%	3.55%	3.35%
Barclays Capital U.S. Government/Credit Bond Index	4.52%	4.71%	6.34%	6.52%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

11

Forward Investment Grade Fixed-Income Fund

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Manager

Forward Management has engaged the services of PIMCO to act as sub-advisor to the Fund. The portfolio manager of the Fund is Chris Dialynas. Mr. Dialynas is a Managing Director, portfolio manager, and a senior member of PIMCO’s investment strategy group and has managed the Fund since May 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12

Forward Large Cap Growth Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z

Management Fee	0.67%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.98%

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to Class Z shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z

1 Year	$100
3 Years	$312
5 Years	$541
10 Years	$1,200

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowing for investment purposes, if any, in equity securities that have large capitalizations. Smith Asset Management Group, LP (“Smith Group” or the “Sub-Advisor”), employs a bottom-up stock selection process, while maintaining an overall risk level similar to that of the Fund’s benchmark, the S&P 500 Growth Index. For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $3.5 billion or companies included in the S&P 500 Index.

The primary emphasis of the Sub-Advisor’s bottom-up stock selection process focuses on excess returns derived from two sources. First, all stocks must pass through a valuation screen designed to eliminate all companies trading above their historical relative price/earnings ratio. Second, stocks passing this screen are evaluated on the basis of their ability to produce improved earnings quality and report earnings above expectations.

The Sub-Advisor has developed a process of combining traditional fundamental research, behavioral finance and the latest technological tools in order to find companies with hidden fundamental business improvement. This process seeks to find undervalued companies that have a catalyst for unlocking their value, providing a balance within the portfolio to exposures to valuation and growth. The Sub-Advisor buys companies that are undervalued according to a number of commonly accepted value measures, but have improving business fundamentals evidenced by a pattern of reporting earnings that are better than expected. During the period in which a company is reporting this series of positive earnings surprises it is generally experiencing rapidly accelerating earnings growth that is above the company’s historic growth rate.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Growth Stocks: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. In addition, if the market does not come to share Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Ap-

13

Forward Large Cap Growth Fund

pendix to the Fund’s prospectus. Returns of the Institutional Class shares, which are not offered in this prospectus, are presented because Class Z shares do not yet have a full calendar year of investment returns. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On March 1, 2007, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before March 1, 2007 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	13.50%
Worst Quarter – December 31, 2008	–19.75%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Large Cap Growth Fund – Institutional Class (Inception: 8/24/92)
Return Before Taxes	26.72%	0.01%	–3.97%	7.40%
Return After Taxes on Distributions(1)	26.59%	–0.07%	–4.05%	6.29%
Return After Taxes on Distributions and Sale of Fund Shares(1)	17.50%	–0.02%	–3.31%	5.99%
S&P 500 Growth Index	31.57%	0.96%	–3.57%	N/A

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Smith Group to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are Stephen S. Smith, CFA, Chief Executive and Investment Officer, John D. Brim, CFA, Portfolio Manager, Royce W. Medlin, CFA, Portfolio Manager and William Ketterer, CFA, Portfolio Manager. Messrs. Smith, Brim, Medlin, and Ketterer have managed the Fund since September 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14

Forward Large Cap Value Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z

Management Fee	0.69%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.00%

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to Class Z shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z

1 Year	$102
3 Years	$318
5 Years	$552
10 Years	$1,223

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 227% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities that have large capitalizations. Acadian Asset Management, Inc. (“Acadian” or the “Sub-Advisor”) employs a quantitative process for determining which issuers are undervalued relative to their peers and have favorable earnings, quality and price characteristics. For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $3.5 billion or are included in the S&P 500 Index.

The Sub-Advisor uses quantitative factors including valuation, earnings, quality metrics, price movements and size in an effort to predict how well each stock in its universe will perform relative to its peer group. It also applies separate industry models including valuation, risk, growth and economic movements to forecast industry group level returns, in an effort to predict how well the stock’s industry group will perform relative to other industry groups. The Sub-Advisor combines and weighs the values of all the factors, utilizing a proprietary methodology to determine a return forecast for each stock and ranks its universe from most attractive to least attractive. The Sub-Advisor then uses a portfolio optimization system to balance the expected return with such considerations as the Fund’s benchmark index, targeted level of risk, transaction cost estimates and other requirements. Industry weights result from this bottom-up stock selection process with overall portfolio risk control ensuring an appropriate level of diversification. A stock is sold if its expected return deteriorates to the point where it can be replaced by a more attractive holding, and a replacement stock’s expected return must be enough to offset the transaction costs of selling the current holding and buying the new opportunity.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Value Stocks: Although the Fund may invest in securities that Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the

15

Forward Large Cap Value Fund

Appendix to the Fund’s prospectus. Returns of the Institutional Class shares, which are not offered in this prospectus, are presented because Class Z shares do not yet have a full calendar year of investment returns. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On March 1, 2007, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before March 1, 2007 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	18.46%
Worst Quarter – December 31, 2008	–21.54%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Large Cap Value Fund – Institutional Class (Inception: 8/24/92)
Return Before Taxes	17.13%	–1.89%	–0.30%	6.66%
Return After Taxes on Distributions(1)	16.78%	–2.31%	–0.83%	5.19%
Return After Taxes on Distributions and Sale of Fund Shares(1)	11.51%	–1.66%	–0.45%	5.12%
S&P 500 Value Index	21.18%	–0.27%	1.20%	N/A

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Acadian to act as sub-advisor to the Fund. The core equity investment team oversees a single process that produces all core equity portfolios. This team consists of 15 portfolio managers. A lead manager is assigned to monitor adherence to client specific investment objectives. The lead portfolio manager of the Fund is Constantine P. Papageorgiou, CFA. Mr. Papageorgiou is a Vice President and Portfolio Manager at Acadian and has managed the Fund since March 2007. The backup portfolio manager of the Fund is Qi Zeng, CFA. Ms. Zeng is a Senior Vice President and Portfolio Manager at Acadian.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16

Forward Mortgage Securities Fund

Investment Objective

The Fund seeks generation of current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z

Management Fee	0.61%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.02%

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to Class Z shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z

1 Year	$104
3 Years	$325
5 Years	$563
10 Years	$1,247

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 614% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or non-U.S. Government mortgage-related securities, including passthroughs, collateralized mortgage obligations, collateralized mortgage-backed securities, and asset-backed securities, rated A or higher by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. or unrated but considered to be of comparable quality by BlackRock Financial Management, Inc. (“BlackRock” or the “Sub-Advisor”). The Fund may utilize options on U.S. Government securities, interest rate swaps, interest rate futures contracts, and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

The Fund will normally maintain its portfolio duration within a range of plus or minus 20% of the Fund’s benchmark, the Barclays Capital U.S. Mortgage Backed Securities Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2010, the Benchmark’s duration was 3.7.

The Sub-Advisor uses quantitative risk control methods to ensure that the overall risk and duration characteristics are consistent with the Benchmark. The investment philosophy and process centers around four key principles: controlling sensitivity to interest rates; analyzing a sector’s and a security’s impact on the overall portfolio; mathematically analyzing a security’s value; and analyzing a security’s credit quality.

The Sub-Advisor’s Investment Strategy Committee determines the firm’s broad investment strategy based on macroeconomics and market trends, as well as input from risk management and credit committee professionals. The Sub-Advisor then implements this strategy by selecting the sectors and securities which offer the greatest relative value within investment guidelines. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s investment objective.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities,

17

Forward Mortgage Securities Fund

such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of the Institutional Class shares, which are not offered in this prospectus, are presented because Class Z shares do not yet have a full calendar year of investment returns. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On December 30, 2002, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before December 30, 2002 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – September 30, 2001	4.24%
Worst Quarter – September 30, 2008	–1.50%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Mortgage Securities Fund – Institutional Class (Inception: 5/18/92)
Return Before Taxes	10.80%	4.77%	5.65%	5.86%
Return After Taxes on Distributions(1)	9.51%	3.22%	3.85%	3.80%
Return After Taxes on Distributions and Sale of Fund Shares(1)	6.98%	3.15%	3.76%	3.74%
Barclays Capital U.S. Mortgage Backed Securities Index	5.74%	5.79%	6.47%	6.49%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

18

Forward Mortgage Securities Fund

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Manager

Forward Management has engaged the services of BlackRock, to act as sub-advisor to the Fund. Akiva Dickstein, Managing Director, is primarily responsible for the day-to-day management and investment decisions for the Fund. Mr. Dickstein has managed the Fund since April 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

19

Forward Small to Mid Cap Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z

Management Fee	1.00%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.26%

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to Class Z shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z

1 Year	$128
3 Years	$400
5 Years	$691
10 Years	$1,521

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in common stocks of small and medium capitalization issuers. For purposes of the Fund’s investment strategy, small capitalization issuers have a capitalization of $1 billion or less at the time of investment and medium capitalization issuers have a capitalization ranging from $1 billion to $10 billion at the time of investment. In addition, the Fund will seek to maintain an average market capitalization similar to and will attempt to have a roughly similar distribution of stocks by market capitalization as the Fund’s benchmark, The Wilshire 4500 Com-

pletion Index. Investment selections may be based on fundamental economic, market and other factors which may lead to variation by economic sectors, industry or other appropriate criteria to meet the Fund’s investment objective.

Los Angeles Capital Management and Equity Research, Inc. (“LA Capital” or the “Sub-Advisor”), employs its multifactor quantitative model which responds dynamically to changing investor preferences in managing the Fund. The Sub-Advisor’s approach identifies a portfolio of mid and small cap stocks which the Sub-Advisor believes offers the best long-term return potential subject to the Fund’s investment guidelines. The Sub-Advisor will seek to meet the Fund’s investment objective by investing primarily in stocks of companies with risk characteristics which are in favor in the current market environment while underweighting stocks whose characteristics are presently out of favor. The characteristics include measures of valuation, market dynamics, financial performance, and earnings related metrics.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Growth Stocks: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. In addition, if the market does not come to share Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Value Stocks: Although the Fund may invest in securities that Forward Management and/or the Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of the Institutional Class shares, which are not offered in this prospectus, are presented because Class Z shares do not yet have a

20

Forward Small to Mid Cap Fund

full calendar year of investment returns. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On June 2, 2008, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before June 2, 2008 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – June 30, 2003	21.33%
Worst Quarter – December 31, 2008	–25.12%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Small to Mid Cap Fund – Institutional Class (Inception: 8/24/92)
Return Before Taxes	32.90%	–0.21%	0.14%	8.58%
Return After Taxes on Distributions(1)	32.77%	–0.26%	–0.29%	7.17%
Return After Taxes on Distributions and Sale of Fund Shares(1)	21.51%	–0.18%	–0.12%	6.84%
The Wilshire 4500 Completion Index (Float-Adjusted)	36.99%	2.23%	1.76%	8.91%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of LA Capital to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Thomas D. Stevens, CFA, Chairman, Hal Reynolds, CFA, Chief Investment Officer, David Borger, CFA, Director of Research, Stuart Matsuda, Director of Trading, and Christine Kugler, Director of Implementation. All members have managed the Fund since June 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

21

Forward Strategic Alternatives Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation and income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z

Management Fee	0.70%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses	1.17%

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to Class Z shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z

1 Year	$119
3 Years	$372
5 Years	$643
10 Years	$1,419

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in alternative asset classes such as real estate-related securities, commodity-related securities and currencies and other securities that exhibit low historical correlations with global stock and bond markets. The Fund gains exposure to alternative asset classes by investing in structured notes, exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”), mutual funds, and closed-end funds. The Fund may also seek to obtain, or reduce, exposure to one or more alter-

native asset classes through investments in derivatives, such as futures, options, and swaps. Forward Management, LLC (“Forward Management” or the “Advisor”) may also seek to protect positions within the Fund’s portfolio through hedging techniques such as covered calls, buffered strategies (long calls coupled with collateralized short puts) or through the use of swaps. The Fund may invest in securities of companies having any capitalization and debt securities of any credit quality.

The Advisor utilizes a core/satellite approach to managing the Fund. The core portfolio is designed to have less portfolio turnover than the satellite portfolio, while the satellite portfolio can be more actively managed and may add additional assets that are not part of the core portfolio.

The core portfolio will consist generally of investments in assets that provide exposure to the commodity markets, currency markets and real estate related investments that either (i) invest in domestic and international real estate including real estate investment trusts (“REITs”), (ii) seek to track a broad U.S. real estate benchmark, or (iii) seek to track a broad international real estate benchmark. The core portfolio may represent 50% to 100% of the overall portfolio, but typically comprises approximately 75% of the Fund. The satellite portfolio may be opportunistically invested in any other non-traditional asset class that the Advisor believes provides returns that have weak correlation to traditional stock and bond asset classes.

The Advisor uses a combination of techniques and strategies to achieve the Fund’s investment objective but primarily relies on a top-down systematic approach. This top-down approach generally utilizes four broad factors: valuation, growth, macroeconomic conditions, and sentiment. Overall, the Advisor attempts to realize the Fund’s investment objective by optimally positioning the Fund in order to take advantage of long-term trends.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular asset classes. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as

22

Forward Strategic Alternatives Fund

anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses.

Exchange-Traded Notes (“ETNs”): The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal

Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Returns of the Institutional Class shares, which are not offered in this prospectus, are presented because Class Z shares do not yet have a full calendar year of investment returns. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	13.11%
Worst Quarter – March 31, 2009	–10.60%

23

Forward Strategic Alternatives Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Strategic Alternatives Fund – Institutional Class (Inception: 1/30/08)
Return Before Taxes	12.19%	–1.40%
Return After Taxes on Distributions(1)	11.82%	–1.78%
Return After Taxes on Distributions and Sale of Fund Shares(1)	7.91%	–1.39%
Strategic Alternatives Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)	16.34%	–0.79%
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.04%
S&P 500 Index	26.46%	–7.45%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer,

and Justin H. Roberge, Investment Analyst. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Roberge has managed the Fund since January 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24

Forward U.S. Government Money Fund

Investment Objective

The Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z

Management Fee	0.08%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.25%

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to Class Z shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z

1 Year	$26
3 Years	$80
5 Years	$141
10 Years	$318

Principal Investment Strategies

The Fund is a money market fund investing exclusively in high quality, short-term money market instruments. Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”) or in repurchase agreements secured by such instruments. The Fund may also invest up to 20% of its assets in domestic U.S. dollar denominated commercial paper that is rated in the highest, short-term rating category (i.e., A1 by Standard & Poor’s Corporation or P1 by Moody’s Investor Services, Inc., or, if unrated, determined by Forward Management, LLC (“Forward Management” or the “Advisor”) to be of comparable quality) at the time of purchase, or in repurchase agreements secured by such instruments. The Fund follows applicable regulatory requirements concerning the quality, maturity, liquidity and diversifications of its investments. The Fund seeks to maintain an average-dollar-weighted portfolio maturity of 60 days or less, while maintaining liquidity and maximizing current yield.

The Advisor directly invests the assets of the Fund, and uses quantitative analysis to attempt to maximize the Fund’s yield. The Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of the Institutional Class shares, which are not offered in this prospectus, are presented because Class Z shares do not yet have a full calendar year of investment returns. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

25

Forward U.S. Government Money Fund

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – December 31, 2000	1.53%
Worst Quarter – December 31, 2009	0.02%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward U.S. Government Money Fund – Institutional Class (Inception: 4/9/92)
Return Before Taxes	0.26%	2.88%	2.72%	3.45%
Citigroup 3-Month Treasury Bill Index	0.16%	2.88%	2.84%	3.61%

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments and Justin H. Roberge, Investment Analyst, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul

Herber, CFA, Investment Officer, and Mr. Roberge. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Roberge has managed the Fund since January 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Class Z shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amount for Class Z shares is:

•	$15 million in Class Z shares of one or more Forward Funds

Subsequent investments for Class Z shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

26

Additional Investment Strategies and Risks

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to all of the Forward Funds, unless otherwise noted.

Lending of Portfolio Securities

In order to generate additional income, a Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Objectives and Investment Policies

The investment objective of each of the Funds (except the Forward Frontier Markets Fund and Forward Strategic Alternatives Fund) is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund.

The investment objectives of the Forward Frontier Markets Fund and Forward Strategic Alternatives Fund, although non-fundamental and subject to change by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund, are subject to prior shareholder notice requirements. Shareholders of these Funds must be notified at least 60 days prior to any material amendment to the investment objective of these Funds.

As discussed in the relevant “Fund Summary” sections above, certain Funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), each of these Funds has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. A Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The name and 80% investment policy of each of these Funds may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by one of these Funds of its name or 80% investment policy covered by Rule 35d-1.

The Forward Strategic Alternatives Fund, although not subject to Rule 35d-1 under the 1940 Act as discussed above, has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of this Fund may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by this Fund of its 80% investment policy.

For purposes of a Fund’s policy to invest 80% of it assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment, “net assets” includes not only the amount of the Fund’s net assets attributable to the particular type of investment, but also a Fund’s net assets that are segregated or “earmarked” on the Fund’s books and records or being used for collateral, in accordance with procedures established by the Board of Trustees and applicable regulatory guidance, or otherwise used to cover such investment exposure.

Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, a Fund may not follow its principal investment strategy. Under such conditions, a Fund may invest without limit in money market securities, U.S. Government obligations, and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Although the issuers of certain federal agency securities or government-sponsored entity securities in which a Fund may invest (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks (“FHLB”), and other government-sponsored entities) may be chartered or sponsored by Acts of Congress, the issuers are not funded by Congressional appropriations, and their securities are neither guaranteed nor issued by the United States Treasury.

Each Fund (other than the Forward U.S. Government Money Fund) is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by a Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. The Funds (other than the Forward U.S. Government Money Fund) also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with their investment objectives to minimize the impact of cash balances. This will enable the Funds to hold cash while receiving return on the cash that is similar to holding equity or fixed-income securities.

Management Risk

The strategy used by Forward Management and/or a Fund’s sub-advisor may fail to produce the intended result or Forward Management’s and/or a Fund’s sub-advisor’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk

Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments. Historically, markets have moved in cycles, and the value of a Fund’s securities may fluctuate drastically from day to day. A Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

27

Additional Investment Strategies and Risks

Other Investments Techniques and Risks

Each Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject a Fund to additional risks. Please review the Statement of Additional Information (“SAI”) for more information about the additional types of securities in which each Fund may invest and their associated risks.

SECURITY TYPES OF THE FUNDS

The security types in which the Funds may invest (as discussed in each Fund’s “Fund Summary” section above) are as follows:

Asset-Backed Securities

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Debt Securities

A Fund may invest in short- and/or long-term debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage- and other asset-backed securities.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored.

Derivatives

A Fund may invest in derivatives, which are securities whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments.

Each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

Dollar Rolls and Reverse Repurchase Agreements

A Fund may enter into dollar rolls and reverse repurchase agreements. When a Fund enters into a dollar roll or reverse repurchase agreement, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

Entering into dollar rolls and reverse repurchase agreements by a Fund may be considered a form of borrowing for some purposes. As such, each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations under dollar rolls and reverse repurchase agreements.

Emerging Market Securities and Frontier Market Securities

Investment in emerging market securities and frontier market securities includes both direct investment in such securities as well as investment in securities with exposure to the returns of an emerging market or frontier market.

Emerging market countries are those identified as developing or emerging countries by the World Bank, International Finance Corporation or United Nations, or countries not listed in the MSCI World Index. Generally, emerging market countries are considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Frontier market countries are those listed in the MSCI Frontier Emerging Markets Index, or similar market indices, and the smaller of the traditionally-recognized emerging markets. Generally, frontier market countries are considered to include all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States, and the larger traditionally-recognized emerging markets of Taiwan, Korea, Mexico, South Africa, Brazil, India, China, and Russia.

An issuer of a security generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

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Additional Investment Strategies and Risks

Equity Securities and Convertible Securities

Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

Convertible securities are generally preferred stocks and other securities, including certain fixed-income securities and warrants, that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock.

Exchange-Traded Funds (“ETFs”)

ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

Government-Sponsored Enterprises (“GSEs”)

GSEs are privately-owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government and are not guaranteed by the U.S. Government. As such, GSEs are different from “agencies,” which have the explicit backing of the U.S. Government.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are securities that represent ownership in the common stock or American Depositary Receipts of specified companies in a particular industry, sector or group. A Fund’s investment in a HOLDR allows the Fund to buy and sell an entire collection of common stocks in a single transaction.

Illiquid Securities

A Fund may invest up to 15% (up to 5% in the case of the Forward U.S. Government Money Fund) of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment.

International Securities (Generally)

International securities include both direct investment in such securities as well as investment in securities with exposure to the returns of an international market. Generally, international countries are considered to include all countries except the United States. For a more detailed description with respect to those Funds which may invest in emerging market or frontier market securities, please see “Emerging Market Securities and Frontier Market Securities” above.

An issuer of a security generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Investment Grade Debt Securities

Investment grade debt securities are securities rated as investment grade by a nationally recognized statistical ratings organization (“NRSRO”) (e.g., rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or in the “BBB” category or above by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”)) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or a Fund’s sub-advisor. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal.

Lower-Rated Debt Securities

Lower-rated debt securities (often referred to as “high yield” or “junk” bonds) are securities rated below investment grade by an NRSRO (e.g., rated below the “Baa” category by Moody’s, or rated below the “BBB” category by S&P or Fitch) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or a

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Additional Investment Strategies and Risks

Fund’s sub-advisor. Generally, debt securities in these categories are considered speculative with regard to the issuer’s capacity to pay interest and repay principal, and may be in default. Lower-rated debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or highly-leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.

Money Market Securities

Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage-related securities may be U.S. Government securities or issued by a bank or other financial institution.

Real Estate-Related Company

A company is considered to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (“REITs”) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies, and financial institutions that issue or service mortgages.

A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.

Repurchase Agreements

A Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, the Fund agrees to buy a security at on price and simultaneously agrees to sell it back at an agreed upon price on a specified future date. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Securities Issued by Other Investment Companies

Investment companies are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies. Each Fund may invest in securities of other investment companies, including ETFs. By investing in another investment company, a Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

Restrictions on Investments – Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its total assets in securities of all investment companies.

ETFs – Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. Each Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Structured Notes

A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

A Fund investing in commodities will effect such investment primarily through the purchase of a leveraged structured note. However, it is not the intent to provide leveraged exposure to the commodities market. Forward Management and/or a Fund’s sub-advisor will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as those issued by the U.S. Treasury and U.S. Government agencies. The combination of the leveraged structured note and the separate pool of high quality bonds is designed to replicate the performance of the broad commodities markets and will be managed for the exposure to the commodities market. For example, if a Fund were to hold a structured note with 3 times exposure to a specified commodity index and Forward Management and/or the Fund’s sub-advisor hoped to achieve $15 million in exposure, Forward Management and/or the Fund’s sub-advisor would invest $5 million in the structured note and $10 million in high quality bonds. When the investment performance of the structured note and high quality bonds is viewed together, the total investment is designed to approximate the unleveraged performance of the index underlying the structured note.

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Additional Investment Strategies and Risks

Swaps

Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” (i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index).

TBAs

A TBA (To Be Announced) transaction is a contract for the purchase or sale of a mortgage-backed security for future settlement at an agreed upon date but does not include a specified mortgage pool number, number of mortgage pools, or precise amount to be delivered.

U.S. Government Securities

U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

When-Issued, Delayed-Delivery and Forward Commitments

A Fund may purchase securities on a when-issued basis, may purchase and sell such securities on a delayed-delivery basis, and may enter into contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (i.e., forward commitments). Each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations with respect to any when-issued securities, delayed-delivery securities or forward commitments. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

31

Discussion of Principal Risks

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in each Fund’s “Fund Summary” section above and further described following the table. The table below identifies the principal and non-principal risks of each Fund. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. Because certain Funds invest in other investment companies, they will be subject to the same risks of the other investment companies to the extent of their investment. For additional information regarding risks of investing in a Fund, please see the SAI.

RISKS:	FORWARD FRONTIER MARKETS FUND	FORWARD HIGH YIELD BOND FUND	FORWARD INTER NATIONAL EQUITY FUND	FORWARD INVEST MENT GRADE FIXED- INCOME FUND	FORWARD LARGE CAP GROWTH FUND	FORWARD LARGE CAP VALUE FUND	FORWARD MORTGAGE SECURITIES FUND	FORWARD SMALL TO MID CAP FUND	FORWARD STRATEGIC ALTERNATIVES FUND	FORWARD U.S. GOVERNMENT MONEY FUND
Allocation	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	P	N/A
Cash and Cash Equivalents	N/A	N/A	N/A	NP	N/A	N/A	NP	N/A	N/A	N/A
Concentration	NP	N/A	N/A	N/A	N/A	N/A	N/A	N/A	NP	N/A
Currency Transactions	N/A	N/A	P	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Debt Securities	NP	P	N/A	P	N/A	N/A	P	N/A	NP	P
Depositary Receipts	P	N/A	P	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Derivatives	P	P	N/A	P	N/A	N/A	P	N/A	P	N/A
Emerging Market and Frontier Market Securities	P	N/A	P	NP	N/A	N/A	N/A	N/A	P	N/A
Equity Securities	NP	N/A	P	N/A	P	P	N/A	P	P	N/A
Exchange-Traded Funds	NP	N/A	N/A	N/A	N/A	N/A	N/A	N/A	P	N/A
Exchange-Traded Notes	P	N/A	N/A	N/A	N/A	N/A	N/A	N/A	P	N/A
Foreign Securities	NP	N/A	P	NP	N/A	N/A	N/A	N/A	NP	N/A
Government- Sponsored Enterprises	P	N/A	N/A	P	N/A	N/A	P	N/A	P	P
Growth Stocks	N/A	N/A	P	N/A	P	NP	N/A	P	N/A	N/A
Liquidity Risk	P	P	N/A	P	N/A	N/A	P	N/A	P	N/A
Lower-Rated Debt Securities	N/A	P	N/A	NP	N/A	N/A	N/A	N/A	NP	N/A
Mortgage- Related and Other Asset- Backed Securities	N/A	N/A	N/A	P	N/A	N/A	P	N/A	NP	NP
Non-Diversification	P	N/A	N/A	N/A	N/A	N/A	N/A	N/A	P	N/A
Overseas Exchanges	N/A	N/A	P	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover	NP	P	NP	P	P	P	P	NP	NP	N/A
Real Estate Securities and REITs	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	P	N/A
Repurchase Agreements	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	P
Restricted and Illiquid Securities	N/A	N/A	N/A	NP	N/A	N/A	N/A	N/A	N/A	N/A
Securities Issued by Other Investment Companies	NP	N/A	N/A	N/A	N/A	N/A	N/A	N/A	P	N/A
Small and Medium Capitalization Stocks	N/A	N/A	P	N/A	NP	NP	N/A	P	NP	N/A
Tax	P	P	N/A	P	N/A	N/A	P	N/A	P	N/A
Value Stocks	N/A	N/A	P	N/A	NP	P	N/A	P	NP	N/A

P	= Principal Risk

NP	= Non-Principal Risk

N/A	= Not Applicable

Allocation

A Fund’s investment performance depends upon how its assets are allocated and reallocated among particular asset classes. With respect to an Allocation Fund, which primarily invests in underlying Forward Funds, the Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds. Forward Management may make less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. A Fund might lose money as a result of these allocation decisions.

Cash and Cash Equivalents

The holding by a Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Currency Transactions

If a security is denominated in a foreign currency, the value of the security will fluctuate if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of a Fund’s shares. Costs are incurred by a Fund in connection with conversions between currencies. Certain foreign countries may

32

Discussion of Principal Risks

impose restrictions on the ability of issuers of foreign securities to make payments of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Currency risks are greater in lesser developed markets, where there is a higher risk of currency depreciation, and can be unpredictably affected by external events. In some situations, Forward Management and/or a Fund’s sub-advisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country as a result of these potential risks.

Fund managers are authorized to hedge against currency risks but are not required to do so and may choose not to do so because of the cost, the manager’s investment philosophy, or other reasons. There is no assurance that attempts to hedge currency risk will be successful if utilized and such attempts may have the effect of limiting the gains from favorable market movements.

Debt Securities

A Fund may invest in short-term and/or long-term debt securities. Debt securities in which a Fund may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a Fund’s investments in bonds. Investments in these types of securities pose the risk that Forward Management’s and/or a Fund’s sub-advisor’s forecast of the direction of interest rates might be incorrect.

Debt securities are subject to credit risk, which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that a sovereign government will support certain government sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest. In addition, the value of a Fund’s debt securities will generally decline if the credit rating of the issuer declines, and an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

Call or income risk exists with respect to corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. A Fund would have to reinvest the proceeds at a possibly lower interest rate. A Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Debt securities generally increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives

A Fund may invest in derivatives, which are securities whose value is based on the value of another security or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. There is limited consensus as to what constitutes a “derivative.” For certain Funds’ purposes, derivatives also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options, and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is linked to foreign currencies. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. A Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by Forward Management and/or a Fund’s sub-advisor or, if available, that such techniques will be utilized by Forward Management and/or a sub-advisor.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and Forward Management and/or a Fund’s sub-advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had

33

Discussion of Principal Risks

not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of a Fund. If Forward Management and/or a Fund’s sub-advisor inaccurately forecast the values of securities, currencies or interest rates or other economic factors in using derivatives, a Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by a Fund. A Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

A Fund that invests in commodity-linked derivative instruments, such as structured notes, may be subject to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. A Fund’s ability to invest in commodity-related investments may be limited by tax considerations.

The SAI provides a more detailed description of the types of derivative instruments in which a Fund may invest and their associated risks.

Emerging Market and Frontier Market Securities

A Fund may invest in emerging market and frontier market securities. Emerging market and frontier market securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. Emerging market and frontier market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, investments in emerging market and frontier market securities are subject to the following risks:

•	Greater likelihood of economic, political or social instability;
•	Less liquid and more volatile stock markets;
•	Lower trading volume of markets;
•	Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;
•	Governmental restrictions on currency conversion or trading;
•	Difficulties in accurately valuing emerging market and frontier market securities or selling them at their fair value, especially in down markets;
•	Greater possibility of imposition of international sanctions or embargoes on emerging market or frontier market countries;
•	A lack of government regulation and different legal systems, which may result in difficulty in enforcing judgments;
•	The contagious effect of market or economic setbacks in one country on another emerging market country;
•	Immature economic structures; and
•	The availability of less information about emerging market and frontier market companies because of less rigorous accounting and regulatory standards.

Equity Securities

A Fund may invest in equity securities, which include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which a Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

A Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to a Fund.

Exchange-Traded Funds (“ETFs”)

A Fund that invests in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. The value of a Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with a Fund’s purchase and sale of shares of ETFs, a Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. The market value of an ETF share may differ from its net asset value and there may be times when an ETF share trades at a premium or discount to its net asset value.

34

Discussion of Principal Risks

Many ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of a corresponding market index or basket of securities, and the value of their shares should, under normal circumstances, closely track the value of the underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index or basket of securities does not, ETFs that track particular indices or baskets of securities typically will be unable to match the performance of the index or basket of securities exactly. Investment in a Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or baskets of securities they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other ETF expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the indices or baskets of securities. Certain securities comprising the indices or baskets of securities tracked by the ETFs may, from time to time, temporarily be unavailable.

Exchange-Traded Notes (“ETNs”)

The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. A Fund that invests in ETNs will bear its proportionate share of any fees and expenses associated with investment in such securities, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on a Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities due to a number of factors. In particular, as a result of investing in foreign securities, a Fund may be subject to increased risk of loss caused by any of the factors listed below:

•	Unstable political, social, and economic conditions;
•	Lower levels of liquidity and market efficiency;
•	Greater securities price volatility;
•	Currency exchange rate fluctuations, exchange control, and restrictions or prohibitions on the repatriation of foreign currencies;
•	Less availability of adequate or accurate public information about issuers;
•	Limitations on foreign ownership of securities;
•	Imposition of withholding taxes, other taxes or exit levies;
•	Imposition of restrictions on the expatriation of funds or other assets of the Fund;
•	Higher transaction and custody costs and delays in settlement procedures;
•	Difficulties in enforcing contractual obligations;
•	Lower levels of regulation of the securities market and other differences in the way securities markets operate;
•	Weaker accounting, disclosure, and reporting requirements; and
•

Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and stockholders’ rights in markets in which the Fund invests may not be as extensive as those that apply in the United States.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Investments in emerging markets in particular involve even greater risks such as immature economic structures and different legal systems.

Government-Sponsored Enterprises (“GSEs”)

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Growth Stocks

Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share Forward Management’s and/or a Fund’s sub-advisor’s assessment of an investment’s long-term growth, a Fund may underperform other mutual funds or stock indexes.

Liquidity Risk

Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored

35

Discussion of Principal Risks

guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Lower-Rated Debt Securities

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk, and a Fund that concentrates its investments in junk bonds is therefore subject to substantial credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities, and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities, which could substantially adversely affect the market value of the security. Issuers of junk bonds may be more susceptible than other issuers to economic downturns. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing its portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit quality in the high yield bond market can change suddenly and unexpectedly, and credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated. As a result, even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. Forward Management and/or a Fund’s sub-advisor may or may not rely solely on ratings issued by established credit rating agencies, and may utilize these ratings in conjunction with their own independent and ongoing credit analysis.

Mortgage-Related and Other Asset-Backed Securities

A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification

A Fund that is non-diversified is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

As a “non-diversified” mutual fund, a Fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of a Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges

A Fund may engage in transactions on a number of overseas stock exchanges. Market practices relating to clearance and settlement of securities transactions and custody of assets can potentially pose an increased risk to a Fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result, affect the calculation of a Fund’s net asset value per share).

A Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller, and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

Portfolio Turnover

A Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by a Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. A Fund’s portfolio turnover rate will vary from year to year.

The calculation of a Fund’s portfolio turnover rate excludes purchases and sale of short positions. To the extent a Fund engages in short sales, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

36

Discussion of Principal Risks

Real Estate Securities and REITs

A Fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities.

Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject a Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities. In addition, the organizational documents of a REIT may give the trust’s sponsors the ability to control the operation of the REIT even though another person or entity could own a majority of the interests of the trust. These trusts may also contain provisions which would delay or make a change in control of the REIT difficult.

A Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

Repurchase Agreements

Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells a Fund a security at one price and agrees to repurchase that security at a higher price, normally within a seven day period. Each repurchase agreement entered into by a Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. If a seller becomes subject to bankruptcy or other insolvency proceedings or fails to repurchase a security from a Fund, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Restricted and Illiquid Securities

Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, a Fund may not be able to sell the security at a time and/or price at which Forward Management and/or a Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Fund could realize upon disposition.

Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies

A Fund may invest in shares of other investment companies, such as mutual funds, ETFs, holding company deposit receipts, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes a Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Small and Medium Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength. Small capitalization stocks may be traded over the counter or listed on an exchange.

Tax

The federal income tax treatment of the complex securities in which a Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for a Fund itself to comply with such rules. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Value Stocks

Although a Fund may invest in securities that Forward Management and/or a Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

37

Management of the Funds

INVESTMENT ADVISOR/PORTFOLIO MANAGERS

Forward Management serves as investment advisor to each of the Forward Funds. Forward Management is a registered investment advisor that supervises the activities of each sub-advisor and has the authority to engage the services of different sub-advisors with the approval of the Board of Trustees of each of the respective Funds and each Fund’s shareholders. Forward Management is located at 433 California Street, 11th Floor, San Francisco, California 94104. As of December 31, 2009, Forward Management had approximately $5.4 billion of assets under management.

Forward Management has the authority to manage the Forward Funds in accordance with the investment objectives, policies, and restrictions of the Funds, subject to general supervision of the Trust’s Board of Trustees. Forward Management has managed the Forward Funds since September 1998 and the Forward Funds are its principal investment advisory clients. Forward Management directly manages the assets of the Forward Frontier Markets Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund and has delegated this authority to the sub-advisors for the balance of the Funds. Forward Management also provides the Funds with ongoing management supervision and policy direction.

Forward Management uses rigorous criteria to select sub-advisors to manage the Funds’ assets. In choosing the sub-advisors, Forward Management considers a number of factors, including market trends, the sub-advisor’s investment style, its own outlook for a given market capitalization or investment style category, the sub-advisor’s performance in various market conditions, as well as the characteristics of the sub-advisor’s typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings, and earnings and price volatility statistics.

In addition to selecting the sub-advisors and, where applicable, allocating the Funds’ assets, Forward Management is responsible for monitoring and coordinating the overall management of the Funds. Forward Management reviews each Fund’s portfolio holdings and evaluates the ongoing performance of the sub-advisors.

The Forward Frontier Markets Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management, including the Forward Frontier Markets Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Forward Strategic Alternatives Fund and Forward U.S. Government Money Fund since September 2008 and the Forward Frontier Markets Fund since its inception.

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader has primary responsibility for the day-to-day management of the Forward Strategic Alternatives Fund and co-primary responsibility for the day-to-day management of the Forward Frontier Markets Fund and Forward U.S. Government Money Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA. Mr. Rowader has managed the Forward U.S. Government Money Fund since February 2007, Forward Strategic Alternatives Fund since September 2008 and the Forward Frontier Markets Fund since its inception.

Paul Herber, CFA. Mr. Herber has been with Forward Management since September 2008 as an Investment Officer. Mr. Herber has co-primary responsibility for the day-to-day management of the Forward Frontier Markets Fund. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the Forward Strategic Alternatives Fund and Forward U.S. Government Money Fund since February 2008, and the Forward Frontier Markets Fund since its inception.

Justin H. Roberge. Mr. Roberge has been with Forward Management since September 2008 as Investment Analyst. Mr. Roberge has co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund. Prior to joining Forward Management, Mr. Roberge was with Accessor Capital Management since April 2002 as an Operations Associate, from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. Prior to Accessor Capital Management, Mr. Roberge was a Registered Representative at Diversified Financial Concepts from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001. Mr. Roberge has managed the Forward U.S. Government Money Fund since January 2007, the Forward Strategic Alternatives Fund since September 2008 and the Forward Frontier Markets Fund since its inception.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Funds.

38

Management of the Funds

During the most recent fiscal year ended December 31, 2009, each Fund paid the following management fees (net of waivers) to the Fund’s investment advisor and/or the Fund’s sub-advisor (as applicable). Daily investment decisions are made by the respective sub-advisor(s) for each Fund (as applicable), whose investment experience is described below under the heading “Sub-Advisors/Portfolio Managers.”

FUND	TOTAL ANNUAL ADVISORY FEE (AS A PERCENTAGE OF DAILY NET ASSETS)	ANNUAL ADVISORY FEE TO INVESTMENT ADVISOR (AS A PERCENTAGE OF DAILY NET ASSETS)	ANNUAL ADVISORY FEE TO SUB-ADVISOR (AS A PERCENTAGE OF DAILY NET ASSETS)
Forward Frontier Markets Fund	0.85%	0.85%	N/A
Forward High Yield Bond Fund(1)	0.61%	0.36%	0.25%
Forward International Equity Fund(1)	1.00%	0.55%	0.45%
Forward Investment Grade Fixed-Income Fund(1),(2)	0.58%	0.33%	0.25%
Forward Large Cap Growth Fund(1)	0.67%	0.45%	0.22%
Forward Large Cap Value Fund(1)	0.69%	0.45%	0.24%
Forward Mortgage Securities Fund(1)	0.61%	0.36%	0.25%
Forward Small to Mid Cap Fund(1)	1.00%	0.60%	0.40%
Forward Strategic Alternatives Fund	0.70%	0.70%	N/A
Forward U.S. Government Money Fund	0.07%	0.07%	N/A

(1)	The Fund directly pays each sub-advisor a sub-advisory fee, as applicable.

(2)	Effective May 1, 2009, the Accessor Short-Intermediate Fixed-Income Fund was reorganized into the Accessor Intermediate Fixed-Income Fund and the name of the Accessor Intermediate Fixed-Income Fund was changed to the Accessor Investment Grade Fixed-Income Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and investment sub-advisory contracts of the Funds is available in the Forward Funds’ annual report for the most recent fiscal year ended December 31, 2009.

SUB-ADVISORS/PORTFOLIO MANAGERS

The sub-advisor(s) for each Fund manage the assets of the Fund and make decisions with respect to, and place orders for, all purchases and sales of the Fund’s securities, subject to the general supervision of the Board of Trustees and Forward Management and in accordance with the investment objectives, policies, and restrictions of the Fund.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and their ownership of securities in the Fund.

•	Forward High Yield Bond Fund

Forward Management has engaged the services of First Western Investment Management, Inc. (“First Western”) to act as sub-advisor to the Forward High Yield Bond Fund. First Western is located at 1900 Avenue of the Stars, Suite 900, Los Angeles, California 90067. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the Fund since May 1, 2000. First Western is the principal investment advisory subsidiary of First Western Financial, Inc. First Western has approximately $1.33 billion of assets under management as of December 31, 2009, and First Western Financial, Inc. has approximately $2.9 billion of assets under management as of December 31, 2009.

Steven S. Michaels is responsible for the day-to-day management of the Fund. Mr. Michaels is Managing Director of High Yield at First Western, with 21 years of industry experience and has served as a member of the professional investment staff at FMA for 19 years. Mr. Michaels’ responsibility over the last 16 years include high yield fixed income portfolio management and directing the firm’s credit research. Mr. Michaels has managed the Fund since May 2000.

•	Forward International Equity Fund

Forward Management has engaged the services of Lazard Asset Management LLC (“Lazard”) to act as sub-advisor to the Forward International Equity Fund. Lazard is located at 30 Rockefeller Plaza, New York, NY 10112. Lazard has managed the Fund since December 1, 2008. Lazard is a subsidiary of Lazard Freres & Co., LLC, a global investment bank. Lazard has $116.5 billion in assets under management as of December 31, 2009.

Lazard uses a team approach to managing the Forward International Equity Fund. Paul Moghtader, CFA, serves as the lead portfolio manager and Taras Ivanenko, CFA, Peter Kashanek, Alex Lai, CFA, and Craig Scholl, CFA, serve as back-up portfolio managers. Investment decisions are made jointly by the team.

Paul Moghtader, CFA, Director, Portfolio Manager/Analyst. Mr. Moghtader is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity Team. He began working in the investment field in 1992. Prior to joining Lazard in 2007, Mr. Moghtader was Head of the Global Active Equity Group and a Senior Portfolio Manager at State Street Global Advisors (SSgA) from 1998-2007. At SSgA, Mr. Moghtader was the senior manager responsible for the research and portfolio management of all multiregional active quantitative equity strategies. Previously, Mr. Moghtader was an analyst at State Street Bank. He began his career at Dain Bosworth as a research assistant. Mr. Moghtader has a Master of Management (MM) from Northwestern University and a BA in Economics from Macalester College. Mr. Moghtader has managed the Fund since December 2008.

39

Management of the Funds

Taras Ivanenko, CFA, Senior Vice President, Portfolio Manager/Analyst. Mr. Ivanenko is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity Team. He began working in the investment field in 1995. Prior to joining Lazard in 2007, Mr. Ivanenko was a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2002. Earlier at SSgA, he was a Principal and Senior Application Development Architect in the Equity Systems group. Previously, Mr. Ivanenko was an analyst in Quantitative Research and Trading Systems at Oxbridge Research. He has a Ph.D. in Physics from Massachusetts Institute of Technology and an Engineer-Physicist degree from Moscow Physical-Technical Institute. Mr. Ivanenko has managed the Fund since December 2008.

Peter Kashanek, Senior Vice President, Client Portfolio Manager. Mr. Kashanek is a Client Portfolio Manager on Lazard’s Quantitative Equity Team. He began working in the investment field in 1994. Prior to joining Lazard in 2007, Mr. Kashanek was a Principal and a Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2005-2007. Previously, Mr. Kashanek was an investment analyst in the Institutional Equity Research Group at Bank of Montreal where he focused on global energy companies 2003-2004. Prior to that, he was an Associate in the Global Equity Research Group at Deutsche Bank Securities. Mr. Kashanek also worked at Reliant Energy in Houston as a member of its Corporate Development team. Mr. Kashanek has an MBA with a concentration in Finance from Vanderbilt University and a BA in Government from St. Lawrence University. Mr. Kashanek has managed the Fund since December 2008.

Alex Lai, CFA, Vice President, Portfolio Manager/Analyst. Mr. Lai is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity Team. He began working in the investment field in 2002. Prior to joining Lazard in 2009, Mr. Lai was a Vice President and Quantitative Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2003. Prior to that, Mr. Lai was an investment-banking analyst at Lehman Brothers Asia in Hong Kong. He has a BBA (Hons) in Finance and Accounting from the University of Michigan, Ann Arbor. Mr. Lai has managed the Fund since January 2009.

Craig Scholl, CFA, Director, Portfolio Manager/Analyst. Mr. Scholl is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity Team. He began working in the investment field in 1984. Prior to joining Lazard in 2007, Mr. Scholl was a Principal and a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2000. Previously he was Managing Director of Public Equities for the Virginia Retirement System, where he was responsible for internally and externally managed portfolios. Prior to that, Mr. Scholl was a pension investment manager for two large corporations. He also worked as a consultant with InterSec Research and a vice president in data analytics at Lynch, Jones & Ryan. Mr. Scholl has a BS in Finance and Public Communications from Syracuse University. He is a member of the CFA Institute and the Boston Security Analysts Society. Mr. Scholl has managed the Fund since December 2008.

•	Forward Investment Grade Fixed-Income Fund

Forward Management has engaged the services of Pacific Investment Management Company LLC (“PIMCO”) to act as sub-advisor for the Forward Investment Grade Fixed-Income Fund. PIMCO is located at 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660. PIMCO has managed the Fund since May 19, 2008. PIMCO has approximately $1.0 trillion in assets under management as of December 31, 2009.

Chris Dialynas is the portfolio manager responsible for the day-to-day investment decisions of the Fund. Mr. Dialynas is a managing director, portfolio manager, and a member of PIMCO’s Investment Committee. He joined PIMCO in 1980 and has been a Managing Director and Senior Portfolio Manager since 1985. Mr. Dialynas has written extensively and lectured on the topic of fixed income investing. He served on the Editorial Board of The Journal of Portfolio Management and was a member of the Fixed Income Curriculum Committee of the Association for Investment Management and Research. He has over thirty years of investment experience and holds a bachelor’s degree in economics from Pomona College, and holds an MBA in finance from The University of Chicago Graduate School of Business. Mr. Dialynas has managed the Fund since May 2008.

•	Forward Large Cap Growth Fund

Forward Management has engaged the services of Smith Asset Management Group, LP (“Smith Group”) to act as sub-advisor for the Forward Large Cap Growth Fund. Smith Group is located at 100 Crescent Court, Suite 1150, Dallas, TX 75201. Smith Group has managed the Fund since September 21, 2007. Founded in 1995, Smith Group has approximately $3.0 billion in assets under management as of December 31, 2009.

The Fund is team-managed. Stephen S. Smith, CFA, John D. Brim, CFA, Royce W. Medlin, CFA, and William Ketterer, CFA, have been jointly and primarily responsible for the day-to-day management of the Fund. As Chief Investment Officer, Stephen S. Smith, CFA, directs the portfolio management team in implementing the investment process he designed. The team employs a process that combines quantitative and traditional research criteria that Stephen S. Smith, CFA has executed for over 25 years.

Stephen S. Smith, CFA, CEO, and Chief Investment Officer, is the founder of Smith Group. Since the firm’s founding in 1995, he has served as both chief executive officer and chief investment officer. He began his investment management career as a portfolio manager with Wachovia Bank in 1976. In 1983 he joined the predecessor to Bank of America, where he held a variety of senior investment management positions. Mr. Smith has managed the Fund since September 2007.

John D. Brim, CFA, Portfolio Manager, joined Smith Group in March 1998. Mr. Brim has been a Senior Portfolio Manager with Smith Group since 2003 and is responsible for equity research within the healthcare sector. From April 1997 to March 1998, he was a manager within the Institutional Investment Consulting Group of Deloitte & Touche, LLP. From June 1990 to April 1997, he held a variety of positions, including senior client manager, with NationsBank Asset Management in Dallas. Mr. Brim has managed the Fund since September 2007.

Royce W. Medlin, CFA, Portfolio Manager and Director of Portfolio Management, joined Smith Group in January 2006 as a Senior Portfolio Manager. Prior to joining Smith Group, he was President and Portfolio Manager of Belmont Wealth Management where he worked from 2002 to 2005. From 1991 to 2002, he served as a portfolio manager at U.S. Trust in Dallas and Team Bank Trust Investments in Fort Worth. Mr. Medlin has managed the Fund since September 2007.

William Ketterer, CFA, Portfolio Manager, joined Smith Group in January of 2007 as a Senior Portfolio Manager. From March 1999 to January 2007, he served as Senior Vice President and Portfolio Manager with The Private Bank at Bank of America where he managed portfolios for institutions and high net worth individuals. From 1993 to 1999, he worked in corporate development within the healthcare industry. Prior to 1993, he was Vice President and General Manager of a west coast startup. Mr. Ketterer has managed the Fund since September 2007.

40

Management of the Funds

•	Forward Large Cap Value Fund

Forward Management has engaged the services of Acadian Asset Management LLC (“Acadian”) to act as sub-advisor for the Forward Large Cap Value Fund. Acadian is located at One Post Office Square, 20th Floor, Boston, MA 02109. Acadian has managed the Fund since March 1, 2007. Acadian has approximately $49 billion of assets under management as of December 31, 2009.

The core equity investment team oversees a single process that produces all core equity portfolios. This team consists of 15 portfolio managers. A lead manager is assigned to monitor adherence to client specific investment objectives.

Constantine P. Papageorgiou, CFA, Vice President, and Portfolio Manager is the lead manager for the Fund. Mr. Papageorgiou has been a portfolio manager with Acadian since August 2006 and is a member of the global research and portfolio management team. Prior to Acadian, Mr. Papageorgiou was with the AlphaSimplex Group in Cambridge, Massachusetts as Vice President, Research Scientist from 2002 to 2006 and was a software engineer at iSpheres Corporation from 2001 to 2002. Mr. Papageorgiou has managed the Fund since March 2007.

Qi Zeng, CFA, Senior Vice President, and Portfolio Manager, is the backup portfolio manager. Ms. Zeng has been a portfolio manager with Acadian since November 2006. Prior to Acadian, Ms. Zeng was the head of the global quantitative research team at State Street Global Markets from 2005 to 2006 and the head of US quantitative strategy at Morgan Stanley from 1999 to 2005. Ms. Zeng has managed the Fund since March 2007.

•	Forward Mortgage Securities Fund

Forward Management has engaged the services of BlackRock Financial Management, Inc. (“BlackRock”) to act as sub-advisor for the Forward Mortgage Securities Fund. BlackRock is located at 40 E. 52nd Street, New York, NY 10022. BlackRock or its predecessors have managed the Forward Mortgage Securities Fund since May 18, 1992. Founded in 1988, BlackRock has approximately $3.35 trillion in assets under management as of December 31, 2009.

BlackRock’s Investment Strategy Group has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios. Akiva Dickstein, Managing Director, has been primarily responsible for the day-to-day management and investment decisions for the Fund. While Mr. Dickstein is supported by the Investment Strategy Group, he is responsible for the investment decisions of the Fund. Mr. Dickstein is a member of BlackRock’s Fixed Income Portfolio Management Group and is the lead portfolio manager for dedicated mortgage portfolios. Prior to joining BlackRock in April 2009, Mr. Dickstein spent eight years at Merrill Lynch, where he served as Managing Director and head of the U.S. Rates & Structured Credit Research Group. He was responsible for the team that produced MBS, ABS, CMBS, Treasuries, swaps, and interest rate derivatives research. In addition, he developed Merrill’s prepayment models for fixed rate and hybrid MBS. Mr. Dickstein earned a BA degree in economics, summa cum laude, from Yale University in 1990, and an MA degree in physics from Princeton University in 1993. Mr. Dickstein has managed the Fund since April 2009.

•	Forward Small to Mid Cap Fund

Forward Management has engaged the services of Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) to act as sub-advisor for the Forward Small to Mid Cap Fund. LA Capital is located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025. LA Capital has managed the Forward Small to Mid Cap Fund since June 2008. As of December 31, 2009, LA Capital managed approximately $6.0 billion in assets.

A team of investment professionals manages the Fund. The portfolio management team consists of Thomas D. Stevens, CFA, Hal Reynolds, CFA, David Borger, CFA, Stuart Matsuda, and Christine Kugler.

Thomas Stevens, Chairman and President, is responsible for developing and managing the firm’s resources for research, portfolio management, trading, operations, and relationship management. Hal Reynolds, Chief Investment Officer, chairs the Investment Committee and is responsible for the firm’s investment process. David Borger, Director of Research, is responsible for managing the firm’s research activities. Stuart Matsuda, Director of Trading, and Christine Kugler, Director of Implementation, are responsible for developing the firm’s trading strategies and implementing the trading program. All five members of the portfolio management team are principals of the firm and have been in the positions with LA Capital since the firm’s inception in March 2002. All five members of the portfolio management team also serve on the Investment and Portfolio Review Committees. The Investment Committee is responsible for reviewing investment research in the areas of stock selection, risk management, portfolio construction, trading, and for approving all changes to the investment process. The Portfolio Review committee meets monthly and is responsible for monitoring the risk exposures of each portfolio to ensure compliance with written investment guidelines and the current outlook of the Dynamic Alpha stock selection model. Messers. Stevens, Reynolds, Borger, and Matsuda and Ms. Kugler have managed the Fund since June 2008.

PERFORMANCE FEES

The sub-advisors for the Forward Large Cap Growth Fund and Forward Large Cap Value Fund are compensated based, in part, on their performance and each subadvisory agreement contains a fulcrum fee arrangement. A fulcrum fee has two parts, a base fee and a performance fee. In a typical fulcrum fee arrangement, the base fee is the predetermined rate at which the sub-advisor is paid when its net performance is in line with that of the fund’s benchmark. The base fee is adjusted up or down by the performance fee, which is derived by comparing net fund performance versus that of the fund’s benchmark over a rolling twelve-month period, in accordance with predetermined rates of adjustment. In a fulcrum fee arrangement, a sub-advisor is rewarded for outperformance or penalized for underperformance in equal measure. Depending on a fund’s net performance versus its benchmark, the sub-advisor will receive a fee adjustment in accordance with a formula that equates a percentage of out or underperformance to a percentage of fee increases or decreases, respectively. This formula has matching maximum and minimum ranges in which the fees can be adjusted. Also typical of most fulcrum fee arrangements is that there is no adjustment to the base fee in the first twelve months. In addition, most fulcrum fees employ a “null zone” around the base fee, whereby very small differences in performance versus the benchmark will not trigger a fee increase or decrease. The basic idea of a fulcrum fee is that when fund performance is bad, the sub-advisor should sacrifice some of its fee, and when fund performance is good, the fee will increase while still permitting shareholders to reap most of the profit.

41

Management of the Funds

Under a fulcrum fee arrangement, it is possible that a fund could pay a sub-advisor more than the base fee, even though the performance of both the fund and the fund’s benchmark is negative. This situation may occur when the decline in the performance of the benchmark is greater than the decline in the fund’s net performance.

Forward Large Cap Growth Fund

The Fund has agreed to pay Smith Group a management fee composed of a monthly base fee (the “Base Fee”) payable at an annual rate of 0.25% of the Fund’s average daily net assets over such month and a performance fee adjustment (the “Performance Fee Adjustment”) based on the average net assets of the Fund over a 12-month rolling period. The Performance Fee Adjustment will be calculated monthly by (i) determining the difference in performance between the Institutional Class shares of the Fund and the S&P 500 Growth Index, the Fund’s benchmark index (the “Performance Difference”); (ii) using the Performance Difference to determine the performance adjustment rate (“Performance Adjustment Rate”); and (iii) applying the Performance Adjustment Rate to the average daily net assets of the Fund during a rolling 12-month comparison period. The Performance Adjustment Rate will increase or decrease proportionately with the Performance Difference. To the extent that the Performance Difference falls within a null zone that is equal to plus 1.00% or minus 1.00%, the Performance Adjustment Rate shall be zero and there shall be no Performance Fee Adjustment. The Performance Adjustment Rate shall not exceed an absolute value of 0.15% and shall be made when the Performance Difference reaches plus or minus 3.50%. Therefore, the minimum possible annual fee payable to Smith Group will be 0.10% and the maximum possible annual fee will be 0.40%.

The chart below illustrates how Smith Group’s fees are calculated. Because of the higher expenses associated with Class A, Class C, and Investor Class, the performance of Institutional Class shares is generally better (although Class Z has lower expenses which may result in higher performance than the Fund’s Institutional Class). Regardless of any differences in performance among different share classes, a Performance Adjustment Rate will be determined using the performance of the Fund’s Institutional Class.

Forward Large Cap Value Fund

The Fund has agreed to pay Acadian a management fee composed of a Base Fee payable at an annual rate of 0.25% of the Fund’s average daily net assets over such month and a Performance Fee Adjustment based on the average net assets of the Fund over a 12-month rolling period. The Performance Fee Adjustment will be calculated monthly by (i) determining the Performance Difference between the Institutional Class shares of the Fund and the S&P 500 Value Index, the Fund’s benchmark index; (ii) using the Performance Difference to determine the Performance Adjustment Rate; and (iii) applying the Performance Adjustment Rate to the average daily net assets of the Fund during a rolling 12-month comparison period. To the extent that the Performance Difference falls within a null zone that is equal to plus 0.75% or minus 0.75%, the Performance Adjustment Rate shall be zero and there shall be no Performance Fee Adjustment. The Performance Adjustment Rate shall not exceed an absolute value of .05% and shall be made when the Performance Difference reaches plus or minus 3.25%. Therefore, the minimum possible annual fee payable to the Money Manager will be 0.20% and the maximum possible annual fee will be 0.30%.

42

Management of the Funds

The chart below illustrates how Acadian’s fees are calculated. Because of the higher expenses associated with Class A, Class C and Investor Class, the performance of Institutional Class shares is generally better (although Class Z has lower expenses which may result in higher performance than the Fund’s Institutional Class). Regardless of any differences in performance among different share classes, a Performance Adjustment Rate will be determined using the performance of the Fund’s Institutional Class.

HIRING SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for each of the Funds (except the Forward Banking and Finance Fund and Forward Growth Fund) without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

Valuation of Shares

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for each Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV of a Fund (and each class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you buy shares, you pay the NAV per share. When you sell shares, you receive the NAV per share. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to a Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The NAV per share of a Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different classes of shares of the same Fund will differ due to differing class expenses. A Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable will be valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts will be valued at either the last available sale price, or at fair value, as discussed below.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available will be valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, Forward Funds receives pricing information from independent pricing vendors

43

Valuation of Shares

(approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets, and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indexes will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

To the extent that a Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that a Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m., Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m., Eastern Time, which approximates the close of the London Exchange.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Forward Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of a Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of certain of a Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Forward Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Forward Funds’ procedures are intended to represent the amount a Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because certain Funds may invest in below investment grade securities and securities of small capitalization companies, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, a Fund may, at times, fair value some or all of its portfolio securities in order to deter such market timing.

44

Purchasing Shares

HOW TO BUY SHARES

You can open an account and make an initial purchase of Class Z shares of the Funds directly from the Funds or through a financial intermediary that has established an agreement with the Funds’ Distributor. Not all Funds or classes of Funds may be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase Class Z shares of a Fund.

To open an account and make an initial purchase directly with the Funds, you can mail a check (payable to Forward Funds) in the minimum amounts described below, along with a completed and signed Account Application, to Forward Funds, P.O. Box 1345, Denver, CO 80201. To obtain an Account Application, call (800) 999-6809 or download one from www.forwardfunds.com. A completed Account Application must include your valid taxpayer identification number, street address, name, and date of birth. You may be subject to penalties if you falsify information with respect to your taxpayer identification number.

After you have opened an account, you can make subsequent purchases of Class Z shares of a Fund through your financial intermediary or directly from the Funds. To purchase shares directly by mail, send your instruction and a check to the Funds at P.O. Box 1345, Denver, CO 80201.

For certain of the Funds, you also can make subsequent purchases of Class Z shares of a Fund through the Internet. To do so, you must be an existing shareholder of a Fund and your account must be bank ACH active. You may not initially open an account with the Funds via the Internet. To purchase Fund shares online, you must select this option on the account application. You can establish a user ID and password at www.forwardfunds.com by selecting Account Login. If you have questions or problems accessing your account, contact Forward Funds at (800) 999-6809.

For all Funds, requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. For the Forward U.S. Government Money Fund, if the Transfer Agent receives a purchase order for shares of the Forward U.S. Government Money Fund on any business day marked “Same Day Settlement” and the invested monies are received via fedfunds wire before 3:00 p.m., Eastern Time, on the same day, the investor will be entitled to receive that day’s dividend. For all Funds purchase orders not marked “Same Day Settlement,” the Transfer Agent must receive payment for shares by 12:00 p.m., Eastern Time, on the business day following the purchase request.

You also can open an account and make an initial purchase of Class Z shares and subsequent purchases of shares through a financial intermediary that has established an agreement with the Funds’ Distributor.

There are no initial sales loads for Class Z shares of the Funds. Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in Class Z shares of a Fund. Financial intermediaries may charge their customers a transaction or service fee. Forward Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

SHARE CLASSES

Share Classes Offered by each Forward Fund*

FUND	INSTITUTIONAL CLASS	INVESTOR CLASS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS Z
Forward Aggressive Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Balanced Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Banking and Finance Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Emerging Markets Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Frontier Markets Fund	Yes	Yes	No	No	No	No	Yes
Forward Global Infrastructure Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Growth & Income Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Growth Fund	Yes	Yes	Yes	No	Yes	No	No
Forward High Yield Bond Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Income & Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Income Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward International Dividend Fund	Yes	Yes	Yes	No	Yes	No	No
Forward International Equity Fund	Yes	Yes	No	No	Yes	No	Yes
Forward International Fixed Income Fund	Yes	Yes	No	No	Yes	No	No
Forward International Real Estate Fund	Yes	Yes	Yes	Yes	Yes	No	No
Forward International Small Companies Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Investment Grade Fixed-Income Fund	Yes	Yes	No	No	Yes	No	Yes

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Purchasing Shares

FUND	INSTITUTIONAL CLASS	INVESTOR CLASS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS Z
Forward Large Cap Equity Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Large Cap Growth Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Large Cap Value Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Legato Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Long/Short Credit Analysis Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Mortgage Securities Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Real Estate Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Select Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Small Cap Equity Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Small to Mid Cap Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Strategic Alternatives Fund	Yes	Yes	No	No	No	No	Yes
Forward Strategic Realty Fund	Yes	Yes	Yes	Yes	Yes	No	No
Forward Tactical Growth Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward U.S. Government Money Fund	Yes	Yes	Yes	No	Yes	No	Yes
*	Not all Funds or Fund share classes listed herein are made available pursuant to this prospectus. Not all Funds or Fund share classes are available in every state.

When you purchase shares of a Fund, you must choose a share class. Each share class of a Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The Funds contained in this prospectus also offer additional classes of shares pursuant to separate prospectuses. Information on such other share classes can be requested by calling (800) 999-6809. When you purchase shares of a Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include

•	How long you expect to own the shares
•	How much you intend to invest
•	Total expenses associated with owning shares of each class

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Investor Requirements for Class Z Shares

Class Z shares of each of the Funds (except for the Forward U.S. Government Money Fund) are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Class Z shares of the Forward U.S. Government Money Fund are currently available to other investors (in addition to investment by certain other Forward Funds), subject to the minimum investment restrictions discussed below.

Minimum Initial Investment Amount for Class Z Shares

•	$15,000,000 in Class Z shares of one or more Forward Funds

Subsequent investments for each Fund must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

EXCHANGE PRIVILEGE

Exchanges of Class Z Shares for the Class Z Shares of Any Other Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Class Z shares of any Fund for Class Z shares of any other Fund. There are generally no fees for exchanges, but an exchange of shares between Funds is technically a sale of shares in one Fund followed by a purchase of shares in another Fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you, and will generally give you a new tax basis for your new shares.

Shareholders should read the prospectus for any other Fund into which they are considering exchanging.

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Purchasing Shares

Exchanges of Class Z Shares for a Different Class within the Same Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange shares of one class of a Fund for another class within the same Fund. You may exchange your Class Z shares for Investor Class or Institutional Class shares of the same Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

General Information about Exchanges

Shares of one Fund or class may be exchanged for shares of another Fund or class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Fund or class. Your exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in good order, it cannot be revoked by you. Exchanges into another Fund and/or class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholders exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this prospectus.

Not all Funds or Fund classes may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

PRICING OF FUND SHARES

When you purchase shares, you will pay the NAV that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that Business Day’s closing price must be settled between the financial intermediary and you.

Purchases of shares of a Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Funds.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a matter of policy, Forward Funds requires that all individual shareholders be a U.S. citizen or resident alien. U.S. citizens holding shares of the Forward Funds who subsequently move out of the U.S. are permitted to hold and redeem shares, but are not permitted to purchase shares while residing outside of the U.S.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name
•	Date of birth (for individuals)
•	Residential or business street address in the U.S. (post office boxes are permitted for mailing only)
•	Social Security number or taxpayer identification number

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

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Purchasing Shares

Forward Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDELIVERY

eDelivery allows you to receive your quarterly account statements, transaction confirmations, tax forms, and other important information concerning your investment in Forward Funds online. Select this option on your account application to receive email notifications when quarterly statements, confirmations or tax forms are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (800) 999-6809 or visit www.forwardfunds.com.

ONLINE ACCOUNT ACCESS

Shareholders can opt to access their account information online. You must select this option on your account application or go online to register. To o set up online access, go to www.forwardfunds.com, select Account Login and obtain a user id and password. If you have questions, or problems accessing your account, contact Forward Funds at (800) 999-6809.

OTHER INFORMATION

The issuance of shares is recorded electronically on the books of Forward Funds. You will receive a confirmation and a quarterly account statement reflecting each new transaction in your account. Your quarterly statements will show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Funds will not be issued.

Forward Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Due to the relatively high cost of handling small investments, Forward Funds reserve the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account has a value of less than $100 in a Fund, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $100 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

Forward Funds reserves the right to refuse any request to purchase shares.

Redeeming Shares

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in good order by the Funds’ Distributor, Forward Funds or their agent. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Forward Funds intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

For all Funds, requests must be received prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. If the Transfer Agent receives a redemption request in good order from a shareholder of the Forward U.S. Government Money Fund by 3:00 p.m., Eastern Time, marked “Same Day Settlement”, the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the Forward U.S. Government Money Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day. Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Payment will ordinarily be made within seven days of the request as set out in the current payment instruction on file for a shareholder’s account.

HOW TO REDEEM SHARES

Neither the investment advisor, the Distributor, the Transfer Agent, Forward Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, written or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Forward Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

•	By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Forward Funds in order to add this option. The maximum amount that an individual investor may redeem by telephone at any one time is $50,000. You may have

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Redeeming Shares

the proceeds mailed to your address of record, wired or sent via ACH to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

•	By Mail

To redeem by mail, you must send a written request for redemption to Forward Funds, P.O. Box 1345, Denver, CO 80201. The Fund’s Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption is payable to the shareholder(s) of record, (2) the redemption is delivered to the shareholder(s) at the address of record, or current banking instructions on file (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

•	By Systematic Withdrawal

You may elect to have annual or monthly electronic transfers ($100 minimum) made to your bank account from your Forward Funds account. Your Forward Funds account must have a minimum balance of $100 and automatically have all dividends and capital gains reinvested. If the balance of your account falls below $100, the systematic withdrawal will be terminated, and you must resubmit your request in writing to have the privilege reinstated. The transfer will be made on the day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

•	Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Forward Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

PAYMENTS OF REDEMPTION PROCEEDS

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Forward Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Forward Funds cannot sell shares or accurately determine the value of assets, if the SEC orders Forward Funds to suspend redemptions or delay payment of redemption proceeds, or to the extent permitted by applicable laws and regulations.

At various times, Forward Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. Forward Funds intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire or ACH transfer. Forward Funds intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

•	By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201.

•	By ACH Transfer

You can arrange for the proceeds of a redemption to be sent by ACH to a single previously designated bank account if you have given authorization for ACH redemption on your Forward Funds Account Application.

•	By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for wire redemption on your Forward Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by Forward Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Forward Funds for up to seven days if Forward Funds deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Forward Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Forward Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

49

Policies Concerning Frequent Purchases and Redemptions

The Funds do not accommodate short-term or excessive trading that interferes with the efficient management of a Fund, significantly increases transaction costs or taxes, or may harm a Fund’s performance. The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring (which may take into account transaction size), and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective, and involve a significant degree of judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. These frequent trading policies may be amended in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If the Funds believe that a shareholder of a Fund has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Funds may, in their sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ frequent trading policies. Although they attempt to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Funds have adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

Distribution and Shareholder Services Plans

Distribution Plan

Forward Funds has not adopted a distribution plan under Rule 12b-1 for Class Z shares of the Funds.

Shareholder Services Plans

Forward Funds has not adopted a shareholder services plan for Class Z shares of the Funds.

Administrative Plan – Forward U.S. Government Money Fund

The Forward U.S. Government Money Fund has not adopted an administrative plan with respect to Class Z shares of the Forward U.S. Government Money Fund.

50

Additional Payments to Intermediaries

Forward Management or its affiliates may enter into arrangements to make additional payments, also referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. For purposes of these additional payments, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third-party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with either Forward Management or its affiliates.

Revenue sharing arrangements occur when Forward Management or its affiliates agree to pay out of their own resources (which may include legitimate profits from providing advisory or other services to the Funds) cash or other compensation to financial intermediaries, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in each Fund’s Fees and Expenses tables in this prospectus. Such additional payments are generally based on the average net assets of a Fund, assets held over a certain time period by a certain financial intermediary, and/or sales of a Fund’s shares through a particular financial intermediary. Furthermore, such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of a Fund as disclosed in each Fund’s Fees and Expenses tables in this prospectus.

Revenue sharing arrangements may include payments for various purposes, including but not limited to:

•	Payments for providing shareholder recordkeeping, processing, accounting, and/or other administrative or distribution services;

•

Payments for placement of a Fund on an intermediary’s list of mutual funds available for purchase by its customers or for including a Fund within a group that receives special marketing focus or are placed on a “preferred list”;

•	“Due diligence” payments for an intermediary’s examination of a Fund and payments for providing extra employee training and information relating to a Fund;

•	“Marketing support fees” for providing assistance in promoting the sale of Fund shares;

•	Provision of educational programs, including information and related support materials; and

•

Occasional meals and entertainment, tickets to sporting events, nominal gifts, and travel and lodging (subject to the applicable rules and regulations of the Financial Industry Regulatory Authority, Inc.).

A list of the financial intermediaries with which Forward Management or its affiliates has entered into ongoing contractual arrangements with as of January 10, 2010, as described in this section, is contained in the “Additional Payments to Intermediaries” section of the SAI. Forward Management or its affiliates may in the future enter into ongoing contractual arrangements with other financial intermediaries.

Please ask your financial intermediary for more information about these additional payments.

Dividends and Taxes

The following Forward Funds expect to declare and pay dividends of net investment income and capital gain distributions annually, if available:

Forward Frontier Markets Fund
Forward International Equity Fund

The following Forward Funds expect to declare and pay income dividends quarterly and capital gain distributions annually, if available:

Forward Large Cap Growth Fund	Forward Small to Mid Cap Fund
Forward Large Cap Value Fund	Forward Strategic Alternatives Fund

The following Funds expect to declare and pay income dividends monthly and capital gains distributions annually, if available:

Forward High Yield Bond Fund	Forward Mortgage Securities Fund
Forward Investment Grade Fixed-Income Fund

The following Fund expects to declare daily and pay income dividends monthly and capital gains distributions annually, if available:

Forward U.S. Government Money Fund

Any annual income dividends and/or capital gain distributions are of record and payable in December.

A shareholder will automatically receive all income, dividends, and capital gain distributions in additional full and fractional shares reinvested into their Forward Funds account, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

TAX-EXEMPT INCOME

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would

51

Dividends and Taxes

generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. Although a Fund may satisfy the 50% requirement for paying exempt interest dividends, there can be no assurance that any Fund will do so. Further, as discussed below, distributions of a Fund’s other income and gains will be generally includable in the taxable income of a Fund’s investors.

FEDERAL TAXES

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state, and local or foreign tax consequences to you of investing in a Forward Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will generally be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

Dividends attributable to interest are not eligible for the reductions in rates described below. Current tax law (which is scheduled to expire after 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and on certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%;

•	Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends;

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and

•

Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

•

In the absence of further Congressional action, for calendar years after 2010, the maximum rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

Dividends declared by a Fund in October, November, or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared. Each year, the Funds will send shareholders tax reports detailing the tax status of any distributions for that year.

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% (currently scheduled to increase to 31% after 2010) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Please see the SAI for additional tax information.

A Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. For taxable years beginning on or before December 31, 2010, certain distributions of ordinary dividends to a non-corporate shareholder of a Fund may qualify as “qualified dividend income”, provided that they are so designated by the Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at reduced rates to the extent derived from “qualified dividend income” of the applicable Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

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Dividends and Taxes

As discussed in the relevant “Fund Summary” section above, certain Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of a Fund’s shares or an exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction will be subject to federal income tax.

As discussed in the relevant “Fund Summary” section above, certain Funds receive dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce a Fund’s total return. If the amount of taxes withheld by foreign governments is material and certain requirements are met, a Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes, subject to certain limitations.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, each Fund will withhold U.S. Federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund. For Fund taxable years beginning before December 31, 2009, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest related dividends, to the extent such dividends are derived from a Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from interest and from original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. Congress is considering whether to extend the exemption from withholding for properly designated net interest income and qualified short-term gain for one year, but there is no assurance that they will extend the exemption. Each Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% (currently scheduled to increase to 31% after 2010) on taxable dividends, redemption proceeds, and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

Certain Funds may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs primarily invest directly in real property and derive income from the collection of rents. Equity REITs may also sell properties that have appreciated in value and thereby realize capital gains. Mortgage REITs invest primarily in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if the REITs comply with Code requirements.

REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT do not qualify for the intercorporate dividends-received deductions and are taxable as ordinary income to the extent of the REIT’s earnings and profits. Distributions in excess of a REIT’s earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. Funds may, include the gross dividends received from such REITs in its distributions to shareholders, and accordingly, a portion of that fund’s distributions may also be designated as a return of capital. REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund to extend the deadline for issuance of Forms 1099-DIV beyond February 15.

Please see the SAI for additional tax information.

Portfolio Holdings Disclosure

Forward Funds discloses all portfolio holdings of each Fund as of the end of each month on its website at www.forwardfunds.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day).

A description of the Forward Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the SAI.

53

Householding

To avoid sending duplicate copies of materials to households, Forward Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 999-6809. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

General Information

You can obtain current price, yield, and other performance information on any of the Forward Funds between the hours of 9:00 a.m. and 8:00 p.m., Eastern Time, Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about Forward Funds, write to Forward Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this prospectus and the SAI concerning the offering of the Forward Funds’ shares. We have not authorized anyone to give any information that is not already contained in this prospectus and the SAI. Shares of the Forward Funds are offered only where the sale is legal.

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance and other financial information for the last five years (or since inception, if shorter) of the Funds’ operations. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in each Fund increased (or lost) assuming reinvestment of all dividends and distributions.

Information for the fiscal year ended December 31, 2009 for the Funds has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report which was filed with the SEC on March 11, 2010 (Accession No. 0001193125-10-053791). Information for the fiscal years ended December 31, 2005 through and including 2008 for the Funds (except for the Forward Frontier Markets Fund which commenced operations on December 31, 2008) has been audited by the Funds’ former independent registered public accounting firm.

The Funds (except for the Forward Frontier Markets Fund) are successor mutual funds to previously operational funds (the “Predecessor Accessor Funds”) which were series of a separate legal entity called Accessor Funds, Inc., a Maryland corporation. The Predecessor Accessor Funds were reorganized into series of the Trust effective September 1, 2008, pursuant to an Agreement and Plan of Reorganization. For any period prior to September 1, 2008, the financial highlights table for these Funds relates to the Predecessor Accessor Funds.

54

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD FRONTIER MARKETS FUND - CLASS Z SHARES
	FOR THE PERIOD ENDED DECEMBER 31, 2009(2),(3)
Net asset value, beginning of period	$10.85
Net investment loss(1)	(0.03)
Net realized and unrealized gain on investments(1)	1.54
Total from investment operations	1.51
Distributions from net investment income	(0.86)
Distributions from capital gains	(0.19)
Total distributions	(1.05)
Redemption fees	—
Net asset value, end of period	$11.31
Total Return	13.86	%*
Net assets, end of period (in thousands)	$23,531
Ratio of expenses to average net assets	1.15	%**
Ratio of net investment loss to average net assets	(0.38	)%**
Portfolio turnover rate	78.86%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Commenced operations on May 5, 2009.
(3)	Prior to May 1, 2010, the Forward Frontier Markets Fund–Class Z was known as the Accessor Frontier Markets Fund–Z Class.
*	Not Annualized.
**	Annualized.

55

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD HIGH YIELD BOND FUND - CLASS Z SHARES
	FOR THE PERIOD ENDED DECEMBER 31, 2009(2),(3)
Net asset value, beginning of period	$8.35
Net investment income(1)	0.55
Net realized and unrealized gain on investments(1)	1.20
Total from investment operations	1.75
Distributions from net investment income	(0.57)
Total distributions	(0.57)
Redemption fees	—
Net asset value, end of period	$9.53
Total Return	21.52	%*
Net assets, end of period (in thousands)	$25,288
Ratio of expenses to average net assets	0.90	%**
Ratio of net investment income to average net assets	9.37	%**
Portfolio turnover rate	202.38%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Commenced operations on May 5, 2009.
(3)	Prior to May 1, 2010, the Forward High Yield Bond Fund–Class Z was known as the Accessor High Yield Bond Fund–Z Class.
*	Not Annualized.
**	Annualized.

56

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD INTERNATIONAL EQUITY FUND - CLASS Z SHARES
	FOR THE PERIOD ENDED DECEMBER 31, 2009(2),(3)
Net asset value, beginning of period	$11.01
Net investment income(1)	0.10
Net realized and unrealized gain on investments(1)	3.81
Total from investment operations	3.91
Distributions from net investment income	(0.66)
Total distributions	(0.66)
Redemption fees	—
Net asset value, end of period	$14.26
Total Return	35.54	%*
Net assets, end of period (in thousands)	$72,319
Ratio of expenses to average net assets	1.37	%**
Ratio of net investment income to average net assets	1.10	%**
Portfolio turnover rate	70.87%

(1)	Per share amounts are based upon average shares outstanding.
(2)	Commenced operations on May 5, 2009.
(3)	Prior to May 1, 2010, the Forward International Equity Fund–Class Z was known as the Accessor International Equity Fund–Z Class.
*	Not Annualized.
**	Annualized.

57

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD INVESTMENT GRADE FIXED-INCOME FUND - CLASS Z SHARES
	FOR THE PERIOD ENDED DECEMBER 31, 2009(3),(4)
Net asset value, beginning of period	$9.65
Net investment income(1)	0.31
Net realized and unrealized gain on investments(1)	0.79
Total from investment operations	1.10
Distributions from net investment income	(0.35)
Total distributions	(0.35)
Net asset value, end of period	$10.40
Total Return	11.56	%*
Net assets, end of period (in thousands)	$90,944
Ratio of expenses to average net assets(2)	0.89	%**
Ratio of net investment income to average net assets	4.60	%**
Portfolio turnover rate	463.32%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The effect of any custody credits on this ratio is less than 0.01%.
(3)	Commenced operations on May 5, 2009.
(4)	Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund–Class Z was known as the Accessor Investment Grade Fixed-Income Fund–Z Class.
*	Not Annualized.
**	Annualized.

58

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD LARGE CAP GROWTH FUND - CLASS Z SHARES
	FOR THE PERIOD ENDED DECEMBER 31, 2009(3),(4)
Net asset value, beginning of period	$18.35
Net investment income(1)	0.12
Net realized and unrealized gain on investments(1)	4.31
Total from investment operations	4.43
Distributions from net investment income	(0.11)
Total distributions	(0.11)
Redemption fees	—
Net asset value, end of period	$22.67
Total Return	24.23	%*
Net assets, end of period (in thousands)	$69,017
Ratio of expenses to average net assets(2)	0.93	%**
Ratio of net investment income to average net assets	0.91	%**
Portfolio turnover rate	105.96%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The effect of any custody credits on this ratio is less than 0.01%.
(3)	Commenced operations on May 5, 2009.
(4)	Prior to May 1, 2010, the Forward Large Cap Growth Fund–Class Z was known as the Accessor Growth Fund–Z Class.
*	Not Annualized.
**	Annualized.

59

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD LARGE CAP VALUE FUND - CLASS Z SHARES
	FOR THE PERIOD ENDED DECEMBER 31, 2009(3),(4)
Net asset value, beginning of period	$13.28
Net investment income(1)	0.17
Net realized and unrealized gain on investments(1)	3.06
Total from investment operations	3.23
Distributions from net investment income	(0.21)
Total distributions	(0.21)
Redemption fees	—
Net asset value, end of period	$16.30
Total Return	24.44	%*
Net assets, end of period (in thousands)	$69,018
Ratio of expenses to average net assets(2)	0.96	%**
Ratio of net expenses to average net assets(2)	0.96	%**
Ratio of net investment income to average net assets	1.70	%**
Portfolio turnover rate	227.06%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The effect of any custody credits on this ratio is less than 0.01%.
(3)	Commenced operations on May 5, 2009.
(4)	Prior to May 1, 2010, the Forward Large Cap Value Fund–Class Z was known as the Accessor Value Fund–Z Class.
*	Not Annualized.
**	Annualized

60

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD MORTGAGE SECURITIES FUND - CLASS Z SHARES
	FOR THE PERIOD ENDED DECEMBER 31, 2009(3),(4)
Net asset value, beginning of period	$12.28
Net investment income(1)	0.28
Net realized and unrealized gain on investments(1)	0.61
Total from investment operations	0.89
Distributions from net investment income	(0.26)
Total distributions	(0.26)
Redemption fees	—
Net asset value, end of period	$12.91
Total Return	7.28	%*
Net assets, end of period (in thousands)	$41,526
Ratio of expenses to average net assets(2)	1.00	%**
Ratio of net investment income to average net assets	3.41	%**
Portfolio turnover rate	614.22%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The effect of any custody credits on this ratio is less than 0.01%.
(3)	Commenced operations on May 5, 2009.
(4)	Prior to May 1, 2010, the Forward Mortgage Securities Fund–Class Z was known as the Accessor Mortgage Securities Fund–Z Class.
*	Not Annualized.
**	Annualized.

61

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD SMALL TO MID CAP FUND - CLASS Z SHARES
	FOR THE PERIOD ENDED DECEMBER 31, 2009(3),(4)
Net asset value, beginning of period	$19.31
Net investment income(1)	0.09
Net realized and unrealized gain on investments(1)	5.00
Total from investment operations	5.09
Distributions from net investment income	(0.09)
Total distributions	(0.09)
Redemption fees	—
Net asset value, end of period	$24.31
Total Return	26.43	%*
Net assets, end of period (in thousands)	$41,580
Ratio of expenses to average net assets(2)	1.24	%**
Ratio of net investment income to average
Net assets	0.60	%**
Portfolio turnover rate	84.24%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The effect of any custody credits on this ratio is less than 0.01%.
(3)	Commenced operations on May 5, 2009.
(4)	Prior to May 1, 2010, the Forward Small to Mid Cap Fund–Class Z was known as the Accessor Small to Mid Cap Fund–Z Class.
*	Not Annualized.
**	Annualized

62

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD STRATEGIC ALTERNATIVES FUND - CLASS Z SHARES
	FOR THE PERIOD ENDED DECEMBER 31, 2009(3),(4)
Net asset value, beginning of period	$9.80
Net investment income(1)	0.08
Net realized and unrealized gain on investments(1)	1.63
Total from investment operations	1.71
Distributions from net investment income	(0.08)
Total distributions	(0.08)
Redemption fees	—
Net asset value, end of period	$11.43
Total Return	17.35	%*
Net assets, end of period (in thousands)	$41,693
Ratio of expenses to average net assets(2)	0.97	%**
Ratio of net investment income to average net assets	1.15	%**
Portfolio turnover rate	75.56%

(1)	Per share amounts are based upon average shares outstanding.
(2)	The effect of any custody credits on this ratio is less than 0.01%.
(3)	Commenced operations on May 5, 2009.
(4)	Prior to May 1, 2010, the Forward Strategic Alternatives Fund–Class Z was known as the Accessor Strategic Alternatives Fund–Z Class.
*	Not Annualized.
**	Annualized.

63

Financial Highlights

For a share outstanding throughout the periods presented

	FORWARD U.S. GOVERNMENT MONEY FUND - CLASS Z SHARES
	FOR THE YEARS ENDED DECEMBER 31,(5)
	2009(6)	2008	2007(4)
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income(1)	0.00 (3)	0.02	0.05
Net realized and unrealized gain on investments(1)	0.00 (3)	0.01	—
Total from investment operations	0.00 (3)	0.03	0.05
Distributions from net investment income	0.00 (3)	(0.03)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00
Total Return	0.45%	2.55%	4.97	%*
Net assets, end of period (in thousands)	$435,856	$746,292	$67,259
Ratio of expenses to average net assets(2)	0.25%	0.24%	0.21	%**
Ratio of net expenses to average net assets(2)	0.25%	0.24%	0.21	%**
Ratio of net investment income to (excluding waiver) average net assets	0.50%	2.31%	4.78	%**
Ratio of net investment income to average net assets	0.51%	2.31%	4.78	%**

(1)	Per share amounts are based upon average shares outstanding.
(2)	The effect of any custody credits on this ratio is less than 0.01%.
(3)	Less than $0.005 per share.
(4)	Class commenced operations on January 4, 2007.
(5)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(6)	Prior to May 1, 2010, the Forward U.S. Government Money Fund–Class Z was known as the Accessor U.S. Government Money Fund–Z Class.
*	Not Annualized.
**	Annualized.

64

Forward Funds Privacy Policy

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

65

Appendix – Description of Market Indices

Barclays Capital U.S. Aggregate Bond Index: The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclays Capital U.S. Government/Credit Bond Index: The Barclays Capital U.S. Government/Credit Bond Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher.

Barclays Capital U.S. Mortgage Backed Securities Index: The Barclays Capital U.S. Mortgage Backed Securities Index is an unmanaged index of fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

BofA Merrill Lynch U.S. High Yield Master II Index: The BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market.

Citigroup 3-Month Treasury Bill Index: The Citigroup 3- Month Treasury Bill Index is designed to measure the return of the 3 month Treasury bills.

MSCI EAFE (Europe, Australasia, Far East) + Emerging Markets Index: The MSCI EAFE + Emerging Markets Index is an unmanaged index of 44 developed (excluding the U.S. and Canada and including Japan, the United Kingdom, Germany and France) and emerging market countries. The U.S. dollar is used as the base currency.

MSCI Frontier Markets Index: The MSCI Frontier Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of frontier markets.

S&P 500 Growth Index: The S&P 500 Growth Index is an unmanaged index of growth stocks in the S&P 500 Index. Large capitalization growth stocks are the stocks within the S&P 500 Index that generally have high expected earnings growth and higher than average price-to-book ratios.

S&P 500 Index: The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

S&P 500 Value Index: The S&P 500 Value Index is an unmanaged index of value stocks in the S&P 500 Index. Large capitalization value stocks are the stocks within the S&P 500 Index that generally are priced below the market average based on earnings and lower than average price-to-book ratios.

Strategic Alternatives Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index): The Strategic Alternatives Blended Index is a hypothetical index constructed by Forward Management, which consists of 50% Barclays Capital U.S. Aggregate Bond Index and 50% S&P 500 Index.

The Wilshire 4500 Completion Index (Float-Adjusted): The Wilshire 4500 Completion Index (Float-Adjusted) is an unmanaged index of stocks of medium and small capitalization companies not in the S&P 500 Index.

66

Forward Frontier Markets Fund

Forward High Yield Bond Fund

Forward International Equity Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Growth Fund

Forward Large Cap Value Fund

Forward Mortgage Securities Fund

Forward Small to Mid Cap Fund

Forward Strategic Alternatives Fund

Forward U.S. Government Money Fund

Investment Advisor
Forward Management, LLC

Sub-Advisors

Acadian Asset Management LLC

Forward Large Cap Value Fund

Blackrock Financial Management, Inc.

Forward Mortgage Securities Fund

First Western Investment Management, Inc.

Forward High Yield Bond Fund

Lazard Asset Management LLC

Forward International Equity Fund

Los Angeles Capital Management and Equity Research, Inc.

Forward Small to Mid Cap Fund

Pacific Investment Management Company LLC

Forward Investment Grade Fixed-Income Fund

Smith Asset Management Group, LP

Forward Large Cap Growth Fund

Administrator ALPS Fund Services, Inc. Distributor ALPS Distributors, Inc. Counsel Dechert LLP	Independent Registered Public Accounting Firm PricewaterhouseCoopers, LLP Custodian Brown Brothers Harriman & Co. Transfer Agent ALPS Fund Services, Inc.

Forward Frontier Markets Fund

Forward High Yield Bond Fund

Forward International Equity Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Growth Fund

Forward Large Cap Value Fund

Forward Mortgage Securities Fund

Forward Small to Mid Cap Fund

Forward Strategic Alternatives Fund

Forward U.S. Government Money Fund

Want More Information?

You can find out more about our Funds by reviewing the following documents:

Annual And Semi-Annual Reports

Our annual and semi-annual reports list the holdings of each Fund, describe each Fund’s performance, include the Funds’ financial statements, and discuss the market conditions and strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement Of Additional Information

The Statement of Additional Information (“SAI”) contains additional and more detailed information about each Fund and is considered a part of this prospectus. The SAI also contains a description of the Funds’ policies and procedures for disclosing its portfolio holdings.

How Do I Obtain A Copy Of These Documents?

By following one of the four procedures below:

1. Call or write, and copies will be sent to you free of charge: Forward Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809. Or go to www.forwardfunds.com and download a free copy.

2. Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-0102. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.

3. Go to the EDGAR database on the SEC’s web site at www.sec.gov and download a free text-only copy.

4. After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-06722

STAT003 050310

Printed on recycled paper using soy-based inks.

FORWARD FUNDS

433 California Street, 11th Floor

San Francisco, California 94104

(800) 999-6809

Tickers
Fund	Investor Class	Institutional Class	Class A	Class B	Class C	Class M	Class Z
Forward Aggressive Growth Allocation Fund	ACAIX	AAGRX	AGRRX	N/A	ACAGX	N/A	N/A
Forward Balanced Allocation Fund	ACBIX	ABAAX	AOBAX	N/A	ABAFX	N/A	N/A
Forward Banking and Finance Fund	FFBFX	None	HSSAX	N/A	HSSCX	N/A	N/A
Forward Emerging Markets Fund	PGERX	PTEMX	N/A	N/A	None	FEMMX	N/A
Forward Frontier Markets Fund	FRONX	FRNMX	N/A	N/A	N/A	N/A	None
Forward Global Infrastructure Fund	None	KGIYX	KGIAX	KGIBX	KGICX	FGIMX	N/A
Forward Growth & Income Allocation Fund	AGIIX	AGWAX	AOIAX	N/A	AGIGX	N/A	N/A
Forward Growth Allocation Fund	AGALX	ACGAX	AOGAX	N/A	AGGGX	N/A	N/A
Forward Growth Fund	None	FGROX	HSPGX	N/A	HSPCX	N/A	N/A
Forward High Yield Bond Fund	AHBIX	AHBAX	N/A	N/A	AHYIX	N/A	None
Forward Income & Growth Allocation Fund	ACIGX	AIGAX	AOLAX	N/A	AIGMX	N/A	N/A
Forward Income Allocation Fund	AIAIX	AIAAX	AILAX	N/A	AIACX	N/A	N/A
Forward International Dividend Fund	FFINX	FFIEX	None	N/A	None	N/A	N/A
Forward International Equity Fund	AIINX	ACIEX	N/A	N/A	AICIX	N/A	None
Forward International Fixed Income Fund	FFXRX	FFXIX	N/A	N/A	FFXCX	N/A	N/A
Forward International Real Estate Fund	None	KIRYX	KIRAX	KIRBX	KIRCX	N/A	N/A
Forward International Small Companies Fund	PISRX	PTSCX	FFIAX	N/A	None	FNSMX	N/A
Forward Investment Grade Fixed-Income Fund	AITIX	AIFIX	N/A	N/A	ACCFX	N/A	None
Forward Large Cap Equity Fund	None	FFLSX	FFLAX	N/A	None	N/A	N/A
Forward Large Cap Growth Fund	AGRIX	AGROX	N/A	N/A	AGCGX	N/A	None
Forward Large Cap Value Fund	AVUIX	AVAIX	N/A	N/A	AVCVX	N/A	None
Forward Legato Fund	FLFRX	FFLFX	FFLMX	N/A	None	N/A	N/A
Forward Long/Short Credit Analysis Fund	FLSRX	FLSIX	N/A	N/A	FLSFX	FLSMX	N/A
Forward Mortgage Securities Fund	AMSIX	AMSFX	N/A	N/A	ACMSX	N/A	None
Forward Real Estate Fund	FFREX	FPREX	KREAX	N/A	KRECX	N/A	N/A
Forward Select Income Fund	None	KIFYX	KIFAX	KIFBX	KIFCX	FSIMX	N/A
Forward Small Cap Equity Fund	FFSCX	FFHIX	FFHAX	N/A	None	FSCMX	N/A
Forward Small to Mid Cap Fund	ACSIX	ASMCX	N/A	N/A	ACSMX	N/A	None
Forward Strategic Alternatives Fund	FSAFX	ASAFX	N/A	N/A	N/A	N/A	None
Forward Strategic Realty Fund	None	KSRYX	KSRAX	KSRBX	KSRCX	N/A	N/A
Forward Tactical Growth Fund	FFTGX	FTGWX	FTAGX	N/A	FTGOX	FTGMX	N/A
Forward U.S. Government Money Fund	AUIXX	AUSXX	None	N/A	AUCXX	N/A	ANIXX

Statement of Additional Information

dated May 1, 2010

Forward Funds (“Forward Funds” or the “Trust”) is an open-end management investment company commonly known as a mutual fund. The Trust offers multiple separate series (each a “Fund” and collectively, the “Funds”). There is no assurance that any of the Funds will achieve its objective.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectuses for the Funds, dated May 1, 2010, which have been filed with the Securities and Exchange Commission (“SEC”). This SAI incorporates by reference the financial statements of the Funds included in the shareholder reports dated December 31, 2009 (“Financial Statements”) relating to the Funds. A copy of the prospectuses for the Funds and the Financial Statements of the Funds, including the Independent Registered Public Accountants’ Reports, may be obtained free of charge by calling the Funds’ transfer agent at (800) 999-6809.

ORGANIZATION OF FORWARD FUNDS

The Trust is an open-end management investment company, commonly known as a mutual fund. The Trust was organized as a Pennsylvania common law trust on August 26, 1992 under the name HomeState Group and was reorganized effective April 7, 2005 as a Delaware statutory trust created on February 1, 2005.

The Forward Growth Fund and Forward Banking and Finance Fund are successor mutual funds to previously operational funds with the same respective names (each a “Predecessor Emerald Fund” and collectively, the “Predecessor Emerald Funds”), which were series of a separate legal entity called the HomeState Group (the “Predecessor Trust”), a Pennsylvania common law trust. The Predecessor Emerald Funds were reorganized into the Funds effective after the close of business on May 1, 2005. Any reference in this SAI to performance information, financial highlights, events that occurred or payments that were made prior to May 1, 2005 for any of these Funds refers to the Predecessor Emerald Funds or Predecessor Trust. Prior to May 1, 2008, the Forward Growth Fund was named the Forward Emerald Growth Fund, and prior to May 1, 2005, the Fund was named the Emerald Growth Fund. Prior to May 1, 2008, the Forward Banking and Finance Fund was named the Forward Emerald Banking and Finance Fund, and prior to May 1, 2005, the Fund was named the Emerald Select Banking and Finance Fund.

The Forward Emerging Markets Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Legato Fund, and Forward Real Estate Fund are successor mutual funds to previously operational funds with the same respective names (each a “Predecessor Forward Fund” and collectively, the “Predecessor Forward Funds”), which were series of a separate legal entity called Forward Funds, Inc. (the “Predecessor Company”), a Maryland corporation. The Predecessor Forward Funds were reorganized into corresponding series of the Trust effective after the close of business on June 30, 2005. Any reference in this SAI to performance information, financial highlights, events that occurred or payments that were made prior to June 30, 2005 for any of these Funds refers to the Predecessor Forward Funds or Predecessor Company. Prior to May 1, 2008, the Forward Emerging Markets Fund was named the Forward Global Emerging Markets Fund. Prior to May 1, 2008, the Forward Small Cap Fund was named the Forward Hoover Small Cap Fund. Prior to January 20, 2009, the Forward Real Estate Fund was named the Forward Progressive Real Estate Fund.

The Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, (each an “Allocation Fund” and collectively, the “Allocation Funds”), Forward Large Cap Growth Fund (formerly the Accessor Growth Fund), Forward Small to Mid Cap Fund, Forward Large Cap Value Fund (formerly the Accessor Value Fund), Forward International Equity Fund, Forward High Yield Bond Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward U.S. Government Money Fund, and Forward Strategic Alternatives Fund are successors to the Accessor Aggressive Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Growth Fund, Accessor Small to Mid Cap Fund, Accessor Value Fund, Accessor International Equity Fund, Accessor High Yield Bond Fund, Accessor Investment Grade Fixed-Income Fund, Accessor Mortgage Securities Fund, Accessor U.S. Government Money Fund, and Accessor Strategic Alternatives Fund (each a “Predecessor Accessor Fund” and collectively, the “Predecessor Accessor Funds”), respectively. The Predecessor Accessor Funds were series of a separate legal entity called Accessor Funds, Inc. (the “Predecessor Accessor Company”), a Maryland corporation. The Predecessor Accessor Funds were reorganized into the Trust effective September 1, 2008. As of May 1, 2010, unless otherwise noted, the Predecessor Accessor Funds which were termed “Accessor” are now termed “Forward”. Any reference in this SAI to performance information, financial highlights, events that occurred or payments that were made prior to September 1, 2008 for any of these Funds refers to the Predecessor Accessor Funds or Predecessor Accessor Company.

The Forward Select Income Fund, Forward Strategic Realty Fund, Forward Global Infrastructure Fund, and Forward International Real Estate Fund are successors to the Kensington Select Income Fund, Kensington Strategic Realty Fund, Kensington Global Infrastructure Fund, and Kensington International Real Estate Fund (each a “Predecessor Kensington Fund” and collectively, the “Predecessor Kensington Funds”), respectively. The Predecessor Kensington Funds were series of a separate legal entity called The Kensington Funds (the “Predecessor Kensington Trust”), which were reorganized into the Trust effective June 12, 2009. Any reference in this SAI to performance information, financial highlights, events that occurred or payments that were made prior to June 12, 2009 for any of these Funds refers to the Predecessor Kensington Funds or Predecessor Kensington Trust.

Prior to May 1, 2010, the Forward International Dividend Fund was named the Forward International Equity Fund.

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share.

Forward Funds offers Investor Class, Institutional Class, Class A, Class B, Class C, Class M, and Class Z shares.

Each of the Funds (other than the Forward Frontier Markets Fund, Forward Global Infrastructure Fund, Forward International Fixed Income Fund, Forward International Real Estate Fund, Forward Long/Short Credit Analysis Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward Strategic Alternatives Fund, and Forward Strategic Realty Fund) has elected to qualify as diversified series of the Trust. The Forward Frontier Markets Fund, Forward Global Infrastructure Fund, Forward International Fixed Income Fund, Forward International Real Estate Fund, Forward Long/Short Credit Analysis Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward Strategic Alternatives Fund, and Forward Strategic Realty Fund have each elected to qualify as non-diversified series of the Trust.

The Board of Trustees may establish additional funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds have one vote for each share held, and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

MANAGEMENT OF THE FUNDS

Board of Trustees

The Trust’s Board of Trustees oversees the management and business of the Funds. The Trustees are elected by shareholders of the Trust, or, in certain circumstances, may be appointed by the other Trustees. There are currently five Trustees, four of whom are not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Trustees and Officers of the Trust, along with their affiliations over the last five years, are set forth below.

INDEPENDENT TRUSTEES:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served* *	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee* * *
Haig G. Mardikian Age: 62	Chairman; Nominating Committee Chairman	Since 1998+	Owner of Haig G. Mardikian Enterprises, a real estate investment business (1971 to present); General Partner of M&B Development, a real estate investment business (1983 to present); General Partner of George M. Mardikian Enterprises, a real estate investment business (1983 to 2002); President and Director of Adiuvana-Invest, Inc., a real estate investment business (1989 to present); President of the William Saroyan Foundation (1992 to present); Managing Director of the United Broadcasting Company, radio broadcasting (1983 to 2001) ; Trustee of the International House of UC Berkeley (term: 2001 to 2007); Director of the Downtown Association of San Francisco (1982 to 2006); Director of the Market Street Association (1982 to 2006); Trustee of Trinity College (1998 to 2007); Trustee of the Herbert Hoover Presidential Library (1997 to present); Trustee of the Herbert Hoover Foundation (2002 to present); Trustee of the Advisor California Civil Liberties Public Education Fund (1997 to 2006); Director of The Walnut Management Co., a privately held family investment company (2008 to present); President of the Foundation of City College (2006 to present); Director of Near East Foundation (2007 to present); Member of the Board of Overseers of the Hoover Institution at Stanford University (2006 to present).	33	Chairman and Director of SIFE Trust Fund (1978- 2002)

Donald O’Connor Age: 73	Trustee	Since 2000+	Financial Consultant (1997 to present); Retired Vice President of Operations, Investment Company Institute (“ICI”), a mutual fund trade association (1969 to 1993); Executive Vice President and Chief Operating Officer, ICI Mutual Insurance Company, an insurance company (1987 to 1997); Chief, Branch of Market Surveillance, Securities and Exchange Commission (1964 to 1969).	33	Trustee of the Advisors Series Trust (15) (1997 to present).

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served* *	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee* * *
DeWitt F. Bowman Age: 79	Trustee, Audit Committee Chairman	Since 2006 (Director of Forward Funds, Inc. since 2000)+	Principal, Pension Investment Consulting, a consulting company (1994 to present); Interim Treasurer and Vice President for Investments, University of California (2000 to 2001); Treasurer of Pacific Pension Institute, a non-profit education organization (1994 to 2002); Treasurer of Edgewood Center for Children and Families, a non-profit care center (1994 to 2004); Director, Episcopal Diocese of California, a non-profit religious organization (1964 to present); Trustee of the Pacific Gas and Electric Nuclear Decommissioning Trust Fund, a nuclear decommissioning trust (1994 to present); Chief Investment Officer, California Public Employees Retirement System (1989 to 1994).	33	Trustee, Brandes Mutual Funds (1995 to present); Director, RREEF America III REIT (2002 to present); Director, RREEF America I REIT (2004 to 2007); Trustee, Sycuan Funds (2003 to 2009); Trustee, Wilshire Mutual Funds (1996 to 2007); Trustee, PCG Private Equity Fund (1994 to present).

Cecilia H. Herbert Age: 61	Trustee	Since 2009+	President of the Board of Catholic Charities CYO (since 2007); Trustee, The Thacher School (since 2002); Chair, The Thacher School Investment Committee (since 2006); Chair, Thacher School Finance Committee (2006-2008); Managing Director and head of San Francisco office, J.P. Morgan/Morgan Guaranty Trust Company, a commercial and investment banking institution (1973 to 1976 and 1978 to 1991); Assistant Vice President, Signet Banking Corporation, a multi-bank holding company (1976 to 1978).	33	Director, iShares Inc. (since 2005); Trustee, iShares Trust (since 2005); Trustee, Pacific Select Funds (2004-2005); Trustee, The Montgomery Funds (1992 to 2003).

INTERESTED TRUSTEE:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served* *	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee* * *
J. Alan Reid, Jr.* * * * Age: 47	President, Trustee	Since 2001+	Chief Executive Officer of Forward Management, LLC, an investment advisor (2001 to present); Chief Executive Officer and Director, ReFlow Management Co., LLC, an investment services company (2001 to present); Chief Executive Officer and Director, ReFlow Fund, LLC, an investment services company (2001 to present); Chief Executive Officer of Sutton Place Management, an investment services company (2001 to present); Chief Executive Officer of Sutton Place Associates (2001 to present); Chief Executive Officer of FISCOP, LLC (2001 to present); Chief Executive Officer of Broderick Management, LLC, an investment services company (2001 to present); Member of ICI Board of Governors (2008 to present); Director of Legato Capital Management, an investment services company (2004 to 2009); Senior Vice President, Director of Business Delivery, Morgan Stanley Online, a financial services company (1999 to 2001); Executive Vice President and Treasurer, Webster Investment Management Co., LLC (1998 to 1999); Vice President, Regional Director, Investment Consulting Services, Morgan Stanley, Dean Witter, Discover & Co., a financial services company (1992 to 1998); Vice President of the Board of Trustees of Centerpoint, a public health and welfare organization (1997 to present); Advisory Board Member, Finaplex, a software company (2002 to present); Advisory Board of SunGard Expert Solutions (1998 to present).	33	Director, FOLIOfn, Inc. (2002 to present).

*	Each Trustee may be contacted by writing to the Trustee, c/o Forward Management, LLC, 433 California Street, 11th Floor, San Francisco, CA 94104.
**

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his successor, if any, elected at such meeting; or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust.

***

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

****

Mr. Reid is considered an interested Trustee because he acts as Chief Executive Officer of Forward Management, LLC, the Funds’ investment advisor, and holds other positions with an affiliate of the Trust.

+

Each Trustee, other than Mr. Bowman and Ms. Herbert, has served as Trustee to the Trust since May 1, 2005. However, beginning on the date indicated in the chart, each Trustee served as a director for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005. Mr. Bowman was appointed as Trustee effective January 1, 2006, and served as a director for the nine series of Forward Funds, Inc. since 2000. Ms. Herbert was appointed as a Trustee effective November 9, 2009.

OFFICERS:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Barbara H. Tolle 433 California Street 11th Floor San Francisco, CA 94104 Age: 60	Treasurer	Since 2006	Director of Fund Accounting and Operations, Forward Management (since 2006); Vice President and Director, Fund Accounting and Administration, PFPC Inc. (1999-2006).

Mary Curran 433 California Street 11th Floor San Francisco, CA 94104 Age: 62	Secretary	Since 2004**	Chief Legal Officer, Forward Management (since 2002); Chief Legal Officer, ReFlow Management Co., LLC (since 2002); General Counsel, Morgan Stanley Online (1997-2002).

Judith M. Rosenberg 433 California Street 11th Floor San Francisco, CA 94104 Age: 61	Chief Compliance Officer and Chief Legal Officer	Since 2006	Chief Compliance Officer, Forward Management (since 2005); First Vice President and Senior Attorney, Morgan Stanley (1984-1997; 2002-2005); Director of Compliance, Morgan Stanley Online (1997-2002).

Robert S. Naka 433 California Street 11th Floor San Francisco, CA 94104 Age: 46	Vice President Funds	Since 2009	Senior Vice President Operations, Forward Management (since 2009); Principal & Chief Operating Officer, Anew Capital Management LLC (2007-2009); Executive Vice President & Chief Operating Officer, ING Funds & Predecessors (1989-2007).

*

Each officer shall hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.

**

Ms. Curran has served as an officer of the Trust since May 1, 2005. However, beginning on the date indicated in the chart, Ms. Curran served as an officer for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005.

Leadership Structure of the Board of Trustees

The Board of Trustees has overall responsibility for the oversight of the Trust. The Chairman of the Board of Trustees is an Independent Trustee. The Chairman of the Board of Trustees’ role is to preside at all meetings of the Board of Trustees, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board of Trustees from time to time. The Independent Trustees meet regularly outside the presence of Forward Management, in executive session or with other service providers to the Fund. The Board of Trustees has regular meetings four times a year and may hold special meetings if required before its next regular meeting. The Board of Trustees has established two standing committees in connection with its governance of the Funds: Audit and Nominating Committees. Each committee meets regularly to conduct the oversight functions delegated to that committee by the Board of Trustees and reports its findings to the Board of Trustees. The Board of Trustees and each standing committee conduct annual assessments of their oversight function, structure, and effectiveness. The Board of Trustees has determined through its self-evaluation process that the Trust’s leadership structure is appropriate because the structure permits the Board of Trustees to exercise independent judgment over management and to allocate areas of responsibility among committees and the full Board of Trustees to effectively oversee the Trust.

The Audit Committee consists of four members: Messrs. Bowman, Mardikian, O’Connor and Ms. Herbert. The functions performed by the Audit Committee include, among other things, considering the matters pertaining to the Trust’s financial records and internal accounting controls and acting as the principal liaison between the Board of Trustees and the Trust’s independent registered public accounting firm. During the fiscal year ended December 31, 2009, the Audit Committee convened four times.

The Nominating Committee consists of four members: Messrs. Bowman, Mardikian, O’Connor and Ms. Herbert. The function performed by the Nominating Committee is to select and nominate candidates to serve as non-interested Trustees (including considering written nominations from shareholders delivered to the Trust at its address on the cover of this SAI), and approve officers and committee members. During the fiscal year ended December 31, 2009, the Nominating Committee convened three times.

Day-to-day management of the Funds, including the monitoring of various risks to which the Funds are subject, is the responsibility of Forward Management, or the Funds’ sub-advisors (as applicable) or other service providers (depending on the nature of the risk), subject to the supervision of Forward Management. The Funds are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. While Forward Management and the Funds’ sub-advisors (as applicable) or other service providers perform a number of risk management functions, it is not possible to eliminate all of the risks applicable to the Funds. Risk oversight forms part of the Board of Trustees’ general oversight of the Funds and is addressed as part of various Board of Trustees and committee activities. The Board of Trustees, directly or through the Audit Committee, also reviews reports from, among others, management, the independent registered accounting firm for the Funds, the Funds’ sub-advisors (as applicable), and internal auditors for Forward Management or its affiliates, as appropriate, regarding risks faced by the Funds and management’s or each service provider’s risk functions. The committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements of the Funds’ activities and associated risks. The Board of Trustees has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Funds’ compliance program, assists the Board of Trustees in monitoring compliance risks, and reports to the Board of Trustees regarding compliance matters for the Funds and their service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Trustee Qualifications and Experience

The Nominating Committee does not use specific criteria in analyzing candidates to serve on the Board of Trustees, and there are no specific required qualifications for Board membership set out in the Trust’s organizational documents. Rather, the Board of Trustees believes that the different points of view, professional experiences, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. The Trustees believe that their combined experiences and qualifications allow the Board of Trustees to oversee the business of the Funds in a manner consistent with the best interest of the Funds’ shareholders. When considering potential nominees to fill vacancies on the Board of Trustees, and as part of its self-evaluation, the Board of Trustees reviews the mix of skills and other relevant experiences of the Trustees.

Haig G. Mardikian – Mr. Mardikian, currently Chairman of the Board of Trustees, has served as a Trustee since 1998 and has served as a member of the Audit Committee and Nominating Committee during his entire tenure as a Trustee. In addition to Mr. Mardikian’s responsibilities as a Trustee, he has served as a trustee of numerous educational, philanthropic, and professional organizations. Mr. Mardikian also has professional experience in the fields of real estate investment and broadcasting. Additional information regarding Mr. Mardikian’s principal occupations and other directorships held is presented in the chart above. Mr. Mardikian has a BA from Trinity College and a MBA from Harvard Business School.

Donald O’Connor – Mr. O’Connor has served as a Trustee since 2000 and has served as a member of the Audit Committee and Nominating Committee during his entire tenure as a Trustee. In addition to Mr. O’Connor’s responsibilities as a Trustee, he has served as a trustee to other mutual fund complexes. Mr. O’Connor also has professional experience in the fields of investment management and insurance. Additional information regarding Mr. O’Connor’s principal occupations and other directorships held is presented in the chart above. Mr. O’Connor has a BA in business administration, economics and finance from George Washington University and a MBA in finance, business administration and data processing from George Washington University.

DeWitt F. Bowman – Mr. Bowman, currently Chairman of the Audit Committee of the Board of Trustees, has served as a Trustee since 2000 and has served as a member of the Audit Committee and Nominating Committee during his entire tenure as a Trustee. In addition to Mr. Bowman’s responsibilities as a Trustee, he has served as a trustee to non-governmental organizations, other mutual fund complexes, and private investment funds. Mr. Bowman also has professional experience in the field of investment management. Additional information regarding Mr. Bowman’s principal occupations and other directorships held is presented in the chart above. Mr. Bowman has a BS in Geology from the University of Wisconsin-Madison.

Cecilia H. Herbert – Ms. Herbert has served as a Trustee since 2009 and has served as a member of the Audit Committee and Nominating Committee during her entire tenure as a Trustee. In addition to Ms. Herbert’s responsibilities as a Trustee, Ms. Herbert has served as a trustee of educational and philanthropic organizations and other mutual fund complexes. Ms. Herbert also has professional experience in the fields of banking and finance. Additional information regarding Ms. Herbert’s principal occupations and other directorships held is presented in the chart above. Ms. Herbert has a BA in economics and communications from Stanford University and a MBA in finance from Harvard Business School.

J. Alan Reid, Jr. – Mr. Reid has served as a Trustee since 2001. In addition to Mr. Reid’s responsibilities as a Trustee, Mr. Reid also serves as President of the Trust and Chief Executive Officer of Forward Management. Additional information regarding Mr. Reid’s principal occupations and other directorships held is presented in the chart above. Mr. Reid has a BS in business administration from Menlo College.

As noted in the chart above, each Trustee, other than Mr. Bowman and Ms. Herbert, has served as a Trustee to the Trust since May 1, 2005. However, beginning on the year indicated above, each Trustee served as a director for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005. Mr. Bowman was appointed as a Trustee effective January 1, 2006, and served as a director for the nine series of Forward Funds, Inc. since 2000. Ms. Herbert was appointed as a Trustee effective November 9, 2009.

The following table sets forth information regarding the ownership of the Fund by each of the Trustees, and information regarding the aggregate ownership by each Trustee of the Forward Funds.

Information As Of December 31, 2009

INDEPENDENT TRUSTEES

Name of Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Haig G. Mardikian	Forward Aggressive Growth Allocation Fund	A	D
	Forward Balanced Allocation Fund	A	D
	Forward Banking and Finance Fund	A	D
	Forward Emerging Markets Fund	A	D
	Forward Frontier Markets Fund	A	D
	Forward Global Infrastructure Fund	A	D
	Forward Growth & Income Allocation Fund	A	D
	Forward Growth Allocation Fund	A	D
	Forward Growth Fund	A	D
	Forward High Yield Bond Fund	A	D
	Forward Income & Growth Allocation Fund	A	D
	Forward Income Allocation Fund	A	D
	Forward International Dividend Fund	C	D
	Forward International Equity Fund	A	D
	Forward International Fixed Income Fund	A	D
	Forward International Real Estate Fund	A	D
	Forward International Small Companies Fund	A	D
	Forward Investment Grade Fixed-Income Fund	A	D
	Forward Large Cap Equity Fund	A	D
	Forward Large Cap Growth Fund	A	D
	Forward Large Cap Value Fund	A	D
	Forward Legato Fund	A	D
	Forward Long/Short Credit Analysis Fund	A	D
	Forward Mortgage Securities Fund	A	D
	Forward Real Estate Fund	B	D
	Forward Select Income Fund	A	D
	Forward Small Cap Equity Fund	C	D
	Forward Small to Mid Cap Fund	A	D
	Forward Strategic Alternatives Fund	A	D
	Forward Strategic Realty Fund	A	D
	Forward Tactical Growth Fund	A	D
	Forward U.S. Government Money Fund	A	D
Donald O’Connor	Forward Aggressive Growth Allocation Fund	A	E
	Forward Balanced Allocation Fund	A	E

	Forward Banking and Finance Fund	A	E
	Forward Emerging Markets Fund	C	E
	Forward Frontier Markets Fund	A	E
	Forward Global Infrastructure Fund	A	E
	Forward Growth & Income Allocation Fund	A	E
	Forward Growth Allocation Fund	A	E
	Forward Growth Fund	A	E
	Forward High Yield Bond Fund	A	E
	Forward Income & Growth Allocation Fund	A	E
	Forward Income Allocation Fund	A	E
	Forward International Dividend Fund	A	E
	Forward International Equity Fund	A	E
	Forward International Fixed Income Fund	A	E
	Forward International Real Estate Fund	A	E
	Forward International Small Companies Fund	A	E
	Forward Investment Grade Fixed-Income Fund	A	E
	Forward Large Cap Equity Fund	A	E
	Forward Large Cap Growth Fund	A	E
	Forward Large Cap Value Fund	A	E
	Forward Legato Fund	A	E
	Forward Long/Short Credit Analysis Fund	A	E
	Forward Mortgage Securities Fund	A	E
	Forward Real Estate Fund	A	E
	Forward Select Income Fund	E	E
	Forward Small Cap Equity Fund	A	E
	Forward Small to Mid Cap Fund	A	E
	Forward Strategic Alternatives Fund	A	E
	Forward Strategic Realty Fund	A	E
	Forward Tactical Growth Fund	A	E
	Forward U.S. Government Money Fund	A	E
DeWitt F. Bowman	Forward Aggressive Growth Allocation Fund	A	D
	Forward Balanced Allocation Fund	A	D
	Forward Banking and Finance Fund	A	D
	Forward Emerging Markets Fund	B	D
	Forward Frontier Markets Fund	A	D
	Forward Global Infrastructure Fund	A	D
	Forward Growth & Income Allocation Fund	A	D
	Forward Growth Allocation Fund	A	D
	Forward Growth Fund	A	D
	Forward High Yield Bond Fund	A	D
	Forward Income & Growth Allocation Fund	A	D
	Forward Income Allocation Fund	A	D
	Forward International Dividend Fund	C	D
	Forward International Equity Fund	A	D
	Forward International Fixed Income Fund	A	D
	Forward International Real Estate Fund	A	D
	Forward International Small Companies Fund	C	D
	Forward Investment Grade Fixed-Income Fund	A	D
	Forward Large Cap Equity Fund	A	D
	Forward Large Cap Growth Fund	A	D
	Forward Large Cap Value Fund	A	D
	Forward Legato Fund	A	D
	Forward Long/Short Credit Analysis Fund	A	D
	Forward Mortgage Securities Fund	A	D
	Forward Real Estate Fund	A	D
	Forward Select Income Fund	A	D
	Forward Small Cap Equity Fund	A	D
	Forward Small to Mid Cap Fund	A	D
	Forward Strategic Alternatives Fund	A	D

	Forward Strategic Realty Fund	A	D
	Forward Tactical Growth Fund	A	D
	Forward U.S. Government Money Fund	A	D
Cecilia H. Herbert	Forward Aggressive Growth Allocation Fund	A	A
	Forward Balanced Allocation Fund	A	A
	Forward Banking and Finance Fund	A	A
	Forward Emerging Markets Fund	A	A
	Forward Frontier Markets Fund	A	A
	Forward Global Infrastructure Fund	A	A
	Forward Growth & Income Allocation Fund	A	A
	Forward Growth Allocation Fund	A	A
	Forward Growth Fund	A	A
	Forward High Yield Bond Fund	A	A
	Forward Income & Growth Allocation Fund	A	A
	Forward Income Allocation Fund	A	A
	Forward International Dividend Fund	A	A
	Forward International Equity Fund	A	A
	Forward International Fixed Income Fund	A	A
	Forward International Real Estate Fund	A	A
	Forward International Small Companies Fund	A	A
	Forward Investment Grade Fixed-Income Fund	A	A
	Forward Large Cap Equity Fund	A	A
	Forward Large Cap Growth Fund	A	A
	Forward Large Cap Value Fund	A	A
	Forward Legato Fund	A	A
	Forward Long/Short Credit Analysis Fund	A	A
	Forward Mortgage Securities Fund	A	A
	Forward Real Estate Fund	A	A
	Forward Select Income Fund	A	A
	Forward Small Cap Equity Fund	A	A
	Forward Small to Mid Cap Fund	A	A
	Forward Strategic Alternatives Fund	A	A
	Forward Strategic Realty Fund	A	A
	Forward Tactical Growth Fund	A	A
	Forward U.S. Government Money Fund	A	A

INTERESTED TRUSTEE:

Name of Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
J. Alan Reid, Jr.	Forward Aggressive Growth Allocation Fund	A	E
	Forward Balanced Allocation Fund	A	E
	Forward Banking and Finance Fund	C	E
	Forward Emerging Markets Fund	D	E
	Forward Frontier Markets Fund	D	E
	Forward Global Infrastructure Fund	A	E
	Forward Growth & Income Allocation Fund	A	E
	Forward Growth Allocation Fund	A	E
	Forward Growth Fund	C	E
	Forward High Yield Bond Fund	C	E
	Forward Income & Growth Allocation Fund	A	E
	Forward Income Allocation Fund	A	E
	Forward International Dividend Fund	C	E
	Forward International Equity Fund	A	E
	Forward International Fixed Income Fund	C	E
	Forward International Real Estate Fund	A	E

Forward International Small Companies Fund	C	E
Forward Investment Grade Fixed-Income Fund	A	E
Forward Large Cap Equity Fund	C	E
Forward Large Cap Growth Fund	A	E
Forward Large Cap Value Fund	A	E
Forward Legato Fund	C	E
Forward Long/Short Credit Analysis Fund	D	E
Forward Mortgage Securities Fund	A	E
Forward Real Estate Fund	B	E
Forward Select Income Fund	A	E
Forward Small Cap Equity Fund	D	E
Forward Small to Mid Cap Fund	A	E
Forward Strategic Alternatives Fund	C	E
Forward Strategic Realty Fund	B	E
Forward Tactical Growth Fund	D	E
Forward U.S. Government Money Fund	A	E

*	Key to Dollar Ranges
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	Over $100,000

As of December 31, 2009, no Trustee who is not an interested person of the Trust owned any securities of the Funds’ investment advisor, Forward Management, LLC (“Forward Management” or the “Investment Advisor”), any of the Funds’ sub-advisors (each a “Sub-Advisor” and collectively, the “Sub-Advisors”), ALPS Distributors, Inc. (the “Distributor” or “ADI”) or their affiliates.

Trustee Compensation

The Trust pays each independent Trustee a retainer fee in the amount of $25,000 per year, $10,000 each for attendance in person at a regular meeting ($5,000 for attendance via telephone at a regular meeting). The Trust also pays each independent Trustee $3,000 for attendance in person at each special meeting or committee meeting that is not held in conjunction with a regular meeting, and $2,250 for attendance at a special telephonic meeting, and $1,000 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $10,000 per year. The interested Trustee does not receive any compensation from the Trust. With the exception of the Trust’s Chief Compliance Officer as discussed below, officers of the Trust and Trustees who are affiliated persons of either the Trust, Investment Advisor, or Sub-Advisors do not receive any compensation from the Trust or any other funds managed by the Funds’ Investment Advisor or Sub-Advisors. As of December 31, 2009, the Officers and Trustees owned less than 1% of the outstanding shares of the Funds. As discussed below in “Investment Advisory and Other Services – Other Service Providers,” the Trust has agreed to compensate the Investment Advisor for, among other expenses, providing an officer or employee of the Investment Advisor to serve as Chief Compliance Officer for the Trust, and may compensate the Investment Advisor for the time of other officers or employees of the Investment Advisor who serve in other compliance capacities for the Funds.

Compensation Received From Funds (as of December 31, 2009)

Name and Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued As Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex(1)
J. Alan Reid, Jr. Trustee*	None	None	None	None
Haig G. Mardikian, Trustee	$78,250	$0	$0	$78,250
Donald O’Connor, Trustee	$67,250	$0	$0	$67,250
DeWitt F. Bowman, Trustee	$78,250	$0	$0	$78,250
Cecilia H. Herbert, Trustee(2)	$52,000	$0	$0	$52,000

*	Interested
(1)	The Fund Complex consists of the Trust, which currently consists of thirty-three series.
(2)

Cecilia H. Herbert was appointed as a Trustee on November 9, 2009. Prior to that, Ms. Herbert served as an Advisory Board Member since March 2009. As of December 31, 2009, Ms. Herbert received $52,000 from the Trust as a member of the Advisory Board.

Trustee and Officer Indemnification

The Declaration of Trust provides that the Trust will indemnify the Trustees and may indemnify its officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Trust that they have acted in bad faith, with reckless disregard of their duties, willful misconduct or gross negligence. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and its officers.

PORTFOLIO HOLDINGS DISCLOSURE

Forward Funds has adopted policies and procedures related to the selective disclosure of portfolio holdings (“Disclosure Policies”). The Disclosure Policies provide that it is the policy of Forward Funds and their service providers to protect the confidentiality of their holdings and prevent the selective disclosure of non-public information about the Funds’ portfolio holdings. The Disclosure Policies are designed to address conflicts of interest between each Fund’s shareholders and its Investment Advisor, Sub-Advisors, principal underwriter or any affiliated person of such entities by limiting and delineating the circumstances under which non-public information each Fund’s portfolio holdings may be disseminated. No information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except in limited circumstances, as described below.

Violations of the Disclosure Policies must be reported to the Trust’s Chief Compliance Officer. If the Chief Compliance Officer, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, he/she shall report it to the Trust’s Board of Trustees, as required by Rule 38a-1.

Disclosures Required by Law

Nothing contained in the Disclosure Policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable laws and regulations. For example, the Funds or any of their affiliates or service providers may file any report required by applicable law, such as periodic portfolio disclosure in filings with the SEC, respond to requests from regulators, and comply with valid subpoenas.

Public Disclosures on Web Site

Forward Funds discloses all portfolio holdings of each Fund, except for the Forward Long/Short Credit Analysis Fund and Forward Tactical Growth Fund, as of the end of each month on its web site at www.forwardfunds.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day). Forward Funds discloses the portfolio holdings of the Forward Long/Short Credit Analysis Fund and Forward Tactical Growth Fund quarterly on its web site at www.forwardfunds.com no sooner than one day after such information is filed with the SEC in a publicly available filing.

The portfolio holdings for each month, except for the Forward Long/Short Credit Analysis Fund and Forward Tactical Growth Fund, will remain available on the web site for a minimum of six months following the date posted. For the Forward Long/Short Credit Analysis Fund and Forward Tactical Growth Fund, the portfolio holdings for each quarter will remain available on the web site for a minimum of six months following the date posted. In addition, the Forward Funds may, at the discretion of the Investment Advisor, publicly disclose portfolio holdings information at any time with respect to securities held by the Funds that are in default, distressed, or experiencing a negative credit event. Any such disclosure will be broadly disseminated via the Funds’ website or other means.

Confidential Dissemination of Portfolio Holdings

The Funds may disclose portfolio holdings, under Conditions of Confidentiality, as defined herein, before their public disclosure is required or authorized by policy as above, to service providers, to data aggregators, and to mutual fund evaluation and due diligence departments of broker-dealers and wire houses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. Holdings authorized to be disclosed may be disclosed by officers of the Funds, the Investment Advisor, or service providers in possession of such information. Such holdings are released under conditions of confidentiality. “Conditions of Confidentiality” means that:

(a)

the recipient may not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become public information; and

(b)

the recipient must sign a written Confidentiality Agreement in form and substance acceptable to the Funds’ Chief Compliance Officer which, among other things, provides that the recipient of the portfolio holdings information agrees to limit access to the information to those persons who are subject to confidentiality obligations, and includes an obligation not to trade on non-public information.

The Trust’s Board of Trustees or Chief Compliance Officer may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those imposed by the Disclosure Policies, or may approve exceptions or revisions to the Disclosure Policies. For example, the Funds may determine to not provide purchase and sale information with respect to Funds that invest in smaller capitalization companies or less liquid securities. The Disclosure Policies may not be waived, or exceptions made, without the consent of the Trust’s Board of Trustees or Chief Compliance Officer.

The Board of Trustees will review at least annually a list of the entities that have received such information, the frequency of such disclosures and the business purpose therefore. Any material changes to the policies and procedures for the disclosure of portfolio holdings will be reported to the Board on at least an annual basis.

The identity of the entities with which Forward Funds has ongoing arrangements to provide portfolio holdings information under Conditions of Confidentiality, the frequency with which they receive such information and the length of the lag between the date of the information and the date it is disclosed is provided below:

1.	Legato Capital Management, LLC - Daily for all Funds with no delay.

2.	Thompson Financial/Vestek - Daily for the Forward Legato Fund and the Predecessor Accessor Funds with no delay.

3.	FactSet Research Systems Inc. - Daily for all Funds with no delay.

4.	Electra Information Systems Inc. - Daily for all Funds with no delay.

5.	iMoneyNet - Weekly for the Forward U.S. Government Money Fund with no delay.

6.	Glass, Lewis & Co. - Daily (or less frequently) for all Funds with no delay.

The policy also permits the daily or less frequent disclosure of any and all portfolio information to the Funds’ service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Funds’ custodian (Brown Brothers Harriman & Co.), Investment Advisor and Sub-Advisors, administrator/fund accountants (ALPS Fund Services, Inc.), independent registered public accounting firm (PricewaterhouseCoopers LLP), legal counsel (Dechert LLP), officers, and directors and each of their respective affiliates and advisors, who are subject to duties of confidentiality imposed by law and/or contract, including a duty not to trade on non-public information.

Analytical Information

The Funds or their duly authorized service providers may distribute the following information concerning each Fund’s portfolio before disclosure of all portfolio holdings is made as discussed above, provided that the information has been publicly disclosed (via the Funds’ website or otherwise):

•	Top Twenty-five Holdings. Top twenty-five holdings and the total percentage of the Fund such aggregate holdings represent.

•	Sector Holdings. Sector information and the total percentage of the Fund held in each sector.

•	Other Portfolio Characteristic Data. Any other analytical data that does not identify any specific portfolio holding.

Press Interviews, Broker Discussions, etc.

Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with these Disclosure Policies. For example, a portfolio manager discussing a particular Fund may indicate that he or she likes and/or owns for the Fund a security only if the Fund’s ownership of such security has previously been publicly disclosed (and the statement is otherwise accurate and not misleading).

Trading Desk Reports

The trading desks of the Funds’ Investment Advisor or Sub-Advisors may periodically distribute lists of applicable investments held by their clients (including the Funds) for the purpose of facilitating efficient trading of such investments and receipt of relevant research.

Research Coverage

The Funds’ Investment Advisor or Sub-Advisors may periodically distribute a list of the issuers and securities that are covered by their research department as of a particular date. The list of issuers and securities may represent securities currently held by the Funds and securities which may be purchased for the Funds. In no case will a list specifically identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.

Conflicts of Interest

Whenever portfolio holdings disclosure made pursuant to the Disclosure Policies involves a conflict of interest between the Funds’ shareholders and the Funds’ Investment Advisor, Sub-Advisors, Distributor or any affiliated person of the Funds, the disclosure may not be made unless a majority of the Independent Trustees or a majority of a Board committee consisting solely of Independent Trustees approves such disclosure after considering the best interests of shareholders and potential conflicts in making such disclosures. The Funds, the Funds’ Investment Advisor and Sub-Advisors will not enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

Forward Management serves as the Investment Advisor to each of the Forward Funds. Forward Management has the authority to manage the Funds in accordance with the investment objective, policies, and restrictions of the Funds and subject to general supervision of the Trust’s Board of Trustees. Forward Management also has the authority to engage the services of different sub-advisors with the approval of the Trustees of each of the Funds and each Fund’s shareholders. Forward Management also provides the Funds with ongoing management supervision and policy direction.

Forward Management is a registered investment advisor under the Investment Advisers Act of 1940 (“Advisers Act”). Forward Management supervises the activities of each Sub-Advisor and manages the assets of certain of portfolios of the Trust directly, without the use of a sub-advisor. Forward Management is located at 433 California Street, 11th Floor, San Francisco, California 94104. Forward Management’s ownership interests are held approximately as follows: Gordon P. Getty, Chairman of the Board (35%); ReFlow Forward Holding Company, an entity controlled by Mr. Getty (35%); management and employees (26%); and unaffiliated outsider investors (4%). As of December 31, 2009, Forward Management had approximately $5.4 billion of assets under management.

Forward Management has delegated to the Sub-Advisors the authority to manage each Fund, other than with regard to the Allocation Funds, Forward Frontier Markets Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward Strategic Alternatives Fund, Forward Strategic Realty Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward Emerging Markets Fund (collectively, the “Forward Management Directly Advised Funds”). Forward Management has managed the following Funds since inception: Forward Frontier Markets Fund, Forward International Fixed Income Fund, Forward Large Cap Equity Fund, Forward Legato Fund, Forward Long/Short Credit Analysis Fund, and Forward Tactical Growth Fund. Forward Management has managed the following Funds since September 1998: Forward Small Cap Equity Fund, Forward International Dividend Fund, and Forward Real Estate Fund. On December 23, 2003, Forward Management replaced Pictet International Management Limited as Investment Advisor to the Forward International Small Companies Fund. On September 17, 2004, Forward Management replaced Pictet International Management Limited as Investment Advisor to the Forward Emerging Markets Fund. On May 1, 2005, Forward Management replaced Emerald Advisers, Inc. as Investment Advisor to the Forward Banking and Finance Fund, and Forward Growth Fund. Forward Management has managed the cash portion of the Forward Emerging Markets Fund since August 1, 2009.

On September 1, 2008, Forward Management replaced Accessor Capital Management LP (“Accessor Capital”) as Investment Advisor to the Allocation Funds, Forward Large Cap Growth Fund, Forward Small to Mid Cap Fund, Forward Large Cap Value Fund, Forward International Equity Fund, Forward High Yield Bond Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward U.S. Government Money Fund, and Forward Strategic Alternatives Fund.

On June 12, 2009, Forward Management replaced Kensington Investment Group, Inc. (“Kensington Investment Group”) as Investment Advisor to the Forward Select Income Fund, Forward Strategic Realty Fund, Forward Global Infrastructure Fund, and Forward International Real Estate Fund.

The thirty-three portfolios of the Trust are Forward Management’s principal investment advisory clients. Daily investment decisions are made by Forward Management for the Forward Management Directly Advised Funds, and by the Sub-Advisors for each other Fund. Certain information regarding Forward Management is described above, and certain information regarding each of the Sub-Advisors is described below.

Hiring Sub-Advisors without Shareholder Approval

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees of the Trust, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for each of the Funds (except the Forward Banking and Finance Fund and Forward Growth Fund) without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

Sub-Advisors

Forward Emerging Markets Fund, Forward International Small Companies Fund

Forward Management has engaged the services of Pictet Asset Management Limited (“PAM Ltd”), which is part of Pictet Asset Management (“PAM”), to act as sub-advisor for the Forward International Small Companies Fund and with regard to the non-cash portion of the Forward Emerging Markets Fund. PAM Ltd’s address is Moor House, 120 London Wall, London, EC2Y 5ET, United Kingdom. PAM Ltd is both registered with the SEC under the Advisers Act and authorized and regulated by the Financial Services Authority in the United Kingdom. PAM was established in 1980 and is the institutional business division of Pictet & Cie which includes all of the operating subsidiaries and divisions of Pictet & Cie that carry on institutional asset management. As of December 31, 2009, PAM had approximately $122.5 billion of assets under management, and Pictet & Cie had approximately $243.6 billion of assets under management and administration for institutional and private clients. The cash portion of the Forward Emerging Markets Fund’s portfolio is managed directly by Forward Management. Forward Management is discussed above.

Forward Growth Fund, Forward Banking and Finance Fund

Forward Management has engaged the services of Emerald Mutual Fund Advisers Trust (“Emerald”) to act as sub-advisor to the Forward Growth Fund and Forward Banking and Finance Fund. Emerald is located at 1703 Oregon Pike, Suite 101, Lancaster, Pennsylvania 17601. Emerald was formed on March 17, 2005, and is registered with the SEC under the Advisers Act. Emerald is a wholly owned subsidiary of Emerald Advisers, Inc., the former investment advisor to these Funds, and is located at the same address as that of Emerald. Emerald offers investment management advice and confines its activities to the maintenance, administration and management of intangible investments and activities of regulated investment companies. As of December 31, 2009, Emerald Advisers, Inc. had approximately $2.1 billion in assets under management.

Forward High Yield Bond Fund

Forward Management has engaged the services of First Western Investment Management, Inc. (“First Western”) to act as sub-advisor to the Forward High Yield Bond Fund. First Western is located at 1900 Avenue of the Stars, Suite 900, Los Angeles, California 90067. First Western is registered with the SEC under the Advisers Act. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. First Western is the principal investment advisory subsidiary of First Western Financial, Inc. First Western has approximately $1.33 billion of assets under management as of December 31, 2009 and First Western Financial, Inc. has approximately $2.9 billion of assets under management as of December 31, 2009.

Forward International Equity Fund

Forward Management has engaged the services of Lazard Asset Management LLC (“Lazard”) to act as sub-advisor to the Forward International Equity Fund. Lazard is located at 30 Rockefeller Plaza, New York, NY 10112. Lazard is a subsidiary of Lazard Freres & Co., LLC, a global investment bank. Lazard is registered with the SEC under the Advisers Act and manages investments for corporations, endowments, public and private pension funds, individuals, private investment funds and mutual funds. Lazard has $116.5 billion in assets under management as of December 31, 2009.

Forward International Fixed Income Fund

Forward Management has engaged the services of Pictet Asset Management SA (“PAM SA”) to act as sub-advisor for the Forward International Fixed Income Fund. PAM SA is located at Route des Acacias 60, 1211 Geneva 73, Switzerland. PAM SA is registered with the SEC under the Advisers Act and also is registered with the Swiss Federal Banking Commission as a securities dealer. PAM SA was established in 2005 and is part of PAM, which is the institutional business division of Pictet & Cie. PAM SA manages a wide range of fixed income portfolios, mainly for European mutual funds and segregated clients. As of December 31, 2009, PAM had approximately $122.5 billion of assets under management. As of December 31, 2009, Pictet & Cie had approximately $243.6 billion of assets under management and administration for institutional and private clients.

Forward Investment Grade Fixed-Income Fund

Forward Management has engaged the services of Pacific Investment Management Company LLC (“PIMCO”) to act as sub-advisor for the Forward Investment Grade Fixed-Income Fund. PIMCO is located at 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660. PIMCO is an investment management firm founded in 1971. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”) with a minority interest held by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. AGI LP was organized as a limited partnership under Delaware law in 1987. AGI LP’s sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited liability company whose sole member is Allianz Global Investors U.S. Holding LLC, a Delaware limited liability company. The sole member of Allianz Global Investors U.S. Holding LLC is Allianz Global Investors of America LLC. Allianz Global Investors of America LLC has two members, Allianz of America, Inc., a Delaware corporation which owns a 99.9% non-managing interest and Allianz Global Investors of America Holdings Inc., a Delaware corporation which owns a 0.1% managing interest. Allianz Global Investors of America Holdings Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft. Allianz Global Investors Aktiengesellschaft is owned 25.53% by Allianz-Argos 6 Vermogensverwaltungsgesellschaft mbH and 74.47% by Allianz Societas Europaea (“Allianz SE”). Allianz-Argos 6 Vermogensverwaltungsgesellschaft is wholly-owned by Allianz Finanzbeteiligungs GmbH which is wholly owned by Allianz SE. Allianz of America, Inc. is wholly-owned by Allianz SE. Allianz SE indirectly holds a controlling interest in Allianz Global Investors of America L.P. Allianz SE is a European-based, multinational insurance and financial services holding company. As of December 31, 2009, PIMCO and its global affiliates had approximately $1.0 trillion in assets under management.

Forward Large Cap Growth Fund

Forward Management has engaged the services of Smith Asset Management Group, LP (“Smith Group”) to act as sub-advisor for the Forward Large Cap Growth Fund. Smith Group is located at 100 Crescent Court, Suite 1150, Dallas, TX 75201. Smith Group, which was founded is 1995, whose General Partner owns the majority of voting securities of Smith Group and is registered with the SEC under the Advisers Act. The General Partner is Dallas Advisors, LLC. Limited partners are: Smith Group Employee Partners, LLC and Smith Group Employee Partners II, LLC. Smith Group has approximately $3.0 billion in assets under management as of December 31, 2009.

Forward Large Cap Value Fund

Forward Management has engaged the services of Acadian Asset Management LLC (“Acadian”) to act as sub-advisor for the Forward Large Cap Value Fund. Acadian is located at One Post Office Square, 20th Floor, Boston, MA 02109. Acadian is registered with the SEC under the Advisers Act and is a subsidiary of Old Mutual Asset Managers (US) LLC (“OMAM”), which is an indirectly wholly owned subsidiary of Old Mutual plc, a UK-listed financial services company. Old Mutual Asset Managers (US) owns 100% of the class A (voting) shares of Acadian. Ownership of the class B shares, which provide financial participation in the profitability of the firm, are divided, with just over 71% owned by Old Mutual and the remainder owned by a Key Employee Limited Partnership composed of Acadian employees and consultants who were given the chance to participate when the new plan was offered. As of December 31, 2009, Acadian managed discretionary assets of approximately $49 billion.

Forward Legato Fund

Forward Management has engaged the services of Netols Asset Management Inc. (“NAM”) to act as sub-advisor for a portion of the Forward Legato Fund’s portfolio. NAM is located at 1045 West Glen Oaks Lane, Suite 202, Mequon, WI 53092. NAM is registered with the SEC under the Advisers Act. NAM was founded in September 2000. Jeffrey Netols is a control person of NAM. As of December 31, 2009, Mr. Netols owned 100% of NAM. As of December 31, 2009, NAM had assets under management of $924.2 million.

Forward Management has engaged the services of Conestoga Capital Advisors, LLC (“CCA”) to act as sub-advisor for a portion of the Forward Legato Fund’s portfolio. CCA is located at 259 N. Radnor-Chester Road, Suite 120, Radnor, PA 19087. CCA is registered with the SEC under the Advisers Act. CCA was founded in March 2001. As of December 31, 2009, William C. Martindale, Jr. owned 34.7% and Robert M. Mitchell owned 26.2% of CCA. As of December 31, 2009, CCA had assets under management of $345.4 million.

Forward Management has engaged the services of Riverbridge Partners, LLC (“Riverbridge”) to act as sub-advisor for a portion of the Forward Legato Fund’s portfolio. Riverbridge is located at 801 Nicollet Mall, Suite 600, Minneapolis, MN 55402. Riverbridge is registered with the SEC under the Advisers Act. Riverbridge was founded in July of 1987. As of December 31, 2009, no entity or individual owned 25% or more of Riverbridge. As of December 31, 2009, Riverbridge had assets under management of $1.73 billion.

Forward Long/Short Credit Analysis Fund

Forward Management has engaged the services of Cedar Ridge Partners, LLC (“Cedar Ridge”), to act as sub-advisor for the Forward Long/Short Credit Analysis Fund. Cedar Ridge is located at 45 East Putnam Avenue, Suite 124, Greenwich, CT 06830. Cedar Ridge was established in March 2004 and is registered with the SEC under the Advisers Act. As of December 31, 2009, founder Alan E. Hart owned 38.1%, Guy J. Benstead, as trustee for the Guy and Kelly Benstead Family Trust, owned 38.1% of Cedar Ridge and Jeffery M. Hudson owned 15%, and BLS Investments owned 5.0% with the balance owned by other family entities. As of December 31, 2009, Cedar Ridge had assets under management of $169.7 million

Forward Mortgage Securities Fund

Forward Management has engaged the services of BlackRock Financial Management, Inc. (“BlackRock”) to act as sub-advisor for the Forward Mortgage Securities Fund. BlackRock is located at 40 E. 52nd Street, New York, NY 10022. BlackRock is a wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is independent in ownership and governance, with no single majority stockholder and a majority of independent directors and is registered with the SEC under the Advisers Act. At December 31, 2009, Bank of America owns approximately 34.2% of BlackRock, PNC owns approximately 24.5%, Barclays owns approximately 19.8%, and institutional investors, employees and the public own approximately 21.5%. The approximate breakdown for voting common stock is as follows: Bank of America owns 3.7%, PNC owns 35.2%, Barclays owns 4.8%, and institutional investors, employees and the public own 56.3%. Together with its affiliates, BlackRock serves as investment advisor to fixed income, equity and liquidity investors in the United States and overseas through funds and institutional accounts with combined total assets at December 31, 2009, of approximately $3.35 trillion.

Forward Small Cap Equity Fund

Forward Management has engaged the services of Hoover Investment Management Co., LLC (“Hoover”) to act as sub-advisor for the Forward Small Cap Equity Fund. Hoover is located at 600 California Street, Suite 550, San Francisco, California 94108. Hoover is registered with the SEC under the Advisers Act and formed in 1997 to provide asset management services to pension plans, endowments, foundations and high net worth individuals. As of December 31, 2009, Irene Hoover, CFA and managing member and founder of Hoover, owns 79% of Hoover. As of December 31, 2009, Hoover had assets of approximately $1.2 billion under management.

Forward Small to Mid Cap Fund

Forward Management has engaged the services of Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) to act as sub-advisor for the Forward Small to Mid Cap Fund. LA Capital is located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025. LA Capital is registered with the SEC under the Advisers Act. As of December 31, 2009, LA Capital managed approximately $6.0 billion in assets.

Forward Tactical Growth Fund

Forward Management has engaged the services of Broadmark Asset Management, LLC (“Broadmark”) to act as sub-advisor for the Forward Tactical Growth Fund. Broadmark is located at 12 East 52nd Street, 3rd Floor, New York, New York 10022. Broadmark is registered with the SEC under the Advisers Act. As of December 31, 2009, Forward Management owned 21.42% of the outstanding voting securities of Broadmark, contributed over 40% of the capital of Broadmark, was entitled to a substantial preferred share of certain advisory revenues, had the right to a substantial liquidation interest, had the right to approve certain business activities, and had the right to appoint 1/3 of the members of Broadmark’s Board of Managers, and considers itself to be a control person of Broadmark for purposes of the 1940 Act. As of December 31, 2009, Broadmark had assets under management of approximately $600 million.

The Forward Management Directly Advised Funds

The portfolios of the Forward Management Directly Advised Funds are managed directly by Forward Management. Forward Management is discussed above.

Investment Management and Sub-Advisory Agreements

Each Fund pays an investment advisory fee, which is computed daily and paid monthly, at the following annual rates based on the average daily net assets of the respective funds:

Fund	Advisory Fee
Forward Aggressive Growth Allocation Fund	0.10%
Forward Balanced Allocation Fund	0.10%
Forward Banking and Finance Fund	1.00% up to and including $100 million 0.90% over $100 million
Forward Emerging Markets Fund	1.25% up to and including $500 million 1.20% over $500 million up to and including $1 billion 1.15% over $1 billion
Forward Frontiers Markets Fund	0.85%
Forward Global Infrastructure Fund	0.90%

Forward Growth & Income Allocation Fund	0.10%
Forward Growth Allocation Fund	0.10%
Forward Growth Fund	0.75% up to and including $250 million 0.65% over $250 million up to and including $500 million 0.55% over $500 million up to and including $750 million 0.45% over $750 million
Forward High Yield Bond Fund	0.36%
Forward Income & Growth Allocation Fund	0.10%
Forward Income Allocation Fund	0.10%
Forward International Dividend Fund	0.85% up to and including $250 million 0.75% over $250 million up to and including $1 billion 0.65% over $1 billion
Forward International Equity Fund	0.55%
Forward International Fixed Income Fund	0.70% up to and including $500 million 0.64% over $500 million up to and including $1 billion 0.58% over $1 billion up to and including $5 billion 0.52% over $5 billion
Forward International Real Estate Fund	1.00%
Forward International Small Companies Fund	1.00% up to and including $1 billion 0.95% over $1 billion
Forward Investment Grade Fixed-Income Fund	0.33%
Forward Large Cap Equity Fund	0.80% up to and including $500 million 0.725% over $500 million up to and including $1 billion 0.675% over $1 billion
Forward Large Cap Growth Fund	0.45%
Forward Large Cap Value Fund	0.45%
Forward Legato Fund	1.00% up to and including $500 million 0.85% over $500 million
Forward Long/Short Credit Analysis Fund	1.50%
Forward Mortgage Securities Fund	0.36%
Forward Real Estate Fund	0.85% up to and including $100 million 0.80% over $100 million up to and including $500 million 0.70% over $500 million
Forward Select Income Fund	1.00%
Forward Small Cap Equity Fund	1.05% up to and including $500 million 1.00% over $500 million
Forward Small to Mid Cap Fund	0.60%
Forward Strategic Alternatives Fund	0.70%
Forward Strategic Realty Fund	1.00%
Forward Tactical Growth Fund	1.25%
Forward U.S. Government Money Fund	0.08%

From time to time, the Investment Advisor may waive receipt of its fees and/or voluntarily assume certain Fund expenses, which would have the effect of reducing a Fund’s expense ratio and increasing returns to shareholders at the time such amounts are waived or assumed, as the case may be. Each class of shares of the Funds pays its respective pro rata portion of the advisory fees payable by the Funds.

The Allocation Funds bear their pro rata portion of the fees and expenses of the underlying Funds in which the Allocation Funds invest, including the investment advisory fees described below. The Trust has obtained an exemptive order from the SEC that allows the Allocation Funds to enter into an agreement with the underlying Funds in which they invest under which such underlying Funds will bear certain of the Allocation Funds’ expenses (other than the Allocation Funds’ direct management fees, distribution and service fees and administrative services fees) to the extent that such underlying Funds derive financial and other benefits as a result of investments from the Allocation Funds.

Under the terms of the investment advisory contract between the Trust and the Investment Advisor (the “Investment Management Agreement”), the Investment Advisor provides a program of continuous investment management for the Funds with regard to the Funds’ investment of their assets in accordance with the Funds’ investment objectives, policies and limitations. In providing investment management services to each Fund, the Investment Advisor will: (a) make investment decisions for the Funds, including, but not limited to, the selection and management of investment sub-advisors for the Funds, in which case any of the duties of the Investment Advisor under the Investment Management Agreement may be delegated to such investment sub-advisors subject to approval by the Board of Trustees; (b) if investment sub-advisors are appointed with respect to the Funds, monitor and evaluate the performance of the investment sub-advisors under their respective sub-advisory agreements in light of the investment objectives and policies of the respective Fund, and render to the Trustees such periodic and special reports related to such performance monitoring as the Trustees may reasonably request, and analyze and recommend changes in investment sub-advisors as the Investment Advisor may deem appropriate; (c) place orders to purchase and sell investments in the Funds; (d) furnish to the Funds the services of its employees and agents in the management and conduct of the corporate business and affairs of the Funds; (e) if requested, and subject to certain reimbursement provisions of the Investment Management Agreement with respect to the Chief Compliance Officer of the Trust, provide the services of its officers as officers or administrative executives of the Funds of the Trust who are “interested persons” of the Trust or its affiliates, as that term is defined in the 1940 Act, subject in each case to their individual consent to serve and to applicable legal limitations; and (f) provide office space, secretarial and clerical services and wire and telephone services (not including toll charges, which will be reimbursed by the Funds), and monitor and review Fund contracted services and expenditures pursuant to the distribution and service plans of the Funds. Under the Investment Management Agreement, the Investment Advisor is also authorized to enter into brokerage transactions, including with brokers affiliated with the Investment Advisor, with respect to each Fund’s portfolio securities, always subject to best execution. The Investment Management Agreement authorizes each Fund to use soft dollars to obtain research reports and services and to use directed brokerage on behalf of the Fund, however the Investment Advisor reviews such transactions on a quarterly basis. The Investment Advisor may also aggregate sales and purchase orders of securities held in a Fund with similar orders being made simultaneously for other accounts managed by the Investment Advisor or with accounts of the Investment Advisor’s affiliates, if in the Investment Advisor’s reasonable judgment such aggregation shall result in an overall economic benefit to the respective Fund.

The Investment Advisor compensates the Sub-Advisors for the Forward Banking and Finance Fund, Forward Emerging Markets Fund (non-cash portion), Forward Growth Fund, Forward International Fixed Income Fund, Forward International Small Companies Fund, Forward Legato Fund, Forward Long/Short Credit Analysis Fund, Forward Small Cap Equity Fund and Forward Tactical Growth Fund out of the Investment Advisor’s revenues. The Sub-Advisors for the Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Mortgage Securities Fund and Forward Small to Mid Cap Fund are compensated directly by the Trust on behalf of the Fund. Forward Management retains the entire fee for, and does not pay a sub-advisory fee with respect to, each of the Forward Management Directly Advised Funds. All fees paid to the Investment Advisor or Sub-Advisor, as applicable, by the Funds are computed and accrued daily and paid monthly based on the net asset value of shares of the respective Funds.

The following table describes the advisory fees paid by each operational Fund to Forward Management and Sub-Advisor, as applicable, and the fee(s) waived by Forward Management for the last three fiscal years ended December 31. Before the Predecessor Accessor Funds were reorganized into series of the Trust effective September 1, 2008, investment advisory services for the Predecessor Accessor Funds were provided by Accessor Capital. Before the Predecessor Kensington Funds were reorganized into the series of the Trust effective June 12, 2009, investment advisory services for the Predecessor Kensington Funds were provided by Kensington Investment Group. The following table includes the advisory fees paid by the Predecessor Accessor Funds and Predecessor Kensington Funds to Accessor Capital and Kensington Investment Group, respectively, and the fee(s) waived by Accessor Capital and the Kensington Investment Group for the last three fiscal years ended December 31.

	Gross Advisory Fees paid by Fund	Fees Waived by Forward Management	Net Advisory Fees Paid
Fiscal Year Ended December 31, 2009
Forward Aggressive Growth Allocation Fund	$49,363	$(35,764)	$13,599
Forward Balanced Allocation Fund	$109,399	$(79,120)	$30,279
Forward Banking and Finance Fund	$521,308	$0	$521,308
Forward Emerging Markets Fund	$2,370,103	$(302,299)	$2,067,804
Forward Frontier Markets Fund	$230,197	$0	$230,197
Forward Global Infrastructure Fund(1)	$1,237,191	$(108,264)	$1,128,927
Forward Growth & Income Allocation Fund	$105,129	$(74,382)	$30,747
Forward Growth Allocation Fund	$101,731	$(72,511)	$29,220
Forward Growth Fund	$741,073	$(92,999)	$648,074
Forward High Yield Bond Fund	$557,848	$0	$557,848
Forward Income & Growth Allocation Fund	$43,832	$(32,139)	$11,693
Forward Income Allocation Fund	$18,602	$(13,078)	$5,524
Forward International Dividend Fund	$145,595	$(74,368)	$71,227

Forward International Equity Fund	$950,775	$0	$950,775
Forward International Fixed Income Fund	$172,642	$(35,552)	$137,090
Forward International Real Estate Fund(1)	$547,919	$(147,988)	$399,931
Forward International Small Companies Fund	$4,815,952	$0	$4,815,952
Forward Investment Grade Fixed-Income Fund	$486,571	$0	$486,571
Forward Large Cap Equity Fund	$103,794	$(71,860)	$31,934
Forward Large Cap Growth Fund	$529,487	$0	$529,487
Forward Large Cap Value Fund	$512,765	$0	$512,765
Forward Legato Fund	$87,199	$(34,698)	$52,501
Forward Long/Short Credit Analysis Fund	$753,937	$(143,240)	$610,697
Forward Mortgage Securities Fund	$363,514	$0	$363,514
Forward Real Estate Fund	$216,801	$(11,890)	$204,911
Forward Select Income Fund	$6,062,075	$0	$6,062,075
Forward Small Cap Equity Fund	$3,916,207	$0	$3,916,207
Forward Small to Mid Cap Fund	$1,610,899	$0	$1,610,899
Forward Strategic Alternatives Fund	$718,824	$0	$718,824
Forward Strategic Realty Fund	$37,237	$0	$37,237
Forward Tactical Growth Fund(2)	$371,235	$(2,845)	$368,390
Forward U.S. Government Money Fund	$687,427	$(60,000)	$627,427

Fiscal Year Ended December 31, 2008
Forward Aggressive Growth Allocation Fund	$64,436	$0	$64,436
Forward Balanced Allocation Fund	$116,769	$0	$116,769
Forward Banking and Finance Fund	$902,050	$0	$902,050
Forward Emerging Markets Fund	$1,255,015	$(378,868)	$876,147
Forward Frontier Markets Fund(3)	N/A	N/A	N/A
Forward Global Infrastructure Fund	$1,425,517	$(299,818)	$1,125,699
Forward Growth & Income Allocation Fund	$140,603	$0	$140,603
Forward Growth Allocation Fund	$132,083	$0	$132,083
Forward Growth Fund	$1,059,101	$0	$1,059,101
Forward High Yield Bond Fund	$407,485	$0	$407,485
Forward Income & Growth Allocation Fund	$41,181	$0	$41,181
Forward Income Allocation Fund	$18,596	$0	$18,596
Forward International Dividend Fund	$523,404	$(238,715)	$284,689
Forward International Equity Fund	$1,570,802	$0	$1,570,802
Forward International Fixed Income Fund	$180,733	$(65,565)	$115,168
Forward International Real Estate Fund	$1,795,394	$(177,874)	$1,617,520
Forward International Small Companies Fund	$6,769,979	$(155,518)	$6,614,461
Forward Investment Grade Fixed-Income Fund	$406,611	$0	$406,611
Forward Large Cap Equity Fund	$134,121	$(49,232)	$84,889
Forward Large Cap Growth Fund	$867,311	$0	$867,311
Forward Large Cap Value Fund	$760,850	$0	$760,850
Forward Legato Fund	$63,535	$(23,973)	$39,562
Forward Long/Short Credit Analysis Fund	$219,964	$(80,232)	$139,732
Forward Mortgage Securities Fund	$460,841	$0	$460,841
Forward Real Estate Fund	$303,340	$0	$303,340
Forward Select Income Fund	$4,745,605	$0	$4,745,605
Forward Small Cap Equity Fund	$5,111,615	$0	$5,111,615
Forward Small to Mid Cap Fund	$2,114,537	$0	$2,114,537
Forward Strategic Realty Fund	$279,549	$0	$279,549
Forward Strategic Alternatives Fund(4)	$634,492	$0	$634,492
Forward U.S. Government Money Fund	$963,659	$(189)	$963,470

Fiscal Year Ended December 31, 2007
Forward Aggressive Growth Allocation Fund	$76,014	$0	$76,014
Forward Balanced Allocation Fund	$118,611	$0	$118,611
Forward Banking and Finance Fund	$1,989,295	$0	$1,989,295
Forward Emerging Markets Fund	$855,746	$(270,816)	$584,930
Forward Global Infrastructure Fund(5)	$209,420	$(76,310)	$133,110
Forward Growth & Income Allocation Fund	$159,282	$0	$159,282
Forward Growth Allocation Fund	$148,803	$0	$148,803
Forward Growth Fund	$1,457,638	$0	$1,457,638
Forward High Yield Bond Fund	$462,932	$0	$462,932
Forward Income & Growth Allocation Fund	$37,150	$0	$37,150
Forward Income Allocation Fund	$18,364	$0	$18,364
Forward International Dividend Fund	$530,832	$(142,392)	$388,440
Forward International Equity Fund	$2,348,353	$0	$2,348,353
Forward International Fixed Income Fund(6)	$40,775	$(24,240)	$16,535
Forward International Real Estate Fund	$2,594,473	$0	$2,594,473
Forward International Small Companies Fund	$8,785,526	$(234,684)	$8,550,842
Forward Investment Grade Fixed-Income Fund	$270,275	$0	$270,275

Forward Large Cap Equity Fund(7)	$130,739	$(87,975)	$42,764
Forward Large Cap Growth Fund	$1,456,184	$0	$1,456,184
Forward Large Cap Value Fund	$1,044,245	$0	$1,044,245
Forward Legato Fund	$84,771	$(22,913)	$61,858
Forward Long/Short Credit Analysis Fund(8)	$109,766	$(67,674)	$42,092
Forward Mortgage Securities Fund	$329,684	$0	$329,684
Forward Real Estate Fund	$425,061	$0	$425,061
Forward Select Income Fund	$7,297,053	$0	$7,297,053
Forward Small Cap Equity Fund	$6,119,131	$0	$6,119,131
Forward Small to Mid Cap Fund	$3,119,949	$0	$3,119,949
Forward Strategic Realty Fund	$6,319,178	$0	$6,319,178
Forward U.S. Government Money Fund	$1,066,912	$(2,373)	$1,064,539

(1)

The Funds have agreed to repay Forward Management for amounts waived or reimbursed by the Kensington Investment Group pursuant to an expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses to exceed the agreed limits and the repayment is made within three years after the year in which the Kensington Investment Group incurred the expense. As of December 31, 2009, the amounts remaining available for reimbursement to Forward Management were $455,733 and $722,582 for Forward Global Infrastructure Fund and Forward International Real Estate Fund, respectively.

(2)	The Forward Tactical Growth Fund commenced operations on September 14, 2009.
(3)	The Forward Frontier Markets Fund commenced operations on December 31, 2008.
(4)	The Forward Strategic Alternatives Fund commenced operations on January 29, 2008.
(5)	The Forward Global Infrastructure Fund commenced operations on June 29, 2007.
(6)	The Forward International Fixed Income Fund commenced operations on October 9, 2007.
(7)	Forward Management reimbursed expenses for the fiscal year ended December 31, 2007 for the Forward Large Cap Equity Fund in the amount of $3,536.
(8)	The Forward Long/Short Credit Analysis Fund commenced operations on January 3, 2007.

For the services provided pursuant to the Sub-Advisory Agreements with Forward Management, the Sub-Advisors for the Forward Banking and Finance Fund, Forward Emerging Markets Fund (non-cash portion), Forward Growth Fund, Forward International Fixed Income Fund, Forward International Small Companies Fund, Forward Legato Fund, Forward Long/Short Credit Analysis Fund, Forward Small Cap Equity Fund, and Forward Tactical Growth Fund are paid an annual fee from Forward Management; and the Sub-Advisors for the Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Mortgage Securities Fund, and Forward Small to Mid Cap Fund are paid an annual fee from the Trust on behalf of the Fund. The following table sets forth the annual rates paid to the Sub-Advisors pursuant to the Sub-Advisory Agreements (based on the average daily net assets of the respective Fund).

Fund	Sub-Advisory Fee
Forward Banking and Finance Fund	0.65% through $100 million 0.55% over $100 million
Forward Emerging Markets Fund	0.80% through $250 million 0.75% over $250 million
Forward Growth Fund	0.40% through $250 million 0.30% over $250 million through $500 million 0.20% over $500 million through $750 million 0.10% over $750 million
Forward High Yield Bond Fund	0.25%
Forward International Equity Fund	0.45% on assets up to $500 million 0.425% on assets over $500 million up to $1 billion 0.40% on assets over $1 billion
Forward International Fixed Income Fund	0.35% through $500 million 0.32% over $500 million through $1 billion 0.29% over $1 billion through $5 billion 0.26% over $5 billion
Forward International Small Companies Fund	0.60%
Forward Investment Grade Fixed-Income Fund	0.25%
Forward Large Cap Growth Fund(1)	0.25%
Forward Large Cap Value Fund(1)	0.25%
Forward Legato Fund(2)	0.60%
Forward Long/Short Credit Analysis Fund	1.00%

Forward Mortgage Securities Fund	0.25% on assets up to $100 million 0.20% on assets over $100 million up to $200 million 0.15% on assets over $200 million
Forward Small Cap Equity Fund	0.70% through $100 million 0.55% over $100 million
Forward Small to Mid Cap Fund	0.40%
Forward Tactical Growth Fund	0.70%

(1)

The Sub-Advisors for the Forward Large Cap Growth Fund and Forward Large Cap Value Fund are compensated based on their performance and each Sub-Advisory Agreement contains a fulcrum fee arrangement (as described below).

(2)	In the case of the Forward Legato Fund, the fee each Sub-Advisor receives from Forward Management is based on the average daily net assets of the Fund allocated to the Sub-Advisor.

The Sub-Advisors for the Forward Large Cap Growth Fund and Forward Large Cap Value Fund are compensated based on their performance and each Sub-Advisory Agreement contains a fulcrum fee arrangement. A fulcrum fee has two parts: a base fee and a performance fee. In a typical fulcrum fee arrangement, the base fee is the predetermined rate at which the sub-advisor is paid when its net performance is in line with that of the fund’s benchmark. The base fee is adjusted up or down by the performance fee, which is derived by comparing net fund performance versus that of the fund’s benchmark over a rolling twelve-month period, in accordance with predetermined rates of adjustment. In a fulcrum fee arrangement, a sub-advisor is rewarded for outperformance or penalized for underperformance in equal measure. Depending on a fund’s net performance versus its benchmark, the sub-advisor will receive a fee adjustment in accordance with a formula that equates a percentage of out or underperformance to a percentage of fee increases or decreases, respectively. This formula has matching maximum and minimum ranges in which the fees can be adjusted. Also typical of most fulcrum fee arrangements is that there is no adjustment to the base fee in the first twelve months. In addition, most fulcrum fees employ a “null zone” around the base fee, whereby very small differences in performance versus the benchmark will not trigger a fee increase or decrease. The basic idea of a fulcrum fee is that when fund performance is bad, the sub-advisor should sacrifice some of its fee, and when fund performance is good, the fee will increase while still permitting shareholders to reap most of the profit.

Under a fulcrum fee arrangement, it is possible that a fund could pay a sub-advisor more than the base fee, even though the performance of both the fund and the fund’s benchmark is negative. This situation may occur when the decline in the performance of the benchmark is greater than the decline in the fund’s net performance.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Management Agreement and investment sub-advisory contracts for the Funds is available in Forward Funds’ annual reports for the most recent fiscal year ended December 31, 2009.

As described in the prospectuses, the Investment Advisor has agreed to limit the total expenses of certain of the Funds through the dates indicated to the annual rates stated below. Pursuant to these agreements, each Fund will reimburse the Investment Advisor for any fee waivers or expense reimbursements made by the Investment Advisor, provided that any such reimbursements made by the Fund to the Investment Advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. There is no assurance that these expense limitations will be continued beyond the dates indicated.

Fund	Class	End Date	Expense Limit
Forward Emerging Markets Fund	Class C	April 30, 2011	2.39%
Forward Emerging Markets Fund	Class M	April 30, 2011	1.39%
Forward Emerging Markets Fund	Investor Class	April 30, 2011	1.79%
Forward Emerging Markets Fund	Institutional Class	April 30, 2011	1.39%
Forward Global Infrastructure Fund	Class A	June 30, 2011	1.50%
Forward Global Infrastructure Fund	Class B	June 30, 2011	2.25%
Forward Global Infrastructure Fund	Class C	June 30, 2011	2.25%
Forward Global Infrastructure Fund	Class M	June 30, 2011	1.25%
Forward Global Infrastructure Fund	Investor Class	June 30, 2011	1.65%
Forward Global Infrastructure Fund	Institutional Class	June 30, 2011	1.25%
Forward Growth Fund	Class A	April 30, 2011	1.29%
Forward Growth Fund	Class C	April 30, 2011	1.94%
Forward Growth Fund	Investor Class	April 30, 2011	1.34%
Forward Growth Fund	Institutional Class	April 30, 2011	0.99%
Forward International Dividend Fund	Class A	April 30, 2011	1.75%
Forward International Dividend Fund	Class C	April 30, 2011	2.20%

Forward International Dividend Fund	Investor Class	April 30, 2011	1.60%
Forward International Dividend Fund	Institutional Class	April 30, 2011	1.25%
Forward International Real Estate Fund	Class A	June 30, 2011	1.65%
Forward International Real Estate Fund	Class B	June 30, 2011	2.40%
Forward International Real Estate Fund	Class C	June 30, 2011	2.40%
Forward International Real Estate Fund	Investor Class	June 30, 2011	1.80%
Forward International Real Estate Fund	Institutional Class	June 30, 2011	1.40%
Forward International Fixed Income Fund	Class C	April 30, 2011	1.94%
Forward International Fixed Income Fund	Investor Class	April 30, 2011	1.39%
Forward International Fixed Income Fund	Institutional Class	April 30, 2011	0.99%
Forward Large Cap Equity Fund	Class A	April 30, 2011	1.49%
Forward Large Cap Equity Fund	Class C	April 30, 2011	1.94%
Forward Large Cap Equity Fund	Investor Class	April 30, 2011	1.34%
Forward Large Cap Equity Fund	Institutional Class	April 30, 2011	0.99%
Forward Legato Fund	Class A	April 30, 2011	1.86%
Forward Legato Fund	Class C	April 30, 2011	2.31%
Forward Legato Fund	Investor Class	April 30, 2011	1.71%
Forward Legato Fund	Institutional Class	April 30, 2011	1.36%
Forward Long/Short Credit Analysis Fund	Class C	April 30, 2011	2.59%
Forward Long/Short Credit Analysis Fund	Class M	April 30, 2011	1.64%
Forward Long/Short Credit Analysis Fund	Investor Class	April 30, 2011	1.99%
Forward Long/Short Credit Analysis Fund	Institutional Class	April 30, 2011	1.64%
Forward Real Estate Fund	Class A	June 30, 2011	1.45%
Forward Real Estate Fund	Class C	June 30, 2011	2.20%
Forward Real Estate Fund	Investor Class	June 30, 2011	1.60%
Forward Real Estate Fund	Institutional Class	June 30, 2011	1.20%
Forward Select Income Fund	Class A	June 30, 2011	1.60%
Forward Select Income Fund	Class B	June 30, 2011	2.35%
Forward Select Income Fund	Class C	June 30, 2011	2.35%
Forward Select Income Fund	Class M	June 30, 2011	1.35%
Forward Select Income Fund	Investor Class	June 30, 2011	1.75%
Forward Select Income Fund	Institutional Class	June 30, 2011	1.35%
Forward Strategic Realty Fund	Class A	June 30, 2011	2.15%
Forward Strategic Realty Fund	Class B	June 30, 2011	2.90%
Forward Strategic Realty Fund	Class C	June 30, 2011	2.90%
Forward Strategic Realty Fund	Investor Class	June 30, 2011	2.30%
Forward Strategic Realty Fund	Institutional Class	June 30, 2011	1.90%
Forward Tactical Growth Fund	Class A	April 30, 2011	2.09%
Forward Tactical Growth Fund	Class C	April 30, 2011	2.54%
Forward Tactical Growth Fund	Class M	April 30, 2011	1.59%
Forward Tactical Growth Fund	Investor Class	April 30, 2011	1.94%
Forward Tactical Growth Fund	Institutional Class	April 30, 2011	1.59%

With respect to the Forward Legato Fund and Forward Long/Short Credit Analysis Fund, each Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Investment Advisor in amounts necessary to limit the Fund’s operating expenses to the annual rate stated in the prospectus, provided that the net minimum sub-advisory fee payable will be half of the fee otherwise payable to the Sub-Advisor. With respect to the Forward Emerging Markets Fund, the Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Investment Advisor in amounts necessary to limit the Fund’s operating expenses to the annual rate stated in the prospectus, provided that the net minimum sub-advisory fee payable to the Sub-Advisor will be 0.30%. With respect to the Forward International Fixed Income Fund, the Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Investment Advisor in amounts necessary to limit the Fund’s operating expenses to the annual rate stated in the prospectus, provided that the net minimum sub-advisory fee payable to the Sub-Advisor will be 0.28%. With respect to the Forward Tactical Growth Fund and Forward Growth Fund, the Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Investment Advisor in amounts necessary to limit the Fund’s operating expenses to the annual rate stated in the prospectus.

Portfolio Managers

Acadian Asset Management LLC:

Forward Large Cap Value Fund

Acadian’s core equity investment team consists of 15 portfolio managers with an average of 19 years of investment experience. Each account is assigned a lead manager to monitor adherence to client-specific investment objectives. While the lead manager on an account is responsible for ensuring that the portfolio continually reflects the client’s goals and adheres to guidelines, every client portfolio is reviewed and monitored by multiple members of the investment team. Constantine Papageorgiou is the lead manager of the Forward Large Cap Value Fund. Qi Zeng is the back-up portfolio manager. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Papargeorgiou and Ms. Zeng managed as of December 31, 2009:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	10	$3,000.0	2	$1,400.0
Other pooled investment vehicles	64	$9,300.0	6	$720.0
Other accounts	180	$36,900.0	29	$9,500.0

A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, they may track the same benchmarks or indexes as the Fund tracks, and they may sell securities that are eligible to beheld, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse affect on the value of the holdings within another account, including the subject Fund. To address and manage these potential conflicts of interest, Acadian has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance Team.

Compensation structure varies among professionals, although the basic package involves a generous base salary, strong bonus potential, profit sharing potential, various fringe benefits, and, among the majority of senior investment professionals and certain other key employees, equity ownership in the firm as part of the Acadian Key Employee Limited Partnership (KELP).

Compensation is highly incentive-driven, with Acadian paying up to and sometimes in excess of 100% of base pay for performance bonuses. Bonuses are tied directly to the individual’s contribution and performance during the year, with members of the investment team evaluated on such factors as their contributions to the investment process, account retention, portfolio performance, asset growth, and overall firm performance. Since portfolio management is a team approach, investment team members’ compensation is not linked to the performance of specific accounts but rather to the individual’s overall contribution to the success of the team and the firm’s profitability.

Blackrock Financial Management, Inc.:

Forward Mortgage Securities Fund

Akiva Dickstein is primarily responsible for the day-to-day management and investment decisions of the Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Dickstein managed as of December 31, 2009:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	4	$2,220.0	0	$0.0
Other pooled investment vehicles	24	$4,990.0	0	$0.0
Other accounts	7	$9,220.0	3	$857.2

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objective and strategies of the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Generally, client portfolios with similar strategies are managed by portfolio managers using the same objectives, approach, and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

The Sub-Advisor may receive more compensation with respect to certain similar accounts than with respect to the Fund. This may create the potential conflict of interest for the Sub-Advisor or its portfolio managers by providing an incentive to favor these similar accounts when, for example, placing securities transactions. In addition, the Sub-Advisor could be viewed as having a conflict of interest to the extent that the Sub-Advisor or an affiliate has proprietary investment in similar accounts or the portfolio managers have personal investments in similar accounts. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Sub-Advisor may have an incentive to allocate securities that are expected to increase in value to favored funds. The Sub-Advisor has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time.

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that Mr. Dickstein currently manages certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Mr. Dickstein include a combination of market-based indices (e.g., custom 50% Barclays Capital Mortgage /50% Merrill Lynch 10-Year Treasury Index, Barclays Capital GNMA MBS Index, Barclays Capital Intermediate Government Index, Barclays Capital Intermediate Government/Credit Index, Barclays Capital U.S. Aggregate Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5, and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) – The LTIP is a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock.

Deferred Compensation Program – A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Mr. Dickstein has participated in the deferred compensation program.

Options and Restricted Stock Awards – A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, BlackRock granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans – BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Mr. Dickstein is eligible to participate in these plans.

Broadmark Capital Management, LLC:

Forward Tactical Growth Fund

Christopher J. Guptill is responsible for the day-to-day management of the Forward Tactical Growth Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Guptill managed as of December 31, 2009:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	2	$220.3	0	$0.0
Other pooled investment vehicles	4	$50.2	4	$50.2
Other accounts	8	$329.8	5	$61.4

Potential conflicts of interest may arise because Broadmark engages in portfolio management activities for other clients. Broadmark has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. Guptill receives a fixed annual salary and discretionary bonus compensation based upon the profitability of Broadmark in which he has significant ownership.

Cedar Ridge Partners, LLC:

Forward Long/Short Credit Analysis Fund

The portfolio managers responsible for the day-to-day management of the Forward Long/Short Credit Analysis Fund are Alan E. Hart, Managing Partner of Cedar Ridge and Senior Portfolio Manager for the Fund, and Guy J. Benstead, a Partner of Cedar Ridge and Co-Portfolio Manager for the Fund.

The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Hart and Mr. Benstead managed as of December 31, 2009:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	1	$70.2	0	$0.0
Other pooled investment vehicles	3	$59.6	3	$59.6
Other accounts	9	$39.7	5	$27.3

Cedar Ridge will use its best efforts in connection with the purposes and objectives of the Fund and will devote so much of its time and effort to the affairs of the Fund as may, in its judgment, be necessary to provide the sub-advisory services to the Fund. Potential conflicts of interest may arise because Cedar Ridge performs investment management services for other clients. As a result of the foregoing, the Sub-Advisor could have conflicts of interest in allocating its time and activity between the Fund and other entities, in allocating investments among the Fund and other entities and in effecting transactions for the Fund and other entities, including ones in which the Sub-Advisor could have a greater financial interest.

In addition, purchase and sale transactions may be effected between the Fund and the other entities or accounts subject to the following guidelines: (i) such transactions shall be effected for cash consideration at the current market price of the particular securities; and (ii) no extraordinary brokerage commissions or fees (except for customary transfer fees or commissions) or other remuneration shall be paid in connection with any such transaction.

From the standpoint of the Fund, simultaneous identical portfolio transactions for the Fund and the other clients may tend to decrease the prices received, and increase the prices required to be paid, by the Fund for its portfolio sales and purchases. Where less than the maximum desired principal amount of a particular security to be purchased is available at a favorable price, the principal amount purchased will be allocated among the Fund and the other clients in an equitable manner as determined by the Sub-Advisor. Further, it may not always be possible or consistent with the investment objectives of the other clients of the Sub-Advisor and of the Fund for the same investment positions to be taken or liquidated at the same time or at the same price; however, all transactions will be made on a “best execution” basis.

Mr. Hart and Mr. Benstead each receive a fixed annual salary and discretionary bonus compensation based upon the profitability of Cedar Ridge and its affiliates and their respective percentage ownership thereof.

Conestoga Capital Advisors, LLC:

Forward Legato Fund

William C. Martindale, Jr., Managing Partner & Chief Investment Officer of CCA and Robert M. Mitchell, Managing Partner and Portfolio Manager of CCA, are responsible for the day-to-day management of the portion of the Forward Legato Fund’s portfolio that is managed by CCA. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Martindale and Mr. Mitchell managed as of December 31, 2009:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	2	$82.0	0	$0.0
Other pooled investment vehicles	7	$31.6	0	$0.0
Other accounts	107	$180.8	0	$0.0

The Fund, as well as other Registered Investment Companies and small capitalization separate accounts managed by CCA, is managed using CCA’s small cap model. CCA manages all accounts with similar investment objectives in a similar fashion, treating all accounts equally, and does not anticipate that any material conflicts of interest will arise from serving as Sub-Advisor to the Fund. Because the portfolio managers discussed above generally manage multiple accounts with similar investment objectives and strategies, CCA is subject to portfolio security allocation procedures which are intended to ensure that limited investment opportunities are allocated in a fair and equitable manner among CCA’s various client accounts. Where CCA seeks to purchase securities for the account of a Fund and other clients, but is unable to obtain the desired amount of the securities, the available amount is generally allocated pro-rata among the Fund and other participating accounts, with limited exceptions.

The compensation of both Mr. Martindale and Mr. Mitchell is based upon the asset growth and the associated level of CCA’s profitability. The compensation is not tied directly to performance of the accounts managed. As significant owners of the firm, Mr. Martindale and Mr. Mitchell’s compensation will be determined by the overall firm’s success.

Netols Asset Management Inc.:

Forward Legato Fund

Jeffery W. Netols, President and Portfolio Manager of NAM, is responsible for the day-to-day management of the portion of the Forward Legato Fund’s portfolio that is managed by NAM. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Netols managed as of December 31, 2009:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	3	$128.8	0	$0.0
Other pooled investment vehicles	3	$252.4	0	$0.0
Other accounts	66	$542.9	0	$0.0

Potential conflicts of interest may arise because NAM engages in portfolio management activities for other clients. Because NAM portfolio managers generally manage multiple accounts with similar investment objectives and strategies, NAM has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients and that, over time, all clients are treated equitably. Where NAM seeks to purchase securities for the account of a Fund and other clients, but is unable to obtain the desired amount of the securities, NAM attempts to allocate securities and advisory recommendations among the Fund and other clients on a pro rata basis. It is expected that this policy will be applied consistently. However, NAM may deviate from this policy if the standard method of aggregating or allocating trades as described in NAM’s policy would result in unfair or inequitable treatment to some or all of its clients. Trades in NAM accounts that direct the firm to use a specific broker-dealer to execute trades will generally be placed after trades in non-directed accounts have been completed. However, if NAM deems time to be of the essence in executing a purchase or a sale in a directed-brokerage account and NAM determines such trade will not negatively impact its non-directed trades, NAM may execute a directed brokerage trade at the same time it executes trades in non-directed accounts. Client-directed brokerage accounts will be traded in a systematic rotational order, as determined by the NAM trader placing the trade. Potential bases for deviating from the standard policy include:

•	A determination that time is of the essence in executing directed-brokerage trades, as described above;

•	Cash limitations or excess cash;

•	Client direction or requirement to raise cash in an account;

•	Account-specific investment restrictions;

•	Specific overriding client instructions;

•	Investment not suitable for (or consistent with) known client preferences; or

•	Common sense and equitable adjustments.

Since Mr. Netols is 100% owner of NAM, his compensation is based on the profitability of the firm.

Riverbridge Partners, LLC:

Forward Legato Fund

Mark A. Thompson, Chief Investment Officer, Rick D. Moulton, CFA, Principal and Research Analyst, Dana L. Feick, CFA, Principal and Research Analyst and Philip W. Dobrzynski, CFA, Principal and Research Analyst are responsible for the day-to-day management of the portion of the Forward Legato Fund’s portfolio that is managed by Riverbridge. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Thompson, Moulton, Feick and Dobrzynski managed as of December 31, 2009:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	4	$168.0	0	$0.0
Other pooled investment vehicles	4	$91.3	0	$0.0
Other accounts	136	$1,477.8	2	$3.9

Potential conflicts of interest may arise because Riverbridge engages in portfolio management activities for other clients. The Fund will not receive preferential treatment relative to Riverbridge’s other accounts, nor will the Fund be disadvantaged in any way.

Because the portfolio managers discussed above generally manage multiple accounts with similar investment objectives and strategies, Riverbridge is subject to portfolio security allocation procedures which are intended to ensure that limited investment opportunities are allocated in a fair and equitable manner among Riverbridge’s various client accounts. Where Riverbridge seeks to purchase securities for the account of a Fund and other clients, but is unable to obtain the desired amount of the securities, the available amount is generally allocated pro-rata among the Fund and other participating accounts, with limited exceptions.

In addition, Riverbridge has adopted a Code of Ethics which governs the personal securities trading of the portfolio managers and other personnel of Riverbridge.

Riverbridge has three levels of compensation for investment team members. Investment team members are compensated with a base compensation believed to be industry competitive relative to their level of responsibility. The second level of compensation is predicated on the overall performance of the investment team and their individual contributions to the team. The Chief Investment Officer makes a qualitative evaluation of the performance of the individual team member that contemplates contributions made for the current year and considers contributions made during the course of the last several years. Evaluation factors include but are not limited to the performance of the fund and other accounts managed relative to expectations for how those funds should have performed, given their objective, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in the portfolio strategy. Additional factors considered include quality of research conducted, contributions made to the overall betterment of the Investment Team and contribution to the betterment of the firm. The actual variable compensation may be more or less than the target amount, based on how well the individual satisfies the objectives stated above. Multi-year time periods are used to evaluate the individual performance of investment team members. Riverbridge stresses superior long-term performance and accordingly benchmarks portfolio managers’ performance against comparable peer managers and the appropriate strategy benchmark. The third level of compensation is ownership in the firm. Riverbridge has also adopted a 401(k) Safe Harbor Plan that allows employees to contribute the maximum allowable by law. Generally all employees are eligible to participate in the plan. Riverbridge matches annually the employee’s contribution in an amount equal to 100% of the first 3% of each employee’s contribution and 50% of the next 2%.

Emerald Mutual Fund Advisers Trust:

Forward Banking and Finance Fund

Kenneth G. Mertz II, CFA, is the portfolio manager of the Forward Banking and Finance Fund and is responsible for the day-to-day management of the Fund.

Forward Growth Fund

Mr. Mertz, Stacey L. Sears, Joseph W. Garner, and Peter Niedland are the portfolio managers of the Forward Growth Fund and are responsible for the day-to-day management of the Fund.

The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Mertz, Mr. Garner, Ms. Sears, and Mr. Niedland managed as of December 31, 2009:

Kenneth G. Mertz II

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	4	$377.0	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	49	$1,131.0	1	$48.0

Stacey L. Sears

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	3	$338.0	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	47	$1,106.0	1	$48.0

Joseph Garner

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	3	$338.0	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	47	$1,106.0	1	$48.0

Peter Niedland

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	3	$338.0	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	47	$1,106.0	1	$48.0

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities.

Emerald has adopted the following policies regarding the allocation and aggregation of securities transactions among client accounts:

Aggregation Policy: Aggregations of trades can produce meaningful cost savings to clients. Emerald’s policy is constructed to meet the requirements of the SEC. Specifically, Emerald’s policy is designed to address these issues:

1.	Duty of Disclosure: Emerald will disclose fully to its clients the arrangements for aggregation of securities transactions.

2.	Duty to Act Only in the Clients’ Best Interests: The aggregation of client transactions will be done only after client consent, consistent with each such client’s best interests.

3.	Duty to Treat Each Client Fairly: Securities transactions will be done on a pro rata basis at the average share price, consistent with the specific conditions discussed below.

4.	Duty to Seek Best Execution: Emerald recognizes its duty to aggregate and allocate securities transactions in a manner that ensures best execution. This is discussed more fully below.

Aggregation Procedures: Emerald will endeavor to bunch trades for clients in order to effect best execution at the lowest cost (commissions and spread) and to avoid disparities in execution prices for accounts that are managed similarly. The following bunching and trade aggregation procedures are designed to treat all client accounts equally. All client accounts with like mandates will participate in bunched trades, average pricing and pro rata execution. Emerald will allocate trades internally prior to any bunched trades based on the requirements of the various groups of accounts as determined by the firm’s portfolio managers (see “Block Trading” below).

Emerald manages certain accounts pursuant to differing client mandates. With respect to certain accounts, Emerald has full discretion with respect to investments and execution of portfolio transactions. For certain client accounts, specific brokerage firms have been designated, which prevents bunching trades with other accounts. These accounts would also prevent new or secondary issuance of stocks being equally divided across these types of accounts. Certain accounts may have directed investment policies and/or restrictions. These accounts may have different investment objectives and strategies, and therefore might invest in different individual stocks from other types of accounts and may have different sector allocation percentages, which would affect how Emerald allocates aggregated trades for such accounts. Certain funds with daily cash flow differences (usually mutual funds) would have different trading activity dictated by internal cash flows (or withdrawals), the timing and tax consequences of which require that trades be made in different percentages for each share.

Because of these differences in policies and strategies of the various accounts Emerald manages, Emerald’s portfolio managers will aggregate the number of shares determined to be desired for each account type and maintain a dated and time-stamped record of this pre-trade allocation. Each account will then average price pro-rata to the shares actually executed. If a client uses a particular directed broker-dealer, Emerald will execute these trades separately, which trades may be executed at prices different than the bunched trades due to number of share differences, use of DOT system, movement and volatility of stock trading, or other relevant factors. While these differences may be noticeable on a trade-by-trade basis, they should balance out over time.

The intention of this policy is that Emerald must make a trade allocation before the results of the actual trade have been determined. This policy will assure that the allocation cannot be affected by the results of the trade.

Block Trading: Emerald also has established Block Trading Procedures to ensure that no advisory or sub-advisory client account or group of client accounts, neither public nor private, nor corporate nor individual, will receive preferential trading execution pursuant to federal and state regulations.

Compensation: Emerald’s portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary: Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus: A significant portion of portfolio manager compensation takes the form of a quarterly incentive bonus tied to performance based on quarterly performance reviews and the manager’s relative performance against the Russell 2000 Growth Index for rolling quarter, year, and five year periods. Bonus payments are determined by a combination of factors, including pre-tax investment performance calculated as the average of all investment mandates for which the portfolio manager has responsibility compared against such mandates’ respective benchmarks, non-qualitative items relating to the portfolio manager’s fulfillment of his or her obligations and duties to each investment mandate as determined by senior management, and control of expenses by the portfolio manager taking into account income and gains of the investment mandates for which the portfolio manager has responsibility. Finally, the overall performance of Emerald Asset Management, Inc., the parent company of Emerald, is considered in determining any portfolio manager bonus.

Deferred Compensation Plans: Portfolio managers are eligible to participate in a 401(k) plan which provides matching contributions and profit sharing on a discretionary basis.

First Western Investment Management, Inc.:

Forward High Yield Bond Fund

Steven S. Michaels is responsible for the day-to-day management of the Forward High Yield Bond Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Michaels managed as of December 31, 2009:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	0	$0.0	0	$0.0
Other pooled investment vehicles	6	$109.5	2	$18.0
Other accounts	112	$861.3	0	$0.0

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objective and strategies of the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Generally, client portfolios with similar strategies are managed by portfolio managers using the same objectives, approach, and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

The Sub-Advisor may receive more compensation with respect to certain similar accounts than with respect to the Fund or may receive compensation based in part on the performance of certain similar funds. This may create the potential conflict of interest for the Sub-Advisor or its portfolio managers by providing an incentive to favor these similar accounts when, for example, placing securities transactions. In addition, the Sub-Advisor could be viewed as having a conflict of interest to the extent that the Sub-Advisor or an affiliate has proprietary investment in similar accounts or the portfolio managers have personal investments in similar accounts. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Sub-Advisor may be have an incentive to allocate securities that are expect to increase in value to favored funds.

The Sub-Advisor has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time.

First Western provides its portfolio managers with competitive compensation, which may vary from year to year based on a number of factors that include profitability of the firm. The principal components of compensation include a base salary, a discretionary bonus, competitive career path, and possibly stock options.

Generally portfolio managers receive base compensation which is determined on a variety of components including: their seniority and/or their position with the firm, amount of assets supervised and other management roles and responsibilities within the firm, investment performance of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s team work and contribution to the overall performance of these portfolios. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of their total compensation, and may include stock options. Discretionary compensation can include a discretionary cash bonus. First Western also provides for a competitive career path and may provide additional compensation for new assets brought to the firm. Compensation is not based on performance of the Fund or the other accounts.

Hoover Investment Management Co., LLC:

Forward Small Cap Equity Fund

Irene Hoover, the managing member and founder of Hoover, is responsible for the day-to-day management of the Forward Small Cap Equity Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Ms. Hoover managed as of December 31, 2009:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	2	$544.0	0	$0.0
Other pooled investment vehicles	2	$21.0	0	$0.0
Other accounts	39	$643.0	0	$0.0

Potential conflicts of interest may arise because Hoover performs investment management services for other clients. Hoover has adopted a trading aggregation and allocation policy to accommodate the investment needs of all its clients, to promote equitable allocation of investment opportunities, and to prevent the investment activities of some clients from conflicting with those of others. The policy covers the procedures for the aggregating of orders for all accounts buying or selling a security on a particular day and the allocation of the resulting transaction among participating accounts on an average price basis in proportion to their respective participation in the initial order. If the order is only partially filled, it will be allocated proportionately based on the allocation determination unless the amount acquired within the desired price range is too small, in the portfolio manager’s discretion, to make proportionate allocation appropriate.

In addition, Hoover has adopted a Code of Ethics that governs the personal securities trading activities of all Hoover employees. Under the Code, trading by all employees and other associated persons for their own accounts is subject to internal review and pre-clearance by the senior portfolio manager, and may be restricted in recognition of impending investment decisions on behalf of clients and other factors.

Ms. Hoover’s compensation consists of a base salary plus her share of the firm’s annual net income based upon her ownership percentage. She is also eligible to participate in Hoover’s 401(k) plan.

Pictet Asset Management Limited:

Forward Emerging Markets Fund (Non-Cash Portion)

PAM Ltd constructs the non-cash portion of the portfolio of the Forward Emerging Markets Fund using a team approach. Nidhi Mahurkar, Co-Lead, Global Emerging Markets Equities, Klaus Bockstaller, Co-Lead, Global Emerging Markets Equities, Stephen Burrows, Senior Investment Manager and Product Specialist, and Jonathan Bell, Senior Investment Manager, are responsible for the day-to-day management of the Forward Emerging Markets Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that the team managed as of December 31, 2009:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	10	$1,843.0	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	74	$3,379.0	2	$776.0

Forward International Small Companies Fund

PAM Ltd constructs the portfolio of the Forward International Small Companies Fund using a team approach. Aylin Suntay, Head and Senior Investment Manager, Small Cap Equities Team, Michael McLaughlin, Senior Investment Manager, Justin Hill, Senior Investment Manager, Oliver Knobloch, Senior Investment Manager, and Bill Barker, Senior Investment Manager are the five portfolio managers with the most significant responsibility for the day-to-day management of the Forward International Small Companies Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that the team managed as of December 31, 2009:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	5	$743.0	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	18	$645.0	1	$120.0

Potential conflicts of interests or duties may arise because PAM Ltd engages in regulated activities for other clients. PAM Ltd may act as agent for the Fund in relation to transactions in which it is also acting as agent for the account of other customers and/or employees.

If any conflict or potential conflict arises, PAM Ltd seeks to ensure that all transactions are effected on terms that are not materially less favorable to the Fund than if the conflict or potential conflict had not existed, and PAM Ltd uses its best efforts to obtain fair treatment of the Fund. In addition, PAM Ltd’s employees are required to adhere to the PAM’s code of practice concerning personal dealings.

For the investment staff and senior management team, base pay (which is determined by the rank and tenure of the employee) comprises 50-60% of the total compensation package—the remaining percentage is structured to reflect individual performance and the long-term value of the individual to the group. To increase the objectivity of the assessment, PAM uses Balanced Scorecards, which incorporate a range of quantitative and qualitative objectives, each of which is linked to the overall objectives of PAM’s business plan and weighted according to its relative significance, to enable a direct link to be made between the calculation of the discretionary element of the package to over or under performance in certain key areas, including investment performance, clients, financials, process and innovation and people and skills. For the Forward Emerging Markets Fund and Forward International Small Companies Fund, the investment performance component of the Balanced Scorecards is based on pre-tax performance relative to peer group performance (where available) and relative to the MSCI All Country World Index ex-USA; MSCI Emerging Markets Index; and MSCI EAFE Small Companies Index, respectively. The performance period measured is 50% of the current year being measured and 50% of the rolling 3 years, annualized.

Pictet Asset Management SA:

Forward International Fixed Income Fund

PAM SA constructs the portfolio of the Forward International Fixed Income Fund using a team approach. Sebastien Eisinger, Head of Fixed Income, Mickael Benhaim, Head of Global Bonds, David Bopp, Investment Manager, Alexander Baskov, Senior Investment Manager, and Simon Lue-Fong, Head of Global Emerging Market Debt, PM Ltd, are the portfolio managers with the most significant responsibility for the day-to-day management of the Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that the team managed as of December 31, 2009:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	19	$2,831.0	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	19	$807.0	0	$0.0

Potential conflicts of interests or duties may arise because PAM SA engages in regulated activities for other clients. PAM SA may act as agent for the Fund in relation to transactions in which it is also acting as agent for the account of other customers and/or employees.

If any conflict or potential conflict arises, PAM SA seeks to ensure that all transactions are effected on terms that are not materially less favorable to the Fund than if the conflict or potential conflict had not existed, and PAM SA uses its best efforts to obtain fair treatment of the Fund. In addition, PAM SA’s employees are required to adhere to PAM’s code of practice concerning personal dealings.

For the investment staff and senior management team, base pay (which is determined by the rank and tenure of the employee) comprises 50-60% of the total compensation package – the remaining percentage is structured to reflect individual performance and the long-term value of the individual to the group. To increase the objectivity of the assessment, PAM uses Balanced Scorecards, which incorporate a range of quantitative and qualitative objectives, each of which is linked to the overall objectives of PAM’s business plan and weighted according to its relative significance, to enable a direct link to be made between the calculation of the discretionary element of the package to over or under performance in certain key areas, including investment performance, clients, financials, process and innovation and people and skills. The investment performance component of the Balanced Scorecards is based on pre-tax performance relative to peer group performance (where available) and relative to the HSBC World Excluding U.S. Smaller Companies Index. The performance period measured is 50% of the current year being measured and 50% of the rolling 3 years, annualized.

Lazard Asset Management LLC:

Forward International Equity Fund

Lazard uses a team approach to managing the Forward International Equity Fund. Paul Moghtader, CFA, serves as the lead portfolio manager, and Taras Ivanenko, CFA, Peter Kashanek, Alex Lai, CFA, and Craig Scholl, CFA, serve as back-up portfolio managers and are responsible for the day-to-day management of the Fund. Investment decisions are made jointly by the team. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that the team managed as of December 31, 2009:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	1	$171.0	0	$0.0
Other pooled investment vehicles	2	$480.0	1	$257.0
Other accounts	8	$339.0	1	$4.6

Portfolio managers at Lazard manage multiple accounts for a diverse client base, including private clients, institutions and investment funds. Lazard manages all portfolios on a team basis. The team is involved at all levels of the investment process. This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm’s best thinking, not that of a single portfolio manager. Lazard manages all like investment mandates against a model portfolio. Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts that invest in securities in which the Fund may invest or that may pursue a strategy similar to the Fund’s investment strategy (collectively, “Similar Accounts”), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (e.g., long and short positions in the same security, as described below). In addition, the Fund, as a series of a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard’s management of the Fund and Similar Accounts, including the following:

1.

Conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase its overall allocation of securities in that offering, or to increase its ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

2.

Portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Fund, that they are managing on behalf of Lazard. Although Lazard does not track each individual portfolio manager’s time dedicated to each account, Lazard periodically reviews each portfolio manager’s overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Fund. The table above illustrates the number of accounts managed by the Fund’s portfolio managers in addition to the Fund.

3.

Generally, Lazard and/or some or all of the Fund’s portfolio managers have investments in Similar Accounts. This could be viewed as creating a potential conflict of interest, since the portfolio managers do not currently invest in the Fund.

4.

The portfolio managers manage Similar Accounts with respect to which the advisory fee is based on the performance of the account, which could give the portfolio managers and Lazard an incentive to favor such Similar Accounts over the Fund. In addition, certain Similar Accounts managed by the portfolio managers may also be permitted to sell securities short. When Lazard engages in short sales of securities of the type in which the Fund invests, Lazard could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, Lazard has procedures in place to address these conflicts.

Lazard’s portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, have similar investment objectives, strategies, risks, and fees to those of the Fund. Portfolio managers responsible for managing the Fund may also manage other sub-advised registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles, separate accounts, separately managed account programs (often referred to as “wrap accounts”) and model portfolios. Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash and stock in Lazard’s ultimate parent company, Lazard Ltd. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by the team rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager’s compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy such as leadership, teamwork and mentoring.

Total compensation is not fixed, but rather is based on the following factors: (i) maintenance of current knowledge on companies owned in the portfolio; (ii) generation and development of new investment ideas; (iii) ability and willingness to develop and share ideas on a team basis; and (iv) the performance results of the portfolios managed by the investment team. Variable bonus is based on the portfolio manager’s quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark (as set forth in the prospectus) over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers.

Los Angeles Capital Management and Equity Research, Inc.:

Forward Small to Mid Cap Fund

The Forward Small to Mid Cap Fund is team managed by LA Capital and all investment decisions are made jointly by the team. The members of the Fund’s team that are responsible for the day-to-day management of the Fund are: Thomas D. Stevens, CFA, Chairman, Hal Reynolds, CFA, Chief Investment Officer, David Borger, CFA, Director of Research, Stuart Matsuda, Director of Trading, and Christine Kugler, Director of Implementation. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that managed as of December 31, 2009:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	17	$1,552.0	0	$0.0
Other pooled investment vehicles	2	$110.5	2	$110.5
Other accounts	34	$5,807.7	7	$1,569.7

LA Capital’s portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives to the Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Fund. While the portfolio managers’ management of other accounts may give rise to the following potential conflicts of interest, LA Capital does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, LA Capital believes that it has designed policies and procedures to manage those conflicts in an appropriate way. A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing, and possible market impact of the Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Fund. However, LA Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of LA Capital’s portfolio managers’ management of the Fund and other accounts which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Fund. This conflict of interest may be exacerbated to the extent that LA Capital or the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than from the Fund. Notwithstanding this theoretical conflict of interest, it is LA

Capital’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, LA Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while LA Capital portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Fund, such securities might not be suitable for the Fund given their investment objectives and related restrictions.

LA Capital is paid a fee based on the assets under management of the Fund as set forth in an investment sub-advisory agreement between LA Capital and the Trust. LA Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Fund.

LA Capital’s portfolio managers are all principals of the firm. Their compensation includes salaries and distributions of profit based upon their pro-rata ownership of LA Capital.

Pacific Investment Management Company LLC:

Forward Investment Grade Fixed-Income Fund

PIMCO’s fixed income portfolio group works on a team or consensus basis, so all accounts with similar objectives will have similar structures. The group’s structure can best be described as a hub and spoke system, with seven senior generalist portfolio managers being the hub, receiving input from many specialists. The sector specialists relay information, provide strategic ideas and trading strategies and assist with execution. One generalist is assigned to each of PIMCO’s accounts. Chris Dialynas is the portfolio manager responsible for the day-to-day management of the Forward Investment Grade Fixed-Income Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Dialynas managed as of December 31, 2009:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	14	$8,268.7	0	$0.0
Other pooled investment vehicles	16	$9,398.7	0	$0.0
Other accounts	127	$45,628.5	10	$5,713.7

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies of the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund. Because of their positions with the Fund, the portfolio manager know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

PIMCO believes in maintaining competitive compensation packages as a means of attracting and retaining highly qualified people. All professionals, including those directly involved in the fixed income group, receive competitive base salaries that reflect their experience and expertise. In addition, professionals are entitled to receive bonuses that are typically in excess of 100% of their salary for seasoned professionals who attain certain predetermined objectives. Objectives are specific to a person’s function in the firm and are mutually agreed upon by each professional and their manager.

PIMCO’s reputation as one of the premier fixed income money managers helps us attract and retain top talent globally. The opportunity to work with industry leaders is also attractive. PIMCO challenges employees and rewards them for their contributions and impact, not just their tenure with the firm. As professionals show promise in different areas, they are encouraged to pursue their interests and add value to the firm.

In addition to providing a dynamic work environment, PIMCO offers competitive total cash compensation (base pay plus annual bonus) and benefits package, mixing short and long-term incentives, which encourages employees to remain at the firm.

Profit Sharing Plan – All key investment professionals share a defined percentage of PIMCO’s overall profits. This compensation pool functions as a collective equity stake (owned by senior PIMCO professionals) and is the primary equity-like interest for key investment professionals. The division of this profit pool is determined by PIMCO’s compensation committees after a comprehensive review and evaluation process.

LTIP Pool (Long-Term Incentive Plan) – Senior investment professionals who are not Managing Directors are eligible to participate in a Long-Term Incentive Plan. The Plan provides cash awards that appreciate or depreciate based upon the performance of PIMCO and the other businesses managed and owned by PIMCO’s parent Allianz over a three-year period. Payment is contingent upon continued employment at PIMCO.

Phantom Equity Pool – The acquisition of PIMCO by the Allianz Group in 2000 included an opportunity to purchase equity in PIMCO. This opportunity was shared by Managing Directors of PIMCO through 2004, and has since been allocated to new Executive Vice Presidents and Managing Directors. Allianz is repurchasing these equity interests over time.

A significant pool of these interests remains to be purchased by senior PIMCO executives (to be identified in the future by the PIMCO compensation committee). The equity program will run through at least 2013, although the final date is not yet determined. We are currently working on a supplement to the existing phantom equity program.

Smith Asset Management Group, L.P.:

Forward Large Cap Growth Fund

The Forward Large Cap Growth Fund is team-managed by the Smith Group. Stephen S. Smith, CFA, John D. Brim, CFA, Royce W. Medlin, CFA, and William Ketterer, CFA are responsible for the day-to-day management of the Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that the team managed as of December 31, 2009:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	6	$422.9	0	$0.0
Other pooled investment vehicles	5	$21.6	0	$0.0
Other accounts	277	$2,452.0	2	$128.2

As shown in the table above, the Fund’s portfolio managers may manage other accounts with investment strategies similar to the Fund. Fees earned by the advisor may vary among these accounts and the portfolio managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Smith Group believes that these risks are mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Smith Group generates regular daily trades for all of its clients using proprietary trade system software. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

The Sub-Advisor has policies and procedures designed to manage the conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time.

For managing the Fund and all other accounts, the portfolio managers receive base pay in the form of a fixed annual salary paid by Smith Group, and which is not based on performance or assets of the Fund or other accounts. The portfolio managers are also eligible for a cash bonus as determined by Smith Group, and which is not based on performance or assets of the Fund or other accounts, rather it is based on overall corporate performance and individual contribution. The portfolio managers, as part owners of Smith Group, also receive compensation by virtue of their ownership interest in Smith Group.

Forward Management, LLC:

Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund

The Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund are team managed by Jim O’Donnell, CFA, Joel Beam, Ian Goltra, Michael McGowan, and Aaron Visse, CPA. Mr. Visse is the lead Portfolio Manager for the Forward Global Infrastructure Fund and is responsible for the day-to-day management of the Fund. Mr. McGowan is the lead Portfolio Manager of the Forward International Real Estate Fund and responsible for the day-to-day management of the Fund. Messrs. Beam and Goltra are the co-lead Portfolio Managers for the Forward Real Estate Fund and have co-primary responsibility for the day-to-day management of the Fund. Mr. Beam is the lead Portfolio Manager for the Forward Select Income Fund and is responsible for the day-to-day management of the Fund. Mr. Goltra is the lead Portfolio Manager for the Forward Strategic Realty Fund and is responsible for the day-to-day management of the Fund.

The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. O’Donnell, Beam, Goltra, McGowan, and Visse managed as of December 31, 2009:

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	16	$2,501.0	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	2	$2.0	0	$0.0

Joel Beam

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	4	$1,107.9	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	0	$0.0	0	$0.0

Ian Goltra

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	0	$0.0	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	0	$0.0	0	$0.0

Michael McGowan

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	4	$1,107.9	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	0	$0.0	0	$0.0

Aaron Visse

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	4	$1,107.9	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	0	$0.0	0	$0.0

Potential conflicts of interest may arise because Forward Management engages in portfolio management activities for other clients. Forward Management has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Beam, Goltra, McGowan, and Visse consists of a fixed salary and bonus. The bonus payment is awarded based on levels of assets under management and portfolio performance relative to the benchmarks for each product managed across 1, 3, and 5 year periods. These benchmarks include the benchmarks for the Funds, which are the BofA Merrill Lynch Preferred Index, FTSE NAREIT Composite Index, S&P Global Infrastructure Index, FTSE NAREIT Equity REITs Index, and FTSE EPRA/NAREIT Developed ex-US Index.

Forward International Dividend Fund and Forward Large Cap Equity Fund

The portfolio managers responsible for the day-to-day management of the Forward International Dividend Fund and Forward Large Cap Equity Fund are Jim O’Donnell, CFA, David Ruff, CFA, Randall Coleman, CFA, and Bruce Brewington.

The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. O’Donnell, Ruff, Coleman, and Brewington managed as of December 31, 2009:

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	16	$2,501.0	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	2	$2.0	0	$0.0

David Ruff

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	2	$20.1	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	538	$164.5	0	$0.0

Randall Coleman

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	2	$20.1	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	538	$164.5	0	$0.0

Bruce Brewington

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	2	$20.1	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	538	$164.5	0	$0.0

Potential conflicts of interest may arise because Forward Management engages in portfolio management activities for other clients. Forward Management has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Ruff, Coleman, and Brewington consists of a fixed salary and bonus. The bonus payment is awarded based on levels of assets under management and portfolio performance relative to the benchmarks for each product managed across 1, 3, and 5 year periods. These benchmarks include the MSCI All Country World Index ex-USA, MSCI EAFE Index, Russell 2500 Index, and S&P 500 Index (which is the benchmark for the Forward Large Cap Equity Fund). In addition, Mr. Ruff maintains an equity-like economic interest in the enterprise value of the business unit that is comprised of the portfolios he manages.

Allocation Funds, Forward Emerging Markets Fund (Cash Portion), Forward Frontier Markets Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund

The Allocation Funds, Forward Emerging Markets Fund (cash portion), Forward Frontier Markets Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund are team managed by Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst. Mr. Rowader has primary responsibility for the day-to-day management of the Allocation Funds and Forward Strategic Alternatives Fund and co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund and Forward Frontier Markets Fund, and the cash portion of the Forward Emerging Markets Fund. Mr. Roberge has co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund. Mr. Herber has co-primary responsibility for the day-to-day management of the Forward Frontier Markets Fund, and the cash portion of the Forward Emerging Markets Fund. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. O’Donnell, Rowader, Herber, and Roberge managed as of December 31, 2009:

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	16	$2,501.0	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	2	$2.0	0	$0.0

Nathan J. Rowader

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	10	$1,372.9	0	$0.0
Other pooled investment vehicles	1	$10.0	0	$0.0
Other accounts	0	$0.0	0	$0.0

Paul Herber

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	10	$1,372.9	0	$0.0
Other pooled investment vehicles	1	$10.0	0	$0.0
Other accounts	0	$0.0	0	$0.0

Justin H. Roberge

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	10	$1,372.9	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	0	$0.0	0	$0.0

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objective and strategies as the Funds. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Generally, client portfolios with similar strategies are managed by portfolio managers using the same objectives, approach, and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the portfolio manager may have an incentive to allocate securities that are expected to increase in value to favored funds. Forward Management has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Rowader, Herber, and Roberge includes a fixed salary and a discretionary bonus that is based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects their compensation.

The following table sets forth information regarding the ownership of the Funds by the portfolio managers responsible for the day-to-day management of each Fund’s portfolio.

Information as of December 31, 2009

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Jim O’Donnell	Forward Aggressive Growth Allocation Fund	A
Nathan Rowader	Forward Aggressive Growth Allocation Fund	B
Paul Herber	Forward Aggressive Growth Allocation Fund	A
Justin Roberge	Forward Aggressive Growth Allocation Fund	A
Jim O’Donnell	Forward Balanced Allocation Fund	A
Nathan Rowader	Forward Balanced Allocation Fund	A
Paul Herber	Forward Balanced Allocation Fund	A
Justin Roberge	Forward Balanced Allocation Fund	B
Kenneth G. Mertz II	Forward Banking and Finance Fund	D
Nidhi Mahurkar	Forward Emerging Markets Fund	A
Klaus Bockstaller	Forward Emerging Markets Fund	A
Stephen Burrows	Forward Emerging Markets Fund	A
Jonathan Bell	Forward Emerging Markets Fund	A
Jim O’Donnell	Forward Emerging Markets Fund	C
Nathan Rowader	Forward Emerging Markets Fund	C
Paul Herber	Forward Emerging Markets Fund	B
Justin Roberge	Forward Emerging Markets Fund	B
Jim O’Donnell	Forward Frontier Markets Fund	A
Nathan Rowader	Forward Frontier Markets Fund	A
Paul Herber	Forward Frontier Markets Fund	A
Justin Roberge	Forward Frontier Markets Fund	B
Jim O’Donnell	Forward Global Infrastructure Fund	A
Joel Beam	Forward Global Infrastructure Fund	B
Ian Goltra	Forward Global Infrastructure Fund	C
Michael McGowan	Forward Global Infrastructure Fund	A
Aaron Visse	Forward Global Infrastructure Fund	C
Jim O’Donnell	Forward Growth & Income Allocation Fund	A
Nathan Rowader	Forward Growth & Income Allocation Fund	A
Paul Herber	Forward Growth & Income Allocation Fund	A
Justin Roberge	Forward Growth & Income Allocation Fund	A
Jim O’Donnell	Forward Growth Allocation Fund	A
Nathan Rowader	Forward Growth Allocation Fund	E
Paul Herber	Forward Growth Allocation Fund	A
Justin Roberge	Forward Growth Allocation Fund	A
Joseph Garner	Forward Growth Fund	F
Kenneth G. Mertz II	Forward Growth Fund	E
Stacey L. Sears	Forward Growth Fund	D
Peter J. Niedland	Forward Growth Fund	A
Steven S. Michaels	Forward High Yield Bond Fund	A
Jim O’Donnell	Forward Income & Growth Allocation Fund	A
Nathan Rowader	Forward Income & Growth Allocation Fund	A
Paul Herber	Forward Income & Growth Allocation Fund	A
Justin Roberge	Forward Income & Growth Allocation Fund	A
Jim O’Donnell	Forward Income Allocation Fund	A
Nathan Rowader	Forward Income Allocation Fund	A
Paul Herber	Forward Income Allocation Fund	A
Justin Roberge	Forward Income Allocation Fund	A
Jim O’Donnell	Forward International Dividend Fund	C

David Ruff	Forward International Dividend Fund	E
Randall Coleman	Forward International Dividend Fund	E
Bruce Brewington	Forward International Dividend Fund	C
Paul Moghtader	Forward International Equity Fund	A
Taras Ivanenko	Forward International Equity Fund	A
Peter Kashanek	Forward International Equity Fund	A
Alex Lai	Forward International Equity Fund	A
Craig Scholl	Forward International Equity Fund	A
Sebastien Eisinger	Forward International Fixed Income Fund	A
Mickael Benhaim	Forward International Fixed Income Fund	A
David Bopp	Forward International Fixed Income Fund	A
Alexander Baskov	Forward International Fixed Income Fund	A
Simon Lue-Fong	Forward International Fixed Income Fund	A
Jim O’Donnell	Forward International Real Estate Fund	A
Joel Beam	Forward International Real Estate Fund	B
Ian Goltra	Forward International Real Estate Fund	C
Michael McGowan	Forward International Real Estate Fund	A
Aaron Visse	Forward International Real Estate Fund	B
Oliver Knobloch	Forward International Small Companies Fund	A
Michael McLaughlin	Forward International Small Companies Fund	A
Aylin Suntay	Forward International Small Companies Fund	A
Justin Hill	Forward International Small Companies Fund	A
Bill Barker	Forward International Small Companies Fund	A
Chris Dialynas	Forward Investment Grade Fixed-Income Fund	A
Jim O’Donnell	Forward Large Cap Equity Fund	C
David Ruff	Forward Large Cap Equity Fund	A
Randall Coleman	Forward Large Cap Equity Fund	A
Bruce Brewington	Forward Large Cap Equity Fund	A
Stephen S. Smith	Forward Large Cap Growth Fund	A
John D. Brim	Forward Large Cap Growth Fund	A
Royce W. Medlin	Forward Large Cap Growth Fund	A
William Ketterer	Forward Large Cap Growth Fund	A
A. Michelle Pryor	Forward Large Cap Growth Fund	A
Constantine Papageorgiou	Forward Large Cap Value Fund	A
Qi Zeng	Forward Large Cap Value Fund	A
Jeffery W. Netols	Forward Legato Fund	A
William C. Martindale	Forward Legato Fund	A
Robert M. Mitchell	Forward Legato Fund	A
Mark A. Thompson	Forward Legato Fund	A
Rick D. Moulton	Forward Legato Fund	A
Dana L. Feick	Forward Legato Fund	A
Philip W. Dobrzynski	Forward Legato Fund	A
Alan E. Hart	Forward Long/Short Credit Analysis Fund	A
Guy J. Benstead	Forward Long/Short Credit Analysis Fund	A
Akiva Dickstein	Forward Mortgage Securities Fund	A
Jim O’Donnell	Forward Real Estate Fund	A
Joel Beam	Forward Real Estate Fund	A
Ian Goltra	Forward Real Estate Fund	C
Michael McGowan	Forward Real Estate Fund	A
Aaron Visse	Forward Real Estate Fund	B
Jim O’Donnell	Forward Select Income Fund	A
Joel Beam	Forward Select Income Fund	E
Ian Goltra	Forward Select Income Fund	C
Michael McGowan	Forward Select Income Fund	A
Aaron Visse	Forward Select Income Fund	C
Irene Hoover	Forward Small Cap Equity Fund	E
Thomas D. Stevens	Forward Small to Mid Cap Fund	A
Hal Reynolds	Forward Small to Mid Cap Fund	A
David Borger	Forward Small to Mid Cap Fund	A

Stuart Matsuda	Forward Small to Mid Cap Fund	A
Christine Kugler	Forward Small to Mid Cap Fund	A
Jim O’Donnell	Forward Strategic Alternatives Fund	C
Nathan Rowader	Forward Strategic Alternatives Fund	A
Paul Herber	Forward Strategic Alternatives Fund	B
Justin Roberge	Forward Strategic Alternatives Fund	B
Jim O’Donnell	Forward Strategic Realty Fund	A
Joel Beam	Forward Strategic Realty Fund	C
Ian Goltra	Forward Strategic Realty Fund	C
Michael McGowan	Forward Strategic Realty Fund	A
Aaron Visse	Forward Strategic Realty Fund	B
Christopher J. Guptill	Forward Tactical Growth Fund	A
Jim O’Donnell	Forward U.S. Government Money Fund	A
Nathan Rowader	Forward U.S. Government Money Fund	A
Paul Herber	Forward U.S. Government Money Fund	A
Justin Roberge	Forward U.S. Government Money Fund	A

*	Key to Dollar Ranges
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	$100,001 - $500,000
F	$500,001 - $1,000,000
G	Over $1,000,000

Allocation of Investment Opportunities

Because the portfolio managers discussed above generally manage multiple accounts with similar investment objectives and strategies, each Sub-Advisor is subject to portfolio security allocation procedures which are intended to ensure that limited investment opportunities are allocated in a fair and equitable manner among the Sub-Advisor’s various client accounts. Where a Sub-Advisor seeks to purchase securities for the account of a Fund and other clients, but is unable to obtain the desired amount of the securities, the available amount is generally allocated pro-rata among the Fund and other participating accounts, with limited exceptions.

Distributor

The Funds offer their shares to the public on a continuous basis. Shares of the Funds are distributed pursuant to a Distribution Agreement, dated as of September 30, 2005 and amended on April 12, 2010 (the “Distribution Agreement”), between the Trust and the Distributor, ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203. The Distribution Agreement requires the Distributor to solicit orders for the sale of shares and to undertake such advertising and promotion as the Distributor believes reasonable in connection with such solicitation. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. The Trust pays no fee to the Distributor under the Distribution Agreement. The Distribution Agreement will remain in effect from year to year only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or “interested persons” of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Funds. The Distribution Agreement may be terminated by either party on at least 60 days’ written notice and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Codes of Ethics

The Trust, the Investment Advisor, the Sub-Advisors, and the Distributor have adopted Codes of Ethics governing personal trading activities of all of their trustees, directors and officers and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Funds or obtain information pertaining to such purchase or sale. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be purchased or held by the Funds.

The Investment Advisor’s and Sub-Advisors’ Codes of Ethics are designed to address and avoid potential conflicts of interest relating to personal trading and related activities. The Codes of Ethics instruct the Investment Advisor and Sub-Advisor to always place the interests of shareholders first, ensure that all personal securities transactions are conducted consistent with the Code of Ethics and in such a manner to avoid any actual or potential conflicts of interest or abuse, and prohibits investment company personnel from taking inappropriate advantage of their positions.

The Investment Advisor’s and Sub-Advisors’ Codes of Ethics each prohibit personal trading in certain securities by access persons unless they have received written authorization from the respective Advisor or Sub-Advisor. Each Code of Ethics lists situations in which transactions are exempt and thus covered persons may engage in exempted transactions without following the procedures set forth in the Code of Ethics. Access persons are required to make initial and annual reports of their securities holdings and to file quarterly securities transaction reports with the Investment Advisor or Sub-Advisor even if no securities transactions occurred and no new securities accounts were opened during the relevant quarter. Each employee is required to certify that he or she has read, understands and has complied with the Code of Ethics.

The Distributor’s Code of Ethics is designed to clearly state, and inform its access persons about, prohibited activities in which employees may not engage. The Distributor’s Code of Ethics prohibits its access persons from purchasing or selling securities based upon any material nonpublic information to which they have access solely as a result of their employment with the Distributor, and prohibits informing others, who may act on such information, about material nonpublic information about the Distributor or one of its clients.

The Codes of Ethics of the Trust, the Investment Advisor, the Sub-Advisors, and the Distributor are on public file with and available from the SEC.

Proxy Voting Policies and Procedures

It is the Funds’ policy that proxies received by the Funds are voted in the best interest of the Funds’ shareholders. The Board of Trustees of the Funds has adopted Proxy Voting Policies and Procedures for the Funds that delegate all responsibility for voting proxies received relating to the Funds’ securities to the Investment Advisor. The Board of Trustees will periodically review and approve the Investment Advisor’s and Sub-Advisors’ proxy voting policies and procedures and any amendments.

Proxy Voting Guidelines

•	Forward Management, LLC

For the Forward Funds portfolios for which it exercises proxy voting authority, Forward Management will vote proxies in the best interests of the Fund. Forward Management has contracted with PROXY Governance (“Proxy Governance”) to handle administration and voting of these proxies and has directed Proxy Governance to vote all proxies on behalf of the portfolios of the Forward Funds in accordance with Proxy Governance’s recommendations. Proxy Governance’s stated mission is to provide proxy analysis and recommendations that support the growth of long-term shareholder value. The firm’s approach to enhancing overall corporate value growth through effective proxy voting relies on analysis and recommendations that are developed on an issue-by-company basis. Proxy Governance views proxy issues and provides recommendations in the context of company-specific metrics, taking into account a variety of relevant factors.

Because Forward Management does not exercise discretion in voting proxies for the Forward Funds portfolios but routinely votes proxies according to the Guidelines or the recommendations of Proxy Governance, no potential conflict of interests between Forward Management and the Fund should actually affect the voting of proxies. However, should a conflict arise, Forward Management will use one of the following methods to resolve such conflict, provided such method results in a decision to vote the proxies that is based on the Fund’s best interest and is not the product of the conflict:

•	“echo vote” or “mirror vote” the proxies in the same proportion as the votes of other proxy holders that are not Forward Management clients; or

•	if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict.

The following examples illustrate the Investment Advisor’s Guidelines with respect to certain typical proxy votes. This summary is not an exhaustive list of all the issues that may arise or of all the matters addressed in the Guidelines, and whether the Investment Advisor supports or opposes a proposal will depend upon the specific facts and circumstances described in the proxy statement and other available information.

Board of Directors. The Investment Advisor will vote for uncontested director nominees. The Investment Advisor will withhold votes from director nominees if (i) the board lacks an audit, compensation or nominating committee; (ii) the board will consist of more than 11 directors after the election; (iii) the board will consist of fewer than 7 directors after the election; (iv) the company has adopted a classified board structure; or (v) the company does not have an independent chair or lead director. The Investment Advisor will also withhold votes from any director nominee (i) attending less than 75% of the board and committee meetings during the previous fiscal year; (ii) who is retired from active employment and who serves on boards at four other major companies; (iii) who is employed full- time and who serves on board at two other major companies; (iv) who serves on the audit committee if non-audit services exceed 50%

of fees; or (v) who is non-independent and serves on the nominating, audit or compensation committee if 25% of committee members are not independent. The Investment Advisor will withhold votes from directors’ nominees on a case by case basis if the board does not include at least one woman director and one minority director.

Mergers/Acquisitions. The Investment Advisor will vote on a case by case basis for a management proposal to merge with or acquire another company. The Investment Advisor will vote against a merger/acquisition if (i) the combined entity would be controlled by a person or group; (ii) the change-in-control provision would be triggered; (iii) the current shareholders would be minority owners of the combined company; or (iv) the combined entity would reincorporate or change its governance structure. The Investment Advisor will vote on a case by case basis on a proposal that would move the target company’s location outside the U.S.

Conflicts of Interest. When a proxy presents a conflict of interest to the Investment Advisor, the Investment Advisor may: (i) vote in accordance with its proxy policy if it involves little or no discretion; (ii) vote as recommended by a third party service if the Investment Advisor utilizes such a service; (iii) “echo vote” or “mirror vote” the proxies in the same proportion as the votes of other proxy holders that are not Advisor clients; (iv) if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict; (v) if practical, notify affected clients of the conflict of interest and seek a waiver of the conflict; or (vi) if agreed upon in writing with the client, forward the proxies to affected clients allowing them to vote their own proxies.

•	Acadian Asset Management LLC

Acadian will accept the fiduciary responsibility to vote proxies if directed by a client. Acadian has adopted a proxy voting policy reasonably designed to ensure that it votes proxies in the best interest of clients. Acadian utilizes the services of an unaffiliated proxy firm to help manage the proxy voting process and to research and vote proxies on behalf of Acadian’s clients. Unless a client provides a client specific voting criteria to be followed when voting proxies on behalf of holdings in their portfolio, each vote is made according to predetermined guidelines agreed to between the proxy firm and Acadian. Acadian believes that utilizing this proxy service firm helps Acadian vote in the best interest of clients and insulates Acadian’s voting decisions from any potential conflicts of interest.

When voting proxies on behalf of our clients, Acadian assumes a fiduciary responsibility to vote in our clients’ best interests. In addition, with respect to benefit plans under the Employee Retirement Income Securities Act (ERISA), Acadian acknowledges its responsibility as a fiduciary to vote proxies prudently and solely in the best interest of plan participants and beneficiaries. So that it may fulfill these fiduciary responsibilities to clients, Acadian has adopted and implemented these written policies and procedures reasonably designed to ensure that it votes proxies in the best interest of clients.

Proxy Voting Guidelines

Acadian acknowledges it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies. To assist in this effort, Acadian has retained Risk Metrics (formerly ISS) to research and vote its proxies. Risk Metrics provides proxy-voting analysis and votes proxies in accordance with predetermined guidelines. Relying on Risk Metrics to vote proxies ensures that Acadian votes in the best interest of its clients and insulates Acadian’s voting decisions from any potential conflicts of interest. Acadian will also accept specific written proxy voting instructions from a client and communicate those instructions to Risk Metrics to implement when voting proxies involving that client’s portfolio.

There may be occasions when Acadian determines that not voting a proxy may be in the best interests of clients; for example, when the cost of voting the proxy exceeds the expected benefit to the client or in share blocking markets.

Unless contrary instructions are received from a client, beginning May 1, 2007, Acadian will instruct Risk Metrics to cease voting proxies in so-called “share blocking” markets. Share-blocking markets (a list is included below) are markets where proxy voters have their securities blocked from trading during the period of the annual meeting. The period of blocking typically lasts anywhere from a few days to two weeks. During the period, any portfolio holdings in these markets cannot be sold without a formal recall. The recall process can take time, and in some cases, cannot be accomplished at all. This makes a client’s portfolio vulnerable to a scenario where a stock is dropping in attractiveness but cannot be sold because it has been blocked.

Shareholders who do not vote are not subject to the blocking procedure. As of March 2007, the markets identified as share blocking are as follows: Argentina, Austria, Belgium, Czech Republic, Egypt, Greece, Hungary, Italy, Latvia, Luxembourg, Mauritius, Morocco, the Netherlands, Norway, Poland, Portugal, Slovak Republic, Switzerland, and Turkey. Acadian also reserves the right to override Risk Metrics vote recommendations under certain circumstances. Acadian will only do so if they believe that voting contrary to the Risk Metrics recommendation is in the best interest of clients. All overrides will be approved by an Officer of Acadian and will be documented with the reasons for voting against the Risk Metrics recommendation.

Conflicts of Interest

Occasions may arise during the voting process in which the best interest of clients conflicts with Acadian’s interests. In these situations Risk Metrics will continue to follow the same predetermined guidelines as formally agreed upon between Acadian and Risk Metrics before such conflict of interest existed. Conflicts of interest generally include (i) business relationships where Acadian has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies, or (ii) personal or family relationships whereby an employee of Acadian has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company. A conflict could also exist if a substantial business relationship exists with a proponent or opponent of a particular initiative.

If Acadian learns that a conflict of interest exists, the Proxy Coordinator will prepare a report to the Compliance Committee that identifies (i) the details of the conflict of interest, (ii) whether or not the conflict is material, and (iii) procedures to ensure that Acadian makes proxy voting decisions based on the best interests of clients. If Acadian determines that a material conflict exists, it will defer to Risk Metrics to vote the proxy in accordance with the predetermined voting policy.

Voting Policies

Acadian has adopted the proxy voting policies developed by Risk Metrics. The policies have been developed based on Risk Metrics independent, objective analysis of leading corporate governance practices and their support of long-term shareholder value. Acadian may change these policies from time to time without providing notice of changes to clients. Risk Metrics proxy voting policies include:

Management Proposals: Proposals introduced by company management will generally be voted in accordance with management’s recommendations on the following types of routine management proposals:

•	Election of Directors (uncontested)

•	Approval of Independent Auditors

•	Executive Compensation Plans

•	Routine Corporate Structure, Share Issuance, Allocations of Income, Scrip Dividend Proposals, Increases in Capital or Par Value, and Share Repurchase Plans.

Shareholder Proposals: At times shareholders will submit proposals that generally seek to change some aspect of a company’s corporate governance structure or its business operations. Proxies will generally be voted against proposals motivated by political, ethical or social concerns. Proposals will be examined solely from an economic perspective. Proxies will generally be voted with management in opposition to shareholder resolutions which could negatively impact the company’s ability to conduct business, and voted in support of the shareholder initiatives concerning the maximization of shareholder value.

Other (Non-Routine) Proposals: Non-routine proposals, introduced by company management or shareholders, are examined on a case-by-case basis. These are often more complex structural changes to a company such as a reorganization or merger, in which a variety of issues are considered including the benefits to shareholders’ existing and future earnings, preservation of shareholder value, financial terms of the transaction and the strategic rationale for the proposal. The following are examples of proposals that are voted on a case-by-case basis:

•	Reorganizations/Restructurings

•	Amendments to the Articles of Association

•	Non-Executive Director Compensation Proposals (cash and share based components)

•	Increasing Borrowing Powers

•	Debt Issuance Requests

Voting Process

Acadian has appointed the head of Operations to act as Proxy Coordinator. The Proxy Coordinator acts as coordinator with Risk Metrics including ensuring proxies Acadian is responsible to vote are forwarded to Risk Metrics, overseeing that Risk Metrics is voting assigned client accounts and maintaining appropriate authorization and voting records.

After Risk Metrics is notified by the custodian of a proxy that requires voting and/or after Risk Metrics cross references their database with a routine download of Acadian holdings and determines a proxy requires voting, Risk Metrics will review the proxy and make a voting proposal based on the recommendations provided by their research group. Any electronic proxy votes will be communicated to the proxy solicitor by Risk Metrics Global Proxy Distribution Service and ADP’s Proxy Edge Distribution Service, while non-electronic ballots, or paper ballots, will be faxed, telephoned or sent via Internet. Risk Metrics assumes responsibility for the proxies to be transmitted for voting in a timely fashion and maintains a record of the vote, which is provided to Acadian on a monthly basis. Acadian will make votes available to all separately managed accountholders upon request and will communicate votes to all mutual fund clients no less frequently than once a year.

Proxy Voting Record

Acadian’s Proxy Coordinator will maintain a record containing the following information regarding the voting of proxies: (i) the name of the issuer, (ii) the exchange ticker symbol, (iii) the CUSIP number, (iv) the shareholder meeting date, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how Acadian/ Risk Metrics voted the proxy (for, against, abstained), and (viii) whether the proxy was voted for or against management.

•	BlackRock Financial Management, Inc.

BlackRock has adopted policies and procedures (“Proxy Voting Procedures”) with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund for which it acts as a subadviser. Pursuant to these Proxy Voting Procedures, BlackRock’s primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that BlackRock believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that BlackRock considers the interests of its clients, including the Funds, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock’s interest and those of its clients are properly addressed and resolved.

BlackRock’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Committee”), addresses proxy voting issues on behalf of BlackRock and its clients. The Committee is comprised of senior members of BlackRock’s Portfolio Management Group and advised by BlackRock’s Legal and Compliance Department.

The Committee has the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee seeks to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee also oversees the overall administration of proxy voting for BlackRock accounts.

The Committee establishes BlackRock’s proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a “right” way to vote proxies on any given issue applicable to all facts and circumstances, the Committee is also responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.

The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and require a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues. BlackRock believes that certain proxy voting issues – such as approval of mergers and other significant corporate transactions – require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers). (The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.)

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for BlackRock’s clients, on how best to maximize economic value in respect of a particular investment.

To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services. BlackRock has currently retained Risk Metrics Group, Inc. in that role. Risk Metrics Group, Inc. is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

BlackRock’s Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, BlackRock generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, BlackRock will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override this policy if it determines that such action is in the best interests of a Fund.

From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a “BlackRock Affiliate”), or a money management or other client of BlackRock (a “BlackRock Client”). In such event, provided that the Committee is aware of the real or potential conflict, the following procedures apply:

The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients. If, however, the matter to be voted on represents a non-routine matter that is material to a BlackRock Affiliate or a BlackRock Client and the Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock’s clients; and if the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee will determine how to vote the proxy after consulting with the BlackRock Portfolio Management Group and/or the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client’s best interest notwithstanding the conflict.

•	Broadmark Asset Management, LLC

Statement of Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Broadmark has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures. Broadmark may retain a third party to assist it in coordinating and voting proxies with respect to client securities.

Proxy Voting Procedures

All proxies received by Broadmark will be sent to the Portfolio Manager. The Portfolio Manager will:

•	Keep a record of each proxy received;

•	Determine which accounts managed by Broadmark hold the security to which the proxy relates;

•

Obtain a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which Broadmark must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

•

Absent material conflicts (see the Disclosure Section below), the Portfolio Manager will determine how Broadmark should vote the proxy and is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

•

Broadmark may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, the Compliance Officer will monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

Voting Guidelines

In the absence of specific voting guidelines from the client, Broadmark will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Broadmark believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

•

Generally, Broadmark will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

•

Generally, Broadmark will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

For other proposals, Broadmark shall determine whether a proposal is in the best interests of it clients and may take into account the following factors, among others:

•	whether the proposal was recommended by management and Broadmark’s opinion of management;

•	whether the proposal acts to entrench existing management; and

•	whether the proposal fairly compensates management for past and future performance.

Conflicts of Interest

The Chief Investment Officer with the Portfolio Manager will identify any conflicts that exist between the interests of Broadmark and its clients. This examination will include a review of the relationship of Broadmark and its affiliates with the issuer of each security and any of the issuer’s affiliates to determine if the issuer is a client of Broadmark or an affiliate of Broadmark or has some other relationship with Broadmark or a client of Broadmark.

If a material conflict exists, Broadmark will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Broadmark will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Broadmark determines it has a material conflict that affects its best judgment as an ERISA fiduciary, Broadmark will give the ERISA client the opportunity to vote the proxies themselves.

•	Cedar Ridge Partners, LLC

Cedar Ridge shall vote proxies related to securities held by any client in a manner that is in the best interest of the client. Cedar Ridge shall consider only those factors that relate to the client’s investment, including how its vote will economically impact and affect the value of the client’s investment (keeping in mind that, after conducting an appropriate cost-benefit analysis, not voting at all on a presented proposal may be in the best interest of the client).

Proxy votes generally will be cast in favor of proposals that maintain or strengthen the company’s business prospects, including but not limited to the quality of earnings, income, and cash flow, and maintain or increase overall enterprise value. Proxy votes generally will be cast against proposals having the opposite effect. In voting on each and every issue, Cedar Ridge shall vote in a prudent and timely fashion and only after a careful evaluation of the issue(s) presented on the ballot.

In exercising its voting discretion, Cedar Ridge shall avoid any direct or indirect conflict of interest raised by such voting decision. Cedar Ridge will provide adequate disclosure to the client if any substantive aspect or foreseeable result of the subject matter to be voted upon raises an actual or potential conflict of interest to Cedar Ridge or the business of Cedar Ridge. After informing the client of any potential conflict of interest, Cedar Ridge will take appropriate action.

Cedar Ridge shall keep certain records required by applicable law in connection with its proxy voting activities for clients and shall provide proxy-voting information to clients upon their written or oral request.

The following proposals will generally be voted as indicated below:

Corporate Governance Matters

1.	General

A. Generally, routine management proposals will be supported. The following are examples of routine management proposals:

•	Approval of financial statements, director and auditor reports.

•	General updating/corrective amendments to the charter.

•	Proposals related to the conduct of the annual meeting, except those proposals that relate to the “transaction of such other business which may come before the meeting.”

B. Proposals requiring confidential voting and independent tabulation of voting results will be supported.

C. Proposals requiring a U.S. company to have a separate Chairman and CEO will not be supported.

D. Proposals by management of non-U.S. companies regarding items that are clearly related to the regular course of business will be supported.

E. Proposals to require the company to expense stock options will be supported.

F. Open-ended requests for adjournment generally will not be supported. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this Policy to be carried out (i.e. an uncontested corporate transaction), the adjournment request will be supported.

G. Proposals requiring that the company prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders generally will not be supported.

2.	Election of Directors

A. In situations where no conflict exists and where no specific governance deficiency has been noted, proxies will be voted in support of nominees of management.

B. The following proposals generally will be supported:

•	Proposals requiring that a certain percentage (up to 66 2/3%) of the company’s board members be independent directors.

•	Proposals requiring that members of the company’s compensation, nominating and audit committees be comprised of independent or unaffiliated directors.

C. A withhold vote generally will be made in the following circumstances:

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If a nominee who is interested is standing for election as a member of the company’s compensation, nominating or audit committees; A director nominee may be deemed to be interested if the nominee has, or any time during the previous five years had, a relationship with the issuer (e.g., investment banker, counsel or other professional service provider, or familial relationship with a senior officer of the issuer) that may impair his or her independence;

•	A direct conflict exists between the interests of the nominee and the public shareholders;

•	A nominee has failed to attend at least 75% of board meetings within a given year without a reasonable excuse; or

•	A nominee serves on the board of directors for more than six companies (excluding investment companies).

3.	Anti-Takeover Matters

A. Proposals to modify or rescind existing supermajority vote requirements to amend the charter or bylaws generally will be supported; proposals to amend bylaws to require a supermajority shareholder vote to pass or repeal certain provisions generally will not be supported.

B. Proposals requiring shareholder approval or ratification of a shareholder rights plan or poison pill will be supported.

Capitalization Changes

The following proposals generally will be voted as indicated below.

1.	The following proposals generally will be supported:

•	Proposals to create a new class of preferred stock or for issuances of preferred stock.

•	Proposals to reduce the number of authorized shares of preferred stock, or to eliminate classes of preferred stock.

2.	The following proposals generally will not be supported (notwithstanding management support).

•	Proposals relating to capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

Compensation

The following proposals generally will be voted as indicated below.

1.	The following proposals generally will be supported:

•	Proposals relating to director fees, provided the amounts are not excessive relative to other companies in the country or industry.

•	Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

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Proposals for the establishment of employee stock option plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

•	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.

Blanket proposals requiring shareholder approval of all severance agreements generally will not be supported, however, proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported.

3.	Blanket proposals requiring shareholder approval of executive compensation generally will not be supported.

•	Conestoga Capital Advisors, LLC

It is the policy of CCA to vote Fund proxies in the interest of maximizing shareholder value. To that end, CCA will vote in a way that it believes consistent with its fiduciary duty, will cause the value of shares of the Fund to increase the most or decline the least. Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote. Any general or specific proxy voting guidelines provided by the Investment Advisor in writing will supersede this policy.

Procedures for Identification and Voting of Proxies. CCA’s proxy voting procedures are designed to enable CCA to resolve material conflicts of interest with clients before voting their proxies in the interest of shareholder value. CCA maintains a list of all clients for which it votes proxies either in hard copy or electronically, which is updated by the Proxy Administrator. The Proxy Administrator attempts to assess any material conflicts between CCA’s interests and those of the Fund with respect to proxy voting as described below.

The Proxy Administrator shall receive all proxy voting materials and will be responsible for ensuring that proxies are voted and submitted in a timely manner. Where applicable, the Proxy Administrator votes proxies in accordance with the Fund’s written instructions.

CCA is not required to vote every client proxy and such should not necessarily be construed as a violation of CCA’s fiduciary obligations. CCA shall at no time ignore or neglect its proxy voting responsibilities. However, there may be times when refraining from voting is in the client’s best interest. CCA may abstain from voting if it deems such abstinence in the Fund’s best interests. The rationale for “abstain” votes will be documented and the documentation will be maintained in the permanent file. The Proxy Administrator is responsible for conducting the proxy voting cost-benefit analysis in those certain situations in which CCA believes it may be in its clients’ best interest for CCA not to vote a particular proxy. The Proxy Administrator shall maintain documentation of any cost/benefit analysis with respect to client proxies that were not voted by CCA.

If the Proxy Administrator detects a conflict of interest, the Proxy Administrator will, as soon as practicable, convene the Proxy Voting Committee (the “Committee”). The Proxy Administrator will identify for the Committee the issuer and proposal to be considered, the conflict of interest that has been detected, and the vote he believes is in the interest of shareholder value and the reasons why. The members of the Committee will then consider the proposal by reviewing the proxy voting materials and any additional documentation a member(s) feels necessary in determining the appropriate vote.

Upon the provision of a reasonable amount of time to consider the proposal, each member of the Committee will in turn announce to the Committee his decision on whether CCA will vote for or against the proposal. Members of the Committee are prohibited from abstaining for the Committee vote and are prohibited from recommending that CCA refrain from voting on the proposal, although “abstain” votes are permitted. The Secretary will record each member’s vote and the rationale for his decision.

If all members of the Committee have voted in the same direction on the proposal, all of CCA’s proxies for that proposal will be voted in such direction. If a unanimous decision cannot be reached by the Committee, CCA will, at its expense, engage the services of an outside proxy voting service or consultant who will provide an independent recommendation on the direction in which CCA should vote on the proposal. The proxy voting service’s or consultant’s determination will be binding on CCA.

In the event that CCA votes the same proxy in two directions, it shall maintain documentation to support its voting in the permanent file. This may occur if a client requires CCA to vote a certain way on an issue, while CCA deems it beneficial to vote in the opposite direction for its other clients.

Conflicts of Interest. Although CCA has not currently identified any material conflicts of interest that would affect its proxy voting decisions, it is aware of the potential for future conflicts of interest. Upon the detection of a material conflict of interest, the procedure described above will be followed.

CCA realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its employees to notify the Proxy Administrator of any material conflict that may impair CCA’s ability to vote proxies in an objective manner. Upon such notification, the Proxy Administrator will notify the Chief Compliance of the conflict who will recommend an appropriate course of action.

The Proxy Administrator will, on an annual basis, report to the CCO all conflicts of interest that arise in connection with the performance of CCA’s proxy-voting obligations (if any), and any conflicts of interest that have come to his attention (if any).

Disclosure. CCA will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) regulatory requirements.

Proxy Solicitation. As a matter of practice, it is CCA’s policy to not reveal or disclose to any client how CCA may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. CCA will never disclose such information to unrelated third parties.

The Proxy Administrator is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of clients. At no time may any employee accept any remuneration in the solicitation of proxies. The Proxy Administrator shall handle all responses to such solicitations.

•	Emerald Mutual Fund Advisers Trust

In instances in which Emerald may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies, the Funds Board will be advised of the conflict and, if appropriate, approve any proposal to vote fund shares made by Emerald. The voting policies set forth below apply to all proxies Emerald is entitled to vote. It is Emerald’s policy to vote all such proxies. Through the proxy voting process, Emerald seeks to select proper directors and ensure that these directors have properly supervised management, and resolve issues of natural conflict between shareholders and managers, including but not limited to issues concerning appropriate compensation, corporate expansion, dividend policies, free cash flow, various restrictive corporate governance and control issues, and preserving integrity.

In voting proxies, Emerald considers those factors, which would affect the value of the investment and votes in the manner which, in its view, will best serve the economic interest of the Funds’ shareholders. Consistent with this objective, Emerald exercises its vote in an activist pro-shareholder manner in accordance with the following policies.

Boards of Directors: Emerald will generally vote in favor of resolutions: requiring a majority of outside directors; requiring audit, compensation and nominating committees be comprised exclusively of outside directors; and creating shareholder advisory committees.

Selection of Accountants: Emerald will generally support a rotation of accountants to provide a truly independent audit. This rotation should generally occur every 4-5 years.

Incentive Stock Plans: Emerald will generally vote against all excessive compensation and incentive stock plans which are not performance related.

Corporate Restructuring Plans or Company Name Changes: Emerald will generally evaluate proposals regarding corporate restructuring or company name changes on a case-by-case basis.

Annual Meeting Location: This topic normally is brought forward by minority shareholders, requesting management to hold the annual meeting somewhere other than where management desires. Emerald normally votes with management, except in those cases where management seeks a location to avoid their shareholders.

Preemptive Rights: This is usually a shareholder request enabling shareholders to participate first in any new offering of common stock. Emerald generally does not feel that preemptive rights would add value to shareholders and, therefore, it would vote against such shareholder proposals.

Mergers and/or Acquisitions: Each merger and/or acquisition has numerous ramifications for long term shareholder value. After in-depth valuation, Emerald will vote its shares on a case-by-case basis.

Corporate Governance Issues: These issues include those areas where voting with management may not be in the best interest of the institutional investor. Generally, these proposals will be examined on a case-by-case basis.

Provisions Restricting Shareholder Rights: These provisions would hamper shareholders’ ability to vote on certain corporate actions, such as changes in the bylaws, greenmail, poison pills, recapitalization plans, golden parachutes, and on any item that would limit shareholders’ rights to nominate, elect, or remove directors. These items can change the course of the corporation overnight and shareholders should have the right to vote on these critical issues. Emerald will vote against management proposals to implement such restrictions and vote for shareholder proposals to eliminate them.

Anti-Shareholder Measures: These are measures designed to entrench management so as to make it more difficult to effect a change in control of the corporation. They are normally not in the best interests of shareholders since they do not allow for the most productive use of corporate assets.

1.

Classification of the Board of Directors: A classified board is one in which directors are not elected in the same year rather their terms of office is staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors. Emerald will vote against proposals to classify the board and support proposals (usually shareholder initiated) to implement annual elections of the board.

2.

Shareholder Rights Plans (Poison Pills): Anti-acquisition proposals of this sort come in a variety of forms. In general, issuers confer contingent benefits of some kind on their common stockholders. The most frequently used benefit is the right to buy shares at discount prices in the event of defined changes in corporate control. Emerald will vote against proposals to adopt Shareholder Rights Plans, and vote for shareholder proposals eliminating such plans.

3.

Unequal Voting Rights: A takeover defense, also known as superstock, which gives holders disproportionate voting rights. Emerald adheres to the One Share, One Vote philosophy, as all holders of common equity must be treated fairly and equally. Emerald will vote against proposals creating different classes of stock with unequal voting privileges.

4.

Supermajority Clauses: These are implemented by management requiring that an overly large amount of shareholders (66-95% of shareholders rather than a simple majority) approve business combinations or mergers, or other measures affecting control. This is another way for management to make changes in control of the company more difficult. Emerald will vote against management proposals to implement supermajority clauses and support shareholder proposals to eliminate them.

5.

Fair Price Provisions: These provisions allow management to set price requirements that a potential bidder would need to satisfy in order to consummate a merger. The pricing formulas normally used are so high that the provision makes any tender offer prohibitively expensive. Therefore, their existence can foreclose the possibility of tender offers and hence, the opportunity to secure premium prices for holdings. Emerald will vote against management proposals to implement fair price provisions and vote for shareholder proposals to eliminate them. Caveat: Certain fair price provisions are legally complex and require careful analysis and advice before concluding whether or not their adoption would serve shareholders’ interests.

6.

Increases in Authorized Shares and/or Creation of New Classes of Common and Preferred Stock: Emerald will support management in connection with a resolution to increase the number of authorized shares if management has a stated purpose for the increase. Under normal circumstances, this would include stock splits, stock dividends, stock option plans, and for additional financing needs. However, in certain circumstances, it is apparent that management is proposing these increases as an anti-takeover measure. When used in this manner, share increases could inhibit or discourage stock acquisitions by a potential buyer, thereby negatively affecting a fair price valuation for the company. Therefore, Emerald, on a case-by-case basis, will vote against management if it attempts to increase the amount of shares that it is authorized to issue if the intention is to use the excess shares to discourage a beneficial business combination. One way to determine if management intends to abuse its right to issue shares is if the amount of authorized shares requested is double the present amount of authorized shares. In connection with creating new classes of stock, managements have proposed authorizing shares of new classes of stock, usually preferreds, in order that the board is able to issue them at its discretion. The board may also be granted the discretion to determine the dividend rate, voting privileges, redemption provisions, conversion rights, etc. without approval of the shareholders. These “blank check” issues are designed specifically to inhibit a takeover, merger, or accountability to its shareholders. Therefore, Emerald would vote against management in allowing the board the discretion to issue any type of “blank check” stock without shareholder approval.

7.

Directors and Management Liability and Indemnification: These proposals are a result of the increasing cost of insuring directors and top management against lawsuits. Generally, managements propose that the liability of directors and management be either eliminated or limited. Shareholders must have some recourse for losses that are caused by negligence on the part of directors and management. Therefore directors and management should be responsible for their fiduciary duty of care towards the company. The Duty of Care is defined as the obligation of directors and management to be diligent in considering a transaction or in taking or refusing to take a corporate action. Emerald will, on a case-by-case basis, vote against attempts by management to eliminate directors and management liability for breaches of their Duty of Care.

8.

Compensation Plans (Incentive Plans): Management occasionally will propose to adopt an incentive plan which will become effective in the event of a takeover or merger. These plans are commonly known as “golden parachutes” or “tin parachutes” as they are specifically designed to grossly or unduly benefit a select few in management who would most likely lose their jobs in an acquisition. Shareholders should be allowed to vote on all plans of this type. On a case-by-case basis, Emerald will vote against attempts by management to adopt proposals that are specifically designed to grossly or unduly benefit members of executive management in the event of an acquisition.

9.	Greenmail: Emerald will vote for any shareholder resolution that would eliminate the possibility of the payment of greenmail.

10.

Cumulative Voting: Cumulative voting entitles stockholders to as many votes as equal the number of shares they own multiplied by the number of directors being elected. According to this set of rules, a shareholder can cast all votes towards a single director, or any two or more. This is a proposal usually made by a minority shareholder seeking to elect a director to the board who sympathizes with a special interest. It also can be used by management that owns a large percentage of the company to ensure that their appointed directors are elected. Cumulative voting tends to serve special interests and not those of shareholders; therefore, Emerald will vote against any proposals establishing cumulative voting and for any proposal to eliminate it.

11.

Proposals Designed to Discourage Mergers & Acquisitions In Advance: These provisions direct board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc., would have to be considered along with those of the shareholders. Directors should not allow other considerations to dilute or deviate from the interests of shareholders. Emerald will vote against proposals that would discourage the most productive use of corporate assets in advance.

12.

Confidential Voting: A company that does not have a secret ballot provision has the ability to see the proxy votes before the annual meeting. In this way, management is able to know before the final outcome how its proposals are being accepted. If a proposal is not going its way, management has the ability to call shareholders to attempt to convince them to change their votes. Elections should take place in a normal democratic process which includes the secret ballot. Elections without the secret ballot can lead to coercion of shareholders, employees, and other corporate partners. Emerald will vote for proposals to establish secret ballot voting.

13.

Disclosure: Emerald will vote against proposals that would require any kind of unnecessary disclosure of business records. Emerald will vote for proposals that require disclosure of records concerning unfair labor practices or records dealing with the public safety.

14.

Changing the State of Incorporation: If management sets forth a proposal to change the state of incorporation, the reason for the change is usually to take advantage of another state’s liberal corporation laws, especially regarding mergers, takeovers, and anti-shareholder measures. Many companies view the re-domestication in another jurisdiction as an opportune time to put new anti-shareholder measures on the books or to purge their charter and bylaws of inconvenient shareholder rights. Emerald, on a case-by-case basis, will vote against proposals changing the state of incorporation for the purpose of their anti-shareholder provisions and will support shareholder proposals calling for reincorporation into a jurisdiction more favorable to shareholder democracy.

15.

Equal Access to Proxy Statements: Emerald supports stockholders rights to equal access to the proxy statement, in the same manner that management has access. Stockholders are the owners of a corporation and should not be bound by timing deadlines and other obstacles that presently shareholders must abide by in sponsoring proposals in a proxy statement. The board should not have the ability to arbitrarily prevent a shareholder proposal from appearing in the proxy statement. Emerald will support any proposal calling for equal access to proxy statements.

16.

Abstention Votes: Emerald supports changes in the method of accounting for abstention votes. Abstention votes should not be considered as shares “represented” or “cast” at an annual meeting. Only those shares cast favoring or opposing a proposal should be included in the total votes cast to determine if a majority vote has been achieved. Votes cast abstaining should not be included in total votes cast. Emerald will support any proposal to change a company’s by-laws or articles of incorporation to reflect this view of accounting for abstention votes.

Other Issues: On other major issues involving questions of community interest, moral and social concern, fiduciary trust, and respect for the law such as: human rights, nuclear issues, defense issues, and social responsibility, Emerald, in general, will support the position of management. Exceptions to this policy include:

South Africa: Emerald will actively encourage those corporations that have South African interests to adopt and adhere to the Statement of Principles for South Africa, formerly known as the Sullivan Principles, and to take further actions to promote responsible corporate activity.

Northern Ireland: Emerald will actively encourage U.S. companies in Northern Ireland to adopt and adhere to the MacBride Principles and to take further actions to promote responsible corporate activity.

•	First Western Investment Management, Inc.

First Western Investment Management, Inc., as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting, and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies, and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Responsibility

The senior operations administrator along with the portfolio manager, have the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures, and record keeping, including outlining our voting guidelines in our procedures.

Procedure

First Western Investment Management, Inc. has adopted procedures to implement the firm’s policy and reviews to monitor and insure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Voting Procedures

All employees will forward any proxy materials received on behalf of clients to the senior operations administrator;

The senior operations administrator will determine which client accounts hold the security to which the proxy relates;

Absent material conflicts, a senior portfolio manager will determine how First Western Investment Management, Inc. should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.

Voting Guidelines

In the absence of specific voting guidelines from the client, First Western Investment Management, Inc. will vote proxies in the best interests of each particular client. First Western Investment Management, Inc.’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on First Western Investment Management, Inc.’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

First Western Investment Management, Inc. will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditors non-audit services.

First Western Investment Management, Inc. will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.

In reviewing proposals, First Western Investment Management, Inc. will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.

Conflicts of Interest

First Western Investment Management, Inc. will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of First Western Investment Management, Inc. with the issuer of each security to determine if First Western Investment Management, Inc. or any of its employees has any financial, business or personal relationship with the issuer.

If a material conflict of interest exists, the senior operations administrator will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

First Western Investment Management, Inc. will maintain a record of the voting resolution of any conflict of interest.

•	Hoover Investment Management Co., LLC

Hoover’s Proxy Voting Policy is designed to assure that proxies are voted in the best interests of its clients (including the Forward Small Cap Equity Fund). Hoover considers the voting of proxies an integral part of the investment decision-making process, which has the potential to affect the economic value of a security both in the short run and in the long run. Hoover has engaged the services of a third party, Glass, Lewis & Co., for assistance in collecting and voting proxies according to established guidelines adopted by Hoover and maintaining records of votes cast on behalf of clients. Hoover retains final authority and fiduciary responsibility for all proxy voting.

While many proxy proposals concern routine matters and can be voted in accordance with the guidelines, some proposals may require special consideration. Hoover’s Operations Manager (also the Proxy Officer), the portfolio manager and the relevant analyst will be responsible for reviewing these proxies.

Routine Business. Hoover will generally vote with management on most routine business matters. With regard to certain specific issues such as election of Directors, appointment of accountants and proposals to authorize additional common or preferred stock unless management’s clear intent is to thwart a takeover, Hoover generally votes with management.

Corporate Governance. Hoover generally votes against management on certain corporate governance issues that it believes may present a conflict between the interests of management and the interests of shareholders.

Social and Political Issues. Generally, Hoover votes against such proposals, unless it can be clearly shown that there would be a positive economic benefit from them.

Conflicts of Interest. Hoover is sensitive to conflicts of interest that may arise in the proxy decision-making process and will seek to resolve all conflicts in the collective best interests of its clients. Voting in accordance with the guidelines described above will generally prevent any conflicts that may appear to exist from affecting its voting. However, if (i) a proposal is not covered by the guidelines or (ii) a portfolio manager seeks to vote contrary to the guidelines, the Proxy Officer will inquire whether Hoover or the portfolio manager deciding how to vote has any interests that could be viewed as potentially conflicting with the interests of its clients. If there are any potential conflicts, the Proxy Officer will consult with other Hoover senior management and, as appropriate, an independent consultant or outside counsel to determine what votes on those proposals would be in the collective best interest of its clients.

•	Lazard Asset Management LLC

As a fiduciary, LAM is obligated to vote proxies in the best interests of its clients. LAM has adopted a written policy (the “Policy”) that is designed to ensure that it satisfies its fiduciary obligation. LAM has developed a structure to attempt to ensure that proxy voting is conducted in an appropriate manner, consistent with clients’ best interests, and within the framework of the Policy.

LAM manages assets for a variety of clients, including individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, investment companies, and other collective investment vehicles. Absent specific guidelines provided by a client, LAM’s policy is to vote proxies on a given issue the same for all of its clients. The Policy is based on the view that, in its role as investment adviser, LAM must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and that the votes it casts on behalf of all its clients are intended to accomplish that objective.

Procedures:

Administration and Implementation of Proxy Voting Process. LAM’s proxy-voting process is administered by its Proxy Operations Department (“ProxyOps”), which reports to LAM’s Chief Operating Officer. Oversight of the process is provided by LAM’s Legal/Compliance Department and by a Proxy Committee consisting of senior LAM officers. To assist it in its proxy-voting responsibilities, LAM currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. (“ISS”), one of the world’s largest providers of proxy-voting services. ISS provides LAM with its independent analysis and recommendation regarding virtually every proxy proposal that LAM votes on behalf of its clients, with respect to both U.S. and non-U.S. securities.

LAM’s Proxy Committee has approved specific proxy voting guidelines regarding the most common proxy proposals (the “Approved Guidelines”). These Approved Guidelines provide that LAM should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis. LAM believes that its portfolio managers and global research analysts with knowledge of the company (“Portfolio Management”) are in the best position to evaluate the impact that the outcome of a given proposal will have on long-term shareholder value. Therefore, ProxyOps seeks Portfolio Management’s recommendation on all proposals to be considered on a case-by-case basis. Portfolio Management is also given the opportunity to review all proposals (other than routine proposals) where the Approved Guideline is to vote for or against, and, in compelling circumstances, to overrule the Approved Guideline, subject to the Proxy Committee’s final determination. The Manager of ProxyOps may also consult with LAM’s Chief Compliance Officer or the Proxy Committee concerning any proxy agenda or proposal.

Types of Proposals. Shareholders receive proxies involving many different proposals. Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company’s name. Other proposals are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions, and social or political issues. The Policy lists the Approved Guidelines for the most common proposals. New or unusual proposals may be presented from time to time. Such proposals will be presented to Portfolio Management and discussed with the Proxy Committee to determine how they should be voted, and an Approved Guideline will be adopted if appropriate.

Conflicts of Interest. The Policy recognizes that there may be times when meeting agendas or proposals create the appearance of a material conflict of interest for LAM. Should the appearance of such a conflict exist, LAM will seek to alleviate the conflict by voting consistent with an Approved Guideline (to vote for or against), or, in situations where the Approved Guideline is to vote case-by-case, with the recommendation of an independent source, currently Institutional Shareholder Services (“ISS”). If the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, LAM will obtain a recommendation from a third independent source that provides proxy voting advisory services, and will defer to the majority recommendation. If a third independent source is not available, LAM will follow the recommendation of ISS’s Proxy Advisor Service.

•	Los Angeles Capital Management

I. INTRODUCTION

Los Angeles Capital Management (LACM) has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940. Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).

II. STATEMENT OF POLICIES AND PROCEDURES

A.	Client’s Best Interest

LACM’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients. We are able to accomplish this by employing Glass, Lewis & Co. to act as an independent voting agent on our behalf, thereby minimizing any conflicts that could arise. Glass, Lewis & Co. provides objective proxy analysis, voting recommendations and manages the operational end of the process, ensuring compliance with all applicable laws and regulations.

B.	Case-by-Case Basis

Although we have established guidelines which were developed in conjunction with Glass, Lewis & Co., and we have a pre-determined voting policy, we retain the right to ultimately cast each vote on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement and all other relevant facts and circumstances at the time of the vote.

C.	Conflicts of Interest

LACM has not identified any conflicts of interest that would effect the proxy voting process. If at any time a material conflict arises it would be resolved in the best interest of clients. We believe by employing Glass, Lewis & Co. to monitor and vote all proxies on our behalf, we are able to minimize the extent to which there may be a material conflict between LACM’s interests and those of our clients. Most votes are based on a pre-determined policy while case by case votes are made by utilizing recommendations of Glass, Lewis & Co.

D.	Limitations

1. Limited Value: LACM reserves the right to abstain from voting a client proxy if it concludes that the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

2. Special Considerations: Certain accounts may warrant specialized treatment in voting proxies. Contractual stipulations and individual client direction will dictate how voting will be done in these cases.

a. Mutual Funds

(1)	Proxies will be voted in accordance with the requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940.[4]

(2)	Proxies of portfolio companies voted will be subject to any applicable investment restrictions of the fund.

(3)	Proxies of portfolio companies will be voted in accordance with any resolutions or other instructions approved by authorized persons of the fund.

b. ERISA Accounts

(1)	Responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.

(2)

From time to time, LACM may engage in active monitoring and communications with the issuer with respect to ERISA accounts, particularly while maintaining a long-term or relatively illiquid investment in the issuer. This may be achieved through a variety of means, including exercising the legal rights of a shareholder.

3. Securities Lending Arrangements: LACM will not vote proxies for securities that participate in a securities lending program and are out on loan.

4. Shareblocking: LACM will abstain from voting shares of securities in a country that participates in shareblocking because it is disruptive to the management of the portfolio.

E.	Client Direction

LACM recognizes that a client may issue directives regarding how particular proxy issues are to be voted for the client’s portfolio holdings. LACM will require that the contract provides for such direction including instructions as to how those votes will be managed in keeping with the client’s wishes particularly when it is different from the adviser’s policies and procedures.

F.	Basis for Formulation

LACM has developed procedures and proxy voting guidelines that outline the general principals and philosophy behind our proxy voting program. Specifically, LACM has contracted to have Glass, Lewis & Co. manage the proxy voting for all of the firm’s accounts. In addition, LACM has created and adopted a procedures statement and a guideline statement which it has instructed Glass, Lewis & Co. to implement.

LACM may also incorporate information gathered from other sources beyond Glass, Lewis & Co. These include:

1. Source of Information. The adviser may conduct research internally and/or use the resources of an independent research consultant.

2. Information. The adviser’s policies and procedures may be based on the following information: legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, e.g. Fortune 500 companies.

G.	Shareholder Activism

The firm does not actively engage in shareholder activism, such as dialogue with management with respect to pending proxy voting issues.

III. RESPONSIBILITY AND OVERSIGHT

A.

Designated Individual or Committee LACM has designated the Director of Operations the responsibility for administering the proxy voting process, and the Chief Compliance Officer the responsibility for its oversight. In addition a Proxy Committee formally approves and reviews all proxy guidelines and meets to discuss any material issues regarding the proxy voting process.

B.	Duties of the Director of Operations, Chief Compliance Officer and/or the Proxy Committee.

1. Develop, authorize, implement and update the policies and procedures;

2. Oversee the proxy voting process;

3. Monitor legislative and corporate governance developments and coordinate any corporate or other communication related to proxy issues;

4. Engage and oversee the third-party vendor, Glass, Lewis & Co., to review, monitor, and/or vote proxies;

5. The committee will meet as necessary to fulfill its responsibilities.

IV. PROCEDURES

A.	Client Direction LACM’s responsibility for voting proxies are determined generally by the obligations set forth under each advisory contract.

1. ERISA Accounts Voting ERISA client proxies is a fiduciary act of plan asset management that must be performed by the adviser, unless the voting right is retained by a named fiduciary of the plan. (DOL Bulletin 94-2)

2. Change in Client Direction. LACM, while accepting direction from clients on specific proxy issues for their own account, reserves the right to maintain its standard position on all other client accounts.

B.	Process of Voting Proxies

1. Obtain Proxy Registered owners of record, e.g. the trustee or custodian bank, that receive proxy materials from the issuer or its information agent, or an ERISA plan are instructed to sign the proxy in blank and forward it directly to Glass, Lewis & Co., the voting delegate.

a. Securities Lending. LACM may recall securities that are part of a securities lending program for materially important votes.

2. Match Each proxy received is matched to the securities to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies within a reasonable time.

3. Categorize Each proxy is reviewed and categorized according to issues and the proposing parties.

4. Conflicts of Interest If the proxy committee identifies a potential conflict of interest between LACM and one of its clients, we will notify the client. Upon notifying the client of the conflict and unless the client issues a specific directive to LACM on how to vote, LACM will vote in accordance with a pre-determined policy based on the recommendations of Glass, Lewis & Co. If the client issues a directive that clearly creates a conflict of interest for LACM, the client will be given two options. One option will be to vote its own proxy on that issue and the other will be to turn the decision over to another independent third party to vote.

5. Vote Glass, Lewis & Co. then votes the proxy in accordance with the firm’s policies and procedures and returns the voted proxy to the issuer or its information agent.

6. Review Glass, Lewis & Co. has the responsibility to ensure that materials are received by LACM in a timely manner. In addition they monitor and reconcile on a regular basis the proxies received against holdings on the record date of client accounts over which we have voting authority. This ensures that all shares held on the record date, and for which a voting obligation exists, are voted.

C.	Voting Delegate. LACM has engaged Glass, Lewis & Co. as a service provider to assist with administrative functions.

1 . Documentation LACM will document its decision to delegate its voting authority to a third party. Glass, Lewis & Co. will notify LACM of any material changes to its conflict procedures.

2. Final Authority Despite the relationship with Glass, Lewis & Co., LACM retains final authority and fiduciary responsibility for proxy voting.

3. Consistency LACM has verified that Glass, Lewis & Co.’s procedures are consistent with LACM’s policies and procedures.

4. Reports Glass, Lewis & Co. uses an online system where LACM has access to all proxy ballots and votes, therefore, we are able to generate any report, as needed, at any time.

•	Netols Asset Management Inc.

NAM’s proxy voting policy is designed to provide reasonable assurance that proxies are voted in the Fund’s best economic interest. NAM votes proxies for its portion of the Forward Legato Fund pursuant to the authority granted in the sub-advisory agreement between NAM and Forward Management, or as granted by written direction from Forward Management. The President of NAM is responsible for voting Fund proxies.

Conflicts of Interest. If NAM encounters a material conflict in voting Fund proxies, NAM will seek to resolve the conflict before voting the proxy. Material conflicts of interest are defined as those conflicts that, in the opinion of the President of NAM, a reasonable investor would view as important in making a decision regarding how to vote a proxy.

NAM maintains a list, which its CCO regularly updates, of those business relationships between NAM and other parties that are deemed to be material and may result in a conflict with respect to a future proxy contest. In addition, all employees are required to disclose all personal and familial relationships that may present a material conflict of interest with respect to a future proxy contest.

Unless the Investment Advisor requests otherwise, NAM will take one of the following actions to ensure the proxy voting decision is based on the Fund’s best interests and is not a result of the conflict.

1.	Engage an independent party to determine how to vote the proxy;

2.

Prepare a report that (i) describes the conflict of interest; (ii) discusses procedures used to address such conflict of interest; (iii) discloses any contacts from outside parties (other than routine communications from proxy solicitors) regarding the proposal; and (iv) confirms that the recommendation was made solely on the investment merits and without regard to any other consideration. The completed report will be forwarded to the CCO, who will ensure the affected proxy is voted in accordance with such report;

3.	Refer the proxy to the Fund’s Investment Advisor; or

4.	Disclose the conflict to the affected Fund and seek their consent to vote the proxy prior to casting the vote.

Voting Guidelines. NAM strives to vote all proxies in the best economic interests of the Fund and in such a manner that will increase shareholder value. In evaluating a particular proxy proposal, NAM takes into consideration, among other items:

1.	NAM’s determination of whether the proxy proposal will create dilution for shareholders;

2.	NAM’s determination of how the proxy proposal will impact the Fund;

3.	The period of time over which shares of the company are expected to be held in the Fund’s portfolio;

4.	The size of the position;

5.	The costs involved in the proxy proposal; and

6.	Management’s assertions regarding the proxy proposal.

Proxy Proposals Regarding Business Operations Matters. NAM generally supports management’s recommendations on proxy issues related to business operations matters (i.e., not related to compensation or control matters), since management’s ability is a key factor NAM considers in selecting equity securities for the Fund’s portfolio. NAM believes a company’s management should generally have the latitude to make decisions related to the company’s business operations. However, when NAM believes the company’s management is acting in an inconsistent manner with the Fund’s best interests NAM will vote against management’s recommendations.

Proxy Proposals Creating Shareholder Dilution. NAM will generally vote against recommendations it determines will create dilution for shareholders.

Proxy Proposals Regarding Compensation Matters. NAM will generally vote against non-salary compensation plans (such as stock compensation plans, employee stock purchase plans, and long-term incentive plans) unless, in NAM’s opinion, such plans are structured to not create serious dilution to shareholders. NAM will analyze all other compensation plans on a case-by-case basis.

Proxy Proposals Regarding Control Matters. NAM will review proxy proposals regarding control matters (e.g., mergers and anti-takeover tactics) related to a company on a case-by-case basis. NAM generally opposes measures preventing shareholders from accepting an offer of a sale of a company.

•	Pacific Investment Management Company LLC

Pacific Investment Management Company LLC (“PIMCO”) has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. PIMCO has implemented the Proxy Policy for each of its clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.

The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

PIMCO will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. PIMCO will review each proxy to determine whether there may be a material conflict between PIMCO and its client. If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, PIMCO will seek to resolve any such conflict in accordance with the Proxy Policy. PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action: (i) convening a committee to assess and resolve the conflict; (ii) voting in accordance with the instructions of the client; (iii) voting in accordance with the recommendation of an independent third-party service provider; (iv) suggesting that the client engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.

Clients may obtain a copy of PIMCO’s written Proxy Policy and the factors that PIMCO may consider in determining how to vote a client’s proxy. Except as required by law, PIMCO will not disclose to third parties how it voted on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients, how PIMCO voted such client’s proxy. In addition, a client may obtain copies of PIMCO’s Proxy Policy and information as to how its proxies have been voted by contacting PIMCO.

•	Pictet Asset Management Limited and Pictet Asset Management SA

Pictet Asset Management (“PAM”) (which includes PAM Ltd and PAM SA) has adopted proxy voting policies and procedures whereby it seeks to avoid material conflicts of interest by voting in accordance with its pre-determined written proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, PAM may engage a third party as an independent fiduciary, as necessary, to vote all proxies, and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by PAM are reviewed, categorized, analyzed, and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in PAM’s policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines. Proposals that cannot be categorized under the Voting Guidelines and raise a material conflict of interest between PAM and a client are referred to PAM’s proxy voting committee for resolution.

With regard to voting proxies of foreign companies, PAM weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, PAM seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, PAM recognizes that the management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, PAM generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. PAM believes that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, PAM generally opposes proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Accordingly, PAM generally votes in accordance with management on issues that PAM believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

Although each proxy issue will be considered individually, PAM generally takes the following positions pursuant to the Voting Guidelines. PAM generally opposes anti-takeover provisions and proposals that would result in Board entrenchment. PAM generally approves: (1) routine matters, including the ratification of auditors and the time and place of meetings; (2) the election of Trustees recommended by management; (3) limitations on charitable contributions or fees paid to lawyers; (4) confidential voting; (5) limiting Trustees’ liability; (6) employee stock purchase plans; and (7) establishing pension plans. PAM will consider the following issues on a case-by-case basis: stock compensation to Trustees; elimination of Trustees’ mandatory retirement policy; option and stock grants to management and Trustees; and permitting indemnification of Trustees and/or officers.

•	Riverbridge Partners, LLC

It is the policy of Riverbridge to vote all proxies for the exclusive benefit of the Fund. In most, if not all cases, this will mean that the proposals which maximize the value of portfolio securities will be approved without regard to non-economic considerations. Riverbridge will generally cast votes in the interest of maximizing plan assets over the long term for social and corporate responsibility issues.

Riverbridge seeks to fulfill its responsibilities to the Fund in connection with the analysis of proposals submitted by corporate management, and others, to shareholders for approval, and to properly execute and deliver proxy ballots in connection therewith. Unless otherwise specifically provided in the agreement between Forward Management and Riverbridge, Riverbridge will be responsible for evaluating and voting on all proposals.

Riverbridge will generally not favor proposals which are designed to make it difficult for a company to be acquired or which have a tendency to entrench current management at the expense of securities holders. Therefore, Riverbridge can generally be expected to vote against proposals approving classified boards of Trustees, blank check preferred stock, unequal voting rights plans, elimination of shareholder action by written consent, prohibitions of shareholder special meetings, granting stock options at less than fair market value, exchanging underwater stock options, and the pyramiding of stock options by management. Super majority proposals will be evaluated on a case-by-case basis, as will increases in authorized common stock, anti-greenmail provisions, re-incorporation or re-organization proposals, and acceleration of options vesting upon change of control. In such situations and those of similar import to shareholders, the investment team of Riverbridge will be responsible for making the decision on how securities will be voted. Securities in client accounts that are not held in our model portfolios will be voted based on recommendations received by an outsourced proxy research firm. Their recommendations will be based on the proxy voting guidelines of Riverbridge Partners.

Conflicts of Interest. In the rare case that Riverbridge may face a conflict of interest, Riverbridge will vote solely in the interest of maximizing plan assets over the long term. If a conflict occurs, Riverbridge will record the security involved, the basis for the conflict and the proxy votes as they relate to the security. Riverbridge will use an independent third party to recommend how the proxy involving the conflict should be voted.

•	Smith Asset Management Group, L.P.

Smith Group has a written policy for the voting of proxies. Smith Group believes that voting client proxies is an important tool for maintaining long-term shareholder value for its clients in conjunction with the overall portfolio management process. This policy is designed to ensure that these ideals are effectively maintained in accordance with the client’s best interests.

Policies and Procedures

Voting Responsibility and Oversight – An advisory committee has been established by Smith Group that consists of senior members of the management team as well as senior portfolio managers and the CCO. It is this committee’s responsibility to construct Smith Group’s overall voting guidelines as well as the procedures in order to ensure compliance. The committee meets quarterly to address ongoing issues and adapt guidelines to meet changes in the corporate governance environment.

Procedures – To ensure proper implementation of Smith Group’s stated proxy guidelines, Smith Group has adopted the following procedures for voting proxies.

•

For each client with whom Smith Group has received stated proxy voting authority, as outlined in its advisory contract, the custodial bank or trustee has been instructed to forward proxy materials to Smith Group’s designated voting delegate.

•

Smith Group has contracted with a third party service provider to help with administrative functions such as collecting and sorting proxy materials. This relationship has been established to help Smith Group with the administrative and research portion of its proxy voting responsibility.

•	Proxy items that do not fall under the stated guidelines set forth by Smith Group are reviewed on a case-by-case basis and voted in the client’s best interest as determined by the proxy committee.

•	Smith Group will make copies of its policies and procedures available to all of its clients upon request. Details on how a particular client’s proxies were voted are also available on request.

Conflicts of Interest – There may be certain situations that arise where Smith Group’s interests potentially conflict with the interests of the client. These situations could include:

•	Smith Group provides advisory services to public firms that the company also owns in its clients portfolio.

•	Smith Group, its affiliates, and/or its employees have business or personal relationships with public firms that Smith Group also holds in its client portfolios.

•	Smith Group may be partially owned by a publicly traded company whose shares may also be held for its client’s portfolios.

If these situations arise and management is soliciting proxy votes, the following guidelines will be applied:

•	If the proxy voting guidelines already determine a course of action, votes will be cast according to the guidelines.

•

If the proxy item does not fall under the specified guidelines or has been identified to be voted on a case-by-case basis, votes will be cast in accordance with an independent third party corporate governance consultant. The consultant has been contracted by the adviser to provide guidance on proxy items determined to be in the best interest of Smith Group’s clients.

Proxy Voting Record Keeping – Smith Group will maintain records of all policies, procedures, and guidelines as well as any amendments or updates. In addition, Smith Group will maintain records of proxy votes recorded for each client and any documentation that was used to determine the basis on which to vote the specific item. Client requests for documentation will also be maintained by Smith Group in order to comply with current rules and regulations governing proxy voting.

Funds’ Proxy Voting Records

Information on how the Funds (except for the Forward Tactical Growth Fund) voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 is available: (1) without charge, upon request, by calling (800) 999-6809; and (2) filed on Form N-PX on the Securities and Exchange Commission’s website at www.sec.gov. Information on how the Forward Tactical Growth Fund voted proxies relating to portfolio securities from inception through the period ended June 30, 2010 will be available: (1) without charge, upon request, by calling (800) 999-6809; and (2) on Form N-PX as filed on the SEC’s website at www.sec.gov.

Administrative Services and Transfer Agent

ALPS Fund Services, Inc. (hereinafter “AFS,” “Administrator” and “Transfer Agent”), whose principal business address is 1290 Broadway, Suite 1100, Denver, CO 80203, acts as the Funds’ (or each Fund’s) administrator. As Administrator, AFS performs corporate secretarial, treasury, and blue sky services and acts as fund accounting agent for each Fund. For its services as Administrator, the Funds pay AFS the greater of $2,304,000 or fees based on the annual net assets of the Funds, accrued daily and payable monthly by the Funds at the following annual rate:

Annual Net Assets of the Funds (except for the Allocation Funds)	Annual Fee
Up to and including $1 billion	0.065%
In excess of $1 billion	0.030%

Annual Net Assets of the Allocation Funds	Annual Fee
0.010%

The Amended and Restated Administration Agreement between the Fund and AFS was dated and effective as of April 12, 2010. The Amended and Restated Administration Agreement has an initial term of three years and will renew automatically for successive one-year terms.

Pursuant to an Amended and Restated Transfer Agency and Services Agreement dated June 3, 2009 and effective as of June 15, 2009, AFS acts as transfer agent and dividend disbursing agent for the Trust. The Transfer Agency and Services Agreement has an initial term of three years and automatically renews for successive one-year terms. Shareholder inquiries may be directed to AFS at P.O. Box 1345, Denver, CO 80201.

AFS has served as administrator for the Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward Growth Fund, Forward International Dividend Fund, Forward International Fixed Income Fund, Forward International Small Companies Fund, Forward Large Cap Equity Fund, Forward Legato Fund, Forward Long/Short Credit Analysis Fund, Forward Real Estate Fund, and Forward Small Cap Equity Fund since September 12, 2005; the Forward Select Income Fund, Forward Strategic Realty Fund, Forward Global Infrastructure Fund, and Forward International Real Estate Fund since June 12, 2009; and the Forward Tactical Growth Fund since its inception on September 14, 2009. For the fiscal years ended December 31, 2009, 2008, and 2007, AFS received from the Trust fees for administrative services totaling $1,320,369, $2,204,017, and $2,430,518, respectively.

AFS became the administrator for the Predecessor Accessor Funds on April 12, 2010. Prior to April 12, 2010, SEI Investments Global Funds Services (“SEI”) served as administrator for the Allocation Funds, Forward Frontier Markets Fund, Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Mortgage Securities Fund, Forward Small to Mid Cap Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund. For the fiscal year ended December 31, 2009 the Funds paid SEI $1,016,368. For the period September 1, 2008 through December 31, 2008, these Funds paid SEI $330,524; and for the period January 1, 2008 through August 31, 2008, the Predecessor Accessor Funds paid SEI $817,134. For the period April 1, 2007 through December 31, 2007, the Predecessor Accessor Funds paid SEI $975,517 for administrative services. Prior to March 31, 2007, ALPS served as administrator to the Predecessor Accessor Funds. For the period January 1, 2007 through March 31, 2007, the Predecessor Accessor Funds paid AFS $358,491 for administrative services.

Prior to June 12, 2009, U.S. Bancorp Fund Services, LLC (“USBFS”) served as administrator, transfer agent, and fund accounting agent for the Predecessor Kensington Funds. For the period January 1, 2009 through June 11, 2009, and for the fiscal years ended December 31, 2008 and 2007, USBFS received from the Predecessor Kensington Funds fees for administrative and accounting services, totaling, $388,806, $1,321,180, and $1,792,507, respectively.

Effective May 1, 2009 and through April 30, 2011, Forward Management has contractually agreed to reimburse the transfer agency fee paid by the Allocation Funds.

From September 1, 2008 through May 1, 2009, Forward Management provided transfer agent, registrar and dividend disbursing agent services to the Allocation Funds, Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Mortgage Securities Fund, Forward Small to Mid Cap Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund pursuant to a Transfer Agency Agreement between Forward Management and the Trust. Forward Management also provided certain administrative and recordkeeping services under the Transfer Agency Agreement. For providing these services, Forward Management received (i) a fee equal to 0.15% of the average daily net assets of the Forward Large Cap Growth Fund, Forward International Equity Fund, Forward Small to Mid Cap Fund, and Forward Large Cap Value Fund, a fee equal to 0.14% of the average daily net assets of the Forward Strategic Alternatives Fund, 0.13% of the average daily net assets of the Forward High Yield Bond Fund, Forward Investment Grade

Fixed-Income Fund, and Forward Mortgage Securities Fund, and 0.05% of the average daily net assets of the U.S. Government Money Fund; and (ii) certain out-of-pocket expenses. No transfer agency fee was charged to the Allocation Funds directly. Forward Management was also reimbursed by the Funds for certain out-of-pocket expenses including postage, taxes, wire transfer fees, stationery, and telephone expenses. Prior to September 1, 2008, Accessor Capital provided transfer agent, registrar, and dividend disbursing services to the Funds. The table below contains the fees paid to Accessor Capital and Forward Management for the fiscal year ended December 31, 2008, and the period from January 1, 2009 through May 1, 2009.

FUND	Fiscal Year Ended 12/31/08	For the Period Ended 5/1/09
Forward High Yield Bond Fund	$90,168	$33,268
Forward International Equity Fund	$284,308	$43,776
Forward Investment Grade Fixed-Income Fund	$101,812	$25,865
Forward Large Cap Growth Fund	$188,663	$38,326
Forward Large Cap Value Fund	$171,487	$34,815
Forward Mortgage Securities Fund	$103,028	$27,105
Forward Small to Mid Cap Fund	$328,231	$67,030
Forward Strategic Alternatives Fund	$132,899	$44,366
Forward U.S. Government Money Fund	$662,163	$198,990

In certain instances, other intermediaries may perform some or all of the transaction processing, recordkeeping or shareholder services which would otherwise be provided by the Transfer Agent. Forward Management or its affiliates may make payments out of their own assets, to intermediaries, including those that sell shares of the Funds, for transaction processing, recordkeeping or shareholder services. For example, shares in the Funds may be owned by certain intermediaries for the benefit of their customers. Because the Transfer Agent often does not maintain Fund accounts for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries. In addition, retirement plans may hold Fund shares in the name of the plan, rather than the name of the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Funds may, at the discretion of a retirement plan’s named fiduciary or administrator, be paid for providing services that would otherwise have been performed by the Transfer Agent. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments may also be made to offset charges for certain services such as plan participant communications, provided by Forward Management or an affiliate or by an unaffiliated third party.

Other Service Providers

Each Fund pays all expenses not assumed by the Investment Advisor, the Sub-Advisors or the Administrator. Expenses paid by the Funds include, but are not limited to: custodian, stock transfer and dividend disbursing fees, and accounting and recordkeeping expenses; Rule 12b-1 fees, if any, and shareholder service fees pursuant to distribution or service plans; costs of designing, printing, and mailing reports, prospectuses, proxy statements, and notices to its shareholders; taxes and insurance; expenses of the issuance, sale or repurchase of shares of the Fund (including federal and state registration and qualification expenses); legal and auditing fees and expenses; compensation, fees and expenses paid to Trustees who are not interested persons of the Trust; association dues; costs of stationery and forms prepared exclusively for the Funds; and trade organization dues and fees. In addition, as noted above, the Trust has agreed to pay the Investment Advisor a fee in the amount of $125,000 per annum as compensation for providing an officer or employee of the Investment Advisor to serve as Chief Compliance Officer for the Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward Global Infrastructure Fund, Forward Growth Fund, Forward International Dividend Fund, Forward International Fixed Income Fund Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Large Cap Equity Fund Forward Legato Fund, Forward Long/Short Credit Analysis Fund, Forward Real Estate Fund, Forward Select Income Fund Forward Small Cap Equity Fund, Forward Strategic Realty Fund, and Forward Tactical Growth Fund and $23,000 per annum for the Allocation Funds, Forward Frontier Markets Fund, Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Mortgage Securities Fund, Forward Small to Mid Cap Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund (each such series bearing its pro rata share of the fee), plus the cost of reasonable expenses related to the performance of the Chief Compliance Officer’s duties, including travel expenses, and may compensate the Investment Advisor for the time of other officers or employees of the Investment Advisor who serve in other compliance capacities for the Funds.

Distribution Plans, Shareholder Services Plans and the Administrative Plan

Distribution Plans

The Funds have adopted service and distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Class A, Class B, Class C, and Investor Class shares of the Funds (each a “Distribution Plan” and collectively, the “Distribution Plans”). The purpose of the Distribution Plans is to permit the Funds to compensate the Distributor, banks, brokers, dealers, administrators and other financial intermediaries for services provided and expenses incurred by them in promoting the sale of shares of a Fund or maintaining or improving services provided to Class A, Class B, Class C, and Investor Class shareholders. By promoting the sale of shares and maintaining or improving services to shareholders, the Distribution Plans should help provide reduced shareholder redemptions through established relationships provided by financial intermediaries therefore affording the Investment Advisor and Sub-Advisors the ability to purchase and redeem portfolio securities without forcing the Investment Advisor and Sub-Advisors to make unwanted sales of existing portfolio securities.

Expenses acceptable for payment under the Distribution Plans include, but are not limited to: (i) compensation of broker-dealers or other persons for providing assistance in distribution and for promotion of the sale of the Class A, Class B, Class C, and Investor Class shares of the Funds; (ii) expenses of printing and distributing prospectuses, SAIs and reports to prospective holders of Class A, Class B, Class C, and Investor Class shares of the Funds; (iii) expenses of preparing and distributing sales literature and related expenses, advertisements, and other distribution-related expenses, including a pro-rated portion of the Distributor’s expenses attributable to each Class of shares related to implementing and operating the Distribution Plan; (iv) providing information periodically to existing shareholders; (v) forwarding communications from the Trust to shareholders; (vi) responding to inquiries from shareholders regarding their investment in the Funds; (vii) other services qualifying under applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”); (viii) administrative services such as transfer agent and sub-transfer agent services for shareholders; (ix) aggregating and processing purchase and redemption orders for Fund shares; (x) preparing statements for shareholders; (xi) processing dividend payments; (xii) providing sub-accounting services; (xiii) receiving, tabulating, and transmitting proxies executed by shareholders; (xiv) and other personal services in connection with shareholder accounts (collectively “Sales and/or Services Support”). The Funds’ Investment Advisor is responsible for paying the Distributor for any unreimbursed distribution expenses.

For more information on fees paid by the Fund under the Distribution Plans, please see “Distributions and Shareholder Services Plans” in the Funds’ prospectus. The Funds have not adopted a Distribution Plan with respect to Class M, Class Z or Institutional Class shares of the Funds.

Broker-dealers or others may not be eligible to receive payments under the Distribution Plan for Class C shares until after the twelfth month following a shareholder purchase in the Class C shares of a particular Fund.

Because the fees under the Distribution Plans are paid out of a Fund’s assets attributable to the Class A, Class B, Class C, and Investor Class shares on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution Plans are governed by Rule 12b-1 under the 1940 Act, which includes requirements that the Board of Trustees receive and review, at least quarterly, reports concerning the nature and qualification of services and expenses that are paid for or reimbursed. Continuance of each Distribution Plan is subject to annual approval by a vote of the Board of Trustees, including a majority of the Independent Trustees and who have no direct or indirect interest in the Distribution Plan or related arrangements, cast in person at a meeting called for that purpose. All material amendments to the Distribution Plan must likewise be approved by separate votes of the Trustees and the Independent Trustees. A Distribution Plan may not be amended in order to increase materially the costs which a Fund bears for distribution pursuant to the Distribution Plan without also being approved by a majority of the outstanding voting securities of a Fund. Any agreement pursuant to a Distribution Plan terminates automatically in the event of its assignment, and a Distribution Plan and any agreement pursuant to a Distribution Plan may be terminated without penalty, at any time, by a vote of the majority of (i) the outstanding voting securities of the relevant class, or (ii) the Independent Trustees.

For purposes of paying for record-keeping and administrative services under the Distribution Plans, the Distributor and financial intermediaries normally calculate payment on the basis of an average running balance over a quarter; however, the Distributor may enter into agreements providing for a different method of calculating “average net asset value”. In addition, the Distributor may suspend or modify any of the Distribution Plans at any time. Payments are subject to the continuation of the Distribution Plans described above and the terms of service agreements between financial intermediaries and the Distributor.

The Funds participate from time to time in joint distribution activities. Fees paid under a Distribution Plan may be used to finance Sales and/or Service Support of other Forward Funds, and the expenses will be allocated on the relative net asset size of the Funds.

For the fiscal year ended December 31, 2009, the following amounts were paid under the Distribution Plans:

Advertising	Printing and Mailing of Prospectuses to other than current shareholders	Compensation to underwriters	Compensation to broker- dealers	Compensation to sales personnel	Interest, carrying, or other finance charges
Forward Aggressive Growth Allocation Fund(1)			$107,119
Forward Balanced Allocation Fund(1)			$224,353
Forward Banking and Finance Fund			$256,443
Forward Frontier Markets Fund(1)			$50
Forward Emerging Markets Fund			$52,731
Forward Global Infrastructure Fund(2)			$323,275
Forward Growth & Income Allocation Fund(1)			$406,858
Forward Growth Allocation Fund(1)			$371,261
Forward Growth Fund			$225,401
Forward High Yield Bond Fund(1)			$15,753
Forward Income & Growth Fund(1)			$79,869
Forward Income Allocation Fund(1)			$36,141
Forward International Dividend Fund			$20,658
Forward International Equity Fund(1)			$27,888
Forward International Fixed Income Fund			$32,246
Forward International Real Estate Fund(2)			$203,159
Forward International Small Companies Fund			$269,586
Forward Investment Grade Fixed-Income Fund(1)			$7,274
Forward Large Cap Equity Fund			$35,955
Forward Large Cap Growth Fund(1)			$8,997
Forward Large Cap Value Fund(1)			$4,608
Forward Legato Fund			$20,631
Forward Long/Short Credit Analysis Fund			$122,111
Forward Mortgage Securities Fund(1)			$6,147
Forward Real Estate Fund			$67,922
Forward Select Income Fund(2)			$2,249,420
Forward Small Cap Equity Fund			$493,808
Forward Small to Mid Cap Fund(1)			$19,493
Forward Strategic Alternatives Fund(1)			$76
Forward Strategic Realty Fund(2)			$327,445
Forward Tactical Growth Fund			$79,322
Forward U.S. Government Money Fund(1)			$40,235

(1)	ALPS Distributors, Inc. became the Distributor for these Funds on April 12, 2010. All amounts paid under the Distribution Plans were paid by SEI Investment Distribution, LLC (“SIDCO”).
(2)

ALPS Distributors, Inc. became the Distributor for these Funds on the close of business June 12, 2009. All amounts paid under the Distribution Plans prior to the close of business on June 12, 2009 were paid by Quasar Distributors, LLC (“Quasar”).

Shareholder Services Plans

The Funds have also adopted shareholder services plans, which are separate from the Distribution Plans described above, with respect to Class A, Class B, Class C, Class M, Investor Class, and Institutional Class shares of certain Funds (each a “Shareholder Services Plan” and collectively, the “Shareholder Services Plans”). The Trust intends to operate the Shareholder Services Plans in accordance with their terms. Under the Shareholder Services Plans, each Fund is authorized to pay to banks, brokers, dealers, administrators, and other financial intermediaries or third party service providers a payment each month in connection with non-distribution related services provided to shareholders.

Under the Shareholder Services Plans, ongoing payments may be made to participating organizations for services including, but not limited to; (i) providing information periodically to existing shareholders; (ii) forwarding communications from the Trust to shareholders; (iii) responding to inquiries from shareholders regarding their investment in the Funds; (iv) other services qualifying under applicable rules of FINRA; (v) administrative services such as transfer agent and sub-transfer agent services for shareholders; (vi) aggregating and processing purchase and redemption orders for Fund shares; (vii) preparing statements for shareholders; (viii) processing dividend payments; (ix) providing sub-accounting services; (x) receiving, tabulating, and transmitting proxies executed by shareholders; (xi) and other personal services provided in connection with shareholder accounts (collectively “Shareholder Services”).

For more information on fees paid by the Funds under the Shareholder Services Plans, please see “Distribution and Shareholder Services Plans” in the Funds’ prospectus. The Funds have not adopted a Shareholder Services Plan with respect to Class Z shares of the Funds.

In the event a Shareholder Services Plan is terminated with respect to a Fund or class of shares thereof in accordance with its terms, the obligations of the Fund to make payments pursuant to a Shareholder Services Plan with respect to the applicable class of shares will cease and the Fund will not be required to make any payments for expenses incurred after the date the Shareholder Services Plan terminates. Payments may be made under the Shareholder Services Plans without regard to actual shareholder servicing expenses incurred by a recipient.

The Shareholder Services Plans have been approved by the Trust’s Board of Trustees, including the Independent Trustees. The Shareholder Services Plans must be renewed annually by the Board of Trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for that purpose. A Shareholder Services Plan may be terminated as to a particular class of shares at any time, without any penalty, by such Trustees on 60 days’ written notice.

Any change in a Shareholder Services Plan of the Funds that would amend the Shareholder Services Plan or materially increase the expenses paid by the Funds requires approval by the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of a Shareholder Services Plan or in any agreements related to it, by a vote cast in person.

Amounts paid under the Shareholder Services Plans are reported to the Board of Trustees at least quarterly, and the Board is furnished with such other information as may reasonably be requested in connection with the payments made under the Shareholder Services Plans in order to enable the Board to make an informed determination of whether the Shareholder Services Plans should be continued.

For purposes of paying for record-keeping and administrative services under the Shareholder Services Plans, the Distributor and financial intermediaries normally calculate payment on the basis of an average running balance of the net assets attributable to each class over a quarter; however, the Distributor may enter into agreements with certain financial intermediaries providing for a different method of calculating “average net asset value” during the quarter.

Because fees under the Shareholder Services Plans are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Administrative Plan

The Trust, on behalf of the Forward U.S. Government Money Fund, has adopted an Administrative Plan whereby Forward Management will provide certain administrative support services to the Class A, Class C, Investor Class, and Institutional Class shares of the Forward U.S. Government Money Fund. The Administrative Plan also authorizes Forward Management, in its discretion, to delegate the performance of some or all of these services to other persons (“Service Providers”); provided, however, that Forward Management will not delegate the performance of the services to any Service Provider that receives a separate fee for services paid under the Funds’ Distribution Plans or Shareholder Services Plans. The Forward U.S. Government Money Fund will pay Forward Management a fee on a monthly basis at an annual rate of up to 0.25% of the average daily net assets for each of the Class A, Class C, Investor Class, and Institutional Class shares of the Fund, as applicable (the “Administrative Fee”); provided, however, that the Forward U.S. Government Money Fund shall not directly or indirectly pay any distribution-related or service-related amounts for the Class A, Class C or Investor Class shares that will be allocated under the Funds’ Distribution Plans or Shareholders Services Plans. Services under the Administrative Plan focus on providing administrative, record keeping, and informational support in maintaining omnibus accounts of financial intermediaries that invest in the Fund on behalf of its individual clients and accounts of shareholders in the Fund who invested directly. Such services include, but are not limited to: (i) answering inquiries of service organizations or individual shareholders regarding the status of their accounts and/or the status of an account transaction; (ii) providing information on distributions, investment returns, yields, maturity distribution, and average credit quality of the Fund and its respective Classes; (iii) providing information regarding the management of the Fund, including Fund holdings and weightings; (iv) addressing tax related issues relating to the Fund such as state specific holding periods on fund distributions; (v) maintaining telephone and internet support capabilities for the information described above or to other Fund related inquiries; and (vi) providing recordkeeping services for omnibus accounts investing in the Fund. The Administrative Plan may be terminated at any time by a vote of the Independent Trustees.

Additional Payments to Intermediaries

The following is a list of the financial intermediaries that Forward Management or their affiliates have entered into ongoing contractual arrangements with to make additional payments as of January 1, 2010. These additional payments are described in more detail in the “Additional Payments to Intermediaries” section of the prospectuses. Any additions, modifications, or deletions to the financial intermediaries identified in this list that have occurred since January 1, 2010 are not reflected.

ACS HR Solutions, LLC, Ameriprise Financial Services, Inc., Charles Schwab, Citigroup Global Markets, Inc., Daily Access Corp., Fidelity Brokerage Services, LLC, Fidelity Investment Institutional Operations Company, Inc., Financial Data Services, Inc., First Interstate Bank, GreatBanc Trust Co., GWFS Equities, Inc., ICMA-RC Services, LLC, J.P. Morgan Retirement Plan Services, LLC, Lincoln Retirement Services Company, LPL Financial Services, Mercer HR Outsourcing LLC, Merrill Lynch, Pierce, Fenner &

Smith, Inc., MidAtlantic Capital Corp., Morgan Stanley & Co., Incorporated, MSCS Financial Services, LLC, National Financial Services LLC, Nationwide Investment Services Corp., NYLIFE Distributors, Pershing, LLC, Prudential Investment Management Services, LLC, PNC Global Investment Servicing, State Street Bank & Trust, TD Ameritrade Trust Company, The Trust Company of Sterne Agee & Leach, TIAA-Cref Individual & Institutional Services, LLC, UBS Financial Services Inc., Vanguard, Wachovia Bank, N.A, Wachovia Securities, LLC, The Washington Trust Co., Wells Fargo Bank, N.A., Wilmington Trust Retirement & Institutional Services Company, and Zions First National Bank.

Custody Fee Offset Agreement

The Investment Advisor has entered into a Custody Fee Offset Agreement (“Agreement”) with Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian, for the benefit of the Funds. Pursuant to the Agreement, the Investment Advisor and Sub-Advisors may allocate brokerage transactions to BBH, and BBH will offset the commissions paid by a Fund for electronic orders against the custody-related fees for that Fund in a predetermined ratio. A Fund may benefit from the commission offset because credits generated will be used to offset the Fund’s custody expenses.

As discussed above, in placing orders for portfolio transactions for a Fund, the Investment Advisor and Sub-Advisors are generally required to give primary consideration to obtaining the most favorable price and execution available. Accordingly, the Investment Advisor and each Sub-Advisor will execute transactions through BBH under the Agreement only if the Investment Advisor or Sub-Advisor believes the Fund can obtain best execution. If the Investment Advisor or Sub-Advisor does not believe the Fund can obtain best execution from BBH, there is no obligation to execute transactions through BBH. The Agreement is not intended to promote the distribution of Fund shares.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each of the Funds (except the Allocation Funds, Forward Frontier Markets Fund, and Forward Strategic Alternatives Fund) is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund. Non-fundamental policies of each Fund may be changed by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund. Any policy not specifically identified as “fundamental” is a non-fundamental policy of the Funds. There can be no assurance that the investment objective of any Fund will be achieved.

The investment objective of the Allocation Funds, Forward Frontier Markets Fund, and Forward Strategic Alternatives Fund, although non-fundamental and may be changed by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund, are subject to prior shareholder notice requirements. Shareholders of these Funds must be notified at least 60 days prior to any material amendment to the investment objective of these Funds.

The following Funds have names which suggest a focus on a particular type of investment: the Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward Frontier Markets Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Equity Fund, Forward International Fixed Income Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Equity Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Mortgage Securities Fund, Forward Real Estate Fund, Forward Small Cap Equity Fund, Forward Small to Mid Cap Fund, Forward Strategic Realty Fund, and Forward U.S. Government Money Fund. In accordance with Rule 35d-1 under the 1940 Act, each of these Funds has adopted an investment policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. A Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The name and 80% investment policy of each of these Funds may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by one of these Funds of its name or 80% investment policy covered by Rule 35d-1.

The Forward Growth Fund and Forward Strategic Alternatives Fund, although not subject to Rule 35d-1 under the 1940 Act as discussed above, each have adopted an investment policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. Each Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of each of these Funds may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by one of these Funds of its 80% investment policy.

For purposes of a Fund’s policy to invest 80% of it assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment, “net assets” includes not only the amount of the Fund’s net assets attributable to the particular type of investment, but also a Fund’s net assets that are segregated or “earmarked” on the Fund’s books and records or being used for collateral, in accordance with procedures established by the Board of Trustees and applicable regulatory guidance, or otherwise used to cover such investment exposure.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below that are designated as fundamental may not be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities. A majority of a Fund’s outstanding voting securities means the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities.

If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes will not be considered a violation of the restriction, except that a Fund will take reasonably practicable steps to attempt to continuously monitor and comply with its liquidity standards. Also, if a Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed a limit, it will not constitute a violation if, prior to the receipt of the securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

Fundamental Investment Restrictions of the Allocation Funds

As a matter of fundamental policy:

1.

With respect to 75% of its total assets, each Allocation Fund may not purchase any security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (“U.S. Government Securities”), or securities of other investment companies) if as a result: (i) more than 5% of an Allocation Fund’s total assets immediately after and as the result of such purchase would be invested in the securities of any one issuer; or (ii) purchase more than 10% of the outstanding voting securities of a single issuer. Changes in the market value of an Allocation Fund’s assets after the time of purchase do not affect the aforementioned calculations.

2.

Each Allocation Fund may not purchase the securities of any issuer (other than U.S. Government Securities or securities of other investment companies) if, as a result, more than 25% of the Allocation Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry. With respect to this restriction, in accordance with each Allocation Fund’s “Principal Investment Strategy” as set forth in the “Fund Summary” sections of the prospectuses, each Allocation Fund may invest more than 25% of its assets in any one underlying Forward Fund. Each Allocation Fund treats the assets of the underlying Forward Fund in which it invests as its own for purposes of this restriction.

3.	Each Allocation Fund may not issue senior securities or borrow money, except to the extent permitted by the 1940 Act.

4.

Each Allocation Fund may not purchase or sell commodities or commodities contracts (except in conformity with regulations of the Commodities Futures Trading Commission (“CFTC”) such that an Allocation Fund would not be considered a commodity pool). This restriction shall not prohibit an Allocation Fund, subject to restrictions described in the prospectuses and elsewhere in this SAI, from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by commodities, subject to compliance with any applicable provisions of the federal securities or commodities laws.

5.	Each Allocation Fund may not make loans, except to the extent permitted under the 1940 Act and the rules promulgated thereunder, as may be amended from time to time.

6.

Each Allocation Fund may not underwrite the securities of other issuers, except to the extent that an Allocation Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with the investment in other investment companies.

7.

Each Allocation Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Allocation Funds from investing in securities or other instruments backed by real estate (e.g., REITs) or securities of companies engaged in the real estate business).

Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)

As a matter of fundamental policy:

1.

With the exception of the Forward Frontier Markets Fund, Forward Global Infrastructure Fund, Forward International Fixed Income Fund, Forward International Real Estate Fund, Forward Long/Short Credit Analysis Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward Strategic Alternatives Fund, and Forward Strategic Realty Fund, with respect to 75% of its total assets, each Fund may not purchase any security (other than U.S. Government Securities or securities of other investment companies) if as a result: (i) more than 5% of a Fund’s total assets immediately after and as the result of such purchase would be invested in the securities of any one issuer; or (ii) purchase more than 10% of the outstanding voting securities of a single issuer; provided, however, that with respect to 100% of the total assets of the Forward U.S. Government Money Fund, the Fund may not purchase any security (other than U.S. Government Securities or securities of other investment companies) if as a result: (i) more than 5% of the Fund’s total assets immediately after and as the result of such purchase would be invested in the securities of any one issuer; or (ii) purchase more than 10% of the outstanding voting securities of a single issuer. Changes in the market value of a Fund’s assets after the time of purchase do not affect the aforementioned calculations. The Forward Frontier Markets Fund, Forward Global Infrastructure Fund, Forward International Fixed Income Fund, Forward International Real Estate Fund, Forward Long/Short Credit Analysis Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward Strategic Alternatives Fund, and Forward Strategic Realty Fund have each elected to qualify as non-diversified series of the Trust.

2.

With the exception of the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund, each Fund may not purchase the securities of any issuer (other than U.S. Government Securities or securities of other investment companies) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry. The Forward Global Infrastructure Fund will invest its assets such that more than 25% of the Fund’s total assets will be invested in the securities of issuers in the infrastructure industry. The Forward International Real Estate Fund, Forward Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund will each invest their assets such that more than 25% of each Fund’s total assets will be invested in the securities of issuers in the real estate industry. With respect to a Fund’s investment in an ETF, the Fund will look through each ETF to the issuer of the securities held by the ETF, as if the Fund had invested in those securities directly. Similarly, with respect to a Fund’s investment in swap agreements (other than credit default swap agreements), the Fund will look through each swap agreement to the reference issuers that constitute the swap agreement’s reference investment, as if the Fund had invested directly in those issuers in the same proportion to which each issue contributes to the reference investment.

3.

Each Fund may not issue senior securities or borrow money, except to the extent permitted by the 1940 Act. For purposes of this restriction, the entering into of options, short sales, futures, forwards and other investment techniques or derivatives contracts, and collateral and margin arrangements with respect to such transactions, are not deemed to include the borrowing or the issuance of senior securities provided such transactions are “covered” in accordance with procedures established by the Board of Trustees and applicable regulatory guidance.

4.

Each Fund may not purchase or sell commodities or commodities contracts (except in conformity with regulations of the CFTC such that a Fund would not be considered a commodity pool). This restriction shall not prohibit a Fund, subject to restrictions described in the prospectuses and elsewhere in this SAI, from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by commodities, subject to compliance with any applicable provisions of the federal securities or commodities laws.

5.	Each Fund may not make loans, except to the extent permitted under the 1940 Act and the rules promulgated thereunder, as may be amended from time to time.

6.

Each Fund may not underwrite the securities of other issuers, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with the investment in other investment companies.

7.

Each Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in securities or other instruments backed by real estate (e.g., REITs) or securities of companies engaged in the real estate business).

8.

With the exception of the Forward Frontier Markets Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Equity Fund, Forward International Real Estate Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Mortgage Securities Fund, Forward Select Income Fund, Forward Small to Mid Cap Fund, Forward Strategic Alternatives Fund, Forward Strategic Realty Fund, Forward Tactical Growth Fund, and Forward U.S. Government Money Fund, each Fund may not purchase securities on margin, except for short-term credits necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with certain “covered” transactions such as options, futures, options on futures and short positions.

Fundamental Investment Restrictions of the Forward Growth Fund and Forward Banking and Finance Fund

As a matter of fundamental policy:

1.

The Forward Growth Fund may not invest more than 5% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the United States Government), except that if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed this limit, it will not constitute a violation if, prior to the receipt of securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

2.	The Forward Growth Fund may not invest more than 15% of total assets in one industry.

3.	The Forward Growth Fund may not invest in, write, or sell put or call options, straddles, spreads or combinations thereof.

4.	The Forward Growth Fund may not make short sales.

5.

The Forward Growth Fund may not borrow money, except from a bank. Such borrowing shall be permitted for temporary or emergency purposes only (to facilitate the meeting of redemption requests), and not for investment purposes. Such borrowing cannot exceed fifteen percent (15%) of the Fund’s current total assets, and will be repaid before any additional investments are purchased. The Fund will not purchase securities when borrowing exceeds 5% of total assets.

6.

The Forward Growth Fund may not pledge, mortgage or hypothecate assets, except to secure borrowings permitted by Item (5) above, and then only pledge securities not exceeding ten percent (10%) of the Fund’s total assets (at current value).

7.	The Forward Growth Fund may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

As a matter of fundamental policy:

1.

The Forward Banking and Finance Fund may not invest more than 5% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the U.S. Government), except that if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed this limit, it will not constitute a violation if, prior to the receipt of securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

2.

The Forward Banking and Finance Fund may not invest more than 25% of total assets in one industry, except that the Fund shall, under normal conditions, invest not less than 25% of its total assets in securities of companies principally engaged in the banking industry and not less than 25% of its total assets in securities of companies principally engaged in the financial services industry. For purposes of this restriction, companies principally engaged in the banking industry means U.S. commercial and industrial banking and savings institutions and their parent holding companies, and companies principally engaged in the financial services industry means commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies.

3.	The Forward Banking and Finance Fund may not borrow money, except from a bank; such borrowing will be limited to no more than 5% of net assets.

In addition, as a matter of fundamental policy:

1.	The Forward Growth Fund and Forward Banking and Finance Fund may not issue or sell senior securities.

2.	The Forward Growth Fund and Forward Banking and Finance Fund may not purchase or sell commodities, commodity contracts or futures contracts.

3.

The Forward Growth Fund and Forward Banking and Finance Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

4.

The Forward Growth Fund and Forward Banking and Finance Fund may not purchase or sell real estate, although each Fund may purchase securities which are secured by or represent interests in real estate that are issued or backed by the United States Government, its agencies or instrumentalities.

5.

The Forward Growth Fund and Forward Banking and Finance Fund may not purchase or hold the securities of any issuer if the officers or trustees of the Fund, Forward Management or the Fund’s sub-advisor (i) individually own more than 0.5% of the outstanding securities of the issuer, or (ii) collectively own more than 5% of the outstanding securities.

6.

The Forward Growth Fund and Forward Banking and Finance Fund may not acquire more than 10% of the voting securities of any issuer; or make investments for the purpose of gaining control of a company’s management.

7.

The Forward Growth Fund and Forward Banking and Finance Fund may not invest in the securities of other investment companies (except in no-load, open-end money market mutual funds, and except in the case of acquiring such companies through merger, consolidation or acquisition of assets). Each Fund will not invest more than 10% of its total current assets in shares of other investment companies nor invest more than 5% of its total current assets in a single investment company. When investing in a money market mutual fund, each Fund will incur duplicate fees and expenses.

8.

The Forward Growth Fund and Forward Banking and Finance Fund may not make loans, except by purchase of debt obligations in which the Fund may invest in accordance with its investment policies, or except by entering into qualified repurchase agreements with respect to not more than 25% of its total assets (taken at current value). This policy does not prevent a Fund from lending its portfolio securities to the extent permitted by its fundamental restrictions and policies, or prevent a Fund from purchasing debt obligations, entering into repurchase agreements, or investment in loans, including assignments and participation interests.

Other Investment Restrictions

In addition to the fundamental investment restrictions listed above, the Funds have also adopted the non-fundamental investment restrictions set forth below. These non-fundamental restrictions may be changed by the Board of Trustees without shareholder approval.

Non-Fundamental Investment Restrictions of the Allocation Funds

1.	Each Allocation Fund will not purchase securities on margin, except for short-term credits necessary for clearance of purchases and sales of portfolio securities.

2.

Each Allocation Fund will not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

3.

Each Allocation Fund will not purchase any security if, as a result, more than 15% of its net assets (at current value, not only at time of purchase) would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. For the purposes of this restriction, repurchase agreements maturing in more than seven days will be deemed to be illiquid securities.

4.

Each Allocation Fund will invest in short-term instruments, U.S. Government Securities and money market instruments for temporary defensive purposes when Forward Management believes that a more conservative approach is desirable.

Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)

Each Fund (other than the Allocation Funds, Forward Growth Fund and Forward Banking and Finance Fund) will not invest in securities of other registered investment companies in reliance on subparagraphs (F) or (G) of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, absent specific exemptive relief, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, and (iii) invest more than 10% of its total assets in securities of all investment companies.

For purposes of the following non-fundamental restrictions numbered 1 through 14, the term “Fund” refers to following Funds only: the Forward Frontier Markets Fund, Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Mortgage Securities Fund, Forward Small to Mid Cap Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund.

1.

Except for the Forward Mortgage Securities Fund, Forward Investment Grade Fixed-Income Fund, and Forward Strategic Alternatives Fund, each Fund may not sell securities short. The Forward Mortgage Securities Fund may, under normal circumstances, engage in short sales in an amount of approximately 20% of the Fund’s value (measured at the time of investment), and the Forward Investment Grade Fixed-Income Fund may, under normal circumstances, engage in short sales in an amount not to exceed 5% of the Fund’s value (measured at the time of investment). Each Fund (except for the Forward U.S. Government Money Fund) may effect short sales against-the-box; provided, however, (except for the Forward Frontier Markets Fund) that not more than 25% of such Fund’s net assets (measured at the time of investment) may be subject to short sales against-the-box.

2.

Except for the Forward Mortgage Securities Fund, Forward Investment Grade Fixed-Income Fund, and Forward High Yield Bond Fund, each Fund’s entry into reverse repurchase agreements and dollar rolls, together with its other borrowings, is limited to 5% of its net assets. The Forward Mortgage Securities Fund, Forward Investment Grade Fixed-Income Fund, and Forward High Yield Bond Fund may invest, together with their other borrowings, up to 25% of their net assets in reverse repurchase agreements and dollar rolls.

3.

The Forward International Equity Fund will limit its use of foreign currency derivatives for speculative purposes (i.e., for reasons other than to meet settlement obligations of securities denominated in a particular foreign currency) such that the Fund will not enter into forward contracts on a regular basis or continuous basis if the Fund would have 25% or more of its total assets denominated in the currency of the contract or 10% or more of the value of its total assets committed to such contracts.

4.

Except for the Forward High Yield Bond Fund, Forward Investment Grade Fixed-Income Fund, and Forward Mortgage Securities Fund, each Fund may not invest in inverse floaters. The Forward High Yield Bond Fund, Forward Investment Grade Fixed-Income Fund, and Forward Mortgage Securities Fund may invest up to 5% of their net assets in inverse floaters.

5.	No Fund will invest more than 5% of its net assets in privately-issued STRIPS.

6.

Except for the Forward Investment Grade Fixed-Income Fund, each Fund may not invest in Municipal Securities (debt securities issued by states, counties, and other local governmental jurisdictions, including agencies of such governmental jurisdictions, within the United States). The Forward Investment Grade Fixed-Income Fund may invest up to 5% of its net assets in Municipal Securities.

7.

Except for the Forward International Equity Fund and Forward Investment Grade Fixed-Income Fund, each Fund may not invest in debt securities issued by foreign governments and their agencies. The Forward International Equity Fund may invest in debt securities issued by foreign governments and their agencies. The Forward Investment Grade Fixed-Income Fund may invest up to 10% of its net assets in debt securities issued by emerging market governments and their agencies.

8.

Each Fund (except for the Forward Mortgage Securities Fund and Forward U.S. Government Money Fund) may invest in foreign securities. The Forward Large Cap Growth Fund, Forward Large Cap Value Fund, and Forward Small to Mid Cap Fund may only invest in common stocks of foreign issuers that are a component of their respective benchmark index.

9.

With respect to the stock portion of the portfolio, the Forward International Equity Fund shall not deviate from the country weightings of its benchmark index by the greater of 20% relative to its benchmark or 3% net assets, except for countries that are members of the European Monetary Union which shall not deviate from the country weightings of the benchmark by the greater of 20% relative to its benchmark or 5% net assets individually by country or 3% net assets in aggregate.

10.

The Forward U.S. Government Money Fund utilizes the amortized cost method of valuation in accordance with regulations issued by the SEC. Accordingly, the Forward U.S. Government Money Fund will limit its investments to those instruments with a maturity of 397 days or less.

11.

Under normal circumstances, no more than 5% of the net assets of the Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Small to Mid Cap Fund, and Forward International Equity Fund and no more than 20% of the net assets of the Forward High Yield Bond Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward Strategic Alternatives Fund, and Forward Frontier Markets Fund will be comprised of cash or cash equivalents, as discussed below, exclusive of the assets that are segregated or “earmarked” for purposes of meeting segregation requirements under Section 18 of the 1940 Act. Each Fund (other than the Forward U.S. Government Money Fund) may invest up to 5% or 20% of its net assets, as outlined above, in:

(i)

Obligations (including certificates of deposit and bankers’ acceptances) maturing in 13 months or less of (a) banks organized under the laws of the United States or any state thereof (including foreign branches of such banks) or (b) U.S. branches of foreign banks or (c) foreign banks and foreign branches thereof; provided that such banks have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. The term “certificates of deposit” includes both Eurodollar certificates of deposit, for which there is generally a market, and Eurodollar time deposits, for which there is generally not a market. “Eurodollars” are dollars deposited in banks outside the United States; the Funds may invest in Eurodollar instruments of foreign and domestic banks; and

(ii)

Commercial paper, variable amount demand master notes, bills, notes and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies or instrumentalities, maturing in 13 months or less, denominated in U.S. dollars, and of “eligible quality” as described below. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph (i) above. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by Forward Management and/or a Fund’s sub-advisor.

“Eligible quality,” for this purpose, means (i) a security rated (or issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) in the highest short-term rating category (e.g., A1/P1) or one of the two highest long-term rating categories (e.g., AAA/Aaa or AA/Aa) by at least two major rating agencies assigning a rating to the security or issuer (or, if only one agency assigned a rating, that agency) or (ii) an unrated security deemed of comparable quality, as determined by Forward Management and/or a Fund’s sub-advisor, under the supervision of the Board of Trustees. The purchase by the Fund of a security of eligible quality that is rated by only one rating agency or is unrated must be approved or ratified by the Board of Trustees.

12.

The Funds will not invest in debt securities, including debt securities of foreign issuers or convertible securities, rated by a rating agency such as S&P, Moody’s or Fitch, or if unrated, securities which are deemed by Forward Management and/or a Fund’s sub-advisor at the time of purchase to be of a lesser credit quality than those designated, as follows:

Fund	Rating on individual securities	Rating on aggregate portfolio
Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Small to Mid Cap Fund, Forward International Equity Fund, and Forward Mortgage Securities Fund	less than BBB

Forward U.S. Government Money Fund	less than A

Forward Investment Grade Fixed-Income Fund	less than BBB (S&P) or Baa (Moody’s), except no more than 5% of its assets in securities rated BB or lower (S&P) or Ba or lower (Moody’s) or equivalent by Fitch and cannot invest in commercial paper rated lower than A2/P2	The Fund will maintain a minimum dollar weighted average portfolio quality of A as defined by S&P or equivalent by Moody’s or Fitch as for all ratings

Forward High Yield Bond Fund	rated higher than BB+ and lower than CCC (S&P) or higher than Ba1 or lower than Caa3 (Moody’s) (with respect to 80% of its net assets)

These ratings are modified with a plus (+) or minus (–) sign by S&P and with a 1, 2 or 3 by Moody’s to show the relative standing within the rating category.

13.

With respect to the stock portion of each portfolio, the Forward Large Cap Growth Fund, Forward Large Cap Value Fund, and Forward International Equity Fund shall not deviate from the GICS sector weightings of their respective benchmark indices by the greater of 20% relative to its benchmark or 3% net assets. With respect to the stock portion of the portfolio, the Forward Small to Mid Cap Fund shall not deviate from the GICS industry group of its benchmark index by the greater of 20% relative to its benchmark or 3% net assets.

14.

With respect to the stock portion of each portfolio, the Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Small to Mid Cap Fund, and Forward International Equity Fund shall maintain a weighted median market cap of +/- 20% of their respective benchmark index.

Non-Fundamental Investment Restrictions of the Forward Growth Fund and Forward Banking and Finance Fund

1.	The Forward Growth Fund will not buy or sell oil, gas or other mineral leases, rights or royalty contracts.

2.

The Forward Growth Fund will not invest in illiquid securities (including illiquid equity securities, repurchase agreements and time deposits with maturities or notice periods of more than seven days, and other securities which are not readily marketable, including securities subject to legal or contractual restrictions on resale).

3.	The Forward Growth Fund will not invest in warrants.

4.

The Forward Growth Fund will not invest more than 5% of its total assets (at current value) in securities of companies, including predecessor companies or controlling persons, having a record of less than three years of continuous operation.

5.

The Forward Banking and Finance Fund will not invest more than 15% of its total assets (at current value) in illiquid securities (including illiquid equity securities, repurchase agreements and time deposits with maturities or notice periods of more than 7 days, and other securities which are not readily marketable, including securities subject to legal or contractual restrictions on resale).

6.

The Forward Banking and Finance Fund may engage in options strategies with respect to less than 5% of the Fund’s net assets, in which the Fund will either: (i) set aside liquid, unencumbered, daily marked-to-market assets in a segregated account with the Fund’s custodian in the prescribed amount; or (ii) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.

7.

The Forward Banking and Finance Fund will not write put or call options having aggregate exercise prices equal to or greater than 5% of the Fund’s net assets, except with respect to options attached to or acquired with or traded together with their underlying securities and securities that incorporate features similar to options.

8.	The Forward Banking and Finance Fund may make short sales in total amounts that equal less than 5% of the Fund’s net assets.

9.

The Forward Banking and Finance Fund may not purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions).

10.

The Forward Growth Fund and Forward Banking and Finance Fund will not invest in foreign currencies or foreign options and will not invest more than 10% of their respective total assets (at current value) in foreign securities.

11.	The Forward Growth Fund and Forward Banking and Finance Fund will not issue long-term debt securities.

12.

The Forward Growth Fund and Forward Banking and Finance Fund will not invest more than 10% of their respective total assets (at current value) in repurchase agreements, and will not invest in repurchase agreements maturing in more than seven days.

13.

The Forward Growth Fund and Forward Banking and Finance Fund may invest their cash for temporary purposes in commercial paper, certificates of deposit, money market mutual funds, repurchase agreements (as set forth in Item 3 above) or other appropriate short-term investments. Commercial paper must be rated A-1 or A-2 by Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc. (“S&P”) or Prime-1 or Prime-2 by Moody’s Investor Services, Inc. (“Moody’s”), or issued by a company with an unsecured debt issue currently outstanding rated AA by S&P or Aa by Moody’s, or higher. For more information on ratings, see Appendix A for a description of ratings used in this SAI. Certificates of Deposit (“CD’s”) must be issued by banks or thrifts which have total assets of at least $1 billion. In the case of a bank or thrift with assets of less than $1 billion, the Funds will only purchase CD’s from such institutions covered by FDIC insurance, and only to the dollar amount insured by the FDIC.

14.

The Forward Growth Fund and Forward Banking and Finance Fund may invest in securities convertible into common stock, but only when the Funds’ sub-advisor believes the expected total return of such a security exceeds the expected total return of common stocks eligible for investment.

15.

The Forward Growth Fund and Forward Banking and Finance Fund will maintain their portfolio turnover rate at a percentage consistent with their investment objectives. The Funds will not engage primarily in trading for short-term profits, but they may from time to time make investments for short-term purposes when such trading is believed by the Funds’ sub-advisor to be desirable and consistent with a sound investment policy. The Funds may dispose of securities whenever the sub-advisor deems advisable without regard to the length of time held.

ADDITIONAL INVESTMENT TECHNIQUES AND RISKS

Additional information concerning investment techniques and risks associated with certain of the Funds’ investments is set forth below. Unless otherwise indicated above in “Investment Restrictions” or below, the following discussion pertains to each of the Funds. From time to time, particular Funds may purchase these securities or enter into these strategies to an extent that is more than incidental. Certain of the Funds may be restricted or prohibited from using certain of the investment techniques described below, as indicated under the heading “Investment Restrictions.”

Bank Obligations

Certain Funds may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits. Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances, along with notes issued by banking institutions, are only as secure as the creditworthiness of the issuing or accepting depository institution. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Borrowing

A Fund may borrow money from banks for temporary or emergency purposes, subject to its investment policies and statutory limits. Under the 1940 Act, a Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of a Fund’s holdings may be disadvantageous from an investment standpoint. A Fund may not engage in leveraging by means of borrowing which may exaggerate the effect of any increase or decrease in the value of portfolio securities or a Fund’s net asset value. Money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds.

Commercial Paper and Variable Amount Demand Master Notes

A Fund may invest in commercial paper, which represent short-term unsecured promissory notes issued (in bearer form) by banks or bank holding companies, corporations and finance companies. A Fund may also invest in variable amount demand master notes, which are corporate obligations of issuing organizations that share the credit profile of commercial paper (e.g., banks or corporations). The distinct difference between commercial paper and variable amount demand master notes is in the liquidity characteristics of the issuance. While commercial paper is mostly negotiable, with a robust secondary trading market for rated issuers, variable amount demand master notes are issued by a bank or corporation and liquidated on demand. Further, there is no secondary market for variable amount demand master notes. Typically the issuance of a variable amount demand master note consists of two parts, an “A” note and a “B” note. Both carry an interest rate higher than the commercial paper issued by the same issuer, meant to compensate for the increased liquidity risk. Most often the “A” note is for a fixed investment amount, and can only be redeemed with a fixed notice, such as six to twelve months. The “B” note can be redeemed at any time for any amount presently outstanding.

In selecting commercial paper and other corporate obligations for investment by a Fund, Forward Management and/or a Fund’s sub-advisor also considers information concerning the financial history and condition of the issuer and its revenue and expense prospects. If commercial paper or another corporate obligation held by a Fund is assigned a lower rating or ceases to be rated, Forward Management and/or a Fund’s sub-advisor will promptly reassess whether that security presents credit risks consistent with the Fund’s credit quality restrictions and whether the Fund should continue to hold the security in its portfolio. If a portfolio security no longer presents credit risks consistent with the Fund’s credit quality restrictions or is in default, the Fund will dispose of the security as soon as reasonably practicable unless Forward Management and/or a Fund’s sub-advisor determines that to do so is not in the best interests of the Fund and its shareholders. Variable amount demand master notes with demand periods of greater than seven days will be deemed to be liquid and only if they are determined to be so in compliance with procedures approved by the Board of Trustees.

Convertible Securities

A Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose.

The convertible securities in which a Fund may invest consist of bonds, notes, debentures, and preferred stocks that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party. Thus, the Fund may not be able to control whether the issuer of a convertible security chooses to force conversion of that security. If the issuer chooses to do so, this action could have an adverse effect on a Fund’s ability to achieve its investment objective.

In carrying out this policy, a Fund may purchase convertible bonds and convertible preferred stock which may be exchanged for a stated number of shares of the issuer’s common stock at a price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time of purchase of the convertible security. The interest rate of convertible bonds and the yield of convertible preferred stock will generally be lower than that of the non-convertible securities. While the value of the convertible securities will usually vary with the value of the underlying common stock and will normally fluctuate inversely with interest rates, it may show less volatility in value than the non-convertible securities. A risk associated with the purchase of convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained. The Funds will purchase only those convertible securities which have underlying common stock with potential for long-term growth in the opinion of Forward Management and/or a Fund’s sub-advisor. Certain Funds will only invest in investment-grade convertible securities (those rated in the top four categories by either S&P or Moody’s).

Counterparty Credit Risk

Commodity and financial-linked derivative instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease. In addition, a Fund will invest in commodity- and financial-linked structured notes issued by a limited number of issuers, which will act as counterparties. To the extent a Fund focuses its investments in a limited number of issuers, it will be more susceptible to the risks associated with those issuers.

Debt Securities

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in a Fund’s net asset value and could also impact the amount of income a Fund generates through debt investments. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. See “Variable and Floating Rate Securities.” The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. An issuer of a debt security may repay principal prior to a security’s maturity, which can adversely affect a Fund’s yield, particularly during periods of declining interest rates. Rising interest rates may cause prepayments to occur at slower than expected rates, which effectively lengthens the maturities of the affected securities, making them more sensitive to interest rate changes and a Fund’s net asset value more volatile.

Certain Funds may invest in debt securities that are rated between “BBB” and as low as “CCC” by S&P and between “Baa” and as low as “Caa” by Moody’s or, if unrated, are of equivalent investment quality as determined by Forward Management and/or a Fund’s sub-advisor. Such debt securities may include preferred stocks, investment-grade corporate bonds, debentures and notes, and other similar corporate debt instruments, convertible securities, municipal bonds, and high-quality short-term debt securities such as commercial paper, bankers’ acceptances, certificates of deposit, repurchase agreements, obligations insured or guaranteed by the U.S. government or its agencies, and demand and time deposits of domestic banks, U.S. branches and subsidiaries of foreign banks and foreign branches of U.S. banks. Debt securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock. Investments in corporate debt securities that are rated below investment grade (rated below “BBB” by S&P or “Baa” by Moody’s) are considered speculative with respect to the issuer’s ability to pay interest and repay principal.

Rating agencies may periodically change the rating assigned to a particular security. If a debt security satisfies a Fund’s minimum rating requirement (rated at or above “CCC” by S&P, or “Caa” by Moody’s, or, if unrated, such security is of at least equivalent investment quality as determined by Forward Management and/or a Fund’s sub-advisor) when purchased, a subsequent downgrade does not require the sale of the security, but Forward Management and/or a Fund’s sub-advisor will consider which action is in the best interest of a Fund and its shareholders, including the sale of the security.

Bonds that are rated “Baa” by Moody’s are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds that are rated C by Moody’s are the lowest rated class of bonds and can be regarded as having extremely poor prospects of attaining any real investment standing.

Bonds rated “BBB” by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories. Bonds rated “D” by S&P are the lowest rated class of bonds and generally are in payment default. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities (commonly referred to as “junk bonds”) and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated and unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing their portfolios. Market quotations are generally available on many low-rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. In addition, the use of credit ratings as the sole method of evaluating low-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of low-rated securities. In addition, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated.

Low-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low-rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low-rated debt securities defaults, a Fund may incur additional expenses seeking recovery.

Depositary Receipts

A Fund may purchase sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or foreign trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, the underlying issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the underlying issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an underlying issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding underlying issuers of securities in unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as further discussed below in this section. For purposes of each Fund’s investment policies, a Fund’s investments in Depositary Receipts will be deemed to be investments in the underlying securities.

Derivative Instruments

Certain Funds may purchase and write call and put options on securities, securities indexes and foreign currencies, and enter into futures contracts and use options on futures contracts as further described below. A Fund may also enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. A Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or to attempt to achieve investment returns as part of its overall investment strategies. A Fund may also purchase and sell options relating to foreign currencies for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A Fund will segregate or “earmark” assets determined to be liquid by Forward Management and/or the Fund’s sub-advisor in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures, and swaps to avoid leveraging the portfolio of the Fund as described below.

The Funds consider derivative instruments to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depends upon cash flows from underlying assets, such as mortgage-related or asset-backed securities. The value of some derivative instruments in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of Forward Management and/or the Fund’s sub-advisor to correctly forecast interest rates and other economic factors. If Forward Management and/or a Fund’s sub-advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss. In addition, while the use of derivatives for hedging purposes can reduce losses, it can also reduce or eliminate gains, and hedges are sometimes subject to imperfect matching between the derivative and security it is hedging, which means that a hedge might not be effective. A Fund might not employ any of the strategies described above, and no assurance can be given that any strategy used will succeed. A decision as to whether, when and how to utilize derivative instruments involves the exercise of skill and judgment, and even a well-conceived derivatives strategy may be unsuccessful. The use of derivative instruments involves brokerage fees and/or other transaction costs, which will be borne by the Fund.

Investment in commodity-linked derivatives may subject a Fund to additional risks, and in particular may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. In order to qualify for the special tax treatment available to regulated investment companies under the Internal Revenue Code, a Fund must derive at least 90% of its gross income each taxable year from certain specified types of investments. It is currently unclear which types of commodities-linked derivatives fall within these specified investment types. As a result, if a Fund’s investment in commodities-linked derivatives were to exceed a certain threshold, the Fund could fail to qualify for the special tax treatment available to regulated investment companies under the Internal Revenue Code.

Diversification

A Fund that is “non-diversified” is not subject to the diversification requirements of the 1940 Act, which generally limit investments, as to 75% of a Fund’s total assets, to no more than 5% in securities in a single issuer and 10% of an issuer’s voting securities. A non-diversified Fund must, however, comply with the tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of a non-diversified Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Dividend Rolls

A Fund may perform “dividend rolls.” A dividend roll is an arrangement in which a Fund purchases stock in a U.S. corporation that is about to pay a dividend. The Fund then collects the dividend. If applicable requirements are met, the dividend will qualify for the corporate “dividends-received deduction.”

Duration

Duration is one of the fundamental tools used by Forward Management and/or a Fund’s sub-advisor in security selection for certain Funds. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to change by approximately 3% with a 1% change in interest rates. Assumptions generally accepted by the industry concerning the probability of early payment and other factors may be used in the calculation of duration for debt securities that contain put or call provisions, sometimes resulting in a duration different from the stated maturity of the security. With respect to certain mortgage-backed securities, duration is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. The maturity of a security measures only the time until final payment is due and, in the case of a mortgage-backed security, does not take into account the factors included in duration.

A Fund’s duration directly impacts the degree to which asset values fluctuate with changes in interest rates. For every 1% change in interest rate, a Fund’s net asset value is expected to change inversely by approximately 1% for each year of duration. For example, a 1% increase in interest rate would be expected to cause a fixed-income portfolio with an average dollar weighted duration of five years to decrease in value by approximately 5% (1% interest rate increase multiplied by the five-year duration).

Equity Securities

Certain Funds may invest in equity securities without regard to market capitalization. Equity securities consist of exchange-traded, over-the-counter and unlisted common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, limited partnership interests, and equity participations.

Investments in equity securities are subject to a number of risks, including the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which a Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services, and the value of a Fund’s equity investments may change in response to stock market movements, information or financial results regarding the issuer, general market conditions, general economic and/or political conditions, and other factors.

Exchange-Traded Funds (“ETFs”)

Certain Funds may invest in shares of ETFs. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange or New York Stock Exchange. ETFs are priced continuously and trade throughout the day. Each share represents an undivided ownership interest in the portfolio of stocks held by an ETF. ETFs acquire and hold either:

•	shares of all of the companies that are represented by a particular index in the same proportion that is represented in the index itself;

•	shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index; or

•	shares of companies included in a basket of securities.

The value of shares of ETFs that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index or basket of securities, should, under normal circumstances, closely track the value of the underlying component stocks. Such ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index or basket of securities does not, ETFs that track particular indices or baskets of securities typically will be unable to match the performance of the index or basket of securities exactly. A Fund’s investment in ETFs will be subject to the risks of investing in the ETFs’ underlying securities.

In connection with its investment in ETF shares, a Fund will incur various costs. A Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs. In addition, a Fund is subject to other fees as an investor in ETFs. Generally, those fees include, but are not limited to, Trustees’ fees, operating expenses, licensing fees, registration fees, and marketing expenses.

ETFs that are organized as unit investment trusts are registered under the 1940 Act as investment companies. Examples of such ETFs include iShares and Standard & Poor’s Depositary Receipts (“SPDRs”). These ETFs generally do not sell or redeem their shares for cash, and most investors do not purchase or redeem shares directly from an ETF at all. Instead, these ETF issues and redeems its shares in large blocks (typically 50,000 of its shares) called “creation units.” Creation units are issued to anyone who deposits a specified portfolio of these ETFs’ underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, and creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Most ETF investors, however, purchase and sell these ETF shares in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. ETF investors generally must pay a brokerage fee for each purchase or sale of these ETF shares, including purchases made to reinvest dividends. Because these ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

Aggressive ETF Investment Technique Risk. These ETFs may use investment techniques and financial instruments that could be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements, and similar instruments. An ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Such instruments, particularly when used to create leverage, may expose the ETF to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The use of aggressive investment techniques also exposes an ETF to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying the ETF’s benchmark.

Inverse Correlation ETF Risk. ETFs benchmarked to an inverse multiple of an index should lose value as the index or security underlying such ETF’s benchmark is increasing (gaining value), a result that is the opposite from traditional mutual funds.

Leveraged ETF Risk. Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. While only certain ETFs employ leverage, many may use leveraged investment techniques for investment purposes. The ETFs that employ leverage will normally lose more money in adverse market environments than ETFs that do not employ leverage. Trading in leveraged ETFs can be relatively illiquid, which means that they may be hard to purchase or sell at a fair price.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

Unlike regular bonds, there are no periodic interest payments, and principal is not protected. An investor could lose some of or the entire amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s annual fee.

ETFs and ETNs

ETFs or ETNs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the applicable index and will incur certain expenses not incurred by their applicable index. Certain securities comprising the index tracked by an ETF or ETN may, at times, be temporarily unavailable, which may impede an ETF’s or ETN’s ability to track its index. Leveraged ETFs and ETNs are subject to the risk of a breakdown in the futures and options markets they use. Leveraged ETFs or ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid. The market value of ETF or ETN shares may differ from their net asset value per share. This difference in price may be due to the fact that the supply and demand in the market for ETF or ETN shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF or ETN holds. There may be times when an ETF or ETN share trades at a premium or discount to its net asset value.

Foreign Currencies

Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measures to cope with its deficits and debt.

Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of a Fund’s investments is calculated in U.S. dollars each day that the New York Stock Exchange is open for business. As a result, to the extent that a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, the Fund’s net asset value as expressed in U.S. dollars should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by a Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of a Fund will be based on changes attributable to fluctuations in the net asset value of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which a Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buys instruments denominated in another.

Investments in foreign securities are normally denominated and traded in foreign currencies. The value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Some countries in which a Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which a Fund’s portfolio securities are denominated may have a detrimental impact on the Fund.

Foreign Currency Transactions

Certain Funds may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps, and other strategic transactions in connection with investments in securities of non-U.S. companies. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Certain Funds may enter into forward foreign currency exchange contracts (forward contracts) in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies, as well as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the price at which they are buying and selling various currencies. However, forward contracts may limit the potential gains which could result from a positive change in such currency relationships. A Fund will segregate or “earmark” assets determined to be liquid by Forward Management and/or the Fund’s sub-advisor, in accordance with procedures established by the Board of Trustees, to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Certain Funds may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring loses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to a Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See generally the discussion below on “Options on Securities, Securities Indexes, Futures Contracts and Swap Indexes.”

Certain Funds may enter into interest rate swaps on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets (marked to market daily) having an aggregate net asset value at least equal to the accrued excess will be segregated or “earmarked.” If a Fund enters into an interest rate swap on other than a net basis, it would segregate or “earmark” assets in the full amount accrued on a daily basis of its obligations with respect to the swap. Forward Management and/or a Fund’s sub-advisor will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund, subject to the segregation requirement described above. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive.

While certain Fund portfolio managers are authorized to hedge against currency risk, they are not required to do so. Furthermore, certain Funds’ sub-advisors generally choose, in accordance with their investment philosophies, not to hedge currency exposure.

Forward Commitments

Certain Funds may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased, measured on a daily basis, will be segregated or “earmarked” on the Fund’s records at the trade date and maintained until the transaction is settled, so that the purchase of securities on a forward commitment basis is not deemed to be the issuance of a senior security. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

Futures Contracts and Options on Futures Contracts

A Fund may invest in interest rate, credit linked, debt obligation, stock index and foreign currency futures contracts and options thereon for hedging and, for certain Funds, non-hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A public market exists in futures contracts covering a number of indexes as well as financial instruments, including without limitation: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (“GNMA”) Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

A Fund may purchase and write call and put futures options. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference on the expiration date between the exercise price of the option and the closing level of the securities upon which the futures contracts are based. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. As an alternative to purchasing call and put options on futures, a Fund may purchase call and put options on the underlying securities.

A Fund may enter into futures contracts and futures options that are standardized and traded on a U.S. or other exchange, board of trade, or similar entity, or quoted on an automated quotation system, and the Funds may also enter into over-the-counter options on futures contracts.

Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed.

A Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

A Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system, or where quoted prices are generally available in the over-the-counter market. Pursuant to applicable regulatory exemptions, a Fund and Forward Management and/or a Fund’s sub-advisor are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn taxable interest income on initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired.

Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by a Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.

With respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by segregating or “earmarking” liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to segregate or “earmark” liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the notional value. By setting aside assets equal to only its net obligation under cash-settled forwards or futures, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full notional value of such contracts. Options on futures and forward contracts will be covered in the manner set forth under “Options on Securities, Securities Indexes, Futures Contracts and Swap Indexes.”

Because of the low margin deposits required for certain futures, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. For example, if at the time of purchase 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

A Fund’s ability to reduce or eliminate its futures and related options positions will depend upon the liquidity of the secondary markets for such futures and options. The Funds intend to purchase or sell futures and related options only where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. The prices of futures contracts may be volatile, and the trading of futures contracts is subject to the risk of exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments. Use of futures and options on futures for hedging may also involve risks because of imperfect correlations between movements in the prices of the futures or options on futures and movements in the prices of the securities being hedged. Successful use of futures and related options by a Fund for hedging purposes also depends upon the ability of Forward Management and/or a Fund’s sub-advisor to predict correctly movements in the direction of the market, as to which no assurance can be given. A Fund’s use of futures and/or options on futures may leave the Fund in a worse position than if such strategies were not used.

A Fund’s investments in commodity futures contracts will be subject to additional costs and risks. In particular, the price of a commodity futures contract will reflect the storage cost of purchasing the underlying commodity and will subject a Fund to risks relating to reinvestment and economic and non-economic variables such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are securities that represent ownership in the common stock or ADRs of specified companies in a particular industry. HOLDRs are organized as grantor trusts, and are generally not required to register as investment companies under the 1940 Act. HOLDRs can only be bought and sold in 100-share increments. HOLDRs do not have creation units like ETFs, but investors may exchange 100 shares of a HOLDR for its underlying stocks at any time. Existing HOLDRs focus on narrow industry groups. Each initially owns 20 stocks, but they are unmanaged, and so can become more concentrated due to mergers or the disparate performance of their holdings. HOLDR shareholders are subject to the same risks entailed in direct stock ownership. Because the value of HOLDRs is directly related to the value of the underlying securities, the Fund could lose a substantial part of its original investment in HOLDRs. HOLDRs are subject to market risk; underlying stock risk; sector risk; trading risk; and lack of management risk. Investors in HOLDRs cannot expect to benefit from the involvement of an active portfolio manager who seeks out opportunities and avoids risk in a sector. The underlying stocks in HOLDRs were selected without regard for their value, price performance, volatility or investment merit. The composition of a HOLDR does not change after issue, except in special cases like corporate mergers, acquisitions or other specified “Reconstitution Events.” As a result, stocks selected for those HOLDRs with a sector focus may not remain the largest and most liquid in their industry, and may even leave the industry altogether. If this happens, HOLDRs in which a Fund invested may not provide the same targeted exposure to the industry that was initially expected.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. A Fund will only invest in commodity-linked hybrid instruments that qualify for an exemption from the provisions of the Commodities Exchange Act under applicable rules of the Commodities Futures Trading Commission.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act. Income from certain hybrid instruments may not constitute qualifying income for purposes of Subchapter M. Accordingly, a Fund will monitor the income produced from such investments so that when such income is combined with the Fund’s other non-qualifying income, the Fund will not have more than 10% non-qualifying income.

Illiquid Securities

A Fund may invest in illiquid or restricted securities if Forward Management and/or the Fund’s sub-advisor believes that they present an attractive investment opportunity. A Fund may not invest more than 15% (5% with respect to the Forward U.S. Government Money Fund) of its net assets in illiquid or restricted securities. Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment. Its illiquidity might prevent the sale of such a security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition.

Illiquid securities generally include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed-time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) and certain commercial paper that Forward Management and/or a Fund’s sub-advisor has determined to be liquid under procedures approved by the Board of Trustees).

A Fund’s investments may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under the Funds’ procedures, restricted securities may be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

Infrastructure Investments

Certain Funds may invest in the securities of infrastructure-related companies. (The Forward Global Infrastructure Fund invests, under normal conditions, at least 80% of its net assets in such companies). The Funds consider a company to be an infrastructure-related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. These companies include businesses involved in the ownership, operation or financing of the physical structures and networks used to provide essential services to society. Infrastructure-related companies may include, but are not necessarily limited to, those companies that are active in transportation services (including toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utilities (including electricity, electricity transmission, electricity generation, gas and water distribution, sewage treatment, broadcast and wireless towers, cable and satellite networks), social assets (including courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing), and those companies whose products and services are related to the infrastructure industry (such as manufacturers and distributors of building supplies and financial institutions that issue or service debt secured by infrastructure assets).

Infrastructure-related companies are subject to a variety of factors that may affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. These companies may also be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps, and the imposition of special tariffs and changes in tax laws, regulatory policies, and accounting standards.

Other factors that may affect the operations of infrastructure-related companies include changes in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, increased susceptibility to terrorist acts or political actions, and risks of environmental damage due to a company’s operations or an accident.

Initial Public Offering (“IPO”) Holding

IPO holding is the practice of participating in an IPO with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Because of the cyclical nature of the IPO market, from time to time there may not be any IPOs in which a Fund can participate. Even when a Fund requests to participate in an IPO, there is no guarantee that the Fund will receive an allotment of shares in an IPO sufficient to satisfy the Fund’s desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

International Sanctions

From time to time, certain of the companies in which a Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, a Fund will be indirectly subject to those risks.

Investment in Foreign and Developing Markets

A Fund may purchase securities of companies domiciled in any foreign country, developed or developing. Potential investors in these Funds should consider carefully the substantial risks involved in securities of companies and governments of foreign social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about U.S. companies. Most foreign companies are not generally subject to uniform accounting and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. A Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries are generally subject to negotiation, as in the U.S., but they are likely to be higher. Transaction costs and custodian expenses are likely to be higher in foreign markets. In many foreign countries there may be less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Furthermore, securities in which a Fund invests may be held in foreign banks and securities depositories, which may be recently organized and subject to limited or no regulatory oversight.

Throughout the last decade many emerging markets have experienced, and continue to experience, high rates of inflation. In certain countries, inflation has accelerated rapidly at times to hyper inflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

Investments in businesses domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; (viii) currency fluctuations; and (ix) the contagious effect of market or economic setbacks in one country on another developing country.

A Fund will attempt to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchanges (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a Fund from transferring cash out of the country or withholding portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, exit levies, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

Investments in foreign securities and deposits with foreign banks or foreign branches of U.S. banks may be subject to nationalization, expropriation, confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), government approval for the repatriation of investment income, capital, or the sale of securities, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political, diplomatic, and economic developments that could adversely affect a Fund’s investments. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment in a foreign security. The Funds will treat investments that are subject to repatriation restrictions of more than seven days as illiquid securities.

Leverage

Certain Funds can buy securities with borrowed money (a form of leverage). In addition, certain transactions, such as derivatives, reverse repurchase agreements and dollar rolls may also give rise to a form of leverage. Leverage exaggerates the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio securities. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, including reverse repurchase agreements (see below), the 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. A Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Liquidity Management Practices

Certain Funds may periodically enter into Letter of Credit or Line of Credit arrangements with banks and other financial intermediaries for the specific purpose of providing liquidity to the Fund. As capital markets are not always liquid or efficiently priced, it may from time to time be necessary for the Fund to borrow money or put securities to banks or other financial intermediaries in order to meet shareholder liquidity demands. The percentage of net assets of which a Fund may enter into a Letter of Credit or Line of Credit arrangement are limited to the extent permitted by the 1940 Act and rules and interpretations thereunder.

In the case of a Letter of Credit arrangement, for a fee paid by the Fund, a bank or other suitable financial intermediary would agree to assume ownership (irrevocably) of securities held in the portfolio for the amortized cost of those securities. In the case of a Line of Credit arrangement, the Fund enters into agreements with banks or other financial intermediaries to supply loan availability to the Fund, where the Fund pledges securities positions within the Fund as collateral.

The Forward U.S. Government Money Fund will comply with the daily and weekly liquidity requirements set forth in Rule 2a-7 under the 1940 Act and, as such, must maintain a portion of its assets in cash and securities that can readily be converted into cash, which may have a negative effect on yield.

Loan Participations and Assignments

A Fund may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions (“lenders”). Generally, a Fund’s investments in loans are expected to take the form of loan participations and assignments of loans from third parties. Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan. Participations and assignments involve special types of risk, including limited marketability and the risks of being a lender. See “Illiquid Securities” for a discussion of the limits on the Funds’ investments in loan participations and assignments with limited marketability. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to that of the borrower. In assignments, a Fund’s rights against the borrower may be more limited than those held by the original lender.

In addition, loan investments are subject to a number of other risks, including but not limited to the following: (1) non-payment of interest and/or principal; (2) to the extent a loan is collateralized, a decline in the value of collateral and difficulty or delay in obtaining or selling collateral in the event of the borrower’s default or bankruptcy; (3) lack of publicly available information about borrowers; and (4) the highly speculative nature of indebtedness of companies with poor creditworthiness, including the risk that companies will never pay off their indebtedness.

Master Limited Partnerships (“MLPs”)

Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Money Market Instruments

Certain Funds may invest in the following instruments which are commonly referred to as “money market instruments”:

(i) Obligations (including certificates of deposit and bankers’ acceptances) maturing in 13 months or less of (a) banks organized under the laws of the U.S. or any state thereof (including foreign branches of such banks) or (b) U.S. branches of foreign banks or (c) foreign banks and foreign branches thereof; provided that such banks have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. The term “certificates of deposit” includes both Eurodollar certificates of deposit, for which there is generally a market, and Eurodollar time deposits, for which there is generally not a market. “Eurodollars” are dollars deposited in banks outside the U.S.; the Funds may invest in Eurodollar instruments of foreign and domestic banks; and

(ii) Commercial paper, variable amount demand master notes, bills, notes, and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies or instrumentalities, maturing in 13 months or less, an denominated in U.S. dollars. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph (i) above. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by Forward Management and/or a Fund’s sub-advisor.

The Forward U.S. Government Money Fund may invest up to 20% of its net assets in commercial paper, variable amount demand master notes, bills, notes, and other obligations issued by a U.S. company, maturing in 13 months or less, denominated in U.S. dollars, and rated in the highest short-term rating category (e.g., rated A1 by S&P or P1 by Moody’s, or, if unrated, determined by Forward Management to be of comparable quality) at the time of purchase, or in repurchase agreements secured by such instruments. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by Forward Management.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related or other asset-backed securities. The value of some mortgage-related or asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of Forward Management and/or the Fund’s sub-advisor to correctly forecast interest rates and other economic factors.

Mortgage pass-through securities are securities representing interests in “pools” of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs that may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such securities can be expected to increase.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by the Federal National Mortgage Association or “FNMA” or the Federal Home Loan Mortgage Corporation or “FHLMC”), which are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. Mortgage-related securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations (“CMOs”) are hybrid mortgage-related instruments. Interest and pre-paid principal on a CMO are paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by a Fund, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying a Fund’s diversification tests. Certain Funds will only invest in privately-issued CMOs that are collateralized by mortgage-backed securities issued or guaranteed by GNMA Certificates, FNMA or FHLMC or CMOs issued by FHLMC.

A real estate mortgage investment conduct (“REMIC”) must elect to be, and must qualify for treatment as such, under the Internal Revenue Code. A REMIC must consist of one or more classes of “regular interests,” some of which may be adjustable rate, and a single class of “residual interests.” To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured, principally by real property. Certain Funds do not intend to invest in residual interests. Congress intended for REMICs to ultimately become the exclusive vehicle for the issuance of multi-class securities backed by real estate mortgages. If a trust or partnership that issues CMOs does not elect and qualify for REMIC status, it will be taxed at the entity level as a corporation.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. A Fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit, and prepayment risks.

Mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls (see “Reverse Repurchase Agreements and Dollar Roll Arrangements” below), CMO residuals or stripped mortgage-backed securities (“SMBS”), and may be structured in classes with rights to receive varying proportions of principal and interest.

A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially adversely affected. A Fund may invest in other asset-backed securities that have been offered to investors. Each Fund (except the Forward U.S. Government Money Fund) will treat IOs and POs as illiquid securities except where the security can be sold within seven days at approximately the same amount at which it is valued by the Fund and there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings). Additionally, the security will be treated as illiquid unless: (i) it is rated at least “BBB”/”Baa” or a comparable rating from another nationally recognized statistical ratings organization, (ii) at least two dealers make a market in the security, (iii) there are at least three sources from which a price for the security is readily available; and (iv) the security is U.S. government issued and backed by fixed-rate mortgages.

The yield characteristics of mortgage-related securities and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

Although the extent of prepayments in a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-related securities, may respond to certain of the same factors influencing prepayments, while at other times different factors will predominate. Mortgage-related securities and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Asset-backed securities involve certain risks that are not posed by mortgage-related securities, because asset-backed securities do not usually have the type of security interest in the related collateral that mortgage-related securities have. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce a creditor’s ability to realize full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

At times the value of mortgage or asset-backed securities may be particularly sensitive to changes in the general level of interest rates. Early repayment of principal on some mortgage or asset-backed securities may expose the Fund to a lower rate of return upon reinvestment of principal. When the general level of interest rates rise, the value of a mortgage or asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage or asset-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages or assets will affect the price and volatility of a mortgage or asset-backed securities, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages or assets increase the effective maturity of these securities, the volatility of the security can be expected to increase. The value of these securities may also fluctuate in response to other idiosyncratic circumstances.

Multi-Manager

With respect to a Fund that utilizes multiple advisors who make their trading decisions independently, it is possible that one or more of the advisors may, at any time, take positions that may be opposite of positions taken by other advisors or may engage in strategies that are not complementary. It is also possible that the advisors may be competing with each other for similar positions on behalf of a Fund at the same time. In such cases, a Fund will incur brokerage and other expenses, without accomplishing any net investment results.

Options on Securities, Securities Indexes, Futures Contracts, Swap Contracts, and Swap Indexes

Certain Funds may write covered put and call options and/or purchase put and call options on securities, securities indexes, and futures contracts that are traded on U.S. and foreign exchanges and over-the-counter, as well as options on swaps and swap indexes for hedging and/or non-hedging purposes. An option on a security, futures contract or swap contract is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, futures contract or swap contract (in the case of a call option) or to sell a specified security, futures contract or swap contract (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators. An option on an index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. One purpose of purchasing put options is to protect holdings in an underlying or related security or swap contract against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities or swap contracts.

A Fund may write a call or put option only if the option is “covered.” A call option on a security, index, futures contract, swap contract or swap index written by a Fund is “covered” if the Fund owns the underlying security, index, futures contract, swap contract or swap index covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated or “earmarked” account by its custodian) upon conversion or exchange of other securities held in its portfolio, or otherwise segregates or “earmarks” liquid assets in an amount equal to the value of the underlying instrument on a daily, marked-to-market basis. A call option on a security, index, futures contract, swap contract or swap index is also covered if a Fund holds a call on the same security, index, futures contract, swap contract or swap index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash or high-grade U.S. government securities in a segregated or “earmarked” account with its custodian. A put option on a security, index, futures contract, swap contract or swap index written by a Fund is “covered” if the Fund maintains liquid assets with a value equal to the exercise price in a segregated or “earmarked” account with its custodian, or else holds a put on the same security, index, futures contract, swap contract or swap index, and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security, index, futures contract, swap contract or swap index. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, a Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

A Fund will receive a premium from writing a put or call option, which increases gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security, index, futures contract, swap contract or swap index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security, index, futures contract, swap contract or swap index rises, however, a Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in its investments. By writing a put option, a Fund assumes the risk of a decline in the underlying security, index, futures contract, swap contract or swap index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security, index, futures contract, swap contract or swap index, writing covered put options will increase a Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

A Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, a Fund will seek to offset a decline in value of the portfolio investments being hedged through appreciation of the put option. If the value of a Fund’s investments does not decline as anticipated, or if the value of the option does not increase, the Fund’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security, index, futures contract, swap contract or swap index, and the changes in value of a Fund’s investment holdings being hedged.

A Fund may purchase call options on individual securities or futures or swap contracts to hedge against an increase in the price of securities or futures or swap contracts that it anticipates purchasing in the future. Similarly, a Fund may purchase call options on a securities or swap index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting reinvestment. When purchasing call options, a Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security, index, futures contract, swap contract or swap index does not rise.

A Fund may purchase and write covered put and covered call options that are traded on U.S. or foreign securities exchanges or that are listed on the NASDAQ Stock Market. Currency options may be either listed on an exchange or traded over-the-counter. Options on financial futures and stock indices are generally settled in cash as opposed to the underlying securities.

Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. Over-the-counter options are privately negotiated with the counterparty to such contract and are purchased from and sold to dealers, financial institutions or other counterparties which have entered into direct agreements with a Fund. Over-the-counter options differ from exchange-traded options in that over-the-counter options are transacted with the counterparty directly and not through a clearing corporation (which guarantees performance). If the counterparty fails to take delivery of the securities underlying an option it has written, a Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. Consequently, a Fund must rely on the credit quality of the counterparty and there can be no assurance that a liquid secondary market will exist for any particular over-the-counter options at any specific time. Certain Funds will limit the purchase and sale of options to those listed on a national securities exchange and issued by the Options Clearing Corporation.

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, it may experience losses in some cases as a result of such inability. The value of over-the-counter options purchased by a Fund, as well as the cover for options written by a Fund, are considered not readily marketable and are subject to the Trust’s limitation on investments in securities that are not readily marketable, unless the over-the-counter option written by a Fund is sold to a dealer who agrees that the Fund may repurchase the option at a maximum price determined by a formula in the option agreement. The cover for that option will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

There are several risks associated with transactions in options on securities, futures or swaps indexes, and even a small investment in securities such as options can have a significant impact on a Fund’s exposure to stock market values, interest rates or the currency exchange rate. For example, there are significant differences between the securities, futures or swaps markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a securities, futures or swaps index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by a Fund, it would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding. A Fund’s use of options may leave the Fund in a worse position than if it had not invested in options.

Participation Notes (“P-Notes”)

P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which a Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because a Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, a Fund will incur transaction costs as a result of investment in P-Notes.

Preferred Stock

Certain Funds may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. A Fund may purchase preferred stock of companies which have also issued other classes of preferred stock or debt obligations that may take priority as to payment of dividends over the preferred stock held by the Fund.

Private Investment Funds

Certain Funds may invest in private investment funds, also known as hedge funds, which will pursue alternative investment strategies. An investment in a private investment fund involves certain risks relating to, among other things, the nature of the investments and investment techniques to be employed by the private investment fund. Because of the speculative nature of the investments and trading strategies of private investment funds, there is a risk that a Fund may suffer a significant or complete loss of its invested capital in one or more private investment funds. Private investment funds may utilize a variety of special investment instruments and techniques to hedge the portfolios of the funds against various risks (such as changes in interest rates or other factors that affect security values) or for non-hedging purposes to pursue a fund’s investment objective. Certain of the special investment instruments and techniques that the fund may use are speculative and involve a high degree of risk, particularly in the context of non-hedging transactions. Interests in a private investment fund are not generally registered under the 1933 Act and the transferability or withdrawal of such interests is substantially restricted.

Privately-Issued Stripped Securities

Certain Funds may invest in principal portions or coupon portions of U.S. government Securities that have been separated (stripped) by banks, brokerage firms, or other entities. Stripped securities are usually sold separately in the form of receipts or certificates representing undivided interests in the stripped portion and are not considered to be issued or guaranteed by the U.S. government. Stripped securities may be more volatile than nonstripped securities.

Privatizations

Certain Funds may invest in privatizations. The Funds believe that foreign government programs of selling interests in government-owned or controlled enterprises (“privatizations”) may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as a Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

Quantitative Strategy

A quantitative strategy means that stocks are selected based upon a customized group of proprietary models designed by Forward Management and/or a Fund’s sub-advisor. The model attempts to enhance returns, within defined risk parameters, relative to a benchmark by analyzing company income and balance sheet information as well as other relevant market related information. The success of certain Funds’ principal investment strategies depends on the skill of Forward Management and/or the Fund’s sub-advisor in designing and using its analytical model as a tool for selecting stocks. A flaw in the design of an analytical model may result in a Fund having a lower return than if the Fund was managed using a fundamental or passive investment management strategy.

Real Estate Securities

Certain Funds may invest in the common and senior securities of real estate investment trusts (“REITs”) and other real estate companies, including preferred stock, convertible preferred stock, and corporate debt. (The Forward International Real Estate Fund invests primarily in non-U.S. securities of real estate and real estate-related companies). A REIT is a corporation or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code. The Internal

Revenue Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Internal Revenue Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute to shareholders annually 90% or more of its otherwise taxable income.

REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. An equity REIT invests primarily in the fee ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio and have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

Investments in REITs and real estate securities may be subject to certain of the same risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate generally; changes in neighborhood or property appeal; environmental clean-up costs; condemnation or casualty losses; risks related to general and local economic conditions; legislative or regulatory changes; over-building and competition; increases in property taxes and operating expenses; lack of availability of mortgage funds; high or extended vacancy rates; and rent controls or variations in rental income. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Rising interest rates may cause REIT investors to demand a higher annual return, which may cause a decline in the prices of REIT equity securities. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s investments to decline. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors may elect to prepay, and such prepayment may diminish the yield on securities issued by those REITs. In addition, mortgage REITs may be affected by the borrowers’ ability to repay their debt to the REIT when due. Equity REIT securities may be affected by changes in the value of the underlying property owned by the REIT and the ability of tenants to pay rent. In addition, REITs may not be diversified and are subject to heavy cash flow dependency and self liquidation. REITs are subject to the possibility of failing to qualify for tax-free pass-through of income and failing to maintain exemption under the 1940 Act. Also, equity REITs may be dependent upon management skill and may be subject to the risks of obtaining adequate financing for projects on favorable terms. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

In the event that an issuer of real estate-related securities suffers adverse changes in its financial condition, this could lower the credit quality of the securities it has issued, leading to greater volatility in the price of the securities and in the shares of a Fund. A change in the quality rating of a security can also affect its liquidity and make it more difficult for a Fund to sell. To the extent that an issuer has exposure to sub-prime investments, this may further affect the liquidity and valuation risk associated with the issuer.

A Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends received deduction, or, generally, for treatment as qualified dividend income.

ReFlow

A Fund may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund.

ReFlow Management Co., LLC, the entity which facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, the investment advisor to the Funds. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. Among other things, the procedures require that all decisions with respect to whether to participate in a particular auction or the terms bid in an auction will be made solely by the relevant portfolio management personnel of Forward Management and/or a Fund’s sub-advisor. In addition, ReFlow Management may not provide any information to Forward Management or the sub-advisors with respect to the ReFlow auctions that differs in kind from that provided to any other participating funds in ReFlow. The Board will receive quarterly reports regarding the Funds’ usage of the program, and shall determine annually whether continued participation in the program is in the best interests of the Funds and their shareholders.

Regulatory and Market Developments

Recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and non-U.S. governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could diminish or preclude a Fund’s ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of a Fund’s portfolio holdings.

Repurchase Agreements

Securities held by a Fund may be subject to repurchase agreements. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short time period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price which represents the Fund’s cost plus interest. The arrangement results in a fixed rate of return that is not subject to market fluctuations during the period that the underlying security is held by the Fund. Repurchase agreements involve certain risks, including seller’s default on its obligation to repurchase or seller’s bankruptcy. The Funds will enter into such agreements only with commercial banks and registered broker-dealers, as well as other financial institutions which Forward Management and/or the Fund’s sub-advisor deems creditworthy under guidelines approved by the Board of Trustees. In these transactions, the securities issued by the Funds will have a total value in excess of the value of the repurchase agreement during the term of the agreement. If the seller defaults, the respective Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest, and it may incur expenses in selling the security. In addition, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code of 1983 or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Funds’ management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

In a repurchase agreement, a Fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. To protect a Fund from risk that the original seller will not fulfill its obligations, the securities are held in accounts of the Fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. If a seller defaults on its repurchase obligations, a Fund may suffer a loss in disposing of the security subject to the repurchase agreement. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as costs and delays to a Fund in connection with bankruptcy proceedings), it is the current policy of the Funds to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by Forward Management and/or a Fund’s sub-advisor.

Reverse Repurchase Agreements and Dollar Roll Agreements

A Fund may borrow funds by entering into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. While a reverse repurchase agreement is outstanding, a Fund will maintain segregated or “earmarked” liquid assets to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Forward Management and/or the Fund’s sub-advisor. Such transactions may increase fluctuations in the market value of a Fund’s assets and may be viewed as a form of leverage. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.

Rule 144A Securities

Certain Funds may purchase securities that are not registered under the 1933 Act, but that can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). In addition to an adequate trading market, the Board will also consider factors such as trading activity, availability of reliable price information, and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board will carefully monitor any investments by the Funds in Rule 144A Securities.

Rule 144A securities may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by a Fund.

Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers (as such term is defined under Rule 144A). Forward Management anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A eligible restricted securities held by a Fund, however, could affect adversely the marketability of such Fund’s securities and, consequently, the Fund might be unable to dispose of such securities promptly or at favorable prices. Forward Management and/or a Fund’s sub-advisor will monitor the liquidity of such restricted securities under the supervision of the Board.

Securities issued pursuant to Rule 144A are not deemed to be illiquid. Forward Management and/or a Fund’s sub-advisor will monitor the liquidity of such restricted securities subject to the supervision of the Board. In reaching liquidity decisions, Forward Management and/or a Fund’s sub-advisor must first find that the security can be sold within seven days at approximately the same amount at which it is valued by the Fund and that there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings). Furthermore, the security will be considered liquid if the following criteria are met: (a) at least two dealers make a market in the security; (ii) there are at least three sources from which a price for the security is readily available; and (iii) settlement is made in a “regular way” for the type of security at issue.

Securities Issued by Other Investment Companies

Certain Funds may invest in securities of other investment companies, including investment companies which may not be registered under the 1940 Act, such as HOLDRs. Certain Funds may invest only in no-load, open-end money market mutual funds. By investing in another investment company, a Fund is exposed to the risks of the underlying investment company in which it invests in proportion to the amount of assets the Fund allocates to the underlying investment company. In addition, a Fund’s investment in other investment companies is limited by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A Fund’s investments in other investment companies may include investments in various ETFs, subject to the Fund’s investment objective, policies, and strategies as described in the prospectus. ETFs are discussed above in greater detail.

Generally, a Fund will not purchase securities of another investment company if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Fund, or (iii) more than 5% of the Fund’s total assets would be invested in any one such investment company. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Securities Lending

In order to generate additional income, certain Funds from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities, provided that outstanding loans do not exceed in the aggregate the maximum allowable percentage of the value of the Fund’s net assets under applicable laws and regulations, currently 33-1/3%. Each Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid, high-grade debt securities, or by a letter of credit in favor of the Fund in a separate account maintained by the custodian at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. Loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. A Fund may pay reasonable finders’ and custodial fees in connections with loans. In addition, a Fund will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and a Fund will not lend its securities to any director, officer, employee, or affiliate of Forward Management, the Administrator or the Distributor, unless permitted by applicable law.

Short Sales

Certain Funds may make short sales of securities as part of its overall portfolio management strategies and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale (other than a short sale “against the box,” as discussed below), it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated assets determined to be liquid by Forward Management and/or the Fund’s sub-advisor in accordance with procedures established by the Board of Trustees.

A Fund may engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Short Sales Against the Box

Certain Funds may enter into a short sale of a security such that, so long as the short position is open, the Fund will own an equal amount of preferred stock or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as one “against the box,” will be entered into by a Fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date, when the Fund delivers the convertible securities to close out its short position. Although, prior to delivery, a Fund will have to pay an amount equal to any dividends paid on the common stock sold short, the Fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. A Fund will deposit, in a segregated account with its custodian, convertible preferred stocks or convertible debt securities in connection with short sales against the box.

Sovereign Debt Securities

Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which a Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities. Brady Bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland, and Uruguay, and may be issued by other emerging countries.

Stable Net Asset Value

Although the Forward U.S. Government Money Fund seeks to preserve the value of your investment at $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund.

Structured Notes

A Fund may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. A Fund bears the risk that the issuer of the structured note will default or become bankrupt. A Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, a Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, a Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

A Fund may invest in equity-linked structured notes (which would be linked to an equity index) to a significant extent. A highly liquid secondary market may not exist for the structured notes a Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for a Fund to sell the structured notes it holds at an acceptable price or accurately value such notes.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks.

Swap Agreements

A Fund may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

A Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated or “earmarked” account consisting of assets determined to be liquid by Forward Management and/or the Fund’s sub-advisor in accordance with procedures established by the Board of Trustees, to limit any potential leveraging of the Fund’s portfolio.

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the ability of Forward Management and/or the Fund’s sub-advisor to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. In addition, a Fund’s use of swaps may reduce the Fund’s returns and increase volatility.

U.S. Government Obligations

Obligations of certain agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of FNMA, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Federal Farm Credit Banks or FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by FHLMC, FNMA, Federal Home Loan Banks, and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the U.S. Treasury.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program were scheduled to expire in December 2009.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement were both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Variable and Floating Rate Securities

Variable and floating rate securities are instruments that have a coupon or interest rate that is adjusted periodically due to changes in a base or benchmark rate. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily to annually, or may be event-based, such as based on a change in the prime rate.

A Fund may engage in credit spread trades and invest in floating rate debt instruments (“floaters”). A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against a rise in interest rates, although a Fund will participate in any declines in interest rates as well.

A Fund also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality, and a Fund accordingly may be forced to hold such an instrument for long periods of time and/or may experience losses of principal in such investment. In particular, when interest rates are declining, coupon payments will rise at periodic intervals. This rise in coupon payments causes rapid dramatic increases in prices compared to those expected from conventional fixed-income instruments of similar maturity. Conversely, during times of rising interest rates, the coupon payments will fall at periodic intervals. This fall in coupon payments causes rapid dramatic decreases in prices compared to those expected from conventional fixed-income instruments of similar maturity. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.

If a Fund invests in inverse floaters, it will generally treat inverse floaters as illiquid securities except for (i) inverse floaters issued by U.S. government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by Forward Management and/or a Fund’s sub-advisor subject to the supervision of the Board of Trustees or (ii) where such securities can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

Variable and floating rate notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by Forward Management and/or a Fund’s sub-advisor under guidelines approved by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, Forward Management and/or a Fund’s sub-advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding, and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

Warrants

Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

When-Issued Securities and Firm Commitment Agreements

Certain Funds may purchase securities on a delayed delivery or “when-issued” basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). A Fund will not purchase securities the value of which is greater than 15% of its net assets on a when-issued or firm commitment basis. A Fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase, and no interest accrues to a Fund until it accepts delivery of the security. A Fund will not use such transactions for leveraging purposes and, accordingly, will segregate or “earmark” cash, cash equivalents, or liquid securities in an amount sufficient to meet its payment obligations thereunder. Although these transactions will not be entered into for leveraging purposes, to the extent a Fund’s aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should market values of a Fund’s portfolio securities decline while the Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As a Fund’s aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. A Fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

Zero-Coupon Securities

Certain Funds may invest in zero-coupon securities. A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Zero-coupon securities are more volatile than cash pay securities. A Fund accrues income on these securities prior to the receipt of cash payments. A Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

PORTFOLIO TRANSACTIONS

The Investment Advisor and Sub-Advisors are authorized to select the brokers or dealers that will execute transactions to purchase or sell investment securities for the Funds. In all purchases and sales of securities for the Funds, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Investment Management Agreement and/or Sub-Advisory Agreements, each Investment Advisor or Sub-Advisor determines which brokers are eligible to execute portfolio transactions for the Funds. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker,” unless in the opinion of the Investment Advisor or Sub-Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, the Investment Advisor or Sub-Advisor will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable combination of price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors such as the firm’s ability to engage in transactions in shares of banks and thrifts that are not listed on an organized stock exchange. Consideration may also be given to those brokers that supply research and statistical information to the Investment Advisor and/or the Sub-Advisors, and provide other services in addition to execution services. The Investment Advisor and Sub-Advisors are prohibited from considering a broker’s or dealer’s promotion or sale of Fund shares, or shares of any other registered investment company, when selecting brokers and dealers to effect a Fund’s portfolio securities transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of the Funds is subject to rules adopted by the FINRA and the Forward Funds’ Policies and Procedures Prohibiting the Use of Brokerage Commissions to Finance Distribution.

While it will be the Trust’s general policy to seek to obtain the most favorable combination of price and execution available, in selecting a broker to execute portfolio transactions for the Funds, the Investment Advisor or Sub-Advisor may also give weight to the ability of a broker to furnish brokerage and research services to the Investment Advisor or the Sub-Advisor. In negotiating commissions with a broker, the Investment Advisor or Sub-Advisor may therefore pay a higher commission than would otherwise be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Investment Advisor or Sub-Advisor to be reasonable in relation to the value of the brokerage and research services provided by such broker, which services either produce a direct benefit to the Funds or assist the Investment Advisor or Sub-Advisor in carrying out its responsibilities to the Funds or its other clients. These services may include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

Purchases of the Funds’ portfolio securities also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers that specialize in the types of securities that the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Most debt securities are purchased and sold on a principal basis with the issuer, the issuer’s underwriter, or with a primary market-maker acting as a principal, with no brokerage commission being paid by a Fund. However, purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

Some securities considered for investment by a Fund may also be appropriate for other clients served by the Fund’s Investment Advisor or Sub-Advisor. If the purchase or sale of securities consistent with the investment policies of the applicable Fund and one or more of these other clients serviced by the Investment Advisor or Sub-Advisor is considered at or about the same time, transactions in such securities will be allocated among the Fund and the Investment Advisor’s or Sub-Advisor’s other clients in a manner deemed fair and reasonable by the Investment Advisor or Sub-Advisor. There is no specified formula for allocating such transactions. From time to time it may be in the best interest of a Fund (for example to reduce transactions costs or assure availability of securities) to either purchase or sell securities with other clients of the Fund’s Investment Advisor or Sub-Advisor. In the case of such “cross” transactions, the Investment Advisor or Sub-Advisor is required to follow procedures adopted by the Fund designed to ensure the transactions is fair to the Fund. The Investment Advisor or Sub-Advisor may utilize the services of affiliated broker-dealers to execute portfolio transactions for the Funds on an agency basis and may be paid brokerage commissions from the Funds for such services in accordance with rules adopted by the SEC. For fiscal years ended December 31, 2007, 2008, and 2009 the Funds did not pay any commissions to brokers who were affiliated with the Funds, the Investment Advisor, Sub-Advisor or Distributor or any affiliated person of these entities.

The following table shows the brokerage commissions paid by each operational Fund for the last three fiscal years.

	Fiscal Year Ended 12/31/09	Fiscal Year Ended 12/31/08	Fiscal Year Ended 12/31/07
Forward Banking and Finance Fund	$188,058	$257,934	$451,299
Forward Emerging Markets Fund	$988,610	$1,020,372	$325,371
Forward Frontier Markets Fund(1)	$71,076	N/A	N/A
Forward Global Infrastructure Fund(2)	$267,811	$680,015	$183,065
Forward Growth Fund	$591,930	$592,566	$588,033
Forward High Yield Bond Fund	$0	$0	$210
Forward International Dividend Fund	$88,221	$197,994	$231,594
Forward International Equity Fund	$94,980	$651,347	$847,347
Forward International Fixed Income Fund	$25	$0	$0
Forward International Real Estate Fund	$354,013	$834,886	$886,122
Forward International Small Companies Fund	$2,132,550	$2,395,313	$3,515,982
Forward Investment Grade Fixed-Income Fund	$4,313	$5,045	$0
Forward Large Cap Equity Fund	$51,825	$20,152	$10,519
Forward Large Cap Growth Fund	$48,931	$143,801	$255,232
Forward Large Cap Value Fund	$139,238	$139,240	$193,744
Forward Legato Fund	$17,915	$9,177	$12,924
Forward Long/Short Credit Analysis Fund(3)	$404	$2,257	$255
Forward Mortgage Securities Fund	$3,446	$46,303	$7,381
Forward Real Estate Fund	$64,874	$16,905	$41,830
Forward Select Income Fund	$1,863,065	$820,233	$1,489,302
Forward Small Cap Equity Fund	$1,948,454	$2,927,811	$2,781,785
Forward Small to Mid Cap Fund	$465,254	$659,623	$352,929
Forward Strategic Alternatives Fund(4)	$56,037	$22,707	N/A
Forward Strategic Realty Fund	$554,598	$1,639,875	$3,570,568
Forward Tactical Growth Fund(5)	$50,245	N/A	N/A

(1)	The Forward Frontier Markets Fund commenced operations on December 31, 2008.
(2)	The Forward Global Infrastructure Fund commenced operations on June 29, 2007.
(3)	The Forward Long/Short Credit Analysis Fund commenced operations on January 3, 2007.
(4)	The Forward Strategic Alternatives Fund commenced operations on January 29, 2008.
(5)	The Forward Tactical Growth Fund commenced operations on September 14, 2009.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Other Purchase Information

For the Class A shares, the underwriter’s commission (paid to the Distributor) is the sales charge shown in the prospectus, less any applicable dealer concession. The dealer concession is paid to those firms selling shares as a member of the Funds’ broker-dealer network. The dealer concession is the same for all dealers. The Distributor may from time to time allow broker-dealers selling shares of the Funds to retain 100% of the sales charge. In such cases, the broker-dealer may be deemed an “underwriter” under the Securities Act of 1933, as amended.

ADI, as the Distributor for the Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward Global Infrastructure Fund, Forward Growth Fund, Forward International Dividend Fund, Forward International Fixed Income Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Large Cap Equity Fund, Forward Legato Fund, Forward Long/Short Credit Analysis Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Strategic Realty Fund, and Forward Tactical Growth Fund, for the period January 1, 2009 through December 31, 2009, received underwriter’s commissions, in gross, of $123,225, of which it retained $0. For the period January 1, 2008 though December 31, 2008, ADI received underwriter’s commissions, in gross, of $25,294, of which it retained $0. For the period January 1, 2007 through December 31, 2007, ADI received underwriter’s commissions, in gross, of $46,265, of which it retained $0.

ADI became the Distributor of the Forward Select Income Fund, Forward Strategic Realty Fund, Forward Global Infrastructure Fund, and Forward International Real Estate Fund on June 12, 2009. Prior to June 12, 2009, Quasar served as Distributor for the Predecessor Kensington Funds and for the period January 1, 2009 through June 12, 2009 received underwriter’s commissions, in gross, of $143,939, of which it retained $3,903. For the period January 1, 2008 through December 31, 2008, Quasar received underwriter’s commissions, in gross, of $188,093, of which it retained $5,995. For the period January 1, 2007 through December 31, 2007, Quasar received underwriter’s commissions, in gross, of $175,777, of which it retained $14,804.

SIDCO served as Distributor for the Allocation Funds, Forward Frontier Markets Fund, Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Mortgage Securities Fund, Forward Small to Mid Cap Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund and for the period January 1, 2009 through December 31, 2009, and received underwriter’s commissions, in gross, of $31,190, of which it retained $0 and for the period September 1, 2008 through December 31, 2008, SIDCO received underwriter’s commissions, in gross, of $9,544, of which it retained $0. For the Accessor Predecessor Funds for the period January 1, 2008 though August 31, 2008 SIDCO received underwriter’s commissions, in gross, of $76,503, of which it retained $0 and for the period January 1, 2007 through December 31, 2007, SIDCO received underwriter’s commissions, in gross, of $150,733, of which it retained $0. For the period from January 1, 2007, through April 30, 2007, ADI received underwriter’s commissions, in gross, of $1,136,198, of which it retained $0.

The Investment Advisor, at its expense, may provide additional promotional incentives to financial intermediaries in connection with sales of the Funds. In some instances, such incentives may be made available only to financial intermediaries whose representatives have sold or are expected to sell significant amounts of such shares. Financial intermediaries may not use sales of the shares to qualify for the incentives to the extent such may be prohibited by the laws of any state in the United States.

Reduced Sales Charges for Class A Shares

Class A shares of the Funds may be purchased at a reduced sales charge as described below.

1.	Reach “Break Points”: Increase the initial Class A investment amount to reach a higher discount level, as described in the prospectus.

2.

Right of Accumulation: An investor’s purchase of additional Class A shares may qualify for a cumulative quantity discount by combining a current purchase with certain other Class A shares already owned to calculate the sales charge break point for the investor’s next purchase (“Right of Accumulation”). The applicable shares charge is based on the total of:

(i)

The higher of the investor’s initial purchase (less redemptions) or the net asset value (valued at the close of business on the previous day) of (a) all Class A shares of the Fund held by the investor, and (b) all Class A shares of any other of the Forward Funds which may be introduced and held by the investor; and

(ii)	The net asset value of all Class A shares owned by another shareholder eligible to combine their purchase with that of the investor into a single “purchase” (See “Combined Purchase Privilege” below).

3.

Sign a Letter of Intent: Investors may purchase Class A shares of a Fund at a reduced sales charge by means of a written Letter of Intent, which expresses the investor’s intention to invest a minimum of $25,000 of Class A shares of any Forward Fund within a period of 13 months. Upon the Fund’s receipt of the signed Letter of Intent, the shareholder will receive a discount equal to the dollar level specified in the Letter of Intent. If, however, the purchase level specified by the shareholder’s Letter of Intent has not been reached at the conclusion of the 13-month period, each purchase will be deemed made at the sales charge appropriate for the actual purchase amount.

Each purchase of shares under a Letter of Intent will be made at the public offering price applicable at the time of such purchase to a single transaction of the dollar amount indicated in such Letter of Intent. At the investor’s option, a Letter of Intent may include purchases of shares made not more than ninety days prior to the date the investor signed the Letter of Intent. The dealer will be liable for the amount of any such adjustment. The 13-month period during which the Letter of Intent is in effect will then begin on the date of the earliest purchase to be included. Investors do not receive credit for shares purchased by the reinvestment of distributions or capital gains, future appreciation of investment, or investments in the U.S. Government Money Fund. Investors qualifying for the Combined Purchase Privilege (see below) may purchase shares under a single Letter of Intent. The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 20% of such stated amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased. If the full amount indicated is not purchased, the escrow will be involuntarily redeemed in an amount required to pay the additional sales charge, if necessary. Dividends and distributions on shares held in escrow, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. The escrow will be released when the full amount indicated has been purchased.

Upon reaching the minimum investment amount indicated in your Letter of Intent, the Letter of Intent is satisfied. A second Letter of Intent must be signed to receive any additional reduction in sales charges not covered by a right of accumulation. During the period covered by the second Letter of Intent, upon completion of the total minimum investment specified under the Letter of Intent, an adjustment to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to submission of the second Letter of Intent will be made in the form of additional shares credited to your account at the then current offering price applicable to a single purchase of the dollar amount of the total purchases. The dealer will be liable for the amount of any such adjustment.

Investors making initial purchases who wish to enter into a Letter of Intent may complete the appropriate section of the application. Current shareholders may call the Funds at (800) 999-6809 to receive the appropriate form.

4.	Combined Purchase Privilege: Investors may combine the following investor accounts into one “purchase” or “holding” to qualify for a reduced sales charge:

(i)

An individual or “company,” as defined in Section 2(a)(8) of the 1940 Act (which includes corporations which are corporate affiliates of each other, but does not include those companies in existence less than six months or which have no purpose other than the purchase of shares of the Fund or other registered investment companies at a discount);

(ii)	An individual, his or her spouse and children under age 21, purchasing for his, her or their own account;

(iii)	A single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or

(iv)	A single purchase for the employee benefit plans of a single employer.

To qualify for the Combined Purchase Privilege or obtain the Right of Accumulation on a purchase through a broker-dealer, when each such purchase is made the investor or dealer must provide the Transfer Agent with sufficient information to verify that the purchase qualifies for the privilege or discount, such as account numbers or tax identification numbers for Forward Funds accounts eligible for aggregation. The investor must identify and provide information to Forward Funds or the investor’s financial intermediary, as applicable, regarding shares of Forward Funds held in all of the investor’s accounts (e.g., IRA, non-retirement, 529 plan, etc.) and the accounts of immediate family members (including siblings and parents-in-law) at Forward Funds or any other financial intermediary. Stated differently, the investor must identify to his or her registered representative the complete universe of eligible shareholder accounts in order to receive the maximum break point discount possible.

Exchange Privileges

As discussed in the Funds’ prospectuses, before you decide to exchange shares, you should read the prospectus information about the Fund involved in your exchange. Exchanges generally are taxable events and may result in a taxable gain (both short and long term) or loss for Federal and state income tax purposes.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. See “Telephone Redemptions and Exchanges” below for additional information about telephone exchanges. There are generally no fees for exchanges.

Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. In order to make an exchange into a new class of shares, the exchange must satisfy the minimum initial investment requirement for that class of shares. Once your exchange is received in good order, it cannot be revoked by you. This exchange privilege is available only in States where shares of the Fund being exchanged into may legally be sold.

The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in a Fund. The Trust may terminate or change the terms of the exchange privilege at any time. In addition, Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholders exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in the relevant prospectus.

If you exchange your Class A shares for Investor Class, Institutional Class or Class M shares, the exchanged shares, because they are no longer Class A shares, cease to count for purposes of any Letters of Intent or Rights of Accumulation.

Shares of other classes of Funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows: (a) exchanges for shares of Funds offered without a sales load will be made without a sales load in shares of other Funds offered without a sales load; (b) shares of Funds purchased without a sales load may be exchanged for shares of other Funds sold with a sales load, and the applicable sales load will be deducted; (c) shares of Funds purchased with a sales load may be exchanged without a sales load for shares of other Funds sold without a sales load; (d) shares of Funds purchased with a sales load, shares of Funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through re-investment of dividends or distributions of any such Funds, may be exchanged without a sales load for shares of other Funds sold with an equivalent or lesser sales load than that previously paid; (e) where the sales load of the shares you exchange for is greater than the sales load you previously paid under the situations described in item (d) above, you pay the difference in sales load; (f) shares of Funds subject to a CDSC exchanged for shares of another Fund also subject to a CDSC will be subject to the higher applicable CDSC of the two Funds and, for purposes of calculating CDSC rates, will be deemed to have been held since the date the shares being exchanged were initially purchased; and (g) shares of Funds subject to a CDSC exchanged for shares of another Fund not subject to a CDSC will be charged the CDSC. To accomplish an exchange under items (d) and (e) above, you or your financial intermediary must notify the Transfer Agent of your prior ownership of Fund shares and your account number. Financial intermediaries who purchase shares of other classes of Funds by exchange on behalf of their customers under the situations described in items (b), (e), and (f) above are not entitled to receive any applicable sales load or CDSC resulting from the exchange.

Please call (800) 999-6809 to obtain complete information and to answer any questions you may have about exchanging your shares. For Class M shares, please contact your financial intermediary to obtain complete information and to answer any questions you may have about exchanging your shares.

Other Redemption Information

Telephone Redemptions and Exchanges

As discussed in the Funds’ prospectus, the telephone redemption and exchange privileges are available for all shareholder accounts except that only the telephone exchange privilege is available for retirement accounts. Telephone redemptions and exchanges are not available for Class M shareholders. The privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the prospectus.

1.

Telephone redemption and/or exchange instructions received in good order before the pricing of the Funds on any day on which the NYSE is open for business (a “Business Day”), but not later than 4:00 p.m., Eastern time, will be processed at that day’s closing net asset value. If you choose to receive the proceeds from your redemption via wire transfer, there is a $30.00 charge.

2.	Telephone redemptions and/or exchange instructions should be made by calling (800) 999-6809.

3.	The Transfer Agent will not permit exchanges in violation of any of the terms and conditions set forth in the prospectus or herein.

4.

Telephone redemption requests must meet the following conditions to be accepted by the Transfer Agent: (a) Proceeds of the redemption must be mailed to the current address on the application or sent to the address stated on payment instructions on file. This address or payment instructions cannot reflect any change within the previous 30 days. (b) Certain account information will need to be provided for verification purposes before the redemption will be executed. (c) There is no limit on the number of telephone redemptions (where proceeds are being mailed to the address of record or sent to the address stated on payment instructions on file) that can be processed within a 30-day period. (d) For an individual investor, the maximum amount which can be liquidated and sent to the address of record at any one time is $50,000.

Matters Affecting Redemptions

Payments to shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request in good order, except that the Trust may suspend the right of redemption or postpone the date of payment as to the Funds during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders; or (d) to the extent otherwise permitted by applicable laws and regulations. At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, a Fund may delay the mailing of a redemption check until such time as the Fund has assured itself that good payment has been collected for the purchase of such shares, which may take up to 10 Business Days.

The Funds intend to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Funds may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. In the event the Funds liquidate portfolio securities to meet redemptions, the Funds reserve the right to reduce the redemption price by an amount equivalent to the prorated cost of such liquidation not to exceed one percent of the net asset value of such shares.

In accordance with its 18f-1 election filed with the SEC, the Trust intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. When shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution. In such cases, the shareholder may incur brokerage costs in converting the portfolio securities to cash.

The Trust has adopted procedures under which it may make redemptions-in-kind to shareholders who are affiliated persons of a Fund (as defined in Section 2(a)(3) of the 1940 Act). Under these procedures, the Trust generally may satisfy a redemption request from an affiliated person in-kind, provided that: (1) the redemption-in-kind is effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (2) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund’s net asset value; (3) the redemption-in-kind is consistent with the Fund’s prospectus and SAI; and (4) neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

Due to the relatively high cost of handling small investments, the Funds reserve the right, upon 60 days’ written notice, to redeem, at net asset value, the shares of any shareholder whose account has a value of less than $100 in a Fund. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $100 before the redemption is processed. This policy will not be implemented where the Trust has previously waived the minimum investment requirements or where the account value is a result of a decline in the net asset value per share.

The holding period for Class C shares of a Fund acquired through an exchange will be calculated from the date that the initial purchase of Class C shares was made. The applicable CDSC amount will be based on the CDSC that applied to the Fund initially purchased and the holding period will be calculated from the date of such initial purchase.

The value of shares on redemption or repurchase may be more or less than the investor’s investment, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

DETERMINATION OF SHARE PRICE

The net asset value (“NAV”) and offering price of each of the Funds’ shares will be determined once daily as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The offering price is the NAV per share plus any applicable sales charge. When you sell shares, you receive the NAV per share minus any applicable CDSC.

The NAV per share for a Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued. The NAV of different classes of shares of the same Fund will differ due to differing class expenses. The offering price is the NAV per share plus any applicable sales charge. When you sell shares, you receive the NAV per share minus any applicable CDSC. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by Financial Intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time). It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Funds. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The assets of each Allocation Fund consists primarily of Class Z shares of the Forward Frontier Markets Fund, Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Mortgage Securities Fund, Forward Small to Mid Cap Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund, and the Institutional Class shares of the Forward International Fixed-Income Fund and Forward Emerging Markets Fund, which are valued at their respective NAVs.

SHAREHOLDER SERVICES AND PRIVILEGES

For investors purchasing shares under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares on a periodic basis, the Funds may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly, pursuant to the provisions of the Securities Exchange Act of 1934, as amended (“1934 Act”), and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be sent after the end of each quarterly period and shall reflect all transactions in the investor’s account during the preceding quarter. All other shareholders will receive a confirmation of each new transaction in their accounts.

Certificates representing shares of the Funds will not be issued to shareholders. The Transfer Agent will maintain for each shareholder an account in which the registration and transfer of shares are recorded, and any transfers will be reflected by bookkeeping entry, without physical delivery.

The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid Medallion Signature Guarantee, when changing certain information in an account, such as wiring instructions.

Self-Employed and Corporate Retirement Plans

For self-employed individuals and corporate investors that wish to purchase shares, a Prototype Plan and Custody Agreement are available through the Trust. For further details, including the right to appoint a successor custodian, see the Prototype Plan and Custody Agreements as provided by the Trust. Employers who wish to use shares of the Trust under a custodianship with another bank or trust company must make individual arrangements with such an institution.

Individual Retirement Accounts

Investors with earned income are eligible to purchase shares of the Funds under an individual retirement account (“IRA”) pursuant to Section 408(a) of the Internal Revenue Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simplified Employee Pension Plans (“SEP IRA”), which employers may establish on behalf of their employees are also available. Full details on the IRA and SEP IRA are contained in IRS required disclosure statements, and the custodian will not open an IRA until seven days after the investor has received such statement from the Trust. An IRA funded by shares of the Funds may also be used by employers who have adopted a SEP IRA.

Purchases of shares by Section 403(b) retirement plans and other retirement plans are also available. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

DIVIDENDS AND DISTRIBUTIONS

Shareholders have the privilege of reinvesting both income dividends and capital gain distributions, if any, in additional shares of the Funds at the then current net asset value, with no sales charge. Alternatively, a shareholder can elect at any time to receive dividends and/or capital gain distributions in cash.

In the absence of such an election, each purchase of shares of the Funds is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder’s agent to receive the investor’s dividends and distributions upon all shares registered in the investor’s name and to reinvest them in full and fractional shares of the Funds at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of shares of the Funds request that dividends and/or capital gain distributions be paid to the shareholder in cash.

If you elect to receive cash dividends and/or capital gains distributions and a check is returned as undelivered by the United States Postal Service, the Funds reserve the right to invest the check in additional shares of the Funds at the then-current net asset value and to convert your account’s election to automatic reinvestment of all distributions, until the Funds’ Transfer Agent receives a corrected address in writing from the number of account owners authorized on your application to change the registration. If the Transfer Agent receives no written communication from the account owner(s) and there are no purchases, sales or exchanges in your account for a period of time mandated by state law, then that state may require the Transfer Agent to turn over to the applicable state government the value of the account as well as any dividends or distributions paid.

After a dividend or capital gains distribution is paid, the Fund’s share price will drop by the amount of the dividend or distribution. If you have chosen to have your dividends or distributions paid to your account in additional shares, the total value of your account will not change after the dividend or distribution is paid. In such cases, while the value of each share will be lower, each reinvesting shareholder will own more shares. Reinvested shares will be purchased at the price in effect at the close of business on the day after the record date.

TAX CONSIDERATIONS

The following discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, trusts or estates) and certain foreign persons (i.e., non-U.S. persons) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, partnerships, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisors as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

The following discussion summarizes certain U.S. federal tax considerations generally affecting the Funds and their shareholders. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular consequences to them of an investment in the Funds, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Qualification as a Regulated Investment Company

Each of the Funds intends to qualify as a regulated investment company (“RIC”) under the Code. To so qualify, a Fund must, among other things, in each taxable year: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, and gains from the sale or other disposition of foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income (including gains from options, futures contracts, and forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies and (b) diversify its holdings so that, at the end of each quarter, (i) at least 50% of the value of the Fund’s total assets (including borrowings for investment purposes, if any) is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets (including borrowings for investment purposes, if any) and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets (including borrowings for investment purposes, if any) is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, of any two or more issuers that the Fund controls, and that are determined to be engaged in the same business or similar or related businesses or of one or more qualified publicly traded partnerships.

As a regulated investment company, each Fund generally is not subject to U.S. federal income tax on income and gains it distributes to shareholders, if at least the sum of 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of net long-term capital losses) and 90% of the Fund’s net tax-exempt interest income for the taxable year is distributed. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

If, in any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it generally would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate-dividends received deduction) which are taxable to shareholders as ordinary income, or as qualifying dividends eligible for a reduced rate of tax as discussed below. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

Distributions

Dividends of investment company taxable income (including net short-term capital gains) are generally taxable to shareholders as ordinary income (subject to the discussion of qualifying dividends below), whether received in cash or reinvested in Fund shares. The Funds’ distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to the applicable Fund’s dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction.

Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital losses) designated by the Funds as capital gain dividends are taxable to shareholders, whether received in cash or reinvested in Fund shares, as long-term capital gain, regardless of the length of time the Funds’ shares have been held by a shareholder, and are not eligible for the dividends-received deduction. Any distributions that are not from the Funds’ investment company taxable income or net capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gains. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

For more information on the declaration and payment of dividends, please see “Dividends and Taxes” in the Funds’ prospectus.

Dividends, including capital gain dividends, declared in October, November or December with a record date in such month and paid during the following January will be treated as having been paid by the Funds and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Distributions by a Fund reduce the net asset value of that Fund’s shares. Should a distribution reduce the net asset value below a shareholder’s cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from a Fund’s investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment companies are not treated as “qualified foreign corporations.” The lower tax rates on long-term capital gains and qualifying dividends is scheduled to expire after 2010 in the absence of Congressional action.

Sale or Other Disposition of Shares

Upon the redemption or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands; a gain will generally be taxed as long-term capital gain if the shareholder’s holding period is more than one year. A gain from disposition of shares held not more than one year will be treated as short-term capital gain. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Further, any loss recognized on shares held less than six months will be disallowed to the extent of any exempt interest dividends that were received with respect to such shares.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring Fund shares, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares of the same or another Fund and the otherwise applicable sales charge is reduced or eliminated under a “reinvestment right” received upon the initial purchase of shares. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of shares.

Backup Withholding

The Funds generally will be required to withhold federal income tax, currently at a rate of 28% (currently scheduled to increase to 31% after 2010) (“backup withholding”) from dividends paid, capital gain distributions and redemption proceeds to a shareholder if (1) the shareholder fails to furnish the Funds with the shareholder’s correct taxpayer identification number or social security number and to make such certifications as the Funds may require, (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s Federal income tax liability.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from the applicable Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from the applicable Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends will generally be subject to U.S. withholding tax at the rate of 30% (or, if applicable, a lower treaty rate) upon the gross amount of the dividend. However, subject to certain limitations and the receipt of further guidance from the U.S. Treasury, dividends paid to certain foreign shareholders may be exempt from U.S. tax for taxable years beginning before 2010 to the extent such dividends are attributable to qualified interest and/or net short-term capital gains, provided that the Funds elect to follow certain procedures. Each Fund may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. Congress is considering whether to extend the exemption from withholding for properly designated qualified interest income and net short-term capital gains for one year, but there is no assurance that they will extend the exemption. The foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the applicable Fund, capital gain dividends, and amounts retained by the applicable Fund that are designated as undistributed capital gains. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

If the income from the applicable Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the applicable Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

Foreign noncorporate shareholders may be subject to backup withholding on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Funds with proper certification of their foreign status.

Foreign shareholders may also be subject to U.S. Federal estate tax on the value of their shares. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of foreign taxes.

Original Issue Discount

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

Market Discount

Some debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which such Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

Options, Futures, and Foreign Currency Forward Contracts; Straddle Rules

A Fund’s transactions in foreign currencies, forward contracts, options, and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect the determination of whether capital gains and losses are treated as long-term or short-term capital gains or losses. These rules could therefore, in turn, affect the character, amount, and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain positions in its portfolio (that is, treat them as if they were sold), which may cause the Fund to recognize income without receiving cash to use to make distributions in amounts necessary to avoid income and excise taxes. A Fund will monitor its transactions and may make such tax elections as management deems appropriate with respect to foreign currency, options, futures contracts, forward contracts or hedged investments. A Fund’s status as a regulated investment company may limit its ability to engage in transactions involving foreign currency, futures, options, and forward contracts.

Certain transactions undertaken by the Funds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds, and losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Funds may make with respect to its straddle positions may also affect the amount, character, and timing of the recognition of gains or losses from the affected positions.

Dividend Rolls

The Funds may perform “dividend rolls.” A dividend roll is an arrangement in which a Fund purchases stock in a U.S. corporation that is about to pay a dividend. The Fund then collects the dividend. If applicable requirements are met, the dividend may qualify for the corporate “dividends-received deduction.” If so, the Fund’s distributions of investment company taxable income may in turn be eligible for the corporate dividends-received deduction (pursuant to which corporate shareholders of the Fund may exclude from income up to 70% of the portion of such qualifying distributions) to the extent attributable to its dividend income from U.S. corporations (including its income from dividend roll transactions if the applicable requirements are met). The Fund then sells the stock after the dividend is paid. This usually results in a short term capital loss. Dividend roll transactions are subject to less favorable tax treatment if the sale of the stock is prearranged or where there is otherwise no risk of loss during the holding period. Under those circumstances, the dividend would not qualify for the dividends-received deduction.

Constructive Sales

Under certain circumstances, a Fund may recognize a gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions that are closed before the end of the 30th day after the close of the taxable year and where the Fund holds the appreciated financial position throughout the 60-day period beginning on the date the transaction is closed, if certain other conditions are met.

Foreign Taxation

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

Currency Fluctuation – Section 988 Gains and Losses

Gains or losses attributable to fluctuations in foreign currency exchange rates that occur between the time the Funds accrue income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Funds actually collect such receivables or pay such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of certain investments (including debt securities denominated in a foreign currency and certain futures contracts, forward contracts, and options), gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or other instrument and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies

Some of the Funds may invest in the stock of foreign companies that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets (such as stocks or securities) or if 75% or more of its gross income is passive income (such as, but not limited to, interest, dividends, and gain from the sale of securities). If a Fund receives an “excess distribution” with respect to PFIC stock, the Fund will generally be subject to tax on the distribution as if it were realized ratably over the period during which the Fund held the PFIC stock. The Fund will be subject to tax on the portion of an excess distribution that is allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if it were payable in such prior taxable years. Certain distributions from a PFIC and gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are taxable as ordinary income.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the rules relating to the taxation of excess distributions would not apply. In addition, another election would involve marking-to-market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

Other Investment Companies

It is possible that by investing in other investment companies, the Funds may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to the Funds may limit the extent to which the Funds will be able to invest in other investment companies.

Real Estate Investment Fund Investments

A Fund may invest in real estate investment trusts (“REITs”) that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”). Although the Investment Advisor and Sub-Advisors do not intend to invest Fund assets in REITs that hold primarily residual interests in REMICs or TMPs, under applicable Treasury regulations and other guidance, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or an interest in a TMP (referred to in the Code as an “excess inclusion”) may be subject to federal income tax. Excess inclusion income of the Fund may be allocated to shareholders of the Fund in proportion to the dividends received by the shareholders, with the same tax consequences as if the shareholder directly held the REMIC residual interest or interest in the TMP. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts or other tax-exempt entities) subject to tax on unrelated business income, thereby potentially requiring such an entity to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of Fund shares, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Investment Advisor and Sub-Advisors have not historically invested in mortgage REITs or vehicles that primarily hold residual interest in REMICS or TMPs and do not intend to do so in the future.

Special rules apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) – USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC – the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. A Fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. If a foreign shareholder holds (or has held in the prior year) more than a 5% interest in the Fund, such distributions will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income, and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. In addition, a Fund that is a USRPHC must typically withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain.

Short Sales

Short sales are subject to special tax rules which will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund by increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.

Personal Holding Company

Based upon the number of shareholders of a Fund, the Fund could be considered to be personal holding companies (a “PHC”) under the Code. A company is considered a PHC if: (1) at least 60% of its income is derived from certain types of passive income (e.g., interest, dividends, rents, and royalties) and (2) at any time during the last half of the taxable year more than 50% in value of its outstanding stock is owned directly, or indirectly, by or for not more than 5 individuals. A company satisfying this test is taxed on its undistributed personal holding company income (“UPHCI”) at 15%. UPHCI is computed by making certain adjustments to taxable income, including a downward adjustment for distributions made to shareholders during the taxable year.

The tax on UPHCI is in addition to any other tax. Under the Code, a regulated investment company that is also a PHC will also be taxed on any undistributed investment company taxable income at the highest corporate rate under the Code. Each of the Funds intends to distribute sufficient taxable income to its shareholders in any applicable taxable period in which it is treated as a PHC to reduce or eliminate its UPHCI.

Other Tax Matters

Each Fund is required to recognize income currently each taxable year for federal income tax purposes under the Code’s original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security’s maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, each Fund must distribute substantially all of its income to shareholders. Thus, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2009, the following Funds elected to defer capital losses and currency losses occurring between November 1, 2009 and December 31, 2009 as follows:

	Capital Losses	Currency Losses
Forward Aggressive Growth Allocation Fund	$(119,903)	—
Forward Balanced Allocation Fund	$(55,928)	—
Forward Banking & Finance Fund	$(821,938)	—
Forward Emerging Markets Fund	—	$(15,121)
Forward Global Infrastructure Fund	$(3,740,972)	$(68,634)
Forward Growth & Income Allocation Fund	$(27,026)	—
Forward Growth Allocation Fund	$(48,727)	—
Forward High Yield Bond Fund	$(172,020)	—
Forward Income & Growth Allocation Fund	$(28,482)	—
Forward International Dividend Fund	—	$(6,282)
Forward International Fixed Income Fund	$(3,381)	—
Forward International Real Estate Fund	$(1,895,448)	$(3,968)
Forward International Small Companies Fund	$(4,170,788)	—
Forward Large Cap Growth Fund	$(207,375)	—
Forward Large Cap Value Fund	$(1,663,780)	—
Forward Legato Fund	$(89,725)	—
Forward Real Estate Fund	$(283,762)	—
Forward Small to Mid Cap Fund	$(1,809,612)	—
Forward Strategic Realty Fund	$(88,974)	$(125)

At December 31, 2009 the following Funds had available for Federal income tax purposes unused capital losses as follows:

	Expiring in 2010	Expiring in 2011	Expiring in 2012	Expiring in 2013	Expiring in 2014	Expiring in 2015		Expiring in 2016		Expiring in 2017
Forward Aggressive Growth Allocation Fund	—	—	—	—	—	—		—		$(186,081)
Forward Balanced Allocation Fund	—	—	—	—	—	—		—		$(66,635)
Forward Banking and Finance Fund	—	—	—	—	—	—		$(2,636,665)		$(13,757,241)
Forward Emerging Markets Fund	—	—	—	—	—	—		$(28,419,457)		—
Forward Global Infrastructure Fund	—	—	—	—	—	—		$(22,944,101)		$(30,477,015)
Forward Growth & Income Allocation Fund	—	—	—	—	—	—		—		$(2,091,066)
Forward Growth Allocation Fund	—	—	—	—	—	—		—		$(644,397)
Forward Growth Fund	—	—	—	—	—	—		$(12,382,608)		$(14,293,135)
Forward High Yield Bond Fund	$(947,550)	—	—	$(1,017,103)	$(81,754)	$(256,992)		$(9,772,131)		$(834,501)
Forward Income Allocation Fund	—	—	—	—	$(69,163)	$(90,492)		$(207,103)		$(32,036)
Forward International Dividend Fund	—	—	—	—	—	—		$(11,897,887)		$(22,205,160)
Forward International Equity Fund	—	—	—	—	—	—		$(23,256,838)		$(68,399,407)
Forward International Fixed Income Fund	—	—	—	—	—	—		$(291,414)		$(73,110)
Forward International Real Estate Fund	—	—	—	—	—	$(2,652,205	)(a)	$(67,712,152	)(a)	$(60,639,639)
Forward International Small Companies Fund	—	—	—	—	—	—		$(102,744,499)		$(179,253,577)

	Expiring in 2010	Expiring in 2011	Expiring in 2012	Expiring in 2013	Expiring in 2014	Expiring in 2015		Expiring in 2016		Expiring in 2017
Forward Investment Grade Fixed-Income Fund	—	$(718,330)	$(397,737)	$(886,525)	$(739,784)	$(405,644)		$(1,874,984)		—
Forward Large Cap Equity Fund	—	—	—	—	—	$(46,757)		$(896,852)		$(3,054,879)
Forward Large Cap Growth Fund	$(4,327,104)	$(3,845,553)	—	—	—	—		$(14,879,476)		$(14,894,607)
Forward Large Cap Value Fund	—	—	—	—	—	—		$(20,277,209)		$(16,315,012)
Forward Legato Fund	—	—	—	—	—	—		—		$(427,033)
Forward Long/Short Credit Analysis Fund	—	—	—	—	—	—		$(252,133)		—
Forward Mortgage Securities Fund	—	—	—	—	$(2,062,933)	—		$(732,858)		—
Forward Real Estate Fund	—	—	—	—	—	—		$(4,686,305	)(a)	$(7,330,430	)(a)
Forward Select Income Fund	—	—	—	—	—	$(12,192,886)		$(157,040,240)		$(30,038,060)
Forward Small Cap Equity Fund	—	—	—	—	—	$(1,277,033	)(a)	$(99,466,625	)(a)	$(76,687,200	)(a)
Forward Small to Mid Cap Fund	—	—	—	—	—	—		$(16,657,935)		$(32,035,780)
Forward Strategic Alternatives Fund	—	—	—	—	—	—		$(880,655)		$(967,268)
Forward Strategic Realty Fund	—	—	—	—	—	—		$(94,084,481)		$(107,198,608)
Forward Tactical Growth Fund	—	—	—	—	—	—		—		$(223,792)
Forward U.S. Government Money Fund	—	—	—	—	—	—		—		$(14,853)

(a)	Subject to limitations under §382.

Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit a Fund’s ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisors for more information.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts, or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisors as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

Liquidation of Funds

The Board of Trustees of the Trust may determine to close and liquidate a Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholders basis in his or her shares of the Fund.

GENERAL INFORMATION

Description of the Trust and Its Shares

The Trust consists of thirty-three portfolios described in separate prospectuses and this SAI. Each share represents an equal proportionate interest in a Forward Fund with other shares of that Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees. Shareholders are entitled to one vote for each share owned.

An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Certificate of Trust, approve an investment advisory agreement and satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request from shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

Control Persons and Principal Holders of Securities

Forward Aggressive Growth Allocation Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Equity Trust Co.* P.O. Box 2526 Waco, TX 76702	Investor	226,682	40.51%

MG Trust Co.* 700 17th Street Denver, CO 80203	Investor	72,426	12.94%

Bankedco & Co.* 330 W. Vandalia Edwardsville, IL 62025	Investor	42,602	7.61%

D.A. Davidson & Co., Inc.* P.O. Box 5015 Great Falls, MT 59403	Investor	30,465	5.44%

Trust Company of Stern Agee & Leech* 800 Shades Creek Parkway, Suite 125 Birmingham, AL 35209	Investor	29,241	5.23%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	997,567	41.68%

Baylake Bank Trust Department* 217 N. 4th Avenue Sturgeon Bay, WI 54235	Institutional	197,548	8.25%

HillsTrust* 2771 Oakdale Blvd., Suite 4 Coralville, IA 52241	Institutional	175,487	7.33%

Trust Company of Stern Agee & Leech* 800 Shades Creek Parkway, Suite 125 Birmingham, AL 35209	Institutional	120,843	5.05%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class A	311,519	48.29%

Reliance Trust Co.* P.O. Box 48529 Atlanta, GA 30362	Class A	34,450	5.34%

D.A. Davidson & Co., Inc.* P.O. Box 5015 Great Falls, MT 59403	Class A	33,578	5.20%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class C	224,524	43.14%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class C	33,906	6.51%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
None

Forward Balanced Allocation Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Equity Trust Co.* P.O. Box 2526 Waco, TX 76702	Investor	215,977	25.60%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	175,518	20.81%

Trust Company of Stern Agee & Leech* 800 Shades Creek Parkway, Suite 125 Birmingham, AL 35209	Investor	111,265	13.19%

Bankedco & Co.* 330 W. Vandalia Edwardsville, IL 62025	Investor	98,451	11.67%

MG Trust Co.* 700 17th Street Denver, CO 80203	Investor	50,945	6.04%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	1,959,865	37.15%

Baylake Bank Trust Department* 217 N. 4th Avenue Sturgeon Bay, WI 54235	Institutional	910,979	17.27%

Trust Company of Stern Agee & Leech* 800 Shades Creek Parkway, Suite 125 Birmingham, AL 35209	Institutional	646,891	12.26%

Reliance Trust Co.* P.O. Box 48529 Atlanta, GA 30362	Institutional	324,070	6.14%

Reliance Trust Co.* P.O. Box 48529 Atlanta, GA 30362	Class A	826,816	56.68%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class A	331,819	22.74%

Primevest Financial Services* 400 First Street So., Suite 300 St. Cloud, MN 56302	Class A	94,447	6.47%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class C	273,842	23.88%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Peoples Bank Asset Management & Trust Services* P.O. Box 1416 Biloxi, MS 39533	Class C	200,455	17.48%

Primevest Financial Services* 400 First Street So., Suite 300 St. Cloud, MN 56302	Class C	114,568	9.99%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
None

Forward Banking and Finance Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
The Lincoln Center for Family & You* 2600 Eisenhower Avenue Audubon, PA 19403	Investor	50,505	100.00%

Janney Montgomery Scott* 1801 Market Street Philadelphia, PA 19103	Class A	193,233	12.29%

First Clearing, LLC* One North Jefferson Avenue St. Louis, MO 63103	Class A	141,685	9.01%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class A	115,568	7.35%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class A	112,694	7.17%

Citigroup Global Markets, Inc.* 333 West 34th Street, 3rd Floor New York, NY 10001	Class A	102,308	6.51%

Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive E, Floor 3 Jacksonville, FL 32246	Class A	100,952	6.42%

First Clearing, LLC* One North Jefferson Avenue St. Louis, MO 63103	Class C	594,599	47.00%

Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive E, Floor 3 Jacksonville, FL 32246	Class C	163,628	12.94%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
First Clearing, LLC* One North Jefferson Avenue St. Louis, MO 63103	736,284	25.49%

Forward Emerging Markets Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Investor	284,293	18.94%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	262,909	17.52%

William Blair & Co., LLC* 222 West Adams Street Chicago, IL 60606	Investor	140,678	9.37%

Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	Investor	127,441	8.49%

TD Ameritrade, Inc.* P.O. Box 2226 Omaha, NE 68103	Investor	114,612	7.64%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	10,781,502	84.68%

Ellard & Co.* P.O. Box 3199 New York, NY 10008	Institutional	836,447	6.57%

Colorado State Bank & Trust 1600 Broadway Denver, CO 80202	Class M	1,649	99.98%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	11,065,796	77.74%

Forward Frontier Markets Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Investor	91,184	69.00%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Investor	26,291	19.89%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Maril & Co.* 11270 West Park Place, Suite 400 Milwaukee, WI 53224	Institutional	833,221	62.36%

JP Morgan Retirement Plan Services* 9300 Ward Parkway Kansas City, MO 64114	Institutional	299,014	22.38%

Steph & Co.* P.O. Box 137 Marinette, WI 54143	Institutional	146,362	10.95%

Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	Class Z	1,982,790	100.00%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	1,982,790	57.46%

Forward Global Infrastructure Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	1,119,368	41.18%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Institutional	1,013,919	37.30%

Penfirn Co.* P.O. Box 3327 Omaha, NE 68103	Institutional	153,054	5.63%

Donaldson Lufkin & Jenrette, Inc.* P.O. Box 2052 Jersey City, NJ 07303	Class A	787,689	22.99%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class A	737,310	21.52%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class A	732,115	21.37%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class A	556,768	16.25%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class B	96,228	47.27%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class B	26,841	13.19%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class B	17,470	8.58%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class C	298,694	41.50%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class C	132,196	18.37%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class C	66,023	9.17%

Colorado State Bank & Trust 1600 Broadway Denver, CO 80202	Class M	7,427	100.00%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
None

Forward Growth & Income Allocation Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Investor	190,364	22.56%

Bankedco & Co.* 330 W. Vandalia Edwardsville, IL 62025	Investor	137,270	16.27%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	72,712	8.62%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	985,744	28.09%

Trust Company of Stern Agee & Leech* 800 Shades Creek Parkway, Suite 125 Birmingham, AL 35209	Institutional	446,604	12.73%

The Washington Trust Co.* 23 Broad Street Westerly, RI 02891	Institutional	314,784	8.97%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Baylake Bank Trust Department* 217 N. 4th Avenue Sturgeon Bay, WI 54235	Institutional	281,848	8.03%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Institutional	203,257	5.79%

Reliance Trust Co.* P.O. Box 48529 Atlanta, GA 30362	Institutional	182,575	5.20%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class A	543,371	41.12%

Primevest Financial Services* 400 First Street So., Suite 300 St. Cloud, MN 56302	Class A	208,453	15.77%

Reliance Trust Co.* P.O. Box 48529 Atlanta, GA 30362	Class A	95,580	7.23%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class A	81,236	6.15%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class C	479,879	20.91%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class C	320,079	13.95%

Primevest Financial Services* 400 First Street So., Suite 300 St. Cloud, MN 56302	Class C	187,296	8.16%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
None

Forward Growth Allocation Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Equity Trust Co.* P.O. Box 2526 Waco, TX 76702	Investor	172,451	19.12%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Investor	118,193	13.10%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Baylake Bank Trust Department* 217 N. 4th Avenue Sturgeon Bay, WI 54235	Investor	99,445	11.03%

MG Trust Co.* 700 17th Street Denver, CO 80203	Investor	88,285	9.79%

Bankedco & Co.* 330 W. Vandalia Edwardsville, IL 62025	Investor	75,259	8.34%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	64,116	7.11%

Trust Company of Stern Agee & Leech* 800 Shades Creek Parkway, Suite 125 Birmingham, AL 35209	Investor	58,990	6.54%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	1,599,738	45.47%

The Washington Trust Co.* 23 Broad Street Westerly, RI 02891	Institutional	382,152	10.86%

Baylake Bank Trust Department* 217 N. 4th Avenue Sturgeon Bay, WI 54235	Institutional	177,590	5.05%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class A	609,110	44.89%

Primevest Financial Services* 400 First Street So., Suite 300 St. Cloud, MN 56302	Class A	128,040	9.44%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class A	99,616	7.34%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class C	572,763	26.75%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class C	175,195	8.18%

Primevest Financial Services* 400 First Street So., Suite 300 St. Cloud, MN 56302	Class C	149,340	6.98%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	1,992,741	25.17%

Forward Growth Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
JP Morgan Retirement Plan Services* 9300 Ward Parkway Kansas City, MO 64114	Institutional	4,543,910	99.99%

City of Philadelphia Board Pension* 777 North Capital St., NE Washington, DC 20002	Class A	550,857	12.03%

Donaldson Lufkin & Jenrette, Inc.* P.O. Box 2052 Jersey City, NJ 07303	Class A	546,173	11.93%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class A	357,430	7.80%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class A	253,056	5.53%

Ort & Co.* P.O. Box 250 Shippensburg, PA 17257	Class A	242,712	5.30%

Citigroup Global Markets, Inc.* 333 West 34th Street, 3rd Floor New York, NY 10001	Class A	229,815	5.02%

Citigroup Global Markets, Inc.* 333 West 34th Street, 3rd Floor New York, NY 10001	Class C	39,752	16.85%

First Clearing, LLC* One North Jefferson Avenue St. Louis, MO 63103	Class C	30,368	12.87%

Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive E, Floor 3 Jacksonville, FL 32246	Class C	20,855	8.84%

Janney Montgomery Scott* 1801 Market Street Philadelphia, PA 19103	Class C	13,934	5.91%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
JP Morgan Retirement Plan Services* 9300 Ward Parkway Kansas City, MO 64114	4,543,910	48.55%

Forward High Yield Bond Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Investor	209,679	61.43%

TD Ameritrade, Inc.* P.O. Box 2226 Omaha, NE 68103	Investor	33,964	9.95%

Nourbakhsh* P.O. Box 1542 Merrifield, VA 22116	Investor	22,506	6.59%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	2,743,390	35.26%

Steph & Co.* P.O. Box 137 Marinette, WI 54143	Institutional	1,343,662	17.27%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	1,214,005	15.61%

Mitra & Co.* 11270 West Park Place, Suite 400 Milwaukee, WI 53224	Institutional	875,533	11.25%

First Clearing, LLC* One North Jefferson Avenue St. Louis, MO 63103	Class C	36,990	46.02%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class C	18,797	23.39%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class C	17,320	21.55%

Jesco & Co.* 606 S. Main Street Princeton, IL 61356	Class C	4,988	6.21%

Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	Class Z	2,662,851	100.00%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	2,743,390	25.25%

Forward Income & Growth Allocation Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Trust Company of Stern Agee & Leech* 800 Shades Creek Parkway, Suite 125 Birmingham, AL 35209	Investor	77,398	23.65%

Equity Trust Co.* P.O. Box 2526 Waco, TX 76702	Investor	69,898	21.36%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Investor	52,379	16.00%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	32,753	10.01%

MG Trust Co.* 700 17th Street Denver, CO 80203	Investor	30,560	9.34%

Reliance Trust Co.* P.O. Box 48529 Atlanta, GA 30362	Institutional	1,356,393	44.76%

Matrix Capital Bank / MSCS* 700 17th Street, 3rd Floor Denver, CO 80204	Institutional	512,122	16.90%

Baylake Bank Trust Department* 217 N. 4th Avenue Sturgeon Bay, WI 54235	Institutional	383,388	12.65%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	221,923	7.32%

Primevest Financial Services* 400 First Street So., Suite 300 St. Cloud, MN 56302	Class A	59,621	27.88%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class A	57,061	26.68%

Reliance Trust Co.* P.O. Box 48529 Atlanta, GA 30362	Class A	41,185	19.26%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class C	104,121	22.58%

Peoples Bank Asset Management & Trust Services* Biloxi, MS 39533 P.O. Box 1416	Class C	58,600	12.71%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
The First Co.* 701 East 83rd Avenue, Suite 12 Merriville, IN 46410	Class C	52,002	11.28%

Winsco* P.O. Box 189 New Ulm, MN 56073	Class C	42,576	9.24%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Reliance Trust Co.* P.O. Box 48529 Atlanta, GA 30362	1,356,393	33.64%

Forward Income Allocation Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Equity Trust Co.* P.O. Box 2526 Waco, TX 76702	Investor	49,866	29.31%

Trust Company of Stern Agee & Leech* 800 Shades Creek Parkway, Suite 125 Birmingham, AL 35209	Investor	34,755	20.43%

MG Trust Co.* 700 17th Street Denver, CO 80203	Investor	24,445	14.37%

Stalkup’s RV Superstore P.O. Box 30918 Billings, MT 59116	Investor	11,031	6.48%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Investor	8,689	5.11%

Creve & Co.* 135 North Meramec Saint Louis, MO 63105	Institutional	232,388	21.47%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	183,636	16.97%

Baylake Bank Trust Department* 217 N. 4th Avenue Sturgeon Bay, WI 54235	Institutional	118,290	10.93%

Orrstown Bank* 77 West King St. Shippensburg, PA 17257	Institutional	91,791	8.48%

Trust Company of Stern Agee & Leech* 800 Shades Creek Parkway, Suite 125 Birmingham, AL 35209	Institutional	60,111	5.55%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
First Security Bank* 521 President Clinton Ave.,Suite 800 Little Rock, AR 72201	Institutional	58,429	5.40%

Trust Company of Stern Agee & Leech* 800 Shades Creek Parkway, Suite 125 Birmingham, AL 35209	Institutional	60,111	5.55%

The Washington Trust Co.* 23 Broad Street Westerly, RI 02891	Institutional	58,386	5.39%

Reliance Trust Co.* P.O. Box 48529 Atlanta, GA 30362	Class A	25,107	48.10%

Equity Trust Co.* P.O. Box 2526 Waco, TX 76702	Class A	10,621	20.35%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class A	8,809	16.88%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class C	126,017	40.63%

Peoples Bank Asset Management & Trust Services* P.O. Box 1416 Biloxi, MS 39533	Class C	81,722	26.35%

Primevest Financial Services* 400 First Street So., Suite 300 St. Cloud, MN 56302	Class C	23,787	7.67%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class C	16,974	5.47%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
None

Forward International Dividend Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	216,882	44.06%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Investor	84,931	17.25%

E*Trade Clearing LLC* P.O. Box 1542 Merrifield, VA 22116	Investor	72,192	14.66%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	79,039	78.70%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	19,823	19.74%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	295,921	49.92%

Forward International Equity Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
MG Trust Co.* 700 17th Street Denver, CO 80203	Investor	28,485	26.62%

Equity Trust Co.* P.O. Box 2526 Waco, TX 76702	Investor	24,887	23.26%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Investor	20,977	19.60%

Matrix Capital Bank/MSCS* 700 17th Street, 3rd Floor Denver, CO 80204	Institutional	377,085	22.99%

Reliance Trust Co.* P.O. Box 48529 Atlanta, GA 30362	Institutional	323,114	19.70%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	314,008	19.14%

The Washington Trust Co.* 23 Broad Street Westerly, RI 02891	Institutional	209,764	12.79%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	96,125	5.86%

Primevest Financial Services* 400 First Street So., Suite 300 St. Cloud, MN 56302	Class C	11,584	23.13%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class C	9,988	19.94%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class C	9,826	19.62%

First Clearing, LLC* One North Jefferson Avenue St. Louis, MO 63103	Class C	7,696	15.36%

Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	Class Z	5,208,129	100.00%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	5,208,129	74.34%

Forward International Fixed Income Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Investor	420,050	75.87%

TD Ameritrade, Inc.* P.O. Box 2226 Omaha, NE 68103	Investor	66,664	12.04%

Pictet and Cie*** Route Des Acacias 60 CH-1211 Geneva 73 Switzerland	Institutional	1,351,939	59.79%

Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	Institutional	898,342	39.73%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Class C	415,000	99.49%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Pictet and Cie*** Route Des Acacias 60 CH-1211 Geneva 73 Switzerland	1,351,939	41.83%

Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	898,342	27.80%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	835,050	25.84%

Forward International Real Estate Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Institutional	110,561	57.70%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	36,287	18.94%

Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	Institutional	12,719	6.64%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class A	631,009	29.64%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class A	551,087	25.89%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class A	259,629	12.20%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class A	219,858	10.33%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class B	30,041	24.94%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class B	29,272	24.30%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class B	17,769	14.75%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class C	205,122	28.55%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class C	132,707	18.47%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class C	129,429	18.01%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	976,733	30.92%

Forward International Small Companies Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	3,656,886	45.21%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Investor	1,447,360	17.89%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Investor	560,951	6.94%

E*Trade Clearing LLC* P.O. Box 1542 Merrifield, VA 22116	Investor	516,897	6.39%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	10,638,385	30.83%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	9,736,165	28.21%

Matrix Capital Bank / MSCS* 700 17th Street, 3rd Floor Denver, CO 80204	Institutional	5,607,044	16.25%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Institutional	2,006,495	5.81%

SEI Private Trust Co.* 1 Freedom Valley Drive Oaks, PA 19456	Institutional	1,891,531	5.48%

Nationwide Trust Co.* P.O. Box 182029 Columbus, OH 43218	Class A	38,768	29.81%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class A	33,439	25.71%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class A	20,343	15.64%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Colorado State Bank & Trust 1600 Broadway Denver, CO 80202	Class M	1,781	100.00%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	14,295,271	33.46%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	11,203,868	26.22%

Forward Investment Grade Fixed-Income Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Donaldson Lufkin & Jenrette, Inc.* P.O. Box 2052 Jersey City, NJ 07303	Investor	64,014	57.10%

Equity Trust Co.* P.O. Box 2526 Waco, TX 76702	Investor	19,302	17.22%

Trust Company of Stern Agee & Leech* 800 Shades Creek Parkway, Suite 125 Birmingham, AL 35209	Investor	12,331	11.00%

Matrix Capital Bank/MSCS* 700 17th Street, 3rd Floor Denver, CO 80204	Investor	5,692	5.08%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	477,589	28.15%

The Washington Trust Co.* 23 Broad Street Westerly, RI 02891	Institutional	430,591	25.38%

Matrix Capital Bank / MSCS* 700 17th Street, 3rd Floor Denver, CO 80204	Institutional	138,591	8.17%

Creve & Co.* 135 North Meramec Saint Louis, MO 63105	Institutional	126,124	7.43%

Jesco & Co.* 606 S. Main Street Princeton, IL 61356	Class C	13,445	49.81%

Primevest Financial Services* 400 First Street So., Suite 300 St. Cloud, MN 56302	Class C	8,834	32.73%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Zions Investment Securities* One South Main # 1340-K3 Salt Lake City, UT 84111	Class C	1,984	7.35%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class C	1,458	5.40%

Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	Class Z	8,114,757	100.00%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	8,114,757	81.55%

Forward Large Cap Equity Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Baylake Bank Trust Department* 217 N. 4th Avenue Sturgeon Bay, WI 54235	Institutional	86,470	75.68%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	24,612	21.54%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Class A	1,000,000	67.06%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class A	421,906	28.29%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	1,000,000	62.29%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	421,906	26.28%

Forward Large Cap Growth Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Equity Trust Co.* P.O. Box 2526 Waco, TX 76702	Investor	13,913	40.97%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Investor	4,855	14.30%

Setru & Co.* P.O. Box 30918 Billings, MT 59101	Investor	4,574	13.47%

Trust Company of Stern Agee & Leech* 800 Shades Creek Parkway, Suite 125 Birmingham, AL 35209	Investor	2,889	8.51%

Matrix Capital Bank/MSCS* 700 17th Street, 3rd Floor Denver, CO 80204	Institutional	226,480	27.30%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	173,916	20.97%

The Washington Trust Co.* 23 Broad Street Westerly, RI 02891	Institutional	122,707	14.79%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	52,233	6.30%

Primevest Financial Services* 400 First Street So., Suite 300 St. Cloud, MN 56302	Class C	5,181	33.65%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class C	3,584	23.28%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class C	1,570	10.20%

Zions Investment Securities* One South Main # 1340-K3 Salt Lake City, UT 84111	Class C	1,524	9.90%

Jesco & Co.* 606 S. Main Street Princeton, IL 61356	Class C	966	6.28%

Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	Class Z	3,057,505	100.00%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	3,057,506	77.67%

Forward Large Cap Value Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Equity Trust Co.* P.O. Box 2526 Waco, TX 76702	Investor	10,538	28.07%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Investor	8,967	23.89%

Setru & Co.* P.O. Box 30918 Billings, MT 59101	Investor	4,318	11.50%

Trust Company of Stern Agee & Leech* 800 Shades Creek Parkway, Suite 125 Birmingham, AL 35209	Investor	3,427	9.13%

Matrix Capital Bank/MSCS* 700 17th Street, 3rd Floor Denver, CO 80204	Institutional	284,366	32.53%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	191,059	21.85%

The Washington Trust Co.* 23 Broad Street Westerly, RI 02891	Institutional	168,831	19.31%

SEI Private Trust Co.* 1 Freedom Valley Drive Oaks, PA 19456	Institutional	74,451	8.52%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class C	3,632	62.72%

Jesco & Co.* 606 S. Main Street Princeton, IL 61356	Class C	1,287	22.22%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class C	354,394	6.12%

Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	Class Z	4,243,135	100.00%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	4,243,135	82.22%

Forward Legato Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Investor	112,108	97.72%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Institutional	266,193	68.60%

Baylake Bank Trust Department* 217 N. 4th Avenue Sturgeon Bay, WI 54235	Institutional	105,529	27.20%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Class A	267,047	37.55%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class A	221,699	31.17%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class A	204,064	28.69%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	645,348	53.16%

Forward Long/Short Credit Analysis Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	4,460,949	32.23%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Investor	1,592,384	11.50%

TD Ameritrade, Inc.* P.O. Box 2226 Omaha, NE 68103	Investor	1,043,984	7.54%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Wells Fargo Investments, LLC* 608 2nd Avenue South Minneapolis, MN 55749	Institutional	608,325	49.25%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	307,742	24.92%

Asgard, LLC* 88 Kearny, Suite 750 San Francisco, CA, 94108	Institutional	124,540	10.08%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Institutional	81,343	6.59%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Class C	413,223	49.85%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class C	100,436	12.12%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class C	61,548	7.43%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Class M	122,399	92.98%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	4,460,949	27.81%

Forward Mortgage Securities Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
MG Trust Co.* 700 17th Street Denver, CO 80203	Investor	22,096	30.64%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	20,580	28.53%

Equity Trust Co.* P.O. Box 2526 Waco, TX 76702	Investor	9,166	12.71%

Trust Company of Stern Agee & Leech* 800 Shades Creek Parkway, Suite 125 Birmingham, AL 35209	Investor	3,705	5.14%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Zions Bank Corp.* 80 Livingston Ave. Roseland, NJ 07068	Institutional	238,607	16.76%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	235,409	16.54%

Matrix Capital Bank / MSCS* 700 17th Street, 3rd Floor Denver, CO 80204	Institutional	190,511	13.38%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	182,574	12.83%

The Washington Trust Co.* 23 Broad Street Westerly, RI 02891	Institutional	176,845	12.42%

Trust Company of Stern Agee & Leech* 800 Shades Creek Parkway, Suite 125 Birmingham, AL 35209	Institutional	138,743	9.75%

Fintegra Financial Solutions* 6120 Earl Brownie Drive, Suite 550 Minneapolis, MN 55430	Institutional	71,501	5.02%

H. Beck, Inc.* 11140 Rockville Pike, 4th Floor Rockville, MD 20852	Class C	9,479	42.51%

Zions Investment Securities* One South Main # 1340-K3 Salt Lake City, UT 84111	Class C	4,355	19.53%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class C	3,464	15.53%

Jesco & Co.* 606 S. Main Street Princeton, IL 61356	Class C	2,527	11.33%

First Clearing, LLC* One North Jefferson Avenue St. Louis, MO 63103	Class C	1,901	8.52%

Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	Class Z	2,940,264	100.00%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	2,940,264	65.95%

Forward Real Estate Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	1,542,887	69.12%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Investor	270,130	12.10%

Northern Trust Co.* 801 S. Canal St. Chicago, IL 60607	Institutional	58,426	91.16%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	3,711	5.79%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class A	211,741	25.53%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class A	84,552	10.20%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class A	108,683	13.11%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class C	87,285	31.25%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class C	37,342	13.37%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class C	31,824	11.39%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	1,546,597	45.42%

Forward Select Income Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
TD Ameritrade, Inc.* P.O. Box 2226 Omaha, NE 68103	Institutional	2,669,250	27.20%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	2,122,025	21.62%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	1,612,084	16.43%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Institutional	1,469,955	14.98%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Institutional	966,271	9.85%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class A	6,883,322	25.70%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class A	4,474,965	16.70%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class A	3,963,010	14.79%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class A	3,277,603	12.24%

TD Ameritrade, Inc.* P.O. Box 2226 Omaha, NE 68103	Class A	1,432,477	5.35%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class B	405,302	29.26%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class B	248,768	17.96%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class B	134,927	9.74%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class C	3,327,711	30.02%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class C	1,706,830	15.40%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class C	1,380,879	12.46%

First Trust Corp.* P.O. Box 173301 Denver, CO 80217	Class C	702,833	6.34%

Colorado State Bank & Trust 1600 Broadway Denver, CO 80202	Class M	2,489	100.00%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
None

Forward Small Cap Equity Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	2,471,734	20.82%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Investor	2,393,633	20.16%

New York Life Trust Co.* 169 Lackawanna Ave. Parsippany, NJ 07054-1007	Investor	1,436,893	12.10%

Donaldson Lufkin & Jenrette, Inc.* P.O. Box 2052 Jersey City, NJ 07303	Investor	854,020	7.19%

Prudential Investment Management* 100 Mulberry Street 3 Gateway Ctr., Suite 11 Newark, NJ 07102-4000	Institutional	9,183,670	65.70%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	1,949,913	13.95%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	707,405	5.06%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class A	55,760	33.07%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Wilmington Trust Retirement and Institutional Services Co.* P.O. Box 52129 Phoenix, AZ 85072	Class A	45,337	26.89%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class A	20,525	12.17%

JP Morgan Retirement Plan Services* 9300 Ward Parkway Kansas City, MO 64114	Class A	10,950	6.49%

Colorado State Bank & Trust 1600 Broadway Denver, CO 80202	Class M	1,443	100.00%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Prudential Investment Management* 100 Mulberry Street 3 Gateway Ctr., Suite 11 Newark, NJ 07102-4000	9,183,670	35.29%

Forward Small to Mid Cap Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
E*Trade Clearing LLC* P.O. Box 1542 Merrifield, VA 22116	Investor	26,356	40.41%

Equity Trust Co.* P.O. Box 2526 Waco, TX 76702	Investor	20,434	31.33%

Donaldson Lufkin & Jenrette, Inc.* P.O. Box 2052 Jersey City, NJ 07303	Investor	3,731	5.72%

Maril & Co.* 11270 West Park Place, Suite 400 Milwaukee, WI 53224	Institutional	2,595,340	54.58%

JP Morgan Retirement Plan Services* 9300 Ward Parkway Kansas City, MO 64114	Institutional	719,155	15.12%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center	Institutional	444,231	9.34%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	345,394	7.26%

First Clearing, LLC* One North Jefferson Avenue St. Louis, MO 63103	Class C	7,062	36.13%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Primevest Financial Services* 400 First Street So., Suite 300 St. Cloud, MN 56302	Class C	6,355	32.52%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class C	2,628	13.44%

Jesco & Co.* 606 S. Main Street Princeton, IL 61356	Class C	2,261	11.57%

Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	Class Z	1,624,381	100.00%

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
None

Forward Strategic Alternatives Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Fund
Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Investor	57,334	68.09%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center	Investor	14,946	17.75%

Maril & Co.* 11270 West Park Place, Suite 400 Milwaukee, WI 53224	Institutional	3,304,785	45.99%

JP Morgan Retirement Plan Services* 9300 Ward Parkway Kansas City, MO 64114	Institutional	1,084,941	15.10%

Setru & Co.* P.O. Box 30918 Billings, MT 59101	Institutional	937,189	13.04%

Stephenson National Bank & Trust* 1820 Hall Ave. Marinette, WI 54143	Institutional	428,941	5.97%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center	Institutional	402,524	5.60%

Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	Class Z	3,327,553	100.00%

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	3,327,553	31.40%

Maril & Co.* 11270 West Park Place, Suite 400 Milwaukee, WI 53224	3,304,785	31.18%

Forward Strategic Realty Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	Institutional	47,525	44.69%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Institutional	45,799	43.07%

The Kramer Revocable Trust 150 Almaden Blvd. San Jose, CA 95113	Institutional	6,385	6.00%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class A	484,394	24.66%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class A	333,143	16.96%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class A	253,345	12.90%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class B	140,062	31.71%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class B	58,007	13.13%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class B	33,551	7.60%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class C	381,609	30.93%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class C	175,123	14.20%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class C	103,872	8.42%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	1,051,864	28.08%

Forward Tactical Growth Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Investor	2,892,640	34.17%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	1,867,155	22.06%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Investor	1,746,623	20.63%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Investor	1,601,503	18.92%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	2,075,817	48.86%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Institutional	1,239,631	29.18%

Steph & Co.* P.O. Box 137 Marinette, WI 54143	Institutional	596,155	14.03%

Citigroup Global Markets, Inc.* 333 West 34th Street, 3rd Floor New York, NY 10001	Class A	22,620	49.95%

H. Beck, Inc.* 11140 Rockville Pike, 4th Floor Rockville, MD 20852	Class A	3,374	7.45%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class C	587,802	35.96%

National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	Class C	280,393	17.15%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class C	185,441	11.35%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Stifel Nicolaus & Co.* One Financial Plaza 501 N. Broadway St. Louis, MO 63102	Class C	94,136	5.76%

Colorado State Bank & Trust 1600 Broadway Denver, CO 80202	Class M	3,146	89.29%

Capital Analysts, Inc.* 21021 Ventura Blvd., Suite 400 Woodland Hills, CA 91364	Class M	377	10.71%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
National Financial Service Corp.* 200 Liberty Street One One World Financial Center New York, NY 10281	4,412,665	30.65%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	3,942,972	27.39%

Forward U.S. Government Money Fund

The following persons owned of record or beneficially, as of April 1, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Trust Company of Stern Agee & Leech* 800 Shades Creek Parkway, Suite 125 Birmingham, AL 35209	Investor	1,343,209	36.19%

MG Trust Co.* 700 17th Street Denver, CO 80203	Investor	838,255	22.58%

Equity Trust Co.* P.O. Box 2526 Waco, TX 76702	Investor	672,580	18.12%

Zions Bank Corp.* 80 Livingston Ave. Roseland, NJ 07068	Investor	500,000	13.47%

Nevada State Bank* 4240 W. Flamingo Road Las Vegas, NV 89125-0990	Institutional	151,996,185	59.28%

Trust Company of Stern Agee & Leech* 800 Shades Creek Parkway, Suite 125 Birmingham, AL 35209	Institutional	67,571,868	26.36%

The Washington Trust Co.* 23 Broad Street Westerly, RI 02891	Institutional	13,166,999	5.14%

Primevest Financial Services* 400 First Street So., Suite 300 St. Cloud, MN 56302	Class A	179,309	21.62%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Securities America* 12325 Port Grace Blvd. La Vista, NE 68128	Class A	121,062	14.60%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class A	100,004	12.06%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class A	62,542	7.54%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303-9998	Class C	223,153	29.68%

Capital Investment Group, Inc.* P.O. Box 32249 Raleigh, NC 27622	Class C	84,608	11.25%

Zions Investment Securities* One South Main # 1340-K3 Salt Lake City, UT 84111	Class C	62,565	8.32%

Abigale & Company* 21 East Main Street Galesburg, IL 61401	Class C	49,641	6.60%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class C	41,830	5.56%

Zions First National Bank* One South Main, Suite 1700 Salt Lake City, UT 84111	Class Z	295,006,868	88.50%

The Washington Trust Co.* 23 Broad Street Westerly, RI 02891	Class Z	28,071,126	8.42%

The following persons owned of record or beneficially, as of April 1, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Zions First National Bank* One South Main, Suite 1700 Salt Lake City, UT 84111	295,006,868	49.58%

Nevada State Bank* 4240 W. Flamingo Road Las Vegas, NV 89125-0990	151,996,185	25.54%

*	Shares are believed to be held only as nominee.
**	Sutton Place Associates, LLC is an entity under common control with Forward Management.
***	Pictet and Cie is an affiliate of the Fund’s Sub-Advisor.

The persons listed above as owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) such Fund. As a result, those persons would have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of such Fund.

As of April 1, 2010, the Officers and Trustees owned less than 1% of any class of any of the outstanding shares of the Funds.

Other Information

The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Trust by any governmental agency. The Funds’ prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

Investors in the Funds will be kept informed of their investments in the Funds through annual and semi-annual reports showing portfolio composition, statistical data, and any other significant data, including financial statements audited by the independent registered public accountants.

Custodian

BBH is the Trust’s custodian. Its principal business address is 40 Water Street, Boston, Massachusetts 02109. BBH is responsible for the custody of each Fund’s assets and, as foreign custody manager, will oversee the custody of any Fund assets held outside the United States. BBH takes no part in the decisions relating to the purchase or sale of the Trust’s portfolio securities.

Legal Counsel

Legal matters for the Trust are handled by Dechert LLP, 1775 I Street, N.W., Washington, DC 20006.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP acts as the Trust’s independent registered public accounting firm.

FINANCIAL STATEMENTS

The financial statements of the Funds for the fiscal year ended December 31, 2009 appearing in the annual reports to shareholders have been audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm. Such financial statements are incorporated herein by reference to the Funds’ annual reports as filed with the SEC on March 10, 2010 and March 11, 2010 (Accession Nos. 0001193125-10-052459 and 0001193125-10-053791, respectively).

You may obtain a prospectus, annual report or semi-annual report at no charge by contacting the Trust at Forward Funds, P.O. Box 1345, Denver, CO 80201, or by calling (800) 999-6809.

FORWARD FUNDS

PART C: OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)(1)	Amended and Restated Agreement and Declaration of Trust of Forward Funds (the “Registrant”), incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 40 to this Registration Statement filed with the Commission on April 30, 2007.

(a)(2)	Revised Schedule A to the Amended and Restated Agreement and Declaration of Trust of the Registrant, filed herewith.

(b)	Amended and Restated By-Laws of the Registrant dated December 8, 2005 and as amended as of December 7, 2006, March 4, 2009, September 25, 2009, incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(c)	Not applicable.

(d)(1)	Amended and Restated Investment Management Agreement between the Registrant and Forward Management LLC (the “Advisor” or “Forward Management”), dated as of May 1, 2005 and amended and restated as of January 8, 2008 and March 5, 2008, with respect to the Forward Growth Fund (formerly known as the Forward Emerald Growth Fund), Forward Banking and Finance Fund (formerly known as the Forward Emerald Banking and Finance Fund), Forward Emerging Markets Fund (formerly known as the Forward Global Emerging Markets Fund), Forward International Dividend Fund (formerly known as the Forward International Equity Fund), Forward Small Cap Equity Fund (formerly known as the Forward Hoover Small Cap Equity Fund), Forward International Small Companies Fund, Forward Legato Fund, Forward Real Estate Fund (formerly known as the Forward Progressive Real Estate Fund), Forward Large Cap Equity Fund, Forward Long/Short Credit Analysis Fund, Forward International Fixed Income Fund, Forward Aggressive Growth Allocation Fund (formerly known as the Accessor Allocation Fund), Forward Balanced Allocation Fund (formerly known as the Accessor Balanced Allocation Fund), Forward Growth Allocation Fund (formerly known as the Accessor Growth Allocation Fund, Forward Growth & Income Allocation Fund (formerly known as the Accessor Growth & Income Allocation Fund), Forward Large Cap Growth Fund (formerly known as the Accessor Growth Fund), Forward High Yield Bond Fund (formerly known as the Accessor High Yield Bond Fund), Forward Income Allocation Fund (formerly known as the Accessor Income Allocation Fund), Forward Income & Growth Allocation Fund (formerly known as the Accessor Income & Growth Allocation Fund), Forward Investment Grade Fixed Income Fund (formerly known as the Accessor Investment Grade Fixed Income Fund), Forward International Equity Fund (formerly known as the Accessor International Equity Fund), Forward Mortgage Securities Fund (formerly known as the Accessor Mortgage Securities Fund), Forward Small to Mid Cap Fund (formerly known as the Accessor Small to Mid Cap Fund), Forward Strategic Alternatives Fund (formerly known as the Strategic Alternatives Fund), Forward U.S. Government Money Fund (formerly known as the Accessor U.S. Government Money Fund), and Forward Large Cap Value Fund (formerly known as the Accessor Value Fund), incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(2)	Amended Exhibit A to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Forward Global Infrastructure Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward HITR Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Legato Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, Forward Large Cap Equity Fund, Forward Long/Short Credit Analysis Fund, Forward International Fixed Income Fund, and Forward Tactical Growth Fund (collectively the “Forward Series of the Registrant”), incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

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(d)(3)	Amended Exhibit B to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Frontier Markets Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Large Cap Growth Fund, Forward High Yield Bond Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Investment Grade Fixed-Income Fund, Forward International Equity Fund, Forward Mortgage Securities Fund, Forward Small to Mid Cap Fund, Forward Strategic Alternatives Fund, Forward U.S. Government Money Fund, and Forward Large Cap Value Fund, incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(d)(4)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Emerald Mutual Fund Advisers Trust (formerly known as Emerald Advisers, Inc.) (“EMFAT”) dated as of May 1, 2005 with respect to the Forward Banking and Finance Fund and the Forward Growth Fund, incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 28 to this Registration Statement filed with the Commission on April 27, 2005.

(d)(4)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and EMFAT entered into as of January 2, 2009 with respect to the Forward Banking and Finance Fund and the Forward Growth Fund, incorporated by reference to Exhibit (d)(4)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(5)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet International Management Limited, now known as Pictet Asset Management Limited (“Pictet Ltd”), dated as of July 1, 2005 and amended and restated as of November 1, 2007 with respect to the International Small Companies Fund, incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(5)(a)	Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of January 2, 2009 with respect to the International Small Companies Fund, incorporated by reference to Exhibit (d)(5)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(5)(b)	Second Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of November 1, 2009 with respect to the International Small Companies Fund, incorporated by reference to Exhibit (d)(6)(b) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(d)(6)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet International Management Limited, now known as Pictet Ltd, dated as of July 1, 2005 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 35 to this Registration Statement filed with Commission on July 5, 2006.

(d)(6)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of January 2, 2009 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(6)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(6)(b)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of August 1, 2009 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(7)(b) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(d)(6)(c)	Third Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of November 1, 2009 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(7)(c) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

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(d)(7)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Hoover Investment Management Co., LLC (“Hoover”) dated as of June 24, 2005 with respect to the Forward Small Cap Equity Fund, incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 33 to this Registration Statement filed with the Commission on February 9, 2006.

(d)(7)(a)	Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Hoover entered into as of January 2, 2009 with respect to the Forward Small Cap Equity Fund, incorporated by reference to Exhibit (d)(7)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(8)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Netols Asset Management Inc. (“Netols”) dated as of July 1, 2005 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(8)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Netols entered into as of January 2, 2009 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(10)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(9)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Riverbridge Partners, LLC (“Riverbridge”) dated as of July 1, 2005 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(9)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Riverbridge entered into as of January 2, 2009 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(11)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(10)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Conestoga Capital Advisors, LLC (“Conestoga”) dated as of January 2, 2008 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 46 to this Registration Statement filed with the Commission on February 13, 2008.

(d)(10)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Conestoga entered into as of January 2, 2009 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(12)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(11)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Cedar Ridge Partners, LLC (“Cedar Ridge”) dated as of December 7, 2006 and amended and restated on November 14, 2007 with respect to the Forward Long/Short Credit Analysis Fund, incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(11)(a)	Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Cedar Ridge entered into as of January 2, 2009 with respect to the Forward Long/Short Credit Analysis Fund, incorporated by reference to Exhibit (d)(13)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(12)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Asset Management SA (“Pictet SA”) dated October 5, 2007 with respect to the Forward International Fixed Income Fund, incorporated by reference to Exhibit (d)(17) to Post-Effective Amendment No. 44 to this Registration Statement filed with the Commission on October 12, 2007.

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(d)(12)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet SA entered into as of January 2, 2009 with respect to the Forward International Fixed Income Fund, incorporated by reference to Exhibit (d)(15)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(13)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Broadmark Asset Management, LLC (“Broadmark”) with respect to the Forward Tactical Growth Fund, incorporated by reference to Exhibit (d)(15) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(d)(14)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Smith Asset Management Group, L.P. (“Smith”) dated September 1, 2008 with respect to the Forward Large Cap Growth Fund, incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(14)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Smith entered into as of November 17, 2008 with respect to the Forward Large Cap Growth Fund, incorporated by reference to Exhibit (d)(16)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(15)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and First Western Investment Management Inc. (“First Western”) dated September 1, 2008 with respect to the Forward High Yield Bond Fund, incorporated by reference to Exhibit (d)(19) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(15)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and First Western entered into as of November 17, 2008 with respect to the Forward High Yield Bond Fund, incorporated by reference to Exhibit (d)(17)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(16)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pacific Investment Management Company LLC (“PIMCO”) dated September 1, 2008 with respect to the Forward Investment Grade Fixed-Income Fund, incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(16)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and PIMCO entered into as of November 17, 2008 with respect to the Forward Investment Grade Fixed-Income Fund, incorporated by reference to Exhibit (d)(18)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(17)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Blackrock Financial Management, Inc. (“Blackrock”) dated September 1, 2008 with respect to the Forward Mortgage Securities Fund, incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(17)(a)	Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Blackrock entered into as of November 17, 2008 with respect to the Forward Mortgage Securities Fund, incorporated by reference to Exhibit (d)(20)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(18)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”) dated September 1, 2008 with respect to the Forward Small to Mid Cap Fund, incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

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(d)(18)(a)	Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Los Angeles Capital entered into as of November 17, 2008 with respect to the Forward Small to Mid Cap Fund, incorporated by reference to Exhibit (d)(21)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(19)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Acadian Asset Management LLC (“Acadian”) dated September 1, 2008 with respect to the Forward Large Cap Value Fund, incorporated by reference to Exhibit (d)(29) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(d)(19)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Acadian entered into as of November 17, 2008 with respect to the Forward Large Cap Value Fund, incorporated by reference to Exhibit (d)(23)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(20)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Lazard Asset Management LLC (“Lazard”) dated December 1, 2008, with respect to the Forward International Equity Fund, incorporated by reference to Exhibit (d)(24) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(20)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Lazard Asset Management LLC (“Lazard”) dated December 1, 2008, with respect to the Forward International Equity Fund, incorporated by reference to Exhibit (d)(24)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(e)(1)(a)	Distribution Agreement between the Registrant and ALPS Distributors, Inc. (“ALPS Distributors”) dated as of September 30, 2005, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on October 27, 2005.

(e)(1)(b)	Addendum to Distribution Agreement between the Registrant and ALPS Distributors dated as of April 9, 2007, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (e)(1)(b) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(e)(1)(c)	Addendum to Schedule A to the Distribution Agreement between the Registrant and ALPS Distributors dated as of April 12, 2010, filed herewith.

(f)	None.

(g)(1)(a)	Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. (“BBH”) dated as of June 30, 2005, incorporated by reference to Exhibit (g)(2)(a) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(g)(1)(b)	Amended Appendix A to the Custodian Agreement between the Registrant and BBH, dated July 1, 2009, incorporated by reference to Exhibit (g)(1)(b) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(1)(a)	Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS Fund Services, Inc. (“ALPS”) made as of April 12, 2010, filed herewith.

(h)(2)(a)	Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of June 3, 2009 and effective June 15, 2009, incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 63 to this Registration Statement filed with the Commission on July 1, 2009.

(h)(2)(b)	Form of Addendum to Schedule A-1 and Schedule B to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of September 14, 2009, incorporated by reference to Exhibit (h)(2)(b) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

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(h)(2)(c)	Addendum to Schedule A-1 to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of March 12, 2010, filed herewith.

(h)(2)(d)	Form of Amended Schedule A-2 to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of December 11, 2009, incorporated by reference to Exhibit (h)(2)(c) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(h)(3)(a)	Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of June 3, 2009 and effective June 15, 2009, incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 63 to this Registration Statement filed with the Commission on July 1, 2009.

(h)(3)(b)	Form of Addendum to Schedule I-A to the Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of September 14, 2009, incorporated by reference to Exhibit (h)(7)(c) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(h)(3)(c)	Form of Addendum to Schedule I-B to the Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of December 11, 2009, incorporated by reference to Exhibit (h)(3)(c) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(h)(4)	Transfer Agency Fee Reimbursement Agreement between the Advisor and Registrant with respect to the Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Allocation Fund, and Forward Income & Growth Allocation Fund (collectively the “Allocation Funds”) effective as of May 1, 2010, filed herewith.

(h)(5)	Amended and Restated Shareholder Services Plan for the Class A, Class B, Class C, Class M, Investor Class, Advisor Class and Institutional Class shares, as applicable, of each of the Forward Frontier Markets Fund, Forward Strategic Alternatives Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Legato Fund, Forward Real Estate Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward Long/Short Credit Analysis Fund, Forward Select Income Fund, Forward Strategic Reality Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward HITR Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(h)(6)(a)	Amended Administrative Services Plan for Investor Class shares of each of the Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Small to Mid Cap Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (h)(6)(a) to Post-Effective Amendment No. 65 to this Registration Statement filed with the Commission on October 30, 2009.

(h)(6)(b)	Administrative Services Plan for Institutional Class, Investor Class, A Class and C Class shares of the Forward U.S. Government Money Fund, incorporated by reference to Exhibit (h)(6)(b) to Post-Effective Amendment No. 65 to this Registration Statement filed with the Commission on October 30, 2009.

(h)(7)(a)	Expense Limitation Agreement for the Forward International Dividend Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of May 1, 2010, filed herewith.

(h)(7)(b)	Expense Limitation Agreement for the Forward Emerging Markets Fund (Investor Class shares, Institutional Class shares, Class A shares, Class C shares, and Class M shares) dated as of May 1, 2010, filed herewith.

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(h)(7)(c)	Expense Limitation Agreement for the Forward Legato Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of May 1, 2010, filed herewith.

(h)(7)(d)	Expense Limitation Agreement for the Forward Large Cap Equity Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of May 1, 2010, filed herewith.

(h)(7)(e)	Expense Limitation Agreement for the Forward International Fixed Income Fund (Investor Class shares, Institutional Class shares, and Class C shares) dated as of May 1, 2010, filed herewith.

(h)(7)(f)	Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Investor Class shares, Institutional Class shares, Class C shares, and Class M shares) dated as of May 1, 2010, filed herewith.

(h)(7)(g)	Expense Limitation Agreement for the Forward Growth Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated May 1, 2010, filed herewith.

(h)(7)(h)	Expense Limitation Agreement for the Forward Real Estate Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of May 1, 2009, incorporated by reference to Exhibit (h)(7)(k) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(h)(7)(i)	Expense Limitation Agreement for the Forward Strategic Realty Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares, and Class C shares) dated as of June 12, 2009, filed herewith.

(h)(7)(j)	Expense Limitation Agreement for the Forward International Real Estate Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares, and Class C shares) dated as of June 12, 2009, incorporated by reference to Exhibit (h)(7)(m) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(7)(k)	Expense Limitation Agreement for the Forward Global Infrastructure Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares, and Class C shares) dated as of June 12, 2009, incorporated by reference to Exhibit (h)(7)(n) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(7)(l)	Expense Limitation Agreement for the Forward Global Infrastructure Fund (Class M shares) dated as of December 31, 2009, incorporated by reference to Exhibit (h)(7)(q) to Post-Effective Amendment No. 68 to this Registration Statement filed with the Commission on February 9, 2010.

(h)(7)(m)	Expense Limitation Agreement for the Forward Select Income Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares, and Class C shares) dated as of June 12, 2009, incorporated by reference to Exhibit (h)(7)(o) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(7)(n)	Expense Limitation Agreement for the Forward Select Income Fund (Class M shares) dated as of December 31, 2009, incorporated by reference to Exhibit (h)(7)(s) to Post-Effective Amendment No. 68 to this Registration Statement filed with the Commission on February 9, 2010.

(h)(7)(o)	Expense Limitation Agreement for the Forward Tactical Growth Fund (Investor Class shares, Institutional Class shares, and Class C shares) dated as of September 14, 2009, incorporated by reference to Exhibit (h)(7)(p) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(7(p)	Expense Limitation Agreement for the Forward Tactical Growth Fund (Class M shares) dated as of December 31, 2009, incorporated by reference to Exhibit (h)(7)(u) to Post-Effective Amendment No. 68 to this Registration Statement filed with the Commission on February 9, 2010.

(h)(7)(q)	Expense Limitation Agreement for the Forward Tactical Growth Fund (Class A shares) dated as of March 12, 2010, incorporated by reference to Exhibit (h)(7)(v) to Post-Effective Amendment No. 69 to this Registration Statement filed with the Commission on March 12, 2010.

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(h)(7)(r)	Advisory Fee Waiver Agreement between the Advisor and the Registrant with respect to the Allocation Funds effective as of May 1, 2010, filed herewith.

(h)(8)(a)	Rule 38a-1 Compliance Support Services Agreement (“Compliance Support Services Agreement”) between the Registrant and the Advisor dated as of September 1, 2008, incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(h)(8)(b)	Amended Schedule 1 to the Compliance Support Services Agreement, incorporated by reference to Exhibit (d)(8)(b) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(i)	Legal Opinion of Dechert LLP as to legality of securities being registered, filed herewith.

(j)(1)	Consents of Independent Registered Public Accounting Firm, filed herewith.

(j)(2)	Powers of Attorney for Haig G. Mardikian, Donald O’Connor, and DeWitt F. Bowman, incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(j)(3)	Power of Attorney for Cecilia H. Herbert, incorporated by reference to Exhibit (j)(3) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(k)	Not Applicable.

(l)	Subscription Agreement between The HomeState Group and Forward Funds (formerly known as Emerald Mutual Funds), incorporated by reference to Exhibit (l)(3) to Post-Effective Amendment No. 26 to this Registration Statement filed with the Commission on February 28, 2005.

(m)(1)	Amended and Restated Distribution Services Agreement (Rule 12b-1 Plan) for Forward Growth Fund – Class A Shares, incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(2)	Amended and Restated Distribution Services Agreement (Rule 12b-1 Plan) for Forward Banking and Finance Fund – Class A Shares, incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(3)(a)	Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Forward Frontier Markets Fund, Forward Strategic Alternatives Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Legato Fund, Forward Long/Short Credit Analysis Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward HITR Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(3)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Forward Frontier Markets Fund, Forward Strategic Alternatives Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Legato Fund, Forward Long/Short Credit Analysis Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward HITR Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(3)(b) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

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(m)(4)(a)	Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Forward Frontier Markets Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Long/Short Credit Analysis Fund, Forward Real Estate Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Legato Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward HITR Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund, incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(4)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Forward Frontier Markets Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Long/Short Credit Analysis Fund, Forward Real Estate Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Legato Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward HITR Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(4)(b) to Post-Effective Amendment No. 68 to this Registration Statement filed with the Commission on February 9, 2010.

(m)(5)(a)	Distribution Plan pursuant to Rule 12b-1 for the Class B shares of each of the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund, incorporated by reference to Exhibit (m)(5) to Post-Effective Amendment No. 61 to this Registration Statement filed with the Commission on June 11, 2009.

(m)(5)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class B shares of each of the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund, incorporated by reference to Exhibit (m)(5)(b) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(m)(6)(a)	Distribution Plan pursuant to Rule 12b-1 for the Class C shares of each of the Forward Growth Fund, Forward Banking and Finance Fund, Forward Legato Fund, Forward Long/Short Credit Analysis Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(6) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(6)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class C shares of each of Forward Growth Fund, Forward Banking and Finance Fund, Forward Legato Fund, Forward Long/Short Credit Analysis Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(6)(b) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(m)(7)(a)	Amended Distribution and Service Plan for A Class and C Class shares, as applicable, of each of the Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Small to Mid Cap Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(a) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

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(m)(7)(b)	Distribution and Service Plan for Investor Class shares of each of the Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Small to Mid Cap Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(b) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(m)(7)(c)	Amended Appendix A to the Distribution and Service Plan for Investor Class shares of each of the Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Small to Mid Cap Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(d) to Post-Effective Amendment No. 61 to this Registration Statement filed with the Commission on June 11, 2009.

(n)	Multiple Class Plan pursuant to Rule 18f-3, incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 65 to this Registration Statement filed with the Commission on October 30, 2009.

(o)	Not applicable.

(p)(1)	Registrant’s Code of Ethics, incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 34 to this Registration Statement filed with the Commission on May 1, 2006.

(p)(2)	Code of Ethics of the Advisor, incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(p)(3)	Code of Ethics of Pictet Ltd. and Pictet Asset Management SA, incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(p)(4)	Amended Code of Ethics of Hoover, incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 48 to this Registration Statement filed with the Commission on June 11, 2008.

(p)(5)	Code of Ethics of Conestoga incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(p)(6)	Amended Code of Ethics of Netols, incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(p)(7)	Code of Ethics of Riverbridge, incorporated by reference to Exhibit (p)(8) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(p)(8)	Amended Code of Ethics of EMFAT, incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(p)(9)	Code of Ethics of ALPS Distributors, incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 34 to this Registration Statement filed with the Commission on May 1, 2006.

(p)(10)	Code of Ethics of Cedar Ridge, incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(p)(11)	Code of Ethics of Smith, incorporated by reference to Exhibit (p)(11) to Post-Effective Amendment No. 69 to this Registration Statement filed with the Commission on March 12, 2010.

(p)(12)	Code of Ethics of First Western, incorporated by reference to Exhibit (p)(14) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

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(p)(13)	Code of Ethics of PIMCO, incorporated by reference to Exhibit (p)(14) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(p)(14)	Code of Ethics of Blackrock, incorporated by reference to Exhibit (p)(17) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(15)	Code of Ethics of Los Angeles Capital, incorporated by reference to Exhibit (p)(15) to Post-Effective Amendment No. 69 to this Registration Statement filed with the Commission on March 12, 2010.

(p)(16)	Code of Ethics of Acadian, incorporated by reference to Exhibit (p)(19) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(17)	Code of Ethics of Lazard, incorporated by reference to Exhibit (p)(21) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(p)(18)	Code of Ethics of Broadmark, incorporated by reference to Exhibit (p)(21) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS.

Registrant is controlled by its Board of Trustees. Certain of Registrant’s trustees serve on the board of directors/trustees of certain other registered investment companies. (See “Management of the Funds – Board of Trustees” in Part B hereof.)

ITEM 30.	INDEMNIFICATION

The Registrant’s Amended and Restated Declaration of Trust (“Declaration of Trust”), filed as Exhibit (a) to Post-Effective Amendment No. 40 to this Registration Statement, and Amended and Restated By-Laws, filed as Exhibit (b) to Post-Effective Amendment No. 66 to this Registration Statement, provide among other things, that current and former trustees and officers who were or are a party, or are threatened to be made a party, to any proceeding or claim by reason of the fact that such person is or was a Trustee or officer of the Registrant, shall be indemnified against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) that his conduct was in the Registrant’s best interests and (b) in the case of a criminal proceeding, that he had no reasonable cause to believe his conduct was unlawful; provided that, the trustees and officers of the Registrant shall not be entitled to indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office, or in respect of any claim or proceeding as to which such person shall have been adjudicated by a court or other competent body to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity.

The Distribution Agreement between the Registrant and ALPS Distributors, filed as Exhibit (e) to Post-Effective Amendment No. 32 to this Registration Statement, provides for indemnification of ALPS Distributors, its officers and directors and any person who controls ALPS Distributors.

The Registrant has in effect a directors’ and officers’ liability policy covering specific types of errors and omissions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to such provisions of the Declaration of Trust, Underwriting Agreement, or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”), such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISORS

Forward Management performs investment advisory services for Registrant. The directors and officers of Forward Management and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
J. Alan Reid, Jr., Chief Executive Officer	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Chief Executive Officer and Director, investment services company

	ReFlow Fund 433 California Street Suite 1100 San Francisco, CA 94104	2001 to present	Chief Executive Officer and Director, investment services company

	Sutton Place Management 433 California Street Suite 1100 San Francisco, CA 94104	2001 to present	Chief Executive Officer, investment management company

	Sutton Place Associates, LLC 433 California Street Suite 1100 San Francisco, CA 94104	2001 to present	Chief Executive Officer, investment services company

	FISCOP, LLC 433 California Street, Suite 1010 San Francisco CA 94104	2001 to present	Chief Executive Officer

	Broderick Management, LLC	2001 to present	Chief Executive Officer, investment management company

	FOLIOfn, Inc. 8000 Towers Crescent Drive Suite 1500 Vienna, VA 22182	2002 to present	Director, financial services company

Mary Curran, Chief Legal Officer	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	June 2004 to present	Secretary, investment services company

Judith M. Rosenberg, Chief Compliance Officer	None

Gordon P. Getty, Chairman of the Board	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Chairman of the Board, investment services company

Jeffrey P. Cusack, President	Rex 101 California Street, Suite 1950 San Francisco, CA 94111	October 2005 to present	Managing Director, real estate finance company

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James J. Halligan, Director	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Director, investment services company

William A. Prezant, Director	Prezant & Mollath Attorneys at Law 6560 SW McCarran Blvd. Reno, NV 89509	1988 to present	Self-employed, law practice

	Torrey International Strategy Partners 505 Park Avenue 5th Fl. New York, NY 10022	November 2002 to present	Manager (Director), registered investment company

	Torrey US Strategy Partners 505 Park Avenue 5th Fl. New York, NY 10022	September 2002 to present	Manager (Director), registered investment company

	Strategic Hotels & Resorts 777 West Wacker, Suite 4600 Chicago, IL 60601	March 2006 to present	Director, Real Estate Investment Fund

	MacGregor Golf Company 1000 Pecan Grove Drive Albany, GA 31701	December 2006 – present	Director, golf equipment and apparel company

Toby Rosenblatt, Director	Founders Investments Ltd. 3409 Pacific Avenue San Francisco, CA 94118	1999 to present	President, private investment company

	BlackRock Equity Liquidity Funds 40 E. 52nd Street New York, NY 10022	March 2005 to present	Director (independent), mutual funds

	A.P. Pharma 123 Saginaw Drive Redwood City, CA 94063	1983 to present	Director, specialty pharmaceuticals company

	Pharin Pharmaceuticals 123 Saginaw Drive Redwood City, CA 94063	1993 to present	Director, specialty pharmaceuticals company

Thomas E. Woodhouse, Director	Minerva Office Management, Inc. 1325 Airmotive Way Suite 340 Reno, Nevada 89502	January 2002 to present	Trust Administrator, President; trust administration company

	Vallejo Investments, Inc. One Embarcadero Center Suite 1050 San Francisco, CA 94111	January 2002 to present	CEO, family office

	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Director, investment services company

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David H. Chow, Director	Torch Hill Investment Partners LLC 655 15th St. NW, Ste. 810 Washington, DC 20005	July 2007 to present	Vice-Chairman and Chief Investment Officer, private equity investment firm

	DanCourt Management LLC 1771 Post Road East, Suite 178 Westport, CT 06880	April 1999 to present	Chairman and Chief Executive Officer, strategy/management consulting firm

	Van Eck Market Vectors ETF Trust 99 Park Avenue New York, NY 10016	May 2006 to present	Chairman of the Board of Trustees, exchange-traded fund complex

James O’Donnell, Chief Investment Officer	None

Norman Mains, Chief Risk Officer	Greystone Research, Morgan Stanley 440 S. LaSalle Street Chicago, IL 60605	2001 to March 2009	Chief Investment Officer, Executive Director, financial services company

EMFAT performs investment advisory services for Registrant. The trustees and officers of EMFAT and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Kenneth Mertz President, CIO Portfolio Manager	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since January 1, 1992	President, Portfolio Manager, Investment Adviser

Edward Pohl, CFO Treasurer	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since June 1, 2001	Chief Financial Officer, Chief Operating Officer, Investment Adviser

	Emerald Fixed Income Advisers 1703 Oregon Pike Lancaster, PA 17601	Since February 1, 2006	Managing Director, Investment Adviser

Daniel Moyer Executive Vice President	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since October 1, 1992	Executive Vice President, Managing Director, Investment Adviser

	Emerald Separate Account Management 1703 Oregon Pike Lancaster, PA 17601	Since August 7, 2009	Managing Director, Investment Adviser

James Meehan Chief Compliance Officer	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since May 1, 1999	Chief Compliance Officer, Investment Adviser

	Emerald Separate Account Management 1703 Oregon Pike Lancaster, PA 17601	Since August 7, 2009	Chief Compliance Officer, Investment Adviser

	Emerald Fixed Income Advisers 1703 Oregon Pike Lancaster, PA 17601	Since February 1, 2006	Chief Compliance Officer, Investment Adviser

Stacy Sears	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since October 1, 1992	Senior Vice President, Portfolio Manager, Investment Adviser

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Pictet Asset Management Limited performs investment advisory services for Registrant. The directors and officers of Pictet Asset Management Limited and their other business affiliations for the past two fiscal year are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Rod Hearn	Pictet (London) Ltd Pictet Administration Services Ltd Pictet Asset Management Ltd Worldwide SICAV 1, Boulevard Royal L-2449 LUXEMBOURG Al Dar Islamic Fund, SICAV 1, Boulevard Royal L-2449 LUXEMBOURG	ongoing	Director

Nicholas Johnson	Pictet Asset Management Ltd	ongoing	Director

	NPJ Asset Management LLP 11-12 Tokenhouse Yard London, EC2R 7AS Global Opportunities Fund Global Opportunities Master Fund Management Cayman Ltd	Since May 8, 2007	Director

Rolf Banz	Pictet Asset Management SA	ongoing	Director

Gavin Sharpe	Pictet (London) Ltd Pictet Administration Services Ltd Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	ongoing	Chief Financial Officer and Director

Renaud De Planta	Pictet & Cie Pictet Asset Management SA Pictet Asset Management Ltd Pictet Canada L.P. Pictet Holding LLP	ongoing	Chief Executive Officer, Director

David Cawthrow	Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	Since June 27, 2005	Chief Compliance Officer

Christoph Lanter	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Head of Business Development and Client Relations. Director

Richard Heelis	Pictet Asset Management Ltd	ongoing	Head of Equities, Director

Sebastien Eisinger	Pictet Asset Management SA Pictet Asset Management Ltd	Since September 1, 2007	Head of Fixed Income Director

Olivier Ginguene	Pictet Asset Management SA Pictet Asset Management Ltd	Since August 2005	Head of Quantitative Investment Director

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Pictet Asset Management SA performs investment advisory services for Registrant. The directors and officers of Pictet Asset Management SA and their other business affiliations for the past two fiscal year are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Rolf Banz	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Director Chief Investment Architect and Product Manager

Gavin Sharpe	Pictet (London) Ltd Pictet Administration Services Ltd Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	ongoing	Director and Chief Financial Officer

Renaud De Planta	Pictet & Cie Pictet Asset Management SA Pictet Asset Management Ltd Pictet Canada L.P. Pictet Holding LLP	ongoing	Partner, Chief Executive Officer and Director

David Cawthrow	Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	Since June 27, 2005	Chief Compliance Officer

Marc Tonnerre	Pictet Asset Management SA	ongoing	Head of Compliance (Geneva)

Hoover performs investment advisory services for Registrant. The directors and officers of Hoover and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Irene G. Hoover, CFA; Managing Member and Chief Investment Officer	None

Beverly Hoffmann, CFO and CCO	None

Stephen J. Cullen, Director of Market Analysis and Equity Trading	None

Nancy R. Rimington, Director of Client Service and Marketing	None

David Schneider, Associate Portfolio Manager and Senior Analyst	None

Jane M. Hecht, Director of Operations	None

16

Netols Asset Management, Inc. performs investment advisory services for Registrant. The directors and officers of Netols Asset Management, Inc. and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Jeffrey W. Netols President and Portfolio Management	None

Riverbridge Partners, LLC performs investment advisory services for Registrant. The partners of Riverbridge Partners, LLC and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Mark Thompson Principal	None

Rick Moulton Principal	None

John Peyton Principal	None

Robert Hensel Principal	None

Philip Dobrzynski Principal	None

Andrew Turner Principal	None

Dana Feick Principal	None

Conestoga Capital Advisors, LLC performs investment advisory services for Registrant. The directors and officers of Conestoga Capital Advisors, LLC and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
William C. Martindale, Jr. Managing Partner	Adondo Corporation 353 W. Lancaster Ave., Suite 120 Wayne, PA 19087	Since November 2009	Member, Board of Directors Telephonic Technology and Quantitative Investment Strategy

Robert M. Mitchell Managing Partner	None

Duane R. D’Orazio Managing Partner	None

Mark S. Clewett, CFA Managing Partner	None

17

Cedar Ridge Partners, LLC performs investment advisory services for Registrant. The partners of Cedar Ridge and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Alan E. Hart, Managing Partner	None

Guy J. Benstead, Partner	None

Jeffery M. Hudson, Partner	None

Broadmark performs investment advisory services for Registrant. The trustees and officers of Broadmark and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Daniel J. Barnett Chairman	Revere Capital Advisors, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	06/2007 to present	CEO Hedge Fund Platform

	Revere Securities Corp. 12 East 52nd Street, 6th Floor New York, NY 10022	05/2009 to present	Chairman and Director Broker Dealer

	Revere Securities Corp. 12 East 52nd Street, 6th Floor New York, NY 10022	06/2009 to present	Registered Rep Broker Dealer

	Jesup & Lamont Securities Corp. 650 Fifth Avenue, 3rd Floor New York, NY 10019	01/2007 to 12/2008	Registered Rep Broker Dealer

	Broadmark Long/Short Equity Fund, Ltd c/o ISIS Fund Services Ltd. Penboss Building 50 Parliament Street Hamilton HM 12 Bermuda	01/2007 to present	Director Offshore Hedge Fund

	Broadmark Value Hedged Offshore Fund, Ltd c/o ISIS Fund Services Ltd. Penboss Building 50 Parliament Street Hamilton HM 12 Bermuda	01/2007 to present	Director Offshore Hedge Fund

Christopher J. Guptill CEO and Chief Investment Officer	Revere Capital Advisors, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	03/2009 to present	Passive ownership in Hedge Fund Platform

18

Jerome Crown CFO	Revere Capital Advisors LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	06/2007 to present	CFO and Director Hedge Fund Platform

	Revere Securities Corp. 12 East 52nd Street, 6th Floor New York, NY 10022	5/2009 to present	CFO and Director Broker Dealer

Laura A. Hespe Chief Operating Officer	Revere Capital Advisors, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	03/2009 to present	Passive ownership in Hedge Fund Platform

	Jesup & Lamont Securities Corp. 650 Fifth Avenue, 3rd Floor New York, NY 10019	6/2006 to 12/2008	Registered Rep Broker Dealer

Smith Asset Management, L.P. performs investment advisory services for Registrant. The directors, officers or partners of Smith and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Stephen S. Smith, Founder & Chief Executive Officer	None

John D. Brim, CCO	None

Travis J. Briggs, Director of Marketing	None

Royce W. Medlin, Senior Portfolio Manager	None

First Western Investment Management Inc. performs investment advisory services for Registrant. The directors and officers of First Western and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Scott Wylie, Chief Executive Officer, President & Director	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Chairman & Chief Executive Officer

Warren Olsen, Chairman & Chief Investment Officer	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Chief Investment Officer

Hudson Mead, Managing Director	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Senior Trust Officer

Karen Post, Managing Director	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Vice President

19

Julie Courkamp, Treasurer & Controller	None

Ryan Trigg, Corporate Secretary	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Director of Finance & Corporate Secretary

Karen Garcia, Chief Compliance Officer	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Director of Trust Operations and Technology

Pacific Investment Management Company LLC performs investment advisory services for Registrant. The directors, officers and partners of PIMCO and their other business affiliations for the past two fiscal years are:

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Arnold, Tammie J.	Head, Global Retail Distr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Baker, Brian P.	Account Manager	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Balls, Andrew Thomas	Head, Euro Portfolio Mgmt	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Benz II,William R.	Head of PIMCO EMEA	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Bhansali,Vineer	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Callin, Sabrina C.	StocksPLUS Product Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Cupps, Wendy W.	Head, Product Management	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Dawson, Craig A.	Head, Prod Mgmt-Europe	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Dialynas, Chris P.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

El-Erian, Mohamed A.	CEO & Co-CIO	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Flattum, David C.	General Counsel	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Gross, William H.	Founder, CIO-Sr Port Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Harris, Brent Richard		Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

20

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Hodge, Douglas M.	Director, Asia Pacific	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Holden, Brent L.	Co-Hd of US Acct Mgmt	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Ivascyn, Daniel J.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Jacobs IV, Lew W.	Head of Talent Management	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Kiesel, Mark R.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Lown, David C.	Technology & Operations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Mather, Scott A.	Head, PM Global Desk	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

McCulley, Paul A.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

McDevitt, Joseph V.	Head, PIMCO Europe	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Mewbourne, Curtis A.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Muzzy, James Frederic	Founder, Head, Bus Dev US	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Otterbein, Thomas J.	Co-Hd of US Acct Mgmt	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Powers, William C.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Ravano, Emanuele		PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Schmider, Ernest L.	Head of Funds Admin	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Short, Jonathan D.	Head, Inst Bus Dev	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Simon, W Scott	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Takano, Makoto	President of PIMCO Japan	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

21

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Weil, Richard M.	Chief Operating Officer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Worah, Mihir P.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Zhu, Changhong	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Amey, Mike	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Anderson, Joshua M.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Andrews, David S.	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Beaumont, Stephen B.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Bishop, Gregory A.	Financial Inter Group	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Blau, Volker	Head Insurance	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Bodereau, Philippe	Credit Analyst	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Bosomworth, Andrew	Head Munich Port Mgmt	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Bridwell, Jennifer S	Mortgage Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Brittain, WH Bruce	Structured Product Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Clarida, Richard H	Global Strategic Advisor	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Conseil, Cyrille R.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Cummings, John B.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Dada, Suhail H.	Head, Middle East Bus Dev	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Davies, Mark John	Global Head, Risk Mgmt	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

22

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
De Leon, William G.	EVP, Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Devlin, Edward	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Durham, Jennifer E.	Chief Compliance Officer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Fisher III, David N.	Global Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Foong, Hock Meng	Acct Mgr / Office Head	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Fournier, Joseph A.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Fuhrmann, Dorothee J.	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Fluor III, Richard F.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Gleason, George Steven	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Gomez, Michael A.	Emerging Market Port Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Graham, Stuart Thomson	Head, PIMCO Canada	PIMCO Canada	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Greer, Robert J.	Real Return Product Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Hally, Gordon C.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Hardaway, John P.	Mgr, Mut Funds Operations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Harumi, Kazunori	Client Svcs - Pension	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Holloway Jr., Dwight F.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Hudoff, Mark T.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

King, Stephanie Lorraine	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

23

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Lehavi, Yanay	Senior Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Lettich, Bruno Joseph	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Louanges, Matthieu	Head, Port. Business Mgmt	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Masanao, Tomoya	Portfolio Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

McCray, Mark V.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Mead, Robert	Portfolio Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Miller, John M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Millimet, Scott A.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Minaki, Haruki	Head Legal, Japan	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Mogelof, Eric J.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Monson, Kristen S.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Moore, James F.	Product Mgr, Pension Spec	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Morena, Robert	Head, Inst Bus Dev NY	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Murata, Alfred T.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Okun, Eric Alan	Senior Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ong, Arthur Y.D.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ongaro, Douglas J.	Head, Fin Inter Group	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Osses, Guillermo Ariel	Emerging Market Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

24

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Ozeki, Koyo	Hd, Asian Credit Research	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Parikh, Saumil H.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Park, Jung	Business Development	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Paulson, Bradley W.	Head Global Legal/ Compl.	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Philipp, Elizabeth M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Porterfield, Mark J.	Media & Public Relations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Posch, Brigitte	Portfolio Manager, EM	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Rodosky, Stephen A.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ruthen, Seth R.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Sargent, Jeffrey M.	Chief Admin. Officer EMEA	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Schneider, Jerome M	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Spajic, Luke Drago	Head - Pan Euro Credit PM	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Stracke,Thibault C.	Co-Head - Credit Research	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Streiff, Thomas F.	Product Mgr, Retirement	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Strelow, Peter G	Mgr, Mutual Funds Admin	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Taborsky, Mark A.	Product Manager, AA	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Tarman, Daniel I	Head of Mktg Communctns	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Toloui-Tehrani, Ramin	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

25

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Tournier, Eve Anne Celine	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Tyson, Richard E.	Senior Operations Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

van Heel, Marc	Head, Bus Dev NLD/BEL	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ward, Jim	Head of Human Resources	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Wilson, John F.	Head, Bus Dev Australia	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Wilson, Susan L.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Witt, Frank	Head, Bus Dev DEU/AUT	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Wood, George H.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Young, Robert O.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Yu, Cheng-Yuan	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Afrasiabi, Mark Saied	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Ahto, Laura A.	Head-Ops,Admin,Euro Funds	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Anctil, Stacie D.	Pricing Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Arora, Amit	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Baburek, Daniel	Portfolio Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Beck, Lee Davison	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Berman, Scott Michael	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Berndt, Andreas	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

26

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Blair, David James	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Blomenkamp, Felix	Head ABS	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Blute, Ryan Patrick	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Bradshaw, Myles Emmerson Charles	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Broadwater, Kevin M.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Brown, Erik C.	Tax Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Bui, Giang H.	Structured Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Burns, Michael A.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Carnachan, Robert Scott	Asia Ex-Jpn Legal Counsel	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Cavalieri, John R.	Product Mgr, Real Return	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Chen, Wing-Harn	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Colter Jr., Eugene Maynard	Head, Messaging & Content	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Cressy, Jonathan B.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Damodaran, Kumaran K	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Darling, James	Account Manager	PIMCO Canada	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Dorff, David J.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Dorrian, Peter G.	Head, Remarketing	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Eedes, Linda	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

27

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Emons, Ben	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Feeny, Martin E.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Ferber, Steven Ellis	DC Channel, Business Dev.	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Fields, Robert A.	Muni Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Fisher, Marcellus M.	Manager, Trade Support	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Foxall, Julian	Portfolio Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Frisch, Ursula T.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Gandolfi, Alessandro	Head, Bus Dev Italy	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Garbuzov, Yuri P.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Getter, Christopher T.	Product Manager, EM	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Giurlani, Gian Luca	European Re-Marketing	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Grabar, Gregory S.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Griffiths, John Lawrence	Head of Business Dev - UK	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Gross, Jared B.	Product Manager, LDI	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Gupta, Sachin	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Gupta, Shailesh	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hasegawa, Tamotsu	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hastings, Arthur J.	Compliance Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

28

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Hayes, Ray C.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Heimann, Ilan	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Helsing, Jeffrey	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Horne, Jonathan Lane	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hu, Gang	Portfolio Manager, TIPS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hughes, Mark Alan	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hyman, Daniel Herbert	Portfolio Mgr, ABS-MBS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Jann, Juergen	Co-Head Munich Gbl Desk	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Johnson, Nicholas J	Commodity Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Katz, Ulrich	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Keck, Andreas	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Kelly, Benjamin Marcus	Account Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

King Jr., John Stephen	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Kirkbaumer, Steven P.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Komatsu, Mitsuaki	Head of Compliance	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Korinke, Kimberley Grace	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Korinke, Ryan Patrick	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Kressin, Thomas	Co-Head Munich Gbl Desk	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

29

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Kuhner, Kevin D.	Institutional Direct Mktr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Lackey, Warren M.	Director, Communications	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Larsen, Henrik P.	Mgr Fund Administration	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

LeBrun Jr., Richard R.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Li, Ji	MBS/ABS Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Lian, Chia Liang	EM Portfolio Manager	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Linke, Gordon F.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Loh, John J.	Mgr, Risk Operations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Lopez, Rafael A.	Head Operations, AsiaPac	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Ludwig, Steven Charles	Senior Compliance Officer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Mak, Richard	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Martel, Rene	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Martin, Scott W.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Meggers, Julie Ann	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Meyn, Cynthia Louise	Senior Operations Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Miller Jr., Kendall P.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Milo, Davida J.	CRM Platform Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Mitchell, Gail	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

30

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Mukherji, Raja	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Mulcahy, Matthew J.	Portfolio Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Nambimadom, Ramakrishnan S.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Nest, Matthew J.	Account Manager	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Nicholls, Steven B.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Nieves, Roger O.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

O’Connell, Gillian	Manager of Operations	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Okamura, Shigeki	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Osborne, Simon Timothy	Trade Compliance	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Pagani, Lorenzo P.	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Perez, Keith	Senior Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Phillipson, Daniel	Product Manager	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Pimentel, Rudolph	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Pittman, David J.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Potthof, Axel	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Prasad, Krishna	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Putyatin, Vladyslav	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Qu, Wendong	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

31

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Reimer, Ronald M.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Reisz, Paul W.	ST/Stable Value Prod Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Repoulis, Yiannis	Account Manager	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Rice, Thomas Edmund	European Legal Counsel	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Rollins, Melody	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Romano, Mark A.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Schaus, Stacy Leigh	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Schulist, Stephen O.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Schwetz, Myckola	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Sejima, Toru	Acct Mgr, Clnt Svcs-Pens	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Senne, Verena	L&C Officer	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Shaw, Matthew D.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Skobtsov, Ivan	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Smith, Kenton Todd	ABS/MBS Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Sonner, Michael	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Spalding, Scott M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Springer, Jeffrey	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Stack, Candice Elizabeth	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

32

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Staub, Christian Martin	Head, PIMCO Switzerland	PIMCO Switzerland LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Steele, Scott Patrick	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Strauch, Joel Edward	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Theodore, Kyle J.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Thompson, Michael Frazier	Co-Head, Euro Remarketing	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Thurston, Powell C.	Structured Product Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Trevithick, Natalie	Invest Grade Corp Trader	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Tsubota, Shiro	Client Servicing	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Vallarta-Jordal, Maria- Theresa F.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

van Akkeren, Marco	Portfolio Manager ABS-MBS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

van Bezooijen, Jeroen Teunis Steven	Product Manager, LDI	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

van Zoelen, Henk Jan	Account Mgr	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Viana, David	Int’l Compliance Officer	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Wada, Hiromi	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Walker, Trent W.	Financial Reporting Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Watchorn, Michael C.	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

White, Timothy C.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Whitton, Bransby M.	Account Manager	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

33

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Wild, Christian	Credit Research Analyst	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Wilner, Mitchell W.	High Yield Trader	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Yamamoto, Shinichi	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Abdikeev, Tamerlan	Manager, Bus Dev	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Adatia, Tina	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Agredano, Carlos	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Akerberg, Oskar	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Allamanis, Georgios	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Althof, Michael	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ananthanarayanan, Mangala V	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Anochie, Kwame A.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Asay, Susan	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Avancini, Joerg	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Bansal, Sharad	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Barnes, Donna E.	FINRA Prin & Compl Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Beard, Christopher	Manager, Compliance	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Benson, Sandra M.	Sr. Corporate Paralegal	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ben-Zvi, Kfir Naftali	Portfolio Pricing Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

34

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Bertolo, Matteo	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Bierman, Dave H.	Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Boehm, Timo	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Bolton, Laurence Edwin	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Boyd, C Robert	Senior Structure Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Brandl, Michael	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Brenner, Matthew H.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Brons, Jelle	Trading Associate	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Brune, Christopher P.	Risk Oversight Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Burdian, Michael R.	Port Assoc, Collateral	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Burns, Robert	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Byer, Jeffrey Alan	Fund Development	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Caltagirone, Christopher	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cantrill, Elizabeth Davis	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cheng, Audrey Lee	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Chin, Tracy	Credit Analyst	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Chipp, William	Global Service Liaison	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Chopra, Amit	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

35

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Clark, Raymond Matthew	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Clarke, James Robert	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Colasuonno, Richard T.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cooke, Anthony H.	Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cornelius, Darryl Paul	Product Specialist	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cortes Gonzalez, Ana	Portfolio Manager, ABS	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cumby III, William Sylvester	Portfolio Manager ABS-MBS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dahlhoff, Juergen	Credit Research Analyst	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Danielsen, Birgitte	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Das, Aniruddha	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

David, Evan Allen	Software Development Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

De Bellis, Mary	Dom Trade Asst Supervisor	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

De Lorenzo, Nicola A.	Business Mgt Associate	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dilek, Burcin	Head Trade Support	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dittrich, Hanno	Head of ACE Compliance	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dombrovsky, Anton	Product Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dorsten, Matthew P.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dugan, Travis J.	Money Market Specialist	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

36

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Dutta, Manish	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Edler, Vernon	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Edwards, Ben Matthew	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ellis, Edward L.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Eltz, Antoinette	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

England, Jason S.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Estep, Bret W.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Evans, Stefanie D.	Sr Mortgage Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Fan, Derek Chung Lee	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Fends, Melissa A.	Contracts Admin Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Finkenzeller, Thomas	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Forsyth, Andrew C.	Head, Bus Dev Canada	PIMCO Canada	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Fowler, Ellen	Executive Assistant	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Froehlich, Frank	Compliance Officer	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Furusho, Hiroaki	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Galli, Leandro Jose	Trading Associate	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Garnett, Andrew David	Regulatory Compliance Mgr	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ghosh, Sharad	Account Manager	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

37

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Gibson, Thomas C.	AIMR Compl Audit Spec	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gingrich, Robert M	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gould, Linda J	Fee Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Grady, Myrrha H.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Graves, Zoya Schoenholtz	Global Strategic Mktg&Ad	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gruben, Kristin Lynn	Compliance Officer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Grzesik, Marco	Head, Bus Dev France	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gu, Haidi	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Haaf, Tim	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Haeckl, Tanja	VP, Head Cash Desk	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Hagmeier, William Robert	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Hauschild, Matthew Richard	Senior Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Heravi, Kaveh Christian	Technology Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Herlan, Hans Joerg	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Hockswender III, Thomas R.	Senior Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Hsiang, Hwa-Ming	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ing, Terrence Liu	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jacobs, Brian Harold	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

38

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Jelenz King, Silvia	Financial Writer	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Johnson, Eric D	Mutual Fund Admin	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Johnson, Kelly	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jones, Jeff	Learning/Ldrshp Dvlpment	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jones, Steven L.	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jordan, Daniel V.	Fin Business Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kakuchi, Tadashi	Portfolio Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kam, Damien Joseph	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Karpov, Natalie	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kavafyan, Constance	Acct Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kellerhals, Philipp	Head Quant Strategies	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kersman, Alec	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kezelman, Jason M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kim, Aaron Hyun	Derivatives Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kim, Lisa	Product Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kingston, Rafer Alexander	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kirkowski, John Jeffrey	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kishimoto, Yayoi	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

39

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Kohari, Chisato	Credit Analyst	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Komatsu, Hugo	Manager, Middle Ofc & Ops	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kuehne, Stefan	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kumar, Mukund	Sr Developer/Fin Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lang, Eddie F	Strategic Ops Project Mgr	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lee, Alvin Lip Sin	Mgr, Compliance & Acctg	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lee, Robert Ru-Bor	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Leong, Chon-Ian	Alternatives	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Leong, Foong Ching	Funds Admin Manager	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Li, Li	Account Manager	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lilly III, Frederick Vivan	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Linder, Astrid	Product Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Liwski, Michael V.	Mgr, Client Report & Pres	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lofdahl, Christopher F.	Executive Office Team	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Loh, Cynthia Elizabeth Yue-Ling	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Long, Hui	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lopez, Joy Lynn	Tax Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Loriferne, Matthieu Hubert Felix	Credit Analyst	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

40

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Love, David Bernard	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lowe, Erika Hayflick	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mandy, Alain	Mgr, Cust, Acct & Fin Rep	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Manseau Guerdat, Chantal Marie Helene	Account Manager	PIMCO Canada Mgmt	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Martini, Nadege	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mayershofer, Veronika	Portfolio Associate	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mazzocchi, Bettina Ester Florette	Re Marketing Account Mgr	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

McCann, Patrick Murphy	Global Operations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Merz, Frederic	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Metsch, Mark E.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Micali, Carlo	Account Manager	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mierau, Kristion T.	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mieth, Roland	Portfolio Manager, EM	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mittal, Mohit	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Moeljanto ,Lanny H.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Molloy, Carol	Account Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Morrison, John Edward	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Muehlethaler, Jeffrey Charles	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

41

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Murano, Yuko	HR Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Nabors, Robin	Sr. HR Generalist	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ng, Albert K.	Senior Programmer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Nguyen, Tommy D.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Nojima, Sachiko	Manager, Operations	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Norris, John F.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Nunziata, Cristina	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Okuma, Sachiko	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Olazabal, Joshua A	Executive Office Team	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Oliva, Jennifer Lynn	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ollenburger, Loren P.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Otterbein, Marie S.	Spvsr Producer Group	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Padmanabhan, Lalantika	Structured Credit Assoc	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Parikh, Bijal Y.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Pejavar, Sheila M.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Perez, Iohan	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Pont, Nicholas James	Remarketing Acct Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Price, Rosamond Jane	Remarketing Acct Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

42

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Pricer, Jesse L.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Putnicki, Matthew S	Global Product Associate	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Qiao, Yi	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Qiu, Ying	Portfolio Manager,ABS-MBS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rahari, Pierre-Yves	Manager, Shareholder Svcs	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rahman, Lupin	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ratner, Joshua D.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Reimer, Danelle J.	Trading Floor Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Riendeau, Kevin	Business Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rogers,William A.	Structured Products Serv	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ronnie, Stephen	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rowe, Cathy T.	Administrative Port Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rudolph, Lynn	Sr. HR Generalist	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Sakane, Yoshiyuki	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Salastekar, Deepa A	ABS/MBS Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Scherzinger, Marion	Credit Research Analyst	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schnatterer, Monika	Portfolio Associate	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schuetz, Patricia Ann	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

43

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Schultes, Adrian O.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schwab, Gerlinde	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schwab, Stephen D.	Head of DC Sales Support	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Scibisz, Iwona E.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Scorah, Ian	Legal Counsel	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Seksaria, Rahul M.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Sesay, Therenah	Mgr Account Associate	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Shah, Sapna Kiran	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Sheehy, Erica H.	Compliance	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Shepherd, Julie M.	Manager, AM Support	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Shiroyama, Taro	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Singal, Alka	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Somersan-Coqui, Aylin	Account Manager	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Soto, Alyssa Michele	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Spandri, Tobias	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Spicijaric, Jennifer N.	Cash Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Stauffer, Christina	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Stravato, Richard	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

44

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Struc, Alexandru	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Sun, Hao	Account Manager	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Suo, Yuanyuan	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Suskind, Donald W.	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Takeuchi, Ichiro	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Takizuka, Hikaru	Compliance Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tam, Joe	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Taro, Maryam	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Telish, Christine M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Terry, Michael A.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tersin, Dominique	Trade Assistant	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

To, Steven P.	Software Development Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tomlinson, Brian	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Traber, Eva-Maria	Portfolio Associate	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tran, Loc Khanh	Sr Database Administrator	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tredwell, Alonzo S.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Trovato, Michael J.	Account Mgr., Middle East	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tse, Koonnang Colin	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

45

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Tzemach, Yael Gayle	EM Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Upadhyay, Nishant	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Vames, Steven D.	Writer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Van De Zilver, Peter A.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Veit, Konstantin	Trading Associate	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Velasco, Christine Ann	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Velicer, Erik A.	Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

von der Linden, Greg	VP Staffing	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Walenbergh, Mark	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Walsh, Lauren Rita	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Walther, Kasten	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Warner IV, Hansford B.	Credit Structure Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Watford, Charles	Credit Research Analyst	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Weinberger, Michele Deborah	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wendler IV, Paul Frederick	Middle Office Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Werber, Keith Adam	Cash Desk Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Whitewolf, Lance E.	Funds Statistics	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wildermuth, Paul T.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

46

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Wildforster, Kai	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Williams III, Charles A	Office Services & Support	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Williams, Jason A.	Trader	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Winters, Kevin Michael	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wittkop, Andrew T.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wolf, Greggory S.	Shareholder Svcs Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wong, Tammy Nguyen	CRM Functional Lead	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Xu, Jianghua	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yang, Jing	Structured Credit Assoc	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yasnov, Vadim Igorevich	Financial Engr/Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yildiz, Sadettin	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yip, Jonathan	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yoon, Kenneth G.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yu, Anna W.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yu, Walter	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Zerner, Mary Alice	Head of Mktg Comm	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Zhang, Ji Sheng	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

47

Blackrock Financial Management, Inc. performs investment advisory services for Registrant. The directors and officers of Blackrock and their other business affiliations for the past two fiscal years are:

Name and Position with BlackRock	Other Company	Position with Other Company
Ann Marie Petach, Chief Financial Officer and Managing Director	BAA Holdings, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Funding International, Ltd., Cayman Islands	Chief Financial Officer and Managing Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock International Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chief Financial Officer and Managing Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Managing Director

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Managing Director

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock UK 1 LP, London, England	Chief Financial Officer and Managing Director

	BlackRock US Newco, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	State Street Research & Management Company, Boston, MA	Chief Financial Officer and Managing Director

	SSRM Holdings, Inc., Boston, MA	Chief Financial Officer and Managing Director

Robert P. Connolly, General Counsel, Managing Director and Secretary	BAA Holdings, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

48

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Advisors, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Advisors Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Capital Management, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Funding, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Funding International, Ltd., Cayman Islands	General Counsel, Managing Director and Secretary

	BlackRock Holdco 2, Inc. Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Institutional Management Corporation, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock International Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Investment Management, LLC, Plainsboro, NJ	General Counsel, Managing Director and Secretary

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	General Counsel, Managing Director and Secretary

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Investments, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock UK 1 LP, London, England	General Counsel, Managing Director and Secretary

	BlackRock US Newco, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	State Street Research & Management Company, Boston, MA	General Counsel, Managing Director and Secretary

	SSRM Holdings, Inc., Boston, MA	General Counsel, Managing Director and Secretary

49

Name and Position with BlackRock	Other Company	Position with Other Company
Laurence D. Fink, Chief Executive Officer and Director	BAA Holdings, LLC, Wilmington, DE	Chief Executive Officer and Director

	BlackRock, Inc., New York, NY	Chairman, Chief Executive Officer and Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Executive Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	Chairman and Chief Executive Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock Capital Markets, LLC, Wilmington, DE	Chairman

	BlackRock Equity - Bond Funds Wilmington, DE	Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Executive Officer

	BlackRock Funding International, Ltd., Cayman Islands	Chief Executive Officer and Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Chief Executive Officer and Director

	BlackRock HPB Management, LLC, New York, NY	Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Chief Executive Officer

	BlackRock International Holdings, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	Chairman and Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chairman and Chief Executive Officer

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock US Newco, Inc., Wilmington, DE	Chairman and Chief Executive Officer

50

Name and Position with BlackRock	Other Company	Position with Other Company
	State Street Research & Management Company, Boston, MA	Chairman, Chief Executive Officer and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	Chairman, Chief Executive Officer and Director

Robert S. Kapito, President and Director	BAA Holdings, LLC, Wilmington, DE	President and Director

	BlackRock, Inc., New York, NY	President and Director

	BlackRock Advisors, LLC, Wilmington, DE	President and Director

	BlackRock Advisors Holdings, Inc., New York, NY	President and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	President

	BlackRock Capital Management, Inc., Wilmington, DE	President and Director

	BlackRock Capital Markets, LLC, Wilmington, DE	Director

	BlackRock Funding, Inc., Wilmington, DE	President and Director

	BlackRock Funding International, Ltd., Cayman Islands	President and Director

	BlackRock Holdco 2, Inc. Wilmington, DE	President and Director

	BlackRock (Institutional) Canada Ltd., Toronto, Ontario	President and Director

	BlackRock Institutional Management Corporation, Wilmington, DE	President and Director

	BlackRock International Holdings, Inc., New York, NY	President and Director

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	President

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	President and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	President and Director

51

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock US Newco, Inc., Wilmington, DE	President and Director

	Carbon Capital III, Inc. New York, NY	Director

	State Street Research & Management Company, Boston, MA	President and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	President and Director

Paul Audet, Vice Chairman	BAA Holdings, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Cayco Limited, Cayman Islands	Director

	BlackRock Cayman Company, Cayman Islands	Director

	BlackRock Cayman Newco Limited, Cayman Islands	Director

	BlackRock Finco, LLC, Wilmington, DE	Director

	BlackRock Finco UK, Ltd., London, England	Director

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Director

	BlackRock Holdco Limited, Cayman Islands	Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman and Director

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

52

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock Realty Advisors, Inc., Florham Park, NJ	Director

	BlackRock UK 1 LP, London, England	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman and Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Charles Hallac, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock India Private Ltd., Mumbai, India	Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

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Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Barbara Novick, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	Chief Executive Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

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Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Scott Amero, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Anthracite Capital Inc. New York, NY	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Susan Wagner, Vice Chairman and Chief Operating Officer	BAA Holdings, LLC, Wilmington, DE	Vice Chairman, Chief Operating Officer and Director

55

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Finco UK, Ltd., London, England	Director

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Chief Operating Officer

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman and Chief Operating Officer

	BlackRock Mortgage Ventures, LLC Wilmington, DE	Director

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	State Street Research & Management Company, Boston, MA	Vice Chairman and Chief Operating Officer

	SSRM Holdings, Inc., Boston, MA	Vice Chairman and Chief Operating Officer

Robert Doll, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman and Director

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

56

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Portfolio Administration & Management Ltd., Cayman Islands	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Robert Fairbairn, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Asset Management U.K. Limited, London, England	Chairman and Director

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Group Limited London, England	Chairman and Director

57

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Chairman and Director

	BlackRock Investment Management (Australia) Limited, Victoria, Australia	Director

	BlackRock Investment Management International Limited, London, England	Chairman and Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Investment Management (UK) Limited, London, England	Director

	BlackRock Japan Co., Ltd., Tokyo, Japan	Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock Securities Co, Ltd. Tokyo, Japan	Director

	BlackRock UK 1 LP, London, England	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Grosvenor Alternate Partner Limited, London, England	Director

	Impact Investing Pty Ltd. Melbourne, Australia	Director

	PSN Pty Ltd. Melbourne, Australia	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

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Name and Position with BlackRock	Other Company	Position with Other Company
Bennett Golub, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc. Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Institutional Management Corporation Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc. Wilmington, DE	Vice Chairman

	SSRM Holdings, Inc. Boston, MA	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

Richard Kushel, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc. Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

59

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Japan Co., Ltd Tokyo, Japan	Director

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman

	BlackRock Securities Co., Ltd Tokyo, Japan	Director

	BlackRock US Newco, Inc. Wilmington, DE	Vice Chairman

	SSRM Holdings, Inc. Boston, MA	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

Los Angeles Capital Management and Equity Research, Inc. performs investment advisory services for Registrant. The directors and officers of Los Angeles Capital and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Thomas D. Stevens, Chairman	None

Hal Reynolds, Chief Investment Officer	None

David Borger, Director of Research	None

Stuart Matsuda, Director of Trading	None

Acadian Asset Management LLC performs investment advisory services for Registrant. The directors and officers of Acadian and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Gary Bergstrom, Chairman, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd	ongoing	Director, asset management

John Chisholm, Executive Vice President, co-CIO, Member of Board of Managers	Acadian Asset Management (UK) Ltd	ongoing	Director, asset management

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Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Churchill Franklin, Executive Vice President, Member of Board of Managers	Acadian Asset Management (UK) Ltd Acadian Asset Management (Australia) Ltd Acadian Cayman Limited G.P.	ongoing	Director, asset management

Ronald Frashure, Chief Executive Officer, President, co-CIO, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd Acadian Cayman Limited G.P.	ongoing	Director, asset management

Mark Minichiello, Senior Vice President, Chief Financial Officer, Treasurer, Secretary, Member of Board of Managers	Acadian Asset Management (UK) Ltd	ongoing	Director, asset management

Raymond Mui, Senior Vice President, Member of Board of Managers	Acadian Cayman Limited G.P.	ongoing	Director, asset management

Brian Wolahan, Senior Vice President, Director of Alternative Strategies, Member of Board of Managers	None

James Wylie, Senior Vice President, Member of Board of Managers	Acadian Cayman Limited G.P.	ongoing	Director, asset management

Linda Gibson, Member of Board of Managers	Executive Vice President, Secretary and General Counsel-Old Mutual (US) Holdings Inc. (a holding company); Larch Lane Advisors, LLC (an investment adviser) 2100 Capital Group LLC (an investment adviser), Acadian Asset Management LLC Old Mutual Asset Management Trust Company (a trust company)	ongoing	Affiliated Directorships

Thomas Turpin, Member of Board of Managers	Executive Vice President and Chief Operating Officer-Old Mutual (US) Holdings Inc. (a holding company) Old Mutual Funds III (a registered investment company) Old Mutual Capital, Inc. (an investment adviser) Acadian Asset Management LLC (an investment adviser) Old Mutual Group Limited (a holding company) Old Mutual Asset Managers (Bermuda) Ltd. (an investment adviser) Old Mutual Group Services Limited (a financial services company) Liberty Ridge Capital, Inc. (an investment adviser) Chairman and Director Larch Lane Advisors, LLC (an investment adviser) Provident Investment Counsel, Inc. (an investment	ongoing	Affiliated Directorships

61

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
adviser) Ashfield Capital Partners, LLC. (an investment adviser) Old Mutual Funds II (a registered investment company) Old Mutual Insurance Series Fund (a registered investment company) Old Mutual Asset Managers (UK) Ltd. (an investment adviser) Analytic Investors, LLC (an investment adviser) Copper Rock Capital Partners, LLC (an investment adviser) Old Mutual Asset Management Trust Company (a trust company) 2100 Capital Group LLC (an investment adviser) Rogge Global Partners plc (an investment adviser) Investment Counselors of Maryland, LLC (an investment adviser) LML Holdings, Inc. (a holding company for Lincluden affiliated financial services firms)

Stephen Clarke, Member of Board of Managers	Senior Vice President, Relationship Manager -Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser) Lincluden Management Limited (an investment adviser)	ongoing	Affiliated Directorships

John Grady, Member of Board of Managers	Executive Vice President, Strategy and Business Development-Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser)	ongoing	Affiliated Directorships

Kathryn Horgan, Member of Board of Managers	Executive Vice President, Director of Human Resources-Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser)	ongoing	Affiliated Directorships

Lazard Asset Management LLC (“Lazard”) is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The list required by this Item 31 of officers and directors of Lazard, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to the Form ADV filed with the SEC by Lazard (SEC File No. 801-61701).

ITEM 32.	PRINCIPAL UNDERWRITER

(a) The sole principal underwriter for each series of the Registrant is currently ALPS Distributors, which acts as distributor for the Registrant and the following other investment companies: AARP Funds, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BLDRS Index Fund Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, Cullen Funds, DIAMONDS Trust, EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, OOK, Inc., Pax World Funds Series Trust I, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., Transparent Value Trust, TXF Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

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ALPS Distributors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ALPS Distributors is located at 1290 Broadway, Suite 1100, Denver, CO 80203.

(b) To the best of the Registrant’s knowledge, the directors and executive officers of ALPS Distributors, the distributor for Registrant, are as follows:

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Edmund J. Burke	Director	None
Spencer Hoffman	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
John C. Donaldson	Executive Vice President, Chief Financial Officer	None
Richard Hetzer	Executive Vice President	None
Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director - Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None
Paul F. Leone	Vice President, Assistant General Counsel	None
Erin E. Douglas	Vice President, Senior Associate Counsel	None
JoEllen Legg	Vice President, Associate Counsel	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None

*	c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

(c) Commissions and other compensation received, directly or indirectly, from the Forward Funds during the last fiscal year by ALPS Distributors, the Registrant’s unaffiliated principal underwriter, were as follows:

Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchase	Brokerage Commissions	Other Compensation
None	None	None	None

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follows: (i) records relating to the duties of the Registrant’s distributor, transfer agent and fund accounting agent are maintained by ALPS, 1290 Broadway, Suite 1100, Denver, CO 80203; and (ii) records relating to the Registrant’s custodian are maintained by BBH, 40 Water Street, Boston, MA 02109. Certain other books and records are maintained at the offices of the Registrant at 433 California Street, 11th Floor, San Francisco, CA 94104.

ITEM 34.	MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 35.	UNDERTAKINGS

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California, on this 30th day of April, 2010.

FORWARD FUNDS

/s/ J. ALAN REID, JR.
J. Alan Reid, Jr.
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

	SIGNATURE	TITLE	DATE

	/s/ J. ALAN REID, JR.	President and Trustee	April 30, 2010
J. Alan Reid, Jr.

	/s/ HAIG G. MARDIKIAN*	Trustee	April 30, 2010
Haig G. Mardikian

	/s/ DONALD O’CONNOR*	Trustee	April 30, 2010
Donald O’Connor

	/s/ DEWITT F. BOWMAN*	Trustee	April 30, 2010
DeWitt F. Bowman

	/s/ CECILIA H. HERBERT*	Trustee	April 30, 2010
Cecilia H. Herbert

	/s/ BARBARA TOLLE	Treasurer	April 30, 2010
Barbara Tolle

*By:	/s/ BARBARA TOLLE
Barbara Tolle
Attorney-in-Fact

Item #28	Description

(a)(2)	Revised Schedule A to the Amended and Restated Agreement and Declaration of Trust.

(e)(1)(c)	Addendum to Schedule A to the Distribution Agreement between the Registrant and ALPS Distributors dated as of April 12, 2010.

(h)(1)(a)	Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS made as of April 12, 2010.

(h)(2)(c)	Addendum to Schedule A-1 to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of March 12, 2010.

(h)(4)	Transfer Agency Fee Reimbursement Agreement between the Advisor and Registrant with respect to the Allocation Funds effective as of May 1, 2010.

(h)(7)(a)	Expense Limitation Agreement for the Forward International Dividend Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of May 1, 2010.

(h)(7)(b)	Expense Limitation Agreement for the Forward Emerging Markets Fund (Investor Class shares, Institutional Class shares, Class A shares, Class C shares, and Class M shares) dated as of May 1, 2010.

(h)(7)(c)	Expense Limitation Agreement for the Forward Legato Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of May 1, 2010.

(h)(7)(d)	Expense Limitation Agreement for the Forward Large Cap Equity Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of May 1, 2010.

(h)(7)(e)	Expense Limitation Agreement for the Forward International Fixed Income Fund (Investor Class shares, Institutional Class shares, and Class C shares) dated as of May 1, 2010.

(h)(7)(f)	Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Investor Class shares, Institutional Class shares, Class C shares, and Class M shares) dated as of May 1, 2010.

(h)(7)(g)	Expense Limitation Agreement for the Forward Growth Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated May 1, 2010.

(h)(7)(i)	Expense Limitation Agreement for the Forward Strategic Realty Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares, and Class C shares) dated as of June 12, 2009.

(h)(7)(r)	Advisory Fee Waiver Agreement between the Advisor and the Registrant with respect to the Allocation Funds effective as of May 1, 2010.

(i)	Legal Opinion of Dechert LLP as to legality of securities being registered.

(j)(1)	Consents of Independent Registered Public Accounting Firm.